THE HUDSON RIVER TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1998



                                                                                    ALLIANCE
                                                                                  INTERMEDIATE
                                                                   ALLIANCE        GOVERNMENT
                                                                 MONEY MARKET      SECURITIES
                                                                  PORTFOLIO         PORTFOLIO
                                                              ----------------- ----------------
ASSETS:
Investments at value (Notes 1 and 4) ........................  $1,065,899,953     $225,870,317
Cash ........................................................         156,695           60,518
Receivable for securities sold ..............................              --       14,125,951
Collateral held for securities loaned (Note 1) ..............              --       18,552,820
Receivable from Separate Accounts for Trust shares sold .....      37,773,076          423,626
Unrealized appreciation of forward currency contracts
 (Notes 1 and 4) ............................................              --               --
Variation margin receivable on futures contracts ............              --            3,720
Dividends, interest and other receivables ...................       6,829,093        1,986,194
                                                               --------------     ------------
  Total assets ..............................................   1,110,658,817      261,023,146
                                                               --------------     ------------
LIABILITIES:
Options written at value (Premiums received: Alliance
 Common Stock Portfolio--$195,807,516) (Notes 1 and 4) ......              --               --
Payable for securities purchased ............................              --       57,907,115
Payable for collateral received on securities loaned ........              --       18,552,820
Payable to Separate Accounts for Trust shares redeemed ......         172,164          176,688
Unrealized depreciation of forward currency contracts
 (Notes 1 and 4) ............................................              --               --
Distribution fees payable ...................................          75,249            6,178
Investment advisory fees payable ............................         303,228           76,809
Trustees' fees payable ......................................          36,067            7,500
Accrued expenses ............................................          42,501           14,870
                                                               --------------     ------------
  Total liabilities .........................................         629,209       76,741,980
                                                               --------------     ------------
NET ASSETS ..................................................  $1,110,029,608     $184,281,166
                                                               ==============     ============
Investments at cost .........................................  $1,065,207,929     $224,425,951
                                                               ==============     ============
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital ............................................  $1,109,363,876     $188,629,615
 Accumulated undistributed (overdistributed) net
  investment income .........................................         (30,306)          41,806
 Accumulated undistributed net realized gain (loss) .........           4,014       (5,835,966)
 Unrealized appreciation/depreciation on investments and
  foreign currency denominated assets and liabilities .......         692,024        1,445,711
                                                               --------------     ------------
NET ASSETS ..................................................  $1,110,029,608     $184,281,166
                                                               ==============     ============
CLASS IA SHARES:
Net Assets ..................................................  $  723,311,188     $153,383,440
                                                               ==============     ============
Shares outstanding (Note 5) .................................      70,743,797       15,858,517
                                                               ==============     ============
Net asset value, offering and redemption price per share
 (Note 1) ...................................................  $        10.22     $       9.67
                                                               ==============     ============
CLASS IB SHARES:
Net Assets ..................................................  $  386,718,420     $ 30,897,726
                                                               ==============     ============
Shares outstanding (Note 5) .................................      37,888,260        3,198,848
                                                               ==============     ============
Net asset value, offering and redemption price per share
 (Note 1) ...................................................  $        10.21     $       9.66
                                                               ==============     ============



                                                                                                    ALLIANCE
                                                                  ALLIANCE         ALLIANCE        GROWTH AND
                                                                QUALITY BOND      HIGH YIELD         INCOME
                                                                  PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                              ---------------- --------------- ------------------
ASSETS:
Investments at value (Notes 1 and 4) ........................   $325,048,927    $ 598,993,487   $    995,416,319
Cash ........................................................        160,618        2,432,944            262,852
Receivable for securities sold ..............................             --               --            462,755
Collateral held for securities loaned (Note 1) ..............     50,432,523               --         73,317,420
Receivable from Separate Accounts for Trust shares sold .....        310,428        1,036,384          2,717,842
Unrealized appreciation of forward currency contracts
 (Notes 1 and 4) ............................................             --               --                 --
Variation margin receivable on futures contracts ............             --               --                 --
Dividends, interest and other receivables ...................      3,596,596       16,422,349          1,664,593
                                                                ------------    -------------   ----------------
  Total assets ..............................................    379,549,092      618,885,164      1,073,841,781
                                                                ------------    -------------   ----------------
LIABILITIES:
Options written at value (Premiums received: Alliance
 Common Stock Portfolio--$195,807,516) (Notes 1 and 4) ......             --               --                 --
Payable for securities purchased ............................      6,519,516        6,000,000          1,314,393
Payable for collateral received on securities loaned ........     50,432,523               --         73,317,420
Payable to Separate Accounts for Trust shares redeemed ......          3,045          111,360            385,084
Unrealized depreciation of forward currency contracts
 (Notes 1 and 4) ............................................             --               --                 --
Distribution fees payable ...................................             --           42,967             23,059
Investment advisory fees payable ............................        141,509          327,459            431,187
Trustees' fees payable ......................................          8,503           13,346             14,207
Accrued expenses ............................................         15,457           39,613             54,371
                                                                ------------    -------------   ----------------
  Total liabilities .........................................     57,120,553        6,534,745         75,539,721
                                                                ------------    -------------   ----------------
NET ASSETS ..................................................   $322,428,539    $ 612,350,419   $    998,302,060
                                                                ============    =============   ================
Investments at cost .........................................   $322,156,171    $ 663,283,133   $    853,358,652
                                                                ============    =============   ================
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital ............................................   $319,600,973    $ 712,370,036   $    848,265,567
 Accumulated undistributed (overdistributed) net
  investment income .........................................        397,762         (123,847)           181,017
 Accumulated undistributed net realized gain (loss) .........       (462,878)     (35,606,124)         7,797,809
 Unrealized appreciation/depreciation on investments and
  foreign currency denominated assets and liabilities .......      2,892,682      (64,289,646)       142,057,667
                                                                ------------    -------------   ----------------
NET ASSETS ..................................................   $322,428,539    $ 612,350,419   $    998,302,060
                                                                ============    =============   ================
CLASS IA SHARES:
Net Assets ..................................................   $322,418,134    $ 405,307,990   $    877,744,459
                                                                ============    =============   ================
Shares outstanding (Note 5) .................................     32,773,456       46,554,081         51,671,674
                                                                ============    =============   ================
Net asset value, offering and redemption price per share
 (Note 1) ...................................................   $       9.84    $        8.71   $          16.99
                                                                ============    =============   ================
CLASS IB SHARES:
Net Assets ..................................................   $     10,405    $ 207,042,429   $    120,557,601
                                                                ============    =============   ================
Shares outstanding (Note 5) .................................          1,057       23,834,821          7,111,672
                                                                ============    =============   ================
Net asset value, offering and redemption price per share
 (Note 1) ...................................................   $       9.84    $        8.69   $          16.95
                                                                ============    =============   ================

See Notes to Financial Statements.

      ALLIANCE           ALLIANCE           ALLIANCE         ALLIANCE
    EQUITY INDEX       COMMON STOCK          GLOBAL       INTERNATIONAL
     PORTFOLIO           PORTFOLIO         PORTFOLIO        PORTFOLIO
------------------- ------------------ ----------------- ---------------
  $ 1,679,332,205    $13,296,800,242    $1,419,326,019    $203,233,964
          140,470            214,471           309,325      10,777,543
        9,348,912         92,116,641         1,091,463          20,722
      153,710,640        622,787,758        63,260,226      12,321,470
       20,636,166         17,299,460           269,705          70,336
               --                 --                --          75,536
           83,800                 --                --              --
        1,603,274          7,284,427           939,223         301,159
  ---------------    ---------------    --------------    ------------
    1,864,855,467     14,036,502,999     1,485,195,961     226,800,730
  ---------------    ---------------    --------------    ------------
               --        471,793,964                --              --
       19,562,086         39,326,310        11,269,168          17,910
      153,710,640        622,787,758        63,260,226      12,321,470
          684,273          1,426,011         1,172,417       1,899,067
               --                 --           285,209              --
               86            161,709             9,517           1,517
          421,150          3,765,950           735,321         159,323
           24,007            390,720            44,494           5,653
           97,829            729,759           216,836          85,822
  ---------------    ---------------    --------------    ------------
      174,500,071      1,140,382,181        76,993,188      14,490,762
  ---------------    ---------------    --------------    ------------
  $ 1,690,355,396    $12,896,120,818    $1,408,202,773    $212,309,968
  ===============    ===============    ==============    ============
  $ 1,166,232,720    $ 8,864,774,533    $1,144,032,492    $198,762,962
  ===============    ===============    ==============    ============
  $ 1,162,949,176    $ 8,800,675,491    $1,103,126,360    $208,394,898
          533,199          4,587,455        (4,115,630)       (487,521)
       13,268,212        (65,181,631)       35,234,038        (426,552)
      513,604,809      4,156,039,503       273,958,005       4,829,143
  ---------------    ---------------    --------------    ------------
  $ 1,690,355,396    $12,896,120,818    $1,408,202,773    $212,309,968
  ===============    ===============    ==============    ============
  $ 1,689,912,599    $12,061,977,279    $1,360,220,279    $204,767,192
  ===============    ===============    ==============    ============
       67,609,949        495,266,616        69,913,136      18,395,534
  ===============    ===============    ==============    ============
  $         25.00    $         24.35    $        19.46    $      11.13
  ===============    ===============    ==============    ============
  $       442,797    $   834,143,539    $   47,982,494    $  7,542,776
  ===============    ===============    ==============    ============
           17,729         34,331,593         2,471,743         678,688
  ===============    ===============    ==============    ============
  $         24.98    $         24.30    $        19.41    $      11.11
  ===============    ===============    ==============    ============



        ALLIANCE         ALLIANCE        ALLIANCE                              ALLIANCE
       AGGRESSIVE       SMALL CAP      CONSERVATIVE         ALLIANCE            GROWTH
         STOCK            GROWTH         INVESTORS          BALANCED          INVESTORS
       PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO          PORTFOLIO
   ----------------- --------------- ---------------- ------------------- -----------------
    $4,635,521,062    $ 322,743,835    $388,825,890     $ 1,941,246,382    $2,052,290,564
         1,564,793          111,473         275,295             726,080         1,007,053
        25,481,238          829,212       1,089,556           8,231,609         9,868,736
       386,886,300               --      53,351,626         350,884,795       216,907,649
           777,266        1,454,081         732,466             100,554         2,675,398
                --               --           6,714              62,470           125,003
                --               --              --                  --                --
         2,519,122          249,532       2,301,561           9,976,240         5,916,946
    --------------    -------------    ------------     ---------------    --------------
     5,052,749,781      325,388,133     446,583,108       2,311,228,130     2,288,791,349
    --------------    -------------    ------------     ---------------    --------------
                --               --              --                  --                --
       140,296,740          912,578       4,908,702          21,775,641        15,554,866
       386,886,300               --      53,351,626         350,884,795       216,907,649
        22,444,883       13,592,725          14,831           1,208,349            87,969
                --               --              --                  --                --
            29,435           21,404           6,339                  --            17,938
         1,927,987          215,106         151,811             653,213           869,690
           183,493            2,244          15,337              96,460            57,846
           291,908           29,731          40,423             170,011           194,872
    --------------    -------------    ------------     ---------------    --------------
       552,060,746       14,773,788      58,489,069         374,788,469       233,690,830
    --------------    -------------    ------------     ---------------    --------------
    $4,500,689,035    $ 310,614,345    $388,094,039     $ 1,936,439,661    $2,055,100,519
    ==============    =============    ============     ===============    ==============
    $4,308,145,162    $ 310,712,161    $355,180,851     $ 1,658,268,429    $1,737,873,064
    ==============    =============    ============     ===============    ==============
    $4,176,552,382    $ 321,191,652    $352,564,451     $ 1,633,744,309    $1,729,488,471
          (148,225)          (2,244)        (38,513)          4,480,474        (1,007,460)
        (3,091,022)     (22,606,737)      1,923,818          15,152,087        12,852,211
       327,375,900       12,031,674      33,644,283         283,062,791       313,767,297
    --------------    -------------    ------------     ---------------    --------------
    $4,500,689,035    $ 310,614,345    $388,094,039     $ 1,936,439,661    $2,055,100,519
    ==============    =============    ============     ===============    ==============
    $4,346,906,699    $ 198,360,184    $355,441,101     $ 1,936,429,168    $1,963,074,010
    ==============    =============    ============     ===============    ==============
       127,297,449       16,776,844      28,849,374         104,635,096        98,785,840
    ==============    =============    ============     ===============    ==============
    $        34.15    $       11.82    $      12.32     $         18.51    $        19.87
    ==============    =============    ============     ===============    ==============
    $  153,782,336    $ 112,254,161    $ 32,652,938     $        10,493    $   92,026,509
    ==============    =============    ============     ===============    ==============
         4,521,093        9,521,607       2,653,554                 567         4,639,271
    ==============    =============    ============     ===============    ==============
    $        34.01    $       11.79    $      12.31     $         18.51    $        19.84
    ==============    =============    ============     ===============    ==============

THE HUDSON RIVER TRUST
STATEMENTS OF OPERATIONS
Year Ended December 31, 1998


                                                                            ALLIANCE
                                                                          INTERMEDIATE
                                                            ALLIANCE       GOVERNMENT
                                                          MONEY MARKET     SECURITIES
                                                            PORTFOLIO       PORTFOLIO
                                                         -------------- ----------------
INVESTMENT INCOME:
 Income* (Note 1):
  Dividends (including $2,547,697 from affiliated
    companies for the Alliance Aggressive
    Stock Portfolio) ...................................  $         --    $         --
  Interest .............................................    42,041,562       8,675,579
                                                          ------------    ------------
    Total income .......................................    42,041,562       8,675,579
                                                          ------------    ------------
 Expenses (Notes 1, 2 and 3):
  Investment advisory fee ..............................     2,658,991         754,880
  Custodian fees .......................................        76,032          47,209
  Distribution fees--Class IB ..........................       547,381          36,926
  Printing and mailing expenses ........................        85,776          18,721
  Professional fees ....................................        16,590           2,078
  SEC registration fees ................................         6,268             970
  Trustees' fees .......................................         8,733           1,937
  Miscellaneous ........................................         9,080           2,642
                                                          ------------    ------------
    Total expenses .....................................     3,408,851         865,363
                                                          ------------    ------------
NET INVESTMENT INCOME (LOSS) ...........................    38,632,711       7,810,216
                                                          ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 (NOTES 1 AND 4):
 Realized Gain (Loss):
  On securities (including $35,519,339 and
    $44,849,765 from affiliated companies for
    the Alliance Common Stock and Alliance
    Aggressive Stock Portfolios, respectively) .........        15,569       3,010,499
  On options written ...................................            --              --
  On foreign currency transactions .....................            --              --
  On futures contracts .................................            --         (12,959)
                                                          ------------    ------------
 Realized gain (loss)--net .............................        15,569       2,997,540
                                                          ------------    ------------
 Change in Unrealized
  Appreciation/Depreciation:
  On securities ........................................       580,153         107,461
  On options written ...................................            --              --
  On foreign currency transactions .....................            --              --
  On futures contracts .................................            --           1,345
                                                          ------------    ------------
 Unrealized appreciation/depreciation--net .............       580,153         108,806
                                                          ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)--NET ...............       595,722       3,106,346
                                                          ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS ............................................  $ 39,228,433    $ 10,916,562
                                                          ============    ============



                                                                                                 ALLIANCE
                                                             ALLIANCE          ALLIANCE         GROWTH AND
                                                           QUALITY BOND       HIGH YIELD          INCOME
                                                             PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                         ---------------- ------------------ ----------------
INVESTMENT INCOME:
 Income* (Note 1):
  Dividends (including $2,547,697 from affiliated
    companies for the Alliance Aggressive
    Stock Portfolio) ...................................   $         --     $       84,000    $   7,456,643
  Interest .............................................     15,657,760         63,140,419               --
                                                           ------------     --------------    -------------
    Total income .......................................     15,657,760         63,224,419        7,456,643
                                                           ------------     --------------    -------------
 Expenses (Notes 1, 2 and 3):
  Investment advisory fee ..............................      1,359,652          3,344,586        4,268,249
  Custodian fees .......................................         62,688             82,719           90,371
  Distribution fees--Class IB ..........................             12            361,364          174,743
  Printing and mailing expenses ........................         30,553             68,011           92,740
  Professional fees ....................................          5,008             13,086           18,520
  SEC registration fees ................................            567                726            4,228
  Trustees' fees .......................................          3,134              7,149            9,966
  Miscellaneous ........................................          3,925              6,928           10,524
                                                           ------------     --------------    -------------
    Total expenses .....................................      1,465,539          3,884,569        4,669,341
                                                           ------------     --------------    -------------
NET INVESTMENT INCOME (LOSS) ...........................     14,192,221         59,339,850        2,787,302
                                                           ------------     --------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS)
 (NOTES 1 AND 4):
 Realized Gain (Loss):
  On securities (including $35,519,339 and
    $44,849,765 from affiliated companies for
    the Alliance Common Stock and Alliance
    Aggressive Stock Portfolios, respectively) .........      6,541,551        (25,614,101)      80,187,460
  On options written ...................................             --                 --               --
  On foreign currency transactions .....................         80,060                 --               --
  On futures contracts .................................             --                 --               --
                                                           ------------     --------------    -------------
 Realized gain (loss)--net .............................      6,621,611        (25,614,101)      80,187,460
                                                           ------------     --------------    -------------
 Change in Unrealized
  Appreciation/Depreciation:
  On securities ........................................        986,571        (71,913,643)      69,192,430
  On options written ...................................             --                 --               --
  On foreign currency transactions .....................       (227,036)                --               --
  On futures contracts .................................             --                 --               --
                                                           ------------     --------------    -------------
 Unrealized appreciation/depreciation--net .............        759,535        (71,913,643)      69,192,430
                                                           ------------     --------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS)--NET ...............      7,381,146        (97,527,744)     149,379,890
                                                           ------------     --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS ............................................   $ 21,573,367     $  (38,187,894)   $ 152,167,192
                                                           ============     ==============    =============

----------
* Net of foreign taxes withheld on dividends of $360, $209,666, $1,167,939, $406,672, $40,153, $391,775 and $543,189 for the Alliance Equity Index,
      Alliance Common Stock, Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios, respectively, and on interest of $14,125 for the Alliance Quality Bond Portfolio.









See Notes to Financial Statements.

    ALLIANCE          ALLIANCE         ALLIANCE         ALLIANCE
  EQUITY INDEX      COMMON STOCK        GLOBAL       INTERNATIONAL
    PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
---------------- ----------------- ---------------- ---------------


  $ 19,122,386    $   86,203,386     $ 14,752,313    $  3,232,148
     1,370,159        37,378,241        4,127,993         701,461
  ------------    --------------     ------------    ------------
    20,492,545       123,581,627       18,880,306       3,933,609
  ------------    --------------     ------------    ------------
     4,095,868        39,648,849        8,440,656       1,890,781
       161,194           531,065          676,973         304,614
           595         1,190,015           82,139          13,284
       151,860         1,458,485          185,784          29,246
        31,445           313,626           37,967           4,237
         7,155                --            3,564             688
        16,269           151,037           19,227           3,064
        16,871           363,559           19,270           3,409
  ------------    --------------     ------------    ------------
     4,481,257        43,656,636        9,465,580       2,249,323
  ------------    --------------     ------------    ------------
    16,011,288        79,924,991        9,414,726       1,684,286
  ------------    --------------     ------------    ------------





    13,596,678       938,938,753      116,842,536       4,835,896
            --       355,441,915               --              --
         3,951          (801,351)       1,385,818         134,432
       213,923                --               --              --
  ------------    --------------     ------------    ------------
    13,814,552     1,293,579,317      118,228,354       4,970,328
  ------------    --------------     ------------    ------------


   291,861,129     1,745,664,003      130,654,898      16,555,416
            --      (260,942,993)              --              --
       (10,468)              390       (6,120,059)     (1,575,993)
       377,024                --               --              --
  ------------    --------------     ------------    ------------
   292,227,685     1,484,721,400      124,534,839      14,979,423
  ------------    --------------     ------------    ------------
   306,042,237     2,778,300,717      242,763,193      19,949,751
  ------------    --------------     ------------    ------------
  $322,053,525    $2,858,225,708     $252,177,919    $ 21,634,037
  ============    ==============     ============    ============



     ALLIANCE         ALLIANCE        ALLIANCE                        ALLIANCE
    AGGRESSIVE        SMALL CAP     CONSERVATIVE      ALLIANCE         GROWTH
       STOCK           GROWTH         INVESTORS       BALANCED        INVESTORS
     PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO
 ---------------- ---------------- -------------- --------------- ----------------


  $   23,762,346   $   1,255,376    $ 1,028,458    $  9,448,238     $ 12,646,223
      12,833,136       1,182,824     14,407,215      53,093,665       35,821,551
  --------------   -------------    -----------    ------------     ------------
      36,595,482       2,438,200     15,435,673      62,541,903       48,467,774
  --------------   -------------    -----------    ------------     ------------
      24,448,459       2,113,891      1,623,816       7,463,502        9,325,669
         194,188         106,894        114,505         338,569          407,934
         280,406         190,087         40,388              12          148,242
         696,284          25,924         47,977         258,776          249,382
         148,245           6,319          8,400          54,261           51,701
              --             731            202              --            4,222
          72,226           2,852          4,719          26,130           25,707
          61,000           3,514          5,159          26,093           25,248
  --------------   -------------    -----------    ------------     ------------
      25,900,808       2,450,212      1,845,166       8,167,343       10,238,105
  --------------   -------------    -----------    ------------     ------------
      10,694,674         (12,012)    13,590,507      54,374,560       38,229,669
  --------------   -------------    -----------    ------------     ------------





      94,437,250     (21,147,657)    18,206,279     150,711,878      149,734,057
              --              --             --              --               --
              --              --       (311,424)     (1,063,146)      (2,223,786)
              --              --             --              --               --
  --------------   -------------    -----------    ------------     ------------
      94,437,250     (21,147,657)    17,894,855     149,648,732      147,510,271
  --------------   -------------    -----------    ------------     ------------


     (90,382,441)     11,287,980     13,904,809     101,161,924      139,796,045
              --              --             --              --               --
              --              --       (134,872)     (1,382,328)      (2,581,489)
              --              --             --              --               --
  --------------   -------------    -----------    ------------     ------------
     (90,382,441)     11,287,980     13,769,937      99,779,596      137,214,556
  --------------   -------------    -----------    ------------     ------------
       4,054,809      (9,859,677)    31,664,792     249,428,328      284,724,827
   -------------   -------------    -----------    ------------     ------------
      14,749,483   $  (9,871,689)   $45,255,299    $303,802,888     $322,954,496
  =============   =============    ===========    ============     ============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                             ALLIANCE
                                                                           ALLIANCE                   INTERMEDIATE GOVERNMENT
                                                                    MONEY MARKET PORTFOLIO             SECURITIES PORTFOLIO
                                                             ------------------------------------ -------------------------------
                                                                          YEAR ENDED                        YEAR ENDED
                                                                         DECEMBER 31,                      DECEMBER 31,
                                                                     1998              1997             1998            1997
                                                             ------------------- ---------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .....................................  $     38,632,711    $   24,630,559   $   7,810,216   $   5,754,750
 Realized gain (loss)--net .................................            15,569            57,662       2,997,540         995,258
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net ..............................           580,153           (45,650)        108,806         715,736
                                                              ----------------    --------------   -------------   -------------
 Net increase (decrease) in net assets from operations .....        39,228,433        24,642,571      10,916,562       7,465,744
                                                              ----------------    --------------   -------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income .....................       (27,368,048)      (21,721,933)     (6,948,505)     (5,646,086)
  Distributions from realized gains ........................           (21,660)          (30,365)             --              --
                                                              ----------------    --------------   -------------   -------------
 Total Class IA dividends and distributions ................       (27,389,708)      (21,752,298)     (6,948,505)     (5,646,086)
                                                              ----------------    --------------   -------------   -------------
 Class IB:
  Dividends from net investment income .....................       (11,444,905)       (2,801,881)       (839,019)        (90,108)
  Distributions from realized gains ........................            (9,300)           (7,892)             --              --
                                                              ----------------    --------------   -------------   -------------
 Total Class IB dividends and distributions ................       (11,454,205)       (2,809,773)       (839,019)        (90,108)
                                                              ----------------    --------------   -------------   -------------
 Decrease in net assets from dividends and
  distributions ............................................       (38,843,913)      (24,562,071)     (7,787,524)     (5,736,194)
                                                              ----------------    --------------   -------------   -------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold ..............................................     1,395,774,350       902,735,892      70,532,629      40,498,885
  Shares issued in reinvestment of dividends and
    distributions ..........................................        27,389,708        21,752,298       6,948,505       5,646,086
  Shares redeemed ..........................................    (1,150,845,557)     (938,706,582)    (42,186,626)    (21,146,992)
                                                              ----------------    --------------   -------------   -------------
 Total Class IA transactions ...............................       272,318,501       (14,218,392)     35,294,508      24,997,979
                                                              ----------------    --------------   -------------   -------------
 Class IB:
  Shares sold ..............................................       412,735,045       158,089,618      26,363,094       5,061,316
  Shares issued in reinvestment of dividends and
    distributions ..........................................        11,454,205         2,809,773         839,019          90,108
  Shares redeemed ..........................................      (160,498,113)      (39,732,243)     (1,510,389)        (97,482)
                                                              ----------------    --------------   -------------   -------------
 Total Class IB transactions ...............................       263,691,137       121,167,148      25,691,724       5,053,942
                                                              ----------------    --------------   -------------   -------------
 Net increase in net assets derived from share
  transactions .............................................       536,009,638       106,948,756      60,986,232      30,051,921
                                                              ----------------    --------------   -------------   -------------
INCREASE IN NET ASSETS .....................................       536,394,158       107,029,256      64,115,270      31,781,471
NET ASSETS, BEGINNING OF PERIOD ............................       573,635,450       466,606,194     120,165,896      88,384,425
                                                              ----------------    --------------   -------------   -------------
NET ASSETS, END OF PERIOD* .................................  $  1,110,029,608    $  573,635,450   $ 184,281,166   $ 120,165,896
                                                              ================    ==============   =============   =============

----------
* Including accumulated undistributed (overdistributed) net investment income of $(30,306) and $149,936 for the Alliance Money Market Portfolio; $41,806 and $17,556 for the Alliance Intermediate Government Securities Portfolio; $397,762 and $321,561 for the Alliance Quality Bond Portfolio; $(123,847) and $29,459 for the Alliance High Yield Portfolio; $181,017 and $(7,871) for the Alliance Growth and Income Portfolio; $533,199 and $(17,221) for the Alliance Equity Index Portfolio, as of December 31, 1998 and December 31, 1997, respectively.


See Notes to Financial Statements.

            ALLIANCE                           ALLIANCE
     QUALITY BOND PORTFOLIO              HIGH YIELD PORTFOLIO
--------------------------------- ----------------------------------
           YEAR ENDED                         YEAR ENDED
          DECEMBER 31,                       DECEMBER 31,
      1998             1997              1998             1997
---------------- ---------------- ----------------- ----------------

 $  14,192,221    $  11,009,665    $    59,339,850   $  29,463,188
     6,621,611        5,117,055        (25,614,101)     19,038,590


       759,535         (291,468)       (71,913,643)      2,081,485
--------------    -------------    ---------------   -------------
    21,573,367       15,835,252        (38,187,894)     50,583,263
--------------    -------------    ---------------   -------------


   (14,217,744)     (11,132,504)       (42,986,540)    (26,828,709)
    (6,441,066)              --         (8,030,526)    (13,814,454)
--------------    -------------    ---------------   -------------
   (20,658,810)     (11,132,504)       (51,017,066)    (40,643,163)
--------------    -------------    ---------------   -------------

          (256)              --        (16,704,168)     (2,657,724)
          (209)              --         (3,915,248)     (2,518,666)
--------------    -------------    ---------------   -------------
          (465)              --        (20,619,416)     (5,176,390)
--------------    -------------    ---------------   -------------

   (20,659,275)     (11,132,504)       (71,636,482)    (45,819,553)
--------------    -------------    ---------------   -------------


   121,204,490       49,175,799        192,696,791     161,350,185

    20,658,810       11,132,504         51,017,066      40,643,163
   (23,592,796)     (16,801,045)      (118,180,171)    (52,652,236)
--------------    -------------    ---------------   -------------
   118,270,504       43,507,258        125,533,686     149,341,112
--------------    -------------    ---------------   -------------

        10,000               --        160,113,817      63,018,257

           465               --         20,619,416       5,176,390
            --               --         (5,903,002)       (534,056)
--------------    -------------    ---------------   -------------
        10,465               --        174,830,231      67,660,591
--------------    -------------    ---------------   -------------

   118,280,969       43,507,258        300,363,917     217,001,703
--------------    -------------    ---------------   -------------
   119,195,061       48,210,006        190,539,541     221,765,413
   203,233,478      155,023,472        421,810,878     200,045,465
--------------    -------------    ---------------   -------------
 $ 322,428,539    $ 203,233,478    $   612,350,419   $ 421,810,878
==============    =============    ===============   =============



             ALLIANCE
         GROWTH AND INCOME                     ALLIANCE
             PORTFOLIO                  EQUITY INDEX PORTFOLIO
  ------------------------------- -----------------------------------
            YEAR ENDED                        YEAR ENDED
           DECEMBER 31,                      DECEMBER 31,
        1998            1997             1998              1997
  --------------- --------------- ------------------ ----------------

   $   2,787,302   $   3,994,742    $   16,011,288    $   9,754,995
      80,187,460      40,626,845        13,814,552        3,560,666


      69,192,430      45,313,202       292,227,685      159,119,452
   -------------   -------------    --------------    -------------
     152,167,192      89,934,789       322,053,525      172,435,113
   -------------   -------------    --------------    -------------


      (2,436,074)     (3,997,147)      (15,462,444)     (10,027,043)
     (70,415,789)    (31,316,552)         (495,835)      (3,323,415)
   -------------   -------------    --------------    -------------
     (72,851,863)    (35,313,699)      (15,958,279)     (13,350,458)
   -------------   -------------    --------------    -------------

        (162,340)        (65,287)           (2,375)            (648)
      (9,420,614)     (1,815,517)             (115)            (392)
   -------------   -------------    --------------    -------------
      (9,582,954)     (1,880,804)           (2,490)          (1,040)
   -------------   -------------    --------------    -------------

     (82,434,817)    (37,194,503)      (15,960,769)     (13,351,498)
   -------------   -------------    --------------    -------------


     251,966,056     251,418,234       593,669,442      450,997,869

      72,851,863      35,313,699        15,958,279       13,350,458
     (65,846,350)    (17,464,089)     (169,374,643)     (66,043,438)
   -------------   -------------    --------------    -------------
     258,971,569     269,267,844       440,253,078      398,304,889
   -------------   -------------    --------------    -------------

      75,779,471      31,791,055           289,964          137,857

       9,582,954       1,880,804             2,490            1,040
      (3,520,202)         (4,484)          (23,916)         (35,558)
   -------------   -------------    --------------    -------------
      81,842,223      33,667,375           268,538          103,339
   -------------   -------------    --------------    -------------

     340,813,792     302,935,219       440,521,616      398,408,228
   -------------   -------------    --------------    -------------
     410,546,167     355,675,505       746,614,372      557,491,843
     587,755,893     232,080,388       943,741,024      386,249,181
   -------------   -------------    --------------    -------------
   $ 998,302,060   $ 587,755,893    $1,690,355,396    $ 943,741,024
   =============   =============    ==============    =============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)


                                                                           ALLIANCE
                                                                    COMMON STOCK PORTFOLIO
                                                             -------------------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,
                                                                     1998               1997
                                                             ------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ..............................  $     79,924,991    $   55,815,739
 Realized gain (loss)--net .................................     1,293,579,317       983,715,133
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net ..............................     1,484,721,400     1,046,218,790
                                                              ----------------    --------------
 Net increase (decrease) in net assets from operations .....     2,858,225,708     2,085,749,662
                                                              ----------------    --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income .....................       (66,892,105)      (43,806,963)
  Distributions from realized gains ........................    (1,453,774,524)     (700,688,717)
                                                              ----------------    --------------
 Total Class IA dividends and distributions ................    (1,520,666,629)     (744,495,680)
                                                              ----------------    --------------
 Class IB:
  Dividends from net investment income .....................        (1,845,494)         (241,911)
  Distributions from realized gains ........................       (96,324,343)      (16,923,582)
                                                              ----------------    --------------
 Total Class IB dividends and distributions ................       (98,169,837)      (17,165,493)
                                                              ----------------    --------------
 Decrease in net assets from dividends and
  distributions ............................................    (1,618,836,466)     (761,661,173)
                                                              ----------------    --------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold ..............................................     1,061,850,530     1,034,152,489
  Shares issued in reinvestment of dividends and
    distributions ..........................................     1,520,666,629       744,495,680
  Shares redeemed ..........................................    (1,054,408,083)     (394,260,503)
                                                              ----------------    --------------
 Total Class IA transactions ...............................     1,528,109,076     1,384,387,666
                                                              ----------------    --------------
 Class IB:
  Shares sold ..............................................       475,955,734       209,141,659
  Shares issued in reinvestment of dividends and
    distributions ..........................................        98,169,837        17,165,493
  Shares redeemed ..........................................        (6,276,804)         (643,153)
                                                              ----------------    --------------
 Total Class IB transactions ...............................       567,848,767       225,663,999
                                                              ----------------    --------------
 Net increase in net assets derived from share
  transactions .............................................     2,095,957,843     1,610,051,665
                                                              ----------------    --------------
INCREASE (DECREASE) IN NET ASSETS ..........................     3,335,347,085     2,934,140,154
NET ASSETS, BEGINNING OF PERIOD ............................     9,560,773,733     6,626,633,579
                                                              ----------------    --------------
NET ASSETS, END OF PERIOD* .................................  $ 12,896,120,818    $9,560,773,733
                                                              ================    ==============



                                                                           ALLIANCE
                                                                       GLOBAL PORTFOLIO
                                                             -------------------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,
                                                                    1998               1997
                                                             ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ..............................   $    9,414,726     $   11,050,762
 Realized gain (loss)--net .................................      118,228,354        101,771,496
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net ..............................      124,534,839         14,062,715
                                                               --------------     --------------
 Net increase (decrease) in net assets from operations .....      252,177,919        126,884,973
                                                               --------------     --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income .....................      (15,151,207)       (23,003,562)
  Distributions from realized gains ........................      (86,201,793)       (76,503,591)
                                                               --------------     --------------
 Total Class IA dividends and distributions ................     (101,353,000)       (99,507,153)
                                                               --------------     --------------
 Class IB:
  Dividends from net investment income .....................         (363,521)          (319,694)
  Distributions from realized gains ........................       (2,973,624)        (1,359,092)
                                                               --------------     --------------
 Total Class IB dividends and distributions ................       (3,337,145)        (1,678,786)
                                                               --------------     --------------
 Decrease in net assets from dividends and
  distributions ............................................     (104,690,145)      (101,185,939)
                                                               --------------     --------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold ..............................................      155,109,252        241,147,160
  Shares issued in reinvestment of dividends and
    distributions ..........................................      101,353,000         99,507,153
  Shares redeemed ..........................................     (244,390,306)      (159,826,842)
                                                               --------------     --------------
 Total Class IA transactions ...............................       12,071,946        180,827,471
                                                               --------------     --------------
 Class IB:
  Shares sold ..............................................       22,632,466         21,767,932
  Shares issued in reinvestment of dividends and
    distributions ..........................................        3,337,145          1,678,786
  Shares redeemed ..........................................       (2,713,553)        (1,917,712)
                                                               --------------     --------------
 Total Class IB transactions ...............................       23,256,058         21,529,006
                                                               --------------     --------------
 Net increase in net assets derived from share
  transactions .............................................       35,328,004        202,356,477
                                                               --------------     --------------
INCREASE (DECREASE) IN NET ASSETS ..........................      182,815,778        228,055,511
NET ASSETS, BEGINNING OF PERIOD ............................    1,225,386,995        997,331,484
                                                               --------------     --------------
NET ASSETS, END OF PERIOD* .................................   $1,408,202,773     $1,225,386,995
                                                               ==============     ==============

----------
 * Including accumulated undistributed (overdistributed) net investment income of $4,587,455 and $8,941,474 for the Alliance Common Stock Portfolio; $(4,115,630) and $451,087 for the Alliance Global Portfolio; $(487,521) and $(1,256,432) for the Alliance International Portfolio; $(148,225) and $(113,631) for the Alliance Aggressive Stock Portfolio; $(2,244) and $(461) for the Alliance Small Cap Growth Portfolio; $(38,513) and $35,314 for the Alliance Conservative Investors Portfolio, as of December 31, 1998 and December 31, 1997, respectively.

**  Commencement of operations.


See Notes to Financial Statements.

             ALLIANCE                              ALLIANCE
      INTERNATIONAL PORTFOLIO             AGGRESSIVE STOCK PORTFOLIO
----------------------------------- ---------------------------------------
            YEAR ENDED                            YEAR ENDED
           DECEMBER 31,                          DECEMBER 31,
       1998              1997               1998                1997
----------------- ----------------- ------------------- -------------------

 $     1,684,286   $     1,609,964   $      10,694,674   $       4,499,773
       4,970,328         8,394,226          94,437,250         523,431,192


      14,979,423       (15,340,188)        (90,382,441)        (75,825,667)
----------------   ---------------   -----------------   -----------------
      21,634,037        (5,335,998)         14,749,483         452,105,298
----------------   ---------------   -----------------   -----------------


      (3,728,549)       (5,505,067)        (19,956,153)         (6,323,032)
         (39,070)       (9,560,102)       (209,908,935)       (381,316,889)
----------------   ---------------   -----------------   -----------------
      (3,767,619)      (15,065,169)       (229,865,088)       (387,639,921)
----------------   ---------------   -----------------   -----------------

        (100,012)          (69,625)           (496,396)             (8,975)
          (1,254)         (161,535)         (6,821,111)         (6,038,166)
----------------   ---------------   -----------------   -----------------
        (101,266)         (231,160)         (7,317,507)         (6,047,141)
----------------   ---------------   -----------------   -----------------

      (3,868,885)      (15,296,329)       (237,182,595)       (393,687,062)
----------------   ---------------   -----------------   -----------------


     451,931,751       204,985,168       1,200,293,864       1,331,662,733

       3,767,619        15,065,169         229,865,088         387,639,921
    (459,041,931)     (161,266,462)     (1,458,834,640)     (1,058,223,800)
----------------   ---------------   -----------------   -----------------
      (3,342,561)       58,783,875         (28,675,688)        661,078,854
----------------   ---------------   -----------------   -----------------

       6,597,093         3,841,704          85,624,198          72,451,903

         101,266           231,160           7,317,507           6,047,141
      (2,708,158)         (234,071)         (4,401,173)           (608,248)
----------------   ---------------   -----------------   -----------------
       3,990,201         3,838,793          88,540,532          77,890,796
----------------   ---------------   -----------------   -----------------

         647,640        62,622,668          59,864,844         738,969,650
----------------   ---------------   -----------------   -----------------
      18,412,792        41,990,341        (162,568,268)        797,387,886
     193,897,176       151,906,835       4,663,257,303       3,865,869,417
----------------   ---------------   -----------------   -----------------
 $   212,309,968   $   193,897,176   $   4,500,689,035   $   4,663,257,303
================   ===============   =================   =================



              ALLIANCE                           ALLIANCE
          SMALL CAP GROWTH                CONSERVATIVE INVESTORS
              PORTFOLIO                          PORTFOLIO
 ----------------------------------- ---------------------------------
     YEAR ENDED      MAY 1, 1997**              YEAR ENDED
    DECEMBER 31,    TO DECEMBER 31,            DECEMBER 31,
        1998              1997             1998             1997
 ----------------- ----------------- ---------------- ----------------

  $       (12,012)   $      16,358    $  13,590,507    $  12,201,104
      (21,147,657)       1,627,719       17,894,855       13,986,324


       11,287,980          743,694       13,769,937       10,167,050
  ---------------    -------------    -------------    -------------
       (9,871,689)       2,387,771       45,255,299       36,354,478
  ---------------    -------------    -------------    -------------


          (16,814)         (16,325)     (12,787,640)     (11,954,796)
               --       (2,163,100)     (18,882,918)      (9,269,071)
  ---------------    -------------    -------------    -------------
          (16,814)      (2,179,425)     (31,670,558)     (21,223,867)
  ---------------    -------------    -------------    -------------

               --             (904)        (702,882)         (74,433)
               --       (1,071,973)      (1,574,187)        (163,419)
  ---------------    -------------    -------------    -------------
               --       (1,072,877)      (2,277,069)        (237,852)
  ---------------    -------------    -------------    -------------

          (16,814)      (3,252,302)     (33,947,627)     (21,461,719)
  ---------------    -------------    -------------    -------------


      625,198,674      154,901,196       44,384,823       34,060,741

           16,814        2,179,425       31,670,558       21,223,868
     (515,462,936)     (62,293,798)     (39,710,758)     (44,876,250)
  ---------------    -------------    -------------    -------------
      109,752,552       94,786,823       36,344,623       10,408,359
  ---------------    -------------    -------------    -------------

       72,962,781       46,064,536       25,242,172        5,707,042

               --        1,072,877        2,277,069          237,851
       (3,211,937)         (60,253)        (618,411)        (107,498)
  ---------------    -------------    -------------    -------------
       69,750,844       47,077,160       26,900,830        5,837,395
  ---------------    -------------    -------------    -------------

      179,503,396      141,863,983       63,245,453       16,245,754
  ---------------    -------------    -------------    -------------
      169,614,893      140,999,452       74,553,125       31,138,513
      140,999,452               --      313,540,914      282,402,401
  ---------------    -------------    -------------    -------------
  $   310,614,345    $ 140,999,452    $ 388,094,039    $ 313,540,914
  ===============    =============    =============    =============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Concluded)


                                                                    ALLIANCE                              ALLIANCE
                                                               BALANCED PORTFOLIO                GROWTH INVESTORS PORTFOLIO
                                                      ------------------------------------- -------------------------------------
                                                                   YEAR ENDED                            YEAR ENDED
                                                                  DECEMBER 31,                          DECEMBER 31,
                                                             1998               1997               1998               1997
                                                      ------------------ ------------------ ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ..............................   $   54,374,560     $   55,060,063     $   38,229,669     $   32,794,295
 Realized gain--net .................................      149,648,732        113,021,038        147,510,271        121,986,091
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net .......................       99,779,596         65,873,768        137,214,556         78,749,885
                                                        --------------     --------------     --------------     --------------
 Net increase in net assets from operations .........      303,802,888        233,954,869        322,954,496        233,530,271
                                                        --------------     --------------     --------------     --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income ..............      (48,802,014)       (54,844,131)       (36,481,422)       (37,426,355)
  Distributions from realized gains .................     (161,293,799)       (84,244,038)      (156,501,489)       (84,649,354)
                                                        --------------     --------------     --------------     --------------
 Total Class IA dividends and distributions .........     (210,095,813)      (139,088,169)      (192,982,911)      (122,075,709)
                                                        --------------     --------------     --------------     --------------
 Class IB:
  Dividends from net investment income ..............             (106)                --         (1,186,181)          (527,651)
  Distributions from realized gains .................             (872)                --         (7,045,472)        (1,840,006)
                                                        --------------     --------------     --------------     --------------
 Total Class IB dividends and distributions .........             (978)                --         (8,231,653)        (2,367,657)
                                                        --------------     --------------     --------------     --------------
 Decrease in net assets from dividends and
  distributions .....................................     (210,096,791)      (139,088,169)      (201,214,564)      (124,443,366)
                                                        --------------     --------------     --------------     --------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold .......................................       90,787,180         64,626,322        120,550,111        177,931,189
  Shares issued in reinvestment of dividends and
    distributions ...................................      210,095,813        139,088,169        192,982,911        122,075,709
  Shares redeemed ...................................     (182,248,936)      (212,348,166)       (99,572,371)       (80,173,883)
                                                        --------------     --------------     --------------     --------------
 Total Class IA transactions ........................      118,634,057         (8,633,675)       213,960,651        219,833,015
                                                        --------------     --------------     --------------     --------------
 Class IB:
  Shares sold .......................................           10,000                 --         50,028,647         34,376,432
  Shares issued in reinvestment of dividends and
    distributions ...................................              978                 --          8,231,653          2,367,657
  Shares redeemed ...................................               --                 --         (4,979,079)        (1,660,277)
                                                        --------------     --------------     --------------     --------------
 Total Class IB transactions ........................           10,978                 --         53,281,221         35,083,812
                                                        --------------     --------------     --------------     --------------
 Net increase (decrease) in net assets derived from
  share transactions ................................      118,645,035         (8,633,675)       267,241,872        254,916,827
                                                        --------------     --------------     --------------     --------------
INCREASE IN NET ASSETS ..............................      212,351,132         86,233,025        388,981,804        364,003,732
NET ASSETS, BEGINNING OF PERIOD .....................    1,724,088,529      1,637,855,504      1,666,118,715      1,302,114,983
                                                        --------------     --------------     --------------     --------------
NET ASSETS, END OF PERIOD* ..........................   $1,936,439,661     $1,724,088,529     $2,055,100,519     $1,666,118,715
                                                        ==============     ==============     ==============     ==============

----------
* Including accumulated undistributed (overdistributed) net investment income of $4,480,474 and $84,008 for the Alliance Balanced Portfolio; $(1,007,460) and $(1,463,848) for the Alliance Growth Investors Portfolio, as of December 31, 1998 and December 31, 1997, respectively.


See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998


------------------------------------------------------------------------------------------------

                                                                                      EFFECTIVE
                                                      PRINCIPAL          VALUE         ANNUAL
                                                       AMOUNT          (NOTE 1)        YIELD*
                                                   --------------   --------------   ----------
SHORT-TERM DEBT SECURITIES:
BANK NOTES
Abbey National Treasury Services
 Due 01/20/99 ..................................    $29,400,000      $29,406,356         5.79%
First Union Bank
 Due 04/01/99 ..................................     35,000,000       35,027,541         5.19
                                                                     -----------
  TOTAL BANK NOTES (5.8%) ......................                      64,433,897
                                                                     -----------
BANKERS' ACCEPTANCES
First National Bank Chicago
 Due 06/07/99 ..................................     12,000,000       11,732,053         4.92
Wachovia Bank and Trust Co. NA
 Due 03/01/99 ..................................     25,000,000       25,012,313         5.17
                                                                     -----------
  TOTAL BANKERS' ACCEPTANCES (3.3%) ............                      36,744,366
                                                                     -----------
CERTIFICATES OF DEPOSIT
FCC National Bank
  Due 03/17/99 .................................     20,000,000       20,013,962         5.21
Rabobank Nederland N.V.:
 Due 02/02/99 ..................................     14,000,000       14,005,127         5.77
 Due 04/27/99 ..................................      3,500,000        3,507,967         5.82
Royal Bank of Canada, New York
 Due 02/24/99 ..................................      9,000,000        9,005,611         5.77
Swiss Bank Corp.
 Due 03/24/99 ..................................     25,000,000       25,032,335         5.69
                                                                     -----------
  TOTAL CERTIFICATES OF DEPOSIT (6.5%) .........                      71,565,002
                                                                     -----------
COMMERCIAL PAPER
Allianz of America Financial, Inc.
 Due 02/23/99+ .................................     35,000,000       34,755,241         5.16
American General Corp.
 Due 03/15/99 ..................................     25,000,000       24,760,215         5.19
Associates Corp. of North America
 Due 03/29/99 ..................................     35,000,000       34,599,919         5.09
Bank of America
 Due 04/15/99 ..................................     35,000,000       34,522,754         5.12
Banque Caisse
 Due 06/07/99 ..................................     35,000,000       34,279,543         4.98
Cargill Finance Corp.
 Due 03/05/99 ..................................      2,343,000        2,323,606         5.09
CC (USA) Corp.
 Due 02/26/99 ..................................     25,000,000       24,815,278         5.11
Ford Motor Credit Co.
 Due 06/10/99 ..................................     35,000,000       34,265,777         4.96
General Electric Capital Corp.
 Due 04/30/99 ..................................     15,000,000       14,765,966         5.14
General Motors Acceptance Corp.
 Due 02/16/99 ..................................     25,000,000       24,848,263         5.27
Koch Industries
 Due 01/04/99+ .................................     50,000,000       49,979,414         5.05
Morgan Stanley Group, Inc.
 Due 03/24/99 ..................................     35,000,000       34,622,914         5.26
Motorola, Inc.
 Due 03/19/99 ..................................     33,700,000       33,359,057         5.10
National City Corp.
 Due 05/10/99 ..................................     25,500,000       25,068,708         5.04
National Rural Utilities Finance Corp.
 Due 03/17/99 ..................................     13,000,000       12,871,895         5.08
Prudential Funding Corp.
 Due 02/18/99 ..................................     25,000,000       24,841,665         5.27

THE HUDSON RIVER TRUST
ALLIANCE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998


--------------------------------------------------------------------------------------------------------

                                                                                               EFFECTIVE
                                                             PRINCIPAL           VALUE          ANNUAL
                                                              AMOUNT           (NOTE 1)         YIELD*
                                                          --------------   ----------------   ----------
Republic National Bank, New York
 Due 03/15/99 .........................................    $35,000,000      $   34,664,300        5.10%
Southwestern Bell Corp.
 Due 01/21/99 .........................................     20,000,000          19,947,000        5.70
Suntrust Bank
 Due 01/29/99 .........................................     20,000,000          19,925,800        5.54
Wells Fargo Bank
 Due 03/15/99 .........................................     33,000,000          32,679,468        5.15
                                                                            --------------
  TOTAL COMMERCIAL PAPER (49.7%) ......................                        551,896,783
                                                                            --------------
TIME DEPOSIT (1.5%)
Canadian Imperial Bank
 Due 01/04/99 .........................................     16,700,000          16,700,693        5.25
                                                                            --------------
U.S. GOVERNMENT AGENCIES
Federal Farm Credit Bank
 Due 03/01/99 .........................................     35,000,000          35,030,820        4.90
Federal Home Loan Mortgage Corp.
 Due 02/26/99 .........................................     35,000,000          34,763,166        5.04
Federal National Mortgage Association
 Due 03/03/99 .........................................     35,000,000          34,740,241        5.05
                                                                            --------------
  TOTAL U.S. GOVERNMENT AGENCIES (9.4%) ...............                        104,534,227
                                                                            --------------
VARIABLE RATE SECURITIES
Asset Backed Capital Financial
 Due 07/22/99(a)+ .....................................     25,000,000          25,006,520        5.69
Credit Suisse First Boston
 Due 04/14/99(a)+ .....................................     30,000,000          30,003,339        5.44
Federal Home Loan Bank
 Due 08/12/99(a) ......................................     25,000,000          25,001,883        5.33
General Electric Capital Corp., Series 1
 Due 06/04/99(a) ......................................     25,000,000          25,000,860        5.55
Royal Bank of Canada, New York
 Due 08/25/99(a) ......................................     20,000,000          20,001,762        5.26
Sigma Finance
 Due 08/23/99(a)+ .....................................     25,000,000          25,002,295        5.20
SMM Trust, Series 1998-B
 Due 03/05/99(a)+ .....................................     15,000,000          15,000,846        5.62
Student Loan Marketing Association
 Due 11/09/99(a) ......................................     35,000,000          35,003,808        5.44
Wachovia Bank and Trust Co. NA
 Due 02/19/99(a) ......................................     20,000,000          20,003,672        5.49
                                                                            --------------
  TOTAL VARIABLE RATE SECURITIES (19.8%) ..............                        220,024,985
                                                                            --------------
TOTAL INVESTMENTS IN SHORT-TERM DEBT SECURITIES (96.0%)
 (Amortized Cost $1,065,207,929).......................                      1,065,899,953
OTHER ASSETS
 LESS LIABILITIES (4.0%) ..............................                         44,129,655
                                                                            --------------
NET ASSETS (100.0%) ...................................                     $1,110,029,608
                                                                            ==============

----------
*     Based on market values at the close of business on December 31, 1998.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1998, these securities amounted to $179,747,655 or 16.2% of net assets.
(a) Coupon will fluctuate based upon an interest rate index. Stated due date reflects final maturity of security.




                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                           PRINCIPAL            VALUE
                                             AMOUNT           (NOTE 1)
                                      ------------------- ----------------
LONG-TERM DEBT SECURITIES:
COLLATERALIZED MORTGAGE OBLIGATIONS (1.8%)
Allied Capital Commercial
  Mortgage Trust
 6.31%, 09/25/03 ..................       $ 3,295,480     $  3,306,289
                                                          ------------
MORTGAGE RELATED (47.8%)
Amresco Residential Securities
  Mortgage Loan Trust
 5.94%, 03/25/15 ..................         4,500,000        4,443,750
Countrywide Home Equity Loan
  Trust
 5.94%, 10/15/24 ..................         2,909,095        2,858,186
Federal Farm Credit Bank
 6.29%, 08/25/04 ..................         4,700,000        4,935,752
Federal Home Loan Bank
 5.77%, 02/03/04 ..................         6,430,000        6,574,675
Federal Home Loan Mortgage
  Corp. GOLD
 9.5%, 01/01/20 ...................             4,799            5,111
Federal National Mortgage
  Association:
 7.0%, 12/01/07 ...................           481,358          491,587
 7.0%, 08/01/10 ...................           608,157          621,080
 7.0%, 10/01/10 ...................           452,382          461,995
 7.0%, 12/01/10 ...................           433,401          442,610
 7.0%, 01/01/11 ...................           557,138          568,978
 7.0%, 04/01/11 ...................           478,522          488,691
 7.0%, 05/01/11 ...................           459,080          468,835
 7.0%, 06/01/11 ...................           611,489          624,483
 7.0%, 07/01/11 ...................           588,025          600,521
 7.0%, 10/01/11 ...................         1,062,324        1,084,898
 7.0%, 05/01/12 ...................         1,078,657        1,101,578
 7.0%, 06/01/12 ...................         1,066,769        1,089,437
 7.0%, 07/01/12 ...................           397,660          406,110
 7.0%, 08/01/12 ...................           485,234          495,546
 7.0%, 09/01/12 ...................           805,075          822,183
 7.0%, 10/01/12 ...................         2,132,470        2,177,786
 7.0%, 11/01/12 ...................         4,606,692        4,704,584
 7.0%, 12/01/12 ...................           605,771          618,643
 6.5%, 01/01/13 ...................         4,160,448        4,216,356
 7.0%, 01/01/13 ...................           537,136          548,550
 6.5%, 02/01/13 ...................         1,421,969        1,441,078
 6.5%, 03/01/13 ...................         1,397,968        1,416,754
 7.0%, 05/01/13 ...................           417,684          426,559
 6.5%, 06/01/13 ...................         6,385,306        6,471,111
 6.5%, 07/01/13 ...................         1,512,861        1,533,191
 6.5%, 11/01/13 ...................         3,240,476        3,284,022
30 Year TBA GOLD
 6.5%, 12/01/28 ...................        14,000,000       14,105,126


                                           PRINCIPAL            VALUE
                                             AMOUNT           (NOTE 1)
                                      ------------------- ----------------
Green Tree Home Improvement
  Loan Trust
 6.25%, 08/15/29 ..................       $ 5,000,000     $  5,034,400
Morgan Stanley Capital I, Series
  1998-XL2, Class A2
 6.17%, 10/03/08 ..................         4,000,000        4,047,520
Nomura Depositor Trust
 5.936%, 01/15/03 .................         3,249,674        3,166,904
Prudential Home Mortgage
  Securities:
 7.5%, 07/25/23 ...................         6,095,750        6,202,387
 8.15%, 01/25/24 ..................           171,598          172,135
                                                          ------------
                                                            88,153,112
                                                          ------------
U.S. GOVERNMENT & AGENCIES (65.8%)
Tennessee Valley Authority
 6.5%, 08/20/01 ...................         5,400,000        5,589,864
U.S. Treasury:
 5.125% Note, 08/31/00 ............        31,000,000       31,242,203
 5.75% Note, 10/31/00 .............        11,000,000       11,209,693
 4.625% Note, 11/30/00 ............         4,900,000        4,903,062
 6.125% Note, 12/31/01 ............        24,300,000       25,279,606
 5.75% Note, 08/15/03 .............        12,000,000       12,525,000
 4.25% Note, 11/15/03 .............         7,000,000        6,908,125
 11.875% Bond, 11/15/03 ...........         6,300,000        8,219,534
 6.625% Note, 05/15/07 ............         9,000,000       10,122,192
 4.75% Note, 11/15/08 .............         5,100,000        5,139,846
                                                          ------------
                                                           121,139,125
                                                          ------------
TOTAL LONG-TERM DEBT SECURITIES (115.4%)
 (Amortized Cost $211,154,160).                             212,598,526
                                                           ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank
  4.77%, due 01/20/99 .............        10,000,000        9,973,083
Federal Home Loan Mortgage
  Corp.
  4.7%, due 01/04/99 ..............         3,300,000        3,298,708
                                                          ------------
TOTAL U.S. GOVERNMENT AGENCIES (7.2%)                        13,271,791
                                                           ------------
TOTAL SHORT-TERM DEBT SECURITIES (7.2%)
 (Amortized Cost $13,271,791)......                         13,271,791
                                                          ------------
TOTAL INVESTMENTS (122.6%)
 (Amortized Cost $224,425,951).....                        225,870,317
OTHER ASSETS
  LESS LIABILITIES* (--22.6%) .....                        (41,589,151)
                                                          ------------
NET ASSETS (100.0%) ...............                       $184,281,166
                                                          ============

----------

 Financial Futures Contracts outstanding at December 31,
 1998:                                                                                                            UNREALIZED
                                              EXPIRATION        NUMBER          ORIGINAL         VALUE AT        APPRECIATION
DESCRIPTION                                      DATE        OF CONTRACTS         VALUE          12/31/98       (DEPRECIATION)
------------------------------------------   ------------   --------------   --------------   --------------   ---------------
Long 2-Year U.S. Treasury Note ...........      3/99             78             $16,549,406      $16,498,219        $ (51,187)
Short 10-Year U.S. Treasury Note .........      3/99             41               4,937,938        4,885,406           52,532
                                                                                                                    ---------
                                                                                                                    $   1,345
                                                                                                                    =========

----------
*     Includes $33,447 cash held as collateral on financial futures contracts.


                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                        PRINCIPAL        VALUE
                                          AMOUNT        (NOTE 1)
                                      ------------- ---------------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS (0.3%)
CHEMICALS
Reliance Industries Ltd.
 10.375%, 06/24/16+ ................   $ 1,100,000     $    884,840
                                                       ------------
CONSUMER NONCYCLICALS
MEDIA & CABLE
Time Warner Entertainment Co.
 8.375%, 03/15/23 ..................     5,700,000        6,919,686
Turner Broadcasting System, Inc.
 8.375%, 07/01/13 ..................     2,450,000        2,928,436
                                                       ------------
 TOTAL CONSUMER NONCYCLICALS (3.1%)                       9,848,122
                                                       ------------
CREDIT SENSITIVE
BANKS (1.4%)
Chase Manhattan Corp.
 6.375%, 04/01/08 ..................     4,500,000        4,668,300
                                                       ------------
FINANCIAL SERVICES (8.9%)
Associates Corp. of North America
 5.75%, 11/01/03 ...................     5,500,000        5,549,335
General Motors Acceptance Corp.
 6.375%, 12/01/01 ..................    13,000,000       13,317,200
Prudential Insurance Co.
 8.3%, 07/01/25 ....................     8,000,000        9,714,600
                                                       ------------
                                                         28,581,135
                                                       ------------
UTILITY--ELECTRIC (1.9%)
Dominion Resources Capital
  Trust I
 7.83%, 12/01/27 ...................     5,925,000        6,210,881
                                                       ------------
 TOTAL CREDIT SENSITIVE (12.2%)                          39,460,316
                                                       ------------
ENERGY (2.5%)
COAL & GAS PIPELINES
Williams Companies, Inc.
 6.125%, 02/01/01 ..................     8,055,000        8,065,794
                                                       ------------
U.S. GOVERNMENT AGENCIES
MORTGAGE RELATED
Federal Home Loan Mortgage
  Corp.:
 7.0%, 09/01/11 ....................     5,315,128        5,431,396
 7.5%, 04/01/28 ....................     3,928,833        4,033,195
Federal National Mortgage
  Association:
 5.25%, 01/15/03 ...................    17,790,000       17,912,217
 6.5%, 06/01/11 ....................     9,410,648        9,537,109
 6.5%, 09/01/11 ....................     1,545,779        1,566,552
 7.0%, 02/01/13 ....................     4,173,433        4,264,727
 6.5%, 05/01/13 ....................     4,691,984        4,755,035


                                        PRINCIPAL        VALUE
                                          AMOUNT        (NOTE 1)
                                      ------------- ---------------
 7.0%, 05/01/26 ....................   $ 1,541,579     $  1,571,447
 7.0%, 01/01/28 ....................     2,422,433        2,469,368
 6.5%, 03/01/28 ....................     1,320,513        1,327,940
 6.5%, 09/01/28 ....................     1,985,896        1,997,067
 6.5%, 10/01/28 ....................       992,217          997,798
 6.5%, 12/01/28 ....................     5,527,500        5,558,592
 8.0% 30 Year TBA, 12/01/28 ........     6,300,000        6,523,146
Government National Mortgage
  Association:
 7.0%, 11/15/26 ....................     9,297,570        9,509,647
 7.0%, 07/15/27 ....................     2,649,152        2,709,580
 7.0%, 02/15/28 ....................     8,206,492        8,393,681
 6.5%, 03/15/28 ....................     3,539,241        3,573,536
 6.5%, 04/15/28 ....................     2,774,749        2,801,636
 6.5%, 05/15/28 ....................       369,392          372,972
 7.0%, 12/15/28 ....................    15,075,000       15,418,861
                                                       ------------
 TOTAL U.S. GOVERNMENT AGENCIES (34.3%)
                                                       110,725,502
                                                       ------------
U.S. GOVERNMENT
U.S. Treasury:
 6.5% Note, 08/31/01 ...............    20,600,000      21,533,448
 6.5% Note, 05/31/02 ...............    38,000,000      40,125,644
 5.75% Note, 08/15/03 ..............    30,500,000      31,834,375
 4.25% Note, 11/15/03 ..............     5,125,000       5,057,734
 6.875% Note, 05/15/06 .............     1,000,000       1,130,313
 5.625% Note, 05/15/08 .............    16,325,000      17,416,735
 6.125% Bond, 11/15/27 .............    14,300,000      16,016,000
 5.25% Bond, 11/15/28 ..............    10,200,000      10,455,000
                                                       ------------
 TOTAL U.S. GOVERNMENT (44.5%)
                                                       143,569,249
                                                       ------------
TOTAL LONG-TERM DEBT SECURITIES (96.9%)
 (Amortized Cost $309,661,067)......                   312,553,823
                                                       ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.9%)
Federal Home Loan
  Mortgage Corp.
 4.7%, due 01/04/99 ................    12,500,000      12,495,104
                                                       ------------
TOTAL SHORT-TERM DEBT SECURITIES (3.9%)
 (Amortized Cost $12,495,104).......                    12,495,104
                                                       ------------
TOTAL INVESTMENTS (100.8%)
 (Amortized Cost $322,156,171)......                   325,048,927
OTHER ASSETS
  LESS LIABILITIES (-0.8%) .........                    (2,620,388)
                                                       ------------
NET ASSETS (100.0%) ................                  $322,428,539
                                                      =============

----------
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1998, these securities amounted to $884,840 or 0.3% of net assets.






                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                                  NUMBER                 VALUE
                                                 OF SHARES              (NOTE 1)
                                           --------------------   -------------------
COMMON STOCKS AND
  OTHER INVESTMENTS:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.0%)
Pegasus Communications Corp.
  (Class A)* ...........................         3,384            $     84,811
                                                                  ------------
TRUCKING, SHIPPING (0.0%)
Millenium SeaCarriers, Inc.--
  Warrants (expire 07/15/05)* ..........         6,000                       0
                                                                  ------------
  TOTAL BUSINESS SERVICES (0.0%)                                        84,811
                                                                  ------------
CAPITAL GOODS (0.0%)
BUILDING & CONSTRUCTION
Capital Pacific Holdings,
  Inc.--Warrants
  (expire 05/01/02)* ...................        11,850                   8,887
                                                                  ------------
CONSUMER CYCLICALS
LEISURE RELATED (0.0%)
Discovery Zone--Warrants
  (expire 08/01/07)*+ ..................         3,500                       4
                                                                  ------------
RETAIL--GENERAL (0.0%)
FTD Corp.*+ ............................        37,500                  18,750
V2 Music Holdings--Warrants
  (expire 04/15/08)* ...................         8,000                       0
                                                                  ------------
                                                                        18,750
                                                                  ------------
  TOTAL CONSUMER CYCLICALS (0.0%)                                       18,754
                                                                  ------------
CONSUMER NONCYCLICALS
HOSPITAL SUPPLIES & SERVICES (0.0%)
Wright Medical Technology, Inc.--
  Warrants (expire 06/30/03)* ..........           618                       6
                                                                  ------------
SOAPS & TOILETRIES (0.0%)
Renaissance Cosmetics, Inc.--
  Warrants (expire 08/15/01)* ..........         2,000                       2
                                                                  ------------
  TOTAL CONSUMER NONCYCLICALS (0.0%)                                         8
                                                                  ------------
TECHNOLOGY
ELECTRONICS (0.0%)
Interactive Systems Corp.--
  Warrants (expire 08/01/03)* ..........         1,500                     187
                                                                  ------------
TELECOMMUNICATIONS (0.1%)
American Mobile Satellite
  Corp.--Warrants
  (expire 04/01/08)* ...................         6,900                  26,772
DTI Holdings, Inc.--Warrants
  (expire 03/01/08)* ...................        50,000                       0
Firstworld Communications--
  Warrants (expire 04/15/08)* ..........         7,000                       0
Knology Holdings, Inc.--
  Warrants (expire 10/15/07)* ..........        15,000                  37,500
Long Distance International,
  Inc.--Warrants
  (expire 04/13/08)* ...................         5,000                       0
Optel, Inc.* ...........................        10,000                 350,000
Orion Network Systems, Inc.--
  Warrants (expire 01/15/07)* ..........         4,000                  44,000
PathNet, Inc.--Warrants
  (expire 04/15/08)* ...................         5,000                       0
Primus Telecommunications--
  Warrants (expire 08/01/04)* ..........         6,500                  81,250


                                                  NUMBER                 VALUE
                                                 OF SHARES              (NOTE 1)
                                           --------------------   -------------------
Splitrock Services, Inc.--
  Warrants (expire 07/15/08)* ..........         8,000            $          0
Versatel Telecommunications--
  Warrants (expire 05/15/08)* ..........         5,800                       0
21st Century Telecom Group--
  Warrants (expire 02/15/10)* ..........         4,000                       0
                                                                  ------------
                                                                       539,522
                                                                  ------------
  TOTAL TECHNOLOGY (0.1%) ..............                               539,709
                                                                  ------------
TOTAL COMMON STOCKS AND
  OTHER INVESTMENTS (0.1%)
  (Cost $118,420).......................                               652,169
                                                                  ------------
PREFERRED STOCKS:
CONSUMER NONCYCLICALS (0.3%)
HOSPITAL SUPPLIES & SERVICES
HH Acquisition Corp.
  13.5% ................................         2,000               1,739,783
                                                                  ------------
TECHNOLOGY (0.4%)
TELECOMMUNICATIONS
21st Century Telecom Group
  13.75%* (b) ..........................         4,327               2,812,641
                                                                  ------------
TOTAL PREFERRED STOCKS (0.7%)
  (Cost $5,999,750).....................                             4,552,424
                                                                  ------------
                                                PRINCIPAL
                                                  AMOUNT
                                                ----------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS
CHEMICALS (3.3%)
Aqua Chemicals, Inc.
  11.25%, 07/01/08+ ....................       $6,500,000            6,240,000
Brunner Mond Group PLC
  11.0%, 07/15/08+ .....................       10,000,000            9,200,000
Geo Specialty Chemicals
  10.125%, 08/01/08+ ...................        5,000,000            4,800,000
                                                                  ------------
                                                                    20,240,000
                                                                  ------------
METALS & MINING (2.3%)
Golden Northwest Aluminum
  12.0%, 12/15/06+ .....................        6,000,000            6,030,000
Murrin Murrin Holdings
  9.375%, 08/31/07 .....................        2,500,000            2,200,000
P&L Coal Holdings Corp.
  (Series B)
  9.625%, 05/15/08 .....................        6,100,000            6,161,000
                                                                  ------------
                                                                    14,391,000
                                                                  ------------
PAPER (2.0%)
Doman Industries Ltd.
  8.75%, 03/15/04 ......................        4,300,000            3,397,000
Pen Tab Industries, Inc.
  (Series B)
  10.875%, 02/01/07 ....................        3,500,000            3,097,500
Stone Container Corp.
  9.875%, 02/01/01 .....................        5,500,000            5,568,750
                                                                  ------------
                                                                    12,063,250
                                                                  ------------
  TOTAL BASIC MATERIALS (7.6%) .........                            46,694,250
                                                                  ------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.2%)
ATC Group Services, Inc.
  12.0%, 01/15/08 ......................        5,500,000              990,000
                                                                  ------------

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                              PRINCIPAL               VALUE
                                               AMOUNT                (NOTE 1)
                                       ----------------------   -----------------
PRINTING, PUBLISHING &
  BROADCASTING (3.0%)
Cellco Finance N.V.
  15.0%, 08/01/05+ .................         $ 4,500,000        $3,870,000
Filtronic Comtek PLC
  10.0%, 12/01/05 ..................           5,000,000         5,012,500
GOSS Graphic Systems, Inc.
  12.0%, 10/15/06 ..................           4,650,000         2,464,500
Radio One, Inc. (Series B)
  7.0%, 05/15/04 (c) ...............           5,000,000         5,000,000
Supercanal Holding SA
  10.125%, 05/15/02+ ...............           1,738,812         1,738,812
                                                                ----------
                                                                18,085,812
                                                                ----------
PROFESSIONAL SERVICES (1.7%)
Employee Solutions, Inc.
  (Series B)
  10.0%, 10/15/04 ..................           3,250,000         2,437,500
Primark Corp.
  9.25%, 12/15/08 ..................           4,000,000         4,020,000
T/SF Communications Corp.
  Series B
  10.375%, 11/01/07 ................           4,000,000         4,030,000
                                                                ----------
                                                                10,487,500
                                                                ----------
TRUCKING, SHIPPING (2.8%)
Millenium SeaCarriers, Inc.
  12.0%, 07/15/05(d)+ ..............           6,000,000         4,950,000
MTL, Inc.
  10.0%, 06/15/06+ .................           3,500,000         3,395,000
Navigator Gas Transport PLC
  10.5%, 06/30/07+ .................           2,000,000         1,850,000
Stena Line AB
  10.625%, 06/01/08 ................           8,000,000         7,200,000
                                                                ----------
                                                                17,395,000
                                                                ----------
  TOTAL BUSINESS SERVICES (7.7%)                                46,958,312
                                                                ----------
CAPITAL GOODS
BUILDING & CONSTRUCTION (0.7%)
MMI Products, Inc. (Series B)
  11.25%, 04/15/07 .................           4,000,000         4,320,000
                                                                ----------
ELECTRICAL EQUIPMENT (1.5%)
Elgar Holdings, Inc.
  9.875%, 02/01/08 .................           2,250,000         2,002,500
Trench Elec & Trench, Inc.
  10.25%, 12/15/07 .................           4,000,000         3,760,000
Wesco International, Inc.
  (Series B)
  Zero Coupon, 06/01/08 (a) ........           5,000,000         3,062,500
                                                                ----------
                                                                 8,825,000
                                                                ----------
MACHINERY (2.7%)
Generac Portable Products
  11.25%, 07/01/06+ ................           7,000,000         7,000,000
Penhall Acquisition Corp.
  12.0%, 08/01/06+ .................           5,000,000         4,700,000
Tokheim Corp.
  12.5%, 10/01/05 ..................           5,000,000         5,000,000
                                                                ----------
                                                                16,700,000
                                                                ----------
  TOTAL CAPITAL GOODS (4.9%) .......                            29,845,000
                                                                ----------


                                              PRINCIPAL               VALUE
                                               AMOUNT                (NOTE 1)
                                       ----------------------   -----------------
CONSUMER CYCLICALS
AIRLINES (2.1%)
Aircraft Service International
  Group
  11.0%, 08/15/05+ .................         $ 4,000,000        $3,960,000
Amtran, Inc.
  9.625%, 12/15/05 .................           3,500,000         3,500,000
Canadian Airlines Corp.
  12.25%, 08/01/06 .................           3,500,000         2,380,000
Trans World Airlines
  11.375%, 03/01/06+ ...............           5,000,000         3,150,000
                                                                ----------
                                                                12,990,000
                                                                ----------
APPAREL, TEXTILE (1.3%)
AAI.Fostergrant, Inc. (Series B)
  10.75%, 07/15/06 .................           6,000,000         5,220,000
NTEX, Inc.
  11.5%, 06/01/06 ..................           3,000,000         2,820,000
                                                                ----------
                                                                 8,040,000
                                                                ----------
AUTOS & TRUCKS (1.0%)
Sonic Automotive, Inc. (Series B)
  11.0%, 08/01/08 ..................           6,250,000         6,000,000
                                                                ----------
FOOD SERVICES, LODGING (2.6%)
HMH Properties, Inc. (Series C)
  8.45%, 12/01/08 ..................           1,000,000         1,000,000
NE Restaurant Co. Ltd.
  10.75%, 07/15/08 .................           9,000,000         9,045,000
Romacorp, Inc.
  12.0%, 07/01/06+ .................           6,000,000         5,970,000
                                                                ----------
                                                                16,015,000
                                                                ----------
HOUSEHOLD FURNITURE,
  APPLIANCES (2.8%)
Home Interiors & Gifts, Inc.
  10.125%, 06/01/08+ ...............          10,000,000         9,900,000
Salton/Maxim Housewares
  10.75%, 12/15/05+ ................           3,000,000         3,018,750
Sealy Mattress Co. (Series B)
  9.875%, 12/15/07+ ................           2,750,000         2,612,500
Spin Cycle, Inc.
  Zero Coupon, 05/01/05 (a) (d).....           4,000,000         1,840,000
                                                                ----------
                                                                17,371,250
                                                                ----------
LEISURE RELATED (3.7%)
Discovery Zone
  13.5%, 08/01/02 ..................           3,500,000           700,000
Harrahs Operating Co., Inc.
  7.875%, 12/05/05 .................          10,000,000        10,000,000
Hedstrom Corp.
  10.0%, 06/01/07 ..................           6,000,000         5,100,000
Silverleaf Resorts, Inc.
  10.5%, 04/01/08 ..................           3,000,000         2,572,500
Waterford Gaming LLC
  12.75%, 11/15/03 .................           3,784,000         4,143,480
                                                                ----------
                                                                22,515,980
                                                                ----------

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                               PRINCIPAL               VALUE
                                                AMOUNT                (NOTE 1)
                                        ----------------------   -----------------
RETAIL--GENERAL (1.0%)
Pantry, Inc.
  12.0%, 11/15/00 ...................   $2,150,000               $ 2,246,750
V2 Music Holdings
  Zero Coupon, 04/15/08 (a)+ ........    8,000,000                 3,680,000
                                                                 -----------
                                                                   5,926,750
                                                                 -----------
  TOTAL CONSUMER CYCLICALS (14.5%)                                88,858,980
                                                                 -----------
CONSUMER NONCYCLICALS
BEVERAGES (1.6%)
TM Group Holdings
  11.0%, 05/15/08+ ..................   10,000,000                10,000,000
                                                                 -----------
CONTAINERS (1.0%)
Anchor Glass Corp.
  11.25%, 04/01/05 ..................    4,000,000                 4,240,000
MVE, Inc.
  12.5%, 02/15/02 ...................    2,000,000                 1,980,000
                                                                 -----------
                                                                   6,220,000
                                                                 -----------
FOODS (2.5%)
Grupo Azucarero Mexico SA
  11.5%, 01/15/05 ...................    6,000,000                 2,100,000
Imperial Holly Corp.
  9.75%, 12/15/07 ...................    6,000,000                 5,940,000
Specialty Foods Corp. (Series B)
  11.125%, 10/01/02 .................    8,000,000                 7,360,000
                                                                 -----------
                                                                  15,400,000
                                                                 -----------
MEDIA & CABLE (2.2%)
HMV Media Group PLC
  10.25%, 05/15/08 ..................    3,300,000                 3,168,000
Jones International
  Networks Ltd.
  11.75%, 07/01/05 ..................    5,000,000                 4,000,000
Radio Unica Corp.
  Zero Coupon, 08/01/06 (a)+ ........    2,950,000                 1,593,000
TVN Entertainment Corp.
  14.0%, 08/01/08 (d) ...............    5,000,000                 4,400,000
                                                                 -----------
                                                                  13,161,000
                                                                 -----------
RETAIL--FOODS (0.9%)
Digiorgio Corp. (Series B)
  10.0%, 06/15/07 ...................    6,000,000                 5,460,000
                                                                 -----------
  TOTAL CONSUMER NONCYCLICALS (8.2%)                              50,241,000
                                                                 -----------
CREDIT SENSITIVE
BANKS (1.0%)
Tokai Bank
  9.98%, 12/29/49 (c)+ ..............    7,000,000                 5,950,000
                                                                 -----------
FINANCIAL SERVICES (2.1%)
Bulong Operations Property Ltd.
  12.5%, 12/15/08+ ..................    5,000,000                 5,000,000
Metris Companies, Inc.
  10.0%, 11/01/04 ...................    8,000,000                 7,920,000
                                                                 -----------
                                                                  12,920,000
                                                                 -----------
UTILITY--ELECTRIC (1.7%)
Cogentrix Energy, Inc.
  8.75%, 10/15/08+ ..................   10,000,000                10,700,000
                                                                 -----------
  TOTAL CREDIT SENSITIVE (4.8%) .....                             29,570,000
                                                                 -----------


                                               PRINCIPAL               VALUE
                                                AMOUNT                (NOTE 1)
                                        ----------------------   -----------------
ENERGY
COAL & GAS PIPELINES (0.4%)
Chesapeake Energy Corp.
  (Series B)
  9.625%, 05/01/05 ..................   $3,200,000               $ 2,464,000
                                                                 -----------
OIL--DOMESTIC (3.4%)
Bayard Drilling Technologies,
  Inc.
  11.0%, 06/30/05 ...................    4,000,000                 4,400,000
Doe Run Resources Corp.
  (Series B)
  11.25%, 03/15/05 ..................    4,000,000                 3,080,000
Transamerican Energy (Series B)
  11.5%, 06/15/02 ...................   13,000,000                 3,770,000
Trans-Resources, Inc. (Series B)
  10.75%, 03/15/08 ..................    5,000,000                 4,950,000
TransTexas Gas Corp. (Series D)
  13.75%, 12/31/01 ..................    5,829,000                 4,663,200
                                                                 -----------
                                                                  20,863,200
                                                                 -----------
OIL--INTERNATIONAL (1.4%)
Northern Offshore ASA
  10.0%, 05/15/05+ ..................    6,500,000                 3,380,000
Queen Sand Resources, Inc.
  12.5%, 07/01/08 ...................    7,500,000                 5,400,000
                                                                 -----------
                                                                   8,780,000
                                                                 -----------
OIL--SUPPLIES & CONSTRUCTION (0.3%)
Celestica International, Inc.
  10.5%, 12/31/06 ...................    1,623,000                 1,769,070
                                                                 -----------
RAILROADS (1.2%)
American Commercial Lines
  10.25%, 06/30/08+ .................    7,000,000                 7,105,000
                                                                 -----------
  TOTAL ENERGY (6.7%)
                                                                  40,981,270
                                                                 -----------
TECHNOLOGY
ELECTRONICS (4.2%)
CHS Electronics, Inc.
  9.875%, 04/15/05 ..................   10,000,000                 9,650,000
Geologistics Corp.
  9.75%, 10/15/07 ...................    4,000,000                 3,200,000
Interactive Systems, Inc.
  Zero Coupon, 08/01/03 (a) .........    1,500,000                   588,750
Splitrock Services, Inc. (Series B)
  11.75%, 07/15/08 ..................    8,000,000                 6,920,000
Sullivan Graphics, Inc.
  12.75%, 08/01/05 ..................    5,000,000                 5,075,000
                                                                 -----------
                                                                  25,433,750
                                                                 -----------
OFFICE EQUIPMENT SERVICES (0.6%)
NationsRent, Inc.
  10.375%, 12/15/08+ ................    3,750,000                 3,712,500
                                                                 -----------
TELECOMMUNICATIONS (29.1%)
Allegiance Telecom, Inc.
  12.875%, 05/15/08 .................    2,500,000                 2,450,000
AMSC Acquisition Co., Inc.
  (Series B)
  12.25%, 04/01/08 ..................    6,900,000                 4,174,500
Dobson Wireline Co.
  12.25%, 06/15/08 ..................   10,000,000                 9,250,000

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998




                                             PRINCIPAL          VALUE
                                              AMOUNT           (NOTE 1)
                                          --------------   ---------------
DTI Holdings, Inc. (Series B)
  Zero Coupon, 03/01/08 (a) ...........    $10,000,000         $2,550,000
EchoStar Communications Corp.
  12.5%, 07/01/02 .....................      7,000,000          8,050,000
Econophone, Inc.
  13.5%, 07/15/07 .....................      6,500,000          6,654,375
ESAT Telecommunications
  Group PLC
  11.875%, 12/01/08+ ..................      4,000,000          4,000,000
Esprit Telecom Group PLC
  11.5%, 12/15/07 .....................      7,500,000          7,650,000
Exodus Communications, Inc.
  11.25%, 07/01/08 ....................      6,000,000          6,000,000
Firstworld Communications, Inc.
  Zero Coupon, 04/15/08 (a) ...........      7,000,000          2,100,000
Hermes Europe Railtel BV
  10.375%, 01/15/09+ ..................      6,000,000          6,060,000
Hyperion Telecommunications,
  Inc. (Series B)
  12.25%, 09/01/04 ....................      5,000,000          5,075,000
ICG Services, Inc.
  Zero Coupon, 05/01/08 (a) ...........     10,000,000          5,000,000
ICO Global Communications,
  Inc.
  15.0%, 08/01/05 (d) .................      8,000,000          5,840,000
Iridium LLC/Capital Corp.
  (Series B)
  14.0%, 07/15/05 .....................     10,000,000          9,500,000
Knology Holdings, Inc.
  Zero Coupon, 10/15/07 (a) ...........     11,000,000          5,417,500
Long Distance International, Inc.
  12.25%, 04/15/08+ ...................      5,000,000          4,150,000
Nextel Communications, Inc.
  12.0%, 11/01/08 .....................      6,000,000          6,630,000
Northeast Optic Network, Inc.
  12.75%, 08/15/08 ....................      3,000,000          2,940,000
NTL, Inc.
  11.5%, 10/01/08+ ....................      8,235,000          8,996,738
Optel, Inc. (Series B)
  13.0%, 02/15/05 .....................     10,000,000         10,275,000
Orion Network Systems, Inc.
  11.25%, 01/15/07 (d) ................      4,000,000          3,920,000
Pathnet, Inc.
  12.25%, 04/15/08 ....................      5,000,000          3,500,000
Price Communications Wire, Inc.
  9.125%, 12/15/06+ ...................      5,000,000          5,025,000
Primus Telecommunications
  11.75%, 08/01/04 (d) ................      6,500,000          6,760,000


                                             PRINCIPAL          VALUE
                                              AMOUNT           (NOTE 1)
                                          --------------   ---------------
SBA Communications Corp.
  Zero Coupon, 03/01/08 (a) ...........    $ 9,000,000         $5,175,000
Startec Global Communications,
  Inc.
  12.0%, 05/15/08 (d) .................      5,000,000          4,300,000
US Xchange LLC
  15.0%, 07/01/08 .....................      6,500,000          6,662,500
Versatel Telecommunications:
  13.25%, 05/15/08 ....................      5,800,000          5,800,000
  13.25%, 05/15/08 (d) ................      4,200,000          4,263,000
WinStar Equipment Corp.
  12.5%, 03/15/04 .....................     10,000,000         10,050,000
                                                             ------------
                                                              178,218,613
                                                             ------------
  TOTAL TECHNOLOGY (33.9%) ............                       207,364,863
                                                             ------------
DIVERSIFIED
MISCELLANEOUS (2.3%)
Eagle Geophysical, Inc.
  (Series B)
  10.75%, 07/15/08 ....................      3,000,000          2,490,000
Elgin National Industries
  (Series B)
  11.0%, 11/01/07 .....................      3,000,000          3,015,000
Samsonite Corp.
  10.75%, 06/15/08 ....................     10,000,000          8,600,000
                                                             ------------
  TOTAL DIVERSIFIED (2.3%) ............                       14,105,000
                                                             ------------
TOTAL LONG-TERM DEBT SECURITIES (90.6%)
  (Amortized Cost $617,994,744)                              554,618,675
                                                             ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan
  Mortgage Corp.:
  4.7%, due 01/04/99 ..................     29,200,000        29,188,563
  5.1%, due 01/14/99 ..................     10,000,000         9,981,656
                                                             ------------
  TOTAL U.S. GOVERNMENT AGENCIES (6.4%)                       39,170,219
                                                             ------------
TOTAL SHORT-TERM DEBT SECURITIES (6.4%)
  (Amortized Cost $39,170,219).........                       39,170,219
                                                             ------------
TOTAL INVESTMENTS (97.8%)
  (Cost/Amortized Cost
  $663,283,133) .......................                      598,993,487
OTHER ASSETS
  LESS LIABILITIES (2.2%) .............                       13,356,932
                                                             ------------
NET ASSETS (100.0%) ...................                     $612,350,419
                                                           ==============

----------
*     Non-income producing.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1998, these securities amounted to $161,756,054 or 26.4% of net assets.

(a) Debt security initially issued in zero coupon form which converts to coupon form at a specified rate and date.

(b)   Paid-in-kind preferred, quarterly stock payments.

(c) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 1998.

(d) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.



                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (0.6%)
Dow Chemical Co. ...................         65,000           $ 5,910,938
                                                              -----------
CHEMICALS--SPECIALTY (0.3%)
Praxair, Inc. ......................         77,000             2,714,250
                                                              -----------
  TOTAL BASIC MATERIALS (0.9%) .....                            8,625,188
                                                              -----------
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (1.5%)
Belo (A.H.) Corp. (Series A) .......       396,700              7,909,206
Donnelley (R.R.) & Sons Co. ........       155,000              6,790,938
                                                              -----------
                                                               14,700,144
                                                              -----------
PROFESSIONAL SERVICES (0.1%)
Modis Professional Services, Inc.*          73,127              1,060,341
                                                              -----------
  TOTAL BUSINESS SERVICES (1.6%)                               15,760,485
                                                              -----------
CAPITAL GOODS (4.8%)
MACHINERY
AlliedSignal, Inc. .................       302,000             13,382,375
Case Corp. .........................       170,000              3,708,125
United Technologies Corp. ..........       285,700             31,069,875
                                                              -----------
  TOTAL CAPITAL GOODS (4.8%) .......                           48,160,375
                                                              -----------
CONSUMER CYCLICALS
AIRLINES (0.6%)
Continental Airlines, Inc.
  (Class B)* .......................             4                    131
Delta Air Lines, Inc. ..............        78,400              4,076,800
Northwest Airlines Corp.
  (Class A)* .......................        70,900              1,812,381
                                                              -----------
                                                                5,889,312
                                                              -----------
APPAREL, TEXTILE (1.0%)
Nautica Enterprises, Inc.* .........       350,000              5,250,000
Tommy Hilfiger Corp.* ..............        77,000              4,620,000
                                                              -----------
                                                                9,870,000
                                                              -----------
LEISURE RELATED (3.2%)
Carnival Corp. (Class A) ...........       235,000             11,280,000
Harley-Davidson, Inc. ..............       285,000             13,501,875
Mirage Resorts, Inc.* ..............       115,000              1,717,812
Royal Caribbean Cruises Ltd. .......       140,000              5,180,000
                                                              -----------
                                                               31,679,687
                                                              -----------
RETAIL--GENERAL (2.2%)
Dayton Hudson Corp. ................       336,000             18,228,000
Federated Department Stores,
  Inc.* ............................        94,600              4,121,013
                                                              -----------
                                                               22,349,013
                                                              -----------
  TOTAL CONSUMER CYCLICALS (7.0%)                              69,788,012
                                                              -----------
CONSUMER NONCYCLICALS
BEVERAGES (1.2%)
Coca-Cola Co. ......................       120,000              8,025,000
Coca-Cola Enterprises, Inc. ........       125,000              4,468,750
                                                              -----------
                                                               12,493,750
                                                              -----------
DRUGS (5.1%)
Bristol-Myers Squibb Co. ...........       329,000             44,024,312
Genzyme Corp. (General
  Division)* .......................       140,000              6,965,000
Genzyme Corp. (Molecular
  Oncology)* .......................        15,134                 49,186
                                                              -----------
                                                               51,038,498
                                                              -----------



                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
FOODS (2.0%)
Campbell Soup Co. ..................       266,600            $14,663,000
Tyson Foods, Inc. (Class A) ........       245,000              5,206,250
                                                              -----------
                                                               19,869,250
                                                              -----------
HOSPITAL SUPPLIES & SERVICES (3.6%)
Columbia/HCA Healthcare Corp.              305,000              7,548,750
PacifiCare Health Systems, Inc.
  (Class B)* .......................        97,400              7,743,300
Tenet Healthcare Corp.* ............       785,000             20,606,250
                                                              -----------
                                                               35,898,300
                                                              -----------
SOAPS & TOILETRIES (2.1%)
Avon Products, Inc. ................       202,000              8,938,500
Colgate Palmolive Co. ..............        57,000              5,293,875
Gillette Co. .......................       135,000              6,522,188
                                                              -----------
                                                               20,754,563
                                                              -----------
TOBACCO (3.2%)
Philip Morris Cos., Inc. ...........       294,500             15,755,750
RJR Nabisco Holdings Corp. .........       553,900             16,443,906
                                                              -----------
                                                               32,199,656
                                                              -----------
  TOTAL CONSUMER NONCYCLICALS (17.2%)                         172,254,017
                                                              -----------
CREDIT SENSITIVE
BANKS (8.7%)
Banc One Corp. .....................       125,000              6,382,812
BankAmerica Corp. ..................       557,000             33,489,625
Chase Manhattan Corp. ..............       414,000             28,177,875
Citigroup, Inc. ....................       379,000             18,760,500
                                                              -----------
                                                               86,810,812
                                                              -----------
FINANCIAL SERVICES (5.9%)
Associates First Capital Corp.
  (Class A) ........................       176,000              7,458,000
Household International, Inc. ......     1,044,000             41,368,500
MBNA Corp. .........................       186,750              4,657,078
PMI Group, Inc. ....................        99,600              4,917,750
                                                              -----------
                                                               58,401,328
                                                              -----------
INSURANCE (0.6%)
PennCorp Financial Group, Inc. .....        93,000                 93,000
Travelers Property Casualty
  Corp. (Class A) ..................       205,000              6,355,000
                                                              -----------
                                                                6,448,000
                                                              -----------
UTILITY--ELECTRIC (3.6%)
AES Corp.* .........................       100,100              4,742,238
CMS Energy Corp. ...................       123,000              5,957,813
Consolidated Edison Inc. ...........       157,300              8,317,237
FPL Group, Inc. ....................       130,000              8,011,250
GPU, Inc. ..........................        86,000              3,800,125
Pinnacle West Capital Corp. ........       128,400              5,440,950
                                                              -----------
                                                               36,269,613
                                                              -----------
UTILITY--TELEPHONE (2.4%)
AT&T Corp. .........................       319,117             24,013,554
                                                              -----------
  TOTAL CREDIT SENSITIVE (21.2%)                              211,943,307
                                                              -----------
ENERGY
OIL--DOMESTIC (3.9%)
Apache Corp. .......................       388,000              9,821,250
Murphy Oil Corp. ...................       171,000              7,053,750
Union Pacific Resources Group,
  Inc. .............................       183,800              1,665,687
USX-Marathon Group, Inc. ...........       696,000             20,967,000
                                                              -----------
                                                               39,507,687
                                                              -----------

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
OIL--SUPPLIES & CONSTRUCTION (3.3%)
BJ Services Co.* .......................................................        280,000           $ 4,375,000
Halliburton Co. ........................................................        353,000            10,457,625
Noble Drilling Corp.* ..................................................        812,000            10,505,250
Transocean Offshore, Inc. ..............................................        272,800             7,314,450
                                                                                                  -----------
                                                                                                   32,652,325
                                                                                                  -----------
RAILROADS (0.1%)
Canadian Pacific Ltd. ..................................................         39,000               736,125
                                                                                                  -----------
  TOTAL ENERGY (7.3%) ..................................................                           72,896,137
                                                                                                  -----------
TECHNOLOGY
ELECTRONICS (7.0%)
Altera Corp.* ..........................................................        244,900            14,908,288
Atmel Corp.* ...........................................................        404,500             6,193,906
Intel Corp. ............................................................         70,000             8,299,375
Sanmina Corp.* .........................................................        263,776            16,486,000
Solectron Corp.* .......................................................        265,200            24,647,025
                                                                                                  -----------
                                                                                                   70,534,594
                                                                                                  -----------
OFFICE EQUIPMENT (0.5%)
Compaq Computer Corp. ..................................................        116,500             4,885,719
                                                                                                  -----------
OFFICE EQUIPMENT SERVICES (4.6%)
Electronic Data Sysytems Corp. .........................................        397,200            19,959,300
First Data Corp. .......................................................        467,000            14,798,062
Oracle Corp.* ..........................................................        258,000            11,126,250
                                                                                                  -----------
                                                                                                   45,883,612
                                                                                                  -----------
TELECOMMUNICATIONS (6.9%)
AirTouch Communications, Inc.*                                                  130,000             9,376,250
Ascend Communications, Inc.* ...........................................        160,000            10,520,000
Fore Systems, Inc.* ....................................................        355,000             6,500,938
MCI WorldCom, Inc.* ....................................................        417,382            29,947,158
MediaOne Group, Inc. ...................................................        120,000             7,980,000
Tellabs, Inc.* .........................................................         64,000             4,388,000
WinStar Communications, Inc.* ..........................................          4,751               185,289
                                                                                                  -----------
                                                                                                   68,897,635
                                                                                                  -----------
  TOTAL TECHNOLOGY (19.0%) .............................................                          190,201,560
                                                                                                  -----------
DIVERSIFIED
MISCELLANEOUS (3.8%)
Honeywell, Inc. ........................................................         96,000             7,230,000
Tyco International Ltd. ................................................        258,200            19,477,963
U.S. Industries, Inc. ..................................................        367,200             6,839,100
Viad Corp. .............................................................        130,000             3,948,750
                                                                                                  -----------
  TOTAL DIVERSIFIED (3.8%) .............................................                           37,495,813
                                                                                                  -----------
TOTAL COMMON STOCKS (82.8%)
  (Cost $709,274,249)...................................................                          827,124,894
                                                                                                  -----------
PREFERRED STOCKS:
BUSINESS SERVICES (0.3%)
TRUCKING, SHIPPING
CNF Trust I
 5.0% Conv. Series A ...................................................         50,000             2,843,750
                                                                                                  -----------
CAPITAL GOODS (0.2%)
AEROSPACE
Loral Space & Communications
  6.0% Conv. ...........................................................         30,700             1,617,506
                                                                                                  -----------


                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
CONSUMER CYCLICALS
AIRLINES (0.0%)
Continental Airlines Finance Trust
  8.5% Conv. ...........................................................          6,500           $   450,125
                                                                                                  -----------
LEISURE RELATED (0.8%)
Royal Caribbean Cruises Ltd.
 7.25% Series A ........................................................         66,900             7,906,744
                                                                                                  -----------
  TOTAL CONSUMER CYCLICALS (0.8%)                                                                   8,356,869
                                                                                                  -----------
CONSUMER NONCYCLICALS (0.1%)
DRUGS
Alkermes, Inc.
  6.5% .................................................................         12,100               535,425
                                                                                                  -----------
CREDIT SENSITIVE (0.4%)
UTILITY--ELECTRIC
AES Trust I
 5.375% Conv. Series A .................................................         63,900             4,441,050
                                                                                                  -----------
ENERGY (1.0%)
RAILROADS
Union Pacific Capital Trust
  6.25% Conv.+ .........................................................        206,000             9,476,000
                                                                                                  -----------
TECHNOLOGY
ELECTRONICS (0.3%)
L&H Capital Trust I
  4.75% Conv.+ .........................................................         52,300             1,653,987
Times Mirror Co.
  4.25% Conv. ..........................................................         21,800             1,215,350
                                                                                                  -----------
                                                                                                    2,869,337
                                                                                                  -----------
TELECOMMUNICATIONS (1.6%)
AirTouch Communications, Inc.
  4.25% Conv., Series C ................................................         44,800             4,614,400
ICG Communications, Inc.
  6.75% Conv.+ .........................................................         25,600             1,363,200
Intermedia Communications,
  Inc.:
  7.0% Conv.+ ..........................................................         20,500               524,031
  7.0% Conv. Series D ..................................................         52,200             1,334,363
IXC Communications, Inc.:
  6.75% Conv. ..........................................................          7,200               238,500
  6.75% Conv.+ .........................................................         47,200             1,563,500
Nextel Strypes Trust
  7.25% Conv. ..........................................................        131,700             2,699,850
WinStar Communications, Inc.
  7.0% Conv. ...........................................................         84,200             3,999,500
                                                                                                  -----------
                                                                                                   16,337,344
                                                                                                  -----------
  TOTAL TECHNOLOGY (1.9%) ..............................................                           19,206,681
                                                                                                  -----------
TOTAL PREFERRED STOCKS (4.7%)
  (Cost $49,972,763) ...................................................                           46,477,281
                                                                                                  -----------
                                                                                 PRINCIPAL
                                                                                  AMOUNT
                                                                                -------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.8%)
Clear Channel Communications, Inc.
  2.625% Conv., 04/01/03 ...............................................    $1,315,000              1,402,119
Mail-Well, Inc.
  5.0% Conv., 11/01/02 .................................................     1,215,000              1,093,500

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998




                                           PRINCIPAL          VALUE
                                            AMOUNT           (NOTE 1)
                                        --------------   ---------------
P-Com, Inc.:
  4.25% Conv., 11/01/02+ ............    $ 1,850,000         $  869,500
  4.25% Conv., 11/01/02 .............      1,385,000            650,950
Tele-Communications, Inc.
  4.5%, 02/15/06 ....................      3,530,000          3,794,750
                                                           ------------
                                                              7,810,819
                                                           ------------
PROFESSIONAL SERVICES (0.2%)
Personnel Group of America:
  5.75% Conv., 07/01/04+ ............        375,000            434,062
  5.75% Conv., 07/01/04 .............      1,350,000          1,562,625
                                                           ------------
                                                              1,996,687
                                                           ------------
  TOTAL BUSINESS SERVICES (1.0%)                              9,807,506
                                                           ------------
CAPITAL GOODS
AEROSPACE (0.3%)
Orbital Sciences Corp.:
 5.0% Conv., 10/01/02+ ..............        945,000          1,597,050
 5.0% Conv., 10/01/02 ...............        550,000            929,500
                                                           ------------
  TOTAL CAPITAL GOODS (0.3%) ........                         2,526,550
                                                           ------------
CONSUMER CYCLICALS (0.2%)
RETAIL--GENERAL
Office Depot, Inc.
  Zero Coupon, 11/01/08 .............      2,825,000          2,443,625
                                                           ------------
CONSUMER NONCYCLICALS
DRUGS (1.4%)
MedImmune, Inc.:
  7.0% Conv., 07/01/03 ..............      1,860,000          9,402,300
 7.0% Conv. Sub. Note, 07/01/03+.....        245,000          1,238,475
Quintiles Transnational Corp.:
 4.25% Conv., 05/31/00+ .............        580,000            793,150
 4.25% Conv., 05/31/00 ..............      1,530,000          2,092,275
                                                           ------------
                                                             13,526,200
                                                           ------------
HOSPITAL SUPPLIES & SERVICES (0.7%)
Alternative Living Services, Inc.
 5.25% Conv., 12/15/02 ..............      1,935,000          2,467,125
FPA Medical Management, Inc.
 6.5% Conv., 12/15/01(a) ............      1,770,000              8,850
RES-Care, Inc.:
 6.0% Conv., 12/01/04+ ..............      1,420,000          1,969,362
 6.0% Conv., 12/01/04 ...............        660,000            915,338
Sunrise Assisted Living, Inc.
 5.5% Conv., 06/15/02 ...............      1,100,000          1,641,750
                                                           ------------
                                                              7,002,425
                                                           ------------
  TOTAL CONSUMER NONCYCLICALS (2.1%)                         20,528,625
                                                           ------------
TECHNOLOGY
ELECTRONICS (4.8%)
Amkor Technologies, Inc.
  5.75% Conv., 05/01/03 .............      4,855,000          4,806,450


                                           PRINCIPAL          VALUE
                                            AMOUNT           (NOTE 1)
                                        --------------   ---------------
America Online, Inc.
  4.0% Conv., 11/15/02 ..............    $ 1,445,000         $8,888,556
EMC Corp.
 3.25% Conv., 03/15/02+ .............        925,000          3,484,938
HNC Software, Inc.
 4.75% Conv., 03/01/03 ..............      1,845,000          2,029,500
Hutchinson Technology, Inc.
 6.0%, 03/15/05 .....................      2,740,000          3,818,875
Level One Communications, Inc.:
 4.0% Conv., 09/01/04+ ..............      2,180,000          3,177,350
Micron Technology, Inc.
 7.0% Conv., 07/01/04 ...............      1,395,000          1,492,650
Network Associates, Inc.:
  Zero Coupon, 02/13/18+ ............      4,420,000          2,712,775
  Zero Coupon, 02/13/18 .............        190,000            116,613
Photronics, Inc.
 6.0% Conv., 06/01/04 ...............      3,265,000          3,469,063
SCI Systems, Inc.
 5.0% Conv., 05/01/06+ ..............      2,835,000          6,743,756
Solectron Corp.
  6.0% Conv., 03/01/06+ .............      2,805,000          7,720,762
                                                           ------------
                                                             48,461,288
                                                           ------------
TELECOMMUNICATIONS (1.1%)
Comverse Technology, Inc.:
 5.75% Conv., 10/01/06 ..............      2,425,000          3,931,531
 5.75% Conv. Sub. Note,
     10/01/06+ ......................      1,200,000          1,945,500
Global TeleSystems Group, Inc.
  5.75% Conv., 07/01/10 .............      4,420,000          4,994,600
                                                           ------------
                                                             10,871,631
                                                           ------------
  TOTAL TECHNOLOGY (5.9%) ...........                        59,332,919
                                                           ------------
TOTAL LONG-TERM DEBT SECURITIES (9.5%)
 (Amortized Cost $66,936,721) .......                        94,639,225
                                                           ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan
  Mortgage Corp.:
 4.7%, due 01/04/99 .................     17,200,000         17,193,263
 5.1%, due 01/14/99 .................     10,000,000          9,981,656
                                                           ------------
  TOTAL U.S. GOVERNMENT AGENCIES (2.7%)
                                                             27,174,919
                                                           ------------
TOTAL SHORT-TERM DEBT SECURITIES (2.7%)
 (Amortized Cost $27,174,919) .......                        27,174,919
                                                           ------------
TOTAL INVESTMENTS (99.7%)
  (Cost/Amortized Cost
  $853,358,652) .....................                       995,416,319
OTHER ASSETS
  LESS LIABILITIES (0.3%) ...........                         2,885,741
                                                           ------------
NET ASSETS (100.0%) .................                      $998,302,060
                                                         ==============

----------
*     Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1998, these securities amounted to $47,267,398 or 4.7% of net assets.
(a)   On July 15, 1998, this security defaulted on its interest payment.
      Glossary:
      ADR--American Depository Receipt


                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (1.5%)
Air Products & Chemicals, Inc. .......     38,000               $1,520,000
Avery Dennison Corp. .................     19,100                  860,694
Dow Chemical Co. .....................     37,500                3,410,156
Dupont (E.I.) de Nemours & Co.            189,100               10,034,119
Eastman Chemical Co. .................     13,100                  586,225
Ecolab, Inc. .........................     24,400                  882,975
FMC Corp.* ...........................     13,500                  756,000
Goodrich (B.F.) Co. ..................     22,900                  821,538
Hercules, Inc. .......................     26,600                  728,175
Monsanto Co. .........................     98,700                4,688,250
Rohm & Haas Co. ......................     28,500                  858,562
Union Carbide Corp. ..................     22,200                  943,500
                                                                ----------
                                                                26,090,194
                                                                ----------
CHEMICALS--SPECIALTY (0.4%)
Morton International, Inc. ...........     29,700                  727,650
Praxair, Inc. ........................     24,400                  860,100
Raychem Corp. ........................     23,300                  752,881
Sigma-Aldrich Corp. ..................     25,100                  737,313
Southern Co. .........................    116,100                3,374,156
                                                                ----------
                                                                 6,452,100
                                                                ----------
METALS & MINING (0.5%)
Alcan Aluminum Ltd. ..................      6,600                  178,612
Alcan Aluminum Ltd. (Canada) .........     32,300                  872,121
Aluminum Co. of America ..............     31,900                2,378,544
Barrick Gold Corp. ...................     73,300                1,429,350
Engelhard Corp. ......................     32,900                  641,550
Engelhard Corp.--Rights* .............     32,900                        0
Newmont Mining Corp. .................     36,907                  666,633
Phelps Dodge Corp. ...................     14,600                  742,775
Placer Dome, Inc. ....................     65,800                  756,700
Reynolds Metals Co. ..................     13,400                  706,012
                                                                ----------
                                                                 8,372,297
                                                                ----------
PAPER (0.9%)
Champion International Corp. .........     22,000                  891,000
Fort James Corp. .....................     36,300                1,452,000
Georgia Pacific Group ................     14,100                  825,731
International Paper Co. ..............     48,825                2,187,970
Kimberly Clark Corp. .................     89,844                4,896,498
Mead Corp. ...........................     27,200                  797,300
Temple Inland, Inc. ..................     14,000                  830,375
Union Camp Corp. .....................     12,800                  864,000
Westvaco Corp. .......................     29,000                  777,563
Willamette Industries, Inc. ..........     25,300                  847,550
                                                                ----------
                                                                14,369,987
                                                                ----------
STEEL (0.1%)
Allegheny Teledyne, Inc. .............     51,000                1,042,313
Nucor Corp. ..........................     23,100                  999,075
                                                                ----------
                                                                 2,041,388
                                                                ----------
 TOTAL BASIC MATERIALS (3.4%) ........                          57,325,966
                                                                ----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.4%)
Browning-Ferris Industries, Inc. .....     28,200                  801,938
Johnson Controls, Inc. ...............     13,700                  808,300
Thermo Electron Corp.* ...............     49,700                  841,794
Waste Management, Inc. ...............     94,884                4,423,966
                                                                ----------
                                                                 6,875,998
                                                                ----------


                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
PRINTING, PUBLISHING &
  BROADCASTING (2.9%)
CBS Corp. ............................   116,900                $3,828,475
Clear Channel Communications,
  Inc.* ..............................    41,400                 2,256,300
Comcast Corp. (Class A) SPL ..........    60,500                 3,550,594
Deluxe Corp. .........................    21,500                   786,094
Donnelley (R.R.) & Sons Co. ..........    23,200                 1,016,450
Dow Jones & Co., Inc. ................    17,000                   818,125
Dun & Bradstreet Corp. ...............    28,300                   893,219
Gannett Co. ..........................    47,500                 3,063,750
Knight-Ridder, Inc. ..................    15,700                   802,663
McGraw-Hill Companies, Inc. ..........    16,300                 1,660,562
MediaOne Group, Inc.* ................   101,800                 4,784,600
New York Times Co. (Class A) .........    30,600                 1,061,437
Tele-Communications, Inc.
  (Class A)* .........................    87,428                 4,835,861
Time Warner, Inc. ....................   200,200                12,424,912
Times Mirror Co. (Class A) ...........    14,100                   789,600
Tribune Co. ..........................    20,300                 1,339,800
Viacom, Inc. (Class B)* ..............    59,800                 4,425,200
                                                                ----------
                                                                48,337,642
                                                                ----------
PROFESSIONAL SERVICES (0.3%)
Block (H&R), Inc. ....................    19,000                   855,000
Interpublic Group Cos., Inc. .........    22,200                 1,770,450
Omnicom Group, Inc. ..................    27,700                 1,606,600
Service Corp. International ..........    43,600                 1,659,553
                                                                ----------
                                                                 5,891,603
                                                                ----------
TRUCKING, SHIPPING (0.2%)
FDX Corp.* ...........................    23,200                 2,064,800
Laidlaw, Inc. ........................    71,100                   715,444
                                                                ----------
                                                                 2,780,244
                                                                ----------
 TOTAL BUSINESS SERVICES (3.8%).......                          63,885,487
                                                                ----------
CAPITAL GOODS
AEROSPACE (0.9%)
Boeing Co. ...........................   164,774                 5,375,752
General Dynamics Corp. ...............    20,300                 1,190,087
Lockheed Martin Corp. ................    31,404                 2,661,489
Northrop Grumman Corp. ...............    11,000                   804,375
Northrop Grumman Corp.--
  Rights (expire 10/31/08)* ..........     9,700                         0
Raytheon Co. (Class B) ...............    54,800                 2,918,100
Rockwell International Corp. .........    30,800                 1,495,725
TRW, Inc. ............................    19,200                 1,078,800
                                                                ----------
                                                                15,524,328
                                                                ----------
BUILDING & CONSTRUCTION (0.0%)
Centex Corp. .........................    16,800                   757,050
                                                                ----------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.4%)
Armstrong World Industries, Inc.          11,500                   693,594
Masco Corp. ..........................    54,100                 1,555,375
PPG Industries, Inc. .................    28,300                 1,648,475
Sherwin Williams Co. .................    24,800                   728,500
Weyerhaeuser Co. .....................    33,400                 1,697,137
                                                                ----------
                                                                 6,323,081
                                                                ----------
ELECTRICAL EQUIPMENT (3.7%)
Emerson Electric Co. .................    72,600                 4,392,317
General Electric Co. .................   537,700                54,879,006

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
                                      --------------------   ------------------
General Instrument Corp.* .........     27,900               $   946,856
Grainger (W.W.), Inc. .............     19,100                   795,038
Thomas & Betts Corp. ..............     16,500                   714,656
                                                             -----------
                                                              61,727,873
                                                             -----------
MACHINERY (1.3%)
AlliedSignal, Inc. ................     93,000                 4,121,062
Case Corp. ........................     36,400                   793,975
Caterpillar, Inc. .................     59,000                 2,714,000
Cooper Industries, Inc. ...........     18,600                   886,988
Cummins Engine Company, Inc. ......     19,700                   699,350
Deere & Co. .......................     38,400                 1,272,000
Dover Corp. .......................     37,100                 1,358,788
Fluor Corp. .......................     17,500                   744,844
Illinois Tool Works, Inc. .........     40,800                 2,366,400
Ingersoll Rand Co. ................     25,450                 1,194,559
Pall Corp. ........................     32,100                   812,531
Parker-Hannifin Corp. .............     24,950                   817,113
United Technologies Corp. .........     37,200                 4,045,500
                                                             -----------
                                                              21,827,110
                                                             -----------
 TOTAL CAPITAL GOODS (6.3%) .......                          106,159,442
                                                             -----------
CONSUMER CYCLICALS
AIRLINES (0.3%)
AMR Corp.* ........................     30,100                 1,787,187
Delta Air Lines, Inc. .............     23,600                 1,227,200
Southwest Airlines Co. ............     54,525                 1,223,405
US Airways Group, Inc.* ...........     13,300                   691,600
                                                             -----------
                                                               4,929,392
                                                             -----------
APPAREL, TEXTILE (0.2%)
Liz Claiborne, Inc. ...............     24,500                   773,281
Nike, Inc. (Class B) ..............     50,500                 2,048,407
VF Corp. ..........................     18,400                   862,500
                                                             -----------
                                                               3,684,188
                                                             -----------
AUTO RELATED (0.3%)
Dana Corp. ........................     26,723                 1,092,303
Danaher Corp. .....................     24,500                 1,330,656
Eaton Corp. .......................     11,200                   791,700
Genuine Parts Co. .................     29,200                   976,375
Goodyear Tire & Rubber Co. ........     29,400                 1,482,862
                                                             -----------
                                                               5,673,896
                                                             -----------
AUTOS & TRUCKS (1.2%)
AutoZone, Inc.* ...................     27,000                   889,313
Ford Motor Co. ....................    199,200                11,690,550
General Motors Corp. ..............    107,600                 7,700,125
Paccar, Inc. ......................     19,800                   814,275
                                                             -----------
                                                              21,094,263
                                                             -----------
FOOD SERVICES, LODGING (0.7%)
Harrah's Entertainment, Inc.* .....     45,900                   720,056
Marriott International, Inc.
  (Class A) .......................     39,750                 1,152,750
McDonald's Corp. ..................    116,200                 8,903,825
Tricon Global Restaurants, Inc.*        25,320                 1,269,165
                                                             -----------
                                                              12,045,796
                                                             -----------
HOUSEHOLD FURNITURE, APPLIANCES (0.3%)
Black & Decker Corp. ..............     14,500                   812,906
Maytag Corp. ......................     14,500                   902,625
Newell Company ....................     26,100                 1,076,625
Rubbermaid, Inc. ..................     27,300                   858,244


                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
                                      --------------------   ------------------
Stanley Works .....................    22,300                $   618,825
Whirlpool Corp. ...................    13,600                    753,100
                                                             -----------
                                                               5,022,325
                                                             -----------
LEISURE RELATED (1.3%)
American Greetings Corp.
  (Class A) .......................    19,200                    788,400
Carnival Corp. (Class A) ..........   101,100                  4,852,800
Cendant Corp.* ....................   139,650                  2,662,078
Disney (Walt) Co. .................   338,100                 10,143,000
Hasbro, Inc. ......................    20,800                    751,400
Hilton Hotels Corp. ...............    36,300                    694,238
Mattel, Inc. ......................    49,643                  1,132,481
Mirage Resorts, Inc.* .............    54,000                    806,625
                                                             -----------
                                                              21,831,022
                                                             -----------
PHOTO & OPTICAL (0.3%)
Allergan, Inc. ....................    13,400                    867,650
Eastman Kodak Co. .................    55,800                  4,017,600
                                                             -----------
                                                               4,885,250
                                                             -----------
RETAIL--GENERAL (5.5%)
Circuit City Stores--Circuit City
  Group ...........................    19,700                    983,769
Costco Cos., Inc.* ................    35,300                  2,548,219
CVS Corp. .........................    64,800                  3,564,000
Dayton Hudson Corp. ...............    73,100                  3,965,675
Dillard's, Inc. (Class A) .........    28,500                    808,688
Dollar General Corp. ..............    30,750                    726,469
Federated Department Stores,
  Inc.* ...........................    34,700                  1,511,619
Fred Meyer, Inc.* .................    25,000                  1,506,250
Gap, Inc. .........................    98,100                  5,518,125
Harcourt General, Inc. ............    14,900                    792,494
Home Depot, Inc. ..................   244,700                 14,972,581
K-Mart Corp.* .....................    81,000                  1,240,312
Kohl's Corp.* .....................    26,300                  1,615,806
Limited, Inc. .....................    37,500                  1,092,188
Lowe's Cos., Inc. .................    58,600                  2,999,587
May Department Stores Co. .........    38,500                  2,324,437
Nordstrom, Inc. ...................    24,400                    846,375
Penney (J.C.), Inc. ...............    41,200                  1,931,250
Sears, Roebuck & Co. ..............    65,300                  2,775,250
Staples, Inc.* ....................    52,700                  2,302,331
Tandy Corp. .......................    20,500                    844,344
TJX Cos., Inc. ....................    50,900                  1,476,100
Toys R Us, Inc.* ..................    44,800                    756,000
Wal-Mart Stores, Inc. .............   371,800                 30,278,462
Walgreen Co. ......................    82,800                  4,848,975
                                                             -----------
                                                              92,229,306
                                                             -----------
  TOTAL CONSUMER CYCLICALS (10.1%)                           171,395,438
                                                             -----------
CONSUMER NONCYCLICALS
BEVERAGES (2.9%)
Anheuser Busch Companies, Inc.         81,600                  5,355,000
Brown Forman Corp. (Class B) ......    11,200                    847,700
Coca-Cola Co. .....................   410,300                 27,438,813
Coca-Cola Enterprises, Inc. .......    67,300                  2,405,975
Pepsico, Inc. .....................   245,100                 10,033,781
Seagram Ltd. ......................    68,100                  2,587,800
                                                             -----------
                                                              48,669,069
                                                             -----------

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
                                     --------------------   ------------------
CONTAINERS (0.1%)
Crown Cork & Seal Co., Inc. ......     21,800               $   671,713
Owens-Illinois, Inc.* ............     26,200                   802,375
Sealed Air Corp.* ................     15,910                   812,404
                                                            -----------
                                                              2,286,492
                                                            -----------
DRUGS (8.3%)
ALZA Corp.* ......................     14,600                   762,850
American Home Products Corp. .....    219,100                12,338,069
Amgen, Inc.* .....................     41,500                 4,339,344
Bristol-Myers Squibb Co. .........    165,600                22,159,350
Lilly (Eli) & Co. ................    183,400                16,299,675
Merck & Co., Inc. ................    198,300                29,286,431
Pfizer, Inc. .....................    216,600                27,169,762
Pharmacia & Upjohn, Inc. .........     83,990                 4,755,934
Schering Plough Corp. ............    244,500                13,508,625
Warner-Lambert Co. ...............    135,100                10,157,831
                                                            -----------
                                                            140,777,871
                                                            -----------
FOODS (1.9%)
Archer Daniels Midland Co. .......     97,370                 1,673,547
Bestfoods ........................     47,800                 2,545,350
Campbell Soup Co. ................     74,700                 4,108,500
ConAgra, Inc. ....................     80,600                 2,538,900
General Mills, Inc. ..............     25,600                 1,990,400
Heinz (H.J.) Co. .................     60,250                 3,411,656
Hershey Foods Corp. ..............     23,300                 1,448,969
Kellogg Co. ......................     67,200                 2,293,200
Pioneer Hi Bred International,
  Inc. ...........................     39,900                 1,077,300
Quaker Oats Co. ..................     22,500                 1,338,750
Ralston-Ralston Purina Group .....     50,700                 1,641,413
Rite Aid Corp. ...................     42,100                 2,086,581
Sara Lee Corp. ...................    155,400                 4,380,337
Wrigley (Wm.), Jr. Co. ...........     19,200                 1,719,600
                                                            -----------
                                                             32,254,503
                                                            -----------
HOSPITAL SUPPLIES & SERVICES (3.6%)
Abbott Laboratories ..............    256,400                12,563,600
Baxter International, Inc. .......     46,400                 2,984,100
Becton, Dickinson & Co. ..........     40,900                 1,745,919
Biomet, Inc. .....................     22,800                   917,700
Boston Scientific Corp.* .........     61,400                 1,646,287
Cardinal Health, Inc. ............     33,250                 2,522,844
Columbia/HCA Healthcare Corp.         107,500                 2,660,625
Guidant Corp. ....................     24,900                 2,745,225
HCR Manor Care, Inc.* ............     23,800                   699,125
Healthsouth Corp.* ...............     66,400                 1,025,050
Humana, Inc.* ....................     41,000                   730,313
IMS Health, Inc. .................     27,100                 2,044,356
Johnson and Johnson ..............    224,000                18,788,000
Medtronic, Inc. ..................     78,200                 5,806,350
Saint Jude Medical, Inc.* ........     26,749                   740,613
Tenet Healthcare Corp.* ..........     51,100                 1,341,375
United HealthCare Corp. ..........     31,600                 1,360,775
                                                            -----------
                                                             60,322,257
                                                            -----------
RETAIL--FOOD (0.9%)
Albertsons, Inc. .................     40,900                 2,604,819
American Stores Co. ..............     44,700                 1,651,106
Kroger Co.* ......................     41,700                 2,522,850
Safeway, Inc.* ...................     81,000                 4,935,937
Supervalu, Inc. ..................     30,200                   845,600


                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
                                     --------------------   ------------------
Sysco Corp. ......................    54,800                $ 1,503,575
Winn Dixie Stores, Inc. ..........    24,700                  1,108,413
                                                            -----------
                                                             15,172,300
                                                            -----------
SOAPS & TOILETRIES (2.8%)
Avon Products, Inc. ..............    41,800                  1,849,650
Clorox Co. .......................    17,000                  1,985,813
Colgate Palmolive Co. ............    48,300                  4,485,863
Gillette Co. .....................   187,700                  9,068,256
International Flavors &
  Fragrances, Inc. ...............    18,700                    826,306
Procter & Gamble Co. .............   224,100                 20,463,131
Unilever N.V. ....................   107,000                  8,874,312
                                                            -----------
                                                             47,553,331
                                                            -----------
TOBACCO (1.6%)
Fortune Brands, Inc. .............    28,300                    894,988
Loews Corp. ......................    18,500                  1,817,625
Philip Morris Cos., Inc. .........   400,700                 21,437,450
RJR Nabisco Holdings Corp. .......    51,500                  1,528,906
UST, Inc. ........................    30,400                  1,060,200
                                                            -----------
                                                             26,739,169
                                                            -----------
 TOTAL CONSUMER NONCYCLICALS (22.1%)                        373,774,992
                                                            -----------
CREDIT SENSITIVE
BANKS (7.8%)
Banc One Corp. ...................   194,937                  9,953,971
Bank of New York Co., Inc. .......   124,400                  5,007,100
BankAmerica Corp. ................   289,189                 17,387,489
BankBoston Corp. .................    47,800                  1,861,212
Bankers Trust New York Corp. .....    15,500                  1,324,281
Chase Manhattan Corp. ............   142,580                  9,704,351
Citigroup, Inc. ..................   380,207                 18,820,246
Comerica, Inc. ...................    25,700                  1,752,419
Fifth Third Bancorp ..............    44,550                  3,176,972
First Union Corp. ................   161,256                  9,806,380
Firstar Corp. ....................    31,900                  2,974,704
Golden West Financial Corp. ......     9,000                    825,188
Huntington Bancshares, Inc. ......    34,350                  1,032,647
KeyCorp. .........................    72,600                  2,323,200
Mellon Bank Corp. ................    43,400                  2,983,750
Mercantile Bancorp., Inc. ........    25,100                  1,157,738
Morgan (J.P.) & Co., Inc. ........    29,400                  3,088,837
National City Corp. ..............    54,900                  3,980,250
Northern Trust Corp. .............    18,100                  1,580,356
PNC Bank Corp. ...................    50,200                  2,717,075
Regions Financial Corp. ..........    35,300                  1,423,031
Republic New York Corp. ..........    17,800                    811,013
State Street Corp. ...............    26,200                  1,822,538
Summit Bancorp. ..................    28,700                  1,253,831
Suntrust Banks, Inc. .............    34,800                  2,662,200
U.S. Bancorp. ....................   123,678                  4,390,569
Union Planters Corp. .............    20,700                    937,969
Wachovia Corp. ...................    33,900                  2,964,131
Washington Mutual, Inc. ..........    97,842                  3,736,341
Wells Fargo Co. ..................   269,100                 10,747,181
                                                            -----------
                                                            132,206,970
                                                            -----------
FINANCIAL SERVICES (2.9%)
American Express Co. .............    75,900                  7,760,775
Associates First Capital Corp.
  (Class A) ......................   114,200                  4,839,225
Bear Stearns Co., Inc. ...........    20,999                    784,838

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
Capital One Financial Corp. .........     10,900               $ 1,253,500
Countrywide Credit Industries,
  Inc. ..............................     18,300                   918,431
Equifax, Inc. .......................     23,600                   806,825
Fleet Financial Group, Inc. .........     94,458                 4,221,092
Franklin Resources, Inc. ............     41,700                 1,334,400
Household International, Inc. .......     79,946                 3,167,860
Lehman Brothers Holdings, Inc. ......     19,200                   846,000
MBIA, Inc. ..........................     16,400                 1,075,225
MBNA Corp. ..........................    122,030                 3,043,123
Merrill Lynch & Co., Inc. ...........     57,400                 3,831,450
Morgan Stanley Dean Witter &
  Co. ...............................     97,405                 6,915,755
Schwab (Charles) Corp. ..............     65,025                 3,653,592
SLM Holding Corp. ...................     26,600                 1,276,800
Synovus Finacial Corp. ..............     43,450                 1,059,094
Transamerica Corp. ..................     10,300                 1,189,650
                                                               -----------
                                                                47,977,635
                                                               -----------
INSURANCE (3.3%)
Aetna, Inc. .........................     23,843                 1,874,656
Allstate Corp. ......................    137,676                 5,317,735
American General Corp. ..............     42,100                 3,283,800
American International Group,
  Inc. ..............................    174,487                16,859,806
Aon Corp. ...........................     27,850                 1,542,194
Chubb Corp. .........................     26,900                 1,745,137
CIGNA Corp. .........................     35,300                 2,729,131
Cincinnati Financial Corp. ..........     27,100                   992,538
Conseco, Inc. .......................     50,746                 1,550,925
Hartford Financial Services
  Group, Inc. .......................     38,500                 2,112,687
Jefferson-Pilot Corp. ...............     17,450                 1,308,750
Lincoln National Corp. Industries         16,100                 1,317,181
Marsh & McLennan Cos., Inc. .........     42,500                 2,483,594
MGIC Investment Corp. ...............     21,200                   844,025
Progressive Corp. ...................     11,800                 1,998,625
Provident Companies, Inc. ...........     24,000                   996,000
Providian Financial Corp. ...........     23,100                 1,732,500
Safeco Corp. ........................     23,300                 1,000,444
Saint Paul Cos., Inc. ...............     38,364                 1,333,149
SunAmerica, Inc. ....................     34,400                 2,790,700
Torchmark Corp. .....................     23,100                   815,719
UNUM Corp. ..........................     22,800                 1,330,950
                                                               -----------
                                                                55,960,246
                                                               -----------
MORTGAGE RELATED (1.2%)
Fannie Mae ..........................    172,400                12,757,600
Freddie Mac .........................    112,900                 7,274,994
                                                               -----------
                                                                20,032,594
                                                               -----------
UTILITY--ELECTRIC (2.2%)
AES Corp.* ..........................     28,600                 1,354,925
Ameren Corp. ........................     22,700                   969,006
American Electric Power, Inc. .......     31,800                 1,496,587
Baltimore Gas & Electric Co. ........     24,600                   759,525
Carolina Power & Light Co. ..........     24,700                 1,162,444
Central & South West Co. ............     35,300                   968,544
CINergy Corp. .......................     25,813                   887,322
Consolidated Edison Inc. ............     38,700                 2,046,262
Dominion Resources, Inc. ............     32,700                 1,528,725
DTE Energy Co. ......................     23,700                 1,016,137
Duke Energy Co. .....................     59,730                 3,826,453


                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
Edison International ................    58,800                $ 1,639,050
Entergy Corp. .......................    40,200                  1,251,225
FirstEnergy Corp. ...................    38,700                  1,260,169
FPL Group, Inc. .....................    30,000                  1,848,750
GPU, Inc. ...........................    20,900                    923,519
Houston Industries, Inc. ............    49,200                  1,580,550
New Century Energies, Inc. ..........    17,800                    867,750
Northern States Power Co. ...........    27,700                    768,675
Pacificorp. .........................    49,200                  1,036,275
Peco Energy Corp. ...................    37,100                  1,544,287
PG&E Corp. ..........................    63,500                  2,000,250
PP&L Resources, Inc. ................    28,500                    794,438
Public Service Enterprise Group .....    38,400                  1,536,000
Sempra Energy .......................    39,800                  1,009,925
Texas Utilities Co. .................    46,500                  2,170,969
Unicom Corporation ..................    35,900                  1,384,394
                                                               -----------
                                                                37,632,156
                                                               -----------
UTILITY--GAS (0.3%)
Columbia Gas System, Inc. ...........    13,800                    796,950
Consolidated Natural Gas Co. ........    15,900                    858,600
ENRON Corp. .........................    54,800                  3,127,025
Nicor, Inc. .........................    19,000                    802,750
                                                               -----------
                                                                 5,585,325
                                                               -----------
UTILITY--TELEPHONE (6.3%)
Alltel Corp. ........................    45,300                  2,709,506
Ameritech Corp. .....................   183,500                 11,629,313
AT&T Corp. ..........................   300,600                 22,620,150
Bell Atlantic Corp. .................   258,592                 13,705,376
BellSouth Corp. .....................   327,000                 16,309,125
Frontier Corp. ......................    28,300                    962,200
GTE Corp. ...........................   160,400                 10,426,000
SBC Communications, Inc. ............   325,400                 17,449,575
Sprint Corp. ........................    69,800                  5,871,925
US West, Inc. .......................    81,033                  5,236,758
                                                               -----------
                                                               106,919,928
                                                               -----------
 TOTAL CREDIT SENSITIVE (24.0%)......                          406,314,854
                                                               -----------
ENERGY
COAL & GAS PIPELINES (0.4%)
Burlington Resources, Inc. ..........    27,730                    993,081
Coastal Corp. .......................    34,700                  1,212,331
Sonat, Inc. .........................    29,000                    784,813
Tenneco, Inc. .......................    26,800                    912,875
Williams Cos., Inc. .................    70,700                  2,204,956
                                                               -----------
                                                                 6,108,056
                                                               -----------
OIL--DOMESTIC (0.8%)
Amerada Hess Corp. ..................    14,900                    741,275
Anadarko Petroleum Corp. ............    21,400                    660,725
Apache Corp. ........................    26,400                    668,250
Ashland, Inc. .......................    14,900                    720,787
Atlantic Richfield Co. ..............    52,600                  3,432,150
Occidental Petroleum Corp. ..........    58,800                    992,250
Phillips Petroleum Co. ..............    42,300                  1,803,037
Sunoco, Inc. ........................    25,100                    905,169
Union Pacific Resources Group,
  Inc. ..............................    84,508                    765,854
Unocal Corp. ........................    39,200                  1,144,150
USX-Marathon Group, Inc. ............    51,000                  1,536,375
                                                               -----------
                                                                13,370,022
                                                               -----------

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
OIL--INTERNATIONAL (4.2%)
Chevron Corp. .......................         109,200          $   9,056,775
Exxon Corp. .........................         406,500             29,725,312
Mobil Corp. .........................         130,500             11,369,813
Royal Dutch Petroleum Co.
  (ADR) .............................         357,900             17,134,462
Texaco, Inc. ........................          88,800              4,695,300
                                                               -------------
                                                                  71,981,662
                                                               -------------
OIL--SUPPLIES & CONSTRUCTION (0.4%)
Baker Hughes, Inc. ..................          51,100                903,831
Halliburton Co. .....................          72,700              2,153,738
Schlumberger Ltd. ...................          88,800              4,095,900
                                                               -------------
                                                                   7,153,469
                                                               -------------
RAILROADS (0.5%)
Burlington Northern Santa Fe ........          76,853              2,593,789
CSX Corp. ...........................          35,500              1,473,250
Norfolk Southern Corp. ..............          59,500              1,885,406
Union Pacific Corp. .................          40,200              1,811,513
                                                               -------------
                                                                   7,763,958
                                                               -------------
 TOTAL ENERGY (6.3%) ................                            106,377,167
                                                               -------------
TECHNOLOGY
ELECTRONICS (5.7%)
AMP, Inc. ...........................          36,382              1,894,138
Applied Materials, Inc.* ............          59,300              2,531,369
BB&T Corp. ..........................          46,500              1,874,531
BMC Software, Inc.* .................          33,600              1,497,300
Cisco Systems, Inc.* ................         259,125             24,050,039
EMC Corp.* ..........................          83,100              7,063,500
Harris Corp. ........................          20,700                758,137
Intel Corp. .........................         279,100             33,090,794
ITT Industries, Inc. ................          21,900                870,525
KLA-Tencor Corp.* ...................          20,900                906,537
LSI Logic Corp.* ....................          49,800                803,025
Micron Technology, Inc.* ............          35,100              1,774,744
Motorola, Inc. ......................          99,500              6,075,719
Parametric Technology Corp.* ........          47,600                773,500
Perkin-Elmer Corp. ..................           8,400                819,525
Seagate Technology, Inc.* ...........          39,600              1,197,900
Solectron Corp.* ....................          20,000              1,858,752
Texas Instruments, Inc. .............          64,300              5,501,669
3Com Corp.* .........................          58,400              2,617,050
                                                               -------------
                                                                  95,958,754
                                                               -------------
OFFICE EQUIPMENT (5.2%)
Apple Computer, Inc.* ...............          22,900                937,469
Ceridian Corp.* .....................          13,200                921,525
Compaq Computer Corp. ...............         278,698             11,687,897
Compuware Corp.* ....................          28,700              2,242,188
Dell Computer Corp.* ................         211,100             15,449,881
Hewlett-Packard Co. .................         172,900             11,811,231
International Business Machines
  Corp. .............................         155,600             28,747,100
PeopleSoft, Inc.* ...................          37,500                710,156
Pitney Bowes, Inc. ..................          45,400              2,999,237
Sun Microsystems, Inc.* .............          63,200              5,411,500
Unisys Corp.* .......................          39,400              1,356,838
Xerox Corp. .........................          54,800              6,466,400
                                                               -------------
                                                                  88,741,422
                                                               -------------


                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
OFFICE EQUIPMENT SERVICES (5.2%)
Adobe Systems, Inc. .................          19,000          $     888,250
Automatic Data Processing, Inc. .....          49,900              4,001,356
Computer Associates
  International, Inc. ...............          93,125              3,969,453
Computer Sciences Corp. .............          25,800              1,662,487
Electronic Data Sysytems Corp. ......          79,700              4,004,925
First Data Corp. ....................          72,900              2,310,019
Gateway 2000, Inc.* .................          25,800              1,320,638
HBO & Co. ...........................          77,500              2,223,281
Microsoft Corp.* ....................         408,800             56,695,450
Novell, Inc.* .......................          60,700              1,100,188
Oracle Corp.* .......................         160,987              6,942,564
Paychex, Inc. .......................          26,600              1,368,238
Silicon Graphics, Inc.* .............          63,400                816,275
                                                               -------------
                                                                  87,303,124
                                                               -------------
TELECOMMUNICATIONS (4.6%)
AirTouch Communications, Inc.*                 95,600              6,895,150
America Online, Inc. ................          78,000             12,481,170
Ascend Communications, Inc.* ........          35,100              2,307,825
Lucent Technologies, Inc. ...........         218,688             24,055,680
MCI WorldCom, Inc.* .................         293,301             21,044,354
Nextel Communications, Inc.
  (Class A)* ........................          46,300              1,093,838
Northern Telecommunications
  Ltd. ..............................         108,420              5,434,552
Sprint Corp. (PCS Group)* ...........          74,500              1,722,813
Tellabs, Inc.* ......................          31,400              2,152,862
                                                               -------------
                                                                  77,188,244
                                                               -------------
 TOTAL TECHNOLOGY (20.7%) ...........                            349,191,544
                                                               -------------
DIVERSIFIED
MISCELLANEOUS (1.1%)
Corning, Inc. .......................          38,500              1,732,500
Honeywell, Inc. .....................          20,900              1,574,031
Minnesota Mining &
  Manufacturing Co. .................          67,500              4,800,938
Textron, Inc. .......................          26,700              2,027,531
Tyco International Ltd. .............         106,786              8,055,669
                                                               -------------
  TOTAL DIVERSIFIED (1.1%) ..........                             18,190,669
                                                               -------------
TOTAL COMMON STOCKS (97.8%)
  (Cost $1,139,516,074) .............                          1,652,615,559
                                                               -------------
                                             PRINCIPAL
                                               AMOUNT
                                              -------
SHORT-TERM DEBT
  SECURITIES:
U.S. GOVERNMENT & AGENCIES
Federal Home Loan Bank
  4.77%, due 01/20/99 ...............    $10,000,000               9,973,083
Federal Home Loan Mortgage
  Corp.
  4.7%, due 01/04/99** ..............        200,000                 199,922
Student Loan Marketing
  Association
  4.28%, due 01/04/99** .............     14,700,000              14,694,757

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998


                                    PRINCIPAL         VALUE
                                      AMOUNT        (NOTE 1)
                                  ------------- ----------------
U.S. Treasury Bill
  3.62%, due 01/07/99** ......... $1,850,000     $    1,848,884
                                                 --------------
  TOTAL U.S. GOVERNMENT &
     AGENCIES (1.6%) ............                    26,716,646
                                                 --------------
TOTAL SHORT-TERM DEBT SECURITIES (1.6%)
  (Amortized Cost $26,716,646) ..                    26,716,646
                                                 --------------
TOTAL INVESTMENTS (99.4%)
  (Cost/Amortized Cost
     $1,166,232,720) ............                 1,679,332,205
OTHER ASSETS
  LESS LIABILITIES (0.6%) .......                    11,023,191
                                                 --------------
NET ASSETS (100.0%) .............                $1,690,355,396
                                                 ==============

----------
Financial Futures Contracts outstanding at December 31, 1998:



                                 EXPIRATION        NUMBER          ORIGINAL         VALUE AT        UNREALIZED
DESCRIPTION                         DATE        OF CONTRACTS         VALUE          12/31/98       APPRECIATION
-----------------------------   ------------   --------------   --------------   --------------   -------------
Long S&P 500 Index* .........   3/99           85                $25,961,551      $26,466,875        $505,324

----------
*     Non-income producing.

**    Security segregated as collateral on financial futures contracts.
      Glossary:
      ADR--American Depository Receipt




                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                                  NUMBER                 VALUE
                                                OF SHARES              (NOTE 1)
                                           -------------------   --------------------
COMMON STOCKS:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (8.1%)
CBS Corp. (a) ..........................    7,210,000            $  236,127,500
Chris Craft Industries, Inc.
  (Class B)*+ ..........................    1,262,939                60,857,849
Comcast Corp. (Class A) SPL ............    1,011,800                59,380,012
Liberty Media Group (Class A)*              4,251,444               195,832,139
MediaOne Group, Inc.* ..................      565,000                26,555,000
News Corp. Ltd. (ADR) ..................    2,930,200                77,467,162
Reuters Group PLC (ADR) ................    1,111,880                70,465,395
Tele-Communications, Inc.
  (Class A)* ...........................    1,148,710                63,538,022
Time Warner, Inc.  .....................      357,800                22,205,962
Viacom, Inc. (Class B) (a)* ............    3,180,800               235,379,200
                                                                 --------------
 TOTAL BUSINESS SERVICES (8.1%).                                  1,047,808,241
                                                                 --------------
CAPITAL GOODS
AEROSPACE (1.4%)
Loral Space &
  Communications (a)* ..................   10,121,000               180,280,312
                                                                 --------------
ELECTRICAL EQUIPMENT (0.6%)
Koninklijke Philips Electronics
  N.V. (a) .............................    1,173,000                79,397,437
                                                                 --------------
 TOTAL CAPITAL GOODS (2.0%) ............                            259,677,749
                                                                 --------------
CONSUMER CYCLICALS
AIRLINES (1.0%)
AMR Corp.* .............................      270,000                16,031,250
Delta Air Lines, Inc.  .................    1,924,600               100,079,200
Northwest Airlines Corp.
  (Class A)* ...........................      445,800                11,395,762
                                                                 --------------
                                                                    127,506,212
                                                                 --------------
AUTO RELATED (0.5%)
Republic Industries, Inc. (a)* .........    4,649,500                68,580,125
                                                                 --------------
FOOD SERVICES, LODGING (0.2%)
Starwood Hotels & Resorts ..............    1,094,151                24,823,551
                                                                 --------------
LEISURE RELATED (3.0%)
Carnival Corp. (Class A) ...............    1,432,200                68,745,600
Cendant Corp. (a)* .....................   16,373,600               312,121,750
Royal Caribbean Cruises Ltd. ...........       58,000                 2,146,000
                                                                 --------------
                                                                    383,013,350
                                                                 --------------
RETAIL--GENERAL (4.7%)
Home Depot, Inc. (a) ...................    4,444,000               271,917,250
Limited, Inc.  .........................    2,824,475                82,262,834
Lowe's Cos., Inc. ......................      622,800                31,879,575
Office Depot, Inc.* ....................    1,100,000                40,631,250
Tandy Corp. (a) ........................    3,110,800               128,126,075
Wal-Mart Stores, Inc.  .................      718,000                58,472,125
                                                                 --------------
                                                                    613,289,109
                                                                 --------------
 TOTAL CONSUMER CYCLICALS (9.4%)                                  1,217,212,347
                                                                 --------------
CONSUMER NONCYCLICALS
DRUGS (5.0%)
Astra AB (A Shares) ....................    2,811,666                57,478,396
Bristol-Myers Squibb Co. (a) ...........    2,032,000               271,907,000
Merck & Co., Inc. (a) ..................    1,503,200               222,003,850
Schering Plough Corp.  .................    1,696,000                93,704,000
                                                                 --------------
                                                                    645,093,246
                                                                 --------------


                                                  NUMBER                 VALUE
                                                OF SHARES              (NOTE 1)
                                           -------------------   --------------------
HOSPITAL SUPPLIES & SERVICES (1.3%)
Abbott Laboratories ....................    1,568,600            $   76,861,400
Columbia/HCA Healthcare Corp.               2,000,000                49,500,000
Medtronic, Inc. (a) ....................      557,800                41,416,650
                                                                 --------------
                                                                    167,778,050
                                                                 --------------
TOBACCO (2.8%)
Loews Corp.  ...........................    2,003,500               196,843,875
Philip Morris Cos., Inc.  ..............    3,158,200               168,963,700
                                                                 --------------
                                                                    365,807,575
                                                                 --------------
 TOTAL CONSUMER NONCYCLICALS (9.1%)
                                                                  1,178,678,871
                                                                 --------------
CREDIT SENSITIVE
BANKS (8.6%)
BankAmerica Corp. ......................    3,645,700               219,197,712
Bank of Tokyo-Mitsubishi Ltd. ..........    4,825,000                50,662,500
Chase Manhattan Corp. ..................    4,354,836               296,401,025
Citigroup, Inc. (a) ....................    8,343,798               413,017,976
First Union Corp. ......................    2,205,000               134,091,562
                                                                 --------------
                                                                  1,113,370,775
                                                                 --------------
FINANCIAL SERVICES (5.6%)
American Express Co.  ..................      722,400                73,865,400
Associates First Capital Corp.
  (Class A) ............................    3,030,000               128,396,250
Fleet Financial Group, Inc.  ...........      384,200                17,168,937
Household International, Inc.  .........    1,008,400                39,957,850
MBNA Corp. .............................   12,551,287               312,997,720
Morgan Stanley Dean
  Witter & Co.  ........................    1,103,166                78,324,786
Newcourt Credit Group, Inc.  ...........      169,200                 5,911,425
PMI Group, Inc.  .......................    1,217,200                60,099,250
                                                                 --------------
                                                                    716,721,618
                                                                 --------------
INSURANCE (5.4%)
Allstate Corp.  ........................      643,294                24,847,231
American International Group,
  Inc.  ................................    5,117,712               494,498,922
Hartford Financial Services
  Group, Inc.  .........................    1,092,200                59,934,475
Progressive Corp. (a) ..................      549,900                93,139,312
Providian Financial Corp.  .............      225,000                16,875,000
UNUM Corp.  ............................      174,000                10,157,250
                                                                 --------------
                                                                    699,452,190
                                                                 --------------
REAL ESTATE (1.1%)
CBL & Associates Properties,
  Inc. .................................      912,200                23,546,163
Macerich Co.  ..........................      717,500                18,385,938
Simon Property Group, Inc.  ............    1,443,000                41,125,500
Spieker Properties, Inc.  ..............    1,373,400                47,553,975
Summit Properties, Inc.  ...............      464,100                 8,005,725
                                                                 --------------
                                                                    138,617,301
                                                                 --------------
UTILITY--TELEPHONE (1.9%)
AT&T Corp.  ............................    1,652,156               124,324,739
BellSouth Corp.  .......................       21,648                 1,079,694
Telecomunicacoes Brasileiras
  S.A.-Telebras (ADR) (a) ..............    1,600,000               116,300,000
                                                                 --------------
                                                                    241,704,433
                                                                 --------------
 TOTAL CREDIT SENSITIVE (22.6%)                                   2,909,866,317
                                                                 --------------

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                                                  NUMBER                 VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   --------------------
ENERGY
OIL--DOMESTIC (1.6%)
Atlantic Richfield Co.  ................................................     2,975,200           $  194,131,800
Union Pacific Resources Group,
  Inc.  ................................................................       640,154                5,801,396
                                                                                                 --------------
                                                                                                    199,933,196
                                                                                                 --------------
OIL--SUPPLIES & CONSTRUCTION (1.4%)
Baker Hughes, Inc.  ....................................................     1,365,260               24,148,036
BJ Services Co. (a)* ...................................................     1,651,200               25,800,000
Halliburton Co. (a) ....................................................     2,800,000               82,950,000
Nabors Industries, Inc.* ...............................................       740,300               10,040,319
Transocean Offshore, Inc.  .............................................     1,365,800               36,620,513
                                                                                                 --------------
                                                                                                    179,558,868
                                                                                                 --------------
RAILROADS (0.2%)
Canadian Pacific Ltd.  .................................................     1,352,800               25,534,100
                                                                                                 --------------
 TOTAL ENERGY (3.2%) ...................................................                            405,026,164
                                                                                                 --------------
TECHNOLOGY
ELECTRONICS (16.2%)
Cisco Systems, Inc. (a)* ...............................................     5,779,750              536,433,047
EMC Corp. (a)* .........................................................       130,000               11,050,000
Ingram Micro, Inc. (Class A)*+ .........................................     2,400,000               83,700,000
Intel Corp. (a) ........................................................     1,550,000              183,771,875
National Semiconductor
  Corp. (a)* ...........................................................       460,000                6,210,000
Network Associates, Inc. (a)* ..........................................     5,169,400              342,472,750
SCI Systems, Inc. (a)*+ ................................................     3,576,000              206,514,000
Solectron Corp. (a)* ...................................................     1,650,000              153,346,875
Sterling Commerce, Inc.* ...............................................     2,878,582              129,536,190
Texas Instruments, Inc. (a) ............................................     3,840,000              328,560,000
3Com Corp. (a)* ........................................................     2,255,700              101,083,556
                                                                                                 --------------
                                                                                                  2,082,678,293
                                                                                                 --------------
OFFICE EQUIPMENT (7.8%)
Ceridian Corp.*+ .......................................................     3,815,000              266,334,688
Compaq Computer Corp. (a) ..............................................     2,775,000              116,376,563
International Business Machines
  Corp.  ...............................................................     3,200,000              591,200,000
Sterling Software, Inc.* ...............................................     1,172,400               31,728,075
                                                                                                 --------------
                                                                                                  1,005,639,326
                                                                                                 --------------
OFFICE EQUIPMENT SERVICES (1.6%)
First Data Corp. (a) ...................................................     2,415,000               76,525,313
HBO & Co.  .............................................................     1,025,000               29,404,688
Microsoft Corp. (a)* ...................................................       750,000              104,015,625
                                                                                                 --------------
                                                                                                    209,945,626
                                                                                                 --------------
TELECOMMUNICATIONS (18.5%)
ADC Telecommunications, Inc.*                                                1,415,000               49,171,250
AirTouch Communications,
  Inc. (a)* ............................................................     1,744,600              125,829,275
Alcatel S.A. (a) .......................................................     1,288,597               31,490,077
Global TeleSystems Group, Inc.*                                                153,300                8,546,475
Lucent Technologies, Inc. (a) ..........................................       750,000               82,500,000
Mannesmann AG ..........................................................     2,423,245              280,276,312
Mannesmann AG (ADR) ....................................................     1,437,000              164,895,750
MCI WorldCom, Inc. (a)* ................................................    15,866,815            1,138,443,976
Nextel Communications, Inc.
  (Class A) (a)* .......................................................     4,745,400              112,110,075
Nokia Oyj (A Shares) ...................................................       259,600               31,265,575


                                                                                  NUMBER                 VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   --------------------
Tele-Communications TCI
  Ventures Group (Class A) (a)* ........................................    15,137,552           $  356,678,569
                                                                                                 --------------
                                                                                                  2,381,207,334
                                                                                                 --------------
 TOTAL TECHNOLOGY (44.1%) ..............................................                          5,679,470,579
                                                                                                 --------------
DIVERSIFIED (1.5%)
MISCELLANEOUS
Tyco International Ltd.  ...............................................     2,623,336              197,897,910
                                                                                                 --------------
TOTAL COMMON STOCKS (100.0%)
 (Cost $8,464,832,387) .................................................                         12,895,638,178
                                                                                                 --------------
PREFERRED STOCKS:
CONSUMER CYCLICALS (0.1%)
AUTO RELATED
Republic Industries, Inc.
  6.5% Exch. Conv.  ....................................................       470,400                7,173,600
                                                                                                 --------------
TOTAL PREFERRED STOCKS (0.1%)
 (Cost $11,561,746) ....................................................                              7,173,600
                                                                                                 --------------
                                                                                PRINCIPAL
                                                                                 AMOUNT
                                                                               ----------
LONG-TERM DEBT SECURITIES:
TECHNOLOGY (0.1%)
TELECOMMUNICATIONS
Global TeleSystems Group, Inc.
  5.75%, 07/01/10 ......................................................   $14,445,000               16,322,850
                                                                                                 --------------
TOTAL LONG-TERM DEBT SECURITIES (0.1%)
 (Cost $10,714,786) ....................................................                             16,322,850
                                                                                                 --------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER
Eastman Kodak Co.
  5.1%, due 02/03/99 ...................................................    25,000,000               24,883,583
Equilon Enterprises
  5.24%, due 02/18/99 ..................................................     3,000,000                2,979,200
General Motors Acceptance
  Corp.
  5.17%, due 01/27/99 ..................................................     8,000,000                7,970,244
Koch Industries
  5.05%, due 01/04/99 ..................................................    10,000,000                9,995,792
PepsiCo, Inc.
  5.24%, due 01/26/99 ..................................................     4,000,000                3,985,500
Pfizer Inc.
  5.25%, due 02/12/99 ..................................................    12,250,000               12,175,398
Procter & Gamble
  5.22%, due 01/27/99 ..................................................     4,000,000                3,984,978
Wood Street Funding
  5.2%, due 01/04/99 ...................................................     5,400,000                5,397,660
                                                                                                 --------------
 TOTAL COMMERCIAL PAPER (0.6%)
                                                                                                     71,372,355
                                                                                                 --------------
TIME DEPOSITS
Canadian Imperial Bank
  5.25%, due 01/04/99 ..................................................    58,800,000               58,800,000
Chase Manhattan Corp.
  4.5%, due 01/04/99 ...................................................    92,700,000               92,700,000
First National Bank of Chicago
  4.875%, due 01/04/99 .................................................   135,900,000              135,900,000
                                                                                                 --------------
 TOTAL TIME DEPOSITS (2.2%) ............................................                            287,400,000
                                                                                                 --------------
U.S. GOVERNMENT AGENCY (0.1%)
Student Loan Marketing
  Association
  4.28%, due 01/04/99 ..................................................    18,900,000               18,893,259
                                                                                                 --------------

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                                                NUMBER OF              VALUE
                                                                              CONTRACTS (B)          (NOTE 1)
                                                                             ---------------   --------------------
TOTAL SHORT-TERM DEBT SECURITIES (2.9%)
 (Amortized Cost $377,665,614)                                                                 $   377,665,614
                                                                                               ---------------
TOTAL INVESTMENTS (103.1%)
  (Cost/Amortized Cost $8,864,774,533)                                                          13,296,800,242
                                                                                               ---------------
CALL OPTIONS WRITTEN* (c):
AirTouch Communications, Inc.:
  January @ $56.625 ......................................................   2,000                  (3,170,000)
  February @ $57.125 .....................................................   1,000                  (1,664,000)
  February @ $57.75 ......................................................   1,000                  (1,470,000)
  February @ $59.625 .....................................................   2,500                  (3,256,600)
  February @ $60.50 ......................................................   3,000                  (3,678,000)
  March @ $69.00..........................................................   1,500                    (942,000)
Alcatel S.A.:
  January @ $21.00 .......................................................   2,500                    (880,000)
  January @ $22.375 ......................................................   2,500                    (585,000)
  February @ $26.00 ......................................................   3,500                    (415,500)
  February @ $26.125 .....................................................   2,000                    (244,000)
  March @ $24.125.........................................................   2,000                    (478,000)
BJ Services Co.
  February @ $15.75.......................................................   3,000                    (435,000)
Bristol-Myers Squibb Co.
  March @ $131.75.........................................................   1,500                  (1,222,500)
CBS Corp.:
  January @ $28.125 ......................................................   2,500                  (1,195,000)
  January @ $28.50 .......................................................   4,000                  (1,778,500)
  January @ $29.25 .......................................................   2,000                    (800,000)
  January @ $29.50 .......................................................   3,500                  (1,306,000)
  February @ $28.5 .......................................................   3,000                  (1,551,000)
  February @ $29.875 .....................................................   3,000                  (1,014,000)
  February @ $31.50 ......................................................   2,500                    (617,500)
  March @ $31.625.........................................................   1,500                    (492,000)
Cendant Corp.:
  January @ $13.50 .......................................................   3,000                  (1,692,000)
  January @ $13.625 ......................................................   3,000                  (1,644,000)
  January @ $13.875 ......................................................   6,500                  (3,398,891)
  January @ $14.00 .......................................................   3,000                  (1,542,000)
  February @ $13.0625 ....................................................   3,000                  (1,824,000)
  February @ $15.125 .....................................................   3,000                  (1,326,000)
  February @ $19.25 ......................................................   3,000                    (558,000)
  February @ $19.50 ......................................................   6,000                    (926,118)
  February @ $19.875......................................................   2,500                    (330,000)
Cisco Systems, Inc.:
  January @ $64.25 .......................................................   6,000                 (17,166,000)
  January @ $64.5625 .....................................................   3,750                 (10,612,500)
  January @ $65.375 ......................................................   2,500                  (6,875,000)
  January @ $65.9375 .....................................................   1,500                  (4,083,345)
  January @ $67.00 .......................................................   2,000                  (5,212,000)
  January @ $67.1250 .....................................................   2,000                  (5,168,622)
  January @ $67.3125 .....................................................   2,000                  (5,172,000)
  January @ $67.6875 .....................................................   3,500                  (8,834,000)
  January @ $74.25 .......................................................   3,000                  (5,703,000)
  January @ $75.625 ......................................................   1,500                  (2,668,500)
  February @ $65.375 .....................................................   3,000                  (8,361,000)
  February @ $66.125 .....................................................   2,000                  (5,458,000)
  February @ $66.5625 ....................................................   2,000                  (5,390,000)
  February @ $72.125 .....................................................   1,500                  (3,297,000)
  February @ $73.25 ......................................................   1,500                  (3,198,000)
  February @ $75.375 .....................................................   1,500                  (2,777,790)
  February @ $76.25 ......................................................   1,000                  (1,780,000)
  February @ $77.00 ......................................................   1,500                  (2,526,000)


                                                                                NUMBER OF              VALUE
                                                                              CONTRACTS (B)          (NOTE 1)
                                                                             ---------------   --------------------
  February @ $78.00 ......................................................   1,000             $    (1,680,000)
  February @ $78.375 .....................................................   2,000                  (3,296,000)
  February @ $81.375 .....................................................   1,500                  (2,154,000)
  March @ $94.25 .........................................................   4,000                  (3,082,860)
  March @ $95.250.........................................................   1,500                  (1,129,500)
Citigroup, Inc.:
  January @ $42.875 ......................................................   2,000                  (1,424,000)
  January @ $43.6250 .....................................................   3,000                  (1,815,000)
  January @ $43.875 ......................................................   2,500                  (1,600,000)
  January @ $45.00 .......................................................   3,000                  (1,416,000)
  January @ $45.375 ......................................................   4,000                  (1,984,000)
  January @ $46.00........................................................   3,000                  (1,251,000)
Compaq Computer Corp.
  February @ $40.125......................................................   2,250                  (1,003,500)
EMC Corp.
  February @ $75.5625.....................................................   1,000                  (1,177,000)
First Data Corp.
  January @ $27.50........................................................   2,000                  (1,023,280)
Halliburton Co.:
  January @ $31.375 ......................................................   3,000                    (345,000)
  January @ $32.50 .......................................................   3,000                    (207,000)
  January @ $37.625 ......................................................   2,500                     (15,000)
  January @ $37.875 ......................................................   2,500                     (25,000)
  February @ $30.875 .....................................................   5,000                    (937,688)
  February @ $31.6250 ....................................................   1,500                    (127,500)
  February @ $31.750 .....................................................   3,000                    (407,580)
  February @ $32.00 ......................................................   3,000                    (483,210)
  February @ $32.1875 ....................................................   3,000                    (414,000)
  March @ $32.250.........................................................   1,500                    (270,150)
Home Depot, Inc.:
  March @ $59.625 ........................................................   2,000                    (890,000)
  March @ $60.875.........................................................   1,500                    (615,000)
Ingram Micro, Inc. (Class A):
  January @ $43.50 .......................................................   3,000                     (27,000)
  January @ $45.8125 .....................................................   3,000                        (738)
  January @ $46.125 ......................................................   1,500                      (9,000)
  January @ $46.500 ......................................................   3,000                           0
  February @ $40.375 .....................................................   2,500                    (222,500)
  February @ $42.125 .....................................................   2,500                     (83,005)
  February @ $42.50 ......................................................   3,000                    (171,000)
  February @ $43.25 ......................................................   2,500                     (46,570)
  February @ $46.25.......................................................   3,000                    (126,000)
Intel Corp.:
  January @ $95.25 .......................................................   2,500                  (5,885,000)
  January @ $96.875 ......................................................   1,000                  (2,195,860)
  January @ $103.00 ......................................................   1,500                  (2,442,000)
  January @ $105.875 .....................................................   1,000                  (1,419,000)
  January @ $110.50 ......................................................   1,000                  (1,100,000)
  February @ $114.875 ....................................................   1,500                  (1,263,945)
  March @ $123.75.........................................................   1,500                    (952,500)
Koninklijke Philips Electronics N.V.:
  February @ $60.25 ......................................................   1,500                  (1,413,000)
  March @ $66.75..........................................................   2,000                  (1,186,000)
Loral Space & Communications:
  February @ $17.5625 ....................................................   1,500                    (270,000)
  February @ $17.75 ......................................................   3,000                    (597,000)
  February @ $18.00 ......................................................   3,000                    (534,000)
  February @ $18.125 .....................................................   3,000                    (506,190)
  February @ $19.625......................................................   3,500                    (311,500)
Lucent Technologies, Inc.:
  January @ $89.6875 .....................................................   3,000                  (6,216,000)
  February @ $87.625......................................................   1,500                  (3,433,500)

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                     NUMBER OF              VALUE
                                   CONTRACTS (B)          (NOTE 1)
                                  ---------------   --------------------
  February @ $90.00 ...........   3,000             $    (6,222,000)
MCI WorldCom, Inc.:
  January @ $53.78 ............   3,500                  (6,374,200)
  January @ $55.00 ............   2,500                  (4,265,000)
  January @ $55.8125 ..........   3,000                  (4,863,000)
  January @ $55.875 ...........   3,000                  (4,794,000)
  January @ $56.00 ............   3,500                  (5,582,500)
  January @ $58.50 ............   3,000                  (4,065,000)
  January @ $58.875 ...........   2,500                  (3,283,325)
  January @ $60.125 ...........   3,000                  (3,629,700)
  February @ $54.28 ...........   2,000                  (3,572,000)
  February @ $55.00 ...........   6,000                 (10,281,000)
  February @ $56.25 ...........   3,000                  (4,832,880)
  February @ $58.125 ..........   3,500                  (5,001,500)
  February @ $60.00 ...........   2,500                  (3,157,500)
  February @ $60.87 ...........   2,000                  (2,316,000)
  February @ $61.375 ..........   2,500                  (2,940,000)
  February @ $62.35 ...........   2,000                  (2,016,000)
  February @ $63.00 ...........   2,500                  (2,500,000)
  February @ $69.9375 .........   4,000                  (2,192,000)
  February @ $70.0625 .........   4,000                  (2,200,000)
  March @ $69.25 ..............   4,000                  (2,201,160)
  March @ $70.75 ..............   2,000                  (1,024,000)
  March @ $74.10...............   2,500                    (805,000)
Medtronic, Inc.
  January @ $62.375 ...........   2,000                  (2,384,000)
Merck & Co., Inc.
  February @ $155.375..........   2,500                    (725,000)
Microsoft Corp.:
  January @ $109.375 ..........   4,000                 (11,793,440)
  January @ $111.00 ...........   1,500                  (4,225,500)
  January @ $112.625...........   2,000                  (5,286,000)
National Semiconductor Corp.:
  January @ $14.5625 ..........   2,000                    (136,000)
  February @ $13.75............   2,500                    (262,500)
Network Associates, Inc.:
  January @ $45.5625 ..........   2,500                  (5,205,000)
  February @ $63.1022 .........   1,950                  (1,472,250)
  February @ $63.4375..........     550                    (402,050)
Nextel Communications, Inc.
  (Class A):
  February @ $20.75 ...........   3,000                  (1,198,440)
  February @ $21.375 ..........   1,500                    (517,500)
  March @ $20.50 ..............   2,500                  (1,055,000)
  March @ $20.5516.............   3,000                  (1,221,000)
Progressive Corp.
  January @ $143.284 ..........   1,000                  (2,618,000)
Republic Industries, Inc.:
  January @ $17.50 ............   5,500                     (78,048)
  January @ $17.6875 ..........   2,000                        (510)
  January @ $17.75.............   3,000                     (27,000)
SCI Systems, Inc.:
  January @ $40.125 ...........   1,500                  (2,649,000)
  January @ $40.75 ............   3,000                  (5,175,000)
  January @ $41.50 ............   3,000                  (4,971,000)
  January @ $41.6215 ..........   2,000                  (3,240,000)
  January @ $44.69 ............   1,950                  (2,578,655)
  January @ $45.2309...........   1,050                  (1,334,559)
Solectron Corp.:
  January @ $65.375 ...........   1,000                  (2,768,000)
  February @ $68.00 ...........   1,000                  (2,543,000)
  February @ $73.7561 .........   2,000                  (4,036,800)


                                     NUMBER OF              VALUE
                                   CONTRACTS (B)          (NOTE 1)
                                  ---------------   --------------------
  February @ $74.250 ..........   1,000             $    (1,990,000)
  February @ $80.875 ..........   2,000                  (3,048,000)
  March @ $88.250 .............   1,500                  (1,489,500)
  March @ $89.50...............   1,000                  (1,009,000)
Tandy Corp.:
  February @ $40.00 ...........   3,000                    (978,000)
  February @ $40.50 ...........   2,000                    (622,000)
  February @ $41.00 ...........   2,000                    (487,620)
  February @ $41.9981..........   4,000                  (1,096,000)
Tele-Communications TCI
  Ventures Group (Class A):
  January @ $19.25 ............   2,000                    (916,000)
  January @ $19.6875 ..........   2,500                  (1,035,000)
  January @ $18.6875 ..........   3,000                  (1,542,000)
  February @ $20.4271 .........     360                    (132,120)
  February @ $20.6198 .........   1,200                    (422,400)
Telecomunicacoes Brasileiras
  S.A.-Telebras (ADR):
  January @ $74.5 .............   3,000                    (228,000)
  January @ $81.75 ............   3,000                     (94,818)
  January @ $81.875 ...........   2,000                    (450,000)
  January @ $84.00 ............   1,500                    (236,516)
  January @ $86.00 ............   2,000                    (167,116)
  February @ $83.75 ...........   2,000                    (414,000)
  February @ $85.5625 .........   1,500                    (303,000)
  February @ $93.00............   1,000                    (144,000)
Texas Instruments, Inc.:
  January @ $62.625 ...........   2,000                  (4,622,000)
  January @ $63.25 ............   2,000                  (4,524,000)
  January @ $63.625 ...........   3,500                  (7,763,000)
  January @ $64.00 ............   2,000                  (4,216,000)
  January @ $68.5 .............   2,000                  (3,490,000)
  January @ $75.00 ............   1,000                  (1,115,381)
  January @ $78.0625 ..........   2,000                  (1,906,000)
  January @ $78.125 ...........   1,000                    (928,000)
  February @ $67.5625 .........   1,500                  (2,799,000)
  February @ $68.25 ...........   2,000                  (3,580,000)
  February @ $69.125 ..........   1,500                  (2,632,530)
  February @ $72.750 ..........   2,000                  (2,823,996)
  February @ $76.125 ..........   2,500                  (2,939,448)
  February @ $77.00 ...........   2,000                  (2,438,680)
  February @ $77.375 ..........   2,000                  (2,084,000)
  February @ $78.5 ............   3,500                  (3,524,820)
  February @ $84.75 ...........   2,000                  (1,322,548)
  February @ $88.75............   1,000                    (541,000)
Viacom, Inc. (Class B):
  January @ $59.74 ............   1,050                  (1,510,950)
  January @ $59.75 ............     850                  (1,223,150)
  January @ $60.50 ............   1,500                  (2,064,000)
  January @ $60.75 ............   2,000                  (2,678,000)
  January @ $61.00 ............   2,000                  (2,640,000)
  January @ $61.53 ............   2,500                  (3,205,000)
  January @ $62.875 ...........   2,000                  (2,252,000)
  February @ $64.625 ..........   2,000                  (2,012,000)
  February @ $64.75 ...........   2,000                  (2,042,000)
  February @ $65.163 ..........   1,500                  (1,461,000)
  February @ $65.50 ...........   2,000                  (1,892,000)
  February @ $67.125 ..........   2,000                  (1,550,000)
  February @ $67.50 ...........   2,000                  (1,588,280)
  March @ $72.125..............   1,500                    (790,500)

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998


                                       NUMBER OF            VALUE
                                     CONTRACTS (B)        (NOTE 1)
                                    --------------- --------------------
3Com Corp.:
  January @ $33.75 ................ 2,500           $    (2,850,000)
  January @ $34.8125 .............. 2,500                (2,512,790)
  January @ $34.875 ............... 2,000                (2,052,000)
  January @ $35.00 ................ 2,500                (2,487,842)
  January @ $35.125 ............... 2,500                (2,472,500)
  February @ $39.50 ............... 1,000                  (668,000)
  February @ $40.9375 ............. 2,500                (1,382,500)
  March @ $47.625 ................. 1,500                  (480,000)
                                                    ---------------
TOTAL CALL OPTIONS WRITTEN (-3.7%)
  (Premiums Received $195,807,516)                     (471,793,964)
                                                    ---------------
OTHER ASSETS
  LESS LIABILITIES (0.6%) .........                      71,114,540
                                                    ---------------
NET ASSETS (100.0%) ...............                 $12,896,120,818
                                                    ===============


----------
*     Non-income producing.
+ Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).
(a) Fully or partially pledged as collateral on outstanding written call options.
(b)   One contract relates to 100 shares.
(c) Covered call option contracts written in connection with securities held.
      Glossary:
      ADR--American Depository Receipt




                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
COMMON STOCKS AND
  OTHER INVESTMENTS:
BASIC MATERIALS (1.0%)
CHEMICALS
Akzo Nobel N.V. ........................................................       310,000            $14,114,170
                                                                                                  -----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.7%)
Waste Management, Inc. .................................................       223,050             10,399,706
                                                                                                  -----------
PRINTING, PUBLISHING &
  BROADCASTING (3.1%)
CBS Corp. ..............................................................       240,000              7,860,000
Liberty Media Group (Class A)* .........................................       306,312             14,109,496
Reuters Group PLC ......................................................       400,000              4,199,527
Reuters Group PLC (ADR) ................................................        78,620              4,982,543
Scripps Co. (E.W.) (Class A) ...........................................       100,000              4,975,000
TVI Televisao Independente SA*                                                   1,175                      0
United News & Media PLC ................................................       800,000              7,014,742
                                                                                                  -----------
                                                                                                   43,141,308
                                                                                                  -----------
TRUCKING, SHIPPING (0.1%) ..............................................
Fukuyama Transporting Co., Ltd.                                                159,000                690,386
                                                                                                  -----------
 TOTAL BUSINESS SERVICES (3.9%)                                                                    54,231,400
                                                                                                  -----------
CAPITAL GOODS
BUILDING & CONSTRUCTION (1.1%)
ABB AG .................................................................         7,000              8,217,281
Daito Trust Construction
  Co. Ltd. .............................................................       846,600              7,344,452
                                                                                                  -----------
                                                                                                   15,561,733
                                                                                                  -----------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.7%)
Lafarge SA .............................................................       100,000              9,499,955
                                                                                                  -----------
ELECTRICAL EQUIPMENT (0.6%)
Schneider SA ...........................................................       146,000              8,854,817
                                                                                                  -----------
MACHINERY (1.6%)
AlliedSignal, Inc. .....................................................       222,000              9,837,375
United Technologies Corp. ..............................................       120,000             13,050,000
                                                                                                  -----------
                                                                                                   22,887,375
                                                                                                  -----------
 TOTAL CAPITAL GOODS (4.0%) ............................................                           56,803,880
                                                                                                  -----------
CONSUMER CYCLICALS
AIRLINES (1.2%)
British Airways PLC ....................................................       845,000              5,697,585
Continental Airlines, Inc.
  (Class B)* ...........................................................       129,000              4,321,500
KLM ....................................................................       185,000              5,595,612
Northwest Airlines Corp.
  (Class A)* ...........................................................        51,100              1,306,244
                                                                                                  -----------
                                                                                                   16,920,941
                                                                                                  -----------
AUTO RELATED (0.4%)
Autoliv, Inc. ..........................................................       174,000              6,254,393
                                                                                                  -----------
AUTOS & TRUCKS (1.2%)
Honda Motor Co. Ltd. ...................................................       202,000              6,640,850
Volkswagen AG ..........................................................       121,000              9,787,459
                                                                                                  -----------
                                                                                                   16,428,309
                                                                                                  -----------
FOOD SERVICES, LODGING (0.5%)
Compass Group PLC ......................................................       625,800              7,168,868
                                                                                                  -----------


                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
HOUSEHOLD FURNITURE, APPLIANCES (0.6%)
Sony Corp. .............................................................       112,400            $ 8,197,182
                                                                                                  -----------
LEISURE RELATED (3.0%)
Carnival Corp. (Class A) ...............................................       360,000             17,280,000
Harley-Davidson, Inc. ..................................................       312,400             14,799,950
Hoyts Cinemas Group+ ...................................................     1,370,000              1,150,068
Ladbroke Group PLC .....................................................     1,250,000              5,022,711
Nintendo Co. Ltd. ......................................................        34,100              3,308,773
                                                                                                  -----------
                                                                                                   41,561,502
                                                                                                  -----------
PHOTO & OPTICAL (0.7%)
Fuji Photo Film Co. ....................................................       264,000              9,825,432
                                                                                                  -----------
RETAIL--GENERAL (4.8%)
Dayton Hudson Corp. ....................................................       150,000              8,137,500
Dixons Group PLC .......................................................       800,000             11,254,201
Home Depot, Inc. .......................................................       331,200             20,265,300
Japan Airport Terminal Co. Ltd.                                                    800                  4,927
Koninklijke Ahold NV ...................................................       439,000             16,223,761
Wal-Mart Stores, Inc. ..................................................       150,000             12,215,625
                                                                                                  -----------
                                                                                                   68,101,314
                                                                                                  -----------
 TOTAL CONSUMER CYCLICALS (12.4%)
                                                                                                  174,457,941
                                                                                                  -----------
CONSUMER NONCYCLICALS
BEVERAGES (1.8%)
Coca-Cola Amatil, Ltd. .................................................     1,135,000              4,228,457
Diageo PLC .............................................................     1,804,800             20,539,803
                                                                                                  -----------
                                                                                                   24,768,260
                                                                                                  -----------
DRUGS (8.6%)
Astra AB (A Shares) ....................................................       240,000              4,906,278
Bristol-Myers Squibb Co. ...............................................       194,000             25,959,625
Merck & Co., Inc. ......................................................        74,100             10,943,644
Novartis AG ............................................................         2,058              4,051,476
Novartis AG (ADR) ......................................................        20,000              1,965,810
Orion-Yhtyma Oy (B Shares) .............................................       182,000              4,368,899
Pfizer, Inc. ...........................................................       132,000             16,557,750
Sanofi SA ..............................................................        85,000             13,990,518
Santen Pharmaceutical Co. Ltd. .........................................       600,000             11,537,439
Schering Plough Corp. ..................................................       192,000             10,608,000
Smithkline Beecham PLC .................................................       200,000              2,795,248
Takeda Chemical Inds. ..................................................        71,000              2,736,819
Yamanouchi Pharmaceutical
  Co. Ltd. .............................................................       354,000             11,418,343
                                                                                                  -----------
                                                                                                  121,839,849
                                                                                                  -----------
FOODS (1.7%)
Nestle SA ..............................................................        11,000             23,981,043
                                                                                                  -----------
HOSPITAL SUPPLIES & SERVICES (0.2%)
Boston Scientific Corp.* ...............................................        83,300              2,233,481
                                                                                                  -----------
RETAIL--FOOD (1.9%)
Familymart Co. .........................................................       228,700             11,429,934
Kroger Co.* ............................................................       250,000             15,125,000
Seven-Eleven Japan Co. Ltd. ............................................           800                 64,510
                                                                                                  -----------
                                                                                                   26,619,444
                                                                                                  -----------
SOAPS & TOILETRIES (2.5%)
Avon Products, Inc. ....................................................       260,000             11,505,000
Gillette Co. ...........................................................       267,400             12,918,763
Kao Corp. ..............................................................       290,000              6,552,946
Shiseido Co., Ltd. .....................................................       300,000              3,859,991
                                                                                                  -----------
                                                                                                   34,836,700
                                                                                                  -----------

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
TOBACCO (4.5%)
Japan Tobacco, Inc. ................         1,040            $  10,413,824
Philip Morris Cos., Inc. ...........       480,400               25,701,400
Seita ..............................       236,000               14,777,708
Tabacalera SA--A ...................       515,000               12,972,840
                                                              -------------
                                                                 63,865,772
                                                              -------------
 TOTAL CONSUMER NONCYCLICALS (21.2%)                            298,144,549
                                                              -------------
CREDIT SENSITIVE
BANKS (9.8%)
Banco Bilbao Vizcaya SA ............       460,000                7,201,661
Bank of Scotland ...................     1,340,000               15,985,824
Bank of Tokyo-Mitsubishi Ltd. ......       500,000                5,183,872
BankAmerica Corp. ..................       297,100               17,863,137
Chase Manhattan Corp. ..............       318,976               21,710,304
Citigroup, Inc. ....................       549,699               27,210,100
ForeningsSparbanken AB .............       398,700               10,342,093
Royal Bank of Scotland PLC .........       697,000               11,133,074
Standard Chartered PLC .............       297,900                3,452,254
Tokai Bank .........................     1,180,000                5,583,695
UBS AG--Registered .................         6,000                1,846,154
Unicredito Italiano Spa ............     1,740,000               10,307,409
                                                              -------------
                                                                137,819,577
                                                              -------------
FINANCIAL SERVICES (5.5%)
Associates First Capital Corp.
  (Class A) ........................       438,000               18,560,250
CMIC Finance & Securities
  Public Co. Ltd.* .................       724,700                        0
Credit Saison Co. ..................       354,450                8,747,393
Daiwa Securities Co. Ltd. ..........     1,750,000                5,985,822
MBNA Corp. .........................       837,150               20,876,428
Morgan Stanley Dean Witter &
  Co. ..............................       156,300               11,097,300
Newcourt Credit Group, Inc. ........       200,000                6,961,613
Schwab (Charles) Corp. .............        99,700                5,601,894
                                                              -------------
                                                                 77,830,700
                                                              -------------
INSURANCE (4.3%)
American International
  Group, Inc. ......................       239,062               23,099,366
ING Groep N.V. .....................       270,000               16,462,538
SunAmerica, Inc. ...................        47,000                3,812,875
Zurich Allied AG ...................        23,500               17,425,811
                                                              -------------
                                                                 60,800,590
                                                              -------------
REAL ESTATE (0.0%)
Mandamus AB* .......................           485                    2,725
                                                              -------------
UTILITY--ELECTRIC (0.8%)
AES Corp.* .........................       240,000               11,370,000
                                                              -------------
UTILITY--TELEPHONE (2.5%)
Hellenic Telecommunication
  Organization SA ..................         5,838                  155,399
Telecom Italia Spa .................     1,670,000               14,240,702
Telecomunicacoes Brasileiras
  S.A.-Telebras (ADR)* .............       100,000                7,268,750
Telefonica de Espana ...............       300,000               13,319,730
Telefonica S.A.--Bonus Rights* .....         6,000                    5,319
                                                              -------------
                                                                 34,989,900
                                                              -------------
 TOTAL CREDIT SENSITIVE (22.9%)                                 322,813,492
                                                              -------------


                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
ENERGY
OIL--INTERNATIONAL (1.7%)
ENI Spa ............................       840,000            $   5,486,544
Repsol SA ..........................       185,000                9,853,996
Total SA--B ........................        85,000                8,607,210
                                                              -------------
                                                                 23,947,750
                                                              -------------
OIL--SUPPLIES & CONSTRUCTION (1.2%)
BJ Services Co.* ...................       104,000                1,625,000
Halliburton Co. ....................       378,900               11,224,912
Noble Drilling Corp.* ..............       297,000                3,842,438
                                                              -------------
                                                                 16,692,350
                                                              -------------
 TOTAL ENERGY (2.9%) ...............                             40,640,100
                                                              -------------
TECHNOLOGY
ELECTRONICS (7.7%)
Altera Corp.* ......................       256,000               15,584,000
Cisco Systems, Inc.* ...............       400,425               37,164,445
Intel Corp. ........................        32,000                3,794,000
Sanmina Corp.* .....................       226,000               14,125,000
Solectron Corp.* ...................       338,200               31,431,463
TDK Corp. ..........................        69,000                6,316,083
                                                              -------------
                                                                108,414,991
                                                              -------------
OFFICE EQUIPMENT (3.3%)
Canon, Inc. ........................       329,000                7,040,629
Compaq Computer Corp. ..............       457,000               19,165,438
Dell Computer Corp.* ...............       274,000               20,053,375
                                                              -------------
                                                                 46,259,442
                                                              -------------
OFFICE EQUIPMENT SERVICES (2.1%)
Microsoft Corp.* ...................       180,000               24,963,750
Misys PLC ..........................       728,000                5,302,353
                                                              -------------
                                                                 30,266,103
                                                              -------------
TELECOMMUNICATIONS (5.7%)
MCI WorldCom, Inc.* ................       500,097               35,881,960
Northern Telecommunications
  Ltd. .............................       125,000                6,265,625
NTT Mobile Communication
  Network, Inc. ....................           200                8,241,028
Tele-Communications TCI
  Ventures Group (Class A)* ........       885,350               20,861,059
Vodafone Group PLC .................       540,000                8,769,092
                                                              -------------
                                                                 80,018,764
                                                              -------------
 TOTAL TECHNOLOGY (18.8%) ..........                            264,959,300
                                                              -------------
DIVERSIFIED
MISCELLANEOUS (2.6%)
Tomkins PLC ........................     2,000,000                9,433,962
Tyco International Ltd. ............       254,984               19,235,356
U.S. Industries, Inc. ..............       395,000                7,356,875
                                                              -------------
 TOTAL DIVERSIFIED (2.6%) ..........                             36,026,193
                                                              -------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (89.7%)
  (Cost $999,076,579)...............                          1,262,191,025
                                                              -------------

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998


                                         NUMBER          VALUE
                                        OF SHARES       (NOTE 1)
                                      ------------   -------------
PREFERRED STOCKS:
BUSINESS SERVICES (0.5%)
PRINTING, PUBLISHING &
  BROADCASTING
ProSieben Media AG ................      148,000      $ 7,086,949
                                                      -----------
CONSUMER CYCLICALS (0.4%)
RETAIL--GENERAL
Hornbach Holding AG ...............       87,449        5,221,227
                                                      -----------
CONSUMER NONCYCLICALS (0.2%)
SOAPS & TOILETRIES
Wella AG ..........................        3,130        2,629,463
                                                      -----------
TECHNOLOGY (1.9%)
TELECOMMUNICATIONS
Nokia Oyj (A Shares) ..............      228,000       27,723,355
                                                      -----------
TOTAL PREFERRED STOCKS (3.0%)
 (Cost $30,478,415) ...............                    42,660,994
                                                      -----------
                                      PRINCIPAL
                                        AMOUNT
                                      ---------
LONG-TERM DEBT SECURITIES:
CREDIT SENSITIVE (0.0%)
BANKS
Grupo Financiero Banorte
  Zero Coupon, 12/05/02 ...........    $ 165,700           16,741
                                                      -----------
TOTAL LONG-TERM DEBT SECURITIES (0.0%)
 (Amortized Cost $20,239) .........                        16,741
                                                      -----------


                                 PRINCIPAL          VALUE
                                  AMOUNT          (NOTE 1)
                              -------------- ------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank
  4.77%, due 01/20/99 .......  $30,000,000     $   29,919,250
Federal Home Loan Mortgage
  Corp.:
 4.7%, due 01/04/99 .........   64,600,000         64,574,698
 5.1%, due 01/14/99 .........   20,000,000         19,963,311
                                               --------------
 TOTAL U.S. GOVERNMENT AGENCIES (8.1%)            114,457,259
                                               --------------
TOTAL SHORT-TERM DEBT SECURITIES (8.1%)
 (Amortized Cost $114,457,259)                    114,457,259
                                               --------------
TOTAL INVESTMENTS (100.8%)
 (Cost/Amortized Cost $1,144,032,492)           1,419,326,019
OTHER ASSETS
  LESS LIABILITIES (-0.8%) ..                     (11,123,246)
                                               --------------
NET ASSETS (100.0%) .........                  $1,408,202,773
                                               ==============


----------
*     Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1998, these securities amounted to $1,150,068 or 0.1% of net assets.
      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt






                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                               NUMBER                VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   -----------------
COMMON STOCKS AND OTHER
  INVESTMENTS:
AUSTRALIA
Brambles Industries Ltd. ............         60,000           $1,461,406
Broken Hill Proprietary Co. Ltd.              30,000              220,939
E.R.G. Limited ......................      1,000,000              625,004
Hoyts Cinemas Group+ ................        450,000              377,760
Oil Search Ltd. .....................        400,000              404,414
Orogen Minerals Ltd. (GDR)+ .........         50,000              515,000
Powertel Ltd.* ......................        450,000              281,252
QCT Resources Ltd. ..................        185,000              111,091
Southern Pacific Petroleum ..........        250,000              249,695
                                                               ----------
  TOTAL AUSTRALIA (2.0%) ............                           4,246,561
                                                               ----------
AUSTRIA
Austria Tabakwerke AG ...............         24,400            1,870,760
Erste Bank Der Oesterreichischen
  Sparkassen AG .....................          5,470              292,732
KTM Motorradholding AG ..............         10,000              672,892
Mayr-Melnhof Karton AG+ .............         18,000              841,244
OMV AG ..............................          3,000              282,717
                                                               ----------
  TOTAL AUSTRIA (1.9%) ..............                           3,960,345
                                                               ----------
BELGIUM
Mobistar SA* ........................          8,000              401,504
Virgin Express Holdings PLC
  (ADR)* ............................         50,000              400,000
                                                               ----------
  TOTAL BELGIUM (0.4%) ..............                             801,504
                                                               ----------
BRAZIL (0.4%)
Cia Paranaense de Energia-Copel
  (ADR) .............................        115,000              819,375
                                                               ----------
CANADA
Boardwalk Equities, Inc.* ...........         40,000              439,818
Fracmaster Ltd.+ ....................        214,300              627,424
National Bank of Canada .............         50,000              806,766
Rofin-Sinar Technologies, Inc.* .....         35,000              328,125
Talisman Energy, Inc.* ..............         20,000              350,683
                                                               ----------
  TOTAL CANADA (1.2%) ...............                           2,552,816
                                                               ----------
CHILE (0.0%)
Enersis S.A. (ADR) ..................          1,000               25,812
                                                               ----------
DENMARK
Carli Gry International A/S .........         20,000            1,206,693
Coloplast A/S B .....................          7,000              831,707
Vestas Wind Systems A/S* ............          5,300              283,966
                                                               ----------
  TOTAL DENMARK (1.1%) ..............                           2,322,366
                                                               ----------
FINLAND
Amer Group Ltd.* ....................         33,900              350,372
Fortum Oyj* .........................         52,301              317,973
Helsinki Telephone Corp. ............         30,500            1,812,432
Kesko ...............................         28,000              417,341
Nokia Oyj (A Shares) ................          6,000              722,625
Orion-Yhtyma Oy (B Shares) ..........         56,000            1,344,277
Sampo Insurance Co. (A Shares)                25,000              948,725
                                                               ----------
  TOTAL FINLAND (2.8%) ..............                           5,913,745
                                                               ----------


                                               NUMBER                VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   -----------------
FRANCE
Accor SA ............................       5,500              $1,190,625
Banque Nationale de Paris ...........         700                  57,633
Bouygues Offshore SA (ADR) ..........      22,000                 233,750
Canal Plus ..........................       3,000                 818,499
Carrefour ...........................       1,000                 754,808
Cie de St. Gobain ...................         250                  35,289
Cie Generale de Geophysique
  SA (ADR)* .........................      68,000                 739,500
Essilor International ...............       4,000               1,574,381
France Telecom SA ...................      20,000               1,588,693
Lafarge SA ..........................       7,000                 664,997
Louis Dreyfus Citrus ................      23,000                 576,492
Michelin (CGDE), (Class B) ..........       7,000                 279,900
Moulinex* ...........................      25,000                 384,650
PSA Peugeot Citroen .................         200                  30,951
Sanofi SA ...........................      12,000               1,975,132
Schneider SA ........................      11,000                 667,144
Seita ...............................      18,000               1,127,113
Societe Generale ....................       3,000                 485,732
Suez Lyonnaise des Eaux .............       4,000                 821,540
Total SA-B ..........................       5,480                 554,912
Vivendi .............................       7,540               1,955,989
                                                               ----------
  TOTAL FRANCE (7.8%) ...............                          16,517,730
                                                               ----------
GERMANY
Allianz AG ..........................       1,500                 558,056
Apcoa Parking AG ....................         800                  56,646
Bayer AG ............................       4,500                 188,884
B.U.S. Berzelius Umwelt-Service
  AG ................................      25,200                 393,159
Deutsche Bank AG ....................       3,000                 176,922
SGL Carbon AG+ ......................       9,500                 575,187
                                                               ----------
  TOTAL GERMANY (0.9%) ..............                           1,948,854
                                                               ----------
GREECE
A.G. Petzetakis SA* .................     200,000               1,393,455
Hellenic Telecommunication
  Organization SA ...................      17,138                 456,197
                                                               ----------
  TOTAL GREECE (0.9%) ...............                           1,849,652
                                                               ----------
HONG KONG
Aeon Credit Service (Asia) Co.
  Ltd. ..............................     658,000                 135,893
Cheung Kong Holdings Ltd. ...........      50,000                 359,805
Guangdong Kelon Electrical
  Holdings Co. Ltd. .................     800,000                 712,511
HSBC Holdings PLC (H.K.$) ...........       9,200                 229,191
JCG Holdings Ltd. ...................     250,000                  80,674
VTech Holdings Ltd. .................      50,000                 218,142
                                                               ----------
  TOTAL HONG KONG (0.8%) ............                           1,736,216
                                                               ----------
HUNGARY (0.8%)
Magyar Tavkozlesi Rt (ADR) ..........      60,000               1,788,750
                                                               ----------
INDIA
Videsh Sanchar Nigam Ltd.
  (GDR)+ ............................       1,000                  12,250
Videsh Sanchar Nigam Ltd.
  (GDR) .............................      51,000                 573,750
                                                               ----------
  TOTAL INDIA (0.3%) ................                             586,000
                                                               ----------

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                              NUMBER                VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   -----------------
INDONESIA
Gulf Indonesia Resources Ltd.* .....         49,900           $ 324,350
PT Citatah .........................        377,500              33,031
PT Great River International .......      1,367,000              46,991
                                                              ---------
  TOTAL INDONESIA (0.2%) ...........                            404,372
                                                              ---------
IRELAND
Avonmore Waterford Group
  PLC ..............................        200,000             624,665
Bank of Ireland ....................         75,000           1,667,634
Crean (James) PLC--Units ...........         60,000              75,852
Fyffes PLC .........................        900,000           2,007,853
Green Property PLC .................        140,000             791,243
Irish Continental Group PLC ........         68,000             804,034
Irish Life PLC .....................        200,000           1,890,120
Marlborough International PLC*              111,400             356,223
Smurfit (Jefferson) Group ..........        200,000             359,389
Unidare PLC ........................        385,000           1,002,067
                                                              ---------
  TOTAL IRELAND (4.5%) .............                          9,579,080
                                                              ---------
ISRAEL (0.1%)
Home Centers Ltd. ..................         15,400             165,550
                                                              ---------
ITALY
Banca Commerciale Italiana .........         10,000              68,945
Banca Nazionale del Lavoro
  (BNL)* ...........................         14,000              39,117
Banca Nazionale del Lavoro
  (BNL)* ...........................        180,000             538,313
Fiat Spa ...........................         22,000              76,371
Finmeccanica Spa* ..................        408,000             417,746
Gildemeister Italiana Spa ..........         46,300             168,287
Industrie Natuzzi Spa (ADR) ........         20,000             497,500
Mediolanum Spa .....................        200,000           1,481,705
Seat Pagine Gialle Spa* ............      4,000,000           3,773,813
Telecom Italia Spa .................         40,000             341,095
Telecom Italia Spa .................        130,800             822,691
Unicredito Italiano Spa ............         23,400             138,617
Unione Immobiliare Spa* ............         22,500              11,730
Zucchini Spa .......................         60,000             395,525
                                                              ---------
  TOTAL ITALY (4.1%) ...............                          8,771,455
                                                              ---------
JAPAN
Aiful Corp. ........................         25,100           1,525,795
Aiwa Co. Ltd. ......................         16,000             422,508
Akita Bank .........................         21,000              89,880
Asahi Diamond Industry Co.
  Ltd. .............................         11,000              54,781
Bank of Tokyo-Mitsubishi Ltd. ......         70,000             725,742
Canon, Inc. ........................         14,000             299,601
Credit Saison Co. ..................         30,000             740,363
Dai-Ichi Kangyo Bank Ltd. ..........         54,000             288,064
Daibiru Corp. ......................         14,000              89,322
Daito Trust Construction Co.
  Ltd. .............................         42,100             365,227
Data Communication System Co.                16,700             341,103
DDI Corp. ..........................             78             290,297
Familymart Co. .....................         15,100             754,665
Fanuc Ltd. .........................            900              30,864
Fuji Photo Film Co. ................         42,000           1,563,137
Fuji Soft ABC, Inc. ................         14,000             713,336
Fujikura Ltd. ......................        104,000             558,476
Fujimi, Inc. .......................         17,300             600,939
Home Wide Corp. ....................         15,000              59,149
Honda Motor Co. Ltd. ...............         26,000             854,763
Ishihara Sangyo Kaisha Ltd.* .......         10,000              16,393


                                              NUMBER                VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   -----------------
Japan Airport Terminal Co. Ltd.           64,000              $ 394,152
Japan Tobacco, Inc. ................          90                901,196
Kaneshita Construction .............      12,000                 65,928
Kao Corp. ..........................      76,000              1,717,324
Keyence Corp. ......................       8,600              1,059,282
Kikuchi Co. Ltd. ...................      10,000                 37,218
King Co. ...........................      32,000                 42,534
Koa Fire & Marine Insurance
  Co. Ltd. .........................       8,000                 24,883
Meitec Corp. .......................      28,300                707,187
Mercian Corp. ......................      53,000                216,509
Micronics Japan Co. Ltd. ...........      18,000                263,181
Minebea Co. Ltd. ...................      35,000                401,329
Mitsubishi Trust & Banking
  Corp. ............................      20,000                128,844
Mitsui Home Co. Ltd. ...............      16,000                 73,726
Murata Manufacturing Co., Ltd. .....       7,000                290,917
Nanno Construction Co. Ltd. ........      12,000                 13,398
NGK Spark Plug Co. .................      24,000                244,785
Nichiei Co. Ltd. ...................      14,500              1,156,402
Nichiha Corp. ......................      33,500                306,057
Nikon Corp. ........................      56,000                545,857
Nintendo Co. Ltd. ..................      15,400              1,494,284
Nippon Broadcasting System .........      18,000                720,957
Nippon Denwa Shisetsu ..............       4,000                 13,824
Nippon Paper Industries Co. ........      14,000                 63,766
Nippon System Development ..........      33,200              1,029,685
Nippon Telegraph & Telephone
  Corp. ............................         206              1,591,777
Nippon Television Network
  Corp. ............................         820                241,967
Nireco .............................       8,000                 23,748
Nitta Corp. ........................      31,000                176,907
Nitto Kohki Co. Ltd. ...............      18,700                154,107
Nomura Securities Co. ..............       8,000                 69,827
Noritsu Koki Co. Ltd. ..............       9,700                210,589
Oie Sangyo Co. Ltd. ................      13,000                 55,295
Oriental Construction Co. ..........       1,800                  6,922
Paris Miki, Inc. ...................      21,400                493,044
PS Corp. ...........................      18,900                 72,016
Ricoh Elemex Corp. .................       7,000                 54,400
Rohm Co. Ltd. ......................      12,000              1,094,196
Sankyo Co. Ltd. ....................      45,000                984,936
Santen Pharmaceutical Co. Ltd. .....      48,000                922,995
Sanyo Engineering &
  Construction Co. .................       9,000                 33,017
Sanyo Pax Co. Ltd. .................      24,000                165,884
Sanyo Shinpan Finance Co. Ltd. .....       4,600                167,125
Sato Corp. .........................      44,900                795,747
Seven-Eleven Japan Co. Ltd. ........       5,600                451,573
SHIMANO, INC. ......................      33,000                852,415
Shizuoka Bank Ltd. .................      36,000                445,016
SMC Corp. ..........................       8,400                671,405
Sodick Co.* ........................      88,000                187,151
Sony Corp. .........................      12,600                918,901
Sumitomo Metal Industries ..........     171,000                195,472
Sumitomo Realty &
  Development Co. Ltd. .............     104,000                338,219
Takefuji Corp. .....................          60                  4,386
Takihyo Co. Ltd. ...................       2,000                 10,084
TDK Corp. ..........................       4,000                366,150
Toda Corp. .........................       9,000                 43,624
Toho Bank ..........................      39,000                161,737
Toho Titanium ......................      37,000                203,607

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                               NUMBER                VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   -----------------
Tokyo Broadcasting System, Inc.           69,000               $    772,238
Tokyo Cathode Laboratory Co. ........      8,200                     55,514
Toso Co. Ltd. .......................     18,000                     59,814
Yamaichi Electronics Co. Ltd. .......     12,000                    194,595
Yamanouchi Pharmaceutical Co.
  Ltd. ..............................     17,000                    548,339
Yokogawa Electric Corp. .............     46,000                    228,268
                                                               ------------
  TOTAL JAPAN (17.1%) ...............                            36,320,637
                                                               ------------
MALAYSIA**
Guinness Anchor BHD+ ................     30,000                     21,105
Kumpulan Guthrie BHD+ ...............     26,000                     11,731
Lingkaran Trans Kota Holdings
  BHD+ ..............................    130,000                     76,133
Malayan Banking BHD+ ................     48,000                     68,066
Metacorp BHD+ .......................     90,000                     48,066
Pernas International Hotels
  Holdings BHD+ .....................    280,000                     50,018
Resorts World BHD+ ..................     20,000                     16,133
RJ Reynolds BHD+ ....................     60,000                     47,514
Sime Darby BHD+ .....................    134,000                    107,595
Star Publications BHD+ ..............     25,000                     24,862
Talam Corp. BHD+ ....................    200,000                     39,411
Tanjong PLC+ ........................    100,000                     99,447
UMW Holdings BHD+ ...................    150,000                    110,497
                                                               ------------
  TOTAL MALAYSIA (0.3%) .............                               720,578
                                                               ------------
MEXICO
Elamex S.A. de C.V.* ................     10,000                     36,250
Fomento Economico Mexico
  ADR ...............................     20,000                    532,500
Grupo Electra, S.A. de C.V. .........    500,000                    251,566
Grupo Industrial Saltillo SA
  (B Shares) ........................    236,000                    588,927
Grupo Televisa S.A. (GDR)* ..........     40,000                    987,500
Industrias CH S.A. (B Shares)* ......    120,000                    213,861
Kimberly-Clark de Mexico, S.A.
  de CV .............................     30,000                    473,976
Panamerican Beverages, Inc. .........      8,000                    174,500
Sanluis Corporacion S.A. de C.V.          28,000                     40,453
                                                               ------------
  TOTAL MEXICO (1.6%) ...............                             3,299,533
                                                               ------------
NETHERLANDS
Aegon N.V. ..........................     13,000                  1,596,358
Akzo Nobel N.V. .....................     23,000                  1,047,180
ASR Verzekeringsgroep N.V. ..........     21,400                  1,937,270
Content Beheer N.V.+ ................     30,000                    512,807
Elsevier N.V. .......................     40,000                    560,200
Fortis Amev N.V. ....................     15,000                  1,242,878
Fugro N.V. ..........................     30,000                    702,913
Hagemeyer N.V. ......................     12,000                    438,362
Hunter Douglas N.V. .................      6,000                    198,733
IHC Caland N.V. .....................     15,000                    623,036
ING Groep N.V. ......................     24,000                  1,463,337
KLM .................................     12,400                    375,057
Koninklijke Ahold NV ................     15,000                    554,343
Koninklijke Nedlloyd Groep N.V.            2,250                     30,553
Koninklijke Numico N.V.+ ............      8,000                    381,277
Koninklijke Philips Electronics
  N.V. ..............................     10,000                    670,962
Nutreco Holding N.V. ................     20,000                    788,114
Royal Dutch Petroleum Co. ...........      9,948                    495,307
Unique International N.V. ...........     10,000                    228,979
Vedior N.V. .........................     30,000                    591,086
                                                               ------------
  TOTAL NETHERLANDS (6.8%) ..........                            14,438,752
                                                               ------------


                                               NUMBER                VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   -----------------
NEW ZEALAND
Restaurant Brands New Zealand
  Ltd.+ .............................   312,500                $    177,710
Warehouse Group Ltd. ................    84,300                     272,986
                                                               ------------
  TOTAL NEW ZEALAND (0.2%) ..........                               450,696
                                                               ------------
NORWAY
Choice Hotels Scandinavia ASA+          472,500                     665,169
Frontline Ltd.* .....................    97,905                     186,775
Frontline Ltd.--Warrants
  (expire 05/11/01)* ................    57,060                           0
Navia ASA* ..........................    88,000                     193,351
Norsk Hydro ASA .....................     1,100                      37,194
Schibsted ASA .......................    25,000                     315,760
Sparebanken NOR .....................    12,000                     233,663
                                                               ------------
  TOTAL NORWAY (0.8%) ...............                             1,631,912
                                                               ------------
PERU (0.3%)
Telefonica del Peru S.A. (ADR) ......    54,000                     685,125
                                                               ------------
POLAND (0.4%)
Telekomunikacja Polska S.A.
  (GDR)* ............................   155,000                     790,500
                                                               ------------
PORTUGAL
BPI-SGPS, SA ........................    21,400                     726,563
Cia de Seguros Imperio SA* ..........   134,000                   1,092,227
Electricidade de Portugal SA ........    40,000                     881,076
Telecel Comunicacoes Pessoais
  SA+ ...............................    12,200                   2,494,975
                                                               ------------
  TOTAL PORTUGAL (2.4%) .............                             5,194,841
                                                               ------------
RUSSIA (0.2%)
Global TeleSystems Group, Inc.*           8,000                     446,000
                                                               ------------
SINGAPORE
City Developments Ltd. ..............    43,000                     186,333
GP Batteries International Ltd. .....   140,000                     298,667
Great Eastern Life Assurance
  Co. ...............................     7,000                      38,182
Singapore Land Ltd. .................    70,000                     155,273
Singapore Press Holdings Ltd. .......    30,000                     325,454
United Overseas Bank Ltd. ...........    40,000                     256,970
                                                               ------------
  TOTAL SINGAPORE (0.6%) ............                             1,260,879
                                                               ------------
SOUTH KOREA (0.1%)
SK Telecom Co. Ltd. (ADR) ...........    30,000                     305,625
                                                               ------------
SPAIN
Aldeasa SA ..........................    32,000                   1,256,403
Bancaria de Espana SA ...............    10,000                     258,584
Banco Bilbao Vizcaya SA .............    14,643                     229,248
Banco Central Hispanoamericano
  SA ................................    42,000                     497,959
Banco Central Hispanoamericano
  SA ................................    48,000                     569,097
Banco Santander SA ..................     6,936                     137,627
Catalana Occidente SA+ ..............    43,200                   1,124,683
Corporacion Mapfre ..................    34,000                     921,053
Gas Y Electridad SA (Series 2) ......    14,000                   1,388,967
Hidroelectrica del Cantabrico .......     3,372                     186,490
Portland Valderrivas SA .............    10,800                     440,754
Repsol SA ...........................    10,000                     532,648
Sociedad General de Aguas
  de Barcelona SA--Rights* ..........     6,060                           0
Tabacalera SA--A ....................    90,000                   2,267,098
Telefonica de Espana ................    20,000                     887,982
Telefonica S.A.--Bonus Rights* ......       400                         355

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                             NUMBER                VALUE
                                            OF SHARES             (NOTE 1)
                                      --------------------   -----------------
TelePizza SA* .....................     40,000               $    379,961
                                                             ------------
  TOTAL SPAIN (5.2%) ..............                            11,078,909
                                                             ------------
SWEDEN
Asticus AB* .......................     40,000                    392,799
Astra AB (A Shares) ...............     20,001                    408,877
Autoliv, Inc.+ ....................     13,700                    492,443
Castellum AB ......................     68,900                    748,936
Dahl International AB+ ............     30,000                    296,452
Ericsson LM (ADR) .................     12,800                    305,148
ForeningsSparbanken AB ............     40,000                  1,037,581
Frontec AB (B Shares)* ............    134,000                    574,351
Karlshamns AB+ ....................     33,367                    247,293
NetCom Systems AB
  (B Shares)*+ ....................      6,000                    244,573
Scandic Hotels AB+ ................     30,000                  1,104,283
Skandia Forsakrings AB ............     24,000                    367,600
Skandinaviska Enskilda Banken
  (Series A) ......................     84,700                    894,525
Swedish Match AB ..................    300,000                  1,093,166
                                                             ------------
  TOTAL SWEDEN (3.9%) .............                             8,208,027
                                                             ------------
SWITZERLAND
Barry Callebaut AG ................      6,800                  1,546,919
Ciba Specialty Chemicals AG .......      4,000                    335,399
Gretag Imaging Group* .............     14,000                  1,204,521
Mettler-Toledo International,
  Inc.* ...........................     76,500                  2,146,781
Nestle SA .........................        400                    872,038
Novartis AG .......................        380                    748,086
Roche Holding AG
  Genussscheine ...................         60                    733,212
Swisscom AG* ......................      6,000                  2,515,494
Tag Heuer International SA
  (ADR) ...........................     35,000                    249,375
UBS AG-Registered .................      1,000                    307,692
                                                             ------------
  TOTAL SWITZERLAND (5.0%) ........                            10,659,517
                                                             ------------
THAILAND
CMIC Finance & Securities
  Public Co. Ltd.* ................     51,000                          0
Nation Multimedia Group Public
  Co. Ltd.* .......................    130,000                     41,128
Thai Engine Manufacturing
  Public Co. Ltd.* ................     70,000                     17,524
                                                             ------------
  TOTAL THAILAND (0.0%) ...........                                58,652
                                                             ------------
UNITED KINGDOM
Amvescap PLC ......................     80,000                    620,612
BAA PLC ...........................     13,300                    155,235
Bank of Scotland ..................     70,000                    835,080
Barclays PLC ......................     36,000                    776,280
BG PLC ............................     22,077                    139,308
Bodycote International PLC ........     80,000                  1,094,806
BPB PLC ...........................    100,000                    378,107
British Aerospace PLC .............     90,000                    762,953
British Airways PLC ...............     38,000                    256,223
British Energy PLC ................     60,000                    686,333
British Petroleum Co. PLC .........     29,367                    438,536
British Sky Broadcasting Group
  PLC .............................      8,097                     61,500
British Telecommunications PLC          35,150                    529,572
Cadbury Schweppes PLC .............      5,961                    101,661
CGU PLC ...........................      6,381                     99,906
Compass Group PLC .................    170,000                  1,947,439



                                             NUMBER                VALUE
                                            OF SHARES             (NOTE 1)
                                      --------------------   -----------------
Cordiant Communications Group
  PLC .............................   200,000                $    349,406
Diageo PLC ........................    90,000                   1,024,259
Dixons Group PLC ..................   100,000                   1,406,775
EMI Group PLC .....................    50,000                     334,432
Energis PLC* ......................    55,000                   1,226,249
Filtronic Comtek PLC ..............   211,000                   2,123,973
FKI PLC ...........................   150,000                     334,432
Garban PLC* .......................     2,590                       9,868
GKN PLC ...........................     4,178                      55,438
Glaxo Wellcome PLC ................    23,220                     798,958
Great Universal Stores PLC ........     3,970                      41,845
Harvey Nichols PLC+ ...............    40,000                      93,175
House of Fraser PLC ...............   130,000                     114,638
HSBC Holdings PLC .................    10,000                     252,903
Imperial Tobacco Group PLC ........    30,000                     321,454
Johnson Matthey PLC ...............   100,000                     675,518
Kingfisher PLC ....................     8,168                      88,404
Ladbroke Group PLC ................   180,000                     723,270
Land Securities PLC ...............     3,207                      41,300
Legal & General Group PLC .........     7,475                      97,072
Lloyds TSB Group PLC ..............    34,379                     489,069
LucasVarity PLC ...................   100,000                     333,600
Marks & Spencer PLC ...............    17,109                     117,354
MEPC PLC ..........................    57,826                     384,852
Misys PLC .........................   180,000                   1,311,021
National Grid Group PLC ...........   100,000                     798,226
National Power PLC ................    70,000                     603,308
Orange PLC* .......................   120,000                   1,394,629
Peninsular & Oriental Steam
  Navigation Co. ..................     3,314                      39,177
Powerscreen International PLC .....   160,000                     300,822
Prudential Corp. PLC ..............     8,019                     121,082
Randgold Resources Ltd.
  (GDR)*+ .........................    30,300                      75,750
Reed International PLC ............   100,000                     782,004
Rentokil Initial PLC ..............   140,000                   1,055,206
Senior Engineering Group PLC ......   180,000                     344,415
Siebe PLC .........................   120,000                     473,196
Smith (W.H.) Group PLC ............    54,000                     428,571
Thistle Hotels PLC ................    87,719                     159,086
Thomson Travel Group PLC ..........   180,000                     491,165
United News & Media PLC ...........   110,000                     964,527
Vodafone Group PLC ................    86,100                   1,398,183
WPP Group PLC .....................   200,000                   1,217,098
Yule Catto & Company PLC ..........   162,079                     660,699
                                                             ------------
  TOTAL UNITED KINGDOM (15.5%)                                 32,939,960
                                                             ------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (90.6%)
 (Cost $188,534,746) ..............                           192,480,326
                                                             ------------
PREFERRED STOCKS:
AUSTRALIA (0.1%)
Village Roadshow Ltd. .............   145,000                     181,252
                                                             ------------
AUSTRIA (0.3%)
Bank Austria AG ...................    13,975                     710,579
                                                             ------------
FINLAND (0.7%)
Nokia Oyj (A Shares) ..............    12,000                   1,459,124
                                                             ------------
GERMANY (0.5%)
ProSieben Media AG ................    21,000                   1,005,581
                                                             ------------
TOTAL PREFERRED STOCKS (1.6%)
 (Cost $2,831,114) ................                             3,356,536
                                                             ------------

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998


                                           PRINCIPAL          VALUE
                                             AMOUNT          (NOTE 1)
                                         -------------   ---------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.5%)
Federal Home Loan Mortgage
  Corp.
 4.7%, due 01/04/99 ..................   $7,400,000       $  7,397,102
                                                          ------------
TOTAL SHORT-TERM DEBT SECURITIES (3.5%)
 (Amortized Cost $7,397,102) .........                       7,397,102
                                                          ------------
TOTAL INVESTMENTS (95.7%)
 (Cost/Amortized Cost
  $198,762,962) ......................                     203,233,964
OTHER ASSETS
  LESS LIABILITIES (4.3%) ............                       9,076,004
                                                          ------------
NET ASSETS (100.0%) ..................                    $212,309,968
                                                          ============

--------------------------------------
MARKET SECTOR DIVERSIFICATION

As a Percentage of Total Equity Investments


Basic Materials .................       3.5%
Business Services ...............       9.3
Capital Goods ...................       7.6
Consumer Cyclicals ..............      17.6
Consumer Non-Cyclicals ..........      15.0
Credit Sensitive ................      27.6
Diversified .....................       1.9
Energy ..........................       3.0
Technology ......................      14.5
                                      -----
                                      100.0%
                                      =====






----------
*     Non-income producing.
**    Fair value securities.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1998, these securities amounted to $11,580,033 or 5.5% of net assets.
      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt



                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
COMMON STOCKS AND OTHER
  INVESTMENTS:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (10.3%)
CBS Corp. ..............................................................     1,860,300           $  60,924,825
Comcast Corp. (Class A) SPL ............................................     3,692,800             216,721,200
Infinity Broadcasting Corp.
  (Class A)* ...........................................................     2,100,300              57,495,713
King World Productions, Inc.* ..........................................     1,020,000              30,026,250
USA Networks, Inc.* ....................................................     2,934,600              97,208,625
                                                                                                 -------------
                                                                                                   462,376,613
                                                                                                 -------------
PROFESSIONAL SERVICES (1.3%)
Century Business Services, Inc.* .......................................     1,579,600              22,706,750
Young & Rubicam Inc.* ..................................................     1,186,800              38,422,650
                                                                                                 -------------
                                                                                                    61,129,400
                                                                                                 -------------
TRUCKING, SHIPPING (1.1%)
Teekay Shipping Corp.+ .................................................     2,629,300              49,463,706
                                                                                                 -------------
  TOTAL BUSINESS SERVICES (12.7%)                                                                  572,969,719
                                                                                                 -------------
CAPITAL GOODS (1.9%)
MACHINERY
United Rentals, Inc.* ..................................................     2,569,300              85,108,062
                                                                                                 -------------
CONSUMER CYCLICALS
AIRLINES (4.4%)
Continental Airlines, Inc.
  (Class B)*+ ..........................................................     4,431,900             148,468,650
Northwest Airlines Corp.
  (Class A)* ...........................................................     1,966,500              50,268,656
                                                                                                 -------------
                                                                                                   198,737,306
                                                                                                 -------------
APPAREL, TEXTILE (6.8%)
Mohawk Industries, Inc.*+ ..............................................     3,766,800             158,441,025
Tommy Hilfiger Corp.*+ .................................................     1,597,300              95,838,000
UNIFI, Inc. ............................................................     2,592,100              50,707,956
                                                                                                 -------------
                                                                                                   304,986,981
                                                                                                 -------------
AUTO RELATED (6.3%)
Circuit City Stores, Inc.- CarMax
  Group*+ ..............................................................     6,359,700              34,580,869
Federal-Mogul Corp. ....................................................       510,000              30,345,000
Hertz Corp. (Class A) ..................................................     1,709,700              78,005,063
Republic Industries, Inc.* .............................................     9,491,100             139,993,725
                                                                                                 -------------
                                                                                                   282,924,657
                                                                                                 -------------
FOOD SERVICES, LODGING (2.7%)
Extended Stay America, Inc.* ...........................................     2,040,000              21,420,000
Florida Panthers Holdings, Inc.*+                                            2,501,200              23,292,425
MeriStar Hospitality Corp. .............................................     2,032,300              37,724,569
Starbucks Corp.* .......................................................       668,900              37,542,012
                                                                                                 -------------
                                                                                                   119,979,006
                                                                                                 -------------
HOUSEHOLD FURNITURE,
  APPLIANCES (1.7%)
Industrie Natuzzi Spa (ADR) ............................................     3,047,600              75,809,050
                                                                                                 -------------
LEISURE RELATED (6.5%)
Callaway Golf Co. ......................................................     1,283,100              13,151,775
Mattel, Inc. ...........................................................       554,200              12,642,687
Premier Parks, Inc.*+ ..................................................     5,366,200             162,327,550
Royal Caribbean Cruises Ltd. ...........................................     2,872,700             106,289,900
                                                                                                 -------------
                                                                                                   294,411,912
                                                                                                 -------------



                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
RETAIL--GENERAL (9.3%)
Bed Bath & Beyond Inc.* ................................................       955,400           $  32,603,025
Gucci Group N.V. (New York
  Registered Shares) ...................................................       631,700              30,716,413
Ross Stores, Inc. ......................................................       981,700              38,654,438
Saks Inc.* .............................................................     2,402,100              75,816,281
Tiffany & Co.+ .........................................................     2,550,900             132,327,937
TJX Cos., Inc. .........................................................     1,646,100              47,736,900
Venator Group, Inc.*+ ..................................................     9,511,600              61,230,925
                                                                                                 -------------
                                                                                                   419,085,919
                                                                                                 -------------
  TOTAL CONSUMER CYCLICALS (37.7%)
                                                                                                 1,695,934,831
                                                                                                 -------------
CONSUMER NONCYCLICALS
DRUGS (1.1%)
MedImmune, Inc.*+ ......................................................       476,500              47,381,969
                                                                                                 -------------
HOSPITAL SUPPLIES & SERVICES (7.6%)
Biomet, Inc. ...........................................................       302,750              12,185,687
Columbia/HCA Healthcare Corp.                                                3,015,700              74,638,575
Guidant Corp. ..........................................................       314,500              34,673,625
Health Management Associates,
  Inc. (Class A)* ......................................................     1,346,200              29,111,575
HEALTHSOUTH Corp.* .....................................................    10,919,700             168,572,869
St. Jude Medical, Inc.* ................................................       872,800              24,165,650
                                                                                                 -------------
                                                                                                   343,347,981
                                                                                                 -------------
RETAIL--FOOD (0.8%)
Whole Foods Market, Inc.* ..............................................       750,800              36,319,950
                                                                                                 -------------
  TOTAL CONSUMER NONCYCLICALS (9.5%)
                                                                                                   427,049,900
                                                                                                 -------------
CREDIT SENSITIVE
BANKS (1.4%)
GreenPoint Financial Corp. .............................................     1,760,000              61,820,000
                                                                                                 -------------
FINANCIAL SERVICES (4.9%)
Capital One Financial Corp. ............................................       382,000              43,930,000
Edwards (A.G.), Inc. ...................................................     1,224,000              45,594,000
Merrill Lynch & Co., Inc. ..............................................       784,500              52,365,375
Newcourt Credit Group, Inc. ............................................     1,020,000              35,636,250
Paine Webber Group, Inc. ...............................................     1,122,000              43,337,250
                                                                                                 -------------
                                                                                                   220,862,875
                                                                                                 -------------
INSURANCE (6.4%)
Ace Ltd. ...............................................................       886,800              30,539,175
AFLAC, Inc. ............................................................     1,122,000              49,368,000
CNA Financial Corp.* ...................................................     5,140,200             206,893,050
                                                                                                 -------------
                                                                                                   286,800,225
                                                                                                 -------------
REAL ESTATE (4.7%)
Boston Properties, Inc. ................................................     1,802,700              54,982,350
Crescent Real Estate Equities
  Co. ..................................................................     1,956,700              45,004,100
Equity Office Properties Trust .........................................     1,788,900              42,933,600
Vornado Realty Trust ...................................................     2,109,900              71,209,125
                                                                                                 -------------
                                                                                                   214,129,175
                                                                                                 -------------
  TOTAL CREDIT SENSITIVE (17.4%).                                                                  783,612,275
                                                                                                 -------------
ENERGY
OIL--SUPPLIES & CONSTRUCTION (1.0%)
Diamond Offshore Drilling, Inc. ........................................     1,919,700              45,472,894
                                                                                                 -------------
RAILROADS (1.1%)
Kansas City Southern Industries,
  Inc. .................................................................     1,027,100              50,520,481
                                                                                                 -------------
  TOTAL ENERGY (2.1%) ..................................................                            95,993,375
                                                                                                 -------------

THE HUDSON RIVER TRUST
ALLIANCE AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998


                                         NUMBER           VALUE
                                       OF SHARES        (NOTE 1)
                                      -----------   ----------------
TECHNOLOGY
ELECTRONICS (7.7%)
Altera Corp.* .....................      705,000     $   42,916,875
Citrix Systems, Inc.* .............      307,900         29,885,544
Keane, Inc.* ......................      567,500         22,664,531
Network Associates, Inc.* .........    1,062,700         70,403,875
Parametric Technology Corp.* ......    1,742,600         28,317,250
Sanmina Corp.* ....................      918,900         57,431,250
Seagate Technology, Inc.* .........      557,500         16,864,375
Sterling Commerce, Inc.* ..........      846,300         38,083,500
Synopsys, Inc.* ...................      788,100         42,754,425
                                                     --------------
                                                        349,321,625
                                                     --------------
OFFICE EQUIPMENT SERVICES (2.0%)
Cadence Design Systems, Inc.* .....      770,700         22,928,325
Comverse Technology, Inc.*+ .......      930,300         66,051,300
                                                     --------------
                                                         88,979,625
                                                     --------------
TELECOMMUNICATIONS (5.5%)
Amdocs Ltd.* ......................      832,500         14,256,563
American Satellite Network--
  Warrants (expire 07/01/99)* .....       49,450                  0
Global TeleSystems Group, Inc.*.       1,016,300         56,658,725
Millicom International
  Cellular SA*+ ...................    2,459,700         85,782,037
Nextel Communications, Inc.
  (Class A)* ......................    1,964,000         46,399,500
WinStar Communications, Inc.* .....    1,105,600         43,118,400
                                                     --------------
                                                        246,215,225
                                                     --------------
  TOTAL TECHNOLOGY (15.2%) ........                     684,516,475
                                                     --------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (96.5%)
  (Cost $4,017,808,737) ...........                   4,345,184,637
                                                     --------------


                                         PRINCIPAL          VALUE
                                          AMOUNT          (NOTE 1)
                                      -------------- ------------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCE (0.9%)
Chase Manhattan Corp.
  5.11%, due 02/19/99 ...............  $ 40,000,000    $   39,723,967
                                                       --------------
COMMERCIAL PAPER
Household Finance Corp.
  6.06%, due 01/08/99 ...............    30,000,000        29,964,708
Pfizer Inc.
  5.25%, due 02/12/99 ...............    25,000,000        24,847,750
                                                       --------------
  TOTAL COMMERCIAL PAPER (1.2%)                            54,812,458
                                                       --------------
TIME DEPOSITS
Chase Manhattan Corp.
  4.5%, due 01/04/99 ................    95,800,000        95,800,000
First National Bank of Chicago
  4.875%, due 01/04/99 ..............   100,000,000       100,000,000
                                                       --------------
  TOTAL TIME DEPOSITS (4.4%) ........                     195,800,000
                                                       --------------
TOTAL SHORT-TERM DEBT SECURITIES (6.5%)
  (Amortized Cost $290,336,425).                          290,336,425
                                                       --------------
TOTAL INVESTMENTS (103.0%)
  (Cost/Amortized Cost $4,308,145,162)                  4,635,521,062
OTHER ASSETS
  LESS LIABILITIES (--3.0%) .........                    (134,832,027)
                                                       --------------
NET ASSETS (100.0%) .................                  $4,500,689,035
                                                       ==============

----------
 *  Non-income producing.

+ Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

    Glossary:
    ADR--American Depository Receipt





                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICAL--SPECIALTY (0.6%)
Crompton & Knowles Corp. ............     87,200               $  1,803,950
                                                               ------------
METALS & MINING (1.6%)
Bethlehem Steel Corp.* ..............    303,900                  2,545,162
Gibraltar Steel Corp.* ..............    111,300                  2,532,075
                                                               ------------
                                                                  5,077,237
                                                               ------------
STEEL (0.7%)
WHX Corp.* ..........................    211,800                  2,131,238
                                                               ------------
 TOTAL BASIC MATERIALS (2.9%) ... ...                             9,012,425
                                                               ------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.5%)
Superior Services, Inc.* ............     76,400                  1,532,775
                                                               ------------
PRINTING, PUBLISHING &
  BROADCASTING (2.6%)
Mail-Well, Inc.* ....................     76,000                    869,250
Sinclair Broadcast Group, Inc.* .....    202,700                  3,965,319
Young Broadcasting, Inc.
  (Class A)* ........................     72,500                  3,035,937
                                                               ------------
                                                                  7,870,506
                                                               ------------
PROFESSIONAL SERVICES (18.7%)
Building One Services Corp.* ........    212,900                  4,444,287
Carematrix Corp.* ...................    210,400                  6,443,500
Cornell Corrections, Inc.* ..........    156,500                  2,973,500
Data Processing Resources
  Corp.* ............................    188,800                  5,522,400
DoubleClick, Inc.* ..................      8,300                    378,169
Equity Corp. International* .........    102,400                  2,720,000
Global Imaging Systems, Inc.* .......    154,400                  3,744,200
Ha-Lo Industries, Inc.* .............    184,700                  6,949,337
ITT Educational Services, Inc.* .....     51,300                  1,744,200
Metamor Worldwide, Inc.* ............    274,100                  6,852,500
Preview Travel, Inc.* ...............     88,900                  1,639,094
Preview Travel, Inc.--Rights
  (expire 10/28/08)* ................     99,400                          0
Sykes Enterprises, Inc.* ............    114,200                  3,483,100
Sylvan Learning Systems, Inc.* ......     84,050                  2,563,525
TeleTech Holdings, Inc.* ............    247,400                  2,535,850
Tier Technologies, Inc. (Class B)*       155,100                  2,675,475
True North Communications,
  Inc. ..............................    130,000                  3,493,750
True North Communications, Inc.
  --Rights (expire 11/30/08)* .......    125,100                          0
                                                               ------------
                                                                 58,162,887
                                                               ------------
TRUCKING, SHIPPING (0.6%)
Knightsbridge Tankers Ltd. ..........     42,100                    876,206
OMI Corp.* ..........................    328,600                  1,067,950
                                                               ------------
                                                                  1,944,156
                                                               ------------
  TOTAL BUSINESS SERVICES (22.4%)                                69,510,324
                                                               ------------
CAPITAL GOODS
MACHINERY (1.3%)
PRI Automation, Inc.* ...............    13,700                     356,200
Rental Service Corp.* ...............    53,000                     831,437
United Rentals, Inc.* ...............    91,400                   3,027,625
                                                               ------------
 TOTAL CAPITAL GOODS (1.3%) ..... ...                             4,215,262
                                                               ------------
CONSUMER CYCLICALS
AIRLINES (2.8%)
Alaska Air Group, Inc.* .............    76,600                   3,389,550
Atlantic Coast Airlines
  Holdings* .........................   129,000                   3,225,000
Mesa Air Group, Inc.* ...............   259,000                   2,023,438
                                                               ------------
                                                                  8,637,988
                                                               ------------



                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
APPAREL, TEXTILE (4.7%)
Mohawk Industries, Inc.* ............   193,100                $  8,122,269
Stage Stores, Inc.* .................   209,100                   1,960,312
Stage Stores, Inc.--Rights
  (expire 11/10/08)* ................   195,700                           0
Tommy Hilfiger Corp.* ...............    56,600                   3,396,000
Wolverine World Wide, Inc. ..........    94,500                   1,252,125
                                                               ------------
                                                                 14,730,706
                                                               ------------
AUTO RELATED (2.1%)
Avis Rent A Car, Inc.* ..............    81,200                   1,964,025
Budget Group, Inc. (Class A)* .......   195,000                   3,095,625
Dollar Thrifty Automotive
  Group, Inc.* ......................   113,200                   1,457,450
                                                               ------------
                                                                  6,517,100
                                                               ------------
FOOD SERVICES, LODGING (3.1%)
CKE Restaurants, Inc. ...............   107,250                   3,157,172
Innkeepers USA Trust ................   250,900                   2,963,756
MeriStar Hospitality Corp. ..........   189,853                   3,524,147
                                                               ------------
                                                                  9,645,075
                                                               ------------
HOUSEHOLD FURNITURE, APPLIANCES (2.2%)
Furniture Brands International,
  Inc.* .............................   144,100                   3,926,725
Industrie Natuzzi Spa (ADR) .........   123,000                   3,059,625
                                                               ------------
                                                                  6,986,350
                                                               ------------
LEISURE RELATED (5.1%)
Bally Total Fitness Holding
  Corp.* ............................   159,300                   3,962,587
Interplay Entertainment Corp.* ......   105,900                     188,634
Premier Parks, Inc.* ................   186,100                   5,629,525
SFX Entertainment, Inc.
  (Class A)* ........................    78,600                   4,313,175
THQ, Inc.* ..........................    59,650                   1,670,200
                                                               ------------
                                                                 15,764,121
                                                               ------------
RETAIL--GENERAL (5.6%)
American Eagle Outfitters, Inc.*         18,800                   1,252,550
BJ's Wholesale Club, Inc.* ..........    60,900                   2,820,431
Hines Horticulture, Inc.* ...........    58,700                     520,963
Men's Wearhouse, Inc.* ..............   122,900                   3,902,075
PETsMART, Inc.* .....................   347,500                   3,822,500
School Specialty, Inc.* .............   139,600                   2,983,950
Trans World Entertainment
  Corp.* ............................   105,900                   2,018,719
                                                               ------------
                                                                 17,321,188
                                                               ------------
 TOTAL CONSUMER CYCLICALS (25.6%)
                                                                 79,602,528
                                                               ------------
CONSUMER NONCYCLICALS
DRUGS (7.7%)
Anesta Corp.* .......................    51,700                   1,376,513
Chattem, Inc.* ......................    24,100                   1,153,788
Creative BioMolecules, Inc.* ........   372,200                   1,372,488
Geltex Pharmaceuticals, Inc.* .......   138,700                   3,138,088
Jones Medical Industries, Inc. ......   153,700                   5,610,050
Medicis Pharmaceutical Corp.
  (Class A)* ........................   117,300                   6,994,012
MedImmune, Inc.* ....................    41,900                   4,166,431
                                                               ------------
                                                                 23,811,370
                                                               ------------
HOSPITAL SUPPLIES & SERVICES (2.2%)
Apria Healthcare Group, Inc.* .......   272,200                   2,432,787
Coventry Health Care, Inc.* .........    29,400                     259,087
Mid Atlantic Medical Services,
  Inc.* .............................   140,700                   1,380,619
PAREXEL International Corp.* ........   117,400                   2,935,000
                                                               ------------
                                                                  7,007,493
                                                               ------------
  TOTAL CONSUMER NONCYCLICALS (9.9%)                             30,818,863
                                                               ------------

THE HUDSON RIVER TRUST
ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998




                                            NUMBER            VALUE
                                           OF SHARES         (NOTE 1)
                                        --------------   ---------------
CREDIT SENSITIVE
BANKS (0.7%)
Peoples Heritage Financial
  Group, Inc. .......................       107,300       $  2,146,000
                                                          ------------
FINANCIAL SERVICES (3.3%)
Affiliated Managers Group, Inc.*             43,100          1,287,613
Allied Capital Corp. ................       141,400          2,447,987
Hambrecht & Quist Group* ............        84,400          1,914,825
Healthcare Financial Partners,
  Inc.* .............................        81,400          3,245,825
Medaphis Corp.* .....................       433,200          1,421,437
                                                          ------------
                                                            10,317,687
                                                          ------------
INSURANCE (2.1%)
Annuity and Life Re (Holdings)
  Ltd. ..............................       129,400          3,493,800
Executive Risk, Inc. ................        52,800          2,900,700
                                                          ------------
                                                             6,394,500
                                                          ------------
REAL ESTATE (1.9%)
Glenborough Realty Trust, Inc. ......       155,000          3,158,125
Macerich Co. ........................       106,200          2,721,375
                                                          ------------
                                                             5,879,500
                                                          ------------
 TOTAL CREDIT SENSITIVE (8.0%) ......                       24,737,687
                                                          ------------
ENERGY
COAL & GAS PIPELINES (0.5%)
Swift Energy Co.* ...................       180,800          1,333,400
                                                          ------------
OIL--DOMESTIC (0.9%)
Oryx Energy Co.* ....................       212,900          2,860,844
                                                          ------------
OIL--SUPPLIES & CONSTRUCTION (0.7%)
Oceaneering International, Inc.* ....        98,100          1,471,500
Parker Drilling Co.* ................       232,400            740,775
                                                          ------------
                                                             2,212,275
                                                          ------------
 TOTAL ENERGY (2.1%) ................                        6,406,519
                                                          ------------
TECHNOLOGY
ELECTRONICS (6.6%)
Amkor Technologies, Inc.* ...........       149,900          1,620,794
Cypress Semiconductor Corp.* ........        95,600            794,675
Flextronics International Ltd.* .....        33,800          2,894,125
Harbinger Corp.* ....................       381,500          3,052,000
IDT Corp.* ..........................        85,800          1,319,175
Komag, Inc.* ........................       152,500          1,582,188
Semtech Corp.* ......................        85,600          3,070,900
SMART Modular Technologies,
  Inc.* .............................        62,600          1,737,150
Tekelec* ............................       127,100          2,105,094
USWeb Corp.* ........................        87,750          2,314,406
                                                          ------------
                                                            20,490,507
                                                          ------------
OFFICE EQUIPMENT (2.8%)
Discreet Logic, Inc.* ...............        96,100          1,813,888
Platinum Technology, Inc.* ..........       160,400          3,067,650
Sterling Software, Inc.* ............       135,900          3,677,794
                                                          ------------
                                                             8,559,332
                                                          ------------


                                            NUMBER            VALUE
                                           OF SHARES         (NOTE 1)
                                        --------------   ---------------
OFFICE EQUIPMENT SERVICES (4.7%)
Comverse Technology, Inc.* ..........        85,600       $  6,077,600
Hutchinson Technology, Inc.* ........        55,800          1,987,875
Oak Technology, Inc.* ...............       299,200          1,047,200
Platinum Software Corp.* ............       221,300          2,835,406
QuadraMed Corp.* ....................        85,500          1,752,750
Saville Systems PLC* ................        53,800          1,022,200
                                                          ------------
                                                            14,723,031
                                                          ------------
TELECOMMUNICATIONS (6.1%)
GST Telecommunications, Inc.* .......       204,300          1,340,719
ICG Communications, Inc.* ...........       142,800          3,070,200
Level One Communications,
  Inc.* .............................        58,800          2,087,400
MetroNet Communications Corp.
  (Class B)* ........................       101,600          3,403,600
Millicom International Cellular
  SA* ...............................        71,500          2,493,562
RELTEC Corp.* .......................        68,300          1,515,406
Sapient Corp.* ......................         7,900            442,400
SkyTel Communications, Inc.* ........        58,400          1,292,100
WinStar Communications, Inc.* .......        83,100          3,240,900
                                                          ------------
                                                            18,886,287
                                                          ------------
 TOTAL TECHNOLOGY (20.2%) ...... ....                       62,659,157
                                                          ------------
DIVERSIFIED (0.6%)
MISCELLANEOUS
Kroll-O'Gara Co.* ...................        48,400          1,908,775
                                                          ------------
TOTAL COMMON STOCKS (93.0%)
 (Cost $276,839,866) ................                      288,871,540
                                                          ------------
                                          PRINCIPAL
                                           AMOUNT
                                          --------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Mortgage
  Corp.:
 4.7%, due 01/04/99 .................   $23,900,000         23,890,639
 5.1%, due 01/14/99 .................    10,000,000          9,981,656
                                                          ------------
 TOTAL U.S. GOVERNMENT
   AGENCIES (10.9%) .................                       33,872,295
                                                          ------------
TOTAL SHORT-TERM DEBT
  SECURITIES (10.9%)
 (Amortized Cost $33,872,295)........                       33,872,295
                                                          ------------
TOTAL INVESTMENTS (103.9%)
 (Cost/Amortized Cost
  $310,712,161)......................                      322,743,835
OTHER ASSETS
  LESS LIABILITIES (--3.9%) .........                      (12,129,490)
                                                          ------------
NET ASSETS (100.0%) .................                     $310,614,345
                                                          ============

----------
*  Non-income producing.

   Glossary:
   ADR--American Depository Receipt




                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                               NUMBER                VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   -----------------
COMMON STOCKS AND
  OTHER INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.2%)
Akzo Nobel N.V. .....................       2,500              $ 113,824
Bayer AG ............................       4,000                167,896
Ciba Specialty Chemicals AG .........         400                 33,540
Georgia Gulf Corp. ..................      22,000                353,375
Hitachi Chemical Co. Ltd. ...........      15,000                112,982
Johnson Matthey PLC .................       5,000                 33,776
Nippon Chemi-Con Corp. ..............       6,000                 19,566
Toagosei Co. Ltd. ...................      15,000                 28,179
                                                               ---------
                                                                 863,138
                                                               ---------
CHEMICALS--SPECIALTY (0.2%)
Great Lakes Chemical Corp. ..........       8,200                328,000
NGK Insulators ......................      10,000                129,110
Solutia Inc. ........................      10,000                223,750
                                                               ---------
                                                                 680,860
                                                               ---------
METALS & MINING (0.1%)
Stillwater Mining Co.* ..............       7,000                287,000
Toho Titanium .......................       1,000                  5,503
                                                               ---------
                                                                 292,503
                                                               ---------
PAPER (0.1%)
Buhrmann N.V. .......................       4,800                 85,883
Mayr-Melnhof Karton AG ..............         883                 41,268
UPM-Kymmene Oyj .....................       2,810                 78,255
                                                               ---------
                                                                 205,406
                                                               ---------
STEEL (0.0%)
Koninklijke Hoogovens N.V. ..........       2,000                 55,381
NatSteel Ltd. .......................      25,000                 27,424
Pohang Iron & Steel Co. Ltd.
  (ADR) .............................       2,000                 33,750
                                                               ---------
                                                                 116,555
                                                               ---------
 TOTAL BASIC MATERIALS (0.6%) .......                          2,158,462
                                                               ---------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.5%)
Republic Services, Inc.
  (Class A)* ........................      25,500                470,156
Waste Management, Inc. ..............      35,245              1,643,298
                                                               ---------
                                                               2,113,454
                                                               ---------
PRINTING, PUBLISHING &
  BROADCASTING (1.7%)
CBS Corp. ...........................      76,000              2,489,000
Comcast Corp. (Class A) SPL .........       5,000                293,438
Fox Entertainment Group, Inc.
  (Class A)* ........................      14,600                367,737
Grupo Televisa S.A. (GDR)* ..........       2,800                 69,125
Liberty Media Group (Class A)*             25,550              1,176,897
MediaOne Group, Inc.* ...............      10,000                470,000
New Straits Times Press BHD .........       8,000                  3,934
Reed International PLC ..............       6,000                 46,920
Seat Pagine Gialle Spa* .............     300,000                283,036
Tele-Communications, Inc.
  (Class A)* ........................      14,500                802,031
Tokyo Broadcasting System, Inc.             3,000                 33,576
United News & Media PLC .............       5,000                 43,842
USA Networks, Inc.* .................       1,500                 49,688
Viacom, Inc. (Class B)* .............       4,500                333,000
                                                               ---------
                                                               6,462,224
                                                               ---------



                                               NUMBER                VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   -----------------
PROFESSIONAL SERVICES (0.2%)
Cordiant Communications Group
  PLC ...............................    20,000                $  34,940
Marlborough International PLC*            5,700                   18,227
Meitec Corp. ........................     1,000                   24,989
Nielsen Media Research, Inc. ........    25,000                  450,000
Vedior N.V. .........................       690                   13,595
WPP Group PLC .......................    12,000                   73,026
                                                               ---------
                                                                 614,777
                                                               ---------
TRUCKING, SHIPPING (0.1%)
Bergesen Dy ASA (A Shares) ..........     5,380                   64,412
Frontline Ltd.* .....................     6,527                   12,452
Frontline Ltd.--Warrants (expire
  05/11/01)* ........................     3,804                        0
Irish Continental Group PLC .........     4,000                   47,296
Knightsbridge Tankers Ltd. ..........     6,800                  141,525
OMI Corp.* ..........................    53,100                  172,575
                                                               ---------
                                                                 438,260
                                                               ---------
 TOTAL BUSINESS SERVICES (2.5%)                                9,628,715
                                                               ---------
CAPITAL GOODS
AEROSPACE (0.1%)
British Aerospace PLC ...............    10,000                   84,773
Loral Space & Communications*             7,000                  124,687
Senior Engineering Group PLC ........    16,000                   30,615
                                                               ---------
                                                                 240,075
                                                               ---------
BUILDING & CONSTRUCTION (0.1%)
ABB AG ..............................        40                   46,956
Beazer Group PLC ....................    21,000                   53,459
Bouygues ............................       600                  123,660
Daito Trust Construction Co.
  Ltd. ..............................       200                    1,735
Groupe GTM ..........................     1,116                  115,803
National House Industrial Co.
  Ltd. ..............................     7,000                   59,610
Technip SA ..........................     1,075                  101,163
Toda Corp. ..........................     1,000                    4,847
                                                               ---------
                                                                 507,233
                                                               ---------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.6%)
BPB PLC .............................    12,000                   45,373
Fujikura Ltd. .......................     3,000                   16,110
Holderbank Financiere Glarus
  AG--B .............................       120                  142,267
Lafarge SA ..........................       800                   76,000
Louisiana-Pacific Corp. .............    25,000                  457,812
Martin Marietta Materials, Inc. .....    19,700                1,225,094
Matsushita Electric Works Ltd. ......    11,000                  112,583
Nichiha Corp. .......................     1,100                   10,050
Rugby Group PLC .....................    58,160                   89,995
Unidare PLC .........................    30,000                   78,083
                                                               ---------
                                                               2,253,367
                                                               ---------
ELECTRICAL EQUIPMENT (0.8%)
Daikin Industries Ltd. ..............    14,000                  138,946
General Electric Co. ................    26,000                2,653,625
Johnson Electric Holdings Ltd. ......    52,000                  133,570
Legrand SA ..........................       425                  112,608
Schneider SA ........................     1,000                   60,649
Sumitomo Electric Industries ........     7,000                   78,839
                                                               ---------
                                                               3,178,237
                                                               ---------

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                               NUMBER                VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   -----------------
MACHINERY (0.8%)
AlliedSignal, Inc. ..................   14,300                 $  633,669
Bodycote International PLC ..........    5,000                     68,426
FKI PLC .............................   10,000                     22,296
Fujitec Co. Ltd. ....................    9,000                     58,059
IHC Caland N.V. .....................    1,600                     66,457
Keyence Corp. .......................      100                     12,317
KSB AG ..............................      300                     50,945
Legris Industries SA ................    1,990                     97,515
Nitta Corp. .........................    1,000                      5,707
Nitto Kohki Co. Ltd. ................      500                      4,121
Schindler Holding AG
  Participating Certificate .........      102                    163,617
Schindler Holding AG Registered             50                     85,308
Siebe PLC ...........................   24,000                     94,639
SMC Corp. ...........................      800                     63,943
Stork N.V. ..........................    2,000                     45,689
TI Group PLC ........................   14,014                     75,489
United Technologies Corp. ...........   15,700                  1,707,375
Valmet Oyj ..........................    3,600                     48,010
Vestas Wind Systems A/S* ............      370                     19,824
                                                               ----------
                                                                3,323,406
                                                               ----------
 TOTAL CAPITAL GOODS (2.4%) .........                           9,502,318
                                                               ----------
CONSUMER CYCLICALS
AIRLINES (0.0%)
KLM .................................    1,600                     48,395
Virgin Express Holdings PLC
  (ADR)* ............................   11,500                     92,000
                                                               ----------
                                                                  140,395
                                                               ----------
APPAREL, TEXTILE (0.0%)
Carli Gry International A/S+ ........      400                     24,134
Onward Kashiyama Co. Ltd. ...........    8,000                    107,612
                                                               ----------
                                                                  131,746
                                                               ----------
AUTO RELATED (0.1%)
Continental AG ......................    5,500                    152,805
Minebea Co. Ltd. ....................    3,000                     34,399
NGK Spark Plug Co. ..................    2,000                     20,399
Sumitomo Rubber Industries, Inc.        13,000                     62,091
                                                               ----------
                                                                  269,694
                                                               ----------
AUTOS & TRUCKS (0.0%)
Bajaj Auto Ltd. (GDR) ...............      750                     11,344
Honda Motor Co. Ltd. ................    2,000                     65,751
Volkswagen AG .......................    1,000                     80,888
                                                               ----------
                                                                  157,983
                                                               ----------
FOOD SERVICES, LODGING (0.1%)
Accor SA ............................      300                     64,943
Choice Hotels Scandinavia ASA+          13,500                     19,005
Compass Group PLC ...................   10,000                    114,555
Sanyo Pax Co. Ltd. ..................    1,000                      6,912
                                                               ----------
                                                                  205,415
                                                               ----------
HOUSEHOLD FURNITURE, APPLIANCES (0.3%)
Aiwa Co. Ltd. .......................    1,000                     26,407
Fisher & Paykel Industries Ltd. .....   10,000                     36,069
Hunter Douglas N.V. .................    2,182                     72,272
Industrie Natuzzi Spa (ADR) .........      500                     12,437
Koninklijke Philips Electronics
  N.V. ..............................      600                     40,258
Rubbermaid, Inc. ....................   23,700                    745,069
Sony Corp. ..........................    1,100                     80,222
                                                               ----------
                                                                1,012,734
                                                               ----------


                                               NUMBER                VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   -----------------
LEISURE RELATED (1.3%)
Amer Group Ltd.* ....................    2,000                 $   20,671
Berjaya Sports Toto BHD .............   16,000                     13,967
Canal Plus ..........................      200                     54,567
Carnival Corp. (Class A) ............   26,800                  1,286,400
Cendant Corp.* ......................   33,600                    640,500
Cyrk, Inc.* .........................   10,600                     79,500
Disney (Walt) Co. ...................   11,600                    348,000
Granada Group PLC ...................    9,900                    175,015
Harley-Davidson, Inc. ...............   31,500                  1,492,313
Ladbroke Group PLC ..................   25,000                    100,454
MGM Grand, Inc.* ....................   17,000                    461,125
Mirage Resorts, Inc.* ...............   19,000                    283,812
Nintendo Co. Ltd. ...................    1,200                    116,438
Nippon Broadcasting System ..........    1,000                     40,053
SHIMANO, INC. .......................    1,000                     25,831
Thomson Travel Group PLC ............   22,000                     60,031
VTech Holdings Ltd. .................   10,000                     43,628
                                                               ----------
                                                                5,242,305
                                                               ----------
PHOTO & OPTICAL (0.1%)
Essilor International ...............      100                     39,359
Fuji Photo Film Co. .................    3,000                    111,653
Gretag Imaging Group* ...............    1,000                     86,037
                                                               ----------
                                                                  237,049
                                                               ----------
RETAIL--GENERAL (2.0%)
Aldeasa SA ..........................    2,600                    102,083
BAA PLC .............................   12,939                    151,022
Boots Co. PLC .......................    8,400                    143,047
Carrefour ...........................       50                     37,740
Circuit City Stores-Circuit City
  Group .............................   22,400                  1,118,600
Dixons Group PLC ....................    4,100                     57,678
Genesis Direct, Inc.* ...............    9,000                     70,312
Home Depot, Inc. ....................   13,500                    826,031
Japan Airport Terminal Co. Ltd.          6,000                     36,952
Kingfisher PLC ......................   17,282                    187,048
Kohl's Corp.* .......................   17,800                  1,093,588
Koninklijke Ahold NV ................    1,000                     36,956
Limited, Inc. .......................   48,500                  1,412,563
Paris Miki, Inc. ....................    1,100                     25,343
Sato Corp. ..........................    2,000                     35,445
Smith (W.H.) Group PLC ..............    1,800                     14,286
Tandy Corp. .........................   18,000                    741,375
Wal-Mart Stores, Inc. ...............   19,000                  1,547,312
                                                               ----------
                                                                7,637,381
                                                               ----------
 TOTAL CONSUMER CYCLICALS (3.9%)                               15,034,702
                                                               ----------
CONSUMER NONCYCLICALS
BEVERAGES (0.6%)
Coca-Cola Co. .......................   18,400                  1,230,500
Coca-Cola Enterprises, Inc. .........   27,500                    983,125
Diageo PLC ..........................    6,000                     68,284
Louis Dreyfus Citrus ................    1,000                     25,065
Mercian Corp. .......................    4,000                     16,340
Scottish & Newcastle PLC ............    5,000                     58,068
Whitbread PLC .......................    5,000                     64,016
                                                               ----------
                                                                2,445,398
                                                               ----------
CONTAINERS (0.0%)
Schmalbach Lubeca AG ................      880                    121,452
                                                               ----------

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                              NUMBER                VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   -----------------
DRUGS (2.0%)
Bristol-Myers Squibb Co. ...........     12,500               $1,672,656
Daiichi Pharmaceutical Co. .........      8,000                  135,330
Dura Pharmaceuticals, Inc.* ........     20,000                  303,750
Forest Laboratories, Inc.
  (Class A)* .......................      8,500                  452,094
Merck KGAA .........................      2,100                   94,509
Mylan Labs Inc. ....................     13,000                  409,500
Novartis AG ........................         40                   78,746
Orion-Yhtyma Oy (B Shares) .........      4,500                  108,022
Pfizer, Inc. .......................     14,000                1,756,125
Sankyo Co. Ltd. ....................      1,000                   21,888
Sanofi SA ..........................        800                  131,676
Santen Pharmaceutical Co. Ltd. .....      5,000                   96,145
Schering Plough Corp. ..............     40,600                2,243,150
Yamanouchi Pharmaceutical Co.
  Ltd. .............................      2,000                   64,510
                                                              ----------
                                                               7,568,101
                                                              ----------
FOODS (0.9%)
Barry Callebaut AG .................        560                  127,393
Campbell Soup Co. ..................     16,280                  895,400
Huhtamaki Oy Series I ..............      1,300                   49,461
Nestle SA ..........................        131                  285,593
Nutreco Holding N.V. ...............        500                   19,703
Orkla ASA ..........................      3,720                   55,550
Parmalat Finanziaria Spa ...........     12,000                   22,933
Rite Aid Corp. .....................     20,500                1,016,031
Tyson Foods, Inc. (Class A) ........     38,180                  811,325
                                                              ----------
                                                               3,283,389
                                                              ----------
HOSPITAL SUPPLIES & SERVICES (1.2%)
Columbia/HCA Healthcare Corp.            63,500                1,571,625
Medtronic, Inc. ....................     25,000                1,856,250
PT Tempo Scan Pacific* .............     23,000                    1,222
Sun International Hotels Ltd.* .....     10,000                  454,375
Tenet Healthcare Corp.* ............     26,100                  685,125
                                                              ----------
                                                               4,568,597
                                                              ----------
RETAIL--FOOD (0.5%)
Delhaize-Le Lion SA ................        980                   86,179
Familymart Co. .....................      1,500                   74,967
Food Lion, Inc. (Class A) ..........     32,900                  349,562
Kroger Co.* ........................     23,700                1,433,850
                                                              ----------
                                                               1,944,558
                                                              ----------
SOAPS & TOILETRIES (0.7%)
Avon Products, Inc. ................     30,560                1,352,280
Estee Lauder Companies
  (Class A) ........................      7,600                  649,800
Gillette Co. .......................     15,350                  741,597
Kao Corp. ..........................      6,000                  135,578
                                                              ----------
                                                               2,879,255
                                                              ----------
TOBACCO (1.0%)
Austria Tabakwerke AG ..............      2,300                  176,342
Japan Tobacco, Inc. ................         18                  180,239
Philip Morris Cos., Inc. ...........     57,400                3,070,900
Seita ..............................      2,500                  156,544
Swedish Match AB ...................     17,200                   62,675
Tabacalera SA-A ....................      7,400                  186,406
                                                              ----------
                                                               3,833,106
                                                              ----------
 TOTAL CONSUMER NONCYCLICALS (6.9%)                           26,643,856
                                                              ----------


                                              NUMBER                VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   -----------------
CREDIT SENSITIVE
BANKS (2.1%)
Allied Irish Bank ..................     20,000               $  356,727
Banca Nazionale del Lavoro
  (BNL)* ...........................     19,900                   59,513
Bancaria de Espana SA ..............      1,000                   25,858
Banco Bilbao Vizcaya SA ............     12,000                  187,869
Banco Central Hispanoamericano
  SA ...............................      6,000                   71,137
Banco Santander SA .................      5,940                  117,864
Bangkok Bank Public Co. Ltd.* ......      2,000                    4,127
Bank Austria AG ....................      1,050                   53,389
Bank of Ireland ....................     10,000                  222,351
Bank of Tokyo-Mitsubishi Ltd. ......      2,000                   20,736
BankAmerica Corp. ..................     40,176                2,415,582
Banque Nationale de Paris ..........      1,500                  123,499
Barclays PLC .......................      2,000                   43,127
Chase Manhattan Corp. ..............      6,000                  408,375
Citigroup, Inc. ....................     51,600                2,554,200
Dao Heng Bank Group Ltd. ...........      3,000                    9,274
Den Norske Bank ASA ................      4,000                   13,841
Erste Bank Der
  Oesterreichischen Sparkassen
  AG ...............................        740                   39,602
ForeningsSparbanken AB .............      1,800                   46,691
Istituto Bancario San Paolo di
  Torino Spa .......................      9,823                  173,469
National Bank of Canada ............      3,000                   48,406
Nordbanken Holding AB ..............      2,000                   12,846
PT Bank Dagang Nasional
  Indonesia Tbk* ...................   136,000                     1,275
Seventy-Seven Bank Co. Ltd. ........    11,000                   110,146
Shizuoka Bank Ltd. .................     3,000                    37,085
Skandinaviska Enskilda Banken
  (Series A) .......................     5,400                    57,030
Societe Generale ...................       300                    48,573
State Bank of India (GDR)+ .........     2,700                    22,613
Suncorp-Metway Ltd. ................     6,571                    30,584
Thai Farmers Bank Public Co.--
  Warrants (expire 09/15/02)* ......       375                        51
Toho Bank ..........................     1,000                     4,147
Unicredito Italiano Spa ............    17,400                   103,074
Wells Fargo Co. ....................    17,800                   710,887
Wing Hang Bank Ltd. ................    18,000                    44,842
Yamaguchi Bank .....................     7,000                    66,123
                                                              ----------
                                                               8,244,913
                                                              ----------
FINANCIAL SERVICES (1.8%)
Aiful Corp. ........................     2,100                   127,656
Associates First Capital Corp.
  (Class A) ........................    20,000                   847,500
CMAC Investment Corp. ..............    11,300                   519,094
Credit Saison Co. ..................     2,600                    64,165
Daiwa Securities Co. Ltd. ..........     2,000                     6,841
Garban PLC* ........................       367                     1,397
Household International, Inc. ......    37,900                 1,501,787
MBNA Corp. .........................    79,200                 1,975,050
Merrill Lynch & Co., Inc. ..........     8,100                   540,675
Morgan Stanley Dean Witter &
  Co. ..............................    16,100                 1,143,100
Nichiei Co. Ltd. ...................       400                    31,901

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                                                  NUMBER                VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   -----------------
Peregrine Investment Holdings
  Ltd.* ................................................................   52,000                 $        0
PMI Group, Inc. ........................................................    6,200                    306,125
Sanyo Shinpan Finance Co. Ltd. .........................................      400                     14,532
Worms Et Compagnie .....................................................      200                     11,629
                                                                                                  ----------
                                                                                                   7,091,452
                                                                                                  ----------
INSURANCE (1.2%)
Aegon N.V. .............................................................      400                     49,119
ASR Verzekeringsgroep N.V. .............................................    1,300                    117,685
Catalana Occidente SA ..................................................    2,800                     72,896
CGU PLC ................................................................    5,795                     90,731
Cia de Seguros Imperio, SA* ............................................    9,000                     73,359
Corporacion Mapfre .....................................................    3,000                     81,269
Everest Reinsurance Holdings,
  Inc. .................................................................   15,000                    584,062
Fortis Amev N.V. .......................................................    1,600                    132,574
Gallagher (Arthur J.) & Co. ............................................   10,000                    441,250
ING Groep N.V. .........................................................    3,000                    182,917
Irish Life PLC .........................................................   18,000                    170,111
Kingsway Financial Services* ...........................................    2,000                     15,615
Mediolanum Spa .........................................................   10,000                     74,085
Providian Financial Corp. ..............................................   15,750                  1,181,250
Royal & Sun Alliance Insurance
  Group PLC ............................................................    9,651                     78,803
Sampo Insurance Co. (A Shares)                                              2,000                     75,898
SunAmerica, Inc. .......................................................   14,500                  1,176,313
Trygg-Hansa AB (B Shares)* .............................................    3,800                    114,529
United Assurance Group PLC .............................................    8,100                     73,450
                                                                                                  ----------
                                                                                                   4,785,916
                                                                                                  ----------
MORTGAGE RELATED (0.1%)
Federal Home Loan Mortgage
  Corp. ................................................................    3,000                    193,313
                                                                                                  ----------
REAL ESTATE (0.0%)
Boardwalk Equities, Inc.* ..............................................    3,000                     32,986
Cheung Kong Holdings Ltd. ..............................................    4,000                     28,785
Daibiru Corp. ..........................................................    1,000                      6,380
Green Property PLC .....................................................   10,000                     56,517
Sumitomo Realty &
  Development Co. Ltd. .................................................    1,000                      3,252
                                                                                                  ----------
                                                                                                     127,920
                                                                                                  ----------
UTILITY--ELECTRIC (0.3%)
AES Corp.* .............................................................   23,100                  1,094,362
Cia Paranaense de Energia-Copel
  (ADR) ................................................................    7,000                     49,875
Electricidade de Portugal SA ...........................................      500                     11,013
Fortum Oyj* ............................................................    4,964                     30,180
Hong Kong Electric Holdings
  Ltd. .................................................................   20,000                     60,667
                                                                                                  ----------
                                                                                                   1,246,097
                                                                                                  ----------
UTILITY--GAS (0.1%)
Anglian Water PLC ......................................................    4,667                     64,446
Anglian Water PLC (B Shares)* ..........................................    5,000                      4,077
Scottish Power PLC .....................................................   10,000                    102,742
                                                                                                  ----------
                                                                                                     171,265
                                                                                                  ----------
UTILITY--TELEPHONE (0.6%)
British Telecommunications PLC                                             10,000                    150,661
Cable & Wireless PLC ...................................................   10,000                    122,958
France Telecom SA ......................................................      500                     39,717


                                                                                  NUMBER                VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   -----------------
Frontier Corp. .........................................................   38,000                 $1,292,000
Nippon Telegraph & Telephone
  Corp. ................................................................       18                    139,087
Swisscom AG* ...........................................................      500                    209,625
Telecom Italia Spa .....................................................   13,100                     82,395
Telecom Italia Spa .....................................................    8,000                     68,219
Telefonica de Espana ...................................................    4,000                    177,596
Telefonica S.A.--Bonus Rights* .........................................       80                         71
Telekom Malaysia BHD ...................................................    4,000                      7,366
Telekomunikacja Polska S.A.
  (GDR)* ...............................................................   15,500                     79,050
                                                                                                  ----------
                                                                                                   2,368,745
                                                                                                  ----------
 TOTAL CREDIT SENSITIVE (6.2%) .........................................                          24,229,621
                                                                                                  ----------
ENERGY
COAL & GAS PIPELINES (0.0%)
BG PLC .................................................................   18,529                    116,920
OMV AG .................................................................      300                     28,271
                                                                                                  ----------
                                                                                                     145,191
                                                                                                  ----------
OIL--DOMESTIC (0.9%)
Atlantic Richfield Co. .................................................    9,700                    632,925
Kerr-McGee Corp. .......................................................   22,000                    841,500
Louis Dreyfus Natural Gas
  Corp.* ...............................................................   30,000                    427,500
Tom Brown, Inc.* .......................................................   17,500                    175,547
USX-Marathon Group, Inc. ...............................................   40,800                  1,229,100
                                                                                                  ----------
                                                                                                   3,306,572
                                                                                                  ----------
OIL--INTERNATIONAL (0.2%)
British Petroleum Co. PLC ..............................................   11,100                    165,756
Gulf Indonesia Resources Ltd.* .........................................    3,200                     20,800
Oil Search Ltd. ........................................................      550                        556
Orogen Minerals Ltd. ...................................................    5,160                      5,315
Repsol SA ..............................................................    1,410                     75,103
Shell Transport & Trading Co.
  PLC ..................................................................   20,100                    123,489
Talisman Energy Inc.* ..................................................    1,000                     17,534
Total SA--B ............................................................    2,881                    291,734
                                                                                                  ----------
                                                                                                     700,287
                                                                                                  ----------
OIL--SUPPLIES & CONSTRUCTION (0.1%)
Fracmaster Ltd.+ .......................................................   10,700                     31,327
Fugro N.V. .............................................................    2,000                     46,861
Noble Drilling Corp.* ..................................................   34,500                    446,344
                                                                                                  ----------
                                                                                                     524,532
                                                                                                  ----------
 TOTAL ENERGY (1.2%) ...................................................                           4,676,582
                                                                                                  ----------
TECHNOLOGY
ELECTRONICS (2.6%)
Cisco Systems, Inc.* ...................................................   32,050                  2,974,641
Disco Corp. ............................................................      400                     11,697
Fujimi, Inc. ...........................................................      700                     24,316
Intel Corp. ............................................................   15,000                  1,778,437
Micron Technology, Inc.* ...............................................   12,500                    632,031
Micronics Japan Co. Ltd. ...............................................    1,000                     14,621
Motorola, Inc. .........................................................   29,000                  1,770,813
Nikon Corp. ............................................................    5,000                     48,737
Rohm Co. Ltd. ..........................................................    1,000                     91,183
Solectron Corp.* .......................................................   24,300                  2,258,381
Sterling Commerce, Inc.* ...............................................   10,000                    450,000
The Swatch Group AG ....................................................      540                     81,010
                                                                                                  ----------
                                                                                                  10,135,867
                                                                                                  ----------

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                NUMBER                VALUE
                                              OF SHARES              (NOTE 1)
                                        ---------------------   -----------------
OFFICE EQUIPMENT (1.8%)
Barco N.V. ..........................            469            $   131,597
Canon, Inc. .........................          1,000                 21,400
Ceridian Corp.* .....................         25,500              1,780,219
Compaq Computer Corp. ...............         45,100              1,891,381
Dell Computer Corp.* ................         33,800              2,473,737
Policy Management Systems
  Corp.* ............................         17,100                863,550
                                                                -----------
                                                                  7,161,884
                                                                -----------
OFFICE EQUIPMENT SERVICES (1.9%)
Computer Sciences Corp. .............          7,000                451,063
Data Communication System Co.                  1,200                 24,511
First Data Corp. ....................         40,800              1,292,850
Frontec AB (B Shares)* ..............         11,000                 47,148
Fuji Soft ABC, Inc. .................            800                 40,762
HBO & Co. ...........................         46,254              1,326,912
Mettler-Toledo International,
  Inc.* .............................          5,700                159,956
Microsoft Corp.* ....................         15,200              2,108,050
Misys PLC ...........................         14,000                101,968
Nippon System Development ...........          2,400                 74,435
Novell, Inc.* .......................         89,100              1,614,937
                                                                -----------
                                                                  7,242,592
                                                                -----------
TELECOMMUNICATIONS (2.5%)
AirTouch Communications, Inc.*                13,100                944,837
America Online, Inc. ................         13,100              2,096,000
Asia Satellite
  Telecommunications Holdings
  Ltd. ..............................         18,000                 32,063
Clearnet Communications, Inc.
  (Class A)* ........................         26,500                215,312
DDI Corp. ...........................             18                 66,992
Energis PLC* ........................          4,000                 89,182
Esprit Telecom Group PLC
  (ADR)* ............................          7,800                364,650
Fore Systems, Inc.* .................         33,100                606,144
Global TeleSystems Group, Inc.*               12,800                713,600
Helsinki Telephone Corp. ............          2,300                136,675
Keppel Telecommunications &
  Transportation Ltd. ...............         15,000                  9,909
MCI WorldCom, Inc.* .................         12,400                889,700
Mobistar SA* ........................            800                 40,150
NetCom Systems AB
  (B Shares)*+ ......................            400                 16,305
Nextel Communications, Inc.
  (Class A)* ........................         28,800                680,400
NTL, Inc.* ..........................         13,600                767,550
Orange PLC* .........................          9,000                104,597
PT Indosat ..........................         45,000                 58,641
PT Telekomunikasi Indonesia .........         33,000                 11,137
SK Telecom Co. Ltd. (ADR) ...........          3,999                 40,740
Tele-Communications TCI
  Ventures Group (Class A)* .........         73,000              1,720,062
Videsh Sanchar Nigam Ltd.
  (GDR)+ ............................          1,700                 20,825
Videsh Sanchar Nigam Ltd.
  (GDR) .............................          2,000                 22,500
Vodafone Group PLC ..................          7,300                118,545
                                                                -----------
                                                                  9,766,516
                                                                -----------
 TOTAL TECHNOLOGY (8.8%) ............                            34,306,859
                                                                -----------


                                                NUMBER                VALUE
                                              OF SHARES              (NOTE 1)
                                        ---------------------   -----------------
DIVERSIFIED
MISCELLANEOUS (0.7%)
BTR PLC (B Shares) ..................         20,000            $    11,481
Citic Pacific Ltd. ..................          7,000                 15,089
First Pacific Co. ...................         42,734                 20,409
Hagemeyer N.V. ......................          2,000                 73,060
Montedison Spa ......................         70,000                 92,924
Smith (Howard) Ltd. .................          4,000                 26,461
Suez Lyonnaise des Eaux .............            400                 82,154
Tyco International Ltd. .............         30,900              2,331,019
Vivendi .............................            950                246,444
                                                                -----------
 TOTAL DIVERSIFIED (0.7%) ...........                             2,899,041
                                                                -----------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (33.2%)
  (Cost $98,734,816) ................                           129,080,156
                                                                -----------
PREFERRED STOCKS:
BASIC MATERIALS (0.1%)
CHEMICALS
Henkel KGAA .........................          1,694                147,393
                                                                -----------
BUSINESS SERVICES (0.0%)
PRINTING, PUBLISHING &
  BROADCASTING
ProSieben Media AG ..................          1,600                 76,616
                                                                -----------
CONSUMER CYCLICALS (0.0%)
RETAIL--GENERAL
Hornbach Holding AG .................            920                 54,929
                                                                -----------
CONSUMER NONCYCLICALS (0.0%)
HOSPITAL SUPPLIES & SERVICES
Fresenius AG ........................            200                 42,004
                                                                -----------
TECHNOLOGY (0.1%)
TELECOMMUNICATIONS
Nokia Oyj (A Shares) ................          3,000                364,781
                                                                -----------
TOTAL PREFERRED STOCKS (0.2%)
  (Cost $316,410) ...................                               685,723
                                                                -----------
                                          PRINCIPAL
                                           AMOUNT
                                         -----------
LONG-TERM DEBT SECURITIES:
CONSUMER CYCLICALS (1.4%)
AUTO RELATED
Enterprise Rent-A-Car
  6.8%, 02/15/08+ ...................    $5,500,000               5,397,150
                                                                -----------
CONSUMER NONCYCLICALS (1.8%)
MEDIA & CABLE
Time Warner Entertainment Co.
  8.375%, 03/15/23 ..................     5,625,000               6,828,638
                                                                -----------
CREDIT SENSITIVE
ASSET BACKED (2.7%)
Chase Credit Card Master Trust
  6.0%, 08/15/05 ....................     5,000,000               5,068,750
First USA Credit Card Master
  Trust Series 1998-9 (Class A)
  5.28%, 09/18/06 ...................     5,200,000               5,200,000
                                                                -----------
                                                                 10,268,750
                                                                -----------
BANKS (2.1%)
Chase Manhattan Corp.
  8.625%, 05/01/02 ..................     5,500,000               6,001,545
St. George Bank Ltd.
  7.15%, 10/15/05+ ..................     2,000,000               2,078,340
                                                                -----------
                                                                  8,079,885
                                                                -----------

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998




                                          PRINCIPAL          VALUE
                                           AMOUNT           (NOTE 1)
                                       --------------   ---------------
FINANCIAL SERVICES (0.4%)
Household Finance Corp.
  6.5%, 11/15/08 ...................    $ 1,625,000        $  1,687,160
                                                           ------------
MORTGAGE RELATED (15.9%)
Federal Home Loan Mortgage
  Corp.
  7.5%, 04/01/28 ...................      2,603,868           2,673,035
Federal National Mortgage
  Association:
  6.0%, 11/01/10 ...................     11,910,909          11,925,797
  6.5%, 01/01/11 ...................      2,692,031           2,728,206
  7.0%, 04/01/12 ...................      6,029,997           6,158,134
  7.0%, 05/01/26 ...................      1,677,600           1,710,104
  7.0%, 09/01/27 ...................      1,902,729           1,939,595
  6.5%, 03/01/28 ...................      1,956,316           1,967,320
  7.0%, 05/01/28 ...................      2,266,822           2,310,742
  6.5%, 09/01/28 ...................      2,234,133           2,246,700
  6.5%, 10/01/28 ...................      1,984,434           1,995,596
  8.0%, 12/01/28 ...................      4,100,000           4,245,222
Government National Mortgage
  Association:
  7.0%, 12/15/25 ...................     10,050,000          10,279,240
  7.0%, 07/15/27 ...................      1,942,712           1,987,026
  7.0%, 02/15/28 ...................      6,530,946           6,679,917
  6.5%, 03/15/28 ...................      1,552,384           1,567,427
  6.5%, 05/15/28 ...................        187,158             188,972
  6.5%, 07/15/28 ...................      1,187,124           1,198,628
                                                           ------------
                                                             61,801,661
                                                           ------------
UTILITY--ELECTRIC (2.1%)
Consolidated Edison, Inc.
  Series 97-B
  6.45%, 12/01/07 ..................      4,350,000           4,624,006
Texas Utilities Co. (Series C)
  6.375%, 01/01/08+ ................      3,600,000           3,682,613
                                                           ------------
                                                              8,306,619
                                                           ------------
U.S. GOVERNMENT (25.2%)
U.S. Treasury:
  6.0% Note, 08/15/00 ..............     26,350,000          26,893,469
  6.25% Note, 04/30/01 .............     15,600,000          16,150,883
  6.5% Note, 08/31/01 ..............      7,100,000           7,421,722
  6.5% Note, 05/31/02 ..............      8,360,000           8,827,642
  5.75% Note, 08/15/03 .............        760,000             793,607
  4.25% Note, 11/15/03 .............      7,325,000           7,228,859
  6.875% Note, 05/15/06 ............      7,530,000           8,511,257


                                          PRINCIPAL          VALUE
                                           AMOUNT           (NOTE 1)
                                       --------------   ---------------
  5.625% Note, 05/15/08 ............    $   250,000        $    266,719
  6.125% Bond, 11/15/27 ............     13,340,000          14,940,800
  5.25% Bond, 11/15/28 .............      6,610,000           6,775,250
                                                           ------------
                                                             97,810,208
                                                           ------------
  TOTAL CREDIT SENSITIVE (48.4%)                            187,954,283
                                                           ------------
TECHNOLOGY (0.8%)
ELECTRONICS
Motorola, Inc.
  6.5%, 11/15/28 ...................      3,000,000           3,030,690
                                                           ------------
TOTAL LONG-TERM DEBT SECURITIES (52.4%)
  (Amortized Cost $200,280,375)                             203,210,761
                                                           ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Mortgage
  Corp.:
  4.7%, due 01/04/99 ...............     35,900,000          35,885,938
  5.1%, due 01/14/99 ...............     20,000,000          19,963,312
                                                           ------------
  TOTAL U.S. GOVERNMENT AGENCIES (14.4%)                     55,849,250
                                                           ------------
TOTAL SHORT-TERM DEBT SECURITIES (14.4%)
  (Amortized Cost $55,849,250) .....                         55,849,250
                                                           ------------
TOTAL INVESTMENTS (100.2%)
  (Cost/Amortized Cost $355,180,851)                        388,825,890
OTHER ASSETS
  LESS LIABILITIES (-0.2%) .........                           (731,851)
                                                           ------------
NET ASSETS (100.0%) ................                       $388,094,039
                                                         ==============


DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
As a Percentage of Total Investments
Canada .....................................       0.1%
France .....................................       0.5
Germany ....................................       0.3
Japan ......................................       0.9
Netherlands ................................       0.3
New Zealand & Australia ....................       0.6
Scandinavia ................................       0.4
Southeast Asia .............................       0.2
Switzerland ................................       0.3
United Kingdom .............................       1.0
United States** ............................      94.2
Other European Countries ...................       1.2
                                                 -----
                                                 100.0%
                                                 =====

----------
*     Non-income producing.
**    Includes Short-Term Debt Securities of 14.4%.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1998, these securities amounted to $11,292,312 or 2.9% of net assets.
      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt




                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
COMMON STOCKS AND OTHER
  INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.4%)
Akzo Nobel N.V. ....................         20,000           $  910,592
Bayer AG ...........................         40,500            1,699,955
Ciba Specialty Chemicals AG ........          3,000              251,549
Georgia Gulf Corp. .................        136,000            2,184,500
Hitachi Chemical Co. Ltd. ..........        159,000            1,197,608
Johnson Matthey PLC ................         40,000              270,207
Nippon Chemi-Con Corp. .............         62,000              202,180
Toagosei Co. Ltd. ..................        158,000              296,819
Yule Catto & Company PLC ...........         70,000              285,348
                                                              ----------
                                                               7,298,758
                                                              ----------
CHEMICALS--SPECIALTY (0.3%)
Great Lakes Chemical Corp. .........         63,500            2,540,000
NGK Insulators .....................         92,000            1,187,807
Solutia Inc. .......................         62,500            1,398,437
                                                              ----------
                                                               5,126,244
                                                              ----------
METALS & MINING (0.0%)
Nord Resources Corp.* ..............         27,939               27,939
Randgold Resources Ltd.
  (GDR)* ...........................         30,300               75,750
Randgold Resources Ltd.
  (GDR)--Rights* ...................         30,300                    0
Toho Titanium ......................         11,000               60,532
                                                              ----------
                                                                 164,221
                                                              ----------
PAPER (0.1%)
Buhrmann N.V. ......................         42,400              758,635
Mayr-Melnhof Karton AG+ ............          6,756              315,747
Nippon Paper Industries Co. ........          6,000               27,328
UPM-Kymmene Oyj ....................         25,320              705,133
                                                              ----------
                                                               1,806,843
                                                              ----------
STEEL (0.0%)
Koninklijke Hoogovens N.V. .........         20,000              553,810
NatSteel Ltd. ......................        220,000              241,333
Pohang Iron & Steel Co. Ltd.
  (ADR) ............................         15,000              253,125
                                                              ----------
                                                               1,048,268
                                                              ----------
  TOTAL BASIC MATERIALS (0.8%) .....                          15,444,334
                                                              ----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.8%)
Republic Services, Inc.
  (Class A)* .......................        203,500            3,752,031
Waste Management, Inc. .............        256,730           11,970,036
                                                              ----------
                                                              15,722,067
                                                              ----------
PRINTING, PUBLISHING &
  BROADCASTING (2.9%)
Cablevision Systems Corp.
  (Class A)* .......................        134,000            6,725,125
CBS Corp. ..........................        567,500           18,585,625
Comcast Corp. (Class A) SPL ........         38,000            2,230,125
Fox Entertainment Group, Inc.
  (Class A)* .......................        103,200            2,599,350
Grupo Televisa S.A. (GDR)* .........         30,000              740,625
Liberty Media Group (Class A)*              221,650           10,209,753
MediaOne Group, Inc.* ..............         69,000            3,243,000


                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
New Straits Times Press BHD ........        65,000            $   31,961
Nippon Television Network
  Corp. ............................           960               283,279
Reed International PLC .............        70,000               547,403
Seat Pagine Gialle Spa* ............     2,650,000             2,500,151
Tele-Communications, Inc.
  (Class A)* .......................        96,000             5,310,000
Tokyo Broadcasting System, Inc.             22,000               246,221
United News & Media PLC ............        60,000               526,106
USA Networks, Inc.* ................         9,500               314,687
Viacom, Inc. (Class B)* ............        32,600             2,412,400
                                                              ----------
                                                              56,505,811
                                                              ----------
PROFESSIONAL SERVICES (0.3%)
Cordiant Communications Group
  PLC ..............................       200,000               349,406
Marlborough International PLC*               8,600                27,500
Meitec Corp. .......................        20,000               499,779
Modis Professional Services, Inc.*          48,458               702,641
Nielsen Media Research, Inc. .......       149,500             2,691,000
Vedior N.V. ........................         7,104               139,969
WPP Group PLC ......................       150,000               912,823
                                                              ----------
                                                               5,323,118
                                                              ----------
TRUCKING, SHIPPING (0.2%)
Bergesen Dy ASA (A Shares) .........        47,300               566,303
Frontline Ltd.* ....................        45,689                87,162
Frontline Ltd.--Warrants
  (expire 05/11/01)* ...............        26,628                     0
Irish Continental Group PLC ........        36,000               425,665
Knightsbridge Tankers Ltd. .........        64,500             1,342,406
OMI Corp.* .........................       335,000             1,088,750
                                                              ----------
                                                               3,510,286
                                                              ----------
  TOTAL BUSINESS SERVICES (4.2%)                              81,061,282
                                                              ----------
CAPITAL GOODS
AEROSPACE (0.2%)
British Aerospace PLC ..............       100,000               847,726
Loral Space & Communications*              120,000             2,137,500
Senior Engineering Group PLC .......       130,000               248,744
                                                              ----------
                                                               3,233,970
                                                              ----------
BUILDING & CONSTRUCTION (0.3%)
ABB AG .............................           300               352,169
Beazer Group PLC ...................       187,000               476,041
Bouygues ...........................        10,708             2,206,926
Daito Trust Construction Co.
  Ltd. .............................         2,800                24,291
Groupe GTM .........................         9,953             1,032,783
National House Industrial Co.
  Ltd. .............................        53,000               451,334
Technip SA .........................        10,350               973,987
Toda Corp. .........................        10,000                48,471
                                                              ----------
                                                               5,566,002
                                                              ----------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.7%)
BPB PLC ............................       110,000               415,918
Fujikura Ltd. ......................        34,000               182,579
Holderbank Financiere Glarus
  AG--B ............................         1,385             1,642,005
Lafarge SA .........................         6,000               569,997
Louisiana-Pacific Corp. ............        30,000               549,375

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
Martin Marietta Materials, Inc. .....   120,000                $7,462,500
Matsushita Electric Works Ltd. ......   104,000                 1,064,422
Nichiha Corp. .......................     9,700                    88,619
Rugby Group PLC .....................   447,460                   692,386
Unidare PLC .........................    85,500                   222,537
Unidare PLC--Units ..................     4,500                    11,713
                                                               ----------
                                                               12,902,051
                                                               ----------
ELECTRICAL EQUIPMENT (1.3%)
Daikin Industries Ltd. ..............   140,000                 1,389,455
General Electric Co. ................   209,900                21,422,919
Johnson Electric Holdings Ltd. ......   500,000                 1,284,327
Legrand SA ..........................     3,800                 1,006,852
Schneider SA ........................    10,000                   606,494
Sumitomo Electric Industries ........    56,000                   630,713
                                                               ----------
                                                               26,340,760
                                                               ----------
MACHINERY (1.5%)
AlliedSignal, Inc. ..................   138,400                 6,132,850
Bodycote International PLC ..........    30,000                   410,552
FKI PLC .............................   100,000                   222,954
Fujitec Co. Ltd. ....................    96,000                   619,300
IHC Caland N.V. .....................     8,000                   332,286
Keyence Corp. .......................     1,300                   160,124
KSB AG ..............................     2,600                   441,524
Legris Industries SA ................    17,300                   847,745
Misumi Corp. ........................    11,900                   226,717
Mori Seiki Co. Ltd. .................     8,000                    90,740
Nitta Corp. .........................     8,000                    45,654
Nitto Kohki Co. Ltd. ................     3,100                    25,547
Pall Corp. ..........................    12,000                   303,750
Schindler Holding AG
  Participating Certificate .........       915                 1,467,736
Schindler Holding AG
  Registered ........................       450                   767,772
Siebe PLC ...........................   220,000                   867,525
SMC Corp. ...........................     6,000                   479,575
Stork N.V. ..........................    18,000                   411,204
TI Group PLC ........................   123,795                   666,844
United Technologies Corp. ...........   121,900                13,256,625
Valmet Oyj ..........................    31,000                   413,418
Vestas Wind Systems A/S* ............     4,000                   214,314
                                                               ----------
                                                               28,404,756
                                                               ----------
  TOTAL CAPITAL GOODS (4.0%) ........                          76,447,539
                                                               ----------
CONSUMER CYCLICALS
AIRLINES (0.0%)
Continental Airlines, Inc.
  (Class B)* ........................         2                        79
KLM .................................     8,000                   241,973
Virgin Express Holdings PLC
  (ADR)* ............................    10,400                    83,200
                                                               ----------
                                                                  325,252
                                                               ----------
APPAREL, TEXTILE (0.1%)
Carli Gry International A/S .........     1,200                    72,402
Onward Kashiyama Co. Ltd. ...........    79,000                 1,062,667
                                                               ----------
                                                                1,135,069
                                                               ----------
AUTO RELATED (0.2%)
Continental AG ......................    55,000                 1,528,053
Minebea Co. Ltd. ....................    25,000                   286,664


                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
NGK Spark Plug Co. ..................    14,000                $  142,791
Sumitomo Rubber Industries,
  Inc. ..............................   129,000                   616,136
                                                               ----------
                                                                2,573,644
                                                               ----------
AUTOS & TRUCKS (0.1%)
Bajaj Auto Ltd. (GDR) ...............     7,500                   113,438
Honda Motor Co. Ltd. ................    23,000                   756,136
UMW Holdings BHD ....................   170,000                   125,230
Volkswagen AG .......................     6,000                   485,329
                                                               ----------
                                                                1,480,133
                                                               ----------
FOOD SERVICES, LODGING (0.1%)
Accor SA ............................     2,200                   476,250
Choice Hotels Scandinavia ASA .......   108,000                   152,039
Compass Group PLC ...................    90,000                 1,030,997
                                                               ----------
                                                                1,659,286
                                                               ----------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.4%)
Aiwa Co. Ltd. .......................    15,000                   396,101
Fisher & Paykel Industries Ltd. .....   120,000                   432,823
Hunter Douglas N.V. .................    20,298                   672,312
Koninklijke Philips Electronics
  N.V. ..............................     8,000                   536,770
Moulinex* ...........................    17,000                   261,562
Rubbermaid, Inc. ....................   166,000                 5,218,625
Sony Corp. ..........................    11,000                   802,215
                                                               ----------
                                                                8,320,408
                                                               ----------
LEISURE RELATED (2.0%)
Amer Group Ltd.* ....................    25,000                   258,387
Berjaya Sports Toto BHD .............   140,000                   122,210
Canal Plus ..........................     2,000                   545,666
Carnival Corp. (Class A) ............   179,100                 8,596,800
Cendant Corp.* ......................   185,300                 3,532,281
Cyrk, Inc.* .........................   220,600                 1,654,500
Disney (Walt) Co. ...................    82,900                 2,487,000
Granada Group PLC ...................    88,900                 1,571,599
Harley-Davidson, Inc. ...............   230,500                10,919,938
Hoyts Cinemas Group .................    30,000                    25,184
Ladbroke Group PLC ..................   279,118                 1,121,543
MGM Grand, Inc.* ....................   120,000                 3,255,000
Mirage Resorts, Inc.* ...............   156,100                 2,331,744
Nelvana Ltd.*+ ......................     8,000                   149,642
Nintendo Co. Ltd. ...................    13,700                 1,329,331
Nippon Broadcasting System ..........     5,000                   200,266
SHIMANO, INC. .......................    18,000                   464,953
Thomson Travel Group PLC ............   150,000                   409,304
VTech Holdings Ltd. .................    50,000                   218,142
                                                               ----------
                                                               39,193,490
                                                               ----------
PHOTO & OPTICAL (0.1%)
Essilor International ...............       500                   196,798
Fuji Photo Film Co. .................    37,000                 1,377,049
Gretag Imaging Group* ...............     9,000                   774,335
Noritsu Koki Co. Ltd. ...............    10,200                   221,444
                                                               ----------
                                                                2,569,626
                                                               ----------
RETAIL--GENERAL (3.0%)
Aldeasa SA ..........................    22,000                   863,777
BAA PLC .............................   108,800                 1,269,895
Boots Co. PLC .......................    74,700                 1,272,095

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
Carrefour ..........................           500            $   377,404
Circuit City Stores-Circuit City
  Group ............................       159,300              7,955,044
Dixons Group PLC ...................        28,363                399,004
Genesis Direct, Inc.* ..............        94,400                737,500
Home Depot, Inc. ...................       107,900              6,602,131
Japan Airport Terminal Co. Ltd.             38,000                234,027
Kingfisher PLC .....................       152,326              1,648,665
Kohl's Corp.* ......................       137,800              8,466,087
Koninklijke Ahold NV ...............        10,000                369,562
Limited, Inc. ......................       312,500              9,101,562
Paris Miki, Inc. ...................         4,400                101,374
Sato Corp. .........................        16,000                283,562
Smith (W.H.) Group PLC .............        22,500                178,571
Tandy Corp. ........................       135,000              5,560,313
Wal-Mart Stores, Inc. ..............       156,400             12,736,825
                                                              -----------
                                                               58,157,398
                                                              -----------
  TOTAL CONSUMER CYCLICALS (6.0%)                             115,414,306
                                                              -----------
CONSUMER NONCYCLICALS
BEVERAGES (1.0%)
Coca-Cola Co. ......................       129,600              8,667,000
Coca-Cola Enterprises, Inc. ........       186,000              6,649,500
Diageo PLC .........................        60,000                682,839
Fomento Economico Mexico
  ADR ..............................        20,000                532,500
Louis Dreyfus Citrus ...............         1,000                 25,065
Mercian Corp. ......................        48,000                196,083
Scottish & Newcastle PLC ...........       100,000              1,161,359
Whitbread PLC ......................        92,500              1,184,299
                                                              -----------
                                                               19,098,645
                                                              -----------
CONTAINERS (0.0%)
Schmalbach Lubeca AG ...............         8,300              1,145,515
                                                              -----------
DRUGS (2.5%)
Bristol-Myers Squibb Co. ...........        86,200             11,534,637
Daiichi Pharmaceutical Co. .........        79,000              1,336,385
Forest Laboratories, Inc.
  (Class A)* .......................        45,000              2,393,438
Merck KGAA .........................        18,700                841,584
Mylan Labs Inc. ....................        55,000              1,732,500
Novartis AG ........................           300                590,594
Orion-Yhtyma Oy (B Shares) .........        37,800                907,387
Pfizer, Inc. .......................        79,500              9,972,281
Sankyo Co. Ltd. ....................        17,000                372,087
Sanofi SA ..........................         9,000              1,481,349
Santen Pharmaceutical Co. Ltd. .....        42,000                807,621
Schering Plough Corp. ..............       285,200             15,757,300
Yamanouchi Pharmaceutical Co.
  Ltd. .............................        16,000                516,083
                                                              -----------
                                                               48,243,246
                                                              -----------
FOODS (1.4%)
Avonmore Waterford Group
  PLC ..............................        20,000                 62,467
Barry Callebaut AG .................         5,400              1,228,436
Campbell Soup Co. ..................       129,090              7,099,950
Huhtamaki Oy Series I ..............        11,550                439,443
Nestle SA ..........................         1,150              2,507,109
Nutreco Holding N.V. ...............         3,900                153,682
Orkla ASA ..........................        33,200                495,770
Parmalat Finanziaria Spa ...........       100,000                191,110


                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
Rite Aid Corp. .....................   173,000                $ 8,574,313
Tyson Foods, Inc. (Class A) ........   286,400                  6,086,000
                                                              -----------
                                                               26,838,280
                                                              -----------
HOSPITAL SUPPLIES & SERVICES (1.7%)
Columbia/HCA Healthcare Corp.          421,700                 10,437,075
Medtronic, Inc. ....................   184,300                 13,684,275
PT Tempo Scan Pacific* .............   206,000                     10,944
Sun International Hotels Ltd.* .....    71,600                  3,253,325
Tenet Healthcare Corp.* ............   182,700                  4,795,875
                                                              -----------
                                                               32,181,494
                                                              -----------
RETAIL--FOOD (0.7%)
Delhaize-Le Lion SA ................     8,800                    773,850
Familymart Co. .....................    12,900                    644,714
Food Lion, Inc. (Class A) ..........   254,400                  2,703,000
Kroger Co.* ........................   159,000                  9,619,500
Seven-Eleven Japan Co. Ltd. ........     5,200                    419,318
                                                              -----------
                                                               14,160,382
                                                              -----------
SOAPS & TOILETRIES (1.1%)
Avon Products, Inc. ................   214,900                  9,509,325
Estee Lauder Companies
  (Class A) ........................    53,225                  4,550,737
Gillette Co. .......................   106,700                  5,154,944
Kao Corp. ..........................    66,000                  1,491,360
                                                              -----------
                                                               20,706,366
                                                              -----------
TOBACCO (1.4%)
Austria Tabakwerke AG ..............    12,300                    943,047
Japan Tobacco, Inc. ................       150                  1,501,994
Philip Morris Cos., Inc. ...........   407,400                 21,795,900
Seita ..............................    27,700                  1,734,502
Swedish Match AB ...................   111,801                    407,389
Tabacalera SA--A ...................    70,000                  1,763,299
                                                              -----------
                                                               28,146,131
                                                              -----------
  TOTAL CONSUMER
     NONCYCLICALS (9.8%) ...........                          190,520,059
                                                              -----------
CREDIT SENSITIVE
BANKS (3.3%)
Allied Irish Bank ..................   225,000                  4,013,178
Banca Nazionale del Lavoro
  (BNL)* ...........................    20,000                     55,881
Banca Nazionale del Lavoro
  (BNL)* ...........................   170,000                    508,406
Bancaria de Espana SA ..............    10,000                    258,584
Banco Bilbao Vizcaya SA ............   164,700                  2,578,508
Banco Central Hispanoamericano
  SA ...............................    60,000                    711,371
Banco Santander SA .................    58,200                  1,154,827
Bangkok Bank Public Co. Ltd.* ......    20,000                     41,265
Bank Austria AG ....................     6,305                    320,587
Bank of Ireland ....................    60,000                  1,334,107
Bank of Tokyo-Mitsubishi Ltd. ......    15,000                    155,516
BankAmerica Corp. ..................   272,727                 16,397,711
Banque Nationale de Paris ..........    13,700                  1,127,961
Barclays PLC .......................    18,000                    388,140
BPI-SGPS, SA .......................    12,800                    434,580
Chase Manhattan Corp. ..............    38,300                  2,606,794
Citigroup, Inc. ....................   368,000                 18,216,000
Dao Heng Bank Group Ltd. ...........    30,000                     92,743

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
Erste Bank Der
  Oesterreichischen Sparkassen
  AG ................................           3,730          $   199,614
ForeningsSparbanken AB ..............          17,300              448,754
Istituto Bancario San Paolo di
  Torino Spa ........................          88,511            1,563,061
National Bank of Canada .............          30,000              484,060
Nordbanken Holding AB+ ..............          20,000              128,462
PT Bank Dagang Nasional
  Indonesia Tbk* ....................       1,230,000               11,531
Seventy-Seven Bank Co. Ltd. .........         123,000            1,231,635
Shizuoka Bank Ltd. ..................          25,000              309,038
Skandinaviska Enskilda Banken
  (Series A) ........................          56,000              591,421
Societe Generale ....................           6,000              971,464
State Bank of India (GDR) ...........          27,000              226,125
Suncorp-Metway Ltd. .................          32,858              152,936
Thai Farmers Bank Public Co.--
  Warrants (expire 09/15/02)* .......           2,875                  388
Toho Bank ...........................          10,000               41,471
Unicredito Italiano Spa .............         340,500            2,017,053
United Overseas Bank Ltd. ...........           4,000               25,697
Wells Fargo Co. .....................         118,100            4,716,619
Wing Hang Bank Ltd. .................         161,000              401,084
Yamaguchi Bank ......................          70,000              661,232
                                                               -----------
                                                                64,577,804
                                                               -----------
FINANCIAL SERVICES (2.8%)
Aiful Corp. .........................          19,600            1,191,458
Associates First Capital Corp.
  (Class A) .........................         148,200            6,279,975
CMAC Investment Corp. ...............          65,900            3,027,281
Credit Saison Co. ...................          26,000              641,648
Daiwa Securities Co. Ltd. ...........          16,000               54,728
Garban PLC* .........................           3,663               13,957
Household International, Inc. .......         276,500           10,956,312
MBNA Corp. ..........................         657,375           16,393,289
Merrill Lynch & Co., Inc. ...........          65,800            4,392,150
Morgan Stanley Dean Witter &
  Co. ...............................         111,400            7,909,400
Nichiei Co. Ltd. ....................           3,500              279,132
Peregrine Investment Holdings
  Ltd.* .............................         472,000                    0
PMI Group, Inc. .....................          48,600            2,399,625
Sanyo Shinpan Finance Co. Ltd. ......           3,000              108,994
Worms Et Compagnie ..................           2,500              145,362
                                                               -----------
                                                                53,793,311
                                                               -----------
INSURANCE (1.8%)
Aegon N.V. ..........................           5,000              613,984
ASR Verzekeringsgroep N.V. ..........          12,000            1,086,320
Catalana Occidente SA ...............           2,060               53,631
CGU PLC .............................          52,032              814,650
Cia de Seguros Imperio, SA* .........          98,000              798,793
Corporacion Mapfre ..................          24,000              650,155
Everest Reinsurance Holdings,
  Inc. ..............................         100,000            3,893,750
Fortis Amev N.V. ....................          18,000            1,491,453
Gallagher (Arthur J.) & Co. .........          65,000            2,868,125
ING Groep N.V. ......................          44,000            2,682,784



                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
Irish Life PLC ......................     100,000              $   945,060
Kingsway Financial Services* ........      20,000                  156,148
Mediolanum Spa ......................      70,000                  518,597
Providian Financial Corp. ...........     130,500                9,787,500
Royal & Sun Alliance Insurance
  Group PLC .........................     100,936                  824,171
Sampo Insurance Co. (A Shares)             22,000                  834,878
SunAmerica, Inc. ....................      89,000                7,220,125
Trygg-Hansa AB (B Shares)* ..........       3,600                  108,501
United Assurance Group PLC ..........      71,600                  649,263
                                                               -----------
                                                                35,997,888
                                                               -----------
MORTGAGE RELATED (0.1%)
Freddie Mac .........................      20,000                1,288,750
                                                               -----------
REAL ESTATE (0.1%)
Boardwalk Equities, Inc.* ...........      26,000                  285,882
Cheung Kong Holdings Ltd. ...........      40,000                  287,844
City Developments Ltd. ..............       4,000                   17,333
Daibiru Corp. .......................       4,000                   25,521
Green Property PLC ..................     120,000                  678,208
Sumitomo Realty &
  Development Co. Ltd. ..............      14,000                   45,529
                                                               -----------
                                                                 1,340,317
                                                               -----------
UTILITY--ELECTRIC (0.5%)
AES Corp.* ..........................     187,400                8,878,075
Cia Paranaense de Energia-Copel
  (ADR) .............................      54,000                  384,750
Electricidade de Portugal SA ........       5,000                  110,134
Fortum Oyj* .........................      44,938                  273,209
Hong Kong Electric Holdings
  Ltd. ..............................     179,000                  542,967
                                                               -----------
                                                                10,189,135
                                                               -----------
UTILITY--GAS (0.2%)
Anglian Water PLC ...................     120,027                1,657,551
Anglian Water PLC (B Shares)* .......     128,600                  104,845
Scottish Power PLC ..................     220,000                2,260,324
                                                               -----------
                                                                 4,022,720
                                                               -----------
UTILITY--TELEPHONE (1.0%)
British Telecommunications PLC            186,600                2,811,326
Cable & Wireless PLC ................      90,000                1,106,619
Frontier Corp. ......................     225,000                7,650,000
Nippon Telegraph & Telephone
  Corp. .............................         185                1,429,508
Swisscom AG* ........................       5,000                2,096,245
Telecom Italia Spa ..................      84,000                  716,299
Telecom Italia Spa ..................     110,800                  696,898
Telefonica de Espana ................      40,000                1,775,964
Telefonica S.A.--Bonus Rights* ......         800                      709
Telekom Malaysia BHD ................      38,500                   70,902
Telekomunikacja Polska S.A.
  (GDR)* ............................     155,000                  790,500
                                                               -----------
                                                                19,144,970
                                                               -----------
  TOTAL CREDIT SENSITIVE (9.8%) .....                          190,354,895
                                                               -----------
ENERGY
COAL & GAS PIPELINES (0.1%)
BG PLC ..............................     164,117                1,035,596
OMV AG ..............................       1,400                  131,935
                                                               -----------
                                                                 1,167,531
                                                               -----------

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
OIL--DOMESTIC (1.0%)
Apache Corp. .......................         30,000           $   759,375
Atlantic Richfield Co. .............         65,500             4,273,875
Louis Dreyfus Natural Gas
  Corp.* ...........................        245,400             3,496,950
Tom Brown, Inc.* ...................        141,000             1,414,406
USX-Marathon Group, Inc. ...........        278,200             8,380,775
                                                              -----------
                                                               18,325,381
                                                              -----------
OIL--INTERNATIONAL (0.3%)
British Petroleum Co. PLC ..........         98,700             1,473,882
Gulf Indonesia Resources Ltd.* .....         17,900               116,350
Oil Search Ltd. ....................          5,600                 5,662
Repsol SA ..........................         13,950               743,044
Shell Transport & Trading Co.
  PLC ..............................        178,950             1,099,419
Talisman Energy, Inc.* .............          1,000                17,534
Total SA--B ........................         26,234             2,656,489
                                                              -----------
                                                                6,112,380
                                                              -----------
OIL--SUPPLIES & CONSTRUCTION (0.2%)
Fracmaster Ltd. ....................         92,800               271,698
Fugro N.V. .........................         10,000               234,304
Noble Drilling Corp.* ..............        292,100             3,779,044
Stolt Comex Seaway, S.A. (ADR)*              50,000               281,250
                                                              -----------
                                                                4,566,296
                                                              -----------
  TOTAL ENERGY (1.6%) ..............                           30,171,588
                                                              -----------
TECHNOLOGY
ELECTRONICS (4.3%)
Altera Corp.* ......................         11,900               724,413
Cisco Systems, Inc.* ...............        258,500            23,992,031
Disco Corp. ........................          4,000               116,970
Fujimi, Inc. .......................          6,000               208,418
Intel Corp. ........................        114,800            13,610,975
Micron Technology, Inc.* ...........         88,400             4,469,725
Micronics Japan Co. Ltd. ...........          7,000               102,348
Motorola, Inc. .....................        189,500            11,571,344
Murata Manufacturing Co., Ltd. .....          7,000               290,917
Nikon Corp. ........................         60,000               584,847
Rohm Co. Ltd. ......................         10,000               911,830
Sanmina Corp.* .....................         88,400             5,525,000
Solectron Corp.* ...................        181,600            16,877,450
Sterling Commerce, Inc.* ...........         75,000             3,375,000
TDK Corp. ..........................          2,000               183,075
The Swatch Group AG ................          4,850               727,588
Tokyo Cathode Laboratory Co. .......          4,100                27,757
Yokogawa Electric Corp. ............         12,000                59,548
                                                              -----------
                                                               83,359,236
                                                              -----------
OFFICE EQUIPMENT (2.9%)
Barco N.V. .........................          4,314             1,210,466
Canon, Inc. ........................         10,000               214,001
Ceridian Corp.* ....................        181,300            12,657,006
Compaq Computer Corp. ..............        361,300            15,152,019
Dell Computer Corp.* ...............        259,400            18,984,837
Policy Management Systems
  Corp.* ...........................        157,300             7,943,650
                                                              -----------
                                                               56,161,979
                                                              -----------
OFFICE EQUIPMENT SERVICES (2.7%)
Computer Sciences Corp. ............         48,000             3,093,000
Data Communication System Co.                11,700               238,977


                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
First Data Corp. ...................       312,200            $ 9,892,837
Frontec AB (B Shares)* .............       105,000                450,051
Fuji Soft ABC, Inc. ................        11,900                606,336
HBO & Co. ..........................       330,923              9,493,354
Mettler-Toledo International,
  Inc.* ............................        45,900              1,288,069
Microsoft Corp.* ...................       108,500             15,047,594
Misys PLC ..........................       125,000                910,431
Nippon System Development ..........        29,000                899,424
Novell, Inc.* ......................       573,400             10,392,875
                                                              -----------
                                                               52,312,948
                                                              -----------
TELECOMMUNICATIONS (3.4%)
AirTouch Communications, Inc.*              90,000              6,491,250
America Online, Inc. ...............        89,000             14,240,000
Asia Satellite Telecommunications
  Holdings Ltd. ....................       120,000                213,753
Clearnet Communications, Inc.
  (Class A)* .......................        75,000                609,375
DDI Corp. ..........................           140                521,046
Energis PLC* .......................        40,000                891,817
Esprit Telecom Group PLC
  (ADR)* ...........................        65,100              3,043,425
Fore Systems, Inc.* ................       270,900              4,960,856
Global TeleSystems Group, Inc.*             77,700              4,331,775
Helsinki Telephone Corp. ...........        18,300              1,087,459
Hyperion Telecommunications,
  Inc. (Class A)* ..................        74,100              1,120,763
Keppel Telecommunications &
  Transportation Ltd. ..............       193,000                127,497
MCI WorldCom, Inc.* ................       134,860              9,676,205
Mobistar SA* .......................         8,000                401,504
NetCom Systems AB (B Shares)*                4,000                163,049
Nextel Communications, Inc.
  (Class A)* .......................       121,900              2,879,888
NTL, Inc.* .........................        62,600              3,532,988
Orange PLC* ........................        94,000              1,092,459
PT Indosat .........................       419,000                546,009
PT Telekomunikasi Indonesia ........       309,000                104,288
SK Telecom Co. Ltd. (ADR) ..........        22,701                231,266
Tele-Communications TCI
  Ventures Group (Class A)* ........       363,000              8,553,187
Videsh Sanchar Nigam Ltd.
  (GDR)+ ...........................        14,400                176,400
Videsh Sanchar Nigam Ltd.
  (GDR) ............................        14,000                157,500
Vodafone Group PLC .................        80,000              1,299,125
                                                              -----------
                                                               66,452,884
                                                              -----------
  TOTAL TECHNOLOGY (13.3%) .........                          258,287,047
                                                              -----------
DIVERSIFIED
MISCELLANEOUS (1.2%)
BTR PLC (B Shares) .................       180,000                103,325
Citic Pacific Ltd. .................        60,000                129,336
First Pacific Co. ..................       397,685                189,930
Hagemeyer N.V. .....................         8,000                292,241
Montedison Spa .....................     1,113,000              1,477,493
Smith (Howard) Ltd. ................        35,000                231,533
Suez Lyonnaise des Eaux ............         3,000                616,155
Tomkins PLC ........................        37,500                176,887
Tyco International Ltd. ............       243,700             18,384,119
Vivendi ............................         8,400              2,179,086
                                                              -----------
  TOTAL DIVERSIFIED (1.2%) .........                           23,780,105
                                                              -----------

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (50.7%)
  (Cost $733,680,790) ...............                          $981,481,155
                                                               ------------
PREFERRED STOCKS:
BASIC MATERIALS (0.1%)
CHEMICALS
Henkel KGAA .........................       15,180                1,320,792
                                                               ------------
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.0%)
ProSieben Media AG ..................       15,000                  718,272
                                                               ------------
TRUCKING, SHIPPING (0.1%)
CNF Trust I
  5.0% Conv. Series A ...............       30,600                1,740,375
                                                               ------------
  TOTAL BUSINESS SERVICES (0.1%)                                  2,458,647
                                                               ------------
CAPITAL GOODS (0.0%)
AEROSPACE
Loral Space & Communications
  6.0% Conv. ........................       18,400                  969,450
                                                               ------------
CONSUMER CYCLICALS
AIRLINES (0.0%)
Continental Airlines Finance
  Trust
  8.5% Conv. ........................        4,050                  280,462
                                                               ------------
LEISURE RELATED (0.2%)
Royal Caribbean Cruises Ltd.
  7.25% Series A ....................       22,300                2,564,500
                                                               ------------
RETAIL--GENERAL (0.0%)
Hornbach Holding AG .................        8,010                  478,245
                                                               ------------
  TOTAL CONSUMER CYCLICALS (0.2%)                                 3,323,207
                                                               ------------
CONSUMER NONCYCLICALS (0.0%)
HOSPITAL SUPPLIES & SERVICES
Fresenius AG ........................        1,000                  210,021
                                                               ------------
CREDIT SENSITIVE (0.1%)
UTILITY--ELECTRIC
AES Trust I
  5.375% Conv. Series A .............       39,700                2,759,150
                                                               ------------
TECHNOLOGY
ELECTRONICS (0.1%)
L&H Capital Trust I
  4.75% Conv.+ ......................       30,800                  974,050
Times Mirror Co. ....................       11,900                  663,425
                                                               ------------
                                                                  1,637,475
                                                               ------------
TELECOMMUNICATIONS (0.7%)
AirTouch Communications, Inc.
  4.25% Conv., Series C .............       22,700                2,338,100
ICG Communications, Inc.
  6.75% Conv. .......................       14,600                  777,450
Intermedia Communications,
  Inc.:
  7.0% Conv.+ .......................       21,400                  547,038
  7.0% Conv. Series D ...............       22,200                  567,487
IXC Communications, Inc.:
  6.75% Conv. .......................        6,700                  221,938
  6.75% Conv.+ ......................       28,800                  954,000
Nextel Strypes Trust
  7.25% Conv. .......................       82,200                1,685,100


                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
Nokia Oyj (A Shares) ................       28,200             $  3,428,941
WinStar Communications, Inc.
  7.0% Conv. ........................       52,300                2,484,250
                                                               ------------
                                                                 13,004,304
                                                               ------------
  TOTAL TECHNOLOGY (0.8%) ...........                            14,641,779
                                                               ------------
TOTAL PREFERRED STOCKS (1.3%)
  (Cost $23,282,369) ................                            25,683,046
                                                               ------------
                                          PRINCIPAL
                                            AMOUNT
                                         -----------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.2%)
Clear Channel
  Communications, Inc.
  2.625% Conv., 04/01/03 ............    $ 700,000                  759,500
Mail-Well, Inc.
  5.0% Conv., 11/01/02 ..............      780,000                  702,000
P-Com, Inc.:
  4.25% Conv., 11/01/02+ ............    1,280,000                  601,600
  4.25% Conv., 11/01/02 .............      680,000                  319,600
Tele-Communications, Inc.
  4.5%, 02/15/06 ....................    2,115,000                2,273,625
                                                               ------------
                                                                  4,656,325
                                                               ------------
PROFESSIONAL SERVICES (0.1%)
Personnel Group of America:
  5.75% Conv., 07/01/04+ ............      370,000                  428,275
  5.75% Conv., 07/01/04 .............      670,000                  775,525
                                                               ------------
                                                                  1,203,800
                                                               ------------
  TOTAL BUSINESS SERVICES (0.3%).....                             5,860,125
                                                               ------------
CAPITAL GOODS (0.1%)
AEROSPACE
Orbital Sciences Corp.:
  5.0% Conv., 10/01/02+ .............      690,000                1,166,100
  5.0% Conv., 10/01/02 ..............      200,000                  338,000
                                                               ------------
                                                                  1,504,100
                                                               ------------
CONSUMER CYCLICALS (0.1%)
RETAIL--GENERAL
Office Depot, Inc.
  Zero Coupon, 11/01/08 .............    1,895,000                1,589,431
                                                               ------------
CONSUMER NONCYCLICALS
DRUGS (0.5%)
MedImmune, Inc.:
  7.0% Conv., 07/01/03 ..............      860,000                4,347,300
  7.0% Conv. Sub. Note,
     07/01/03+ ......................      410,000                2,072,550
Quintiles Transnational Corp.:
  4.25% Conv., 05/31/00+ ............      580,000                  793,150
  4.25% Conv., 05/31/00 .............      695,000                  950,413
                                                               ------------
                                                                  8,163,413
                                                               ------------
HOSPITAL SUPPLIES & SERVICES (0.2%)
Alternative Living Services Ltd.
  5.25% Conv., 12/15/02 .............    1,095,000                1,396,125
FPA Medical Management, Inc.
  6.5% Conv., 12/15/01 (a)+ .........    1,130,000                    5,650

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                             PRINCIPAL                VALUE
                                              AMOUNT                (NOTE 1)
                                      ----------------------   ------------------
RES-Care, Inc.:
  6.0% Conv., 12/01/04 ............   $   145,000              $    199,919
  6.0% Conv., 12/01/04+ ...........     1,095,000                 1,518,628
Sunrise Assisted Living, Inc.
  5.5% Conv., 06/15/02 ............       665,000                   992,512
                                                               ------------
                                                                  4,112,834
                                                               ------------
MEDIA & CABLE (1.8%)
Time Warner Entertainment Co.
  8.375%, 03/15/23 ................    23,580,000                28,625,649
Turner Broadcasting System, Inc.
  8.375%, 07/01/13 ................     5,530,000                 6,609,898
                                                               ------------
                                                                 35,235,547
                                                               ------------
  TOTAL CONSUMER NONCYCLICALS (2.5%)                             47,511,794
                                                               ------------
CREDIT SENSITIVE
ASSET BACKED (0.8%)
Chase Credit Card Master Trust
  6.0%, 08/15/05 ..................    15,000,000                15,206,250
                                                               ------------
BANKS (0.8%)
Citicorp
  6.375%, 11/15/08 ................    15,000,000                15,525,450
                                                               ------------
FINANCIAL SERVICES (1.1%)
Household Finance Corp.
  6.5%, 11/15/08 ..................    20,100,000                20,868,865
                                                               ------------
MORTGAGE RELATED (11.8%)
Federal Home Loan Mortgage
  Corp.:
  GOLD 7.0%, 09/01/11 .............    19,599,534                20,028,274
  7.0%, 01/01/12 ..................     4,132,014                 4,222,402
  7.5%, 04/01/28 ..................     9,986,462                10,251,733
Federal National Mortgage
  Association:
  6.5%, 06/01/11 ..................    32,609,640                33,068,131
  6.5%, 09/01/11 ..................    13,408,739                13,597,266
  7.0%, 05/01/26 ..................     5,350,185                 5,458,848
  7.0%, 09/01/27 ..................     1,839,305                 1,876,091
  7.0%, 01/01/28 ..................     8,310,140                 8,471,149
  6.5%, 03/01/28 ..................     5,868,948                 5,901,961
  6.5%, 07/01/28 ..................       421,186                   423,555
  6.5%, 09/01/28 ..................     5,957,688                 5,991,200
  6.5%, 10/01/28 ..................     5,917,730                 5,951,017
  8.0%, 12/01/28 ..................    15,600,000                16,152,552
Government National Mortgage
  Association:
  7.0%, 12/15/25 ..................       121,551                   124,323
  7.0%, 07/15/27 ..................     9,713,559                 9,935,125
  7.0%, 02/15/28 ..................    25,196,908                25,771,650
  6.5%, 03/15/28 ..................    11,943,106                12,058,835
  6.5%, 04/15/28 ..................     8,545,241                 8,628,045
  6.5%, 05/15/28 ..................     2,758,121                 2,784,847
  7.0%, 06/15/28 ..................        46,617                    47,680
  7.0%, 10/15/28 ..................        97,063                    99,277
  7.0%, 12/15/28 ..................    37,924,771                38,789,834
                                                               ------------
                                                                229,633,795
                                                               ------------
U.S. GOVERNMENT (20.9%)
U.S. Treasury:
  6.0% Note, 08/15/00 .............    38,495,000                39,288,959
  6.25% Note, 04/30/01 ............    44,000,000                45,553,772


                                             PRINCIPAL                VALUE
                                              AMOUNT                (NOTE 1)
                                      ----------------------   ------------------
  6.5% Note, 08/31/01 .............   $96,740,000              $101,123,580
  6.5% Note, 05/31/02 .............    51,000,000                53,852,838
  5.75% Note, 08/15/03 ............    30,945,000                32,298,844
  4.25% Note, 11/15/03 ............    20,195,000                19,929,941
  6.875% Note, 05/15/06 ...........    30,435,000                34,401,076
  6.125% Bond, 11/15/27 ...........    51,525,000                57,708,000
  5.25% Bond, 11/15/28 ............    19,935,000                20,433,375
                                                               ------------
                                                                404,590,385
                                                               ------------
UTILITY--ELECTRIC (1.4%)
Consolidated Edison, Inc.
  Series 98-A
  6.25%, 02/01/08 .................    25,780,000                27,062,813
                                                               ------------
  TOTAL CREDIT SENSITIVE (36.8%)                                712,887,558
                                                               ------------
ENERGY (0.3%)
GAS
RAS Laffan Liquid Natural Gas
  8.294%, 03/15/14+ ...............     7,730,000                 6,371,530
                                                               ------------
TECHNOLOGY
ELECTRONICS (2.0%)
Amkor Technologies, Inc.
  5.75% Conv., 05/01/03 ...........     2,925,000                 2,895,750
America Online, Inc.
  4.0% Conv., 11/15/02 ............       865,000                 5,320,831
EMC Corp.
  3.25% Conv., 03/15/02 ...........       525,000                 1,977,937
HNC Software, Inc.
  4.75% Conv., 03/01/03 ...........     1,095,000                 1,204,500
Hutchinson Technology, Inc.:
  6.0%, 03/15/05+ .................       325,000                   452,969
  6.0%, 03/15/05 ..................     1,330,000                 1,853,688
Level One Communications, Inc.:
  4.0% Conv., 09/01/04+ ...........       790,000                 1,151,425
  4.0% Conv., 09/01/04 ............       520,000                   757,900
Micron Technology, Inc.
  7.0% Conv., 07/01/04 ............       845,000                   904,150
Motorola, Inc.
  6.5%, 11/15/28 ..................     9,290,000                 9,385,037
Network Associates, Inc.:
  Zero Coupon, 02/13/18+ ..........     2,610,000                 1,601,888
  Zero Coupon, 02/13/18 ...........       320,000                   196,400
Photronics, Inc.
  6.0% Conv., 06/01/04 ............     1,995,000                 2,119,687
SCI Systems, Inc.
  5.0% Conv., 05/01/06+ ...........     1,720,000                 4,091,450
Solectron Corp.
  6.0% Conv., 03/01/06+ ...........     1,770,000                 4,871,925
                                                               ------------
                                                                 38,785,537
                                                               ------------
TELECOMMUNICATIONS (0.3%)
Comverse Technology, Inc.
  5.75% Conv., 10/01/06+ ..........     1,605,000                 2,602,106
  5.75% Conv., 10/01/06 ...........       630,000                 1,021,387
Global TeleSystems Group, Inc.
  5.75% Conv., 07/01/10 ...........     2,665,000                 3,011,450
                                                               ------------
                                                                  6,634,943
                                                               ------------
  TOTAL TECHNOLOGY (2.3%) .........                              45,420,480
                                                               ------------
TOTAL LONG-TERM DEBT SECURITIES (42.4%)
  (Amortized Cost $788,368,107)                                 821,145,018
                                                               ------------

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998


                                          PRINCIPAL           VALUE
                                            AMOUNT          (NOTE 1)
                                        -------------  ------------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER
Commerzbank
  5.2%, due 02/04/99 ..................  $ 7,575,000     $    7,537,798
Procter & Gamble Co.
  5.15%, due 02/12/99 .................   10,000,000          9,939,917
                                                         --------------
  TOTAL COMMERCIAL PAPER (0.9%)                              17,477,715
                                                         --------------
TIME DEPOSITS (1.5%)
Chase Manhattan Corp.
  4.5%, due 01/04/99 ..................   28,800,000         28,800,000
                                                         --------------
U.S. GOVERNMENT AGENCIES
Federal Home Loan Mortgage
  Corp.
  4.7%, due 01/04/99 ..................   56,700,000         56,677,792
  5.1%, due 01/14/99 ..................   10,000,000          9,981,656
                                                         --------------
  TOTAL U.S. GOVERNMENT AGENCIES (3.4%)                      66,659,448
                                                         --------------
TOTAL SHORT-TERM DEBT SECURITIES (5.8%)
  (Amortized Cost $112,937,163)                             112,937,163
                                                         --------------
TOTAL INVESTMENTS (100.2%)
  (Cost/Amortized Cost $1,658,268,429)                    1,941,246,382
OTHER ASSETS
  LESS LIABILITIES (-0.2%) ............                      (4,806,721)
                                                         --------------
NET ASSETS (100.0%) ...................                  $1,936,439,661
                                                         ==============


DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
As a Percentage of Total Investments
Canada ...........................       0.1%
France ...........................       1.0
Germany ..........................       0.5
Japan ............................       1.9
Latin America ....................       0.1
Netherlands ......................       0.6
Scandinavia ......................       0.6
Southeast Asia ...................       0.3
Spain ............................       0.5
Switzerland ......................       0.6
United Kingdom ...................       2.2
United States** ..................      90.1
Other European Countries .........       1.5
                                       -----
                                       100.0%
                                       =====





----------
*    Non-income producing.
**   Includes Short-Term Debt Securities of 5.8%.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1998, these securities amounted to $30,974,585 or 1.6% of net assets.
(a)  On July 15, 1998, this security defaulted on its interest payment.
     Glossary:
     ADR--American Depository Receipt
     GDR--Global Depository Receipt


                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
COMMON STOCKS AND OTHER
  INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.4%)
AGA AB (A Shares) ...................           3,400          $   45,147
Akzo Nobel N.V. .....................          28,000           1,274,828
Bayer AG ............................          25,400           1,066,145
Georgia Gulf Corp. ..................         292,000           4,690,250
GP Batteries International Ltd. .....         180,000             384,000
GP Batteries International Ltd.--
  Warrants (expire 11/15/00)* .......           5,750               2,736
Imperial Chemical Industries
  PLC ...............................          15,000             130,029
Indo Gulf Corp. Ltd. (GDR)+ .........          50,000              32,885
Ishihara Sangyo Kaisha Ltd.* ........          14,000              22,951
Johnson Matthey PLC .................          80,000             540,415
L'Air Liquide .......................           1,500             275,069
Linde AG ............................             100              60,606
Royal Group Technologies Ltd.*                 10,000             221,535
Solvay SA ...........................           1,200              89,905
Sumitomo Chemical Co. Ltd. ..........          28,000             109,171
Toray Industries, Inc. ..............          29,000             151,617
UBE Industries Ltd. .................          14,000              21,214
                                                               ----------
                                                                9,118,503
                                                               ----------
CHEMICALS--SPECIALTY (0.4%)
Great Lakes Chemical Corp. ..........         127,700           5,108,000
Kyowa Hakko Kogyo Co. ...............           8,000              39,557
NGK Insulators ......................           6,000              77,466
SGL Carbon AG+ ......................          15,000             908,191
Solutia Inc. ........................         125,000           2,796,875
UCAR International, Inc.* ...........           5,000              89,062
                                                               ----------
                                                                9,019,151
                                                               ----------
METALS & MINING (0.0%)
Degussa AG ..........................           2,500             138,014
Granges AB ..........................             550               7,949
Japan Energy Corp. ..................          19,000              18,015
Randgold Resources Ltd.
  (GDR)*+ ...........................           7,600              19,000
Rio Tinto Ltd. ......................           5,800              68,787
Rio Tinto PLC .......................          26,000             302,386
Toho Titanium .......................          47,000             258,635
WMC Ltd. ............................          40,700             122,699
                                                               ----------
                                                                  935,485
                                                               ----------
PAPER (0.1%)
Amcor Ltd. ..........................           8,900              38,027
Enso Oyj (R Shares) .................          30,000             268,291
Grupo Industrial Durango
  (ADR)* ............................          12,000              66,000
Mayr-Melnhof Karton AG ..............          20,000             934,715
Nippon Paper Industries Co. .........           2,000               9,109
Svenka Cellulosa (Series B) .........           3,200              69,963
UPM-Kymmene Oyj .....................           3,292              91,678
                                                               ----------
                                                                1,477,783
                                                               ----------
STEEL (0.1%)
Broken Hill Proprietary Co. Ltd.               50,000             368,231
Nippon Steel Corp. ..................         170,000             308,817
NKK Corp. ...........................          85,000              57,997
Sumitomo Metal Industries ...........         224,000             256,057
                                                               ----------
                                                                  991,102
                                                               ----------
  TOTAL BASIC MATERIALS (1.0%) ......                          21,542,024
                                                               ----------


                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (1.0%)
B.U.S. Berzelius Umwelt-Service
  AG ................................        21,600            $  336,994
Matsuda Sangyo Co. Ltd. .............         3,000                27,381
Powerscreen International PLC .......       160,000               300,822
Rentokil Initial PLC ................       160,000             1,205,950
Republic Services, Inc.
  (Class A)* ........................       221,100             4,076,531
Waste Management, Inc. ..............       312,895            14,588,729
                                                               ----------
                                                               20,536,407
                                                               ----------
PRINTING, PUBLISHING &
  BROADCASTING (4.4%)
British Sky Broadcasting Group
  PLC ...............................        50,476               383,386
Cablevision Systems Corp.
  (Class A)* ........................       254,000            12,747,625
CBS Corp. ...........................       955,250            31,284,437
Comcast Corp. (Class A) SPL .........        74,500             4,372,219
Elsevier N.V. .......................        66,445               930,563
Fox Entertainment Group, Inc.
  (Class A)* ........................       117,800             2,967,088
Grupo Televisa S.A. (GDR)* ..........        20,000               493,750
Liberty Media Group (Class A)*              294,024            13,543,480
MediaOne Group, Inc.* ...............       121,000             5,687,000
Nippon Television Network
  Corp. .............................         1,080               318,689
Reed International PLC ..............       100,000               782,004
Schibsted ASA .......................        14,000               176,826
Seat Pagine Gialle Spa* .............     4,900,000             4,622,921
Star Publications BHD ...............        20,000                19,890
Tele-Communications, Inc.
  (Class A)* ........................       109,300             6,045,656
Tokyo Broadcasting System, Inc.              87,000               973,691
Toppan Printing Co. .................         7,000                85,600
United News & Media PLC .............        90,000               789,158
USA Networks, Inc.* .................        19,800               655,875
Viacom, Inc. (Class B)* .............        55,300             4,092,200
                                                               ----------
                                                               90,972,058
                                                               ----------
PROFESSIONAL SERVICES (0.6%)
Adecco SA ...........................           275               125,720
Apcoa Parking AG ....................         3,000               212,421
Content Beheer N.V.+ ................        40,000               683,742
Cordiant Communications Group
  PLC ...............................       200,000               349,406
Marlborough International PLC*               93,600               299,304
Meitec Corp. ........................        34,600               864,617
Modis Professional Services, Inc.*           39,647               574,882
Nielsen Media Research, Inc. ........       360,900             6,496,200
WPP Group PLC .......................       260,000             1,582,227
                                                               ----------
                                                               11,188,519
                                                               ----------
TRUCKING, SHIPPING (0.4%)
Brambles Industries Ltd. ............        80,000             1,948,541
Frontline Ltd.* .....................       130,540               249,034
Frontline Ltd.--Warrants
  (expire 05/11/01)* ................        76,080                     0
Irish Continental Group PLC .........        80,000               945,922
Knightsbridge Tankers Ltd. ..........       110,700             2,303,944
Mitsui O.S.K. Lines Ltd. ............        19,000                30,642
Nippon Yusen K.K. ...................        13,000                41,125

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
OMI Corp.* ..........................       677,900            $ 2,203,175
Peninsular & Oriental Steam
  Navigation Co. ....................        10,466                123,725
                                                               -----------
                                                                 7,846,108
                                                               -----------
  TOTAL BUSINESS SERVICES (6.4%)                               130,543,092
                                                               -----------
CAPITAL GOODS
AEROSPACE (0.2%)
British Aerospace PLC ...............       110,000                932,498
Loral Space &
  Communications*+ ..................       220,000              3,918,750
Rolls-Royce .........................        22,528                 93,333
                                                               -----------
                                                                 4,944,581
                                                               -----------
BUILDING & CONSTRUCTION (0.1%)
ABB AG ..............................           300                352,169
CSR Ltd. ............................        16,900                 41,318
Daito Trust Construction Co.
  Ltd. ..............................         2,200                 19,086
Hochtief AG .........................         1,500                 58,956
Japan Industrial Land
  Development .......................        10,000                 18,786
Kaneshita Construction ..............        26,000                142,844
MacMahon Holdings Ltd. ..............       600,000                180,148
Mitsui Home Co. Ltd. ................        20,000                 92,158
Nanno Construction Co. Ltd. .........        23,000                 25,680
Nippon Denwa Shisetsu ...............         4,000                 13,824
Nishimatsu Construction Co. .........         4,000                 23,394
Obayashi Corp. ......................        12,000                 57,634
Oriental Construction Co. ...........         1,900                  7,307
PS Corp. ............................        26,600                101,356
Sanyo Engineering &
  Construction Co. ..................         9,000                 33,017
Skanska AB (Series B) ...............         1,620                 45,024
Toda Corp. ..........................        13,000                 63,013
United Engineers Malaysia
  BHD* ..............................        11,000                  5,611
YTL Corp. BHD .......................        16,500                 15,011
                                                               -----------
                                                                 1,296,336
                                                               -----------
BUILDING MATERIALS & FOREST
  PRODUCTS (1.0%)
Blue Circle Industries PLC ..........        13,338                 68,796
BPB PLC .............................       130,000                491,539
Cie de St. Gobain ...................         3,150                444,646
Dahl International AB+ ..............        36,000                355,742
Fujikura Ltd. .......................       132,000                708,835
Furukawa Electric Co. ...............        13,000                 44,351
Heidelberg Zement AG ................         1,100                 86,469
Holderbank Financiere Glarus
  AG--B .............................            80                 94,845
Lafarge SA ..........................         8,000                759,996
Louisana Pacific Corp. ..............        57,000              1,043,813
Martin Marietta Materials, Inc. .....       241,200             14,999,625
Nichiha Corp. .......................        40,700                371,836
Portland Valderrivas SA .............        13,200                538,700
Rexam PLC ...........................        10,205                 28,356
RMC Group PLC .......................         4,518                 61,867
Taiheiyo Cement Corp. ...............        11,000                 27,585
Unidare PLC .........................       434,300              1,130,384


                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
Unidare PLC--Units ..................         1,700            $     4,425
Wolseley PLC ........................        10,088                 63,782
                                                               -----------
                                                                21,325,592
                                                               -----------
ELECTRICAL EQUIPMENT (1.3%)
Daikin Industries Ltd. ..............         5,000                 49,623
General Electric Co. ................       235,000             23,984,688
General Electric Co. PLC ............        50,000                451,316
Kinden Corp. ........................         5,000                 76,119
Schneider SA ........................        14,000                849,092
Sumitomo Electric Industries ........        31,000                349,145
                                                               -----------
                                                                25,759,983
                                                               -----------
MACHINERY (1.4%)
AlliedSignal, Inc. ..................       141,800              6,283,512
Amada Co. Ltd. ......................         5,000                 24,236
Asahi Diamond Industry Co. Ltd.              15,000                 74,701
Cie Generale de Geophysique
  SA (ADR)* .........................        84,000                913,500
Construcciones y Auxiliar de
  Ferrocarrites SA ..................         3,000                 91,824
Ebara Corp. .........................         5,000                 43,110
Fanuc Ltd. ..........................         5,900                202,331
IHC Caland N.V. .....................        17,000                706,108
Kalmar Industries AB+ ...............        10,000                106,229
Keyence Corp. .......................        10,200              1,256,358
Mori Seiki Co. Ltd. .................        20,000                226,850
Namura Shipbuilding .................         7,000                 13,336
Nireco ..............................         9,000                 26,717
Nitta Corp. .........................        38,600                220,278
Nitto Kohki Co. Ltd. ................        23,600                194,488
Pall Corp. ..........................        45,000              1,139,063
Rofin-Sinar Technologies, Inc.* .....        18,000                168,750
Siebe PLC ...........................       140,000                552,061
SMC Corp. ...........................        10,900                871,227
Sodick Co.* .........................       110,000                233,939
Thai Engine Manufacturing
  Public Co. Ltd.* ..................       100,000                 25,034
United Technologies Corp. ...........       133,700             14,539,875
Vestas Wind Systems A/S* ............         6,450                345,581
                                                               -----------
                                                                28,259,108
                                                               -----------
  TOTAL CAPITAL GOODS (4.0%) ........                           81,585,600
                                                               -----------
CONSUMER CYCLICALS
AIRLINES (0.0%)
British Airways PLC .................        45,000                303,422
Cathay Pacific Airways ..............        41,000                 40,750
Japan Air Lines Co.* ................        24,000                 63,376
KLM .................................        14,000                423,452
Virgin Express Holdings PLC
  (ADR)* ............................        20,000                160,000
                                                               -----------
                                                                   991,000
                                                               -----------
APPAREL, TEXTILE (0.1%)
Carli Gry International A/S .........        20,000              1,206,693
King Co. ............................        46,000                 61,143
PT Great River International ........     1,709,000                 58,747
Teijin Ltd. .........................        18,000                 66,354
                                                               -----------
                                                                 1,392,937
                                                               -----------
AUTO RELATED (0.2%)
Autoliv, Inc.+ ......................        19,100                686,545
Bridgestone Corp. ...................        13,000                295,481
DaimlerChrysler AG* .................        20,100              1,996,124

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
                                      --------------------   ------------------
Michelin (CGDE), (Class B) ........       8,000              $   319,885
Minebea Co. Ltd. ..................      43,000                  493,062
NGK Spark Plug Co. ................      14,000                  142,791
                                                             -----------
                                                               3,933,888
                                                             -----------
AUTOS & TRUCKS (0.1%)
Fiat Spa ..........................      74,250                  257,753
Honda Motor Co. Ltd. ..............      33,000                1,084,892
Perusahaan Otomobil Nasional ......       9,000                    9,530
PSA Peugeot Citroen ...............         570                   88,210
                                                             -----------
                                                               1,440,385
                                                             -----------
FOOD SERVICES, LODGING (0.2%)
Accor SA ..........................       7,000                1,515,341
Choice Hotels Scandinavia ASA .....     100,000                  140,777
Compass Group PLC .................     150,000                1,718,329
Fujita Kanko, Inc. ................       3,000                   26,664
Restaurant Brands New Zealand
  Ltd.+ ...........................     300,000                  170,602
Sanyo Pax Co. Ltd. ................      33,000                  228,090
Thistle Hotels PLC+ ...............     114,035                  206,811
                                                             -----------
                                                               4,006,614
                                                             -----------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.5%)
Aiwa Co. Ltd. .....................      19,000                  501,728
Elamex S.A. de C.V.* ..............      70,000                  253,750
Electrolux AB (Series B) ..........       5,500                   94,772
Guangdong Kelon Electrical
  Holdings Co. Ltd. ...............     104,000                   92,626
Industrie Natuzzi Spa (ADR) .......      30,000                  746,250
Koninklijke Philips Electronics
  N.V. ............................      12,000                  805,155
Rubbermaid, Inc. ..................     189,600                5,960,550
Sony Corp. ........................      16,000                1,166,859
Toto Ltd. .........................       5,000                   40,186
                                                             -----------
                                                               9,661,876
                                                             -----------
LEISURE RELATED (2.5%)
Brass Eagle, Inc.* ................      22,000                  338,250
Canal Plus ........................       4,000                1,091,332
Carnival Corp. (Class A) ..........     210,300               10,094,400
Cendant Corp.* ....................     434,700                8,286,469
Cyrk, Inc.* .......................     310,600                2,329,500
Disney (Walt) Co. .................      93,500                2,805,000
EMI Group PLC .....................      30,000                  200,659
Granada Group PLC .................      24,000                  424,279
Harley-Davidson, Inc. .............     242,300               11,478,962
Hoyts Cinemas Group+ ..............     500,000                  419,733
KTM Motorradholding AG ............      10,000                  672,892
MGM Grand, Inc.* ..................     178,500                4,841,812
Mirage Resorts, Inc.* .............     159,300                2,379,544
Nelvana Ltd.*+ ....................      18,000                  330,839
Nintendo Co. Ltd. .................      19,600                1,901,817
Nippon Broadcasting System ........      24,000                  961,276
Resorts World BHD .................      24,000                   19,359
Sega Enterprises Ltd. .............       2,000                   44,395
SHIMANO, INC. .....................      38,000                  981,568
Tag Heuer International SA
  (ADR) ...........................      50,200                  357,675
The Swatch Group AG ...............         100                   61,976
Thomson Travel Group PLC ..........     220,000                  600,313
Toho Co. ..........................         400                   54,869
Tokyo Dome Corp. ..................       3,000                   16,004


                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
                                      --------------------   ------------------
Tourism Holdings Ltd.* ............    70,000                $    57,131
VTech Holdings Ltd. ...............     6,000                     26,177
                                                             -----------
                                                              50,776,231
                                                             -----------
PHOTO & OPTICAL (0.2%)
Essilor International .............     4,800                  1,889,257
Fuji Photo Film Co. ...............    52,000                  1,935,312
Gretag Imaging Group* .............    16,000                  1,376,595
Noritsu Koki Co. Ltd. .............    14,100                    306,114
                                                             -----------
                                                               5,507,278
                                                             -----------
RETAIL--GENERAL (4.0%)
Aldeasa SA ........................    40,000                  1,570,504
BAA PLC ...........................    40,000                    466,873
Boots Co. PLC .....................    32,000                    544,940
Carrefour .........................       650                    490,625
Circuit City Stores-Circuit City
  Group ...........................   181,300                  9,053,669
Daiei, Inc. .......................    14,000                     38,086
Dixons Group PLC ..................   120,000                  1,688,130
Doshisha Co. ......................     6,000                     30,731
Genesis Direct, Inc.* .............   225,200                  1,759,375
Great Universal Stores PLC ........    39,213                    413,321
Harvey Nichols PLC+ ...............    30,600                     71,279
Hennes & Mauritz AB
  (B Shares) ......................     2,500                    204,428
Home Depot, Inc. ..................   115,000                  7,036,563
Home Wide Corp. ...................    16,000                     63,093
Japan Airport Terminal Co. Ltd.        83,000                    511,165
Karstadt AG .......................       150                     78,488
Kohl's Corp.* .....................   149,300                  9,172,619
Koninklijke Ahold NV ..............    22,000                    813,036
Limited, Inc. .....................   631,125                 18,381,516
Marks & Spencer PLC ...............    90,055                    617,703
Marui Co. Ltd. ....................     7,000                    134,914
Metro AG ..........................     2,280                    179,226
Paris Miki, Inc. ..................    28,300                    652,016
Pinault Printemps .................     2,900                    554,110
S.T. Dupont*+ .....................    10,000                    107,523
Sato Corp. ........................    54,700                    969,428
Smith (W.H.) Group PLC ............    63,000                    500,000
Sriwani Holdings BHD ..............   170,000                     38,508
Takihyo Co. Ltd. ..................    13,000                     65,547
Tandy Corp. .......................   267,500                 11,017,656
Wal-Mart Stores, Inc. .............   175,700                 14,308,569
Warehouse Group Ltd. ..............   111,200                    360,096
                                                             -----------
                                                              81,893,737
                                                             -----------
  TOTAL CONSUMER CYCLICALS (7.8%)                            159,603,946
                                                             -----------
CONSUMER NONCYCLICALS
BEVERAGES (1.1%)
Cadbury Schweppes PLC .............    18,792                    320,485
Carlsberg `A' .....................       900                     52,322
Coca-Cola Amatil Ltd. .............     2,000                      7,451
Coca-Cola Beverages PLC* ..........     2,000                      3,678
Coca-Cola Co. .....................   150,800                 10,084,750
Coca-Cola Enterprises, Inc. .......   216,200                  7,729,150
Diageo PLC ........................   140,000                  1,593,291
Fomento Economico Mexico
  ADR .............................    20,000                    532,500
Kirin Brewery Co. .................     8,000                    102,082
Louis Dreyfus Citrus ..............    38,000                    952,464

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
Mercian Corp. ......................         67,000           $   273,700
Panamerican Beverages, Inc. ........         16,000               349,000
                                                              -----------
                                                               22,000,873
                                                              -----------
CONTAINERS (0.0%)
Toyo Seikan Kaisha .................          3,000                50,988
                                                              -----------
DRUGS (3.2%)
Bristol-Meyers Squibb Co. ..........         92,900            12,431,181
Daiichi Pharmaceutical Co. .........          5,000                84,581
Eisai Co. Ltd. .....................          5,000                97,475
Forest Laboratories, Inc.
  (Class A)* .......................         84,500             4,494,344
Glaxo Wellcome PLC .................         66,706             2,295,232
Mylan Labs Inc. ....................        120,000             3,780,000
Novartis AG ........................            500               984,324
Novo-Nordisk A/S (B Shares) ........          5,000               659,910
Orion-Yhtyma Oy (B Shares) .........         71,000             1,704,351
Pfizer, Inc. .......................        118,000            14,801,625
Sankyo Co. Ltd. ....................         57,000             1,247,585
Sanofi SA ..........................         14,000             2,304,321
Santen Pharmaceutical Co. Ltd. .....         59,000             1,134,515
Schering Plough Corp. ..............        338,600            18,707,650
Yamanouchi Pharmaceutical Co.
  Ltd. .............................         21,000               677,359
Zeneca Group PLC ...................         14,000               609,597
                                                              -----------
                                                               66,014,050
                                                              -----------
FOODS (1.8%)
Ajinomoto Co., Inc. ................          9,000                95,702
Avonmore Waterford Group
  PLC ..............................        100,000               312,333
Barry Callebaut AG .................          8,500             1,933,649
Campbell Soup Co. ..................        141,560             7,785,800
Fyffes PLC .........................      1,000,000             2,230,948
Groupe Danone ......................          2,100               601,127
Karlshamns AB+ .....................         52,533               389,338
Koninklijke Numico N.V.+ ...........          8,000               381,277
Nestle SA ..........................            930             2,027,488
Nippon Meat Packers, Inc. ..........          4,000                64,510
Nissin Food Products Co. ...........          3,000                75,631
Nutreco Holding N.V. ...............         26,000             1,024,549
Oie Sangyo Co. Ltd. ................          6,000                25,521
Rite Aid Corp. .....................        266,000            13,183,625
Shiram Industrial Enterprises
  Ltd. (GDR)+ ......................         28,800                28,800
Tingyi Holdings Corp. ..............        240,000                21,685
Tyson Foods, Inc. (Class A) ........        327,350             6,956,188
Yamakazi Baking Co. ................          4,000                52,211
                                                              -----------
                                                               37,190,382
                                                              -----------
HOSPITAL SUPPLIES & SERVICES (2.4%)
Columbia/HCA Healthcare Corp.               891,700            22,069,575
Medtronic, Inc. ....................        202,900            15,065,325
Sun International Hotels Ltd.* .....        137,100             6,229,481
Tenet Healthcare Corp.* ............        204,300             5,362,875
                                                              -----------
                                                               48,727,256
                                                              -----------
RETAIL--FOOD (0.9%)
Familymart Co. .....................         19,000               949,579
Food Lion, Inc. (Class A) ..........        499,400             5,306,125
Jusco Co. ..........................          9,000               182,233
Kroger Co.* ........................        197,500            11,948,750



                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
Seven-Eleven Japan Co. Ltd. ........       7,900              $   637,040
Tesco PLC ..........................     200,000                  569,865
                                                              -----------
                                                               19,593,592
                                                              -----------
SOAPS & TOILETRIES (1.3%)
Avon Products, Inc. ................     244,700               10,827,975
BIC ................................       1,200                   66,553
Estee Lauder Companies
  (Class A) ........................      60,900                5,206,950
Gillette Co. .......................     122,050                5,896,541
Kao Corp. ..........................      95,000                2,146,655
L'Oreal ............................       1,500                1,084,176
Unilever N.V. CVA ..................      14,000                1,196,549
Unilever PLC .......................      90,000                1,009,284
                                                              -----------
                                                               27,434,683
                                                              -----------
TOBACCO (1.6%)
Austria Tabakwerke AG ..............      20,000                1,533,410
Imperial Tobacco Group PLC .........      40,000                  428,605
Japan Tobacco, Inc. ................         110                1,101,462
Philip Morris Cos., Inc. ...........     464,200               24,834,700
RJ Reynolds BHD ....................      80,000                   63,352
Rothmans of Pall Mall BHD ..........       6,000                   24,751
Seita ..............................       7,401                  463,431
Swedish Match AB ...................     335,900                1,223,982
Tabacalera SA--A ...................     110,000                2,770,898
                                                              -----------
                                                               32,444,591
                                                              -----------
  TOTAL CONSUMER NONCYCLICALS (12.3%)                         253,456,415
                                                              -----------
CREDIT SENSITIVE
BANKS (3.5%)
ABN Amro Holding N.V. ..............      22,000                  462,751
Akita Bank .........................      27,000                  115,560
Banca Commerciale Italiana .........      35,000                  241,306
Banca Nazionale del Lavoro
  (BNL)* ...........................      15,403                   43,037
Banca Nazionale del Lavoro
  (BNL)* ...........................     229,600                  686,648
Bancaria de Espana SA ..............      20,000                  517,169
Banco Bilbao Vizcaya SA ............      58,176                  910,791
Banco Central
  Hispanoamericano SA ..............     110,000                1,304,180
Banco Latinoamericano de
  Exportaciones S.A. ...............      15,000                  249,375
Banco Santander SA .................      26,442                  524,672
Bank Austria AG ....................      11,475                  583,463
Bank of Ireland ....................      90,000                2,001,160
Bank of Scotland ...................      80,000                  954,378
Bank of Tokyo--Mitsubishi Ltd. .....      88,000                  912,361
BankAmerica Corp. ..................     319,483               19,208,891
Banque Nationale de Paris ..........       4,450                  366,382
Barclays PLC .......................      50,000                1,078,167
BPI-SGPS, SA .......................      26,500                  899,716
Chase Manhattan Corp. ..............      41,300                2,810,981
Citigroup, Inc. ....................     419,600               20,770,200
Credit Suisse Group ................       6,000                  940,576
Dai-Ichi Kangyo Bank Ltd. ..........      59,000                  314,736
Deutsche Bank AG ...................      12,000                  707,687
ForeningsSparbanken AB .............      32,000                  830,065
Hang Seng Bank .....................      52,000                  464,810
HSBC Holdings PLC ..................      20,000                  505,807
HSBC Holdings PLC (H.K.$) ..........      12,000                  298,945

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
Istituto Bancario San Paolo di
  Torino Spa ........................     10,000               $  176,595
Lloyds TSB Group PLC ................    167,866                2,388,031
Malayan Banking BHD .................     58,000                   82,247
Mediobanca Spa ......................     10,000                  138,796
Mitsubishi Trust & Banking
  Corp. .............................     28,000                  180,381
National Bank of Canada .............     50,000                  806,766
Nordbanken Holding AB ...............     30,000                  192,694
Sakura Bank Ltd. ....................     30,000                   68,852
Shizuoka Bank Ltd. ..................     42,000                  519,185
Skandinaviska Enskilda Banken
  (Series A) ........................     86,720                  915,858
Societe Generale ....................      4,000                  647,643
Svenska Handelbanken
  (Series A) ........................      3,100                  130,958
Toho Bank ...........................     49,000                  203,208
UBS AG--Registered ..................      2,000                  615,385
Unicredito Italiano Spa .............     24,200                  143,356
United Overseas Bank Ltd. ...........     10,000                   64,242
Wells Fargo Co. .....................    130,900                5,227,819
                                                               ----------
                                                               71,205,830
                                                               ----------
FINANCIAL SERVICES (3.4%)
Abbey National PLC ..................     14,314                  306,514
Aiful Corp. .........................     30,500                1,854,054
Amvescap PLC ........................     90,000                  698,188
Associates First Capital Corp.
  (Class A) .........................    163,800                6,941,025
CMAC Investment Corp. ...............    232,900               10,698,844
CMIC Finance & Securities
  Public Co. Ltd.* ..................    200,000                        0
Credit Saison Co. ...................     25,600                  631,777
Daiwa Securities Co. Ltd. ...........     19,000                   64,989
Garban PLC* .........................      3,250                   12,383
Groupe Bruxelles Lambert SA .........        450                   91,119
Hong Leong Finance Ltd. .............     40,000                   76,606
Household International, Inc. .......    310,800               12,315,450
JCG Holdings Ltd. ...................     60,000                   19,362
MBNA Corp. ..........................    746,400               18,613,350
Merrill Lynch & Co., Inc. ...........     72,100                4,812,675
Morgan Stanley Dean Witter &
  Co. ...............................    123,100                8,740,100
Nichiei Co. Ltd. ....................     17,300                1,379,708
Nomura Securities Co. ...............     61,000                  532,432
PMI Group, Inc. .....................     53,800                2,656,375
Sanyo Shinpan Finance Co. Ltd. ......      5,400                  196,190
Schroders PLC .......................      5,812                  106,082
Takefuji Corp. ......................         60                    4,386
                                                               ----------
                                                               70,751,609
                                                               ----------
INSURANCE (3.0%)
Aegon N.V. ..........................     16,000                1,964,748
Allianz AG ..........................      9,000                3,348,335
ASR Verzekeringsgroep N.V. ..........     22,900                2,073,060
Assicurazioni Generali ..............     24,000                1,001,512
CGU PLC .............................     21,787                  341,113
Cia de Seguros Imperio, SA* .........    171,000                1,393,812
Corporacion Mapfre ..................     42,000                1,137,771
Everest Reinsurance Holdings,
  Inc. ..............................    205,000                7,982,188
Fortis AG ...........................        740                  266,503
Fortis Amev N.V. ....................     18,000                1,491,453


                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
Gallagher (Arthur J.) & Co. .........   128,900                $5,687,713
GIO Australia Holdings Ltd. .........   100,000                   328,433
ING Groep N.V. ......................    26,000                 1,585,281
Koa Fire & Marine Insurance
  Co. Ltd. ..........................    10,000                    31,103
Legal & General Group PLC ...........    23,090                   299,853
Mediolanum Spa ......................    70,000                   518,597
Mitsui Marine & Fire
  Insurance Co. .....................    13,000                    68,542
Pacific & Orient BHD ................   150,000                    82,873
Providian Financial Corp. ...........   268,500                20,137,500
Prudential Corp. PLC ................    62,486                   943,497
Royal & Sun Alliance Insurance
  Group PLC .........................    49,613                   405,104
Sampo Insurance Co. (A Shares)           32,000                 1,214,368
Schweizerische
  Rueckversicherungs-Gesellschaft           500                 1,305,505
SunAmerica, Inc. ....................   103,600                 8,404,550
Tokio Marine & Fire
  Insurance Co. .....................    30,000                   358,883
                                                               ----------
                                                               62,372,297
                                                               ----------
REAL ESTATE (0.3%)
Asticus AB* .........................    64,440                   632,799
Boardwalk Equities, Inc.* ...........    40,000                   439,818
British Land Co. PLC ................     8,416                    62,593
Castellum AB ........................    98,000                 1,065,250
Cheung Kong Holdings Ltd. ...........    70,000                   503,727
City Developments Ltd. ..............    43,000                   186,333
Daibiru Corp. .......................    17,000                   108,463
DBS Land ............................    17,000                    25,036
Diligentia AB .......................       800                     5,633
Drott AB (B Shares)* ................     1,620                    14,908
Green Property PLC ..................   160,000                   904,277
Land Securities PLC .................     9,978                   128,498
Lend Lease Corp. Ltd. ...............     8,200                   110,540
MEPC PLC ............................     6,773                    45,077
Mitsui Fudosan ......................    20,000                   151,529
Nackebro Fastighets AB* .............       310                     3,446
New World Development Co. ...........    48,000                   120,817
Singapore Land Ltd. .................    80,000                   177,454
Sumitomo Realty &
  Development Co. Ltd. ..............   137,000                   445,538
Sun Hung Kai Properties .............    48,000                   350,060
Unione Immobiliare Spa* .............    60,000                    31,279
Wharf Holdings ......................    17,000                    24,796
Wharf Holdings--Warrants
  (expire 12/31/99)* ................       850                         0
                                                               ----------
                                                                5,537,871
                                                               ----------
UTILITY--ELECTRIC (0.9%)
AES Corp.* ..........................   210,300                 9,962,962
British Energy PLC ..................    80,000                   915,111
Cia Paranaense de
  Energia-Copel (ADR) ...............   124,000                   883,500
CLP Holdings LTD ....................    36,000                   179,367
Edison SPA ..........................    15,000                   176,580
Electrabel SA .......................     1,290                   563,465
Electricidade de Portugal SA ........    52,000                 1,145,399
Enersis S.A. (ADR) ..................     6,000                   154,875
Fortum Oyj* .........................    64,751                   393,666
Gas Y Electridad SA (Series 2) ......     5,000                   496,060
Hidroelectrica del Cantabrico .......     2,302                   127,313
Kansai Electric Power Co., Inc. .....    22,400                   491,272

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
National Grid Group PLC ................................................   140,000                $ 1,117,517
National Power PLC .....................................................    86,000                    741,207
Powergen PLC (ADR) .....................................................     1,250                     66,875
RWE AG .................................................................     8,000                    441,644
Tenaga Nasional BHD ....................................................    85,000                    122,099
Tohoku Electric Power Co., Inc. ........................................    11,500                    203,810
                                                                                                  -----------
                                                                                                   18,182,722
                                                                                                  -----------
UTILITY--GAS (0.0%)
Centrica PLC* ..........................................................   100,557                    202,446
Thames Water PLC .......................................................     6,819                    130,476
                                                                                                  -----------
                                                                                                      332,922
                                                                                                  -----------
UTILITY--TELEPHONE (1.5%)
British Telecommunications PLC                                             181,984                  2,741,781
Cable & Wireless PLC ...................................................    30,000                    368,873
France Telecom SA ......................................................     5,000                    397,173
Frontier Corp. .........................................................   460,000                 15,640,000
Hellenic Telecommunication
  Organization SA ......................................................    20,780                    553,139
Nippon Telegraph & Telephone
  Corp. ................................................................       249                  1,924,041
Singapore Telecommunications
  Ltd. .................................................................    66,000                    100,800
Swisscom AG* ...........................................................     8,000                  3,353,992
Telecom Italia Spa .....................................................    50,000                    426,368
Telecom Italia Spa .....................................................   150,900                    949,114
Telefonica de Espana ...................................................    24,000                  1,065,578
Telefonica del Peru S.A. (ADR) .........................................    32,000                    406,000
Telefonica S.A.--Bonus Rights* .........................................       480                        425
Telekom Malaysia BHD ...................................................    56,000                    103,131
Telekomunikacja Polska S.A.
  (GDR)* ...............................................................   192,600                    982,260
Videsh Sanchar Nigam Ltd.
  (GDR) ................................................................    60,000                    675,000
                                                                                                  -----------
                                                                                                   29,687,675
                                                                                                  -----------
  TOTAL CREDIT SENSITIVE (12.6%)                                                                  258,070,926
                                                                                                  -----------
ENERGY
COAL & GAS PIPELINES (0.1%)
BG PLC .................................................................   125,808                    793,862
OMV AG .................................................................     6,000                    565,434
                                                                                                  -----------
                                                                                                    1,359,296
                                                                                                  -----------
OIL--DOMESTIC (1.2%)
Apache Corp. ...........................................................    89,000                  2,252,812
Atlantic Richfield Co. .................................................   112,800                  7,360,200
Louis Dreyfus Natural Gas
  Corp.* ...............................................................   274,700                  3,914,475
Tom Brown, Inc.* .......................................................   200,000                  2,006,250
USX-Marathon Group, Inc. ...............................................   331,600                  9,989,450
                                                                                                  -----------
                                                                                                   25,523,187
                                                                                                  -----------
OIL--INTERNATIONAL (0.4%)
British Petroleum Co. PLC ..............................................   149,481                  2,232,192
Cosmo Oil Co. Ltd. .....................................................    11,000                     16,668
Gulf Indonesia Resources Ltd.* .........................................    52,500                    341,250
Mitsubishi Oil Co.* ....................................................     8,000                     14,107
Nippon Oil Co. Ltd. ....................................................    22,000                     76,810
Norsk Hydro ASA ........................................................     2,100                     71,007
Oil Search Ltd. ........................................................   402,200                    406,638
Repsol SA ..............................................................    15,000                    798,973


                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
Royal Dutch Petroleum Co. ..............................................    50,788                $ 2,528,717
Total S.A.--B ..........................................................     6,470                    655,161
                                                                                                  -----------
                                                                                                    7,141,523
                                                                                                  -----------
OIL--SUPPLIES & CONSTRUCTION (0.3%)
Bouygues Offshore SA (ADR) .............................................    27,000                    286,875
Fracmaster Ltd. ........................................................   214,300                    627,424
Noble Drilling Corp.* ..................................................   348,300                  4,506,131
Stolt Comex Seaway, S.A.* ..............................................    21,600                    145,800
Stolt Comex Seaway, S.A.
  (ADR)* ...............................................................   271,950                  1,495,725
                                                                                                  -----------
                                                                                                    7,061,955
                                                                                                  -----------
RAILROADS (0.0%)
East Japan Railway Co. .................................................        55                    307,532
Tobu Railway Co. Ltd. ..................................................    14,000                     40,939
Tokyu Corp. ............................................................    17,000                     44,741
                                                                                                  -----------
                                                                                                      393,212
                                                                                                  -----------
  TOTAL ENERGY (2.0%) ..................................................                           41,479,173
                                                                                                  -----------
TECHNOLOGY
ELECTRONICS (5.0%)
Altera Corp.* ..........................................................    10,000                    608,750
Austria Mikro Systeme
  International AG+ ....................................................     1,430                     53,783
Cisco Systems, Inc.* ...................................................   280,475                 26,031,592
Disco Corp. ............................................................     3,500                    102,348
Electrocomponents PLC ..................................................     8,375                     56,156
Fujimi, Inc. ...........................................................    21,000                    729,464
Intel Corp. ............................................................   127,100                 15,069,294
Micron Technology, Inc.* ...............................................   166,300                  8,408,544
Micronics Japan Co. Ltd. ...............................................    10,000                    146,212
Motorola, Inc. .........................................................   283,000                 17,280,687
Murata Manufacturing Co., Ltd. .........................................     9,000                    374,036
Nikon Corp. ............................................................    68,000                    662,827
Rohm Co. Ltd. ..........................................................    15,000                  1,367,745
Sankyo Engineering Co. .................................................       700                      2,996
Sanmina Corp.* .........................................................    73,070                  4,566,875
Solectron Corp.* .......................................................   216,900                 20,158,144
Sterling Commerce, Inc.* ...............................................   139,500                  6,277,500
TDK Corp. ..............................................................     4,000                    366,150
Tokyo Electron .........................................................       800                     30,412
Yamaichi Electronics Co. Ltd. ..........................................     8,000                    129,730
Yokogawa Electric Corp. ................................................    59,000                    292,778
                                                                                                  -----------
                                                                                                  102,716,023
                                                                                                  -----------
OFFICE EQUIPMENT (3.8%)
Canon, Inc. ............................................................    15,000                    321,001
Ceridian Corp.* ........................................................   343,400                 23,973,613
Compaq Computer Corp. ..................................................   375,900                 15,764,306
Dell Computer Corp.* ...................................................   297,600                 21,780,600
Fujitsu Ltd. ...........................................................    28,000                    373,416
Oce--Van De Grinten N.V. ...............................................     1,840                     66,138
Policy Management Systems
  Corp.* ...............................................................   309,600                 15,634,800
Ricoh Elemex Corp. .....................................................     9,000                     69,942
                                                                                                  -----------
                                                                                                   77,983,816
                                                                                                  -----------
OFFICE EQUIPMENT SERVICES (4.0%)
Computer Sciences Corp. ................................................    83,000                  5,348,313
Data Communication System Co.                                               19,800                    404,422
First Data Corp. .......................................................   482,600                 15,292,388

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
Frontec AB (B Shares)* .................................................       170,000            $     728,654
Fuji Soft ABC, Inc. ....................................................        18,600                  947,718
HBO & Co. ..............................................................       354,321               10,164,584
Intuit, Inc.* ..........................................................        50,000                3,625,000
Mettler--Toledo International,
  Inc.* ................................................................        95,500                2,679,969
Microsoft Corp.* .......................................................       122,600               17,003,087
Misys PLC ..............................................................       220,000                1,602,359
Nippon System Development ..............................................        42,300                1,311,918
Novell, Inc.* ..........................................................     1,211,900               21,965,687
                                                                                                  -------------
                                                                                                     81,074,099
                                                                                                  -------------
TELECOMMUNICATIONS (5.5%)
AirTouch Communications, Inc.*                                                 190,000               13,703,750
America Online, Inc. ...................................................       160,800               25,728,000
Clearnet Communications, Inc.
  (Class A)* ...........................................................       238,000                1,933,750
Corecomm Ltd.* .........................................................         3,600                   56,700
DDI Corp. ..............................................................            98                  364,732
E.R.G. Limited .........................................................     1,050,000                  656,254
Energis PLC* ...........................................................        75,000                1,672,157
Ericsson LM (ADR) ......................................................        49,400                1,177,680
Esprit Telecom Group PLC
  (ADR)* ...............................................................        65,800                3,076,150
Filtronic Comtek PLC ...................................................       250,800                2,524,608
Fore Systems, Inc.* ....................................................       297,400                5,446,138
Global TeleSystems Group, Inc.*                                                132,900                7,409,175
Helsinki Telephone Corp. ...............................................        38,100                2,264,054
Hong Kong Telecommunications                                                    88,800                  155,312
Hyperion Telecommunications,
  Inc. (Class A)* ......................................................       173,000                2,616,625
Keppel Telecommunications &
  Transportation Ltd. ..................................................       160,000                  105,697
Mannesmann AG ..........................................................         3,500                  404,816
MCI WorldCom, Inc.* ....................................................       140,300               10,066,525
Mobistar SA* ...........................................................        12,000                  602,256
NetCom Systems AB (B Shares)*                                                    8,000                  326,097
Nextel Communications, Inc.
  (Class A)* ...........................................................       281,300                6,645,713
NTL, Inc.* .............................................................       135,200                7,630,350
Orange PLC* ............................................................       150,000                1,743,286
Powertel Ltd.* .........................................................       300,000                  187,501
SK Telecom Co. Ltd. (ADR) ..............................................        50,000                  509,375
Tele-Communications TCI
  Ventures Group (Class A)* ............................................       626,500               14,761,906
Vodafone Group PLC .....................................................       106,700                1,732,708
WinStar Communications, Inc.* ..........................................         2,829                  110,331
                                                                                                  -------------
                                                                                                    113,611,646
                                                                                                  -------------
  TOTAL TECHNOLOGY (18.3%) .............................................                            375,385,584
                                                                                                  -------------
DIVERSIFIED
MISCELLANEOUS (1.2%)
Brierley Investments Ltd. ..............................................        14,000                    3,170
Crean (James) PLC--Units ...............................................        40,000                   50,568
Damskibs AS (Class B) ..................................................            25                  174,798
GKN PLC ................................................................        10,650                  141,316
Industrias CH S.A. (B Shares)* .........................................        80,000                  142,574
Lagardere S.C.A. .......................................................         2,100                   89,230
Montedison Spa .........................................................        74,000                   98,234
Pilkington PLC .........................................................        17,397                   17,367
Ratin A/S-B ............................................................           385                   81,664
Sime Darby BHD .........................................................       161,000                  129,274


                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
Smiths Industries PLC ..................................................       5,559              $      79,313
Sophus Berendsen-B .....................................................         385                     13,369
Suez Lyonnaise des Eaux ................................................       4,200                    862,617
Tomkins PLC ............................................................      37,500                    176,887
Tyco International Ltd. ................................................     273,100                 20,601,981
Vivendi ................................................................      10,930                  2,835,406
Williams Holdings PLC ..................................................       9,756                     55,393
                                                                                                  -------------
  TOTAL DIVERSIFIED (1.2%) .............................................                             25,553,161
                                                                                                  -------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (65.6%)
  (Cost $1,054,012,197) ................................................                          1,347,219,921
                                                                                                  -------------
PREFERRED STOCKS:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.0%)
ProSieben Media AG .....................................................      23,000                  1,101,350
                                                                                                  -------------
TRUCKING, SHIPPING (0.1%)
CNF Trust I
  5.0% Conv. Series A ..................................................      25,400                  1,444,625
                                                                                                  -------------
  TOTAL BUSINESS SERVICES (0.1%)                                                                      2,545,975
                                                                                                  -------------
CAPITAL GOODS (0.1%)
AEROSPACE
Loral Space & Communications
  6.0% Conv.+ ..........................................................      15,300                    806,119
                                                                                                  -------------
CONSUMER CYCLICALS
AIRLINES (0.0%)
Continental Airlines Finance
  Trust 8.5% Conv. .....................................................       3,350                    231,987
                                                                                                  -------------
LEISURE RELATED (0.1%)
Royal Caribbean Cruises Ltd.
  7.25% Series A .......................................................      18,500                  2,127,500
Village Roadshow Ltd. ..................................................      10,000                     12,500
                                                                                                  -------------
                                                                                                      2,140,000
                                                                                                  -------------
  TOTAL CONSUMER CYCLICALS (0.1%)                                                                     2,371,987
                                                                                                  -------------
CONSUMER NONCYCLICALS
CONTAINERS (0.0%)
Sealed Air Corp.
  $2.0 Conv. ...........................................................      10,300                    534,312
                                                                                                  -------------
HOSPITAL SUPPLIES & SERVICES (0.0%)
Fresenius AG ...........................................................       1,000                    210,021
                                                                                                  -------------
  TOTAL CONSUMER NONCYCLICALS (0.0%)                                                                    744,333
                                                                                                  -------------
CREDIT SENSITIVE (0.1%)
UTILITY--ELECTRIC
AES Trust I
  5.375% Conv., Series A ...............................................      32,800                  2,279,600
                                                                                                  -------------
TECHNOLOGY
ELECTRONICS (0.1%)
L&H Capital Trust I
  4.75% Conv.+ .........................................................      25,900                    819,088
Times Mirror Co. .......................................................      11,700                    652,275
                                                                                                  -------------
                                                                                                      1,471,363
                                                                                                  -------------
TELECOMMUNICATIONS (0.6%)
AirTouch Communications, Inc.
  4.25% Conv., Series C ................................................      17,200                  1,771,600
ICG Communications, Inc.
  6.75% Conv. ..........................................................      11,800                    628,350

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998


                                             NUMBER              VALUE
                                            OF SHARES           (NOTE 1)
                                      --------------------   -------------
Intermedia Communications, Inc.:
  7.0% Conv.+ .....................            15,200        $  388,550
  7.0% Conv. Series D .............            20,900           534,256
IXC Communications, Inc.:
  6.75% Conv. .....................             5,700           188,813
  6.75% Conv.+ ....................            23,600           781,750
Nextel Strypes Trust ..............
  7.25% Conv. .....................            68,700         1,408,350
Nokia Oyj (A Shares) ..............            38,184         4,642,932
WinStar Communications, Inc.
  7.0% Conv.+ .....................            43,500         2,066,250
                                                             ----------
                                                             12,410,851
                                                             ----------
  TOTAL TECHNOLOGY (0.7%) .........                          13,882,214
                                                             ----------
TOTAL PREFERRED STOCKS (1.1%)
  (Cost $19,329,055) ..............                          22,630,228
                                                             ----------
                                           PRINCIPAL
                                             AMOUNT
                                            ---------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.2%)
Clear Channel Communications, Inc.
  2.625% Conv., 04/01/03 ..........        $  680,000           737,800
Mail-Well, Inc. ...................
  5.0% Conv., 11/01/02 ............           640,000           576,000
P-Com, Inc.:
  4.25% Conv., 11/01/02+ ..........         1,065,000           500,550
  4.25% Conv., 11/01/02 ...........           560,000           263,200
Tele-Communications, Inc.
  4.5%, 02/15/06 ..................         1,760,000         1,819,400
                                                             ----------
                                                              3,896,950
                                                             ----------
PROFESSIONAL SERVICES (0.0%)
Personnel Group of America:
  5.75% Conv., 07/01/04+ ..........           295,000           341,462
  5.75% Conv., 07/01/04 ...........           570,000           659,775
                                                             ----------
                                                              1,001,237
                                                             ----------
  TOTAL BUSINESS SERVICES (0.2%)                              4,898,187
                                                             ----------
CAPITAL GOODS (0.1%)
AEROSPACE
Orbital Sciences Corp.:
  5.0% Conv., 10/01/02+ ...........           545,000           921,050
  5.0% Conv., 10/01/02 ............           205,000           346,450
                                                             ----------
                                                              1,267,500
                                                             ----------
CONSUMER CYCLICALS
AUTO RELATED (0.3%)
Federal Mogul Corp.
  7.75%, 07/01/06 .................         6,775,000         6,924,863
                                                             ----------
RETAIL--GENERAL (0.1%)
Office Depot, Inc.
  Zero Coupon, 11/01/08 ...........         1,555,000         1,345,075
                                                             ----------
  TOTAL CONSUMER CYCLICALS (0.4%)                             8,269,938
                                                             ----------
CONSUMER NONCYCLICALS
DRUGS (0.3%)
MedImmune, Inc.
  7.0% Conv., 07/01/03 ............           775,000         3,917,625
  7.0% Conv. Sub. Note, 07/01/03+             280,000         1,415,400

                                           PRINCIPAL         VALUE
                                             AMOUNT         (NOTE 1)
                                         -------------   -------------
Quintiles Transnational Corp.:
  4.25% Conv., 05/31/00+ .............   $  460,000      $  629,050
  4.25% Conv., 05/31/00 ..............      590,000         806,825
                                                         ----------
                                                          6,768,900
                                                         ----------
HOSPITAL SUPPLIES & SERVICES (0.4%)
Alternative Living Services Ltd.
  5.25% Conv., 12/15/02 ..............      905,000       1,153,875
Beckman Coulter, Inc.
  7.45%, 03/04/08+ ...................    3,850,000       3,862,166
FPA Medical Management, Inc.
  6.5% Conv., 12/15/01 (a)+ ..........      925,000           4,625
RES-Care, Inc.:
  6.0% Conv., 12/01/04+ ..............      820,000       1,137,237
  6.0% Conv., 12/01/04 ...............      250,000         346,719
Sunrise Assisted Living, Inc.
  5.5% Conv., 06/15/02 ...............      545,000         813,413
                                                         ----------
                                                          7,318,035
                                                         ----------
MEDIA & CABLE (0.6%)
Time Warner, Inc.
  9.125%, 01/15/13 ...................   10,250,000      12,976,090
                                                         ----------
  TOTAL CONSUMER NONCYCLICALS (1.3%)                     27,063,025
                                                         ----------
CREDIT SENSITIVE
ASSET BACKED (0.4%)
Chase Credit Card Master Trust
  6.0%, 08/15/05 .....................    8,000,000       8,110,000
                                                         ----------
BANKS (1.3%)
Citicorp
  6.375%, 11/15/08 ...................   10,470,000      10,861,578
Fuji Bank Ltd.
  9.87%, 12/31/49+ ...................    7,000,000       5,110,000
Grupo Financiero Banorte
  Zero Coupon, 12/05/02 ..............       20,800           2,102
St. George Bank Ltd.
  7.15%, 10/15/05+ ...................    9,525,000       9,898,094
                                                         ----------
                                                         25,871,774
                                                         ----------
MORTGAGE RELATED (6.2%)
Federal Home Loan Mortgage
  Corp.:
  GOLD 7.0%, 09/01/11 ................    6,976,105       7,128,708
  7.0%, 01/01/12 .....................    3,271,178       3,342,735
  7.5%, 04/01/28 .....................    5,214,962       5,353,487
Federal National Mortgage
  Association:
  6.5%, 01/01/11 .....................      670,679         679,692
  6.0%, 04/01/11 .....................    9,545,134       9,557,065
  6.5%, 09/01/11 .....................    6,470,705       6,557,658
  7.0%, 05/01/26 .....................    1,904,303       1,941,199
  7.0%, 08/01/26 .....................      382,443         389,853
  7.0%, 09/01/27 .....................      739,951         754,287
  7.0%, 01/01/28 .....................    4,127,913       4,207,892
  6.5%, 03/01/28 .....................    2,836,658       2,852,614
  6.5%, 09/01/28 .....................    1,985,896       1,997,067
  6.5%, 10/01/28 .....................    2,976,651       2,993,394
  8.0% 30 Year TBA, 12/01/28 .........    8,300,000       8,593,986
Government National Mortgage
  Association:
  7.0%, 07/15/27 .....................    3,532,203       3,612,773

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                PRINCIPAL               VALUE
                                                 AMOUNT                (NOTE 1)
                                         ----------------------   -----------------
  7.5%, 09/15/27 .....................   $       72               $           74
  7.0%, 02/15/28 .....................   12,586,489                   12,873,587
  6.5%, 03/15/28 .....................   17,417,945                   17,586,725
  7.0%, 05/15/28 .....................   11,971,618                   12,234,998
  6.5%, 07/15/28 .....................    4,451,714                    4,494,851
  7.0%, 12/15/28 .....................   20,100,000                   20,558,481
                                                                  --------------
                                                                     127,711,126
                                                                  --------------
U.S. GOVERNMENT (10.0%)
U.S. Treasury:
  6.0% Note, 08/15/00 ................   28,025,000                   28,603,016
  6.25% Note, 04/30/01 ...............   43,910,000                   45,460,594
  6.5% Note, 08/31/01 ................   22,775,000                   23,807,004
  6.5% Note, 05/31/02 ................   35,050,000                   37,010,627
  5.75% Note, 08/15/03 ...............    1,550,000                    1,617,812
  4.25% Note, 11/15/03 ...............   21,765,000                   21,479,334
  5.625% Note, 05/15/08 ..............    5,800,000                    6,187,875
  6.125% Bond, 11/15/27 ..............   22,985,000                   25,743,200
  5.25% Bond, 11/15/28 ...............   14,620,000                   14,985,500
                                                                  --------------
                                                                     204,894,962
                                                                  --------------
UTILITY--ELECTRIC (0.3%)
Texas Utilities Co. (Series C)
  6.375%, 01/01/08 ...................    6,900,000                    7,058,341
                                                                  --------------
  TOTAL CREDIT SENSITIVE (18.2%)                                     373,646,203
                                                                  --------------
ENERGY (0.1%)
GAS
RAS Laffan Liquid Natural Gas
  8.294%, 03/15/14+ ..................    3,500,000                    2,884,910
                                                                  --------------
TECHNOLOGY
ELECTRONICS (1.7%)
Amkor Technologies, Inc.
  5.75% Conv., 05/01/03 ..............    2,435,000                    2,410,650
America Online, Inc.
  4.0% Conv., 11/15/02 ...............      720,000                    4,428,900
EMC Corp.
  3.25% Conv., 03/15/02 ..............      435,000                    1,638,862
HNC Software, Inc.
  4.75% Conv., 03/01/03 ..............      920,000                    1,012,000
Hutchinson Technology, Inc.:
  6.0%, 03/15/05+ ....................      405,000                      564,469
  6.0%, 03/15/05 .....................      970,000                    1,351,938
Level One Communications:
  4.0% Conv., 09/01/04+ ..............      670,000                      976,525
  4.0% Conv., 09/01/04 ...............      400,000                      583,000
Micron Technology, Inc.
  7.0% Conv., 07/01/04 ...............      700,000                      749,000
Motorola, Inc.
  6.5%, 11/15/28 .....................   10,300,000                   10,405,369
Network Associates, Inc.:
  Zero Coupon, 02/13/18+ .............    2,115,000                    1,298,081
  Zero Coupon, 02/13/18 ..............      315,000                      193,331
Photronics, Inc.
  6.0% Conv., 06/01/04 ...............    1,485,000                    1,577,813


                                                PRINCIPAL               VALUE
                                                 AMOUNT                (NOTE 1)
                                         ----------------------   -----------------
SCI Systems, Inc.
  5.0% Conv., 05/01/06+ ..............   $1,430,000               $    3,401,612
Solectron Corp.
  6.0% Conv., 03/01/06+ ..............    1,470,000                    4,046,175
                                                                  --------------
                                                                      34,637,725
                                                                  --------------
TELECOMMUNICATIONS (0.3%)
Comverse Technology, Inc.:
  5.75% Conv., 10/01/06+ .............    1,295,000                    2,099,519
  5.75% Conv., 10/01/06 ..............      555,000                      899,795
Global TeleSystems Group, Inc.
  5.75% Conv., 07/01/10 ..............    2,215,000                    2,502,950
                                                                  --------------
                                                                       5,502,264
                                                                  --------------
  TOTAL TECHNOLOGY (2.0%) ............                                40,139,989
                                                                  --------------
TOTAL LONG-TERM DEBT SECURITIES (22.3%)
  (Amortized Cost $440,261,149)                                      458,169,752
                                                                  --------------
SHORT-TERM DEBT SECURITIES:
BANKERS ACCEPTANCES (0.6%)
Chase Manhattan Corp.
  5.07%, due 02/19/99 ................   12,744,352                   12,656,406
                                                                  --------------
COMMERCIAL PAPER
National Rural Utilities Finance
  Corp.
  5.12%, due 02/16/99 ................   10,000,000                    9,934,577
Suntrust Bank
  5.54%, due 01/29/99 ................   15,000,000                   14,935,601
                                                                  --------------
  TOTAL COMMERCIAL PAPER (1.2%)                                       24,870,178
                                                                  --------------
TIME DEPOSITS
Chase Manhattan Corp.
  4.5%, due 01/04/99 .................   57,700,000                   57,700,000
First National Bank Chikago
  4.875%, due 01/04/99 ...............   60,000,000                   59,999,999
                                                                  --------------
  TOTAL TIME DEPOSITS (5.7%) .........                               117,699,999
                                                                  --------------
U.S. GOVERNMENT AGENCIES
Federal Home Loan Mortgage
  Corp.:
  4.7%, due 01/04/99 .................   49,100,000                   49,080,768
  5.1%, due 01/14/99 .................   20,000,000                   19,963,312
                                                                  --------------
  TOTAL U.S. GOVERNMENT AGENCIES (3.4%)                               69,044,080
                                                                  --------------
TOTAL SHORT-TERM DEBT SECURITIES (10.9%)
  (Amortized Cost $224,270,663)                                      224,270,663
                                                                  --------------
TOTAL INVESTMENTS (99.9%)
  (Cost/Amortized Cost $1,737,873,064)                             2,052,290,564
OTHER ASSETS
  LESS LIABILITIES (0.1%) ............                                 2,809,955
                                                                  --------------
NET ASSETS (100.0%) ..................                            $2,055,100,519
                                                                  ==============

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998


DISTRIBUTION OF INVESTMENTS BY GLOBAL
REGION
As a Percentage of Total Investments
Canada ........................     0.2%
France ........................     1.0
Germany .......................     0.5
Japan .........................     2.4
Latin America .................     0.2
Netherlands ...................     0.9
New Zealand & Australia .......     0.7
Scandinavia ...................     1.1
Southeast Asia ................     0.3
Spain .........................     0.6
Switzerland ...................     0.7
United Kingdom ................     2.7
United States** ...............    86.9
Other European Countries ......     1.8
                                  -----
                                  100.0%
                                  =====



----------
*     Non-income producing.
**    Includes Short-Term Debt Securities of 10.9%.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1998, these securities amounted to $52,823,751 or 2.6% of net assets.
(a)   On July 15, 1998, this security defaulted on its interest payment.
      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt








                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 1998

1. Organization and Significant Accounting Policies

     The Hudson River Trust (the "Trust") (successor to The Hudson River Fund, Inc., a Maryland corporation organized in 1984) was formed as a Massachusetts business trust on July 10, 1987 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust issues shares of beneficial interest currently divided among fourteen Portfolios (the "Portfolios"): Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth and Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Aggressive Stock, Alliance Small Cap Growth, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors. Effective October 2, 1996, the Trust made available a second class of shares, Class IB, for each of the Trust's Portfolios. In connection with the Class IB shares offering, the existing class of shares was redesignated Class IA. The Class IB shares are subject to distribution fees imposed under a distribution plan (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the Distribution Plan.

     Class IA shares are offered to separate accounts of The Equitable Life Assurance Society of the United States ("Equitable"), a wholly-owned subsidiary of The Equitable Companies Incorporated, and to separate accounts of other insurance companies unaffiliated with Equitable. Class IB shares are offered to separate accounts of Equitable.

     The investment objectives of each Portfolio are as follows:

     Alliance Money Market Portfolio -- High level of current income, preserve its assets and maintain liquidity. The Portfolio pursues this objective by investing in primarily high quality U.S. dollar denominated money market instruments.

     Alliance Intermediate Government Securities Portfolio -- High current income consistent with relative stability of principal through investment primarily in debt securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities.

     Alliance Quality Bond Portfolio -- High current income consistent with preservation of capital by investing primarily in investment grade fixed income securities. The Portfolio reserves the right to invest in convertible debt securities, preferred stocks and dividend-paying common stocks.

     Alliance High Yield Portfolio -- High return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Portfolio pursues this objective by investing primarily in a diversified mix of high yield, fixed income securities involving greater volatility of price and risk of principal and income than high quality fixed income securities. The medium and lower quality debt securities in which the Portfolio may invest are known as "junk bonds."

     Alliance Growth and Income Portfolio -- High total return through a combination of current income and capital appreciation by investing primarily in income-producing common stocks and securities convertible into common stocks.

     Alliance Equity Index Portfolio -- Total return before expenses that approximates the total return performance of the Standard & Poor's 500 Index, including reinvestment of dividends, at a risk level consistent with that of the Index.

     Alliance Common Stock Portfolio -- Long-term growth of its capital and increase income. The Portfolio pursues this objective by investing primarily in common stock and other equity-type instruments.

     Alliance Global Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in equity securities of non-United States companies as well as United States issuers.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998

     Alliance International Portfolio -- Long-term growth of capital by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in non-United States companies with prospects for growth.

     Alliance Aggressive Stock Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in common stocks and other equity-type securities issued by quality small and intermediate sized companies with strong growth prospects.

     Alliance Small Cap Growth Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in common stocks and other equity-type securities issued by smaller-sized companies with strong growth potential.

     Alliance Conservative Investors Portfolio -- High total return without, in the investment adviser's opinion, undue risk to principal. The Portfolio pursues this objective by investing in a diversified mix of publicly traded equity and debt securities.

     Alliance Balanced Portfolio -- High return through both appreciation of capital and current income. The Portfolio pursues this objective by investing in a diversified portfolio of publicly traded equity and debt securities and short-term money market instruments.

     Alliance Growth Investors Portfolio -- Highest total return consistent with the investment adviser's determination of reasonable risk. The Portfolio pursues this objective by investing in a diversified mix of publicly traded equity and fixed income securities, including at times common stocks issued by intermediate and small-sized companies and at times fixed income securities that are medium and lower quality debt securities known as "junk bonds."

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

     The following is a summary of the significant accounting policies of the
Trust:

     Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale during the day, at a bid price estimated by a broker.

     Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

     Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks.

     Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

     Purchased options, including options on futures, are valued at their last bid price. Written options are valued at their last asked price.
Over-the-counter written options are valued using prices provided by brokers.

     Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998

     U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities are valued at representative quoted prices.

     Foreign securities not traded directly, or in American Depository Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices in the currency of the country of origin.

     Except for the Alliance Money Market Portfolio, short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. Short-term debt securities held in the Alliance Money Market Portfolio are valued at representative quoted prices regardless of the length of maturity.

     Futures and forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

     Other securities, including restricted securities, and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at "fair value" as determined in good faith by the Valuation Committee of the Board of Trustees.

     Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees.

     Interest income (including amortization of premium and accretion of discount on securities using the effective yield method) is accrued daily. Dividend income is recorded on the ex-dividend date.

     Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

     All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class. Expenses of the Trust are charged to each Portfolio in proportion to net assets.

     Under a deferred compensation plan, the Trust owes several Trustees the payment of all or part of the fees payable for their services. Such amounts are reflected in the Statements of Assets and Liabilities.

     The Board of Trustees has approved the lending of portfolio securities through its custodian bank, Chase Manhattan Bank ("Chase"), acting as lending agent, to certain broker-dealers in exchange for negotiated lenders' fees. Any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the securities loaned. All loans will be collateralized in the form of cash or U.S. Government securities. Chase invests the cash collateral in short-term investments and retains a portion of the interest earned. Chase will indemnify the Portfolios from any loss resulting from a borrower's failure to return a loaned security when due. The following table shows the value of securities loaned and collateral received at December 31, 1998, and the security loan fees received, net of rebates paid, for the year ended December 31, 1998. Such net fees are included in interest income in the accompanying Statements of Operations.



                                                              VALUE OF               VALUE OF           SECURITY LOAN
PORTFOLIO                                                SECURITIES LOANED     COLLATERAL RECEIVED*     FEES RECEIVED
-----------------------------------------------------   -------------------   ----------------------   --------------
Alliance Intermediate Government Securities .........       $ 55,861,878           $ 57,413,825          $  125,806
Alliance Quality Bond ...............................         83,075,859             85,255,743             288,741
Alliance Growth and Income ..........................         72,527,235             73,317,420             114,554
Alliance Equity Index ...............................        150,848,887            153,710,640             186,342
Alliance Common Stock ...............................        616,945,987            622,787,758           1,460,586
Alliance Global .....................................         65,942,264             68,139,226             550,844
Alliance International ..............................         11,817,454             12,321,470              99,893
Alliance Aggressive Stock ...........................        383,627,804            386,886,300           1,985,589
Alliance Conservative Investors .....................         86,716,143             89,252,161             282,914
Alliance Balanced ...................................        438,340,537            452,567,157           1,352,818
Alliance Growth Investors ...........................        265,482,794            272,153,386           1,093,954

----------
* Including U.S. Government securities valued at $38,861,005, $34,823,220, $4,879,000, $35,900,535, $101,682,362, and $55,245,737 for the Alliance
      Intermediate Government Securities, Alliance Quality Bond, Alliance Global, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios, respectively.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998

     The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid price last quoted by a composite list of major U.S. banks at the following dates:

     (i) market value of investment securities, other assets and liabilities--at the valuation date.

     (ii) purchase and sales of investment securities, income and expenses--at the date of such transactions.

     The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Net currency gains or losses realized and unrealized as a result of differences between interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations.

     The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed quarterly; distributions from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends and distributions are reinvested in additional full and fractional shares of the related Portfolios. All dividends and distributions are distributed on a tax basis and as such, the amounts may differ from financial statement investment income and realized capital gains.

     Options Written:

     All Portfolios (except for the Alliance Money Market and Alliance Equity Index Portfolios) may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are realized as gains on the expiration date. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

     Futures and Forward Contracts:

     Futures and forward contracts are agreements to buy or sell a security for a set price in the future. A Portfolio may buy or sell futures and forward contracts for the purpose of protecting its portfolio securities against future changes in interest rates which might adversely affect the value of the Portfolio's securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be either in cash or U.S. Treasury securities. During the period the futures and forward contracts are open, changes in the market price of the contract are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures and forward contracts and may incur a loss. The use of futures and forward contracts transactions involves the risk of imperfect correlation in movements in the price of futures and forward contracts, interest rates and the underlying hedged assets.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998

     Limitations on Market and Credit Risk:

     Written options, futures and forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The contract amounts of these futures and forward contracts reflect the extent of the Portfolio's exposure to off-balance sheet risk. The Portfolio bears the market risk which arises from any changes in security values. The credit risk for futures contracts is limited to failure to trade or exercise the futures contracts purchased through the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward contracts are entered into directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

     Statement of Position 93-2:

     For the year ended December 31, 1998, in conformity with Statement of Position 93-2 Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the reclassification arising from current book/tax differences resulted in increases (decreases) to the components of net assets as follows:




                                              ALLIANCE
                                            INTERMEDIATE     ALLIANCE                    ALLIANCE
                                             GOVERNMENT      QUALITY       ALLIANCE       EQUITY        ALLIANCE         ALLIANCE
                                             SECURITIES        BOND       HIGH YIELD      INDEX       COMMON STOCK        GLOBAL
                                              PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO        PORTFOLIO
                                           -------------- ------------- -------------  ----------- ----------------- ---------------
Undistributed (overdistributed) net
 investment income .......................   $   1,558     $   101,980   $   197,552    $   3,951    $ (15,541,411)   $   1,533,285
Accumulated net realized gain (loss) .....      (1,558)       (101,980)     (197,552)      (3,951)      15,541,411       (1,533,285)



                                                               ALLIANCE      ALLIANCE       ALLIANCE                       ALLIANCE
                                               ALLIANCE       AGGRESSIVE     SMALL CAP    CONSERVATIVE      ALLIANCE        GROWTH
                                            INTERNATIONAL       STOCK         GROWTH        INVESTORS       BALANCED      INVESTORS
                                              PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                           --------------- --------------- ------------- -------------- --------------- ------------
Paid-in capital ..........................  $ (2,256,875)   $          --  $ (168,661)   $        --    $          --   $    64,483
Undistributed (overdistributed) net
 investment income .......................     2,913,186        9,723,281      27,043       (173,812)      (1,175,974)     (105,678)
Accumulated net realized gain (loss) .....      (656,311)      (9,723,281)    141,618        173,812        1,175,974        41,195



     Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the period from November 1, 1998 to December 31, 1998 certain Portfolios incurred and elected to defer until January 1, 1999 for U.S. Federal income tax purposes net capital and net currency losses of approximately:


                                         CAPITAL       CURRENCY
PORTFOLIO                                 LOSSES        LOSSES
-----------------------------------   -------------   ----------
Alliance Quality Bond .............    $ 1,114,087     $     --
Alliance High Yield ...............     35,405,973           --
Alliance Common Stock .............      4,742,342       26,979
Alliance Global ...................             --      435,898
Alliance Small Cap Growth .........      2,835,065           --
Alliance Balanced .................             --      106,329
Alliance Growth Investors .........             --      101,198

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998

2. Management of the Trust

     Alliance Capital Management L.P. ("Alliance"), a publicly traded limited partnership, indirectly majority-owned by Equitable, is the investment adviser. Under the terms of an Investment Advisory Agreement, Alliance receives fees from each Portfolio at the following rates:




                                                                          AVERAGE DAILY NET ASSETS
                                                   ----------------------------------------------------------------------
                                                        FIRST           NEXT          NEXT          NEXT
PORTFOLIO                                           $750 MILLION    $750 MILLION   $1 BILLION   $2.5 BILLION   THEREAFTER
-------------------------------------------------  --------------  -------------- ------------ -------------- -----------
Alliance Money Market ...........................        .350%           .325%         .300%         .280%       .270%
Alliance Intermediate Government Securities .....        .500%           .475%         .450%         .430%       .420%
Alliance Quality Bond ...........................        .525%           .500%         .475%         .455%       .445%
Alliance High Yield .............................        .600%           .575%         .550%         .530%       .520%
Alliance Growth and Income ......................        .550%           .525%         .500%         .480%       .470%
Alliance Equity Index ...........................        .325%           .300%         .275%         .255%       .245%
Alliance Common Stock ...........................        .475%           .425%         .375%         .355%       .345%*
Alliance Global .................................        .675%           .600%         .550%         .530%       .520%
Alliance International ..........................        .900%           .825%         .800%         .780%       .770%
Alliance Aggressive Stock .......................        .625%           .575%         .525%         .500%       .475%
Alliance Small Cap Growth .......................        .900%           .850%         .825%         .800%       .775%
Alliance Conservative Investors .................        .475%           .425%         .375%         .350%       .325%
Alliance Balanced ...............................        .450%           .400%         .350%         .325%       .300%
Alliance Growth Investors .......................        .550%           .500%         .450%         .425%       .400%

----------
* On assets in excess of $10 billion, the management fee for the Alliance Common Stock Portfolio is reduced to 0.335% of average daily net assets.


3. Distribution Plan

     Each Portfolio's Distribution Plan permits the Portfolio to pay a distribution fee of up to 0.50% of the average daily net assets attributable to its Class IB shares. The Trust, on behalf of each Portfolio, has entered into distribution agreements ("the Class IB Distribution Agreements") pursuant to the Distribution Plans with each of Equitable Distributors, Inc. ("EDI") and EQ Financial Consultants, Inc. ("EQ Financial") (each a "Class IB Distributor"). Both EDI and EQ Financial are indirect, wholly-owned subsidiaries of the Equitable. The Class IB Distribution Agreements provide that each Class IB Distributor receives payments from each Portfolio (except the Alliance Small Cap Growth Portfolio) at a rate equal to 0.25% of the average daily net assets of such Portfolio attributable to Class IB shares for which such Class IB Distributor provides services and/or assumes expenses under the Distribution Plan. With respect to the Alliance Small Cap Growth Portfolio, this amount shall not exceed the lesser of (a) 0.25% of the average daily net assets of the Portfolio attributable to Class IB shares for which each Class IB Distributor provides services and/or assumes expenses under the Distribution Plan and (b) an amount that, when added to certain other expenses of the Class IB shares, would result in a ratio of expenses to average daily net assets attributable to Class IB shares for which such Class IB Distributor provides services and/or assumes expenses under the Distribution Plan equaling 1.20%.

     The Distribution Plans provide that EDI and EQ Financial will use the payments received under the Class IB Distribution Agreements for services rendered (and expenses borne) in connection with activities primarily intended to result in the sale of the Trust's Class IB shares. Since the Class IB Distributor's compensation is not directly tied to their expenses, the amount of compensation received under the Class IB Distribution Agreements during any year may be more or less than actual expenses. For this reason, the Distribution Plans are characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998

4. Investment Transactions


     Investment security transactions, excluding short-term debt securities, for the year ended December 31, 1998 were as follows:




                                                                   PURCHASES                            SALES
                                                      ----------------------------------- ----------------------------------
                                                          STOCKS AND     U.S. GOVERNMENT      STOCKS AND     U.S. GOVERNMENT
PORTFOLIO                                              DEBT SECURITIES     AND AGENCIES    DEBT SECURITIES    AND AGENCIES
----------------------------------------------------- ----------------- ----------------- ----------------- ----------------
Alliance Intermediate Government Securities .........  $           --      $882,551,892    $           --     $779,886,556
Alliance Quality Bond ...............................      91,071,256       487,202,030        73,242,559      395,286,597
Alliance High Yield .................................   1,184,293,260                --       915,572,290               --
Alliance Growth and Income ..........................     815,755,393                --       555,944,044               --
Alliance Equity Index ...............................     497,118,176                --        77,132,186               --
Alliance Common Stock ...............................   5,990,877,057                --     4,756,141,756               --
Alliance Global .....................................   1,299,924,040                --     1,373,918,299               --
Alliance International ..............................     113,329,137                --       120,272,396               --
Alliance Aggressive Stock ...........................   4,602,143,779                --     4,708,779,467               --
Alliance Small Cap Growth ...........................     361,639,388                --       200,463,865               --
Alliance Conservative Investors .....................     134,956,237       192,184,044       123,103,953      168,194,209
Alliance Balanced ...................................     896,747,240       684,949,864       963,577,848      656,749,490
Alliance Growth Investors ...........................   1,218,713,796       469,941,220     1,236,606,838      390,934,301

     No activity is shown for the Alliance Money Market Portfolio since it trades exclusively in short-term debt securities.


     Transactions in options written for the year ended December 31, 1998 are summarized as follows:




                                                                            ALLIANCE
                                                                          COMMON STOCK
                                                                           PORTFOLIO
                                                                --------------------------------
                                                                  NUMBER OF         PREMIUMS
                                                                  CONTRACTS         RECEIVED
                                                                -------------   ----------------
Options outstanding--January 1, 1998 ........................       365,250      $  103,560,700
Options written .............................................     2,091,320         657,322,763
Options terminated in closing purchase transactions .........      (483,930)       (141,155,763)
Options expired .............................................      (889,138)       (253,614,377)
Options exercised ...........................................      (590,542)       (170,305,807)
                                                                  ---------      --------------
Options outstanding--December 31, 1998 ......................       492,960      $  195,807,516
                                                                  =========      ==============

     The Portfolios (except for the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios) may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign securities holdings. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. At December 31, 1998, the Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios had outstanding forward currency contracts to buy/sell foreign currencies as follows:

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998


                                                       CONTRACT        COST ON          U.S. $         UNREALIZED
                                                        AMOUNT       ORIGINATION       CURRENT        APPRECIATION
ALLIANCE GLOBAL PORTFOLIO:                              (000'S)          DATE           VALUE        (DEPRECIATION)
--------------------------------------------------   ------------   -------------   -------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
British Pounds, settling 01/05/99 ................          261      $   437,745     $   434,102     $     (3,643)
Italian Lira, settling 01/05/99 ..................      702,045          423,531         424,581            1,050
Japanese Yen, settling 02/26/99 ..................    4,000,000       34,457,806      35,709,822        1,252,016
Swedish Krona, settling 01/05/99 .................        1,203          149,128         148,646             (482)
FOREIGN CURRENCY SALE CONTRACTS
Japanese Yen, settling 01/04/99-02/26/99 .........    4,011,590       34,278,391      35,812,541       (1,534,150)
                                                                                                     ------------
                                                                                                     $   (285,209)
                                                                                                     ============


                                              CONTRACT       COST ON          U.S. $          UNREALIZED
                                               AMOUNT      ORIGINATION        CURRENT        APPRECIATION
ALLIANCE INTERNATIONAL PORTFOLIO:             (000'S)          DATE            VALUE        (DEPRECIATION)
-----------------------------------------   -----------   -------------   --------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
Japanese Yen, settling 01/04/99 .........   1,505,000      $11,144,021     $13,336,287      $  2,192,266
FOREIGN CURRENCY SALE CONTRACTS
Japanese Yen, settling 01/04/99 .........   1,507,297       11,239,914      13,356,644        (2,116,730)
                                                                                            ------------
                                                                                            $     75,536
                                                                                            ============


                                                CONTRACT       COST ON          U.S. $          UNREALIZED
                                                 AMOUNT      ORIGINATION        CURRENT        APPRECIATION
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO:       (000'S)         DATE            VALUE        (DEPRECIATION)
--------------------------------------------   ----------   -------------   --------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
Japanese Yen, settling 01/04/99 ............   135,000       $  999,630      $ 1,196,278       $  196,648
FOREIGN CURRENCY SALE CONTRACTS
Japanese Yen, settling 01/04/99 ............   135,329        1,009,259        1,199,193         (189,934)
                                                                                               ----------
                                                                                               $    6,714
                                                                                               ==========


                                              CONTRACT       COST ON          U.S. $          UNREALIZED
                                               AMOUNT      ORIGINATION        CURRENT        APPRECIATION
ALLIANCE BALANCED PORTFOLIO:                  (000'S)          DATE            VALUE        (DEPRECIATION)
-----------------------------------------   -----------   -------------   --------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
Japanese Yen, settling 01/04/99 .........   1,230,000      $ 9,107,738     $10,899,424      $  1,791,686
FOREIGN CURRENCY SALE CONTRACTS
Japanese Yen, settling 01/04/99 .........   1,230,000        9,170,208      10,899,424        (1,729,216)
                                                                                            ------------
                                                                                            $     62,470
                                                                                            ============


                                              CONTRACT       COST ON          U.S. $          UNREALIZED
                                               AMOUNT      ORIGINATION        CURRENT        APPRECIATION
ALLIANCE GROWTH INVESTORS PORTFOLIO:          (000'S)          DATE            VALUE        (DEPRECIATION)
-----------------------------------------   -----------   -------------   --------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
Japanese Yen, settling 01/04/99 .........   2,500,000      $18,511,662     $22,153,300      $  3,641,638
FOREIGN CURRENCY SALE CONTRACTS
Japanese Yen, settling 01/04/99 .........   2,504,474       18,676,316      22,192,951        (3,516,635)
                                                                                            ------------
                                                                                            $    125,003
                                                                                            ============

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998

     As of December 31, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



                                                                                GROSS UNREALIZED            NET UNREALIZED
                                                           COST OF      ---------------------------------    APPRECIATION
PORTFOLIO                                                INVESTMENTS      APPRECIATION     DEPRECIATION     (DEPRECIATION)
----------------------------------------------------- ----------------- ---------------- ---------------- -----------------
Alliance Money Market ...............................  $1,065,208,017    $      708,247   $      (16,311)  $      691,936
Alliance Intermediate Government Securities .........     224,677,249         1,973,900         (780,832)       1,193,068
Alliance Quality Bond ...............................     322,729,246         3,760,121       (1,440,440)       2,319,681
Alliance High Yield .................................     664,097,119         6,466,990      (71,570,622)     (65,103,632)
Alliance Growth and Income ..........................     853,361,062       198,202,793      (56,147,536)     142,055,257
Alliance Equity Index ...............................   1,166,648,275       539,339,959      (26,656,029)     512,683,930
Alliance Common Stock ...............................   8,870,134,823     4,918,784,136     (492,118,717)   4,426,665,419
Alliance Global .....................................   1,148,236,463       326,834,020      (55,744,464)     271,089,556
Alliance International ..............................     199,595,845        40,766,037      (37,127,918)       3,638,119
Alliance Aggressive Stock ...........................   4,327,017,046       788,191,037     (479,687,021)     308,504,016
Alliance Small Cap Growth ...........................     314,017,957        39,536,445      (30,810,567)       8,725,878
Alliance Conservative Investors .....................     355,277,161        39,068,741       (5,520,012)      33,548,729
Alliance Balanced ...................................   1,661,912,307       332,818,610      (53,484,535)     279,334,075
Alliance Growth Investors ...........................   1,740,591,203       395,786,484      (84,087,123)     311,699,361

     During the year ended December 31, 1998, the Alliance Intermediate Government Securities Portfolio utilized available capital loss carryforwards of $3,248,623.


     The Alliance Intermediate Government Securities Portfolio and Alliance Small Cap Growth Portfolio had net capital loss carryforwards of $5,583,325 (of which $5,101,186 expires in the year 2002 and $482,139 expires in the year
2004) and $16,465,876 (all of which expires in the year 2006), respectively. To the extent the above losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.


5. Capital Share Transactions


     At December 31, 1998, there was an unlimited number of shares of beneficial interest (Shares), without par value, available for issuance by the Board of Trustees. Shares are divided into two classes, designated Class IA and Class IB for each Portfolio.


     Transactions in Shares were as follows:



                                                                        ALLIANCE
                                       ALLIANCE                       INTERMEDIATE
                                     MONEY MARKET                 GOVERNMENT SECURITIES
                                      PORTFOLIO                         PORTFOLIO
                          ---------------------------------- -------------------------------
                                      YEAR ENDED                       YEAR ENDED
                                     DECEMBER 31,                     DECEMBER 31,
                                 1998             1997             1998            1997
                          ----------------- ---------------- --------------- ---------------
Class IA
--------
Shares sold .............     136,020,103       88,164,162       7,332,095       4,317,481
Shares issued in
 reinvestment of
 dividends and
 distributions ..........       2,682,886        2,138,588         724,448         605,567
                              -----------       ----------       ---------       ---------
Total shares issued .....     138,702,989       90,302,750       8,056,543       4,923,048
Shares redeemed .........    (112,151,509)     (91,686,416)     (4,388,356)     (2,249,794)
                             ------------      -----------      ----------      ----------
Net increase (decrease)        26,551,480       (1,383,666)      3,668,187       2,673,254
                             ============      ===========      ==========      ==========



                                     ALLIANCE                         ALLIANCE
                                   QUALITY BOND                      HIGH YIELD
                                     PORTFOLIO                       PORTFOLIO
                          ------------------------------- --------------------------------
                                    YEAR ENDED                       YEAR ENDED
                                   DECEMBER 31,                     DECEMBER 31,
                                1998            1997            1998             1997
                          --------------- --------------- ---------------- ---------------
Class IA
--------
Shares sold .............    12,172,248       5,108,456       18,951,617      15,273,062
Shares issued in
 reinvestment of
 dividends and
 distributions ..........     2,093,682       1,161,537        5,403,877       3,903,981
                             ----------       ---------       ----------      ----------
Total shares issued .....    14,265,930       6,269,993       24,355,494      19,177,043
Shares redeemed .........    (2,355,892)     (1,749,691)     (11,963,174)     (4,915,625)
                             ----------      ----------      -----------      ----------
Net increase (decrease)      11,910,038       4,520,302       12,392,320      14,261,418
                             ==========      ==========      ===========      ==========

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998


                                        ALLIANCE                        ALLIANCE
                                    GROWTH AND INCOME                 EQUITY INDEX
                                        PORTFOLIO                       PORTFOLIO
                             ------------------------------- -------------------------------
                                       YEAR ENDED                      YEAR ENDED
                                      DECEMBER 31,                    DECEMBER 31,
                                   1998            1997            1998            1997
                             --------------- --------------- --------------- ---------------
Class IA
--------
Shares sold ................    15,163,368      17,042,406      26,611,092      25,418,356
Shares issued in
 reinvestment of
 dividends and
 distributions .............     4,401,644       2,393,845         694,933         723,055
                                ----------      ----------      ----------      ----------
Total shares issued ........    19,565,012      19,436,251      27,306,025      26,141,411
Shares redeemed ............    (3,992,469)     (1,171,007)     (7,487,195)     (3,834,705)
                                ----------      ----------      ----------      ----------
Net increase ...............    15,572,543      18,265,244      19,818,830      22,306,706
                                ==========      ==========      ==========      ==========



                                         ALLIANCE                          ALLIANCE
                                       COMMON STOCK                         GLOBAL
                                         PORTFOLIO                        PORTFOLIO
                             --------------------------------- --------------------------------
                                        YEAR ENDED                        YEAR ENDED
                                       DECEMBER 31,                      DECEMBER 31,
                                   1998             1997             1998             1997
                             ---------------- ---------------- ---------------- ---------------
Class IA
--------
Shares sold ................     43,379,931       50,744,225        8,066,603      13,465,598
Shares issued in
 reinvestment of
 dividends and
 distributions .............     63,907,193       35,866,900        5,362,782       5,883,409
                                 ----------       ----------        ---------      ----------
Total shares issued ........    107,287,124       86,611,125       13,429,385      19,349,007
Shares redeemed ............    (43,764,983)     (18,396,632)     (13,140,812)     (8,663,149)
                                -----------      -----------      -----------      ----------
Net increase ...............     63,522,141       68,214,493          288,573      10,685,858
                                ===========      ===========      ===========      ==========


                                         ALLIANCE                          ALLIANCE
                                       INTERNATIONAL                   AGGRESSIVE STOCK
                                         PORTFOLIO                         PORTFOLIO
                             --------------------------------- ---------------------------------
                                        YEAR ENDED                        YEAR ENDED
                                       DECEMBER 31,                      DECEMBER 31,
                                   1998             1997             1998             1997
                             ---------------- ---------------- ---------------- ----------------
Class IA
--------
Shares sold ................     40,984,802       17,702,398       33,480,797       34,847,127
Shares issued in
 reinvestment of
 dividends and
 distributions .............        362,445        1,469,420        7,661,455       11,233,155
                                 ----------       ----------       ----------       ----------
Total shares issued ........     41,347,247       19,171,818       41,142,252       46,080,282
Shares redeemed ............    (41,520,686)     (13,816,916)     (40,575,903)     (27,155,091)
                                -----------      -----------      -----------      -----------
Net increase (decrease)            (173,439)       5,354,902          566,349       18,925,191
                                ===========      ===========      ===========      ===========




                                        ALLIANCE                        ALLIANCE
                                    SMALL CAP GROWTH             CONSERVATIVE INVESTORS
                                        PORTFOLIO                       PORTFOLIO
                             ------------------------------- -------------------------------
                                               MAY 1, 1997*
                                YEAR ENDED          TO                 YEAR ENDED
                               DECEMBER 31,    DECEMBER 31,           DECEMBER 31,
                                   1998            1997            1998            1997
                             ---------------- -------------- --------------- ---------------
Class IA
--------
Shares sold ................     52,458,409     12,473,113       3,583,057       2,875,061
Shares issued in
 reinvestment of
 dividends and
 distributions .............          1,203        185,690       2,581,375       1,809,193
                                 ----------     ----------       ---------       ---------
Total shares issued ........     52,459,612     12,658,803       6,164,432       4,684,254
Shares redeemed ............    (43,349,403)    (4,992,168)     (3,201,439)     (3,816,982)
                                -----------     ----------      ----------      ----------
Net increase (decrease)           9,110,209      7,666,635       2,962,993         867,272
                                ===========     ==========      ==========      ==========


                                                      ALLIANCE                            ALLIANCE
                                                      BALANCED                        GROWTH INVESTORS
                                                     PORTFOLIO                            PORTFOLIO
                                         ----------------------------------   ---------------------------------
                                                     YEAR ENDED                          YEAR ENDED
                                                    DECEMBER 31,                        DECEMBER 31,
                                               1998              1997               1998              1997
                                         ---------------   ----------------   ---------------   ---------------
Class IA
--------
Shares sold ..........................       4,836,054          3,662,533         6,034,474         9,706,135
Shares issued in reinvestment of
 dividends and distributions .........      11,476,087          8,034,691         9,929,342         6,731,864
                                            ----------          ---------         ---------         ---------
Total shares issued ..................      16,312,141         11,697,224        15,963,816        16,437,999
Shares redeemed ......................      (9,732,301)       (12,097,554)       (5,077,946)       (4,231,449)
                                            ----------        -----------        ----------        ----------
Net increase (decrease) ..............       6,579,840           (400,330)       10,885,870        12,206,550
                                            ==========        ===========        ==========        ==========

----------
* Commencement of operations.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998


                                                                         ALLIANCE
                                          ALLIANCE                     INTERMEDIATE
                                        MONEY MARKET               GOVERNMENT SECURITIES
                                         PORTFOLIO                       PORTFOLIO
                              -------------------------------- -----------------------------
                                                                               MAY 1, 1997*
                                         YEAR ENDED              YEAR ENDED         TO
                                        DECEMBER 31,            DECEMBER 31,   DECEMBER 31,
                                    1998             1997           1998           1997
                              ---------------- --------------- -------------- --------------
Class IB
--------
Shares sold .................     40,257,599      15,458,380     2,732,736        536,124
Shares issued in
 reinvestment of
 dividends and
 distributions ..............      1,123,590         276,519        87,259          9,576
                                  ----------      ----------     ---------        -------
Total shares issued .........     41,381,189      15,734,899     2,819,995        545,700
Shares redeemed .............    (15,656,425)     (3,884,676)     (156,546)       (10,301)
                                 -----------      ----------     ---------        -------
Net increase ................     25,724,764      11,850,223     2,663,449        535,399
                                 ===========      ==========     =========        =======



                                 ALLIANCE             ALLIANCE
                               QUALITY BOND          HIGH YIELD
                                 PORTFOLIO            PORTFOLIO
                              -------------- ---------------------------
                               JULY 8, 1998*
                                    TO               YEAR ENDED
                               DECEMBER 31,         DECEMBER 31,
                                   1998           1998          1997
                              -------------- -------------- ------------
Class IB
--------
Shares sold .................      1,010       15,829,829    5,872,392
Shares issued in
 reinvestment of
 dividends and
 distributions ..............         47        2,231,229      496,765
                                   -----       ----------    ---------
Total shares issued .........      1,057       18,061,058    6,369,157
Shares redeemed .............         --         (612,661)     (51,149)
                                   -----       ----------    ---------
Net increase ................      1,057       17,448,397    6,318,008
                                   =====       ==========    =========


                                      ALLIANCE                      ALLIANCE
                                  GROWTH AND INCOME               EQUITY INDEX
                                      PORTFOLIO                     PORTFOLIO
                            ----------------------------- -----------------------------
                                            MAY 1, 1997*                  MAY 1, 1997*
                              YEAR ENDED         TO         YEAR ENDED         TO
                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                 1998           1997           1998           1997
                            -------------- -------------- -------------- --------------
Class IB
--------
Shares sold ...............   4,613,042      2,001,059        13,073          7,451
Shares issued in
 reinvestment of
 dividends and
 distributions ............     579,115        127,333           108             55
                              ---------      ---------        ------          -----
Total shares issued . .....   5,192,157      2,128,392        13,181          7,506
Shares redeemed ...........    (208,611)          (266)       (1,032)        (1,926)
                              ---------      ---------        ------         ------
Net increase ..............   4,983,546      2,128,126        12,149          5,580
                              =========      =========        ======         ======


                                      ALLIANCE                     ALLIANCE
                                    COMMON STOCK                    GLOBAL
                                      PORTFOLIO                   PORTFOLIO
                            ----------------------------- --------------------------
                                     YEAR ENDED                   YEAR ENDED
                                    DECEMBER 31,                 DECEMBER 31,
                                 1998           1997           1998         1997
                            -------------- -------------- ------------- ------------
Class IB
--------
Shares sold ...............   19,886,395      9,736,070     1,194,769    1,232,644
Shares issued in
 reinvestment of
 dividends and
 distributions ............    4,121,858        826,867       176,642       99,584
                              ----------      ---------     ---------    ---------
Total shares issued . .....   24,008,253     10,562,937     1,371,411    1,332,228
Shares redeemed ...........     (278,288)       (29,575)     (145,815)    (103,224)
                              ----------     ----------     ---------    ---------
Net increase ..............   23,729,965     10,533,362     1,225,596    1,229,004
                              ==========     ==========     =========    =========


                                                  ALLIANCE
                                               INTERNATIONAL
                                                 PORTFOLIO
                                     ----------------------------------
                                       YEAR ENDED       MAY 1, 1997*
                                      DECEMBER 31,           TO
                                          1998       DECEMBER 31, 1997
                                     -------------- -------------------
Class IB
--------
Shares sold . ......................     592,943          317,031
Shares issued in reinvestment of
 dividends and distributions .......       9,904           22,868
                                         -------          -------
Total shares issued . . . ..........     602,847          339,899
Shares redeemed ....................    (244,562)         (19,496)
                                        --------          -------
Net increase .......................     358,285          320,403
                                        ========          =======



                                              ALLIANCE                       ALLIANCE
                                          AGGRESSIVE STOCK               SMALL CAP GROWTH
                                              PORTFOLIO                      PORTFOLIO
                                     --------------------------- ---------------------------------
                                             YEAR ENDED            YEAR ENDED      MAY 1, 1997*
                                            DECEMBER 31,          DECEMBER 31,          TO
                                          1998          1997          1998       DECEMBER 31, 1997
                                     ------------- ------------- -------------- ------------------
Class IB
--------
Shares sold . ......................   2,372,000     1,856,882     6,064,836        3,666,066
Shares issued in reinvestment of
 dividends and distributions .......     244,653       175,796            --           91,565
                                       ---------     ---------     ---------        ---------
Total shares issued . . . ..........   2,616,653     2,032,678     6,064,836        3,757,631
Shares redeemed ....................    (129,735)      (15,597)     (295,805)          (5,055)
                                       ---------     ---------     ---------        ---------
Net increase .......................   2,486,918     2,017,081     5,769,031        3,752,576
                                       =========     =========     =========        =========

----------
* Commencement of operations.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998


                                                      ALLIANCE                      ALLIANCE                  ALLIANCE
                                               CONSERVATIVE INVESTORS               BALANCED              GROWTH INVESTORS
                                                      PORTFOLIO                     PORTFOLIO                PORTFOLIO
                                         -----------------------------------   ------------------   ----------------------------
                                           YEAR ENDED        MAY 1, 1997*         JULY 8, 1998*              YEAR ENDED
                                          DECEMBER 31,            TO                   TO                   DECEMBER 31,
                                              1998         DECEMBER 31, 1997    DECEMBER 31, 1998        1998           1997
                                         --------------   ------------------   ------------------   -------------   ------------
Class IB
--------
Shares sold ..........................     2,038,248           467,751                 513            2,539,628      1,855,983
Shares issued in reinvestment of
 dividends and distributions .........       185,980            20,199                  54              424,011        130,747
                                           ---------           -------                 ---            ---------      ---------
Total shares issued . ................     2,224,228           487,950                 567            2,963,639      1,986,730
Shares redeemed ......................       (49,850)           (8,774)                 --             (253,305)       (85,261)
                                           ---------           -------                 ---            ---------      ---------
Net increase .........................     2,174,378           479,176                 567            2,710,334      1,901,469
                                           =========           =======                 ===            =========      =========

----------
* Commencement of operations.


6. Bank Borrowing


     A number of open-end mutual funds managed by the Adviser, including the Trust, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the Statements of Operations. The Trust did not utilize the Facility during the year ended December 31, 1998.


7. Transactions with Affiliated Companies


     An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities. Investments in companies which were affiliates during the year ended December 31, 1998 are summarized as follows:




                                            MARKET VALUE                                   MARKET VALUE                REALIZED
                                            DECEMBER 31,     PURCHASES         SALES       DECEMBER 31,    DIVIDEND      GAIN
                                                1997          AT COST         AT COST          1998         INCOME      (LOSS)
                                           -------------- --------------- -------------- ---------------- ---------- -------------
ALLIANCE COMMON STOCK PORTFOLIO:
Abercrombie & Fitch Co. (Class A) ........  $         --   $ 21,063,829    $17,113,683    $          --      $ --     $  9,923,529
Ceridian Corp. ...........................   174,774,688             --             --      266,334,688        --               --
Chris Craft Industries, Inc. (Class B) ...    64,143,286             --             --       60,857,849        --               --
Ingram Micro, Inc. (Class A) .............            --    105,907,470             --       83,700,000        --               --
SCI Systems, Inc. ........................            --    153,174,554     21,327,500      206,514,000        --       (2,309,999)
Teleport Communications Group, Inc.
 (Class A) ...............................   220,103,625             --     65,220,313               --        --       27,905,809
                                            ------------                                  -------------      ----     ------------
                                            $459,021,599                                  $ 617,406,537      $ --     $ 35,519,339
                                            ============                                  =============      ====     ============




THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Concluded)
December 31, 1998


                                                MARKET VALUE
                                                DECEMBER 31,      PURCHASES        SALES
                                                    1997           AT COST        AT COST
                                             ----------------- -------------- ---------------
ALLIANCE AGGRESSIVE STOCK PORTFOLIO:
Abercrombie & Fitch Co. (Class A) ..........  $           --    $ 76,324,173   $ 53,329,966
Capstar Hotel Co. ..........................              --      81,149,255             --
Centocor, Inc. .............................     167,463,625     111,451,347    293,691,624
Circuit City Stores, Inc.- CarMax
 Group .....................................      56,346,300       1,107,635        947,745
Comverse Technology, Inc. (a) ..............      72,520,500              --      5,393,586
Continental Airlines, Inc. (Class B) .......     213,588,375      25,055,485     17,344,702
Crompton & Knowles Corp. ...................     137,800,000              --     34,511,251
Dollar Thrifty Automotive Group, Inc. ......              --      34,775,410     34,775,410
Florida Panthers Holdings, Inc. ............      29,071,425      16,452,003             --
MedImmune, Inc. (a) ........................      57,443,925              --        767,822
Millicom International Cellular SA .........      89,487,300       6,670,015      1,151,761
Mohawk Industries, Inc. ....................      69,103,125      19,664,861        797,972
Polo Ralph Lauren Corp. ....................              --      66,464,900     66,464,900
Premier Parks, Inc. ........................              --     132,191,005      7,500,600
Security Capital Group, Inc. (Class B) .....      38,509,250      17,676,525        620,958
Suburban Lodges of America .................      12,034,500              --     17,254,100
Teekay Shipping Corp. ......................              --      64,163,180             --
Telephone & Data Systems, Inc. .............     133,322,406              --     39,868,179
Tiffany & Co. ..............................      56,376,506      48,968,141      7,673,342
Tommy Hilfiger Corp. (a) ...................      68,124,937      12,081,367     20,934,612
Venator Group, Inc. ........................              --     144,426,311             --
                                              --------------
                                              $1,201,192,174
                                              ==============



                                                MARKET VALUE                      REALIZED
                                                DECEMBER 31,      DIVIDEND          GAIN
                                                    1998           INCOME          (LOSS)
                                             ----------------- -------------- ----------------
ALLIANCE AGGRESSIVE STOCK PORTFOLIO:
Abercrombie & Fitch Co. (Class A) ..........  $           --    $        --    $    8,556,912
Capstar Hotel Co. ..........................              --             --                --
Centocor, Inc. .............................              --             --        33,584,924
Circuit City Stores, Inc.- CarMax
 Group .....................................      34,580,869             --          (408,137)
Comverse Technology, Inc. (a) ..............      66,051,300             --        (1,196,176)
Continental Airlines, Inc. (Class B) .......     148,468,650             --        21,724,960
Crompton & Knowles Corp. ...................              --        260,000         2,103,108
Dollar Thrifty Automotive Group, Inc. ......              --             --       (17,798,105)
Florida Panthers Holdings, Inc. ............      23,292,425             --                --
MedImmune, Inc. (a) ........................      47,381,969             --         1,245,585
Millicom International Cellular SA .........      85,782,037             --         3,053,727
Mohawk Industries, Inc. ....................     158,441,025             --         1,312,171
Polo Ralph Lauren Corp. ....................              --             --       (14,428,668)
Premier Parks, Inc. ........................     162,327,550             --          (204,587)
Security Capital Group, Inc. (Class B) .....              --             --          (127,232)
Suburban Lodges of America .................              --             --        (3,412,315)
Teekay Shipping Corp. ......................      49,463,706        946,000                --
Telephone & Data Systems, Inc. .............              --        546,854         6,243,799
Tiffany & Co. ..............................     132,327,937        794,843            68,781
Tommy Hilfiger Corp. (a) ...................      95,838,000             --         4,531,018
Venator Group, Inc. ........................      61,230,925             --                --
                                              --------------    -----------    --------------
                                              $1,065,186,393    $ 2,547,697    $   44,849,765
                                              ==============    ===========    ==============

----------
(a) Holdings represented less than 5% of outstanding shares at December 31, 1998, although ownership was above 5% for a period of time during the year.

For the year ended December 31, 1998, the Aggressive Stock Portfolio incurred brokerage commissions of $12,076,600. This amount includes $25,510 which was paid to Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, of which $13,940 was paid to DLJ's Pershing Division.

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS
December 31, 1998


SELECTED DATA FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD(a)


ALLIANCE MONEY MARKET PORTFOLIO:


                                                                            CLASS IA
                                                ----------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------------------------
                                                    1998         1997         1996         1995         1994
                                                ------------ ------------ ------------ ------------ ------------
 Net asset value, beginning of period (b) .....   $ 10.18      $ 10.17      $ 10.16      $ 10.14      $ 10.12
                                                  -------      -------      -------      -------      -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .......................      0.53         0.54         0.54         0.57         0.41
  Net realized and unrealized gain (loss) on
   investments ................................        --           --        (0.01)          --           --
                                                  --------     --------     --------     --------     --------
  Total from investment operations ............      0.53         0.54         0.53         0.57         0.41
                                                  --------     --------     --------     --------     --------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ........     (0.49)       (0.53)       (0.52)       (0.55)       (0.39)
  Dividends in excess of net investment
   income .....................................        --           --           --           --           --
                                                  --------     --------     --------     --------     --------
  Total dividends and distributions ...........     (0.49)       (0.53)       (0.52)       (0.55)       (0.39)
                                                  --------     --------     --------     --------     --------
 Net asset value, end of period ...............   $ 10.22      $ 10.18      $ 10.17      $ 10.16      $ 10.14
                                                  ========     ========     ========     ========     ========
 Total return (c) .............................      5.34%        5.42%        5.33%        5.74%        4.02%
                                                  ========     ========     ========     ========     ========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ............  $723,311     $449,960     $463,422     $386,691     $325,391
 Ratio of expenses to average net assets ......      0.37%        0.39%        0.43%        0.44%        0.42%
 Ratio of net investment income to average
  net assets ..................................      5.13%        5.28%        5.17%        5.53%        4.01%



                                                                 CLASS IB
                                                ------------------------------------------
                                                       YEAR ENDED            OCTOBER 2,
                                                      DECEMBER 31,             1996 TO
                                                -------------------------   DECEMBER 31,
                                                    1998         1997           1996
                                                ------------ ------------ ----------------
 Net asset value, beginning of period (b) .....   $ 10.17      $ 10.16       $  10.16
                                                  -------      -------       --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .......................      0.49         0.52           0.11
  Net realized and unrealized gain (loss) on
   investments ................................      0.02            --          0.01
                                                  -------      --------      --------
  Total from investment operations ............      0.51         0.52           0.12
                                                  -------      --------      --------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ........     (0.47)       (0.51)         (0.02)
  Dividends in excess of net investment
   income .....................................        --           --          (0.10)
                                                  --------     --------      ---------
  Total dividends and distributions ...........     (0.47)       (0.51)         (0.12)
                                                  --------     --------      ---------
 Net asset value, end of period ...............   $ 10.21      $ 10.17       $  10.16
                                                  ========     ========      =========
 Total return (c) .............................      5.08%        5.16%          1.29%
                                                  ========     ========      =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ............  $386,718     $123,675      $   3,184
 Ratio of expenses to average net assets ......      0.62%        0.63%          0.67%(d)
 Ratio of net investment income to average
  net assets ..................................      4.82%        5.02%          4.94%(d)

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO(e):


                                                                           CLASS IA
                                                 -------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                 -------------------------------------------------------------
                                                     1998         1997         1996        1995        1994
                                                 ------------ ------------ ----------- ----------- -----------
 Net asset value, beginning of period (b) ......   $  9.44      $  9.29      $ 9.47      $ 8.87      $ 10.08
                                                   -------      -------      ------      ------      -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................      0.50         0.53        0.54        0.58         0.65
  Net realized and unrealized gain (loss) on
   investments .................................      0.21         0.13       (0.19)       0.57        (1.08)
                                                   -------      -------      -------     ------      -------
  Total from investment operations .............      0.71         0.66        0.35        1.15        (0.43)
                                                   -------      -------      -------     ------      -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .........     (0.48)       (0.51)      (0.53)      (0.55)       (0.78)
                                                   --------     --------     -------     -------     -------
 Net asset value, end of period ................   $  9.67      $  9.44      $ 9.29      $ 9.47      $  8.87
                                                   ========     ========     =======     =======     =======
 Total return (c) ..............................      7.74%        7.29%       3.78%      13.33%       (4.37)%
                                                   ========     ========     =======     =======     =======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .............  $153,383     $115,114     $88,384     $71,780      $48,518
 Ratio of expenses to average net assets .......      0.55%        0.55%       0.56%       0.57%        0.56%
 Ratio of net investment income to average
  net assets ...................................      5.21%        5.61%       5.73%       6.15%        6.75%
 Portfolio turnover rate .......................       539%         285%        318%        255%         133%



                                                            CLASS IB
                                                 -------------------------------
                                                      YEAR         MAY 1, 1997
                                                      ENDED            TO
                                                  DECEMBER 31,    DECEMBER 31,
                                                      1998            1997
                                                 -------------- ----------------
 Net asset value, beginning of period (b) ......    $ 9.43         $    9.27
                                                    ------         ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................      0.47              0.32
  Net realized and unrealized gain (loss) on
   investments .................................      0.22              0.22
                                                    ------         ---------
  Total from investment operations .............      0.69              0.54
                                                    ------         ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .........     (0.46)            (0.38)
                                                    -------        ---------
 Net asset value, end of period ................    $ 9.66         $    9.43
                                                    =======        =========
 Total return (c) ..............................      7.48%             5.83%
                                                    =======        =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .............   $30,898        $    5,052
 Ratio of expenses to average net assets .......      0.80%              0.81%(d)
 Ratio of net investment income to average
  net assets ...................................      4.87%              5.15%(d)
 Portfolio turnover rate .......................       539%               285%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1998

ALLIANCE QUALITY BOND PORTFOLIO:


                                                                             CLASS IA
                                                 ----------------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                     1998         1997         1996         1995         1994
                                                 ------------ ------------ ------------ ------------ ------------
 Net asset value, beginning of period (b) ......   $  9.74      $  9.49      $  9.61      $  8.72      $  9.82
                                                   -------      -------      -------      -------      -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................      0.55         0.60         0.57         0.57         0.66
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions ................................      0.28         0.24        (0.07)        0.88        (1.16)
                                                   -------      -------      --------     -------      -------
  Total from investment operations .............      0.83         0.84         0.50         1.45        (0.50)
                                                   -------      -------      --------     -------      -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .........     (0.53)       (0.59)       (0.60)       (0.56)       (0.55)
  Dividends in excess of net investment
   income ......................................        --           --        (0.02)          --           --
  Distributions from realized gains ............     (0.20)          --           --           --           --
  Tax return of capital distributions ..........        --           --           --           --        (0.05)
                                                   --------     --------     --------     --------     -------
  Total dividends and distributions ............     (0.73)       (0.59)       (0.62)       (0.56)       (0.60)
                                                   --------     --------     --------     --------     -------
 Net asset value, end of period ................   $  9.84      $  9.74      $  9.49      $  9.61      $  8.72
                                                   ========     ========     ========     ========     =======
 Total return (c) ..............................      8.69%        9.14%        5.36%       17.02%       (5.10)%
                                                   ========     ========     ========     ========     =======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .............  $322,418     $203,233     $155,023     $157,443     $127,575
 Ratio of expenses to average net assets .......      0.57%        0.57%        0.59%        0.59%        0.59%
 Ratio of net investment income to average
  net assets ...................................      5.48%        6.19%        6.06%        6.13%        7.17%
 Portfolio turnover rate .......................       194%         374%         431%         411%         222%



                                                     CLASS IB
                                                 ----------------
                                                   JULY 8, 1998
                                                        TO
                                                   DECEMBER 31,
                                                       1998
                                                 ----------------
 Net asset value, beginning of period (b) ......    $    9.90
                                                    ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................         0.25
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions ................................         0.14
                                                    ---------
  Total from investment operations .............         0.39
                                                    ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .........        (0.25)
  Dividends in excess of net investment
   income ......................................           --
  Distributions from realized gains ............        (0.20)
  Tax return of capital distributions ..........           --
                                                    ---------
  Total dividends and distributions ............        (0.45)
                                                    ---------
 Net asset value, end of period ................    $    9.84
                                                    =========
 Total return (c) ..............................         4.05%
                                                    =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .............    $      10
 Ratio of expenses to average net assets .......         0.81%(d)
 Ratio of net investment income to average
  net assets ...................................         5.06%(d)
 Portfolio turnover rate .......................          194%

ALLIANCE HIGH YIELD PORTFOLIO:


                                                                              CLASS IA
                                                  ----------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------
                                                       1998         1997         1996         1995         1994
                                                  ------------- ------------ ------------ ------------ -----------
 Net asset value, beginning of period (b) .......    $ 10.41      $ 10.02      $  9.64      $  8.91      $ 10.08
                                                     -------      -------      -------      -------      -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................       1.07         1.04         1.02         0.98         0.89
  Net realized and unrealized gain (loss) on
   investments ..................................     ( 1.56)        0.75         1.07         0.73       ( 1.17)
                                                     -------      -------      -------      -------      -------
  Total from investment operations ..............     ( 0.49)        1.79         2.09         1.71       ( 0.28)
                                                     -------      -------      -------      -------      -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........     ( 1.03)       ( 0.97)      ( 0.98)       (0.94)     ( 0.88)
  Dividends in excess of net investment
   income .......................................         --            --       ( 0.03)       (0.04)     ( 0.01)
  Distributions from realized gains .............     ( 0.18)       ( 0.43)      ( 0.70)          --          --
  Distributions in excess of realized gains .....         --            --           --           --          --
                                                     -------      --------     --------     --------     -------
  Total dividends and distributions .............     ( 1.21)       ( 1.40)      ( 1.71)       (0.98)     ( 0.89)
                                                     -------      --------     --------     --------     -------
 Net asset value, end of period .................    $  8.71      $ 10.41      $ 10.02      $  9.64      $  8.91
                                                     =======      ========     ========     ========     =======
 Total return (c) ...............................     ( 5.15)%       18.48%       22.89%       19.92%     ( 2.79)%
                                                     =======      ========     ========     ========     =======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............    $405,308     $355,473     $199,360     $118,129     $73,895
 Ratio of expenses to average net assets ........       0.63%         0.62%        0.59%        0.60%       0.61%
 Ratio of net investment income to average
  net assets ....................................      10.67%         9.82%        9.93%       10.34%       9.23%
 Portfolio turnover rate ........................        181%          390%         485%         350%        248%



                                                                   CLASS IB
                                                  ------------------------------------------
                                                         YEAR ENDED            OCTOBER 2,
                                                        DECEMBER 31,             1996 TO
                                                  -------------------------   DECEMBER 31,
                                                       1998         1997          1996
                                                  ------------- ----------- ----------------
 Net asset value, beginning of period (b) .......    $ 10.39      $ 10.01      $   10.25
                                                     -------      -------      ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................       1.04        1.05            0.19
  Net realized and unrealized gain (loss) on
   investments ..................................      (1.56)       0.71            0.15
                                                     -------      -------      ---------
  Total from investment operations ..............      (0.52)       1.76            0.34
                                                     -------      -------      ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........      (1.00)      (0.95)         (0.03)
  Dividends in excess of net investment
   income .......................................         --           --         (0.25)
  Distributions from realized gains .............      (0.18)       (0.43)        (0.01)
  Distributions in excess of realized gains .....         --           --         (0.29)
                                                     -------      -------      ---------
  Total dividends and distributions .............      (1.18)       (1.38)        (0.58)
                                                     -------      -------      ---------
 Net asset value, end of period .................    $  8.69      $ 10.39      $   10.01
                                                     =======      =======      =========
 Total return (c) ...............................      (5.38)%      18.19%          3.32%
                                                     =======      =======      =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............   $207,042      $66,338      $     685
 Ratio of expenses to average net assets ........       0.88%        0.88%          0.82%(d)
 Ratio of net investment income to average
  net assets ....................................      10.60%        9.76%          8.71%(d)
 Portfolio turnover rate ........................        181%         390%           485%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1998

ALLIANCE GROWTH AND INCOME PORTFOLIO:


                                                                            CLASS IA
                                                 ---------------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                     1998         1997         1996         1995        1994
                                                 ------------ ------------ ------------ ----------- ------------
 Net asset value, beginning of period (b) ......   $ 15.38      $ 13.01      $ 11.70      $  9.70     $  9.95
                                                   -------      -------      -------      -------     -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................      0.06         0.15         0.24        0.33         0.31
  Net realized and unrealized gain (loss) on
   investments .................................      3.08         3.30         2.05        1.97        (0.36)
                                                   -------      -------      -------      -------     -------
  Total from investment operations .............      3.14         3.45         2.29        2.30        (0.05)
                                                   -------      -------      -------      -------     -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .........     (0.05)       (0.15)       (0.23)      (0.30)       (0.20)
  Distributions from realized gains ............     (1.48)       (0.93)       (0.75)         --           --
                                                   --------     --------     --------     -------     -------
  Total dividends and distributions ............     (1.53)       (1.08)       (0.98)      (0.30)       (0.20)
                                                   --------     --------     --------     -------     -------
 Net asset value, end of period ................   $ 16.99      $ 15.38      $ 13.01      $ 11.70     $  9.70
                                                   ========     ========     ========     =======     =======
 Total return (c) ..............................     20.86%       26.90%       20.09%      24.07%       (0.58)%
                                                   ========     ========     ========     =======     =======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .............  $877,744     $555,059     $232,080     $98,053     $31,522
 Ratio of expenses to average net assets .......      0.58%        0.58%        0.58%       0.60%       0.78%
 Ratio of net investment income to average
  net assets ...................................      0.38%        0.99%        1.94%       3.11%       3.13%
 Portfolio turnover rate .......................        74%          79%          88%         65%         52%



                                                            CLASS IB
                                                 -------------------------------
                                                      YEAR         MAY 1, 1997
                                                      ENDED            TO
                                                  DECEMBER 31,    DECEMBER 31,
                                                      1998            1997
                                                 -------------- ----------------
 Net asset value, beginning of period (b) ......    $ 15.36        $   13.42
                                                    -------        ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................       0.03             0.05
  Net realized and unrealized gain (loss) on
   investments .................................       3.07             2.91
                                                    -------        ---------
  Total from investment operations .............       3.10             2.96
                                                    -------        ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .........      (0.03)          (0.09)
  Distributions from realized gains ............      (1.48)          (0.93)
                                                    --------       ---------
  Total dividends and distributions ............      (1.51)          (1.02)
                                                    --------       ---------
 Net asset value, end of period ................    $ 16.95        $   15.36
                                                    ========       =========
 Total return (c) ..............................       20.56%          22.41%
                                                    ========       =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .............    $120,558       $  32,697
 Ratio of expenses to average net assets .......        0.83%           0.83%(d)
 Ratio of net investment income to average
  net assets ...................................        0.17%           0.43%(d)
 Portfolio turnover rate .......................          74%             79%

ALLIANCE EQUITY INDEX PORTFOLIO:


                                                                        CLASS IA
                                                  -----------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                                  -----------------------------------------------------
                                                       1998          1997         1996         1995
                                                  -------------- ------------ ------------ ------------
 Net asset value, beginning of period (b) .......   $   19.74      $ 15.16      $ 13.13      $  9.87
                                                    ---------      -------      -------      -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................        0.27         0.26         0.27         0.26
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions .................................        5.25         4.64         2.65         3.32
                                                    ---------      -------      -------      -------
  Total from investment operations ..............        5.52         4.90         2.92         3.58
                                                    ---------      -------      -------      -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........       (0.25)       (0.25)       (0.25)       (0.22)
  Distributions from realized gains .............       (0.01)       (0.07)       (0.64)       (0.09)
  Distributions in excess of realized gains .....          --           --           --        (0.01)
                                                    ----------     --------     --------     --------
  Total dividends and distributions .............       (0.26)       (0.32)       (0.89)       (0.32)
                                                    ----------     --------     --------     --------
 Net asset value, end of period .................   $   25.00      $ 19.74      $ 15.16      $ 13.13
                                                    ==========     ========     ========     ========
 Total return (c) ...............................       28.07%       32.58%       22.39%       36.48%
                                                    ==========     ========     ========     ========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............  $1,689,913     $943,631     $386,249     $165,785
 Ratio of expenses to average net assets ........        0.34%        0.37%        0.39%        0.48%
 Ratio of net investment income to average
  net assets ....................................        1.23%        1.46%        1.91%        2.16%
 Portfolio turnover rate ........................           6%           3%          15%           9%



                                                       CLASS IA                   CLASS IB
                                                  ------------------- ---------------------------------
                                                                           YEAR
                                                     MARCH 1, 1994         ENDED         MAY 1, 1997
                                                           TO          DECEMBER 31,          TO
                                                   DECEMBER 31, 1994       1998       DECEMBER 31, 1997
                                                  ------------------- -------------- ------------------
 Net asset value, beginning of period (b) .......     $   10.00          $ 19.73         $   16.35
                                                      ---------          -------         ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................          0.20             0.22              0.14
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions .................................         (0.09)            5.24              3.48
                                                      ---------          -------         ---------
  Total from investment operations ..............          0.11             5.46              3.62
                                                      ---------          -------         ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........         (0.20)           (0.20)            (0.17)
  Distributions from realized gains .............         (0.03)           (0.01)            (0.07)
  Distributions in excess of realized gains .....         (0.01)              --                --
                                                      ---------          --------        ---------
  Total dividends and distributions .............         (0.24)           (0.21)           (0.24)
                                                      ---------          --------        ---------
 Net asset value, end of period .................     $    9.87          $ 24.98         $   19.73
                                                      =========          ========        =========
 Total return (c) ...............................          1.08%           27.74%           22.28%
                                                      =========          ========        =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............     $  36,748          $   443        $     110
 Ratio of expenses to average net assets ........          0.49%(d)         0.59%            0.62%(d)
 Ratio of net investment income to average
  net assets ....................................          2.42%(d)         0.98%            1.10%(d)
 Portfolio turnover rate ........................             7%               6%               3%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1998

ALLIANCE COMMON STOCK PORTFOLIO:


                                                                                    CLASS IA
                                                  ----------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------------------
                                                        1998           1997           1996           1995            1994
                                                  --------------- -------------- -------------- -------------- ---------------
 Net asset value, beginning of period (b) .......   $    21.61      $   18.23      $   16.48      $   13.36       $   14.65
                                                    ----------      ---------      ---------      ---------       ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................         0.18           0.14           0.15           0.20            0.20
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions .................................         5.99           5.12           3.73           4.12           (0.51)
                                                    ----------      ---------      ---------      ---------       ---------
  Total from investment operations ..............         6.17           5.26           3.88           4.32           (0.31)
                                                    ----------      ---------      ---------      ---------       ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........        (0.15)         (0.11)         (0.15)         (0.20)          (0.19)
  Dividends in excess of net investment
   income .......................................           --              --             --         (0.02)          (0.01)
  Distributions from realized gains .............        (3.28)          (1.77)         (1.76)        (0.95)          (0.77)
  Distributions in excess of realized gains .....           --              --          (0.22)        (0.03)             --
  Tax return of capital distributions ...........           --              --             --             --          (0.01)
                                                    -----------     ----------     ----------     ----------      ---------
  Total dividends and distributions .............        (3.43)          (1.88)         (2.13)        (1.20)          (0.98)
                                                    -----------     ----------     ----------     ----------      ---------
 Net asset value, end of period .................   $    24.35      $    21.61      $   18.23      $   16.48       $  13.36
                                                    ===========     ==========     ==========     ==========      =========
 Total return (c) ...............................        29.39%          29.40%         24.28%         32.45%         (2.14)%
                                                    ===========     ==========     ==========     ==========      =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............  $12,061,977     $9,331,994     $6,625,390     $4,879,677      $3,466,245
 Ratio of expenses to average net assets ........         0.39%          0.39%          0.38%          0.38%          0.38%
 Ratio of net investment income to average
  net assets ....................................         0.75%          0.69%          0.85%          1.27%          1.40%
 Portfolio turnover rate ........................           46%            52%            55%            61%            52%



                                                                   CLASS IB
                                                  ------------------------------------------
                                                         YEAR ENDED            OCTOBER 2,
                                                        DECEMBER 31,             1996 TO
                                                  -------------------------   DECEMBER 31,
                                                      1998         1997           1996
                                                  ------------ ------------ ----------------
 Net asset value, beginning of period (b) .......   $ 21.58      $ 18.22       $   17.90
                                                    -------      -------       ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................      0.10         0.10            0.02
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions .................................      6.00         5.11            1.52
                                                    -------      -------       ---------
  Total from investment operations ..............      6.10         5.21            1.54
                                                    -------      -------       ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........     (0.10)       (0.08)          (0.00)
  Dividends in excess of net investment
   income .......................................        --           --           (0.03)
  Distributions from realized gains .............     (3.28)       (1.77)          (0.16)
  Distributions in excess of realized gains .....        --           --           (1.03)
  Tax return of capital distributions ...........        --           --              --
                                                    --------     --------      ---------
  Total dividends and distributions .............     (3.38)       (1.85)          (1.22)
                                                    --------     --------      ---------
 Net asset value, end of period .................   $ 24.30      $ 21.58       $   18.22
                                                    ========     ========      =========
 Total return (c) ...............................     29.06%       29.07%          8.49%
                                                    ========     ========      =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............  $834,144     $228,780      $   1,244
 Ratio of expenses to average net assets ........      0.64%        0.64%          0.63%(d)
 Ratio of net investment income to average
  net assets ....................................      0.44%        0.46%          0.61%(d)
 Portfolio turnover rate ........................        46%          52%            55%

ALLIANCE GLOBAL PORTFOLIO:


                                                                                CLASS IA
                                                  --------------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------
                                                       1998           1997          1996         1995         1994
                                                  -------------- -------------- ------------ ------------ ------------
 Net asset value, beginning of period (b) .......   $   17.29      $   16.92      $ 15.74      $ 13.87      $ 13.62
                                                    ---------      ---------      -------      -------      -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................        0.14           0.17         0.21         0.26         0.20
  Net realized and unrealized gain on
   investments and foreign currency
   transactions .................................        3.56           1.75         2.05         2.32         0.52
                                                    ---------      ---------      -------      -------      -------
  Total from investment operations ..............        3.70           1.92         2.26         2.58         0.72
                                                    ---------      ---------      -------      -------      -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........       (0.22)         (0.36)       (0.21)       (0.25)       (0.17)
  Dividends in excess of net investment
   income .......................................          --             --         (0.08)         --           --
  Distributions from realized gains .............       (1.31)         (1.19)        (0.79)      (0.42)       (0.28)
  Distributions in excess of realized gains .....           --             --           --       (0.03)       (0.00)
  Tax return of capital distributions ...........           --             --       ( 0.00)      (0.01)       (0.02)
                                                    ----------     ----------     --------     --------     --------
  Total dividends and distributions .............       (1.53)         (1.55)       (1.08)       (0.71)       (0.47)
                                                    ----------     ----------     --------     --------     --------
 Net asset value, end of period .................   $   19.46      $   17.29      $ 16.92      $ 15.74      $ 13.87
                                                    ==========     ==========     ========     ========     ========
 Total return (c) ...............................       21.80%         11.66%       14.60%       18.81%        5.23%
                                                    ==========     ==========     ========     ========     ========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............  $1,360,220     $1,203,867     $997,041     $686,140     $421,698
 Ratio of expenses to average net assets ........        0.71%          0.69%        0.60%        0.61%        0.69%
 Ratio of net investment income to average
  net assets ....................................        0.72%          0.97%        1.28%        1.76%        1.41%
 Portfolio turnover rate ........................         105%            57%          59%          67%          71%



                                                                  CLASS IB
                                                  ----------------------------------------
                                                        YEAR ENDED           OCTOBER 2,
                                                       DECEMBER 31,            1996 TO
                                                  -----------------------   DECEMBER 31,
                                                      1998        1997          1996
                                                  ----------- ----------- ----------------
 Net asset value, beginning of period (b) .......   $ 17.27     $ 16.91      $   16.57
                                                    -------     -------      ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................     0.08        0.12            0.02
  Net realized and unrealized gain on
   investments and foreign currency
   transactions .................................     3.56        1.76            0.81
                                                    -------     -------      ---------
  Total from investment operations ..............     3.64        1.88            0.83
                                                    -------     -------      ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........    (0.19)      (0.33)             --
  Dividends in excess of net investment
   income .......................................       --          --           (0.11)
  Distributions from realized gains .............    (1.31)      (1.19)          (0.10)
  Distributions in excess of realized gains .....       --          --           (0.28)
  Tax return of capital distributions ...........       --          --           (0.00)
                                                    -------     -------      ---------
  Total dividends and distributions .............    (1.50)      (1.52)          (0.49)
                                                    -------     -------      ---------
 Net asset value, end of period .................   $19.41      $17.27        $  16.91
                                                    =======     =======      =========
 Total return (c) ...............................    21.50%      11.38%           4.98%
                                                    =======     =======      =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............  $47,982     $21,520        $    290
 Ratio of expenses to average net assets ........     0.96%       0.97%           0.86%(d)
 Ratio of net investment income to average
  net assets ....................................     0.41%       0.67%           0.48%(d)
 Portfolio turnover rate ........................      105%         57%             59%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1998

ALLIANCE INTERNATIONAL PORTFOLIO:


                                                                         CLASS IA
                                                 --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                                 ---------------------------------------     APRIL 3,
                                                                                              1995 TO
                                                                                           DECEMBER 31,
                                                     1998          1997         1996           1995
                                                 ------------ ------------- ------------ ----------------
 Net asset value, beginning of period (b) ......   $ 10.27       $ 11.50      $ 10.87       $   10.00
                                                   -------       -------      -------       ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................      0.09          0.10         0.13            0.14
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions ................................      0.97         (0.45)        0.94            0.98
                                                   -------       -------      -------       ---------
  Total from investment operations .............      1.06         (0.35)        1.07            1.12
                                                   -------       -------      -------       ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ........      (0.20)        (0.32)       (0.10)          (0.07)
  Dividends in excess of net investment
   income ......................................        --            --        (0.09)          (0.13)
  Distributions from realized gains ............     (0.00)        (0.56)       (0.25)          (0.05)
                                                   --------      -------      --------      ---------
  Total dividends and distributions ............     (0.20)        (0.88)       (0.44)          (0.25)
                                                   --------      -------      --------      ---------
 Net asset value, end of period ................   $ 11.13       $ 10.27      $ 11.50       $   10.87
                                                   ========      =======      ========      =========
 Total return (c) ..............................     10.57%       ( 2.98)%       9.82%          11.29%
                                                   ========      =======      ========      =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .............  $204,767      $190,611     $151,907      $  28,684
 Ratio of expenses to average net assets .......      1.06%        1.08%         1.06%          1.03%(d)
 Ratio of net investment income to average
  net assets ...................................      0.81%        0.83%         1.10%          1.71%(d)
 Portfolio turnover rate .......................        59%          59%           48%            56%



                                                            CLASS IB
                                                 -------------------------------
                                                      YEAR           MAY 1,
                                                      ENDED          1997 TO
                                                  DECEMBER 31,    DECEMBER 31,
                                                      1998            1997
                                                 -------------- ----------------
 Net asset value, beginning of period (b) ......    $ 10.26        $   11.39
                                                    -------        ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................       0.05             0.02
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions ................................       0.98            (0.31)
                                                    -------        ---------
  Total from investment operations .............       1.03            (0.29)
                                                    -------        ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .........      (0.18)           (0.28)
  Dividends in excess of net investment
   income ......................................         --               --
  Distributions from realized gains ............      (0.00)           (0.56)
                                                    --------       ---------
  Total dividends and distributions ............      (0.18)           (0.84)
                                                    --------       ---------
 Net asset value, end of period ................    $ 11.11        $   10.26
                                                    ========       =========
 Total return (c) ..............................      10.30%          ( 2.54)%
                                                    ========       =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .............    $ 7,543       $   3,286
 Ratio of expenses to average net assets .......       1.31%           1.38%(d)
 Ratio of net investment income to average
  net assets ...................................       0.44%           0.20%(d)
 Portfolio turnover rate .......................         59%             59%

ALLIANCE AGGRESSIVE STOCK PORTFOLIO:


                                                                                   CLASS IA
                                                  ---------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------------
                                                       1998           1997           1996           1995            1994
                                                  -------------- -------------- -------------- -------------- ---------------
 Net asset value, beginning of period (b) .......   $   36.22      $   35.85      $   35.68      $   30.63       $   31.89
                                                    ---------      ---------      ---------      ---------       ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................        0.09           0.04           0.09           0.10            0.04
  Net realized and unrealized gain (loss) on
   investments ..................................       (0.28)          3.71           7.52           9.54           (1.26)
                                                    ----------     ---------      ---------      ---------       ---------
  Total from investment operations ..............       (0.19)          3.75           7.61           9.64           (1.22)
                                                    ----------     ---------      ---------      ---------       ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........       (0.16)         (0.05)         (0.09)         (0.10)         (0.04)
  Dividends in excess of net investment
   income .......................................          --             --          (0.00)            --              --
  Distributions from realized gains .............       (1.72)         (3.33)         (7.33)         (4.49)             --
  Distributions in excess of realized gains .....          --             --          (0.02)            --             --
  Tax return of capital distributions ...........          --             --             --             --          (0.00)
                                                    ----------     ----------     ----------     ----------      ---------
  Total dividends and distributions .............       (1.88)         (3.38)         (7.44)         (4.59)         (0.04)
                                                    ----------     ----------     ----------     ----------      ---------
 Net asset value, end of period .................   $   34.15      $   36.22      $   35.85      $   35.68       $   30.63
                                                    ==========     ==========     ==========     ==========      =========
 Total return (c) ...............................        0.29%         10.94%         22.20%         31.63%        ( 3.81)%
                                                    ==========     ==========     ==========     ==========      =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............  $4,346,907     $4,589,771     $3,865,256     $2,700,515      $1,832,164
 Ratio of expenses to average net assets ........        0.56%          0.54%          0.48%          0.49%          0.49%
 Ratio of net investment income (loss) to
  average net assets ............................        0.24%          0.11%          0.24%          0.28%          0.12%
 Portfolio turnover rate ........................         105%           123%           108%           127%            92%



                                                                   CLASS IB
                                                  -------------------------------------------
                                                         YEAR ENDED            OCTOBER 2,
                                                        DECEMBER 31,             1996 TO
                                                  ------------------------    DECEMBER 31,
                                                      1998         1997           1996
                                                  ------------ ----------- ------------------
 Net asset value, beginning of period (b) .......   $ 36.13      $ 35.83      $    37.28
                                                    -------      -------      ----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................      0.01        (0.11)          (0.01)
  Net realized and unrealized gain (loss) on
   investments ..................................     (0.29)        3.77            0.85
                                                    --------     -------      ----------
  Total from investment operations ..............     (0.28)        3.66            0.84
                                                    --------     -------      ----------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........     (0.12)       (0.03)             --
  Dividends in excess of net investment
   income .......................................        --           --           (0.02)
  Distributions from realized gains .............     (1.72)       (3.33)          (0.23)
  Distributions in excess of realized gains .....        --           --           (2.04)
  Tax return of capital distributions ...........        --           --              --
                                                    --------     -------      ----------
  Total dividends and distributions .............     (1.84)       (3.36)          (2.29)
                                                    --------     -------      ----------
 Net asset value, end of period .................   $ 34.01      $ 36.13      $    35.83
                                                    ========     =======      ==========
 Total return (c) ...............................      0.05%       10.66%           2.32%
                                                    ========     =======      ==========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............  $153,782      $73,486      $      613
 Ratio of expenses to average net assets ........      0.82%        0.81%           0.73%(d)
 Ratio of net investment income (loss) to
  average net assets ............................      0.02%       (0.28)%         (0.10)%(d)
 Portfolio turnover rate ........................       105%         123%            108%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1998

ALLIANCE SMALL CAP GROWTH PORTFOLIO:


                                                                CLASS IA                             CLASS IB
                                                    ---------------------------------   -----------------------------------
                                                         YEAR             MAY 1,             YEAR              MAY 1,
                                                         ENDED            1997 TO            ENDED             1997 TO
                                                     DECEMBER 31,      DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
                                                         1998              1997              1998               1997
                                                    --------------   ----------------   --------------   ------------------
 Net asset value, beginning of period (b) .......      $ 12.35          $  10.00           $ 12.34          $   10.00
                                                       -------          --------           -------          ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..................         0.01              0.01            ( 0.02)            ( 0.01)
  Net realized and unrealized gain (loss) on
   investments ..................................       ( 0.54)             2.65            ( 0.53)              2.65
                                                       -------          --------           -------          ---------
  Total from investment operations ..............       ( 0.53)             2.66            ( 0.55)              2.64
                                                       -------          --------           -------          ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........           --            ( 0.01)               --                 --
  Distributions from realized gains .............           --            ( 0.30)               --             ( 0.30)
                                                       -------          --------           -------          ---------
  Total dividends and distributions .............           --            ( 0.31)               --             ( 0.30)
                                                       -------          --------           -------          ---------
 Net asset value, end of period .................      $ 11.82          $  12.35           $ 11.79          $   12.34
                                                       =======          ========           =======          =========
 Total return (c) ...............................       ( 4.28)%           26.74%           ( 4.44)%            26.57%
                                                       =======          ========           =======          =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............      $198,360         $ 94,676           $112,254         $  46,324
 Ratio of expenses to average net assets ........         0.96%             0.95%(d)          1.20%              1.15%(d)
 Ratio of net investment income (loss) to
  average net assets ............................         0.08%             0.10%(d)        ( 0.17)%           ( 0.12)%(d)
 Portfolio turnover rate ........................           94%               96%               94%                96%

ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO:


                                                                              CLASS IA
                                                  -----------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------
                                                      1998         1997         1996         1995          1994
                                                  ------------ ------------ ------------ ------------ -------------
 Net asset value, beginning of period (b) .......   $ 11.89      $ 11.29      $ 11.52      $ 10.15       $ 11.12
                                                    -------      -------      -------      -------       -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................      0.49         0.49         0.50         0.60          0.55
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions .................................      1.12         0.97         0.07         1.43        ( 1.00)
                                                    -------      -------      -------      -------       -------
  Total from investment operations ..............      1.61         1.46         0.57         2.03        ( 0.45)
                                                    -------      -------      -------      -------       -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........    ( 0.48)      ( 0.49)      ( 0.51)      ( 0.59)       ( 0.52)
  Distributions from realized gains .............    ( 0.70)      ( 0.37)      ( 0.27)      ( 0.07)           --
  Distributions in excess of realized gains .....        --           --       ( 0.02)          --            --
                                                    --------     --------     --------     --------      -------
  Total dividends and distributions .............    ( 1.18)      ( 0.86)      ( 0.80)      ( 0.66)       ( 0.52)
                                                    --------     --------     --------     --------      -------
 Net asset value, end of period .................   $ 12.32      $ 11.89      $ 11.29      $ 11.52       $ 10.15
                                                    ========     ========     ========     ========      =======
 Total return (c) ...............................     13.88%       13.25%        5.21%       20.40%       ( 4.10)%
                                                    ========     ========     ========     ========      =======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............  $355,441     $307,847     $282,402     $252,101      $173,691
 Ratio of expenses to average net assets ........      0.53%        0.57%        0.61%        0.59%        0.59%
 Ratio of net investment income to average
  net assets ....................................      3.99%        4.17%        4.48%        5.48%        5.22%
 Portfolio turnover rate ........................       103%         206%         181%         287%         228%


                                                             CLASS IB
                                                  -------------------------------
                                                       YEAR           MAY 1,
                                                       ENDED          1997 TO
                                                   DECEMBER 31,    DECEMBER 31,
                                                       1998            1997
                                                  -------------- ----------------
 Net asset value, beginning of period (b) .......    $ 11.88        $   11.29
                                                     -------        ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................       0.46             0.31
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions .................................       1.12             1.01
                                                     -------        ---------
  Total from investment operations ..............       1.58             1.32
                                                     -------        ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........     ( 0.45)          ( 0.36)
  Distributions from realized gains .............     ( 0.70)          ( 0.37)
  Distributions in excess of realized gains .....         --               --
                                                     -------        ---------
  Total dividends and distributions .............     ( 1.15)          ( 0.73)
                                                     -------        ---------
 Net asset value, end of period .................    $ 12.31        $   11.88
                                                     =======        =========
 Total return (c) ...............................      13.60%           11.84%
                                                     =======        =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............    $32,653        $   5,694
 Ratio of expenses to average net assets ........       0.78%            0.80%(d)
 Ratio of net investment income to average
  net assets ....................................       3.68%            3.82%(d)
 Portfolio turnover rate ........................        103%             206%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1998

ALLIANCE BALANCED PORTFOLIO:


                                                                                   CLASS IA
                                                  ---------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------------
                                                       1998           1997           1996           1995            1994
                                                  -------------- -------------- -------------- -------------- ---------------
 Net asset value, beginning of period (b) .......   $   17.58      $   16.64      $   16.76      $   14.87       $   16.67
                                                    ---------      ---------      ---------      ---------       ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................        0.56           0.58           0.53           0.54            0.45
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions .................................        2.54           1.86           1.31           2.36          ( 1.78)
                                                    ---------      ---------      ---------      ---------       ---------
  Total from investment operations ..............        3.10           2.44           1.84           2.90          ( 1.33)
                                                    ---------      ---------      ---------      ---------       ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........      ( 0.50)        ( 0.59)        ( 0.53)        ( 0.54)         ( 0.44)
  Dividends in excess of net investment
   income .......................................          --             --             --             --          ( 0.03)
  Distributions from realized gains .............      ( 1.67)        ( 0.91)        ( 1.40)        ( 0.47)             --
  Distributions in excess of realized gains .....          --             --         ( 0.03)            --              --
  Tax return of capital distributions ...........          --             --             --             --          ( 0.00)
                                                    ----------     ----------     ----------     ----------      ---------
  Total dividends and distributions .............      ( 2.17)        ( 1.50)        ( 1.96)        ( 1.01)         ( 0.47)
                                                    ----------     ----------     ----------     ----------      ---------
 Net asset value, end of period .................   $    18.51      $   17.58      $   16.64      $   16.76      $   14.87
                                                    ==========     ==========     ==========     ==========      =========
 Total return (c) ...............................        18.11%         15.06%         11.68%         19.75%        ( 8.02)%
                                                    ==========     ==========     ==========     ==========      =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............   $1,936,429     $1,724,089     $1,637,856     $1,523,142      $1,329,820
 Ratio of expenses to average net assets ........         0.45%          0.45%          0.41%          0.40%           0.39%
 Ratio of net investment income to average
  net assets ....................................         3.00%          3.30%          3.15%          3.33%           2.87%
 Portfolio turnover rate ........................           95%           146%           177%           186%            115%



                                                      CLASS IB
                                                  ----------------
                                                    JULY 8, 1998
                                                         TO
                                                    DECEMBER 31,
                                                        1998
                                                  ----------------
 Net asset value, beginning of period (b) .......    $   19.48
                                                     ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................         0.24
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions .................................         0.66
                                                     ---------
  Total from investment operations ..............         0.90
                                                     ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........       ( 0.20)
  Dividends in excess of net investment
   income .......................................           --
  Distributions from realized gains .............       ( 1.67)
  Distributions in excess of realized gains .....           --
  Tax return of capital distributions ...........           --
                                                     ---------
  Total dividends and distributions .............       ( 1.87)
                                                     ---------
 Net asset value, end of period .................    $   18.51
                                                     =========
 Total return (c) ...............................         4.92%
                                                     =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............    $      10
 Ratio of expenses to average net assets ........         0.70%(d)
 Ratio of net investment income to average
  net assets ....................................         2.65%(d)
 Portfolio turnover rate ........................           95%

ALLIANCE GROWTH INVESTORS PORTFOLIO:


                                                                                 CLASS IA
                                                  -----------------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------------
                                                       1998           1997           1996          1995          1994
                                                  -------------- -------------- -------------- ------------ -------------
 Net asset value, beginning of period (b) .......   $   18.55      $   17.20      $   17.68      $ 14.66       $ 15.61
                                                    ---------      ---------      ---------      -------       -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................        0.41           0.41           0.40         0.57          0.50
  Net realized and unrealized gain (loss) on
   on investments and foreign currency
   transactions .................................        3.03           2.43           1.66         3.24        ( 0.98)
                                                    ---------      ---------      ---------      -------       -------
  Total from investment operations ..............        3.44           2.84           2.06         3.81        ( 0.48)
                                                    ---------      ---------      ---------      -------       -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........      ( 0.41)        ( 0.46)        ( 0.40)      ( 0.54)       ( 0.46)
  Dividends in excess of net investment
   income .......................................          --             --         ( 0.03)      ( 0.01)       ( 0.01)
  Distributions from realized gains .............      ( 1.71)        ( 1.03)        ( 2.10)      ( 0.24)           --
  Distributions in excess of realized gains .....          --             --         ( 0.01)          --            --
                                                    ----------     ----------     ----------     --------      -------
  Total dividends and distributions .............      ( 2.12)        ( 1.49)        ( 2.54)      ( 0.79)       ( 0.47)
                                                    ----------     ----------     ----------     --------      -------
 Net asset value, end of period .................   $   19.87      $   18.55      $   17.20      $ 17.68       $ 14.66
                                                    ==========     ==========     ==========     ========      =======
 Total return (c) ...............................       19.13%         16.87%         12.61%       26.37%       ( 3.15)%
                                                    ==========     ==========     ==========     ========      =======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............   $1,963,074     $1,630,389     $1,301,643     $896,134     $492,478
 Ratio of expenses to average net assets ........        0.55%          0.57%          0.57%        0.56%        0.59%
 Ratio of net investment income to average
  net assets ....................................        2.10%          2.18%          2.31%        3.43%        3.32%
 Portfolio turnover rate ........................         102%           121%           190%         107%         131%



                                                                   CLASS IB
                                                  ------------------------------------------
                                                        YEAR ENDED            OCTOBER 2,
                                                       DECEMBER 31,             1996 TO
                                                  -----------------------    DECEMBER 31,
                                                      1998        1997           1996
                                                  ----------- ----------- ------------------
 Net asset value, beginning of period (b) .......   $ 18.52     $ 17.19      $    16.78
                                                    -------     -------      ----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................     0.36        0.36             0.07
  Net realized and unrealized gain (loss) on
   on investments and foreign currency
   transactions .................................     3.03        2.43             0.71
                                                    -------     -------      ----------
  Total from investment operations ..............     3.39        2.79             0.78
                                                    -------     -------      ----------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........   ( 0.36)     ( 0.43)          ( 0.02)
  Dividends in excess of net investment
   income .......................................       --          --           ( 0.09)
  Distributions from realized gains .............   ( 1.71)     ( 1.03)          ( 0.02)
  Distributions in excess of realized gains .....       --          --           ( 0.24)
                                                    -------     -------      ----------
  Total dividends and distributions .............   ( 2.07)     ( 1.46)          ( 0.37)
                                                    -------     -------      ----------
 Net asset value, end of period .................  $ 19.84     $ 18.52       $    17.19
                                                    =======     =======      ==========
 Total return (c) ...............................    18.83%      16.58%            4.64%
                                                    =======     =======      ==========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............   $92,027     $35,730      $      472
 Ratio of expenses to average net assets ........      0.80%       0.82%           0.84% (d)
 Ratio of net investment income to average
  net assets ....................................      1.85%       1.88%           1.69% (d)
 Portfolio turnover rate ........................       102%        121%            190%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Concluded)
December 31, 1998

---------
(a) Net investment income and capital changes per share are based upon monthly average shares outstanding.

(b) Date as of which funds were first allocated to the Portfolios are as follows:

     Class IA:

    Alliance Common Stock Portfolio--June 16, 1975
    Alliance Money Market Portfolio--July 13, 1981
    Alliance Balanced Portfolio--January 27, 1986
    Alliance Aggressive Stock Portfolio--January 27, 1986
    Alliance High Yield Portfolio--January 2, 1987
    Alliance Global Portfolio--August 27, 1987
    Alliance Conservative Investors Portfolio--October 2, 1989
    Alliance Growth Investors Portfolio--October 2, 1989
    Alliance Intermediate Government Securities Portfolio--April 1, 1991 Alliance Quality Bond Portfolio--October 1, 1993
    Alliance Growth and Income Portfolio--October 1, 1993
    Alliance Equity Index Portfolio--March 1, 1994
    Alliance International Portfolio--April 3, 1995
    Alliance Small Cap Growth Portfolio--May 1, 1997

    Class IB:

    Alliance Money Market, Alliance High Yield, Alliance Common Stock, Alliance Global, Alliance Aggressive Stock and Alliance Growth Investors Portfolios--October 2, 1996.
    Alliance Intermediate Government Securities, Alliance Growth and Income, Alliance Equity Index, Alliance International, Alliance Small Cap Growth and Alliance Conservative Investors Portfolios--May 1, 1997.
    Alliance Quality Bond and Alliance Balanced Portfolios--July 8, 1998.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d) Annualized.

(e) On February 22, 1994, shares of the Alliance Intermediate Government Securities Portfolio of the Trust were substituted for shares of the Trust's Alliance Short-Term World Income Portfolio.

                       REPORT OF INDEPENDENT ACCOUNTANTS







To the Trustees and Shareholders of
The Hudson River Trust


In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Money Market Portfolio, Alliance Intermediate Government Securities Portfolio, Alliance Quality Bond Portfolio, Alliance High Yield Portfolio, Alliance Growth and Income Portfolio, Alliance Equity Index Portfolio, Alliance Common Stock Portfolio, Alliance Global Portfolio, Alliance International Portfolio, Alliance Aggressive Stock Portfolio, Alliance Small Cap Growth Portfolio, Alliance Conservative Investors Portfolio, Alliance Balanced Portfolio and Alliance Growth Investors Portfolio (constituting the fourteen portfolios of The Hudson River Trust, hereafter referred to as the "Trust") at December 31, 1998, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.






PricewaterhouseCoopers LLP

1177 Avenue of the Americas
New York, New York 10036
February 8, 1999

EQ ADVISORS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1998


                                                                       MERRILL LYNCH   MERRILL LYNCH
                                                                        BASIC VALUE        WORLD
                                                                           EQUITY         STRATEGY
                                                                         PORTFOLIO       PORTFOLIO
                                                                      --------------- ---------------
ASSETS:
Investments at value (Note 1) .......................................  $178,204,274    $ 30,464,229
Cash ................................................................            85           1,956
Foreign cash (Note 1) ...............................................            --           4,133
Receivable for securities sold ......................................        70,622              --
Unrealized appreciation of foreign currency contracts (Note 1) ......            --           1,904
Short-term investments held as collateral for loaned securities .....     3,993,300       3,536,218
Receivable from Separate Accounts for Trust shares sold .............     1,220,708         139,190
Receivable for forward commitments ..................................            --              --
Market value of swap agreements (Note 1) ............................            --              --
Variation margin receivable on futures contracts ....................            --              --
Receivable from investment manager ..................................            --              --
Dividends, interest and other receivables ...........................       168,507         150,603
Deferred organizational costs (Note 1) ..............................        20,979          20,979
Other assets ........................................................           936             212
                                                                       ------------    ------------
 Total assets .......................................................   183,679,411      34,319,424
                                                                       ------------    ------------
LIABILITIES:
Payable to custodian ................................................         4,142          11,184
Payable for securities purchased ....................................     5,266,456              --
Unrealized depreciation of foreign currency contracts (Note 1) ......            --           1,892
Collateral held for loaned securities ...............................     3,993,300       3,536,218
Interest payable on swap agreements .................................            --              --
Variation margin payable on futures contracts (Note 1) ..............            --              --
Distribution fees payable ...........................................        34,789           6,035
Investment management fees payable ..................................        49,403          26,479
Trustees' fees payable ..............................................         5,816           2,639
Payable to Separate Accounts for Trust shares redeemed ..............       116,152          81,559
Forward commitments at value (Note 1) ...............................            --              --
Overdraft payable ...................................................            --              --
Accrued expenses (Note 1) ...........................................       105,150          22,456
                                                                       ------------    ------------
 Total liabilities ..................................................     9,575,208       3,688,462
                                                                       ------------    ------------
NET ASSETS ..........................................................  $174,104,203    $ 30,630,962
                                                                       ============    ============
Investments at cost .................................................  $178,491,483    $ 27,988,402
                                                                       ============    ============
Foreign cash at cost ................................................            --    $      3,991
                                                                       ============    ============
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital ....................................................  $174,475,456    $ 29,940,774
 Accumulated undistributed (overdistributed) net investment
  income ............................................................          (175)       (117,119)
 Accumulated net realized gain (loss) ...............................       (83,869)     (1,669,496)
 Unrealized appreciation (depreciation) on investments and
  foreign currency denominated assets and liabilities ...............      (287,209)      2,476,803
                                                                       ------------    ------------
NET ASSETS ..........................................................  $174,104,203    $ 30,630,962
                                                                       ============    ============
CLASS IA SHARES:
Net Assets ..........................................................  $         --    $         --
                                                                       ============    ============
Shares outstanding (Unlimited amount authorized: no par value) .                 --              --
                                                                       ============    ============
Net asset value, offering and redemption price per share (Note 1)      $         --    $         --
                                                                       ============    ============
CLASS IB SHARES:
Net Assets ..........................................................  $174,104,203    $ 30,630,962
                                                                       ============    ============
Shares outstanding (Unlimited amount authorized: no par value).......    14,081,141       2,802,280
                                                                       ============    ============
Net asset value, offering and redemption price per share (Note 1).     $      12.36    $      10.93
                                                                       ============    ============



                                                                             MFS
                                                                       EMERGING GROWTH        MFS           EQ/PUTNAM
                                                                          COMPANIES         RESEARCH        BALANCED
                                                                          PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                      ----------------- --------------- ----------------
ASSETS:
Investments at value (Note 1) .......................................   $ 460,562,340    $406,316,091     $ 76,972,936
Cash ................................................................              --          60,359            5,380
Foreign cash (Note 1) ...............................................              40              27               --
Receivable for securities sold ......................................      11,354,574       1,222,583          227,333
Unrealized appreciation of foreign currency contracts (Note 1) ......              --           2,918           19,828
Short-term investments held as collateral for loaned securities .....      29,725,924      17,820,637        7,601,915
Receivable from Separate Accounts for Trust shares sold .............       4,298,348       6,773,602        1,000,567
Receivable for forward commitments ..................................              --              --               --
Market value of swap agreements (Note 1) ............................              --              --               --
Variation margin receivable on futures contracts ....................              --              --               --
Receivable from investment manager ..................................              --              --               --
Dividends, interest and other receivables ...........................          67,977         215,173          366,422
Deferred organizational costs (Note 1) ..............................          20,979          20,979           20,979
Other assets ........................................................           1,905           1,916              415
                                                                        -------------    ------------     ------------
 Total assets .......................................................     506,032,087     432,434,285       86,215,775
                                                                        -------------    ------------     ------------
LIABILITIES:
Payable to custodian ................................................          12,311          13,276           11,887
Payable for securities purchased ....................................       1,833,609       6,439,202        2,518,539
Unrealized depreciation of foreign currency contracts (Note 1) ......              --             168           20,330
Collateral held for loaned securities ...............................      29,725,924      17,820,637        7,601,915
Interest payable on swap agreements .................................              --              --               --
Variation margin payable on futures contracts (Note 1) ..............              --              --               --
Distribution fees payable ...........................................          87,399          76,337           14,665
Investment management fees payable ..................................         139,593         124,473           17,430
Trustees' fees payable ..............................................          11,588          11,725            3,527
Payable to Separate Accounts for Trust shares redeemed ..............       1,852,087         127,022            3,559
Forward commitments at value (Note 1) ...............................              --              --               --
Overdraft payable ...................................................       4,874,593              --               --
Accrued expenses (Note 1) ...........................................         209,922         202,445           46,738
                                                                        -------------    ------------     ------------
 Total liabilities ..................................................      38,747,026      24,815,285       10,238,590
                                                                        -------------    ------------     ------------
NET ASSETS ..........................................................   $ 467,285,061    $407,619,000     $ 75,977,185
                                                                        =============    ============     ============
Investments at cost .................................................   $ 363,694,972    $347,692,676     $ 73,443,161
                                                                        =============    ============     ============
Foreign cash at cost ................................................   $          40    $         26               --
                                                                        =============    ============     ============
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital ....................................................   $ 383,715,033    $356,248,779     $ 71,835,655
 Accumulated undistributed (overdistributed) net investment
  income ............................................................            (314)          8,161            4,600
 Accumulated net realized gain (loss) ...............................     (13,297,024)     (7,261,148)         606,975
 Unrealized appreciation (depreciation) on investments and
  foreign currency denominated assets and liabilities ...............      96,867,366      58,623,208        3,529,955
                                                                        -------------    ------------     ------------
NET ASSETS ..........................................................   $ 467,285,061    $407,619,000     $ 75,977,185
                                                                        =============    ============     ============
CLASS IA SHARES:
Net Assets ..........................................................   $   5,977,946    $         --     $         --
                                                                        =============    ============     ============
Shares outstanding (Unlimited amount authorized: no par value) .              372,796              --               --
                                                                        =============    ============     ============
Net asset value, offering and redemption price per share (Note 1)       $       16.04    $         --     $         --
                                                                        =============    ============     ============
CLASS IB SHARES:
Net Assets ..........................................................   $ 461,307,115    $407,619,000     $ 75,977,185
                                                                        =============    ============     ============
Shares outstanding (Unlimited amount authorized: no par value).......      28,762,124      28,690,376        6,247,664
                                                                        =============    ============     ============
Net asset value, offering and redemption price per share (Note 1).      $       16.04    $      14.21     $      12.16
                                                                        =============    ============     ============

See Notes to Financial Statements.

    EQ/PUTNAM          EQ/PUTNAM         EQ/PUTNAM                           T. ROWE PRICE     WARBURG PINCUS     MORGAN STANLEY
 GROWTH & INCOME     INTERNATIONAL       INVESTORS        T. ROWE PRICE      INTERNATIONAL      SMALL COMPANY        EMERGING
      VALUE              EQUITY            GROWTH         EQUITY INCOME          STOCK              VALUE         MARKETS EQUITY
    PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO
-----------------   ---------------   ---------------   -----------------   ---------------   ----------------   ---------------

  $ 458,183,986      $143,127,639      $180,701,091       $ 244,507,873      $123,442,396      $ 167,467,416      $  36,389,482
            597             5,041               174                 478        10,785,789                134          4,192,904
             --               511                --                  --                --                 --          1,017,013
        158,994         1,558,107           436,093                  --                --            407,864             54,383
             --           146,196                --                  --                --                 --             87,435
     14,127,780         3,629,840         4,435,973           2,553,824         1,750,200          1,805,000                 --
      2,172,484           526,853         1,648,215           1,694,868           840,933            896,223            280,486
             --                --                --                  --                --                 --                 --
             --                --                --                  --                --                 --              6,099
             --                --                --                  --                --                 --                 --
             --                --                --                  --                --                 --                 --
        805,148           167,587            75,775             545,672           206,796             65,868            122,980
         20,979            20,979            20,979              20,979            20,979             20,979             22,895
          2,465               827               689               1,643             7,385              1,543                275
  -------------      ------------      ------------       -------------      ------------      -------------      -------------
    475,472,433       149,183,580       187,318,989         249,325,337       137,054,478        170,665,027         42,173,952
  -------------      ------------      ------------       -------------      ------------      -------------      -------------
         14,590            39,178             7,345               8,804            22,906              8,020             35,857
             --           645,804         7,691,674           1,922,525                --            958,021            487,089
             --           861,095                --                  --                --                 --            170,123
     14,127,780         3,629,840         4,435,973           2,553,824         1,750,200          1,805,000                 --
             --                --                --                  --                --                 --              1,020
             --                --                --                  --                --                 --                 --
         89,530            27,531            31,668              48,098            25,982             32,206              8,247
        155,299            93,864            52,003              80,863            90,308             68,756             47,449
         14,293             5,929             5,082               9,589             7,553              9,359              1,495
         75,766            73,452                --             161,482           405,252            159,508             27,275
             --                --                --                  --                --                 --                 --
             --                --                --                  --                --                 --                 --
        250,914            86,157            80,269             124,134            98,940            130,904             36,175
  -------------      ------------      ------------       -------------      ------------      -------------      -------------
     14,728,172         5,462,850        12,304,014           4,909,319         2,401,141          3,171,774            814,730
  -------------      ------------      ------------       -------------      ------------      -------------      -------------
  $ 460,744,261      $143,720,730      $175,014,975       $ 244,416,018      $134,653,337      $ 167,493,253      $  41,359,222
  =============      ============      ============       =============      ============      =============      =============
  $ 431,106,788      $126,041,583      $143,213,317       $ 234,198,903      $114,376,426      $ 166,971,230      $  38,914,579
  =============      ============      ============       =============      ============      =============      =============
             --      $        512                --                  --                --                 --      $   1,035,286
  =============      ============      ============       =============      ============      =============      =============
  $ 429,912,421      $129,456,209      $141,856,538       $ 233,651,379      $127,311,141      $ 187,720,498      $  54,618,635
         26,121           699,943            25,684              34,184          (158,252)              (291)           (35,802)
      3,728,521        (2,809,201)       (4,355,021)            421,464        (1,569,911)       (20,723,140)       (10,598,571)
     27,077,198        16,373,779        37,487,774          10,308,991         9,070,359            496,186         (2,625,040)
  -------------      ------------      ------------       -------------      ------------      -------------      -------------
  $ 460,744,261      $143,720,730      $175,014,975       $ 244,416,018      $134,653,337      $ 167,493,253      $  41,359,222
  =============      ============      ============       =============      ============      =============      =============
  $          --      $         --      $         --       $   2,414,564      $         --      $     747,354      $          --
  =============      ============      ============       =============      ============      =============      =============
             --                --                --             190,575                --             70,560                 --
  =============      ============      ============       =============      ============      =============      =============
  $          --      $         --      $         --       $       12.67      $         --      $       10.59      $          --
  =============      ============      ============       =============      ============      =============      =============
  $ 460,744,261      $143,720,730      $175,014,975       $ 242,001,454      $134,653,337      $ 166,745,899      $  41,359,222
  =============      ============      ============       =============      ============      =============      =============
     36,079,541        11,049,766        10,423,104          19,101,270        12,131,062         15,716,227          7,149,250
  =============      ============      ============       =============      ============      =============      =============
  $       12.77      $      13.01      $      16.79       $       12.67      $      11.10      $       10.61      $        5.79
  =============      ============      ============       =============      ============      =============      =============

EQ ADVISORS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1998


                                                                               BT               BT
                                                                           EQUITY 500     INTERNATIONAL
                                                                             INDEX         EQUITY INDEX
                                                                           PORTFOLIO        PORTFOLIO
                                                                       ----------------- ---------------
ASSETS:
Investments at value (Note 1) ........................................   $ 236,088,036     $47,993,849
Cash .................................................................           5,211              --
Foreign cash (Note 1) ................................................              --         803,181
Receivable for securities sold .......................................       1,190,313              --
Unrealized appreciation of foreign currency contracts (Note 1) .......              --          30,402
Short-term investments held as collateral for loaned securities ......      20,909,620         484,745
Receivable from Separate Accounts for Trust shares sold ..............       3,905,133         277,598
Receivable for forward commitments ...................................              --              --
Market value of swap agreements (Note 1) .............................              --              --
Variation margin receivable on futures contracts .....................          21,362         158,526
Receivable from investment manager ...................................              --           2,030
Dividends, interest and other receivables ............................         205,181          43,141
Deferred organizational costs (Note 1) ...............................          25,074          25,074
Other assets .........................................................             970           5,443
                                                                         -------------     -----------
 Total assets ........................................................     262,350,900      49,823,989
                                                                         -------------     -----------
LIABILITIES:
Payable to custodian .................................................          12,568           9,106
Payable for securities purchased .....................................      17,030,709         102,059
Unrealized depreciation of foreign currency contracts (Note 1) .......              --           7,084
Collateral held for loaned securities ................................      20,909,620         484,745
Interest payable on swap agreements ..................................              --              --
Variation margin payable on futures contracts (Note 1) ...............              --              --
Distribution fees payable ............................................          40,805           9,179
Investment management fees payable ...................................          11,817              --
Trustees' fees payable ...............................................           2,392             935
Payable to Separate Accounts for Trust shares redeemed ...............              --         303,862
Forward commitments at value (Note 1) ................................              --              --
Overdraft payable ....................................................              --          44,781
Accrued expenses (Note 1) ............................................          96,136          51,898
                                                                         -------------     -----------
 Total liabilities ...................................................      38,104,047       1,013,649
                                                                         -------------     -----------
NET ASSETS ...........................................................   $ 224,246,853     $48,810,340
                                                                         =============     ===========
Investments at cost ..................................................   $ 214,993,662     $43,550,148
                                                                         =============     ===========
Foreign cash at cost .................................................              --     $   799,466
                                                                         =============     ===========
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital .....................................................   $ 202,454,843     $44,480,534
 Accumulated undistributed (overdistributed) net investment
  income .............................................................           3,162         (18,030)
 Accumulated net realized gain (loss) ................................         647,013        (282,853)
 Unrealized appreciation (depreciation) on investments and
  foreign currency denominated assets and liabilities ................      21,141,835       4,630,689
                                                                         -------------     -----------
NET ASSETS ...........................................................   $ 224,246,853     $48,810,340
                                                                         =============     ===========
CLASS IA SHARES:
Net Assets ...........................................................   $          --     $   735,037
                                                                         =============     ===========
Shares outstanding (Unlimited amount authorized: no par value) .                    --          62,077
                                                                         =============     ===========
Net asset value, offering and redemption price per share (Note 1)        $          --     $     11.84
                                                                         =============     ===========
CLASS IB SHARES:
Net Assets ...........................................................   $ 224,246,853     $48,075,303
                                                                         =============     ===========
Shares outstanding (Unlimited amount authorized: no par value) .            18,015,252       4,057,064
                                                                         =============     ===========
Net asset value, offering and redemption price per share (Note 1)        $       12.45     $     11.85
                                                                         =============     ===========



                                                                          BT SMALL                        LAZARD
                                                                           COMPANY          JPM          LARGE CAP
                                                                            INDEX        CORE BOND         VALUE
                                                                          PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                       -------------- --------------- --------------
ASSETS:
Investments at value (Note 1) ........................................  $34,128,789    $110,938,174    $76,158,954
Cash .................................................................        6,132          17,589          9,763
Foreign cash (Note 1) ................................................           --              --             --
Receivable for securities sold .......................................       48,550       6,055,831        173,588
Unrealized appreciation of foreign currency contracts (Note 1) .......           --          76,354             --
Short-term investments held as collateral for loaned securities ......    4,095,271       1,381,000      1,512,300
Receivable from Separate Accounts for Trust shares sold ..............      181,986       1,007,158        571,212
Receivable for forward commitments ...................................           --       4,510,613             --
Market value of swap agreements (Note 1) .............................           --              --             --
Variation margin receivable on futures contracts .....................        2,202              --             --
Receivable from investment manager ...................................          772              --             --
Dividends, interest and other receivables ............................       40,150         968,404         79,171
Deferred organizational costs (Note 1) ...............................       25,074          25,074         25,074
Other assets .........................................................          115             165            144
                                                                        -----------    ------------    -----------
 Total assets ........................................................   38,529,041     124,980,362     78,530,206
                                                                        -----------    ------------    -----------
LIABILITIES:
Payable to custodian .................................................       17,001           2,776          3,501
Payable for securities purchased .....................................    1,755,281      15,650,900      2,348,530
Unrealized depreciation of foreign currency contracts (Note 1) .......           --          26,995             --
Collateral held for loaned securities ................................    4,095,271       1,381,000      1,512,300
Interest payable on swap agreements ..................................           --              --             --
Variation margin payable on futures contracts (Note 1) ...............           --           2,250             --
Distribution fees payable ............................................        6,057          20,106         14,257
Investment management fees payable ...................................           --          24,949         15,324
Trustees' fees payable ...............................................          615           1,034            818
Payable to Separate Accounts for Trust shares redeemed ...............           --              --             --
Forward commitments at value (Note 1) ................................           --       4,489,258             --
Overdraft payable ....................................................           --              --             --
Accrued expenses (Note 1) ............................................       46,128          54,854         47,827
                                                                        -----------    ------------    -----------
 Total liabilities ...................................................    5,920,353      21,654,122      3,942,557
                                                                        -----------    ------------    -----------
NET ASSETS ...........................................................  $32,608,688    $103,326,240    $74,587,649
                                                                        ===========    ============    ===========
Investments at cost ..................................................  $34,873,755    $110,699,797    $69,235,746
                                                                        ===========    ============    ===========
Foreign cash at cost .................................................           --              --             --
                                                                        ===========    ============    ===========
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital .....................................................  $33,367,380    $103,150,840    $68,198,892
 Accumulated undistributed (overdistributed) net investment
  income .............................................................        5,196         (49,365)         2,707
 Accumulated net realized gain (loss) ................................      (23,362)        (62,988)      (537,158)
 Unrealized appreciation (depreciation) on investments and
  foreign currency denominated assets and liabilities ................     (740,526)        287,753      6,923,208
                                                                        -----------    ------------    -----------
NET ASSETS ...........................................................  $32,608,688    $103,326,240    $74,587,649
                                                                        ===========    ============    ===========
CLASS IA SHARES:
Net Assets ...........................................................  $        --    $         --    $        --
                                                                        ===========    ============    ===========
Shares outstanding (Unlimited amount authorized: no par value) .                 --              --             --
                                                                        ===========    ============    ===========
Net asset value, offering and redemption price per share (Note 1)       $        --    $         --    $        --
                                                                        ===========    ============    ===========
CLASS IB SHARES:
Net Assets ...........................................................  $32,608,688    $103,326,240    $74,587,649
                                                                        ===========    ============    ===========
Shares outstanding (Unlimited amount authorized: no par value) .          3,412,415       9,774,919      6,248,365
                                                                        ===========    ============    ===========
Net asset value, offering and redemption price per share (Note 1)       $      9.56    $      10.57    $     11.94
                                                                        ===========    ============    ===========

See Notes to Financial Statements.

     LAZARD                                                     MFS
    SMALL CAP        EQ/EVERGREEN                           GROWTH WITH
      VALUE           FOUNDATION        EQ/EVERGREEN          INCOME
    PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
----------------   ----------------   ----------------   ----------------
 $  51,426,111                 --                 --                 --
         2,400       $      1,000       $      1,000       $      1,000
            --                 --                 --                 --
       360,447                 --                 --                 --
            --                 --                 --                 --
     3,983,725                 --                 --                 --
       229,801                 --                 --                 --
            --                 --                 --                 --
            --                 --                 --                 --
            --                 --                 --                 --
            --                 --                 --                 --
        69,818                 --                 --                 --
        25,074                 --                 --                 --
           148                 --                 --                 --
 -------------       ------------       ------------       ------------
    56,097,524              1,000              1,000              1,000
 -------------       ------------       ------------       ------------
         2,039                 --                 --                 --
       990,148                 --                 --                 --
            --                 --                 --                 --
     3,983,725                 --                 --                 --
            --                 --                 --                 --
            --                 --                 --                 --
         9,708                 --                 --                 --
        18,764                 --                 --                 --
           743                 --                 --                 --
            --                 --                 --                 --
            --                 --                 --                 --
            --                 --                 --                 --
        46,732                 --                 --                 --
 -------------       ------------       ------------       ------------
     5,051,859                 --                 --                 --
 -------------       ------------       ------------       ------------
 $  51,045,665       $      1,000       $      1,000       $      1,000
 =============       ============       ============       ============
 $  52,665,521                 --                 --                 --
 =============       ============       ============       ============
            --                 --                 --                 --
 =============       ============       ============       ============
 $  52,961,056       $      1,000       $      1,000       $      1,000

            --                 --                 --                 --
      (675,981)                --                 --                 --

    (1,239,410)                --                 --                 --
 -------------       ------------       ------------       ------------
 $  51,045,665       $      1,000       $      1,000       $      1,000
 =============       ============       ============       ============
 $          --       $         --       $         --       $         --
 =============       ============       ============       ============
            --                 --                 --                 --
 =============       ============       ============       ============
 $          --       $         --       $         --       $         --
 =============       ============       ============       ============
 $  51,045,665       $      1,000       $      1,000       $      1,000
 =============       ============       ============       ============
     5,506,840                100                100                100
 =============       ============       ============       ============
 $        9.27       $      10.00       $      10.00       $      10.00
 =============       ============       ============       ============

EQ ADVISORS TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1998



                                                  MERRILL LYNCH    MERRILL LYNCH
                                                   BASIC VALUE         WORLD
                                                      EQUITY          STRATEGY
                                                    PORTFOLIO        PORTFOLIO
                                                ----------------- ---------------
INVESTMENT INCOME:
 Income* (Note 1):
  Dividends (including $1,470 and $1,504
    from affiliated companies for the
    Morgan Stanley Emerging Markets
    Equity Portfolio and BT International
    Equity Index Portfolio, respectively) .....  $ 1,561,724       $    230,167
  Interest ....................................    1,005,517            487,278
  Securities lending--Net .....................       31,782              8,359
                                                 --------------    ------------
    Total income ..............................    2,599,023            725,804
                                                 --------------    ------------
 Expenses (Notes 1, 2, 3, 4 and 5):
  Investment management fee ...................      632,783            179,486
  Administrative fees .........................       92,138             48,992
  Custody fees ................................       25,526             70,188
  Distribution fees--Class IB .................      287,628             64,102
  Printing and mailing expenses ...............      123,975             33,375
  Professional fees ...........................       33,842              6,090
  Interest expense on swap agreements .........           --                 --
  Interest expense on loans ...................           --                 --
  Trustees' fees (Note 7) .....................        8,295              2,440
  Amortization of deferred organizational
    expense ...................................        6,322              6,322
  Miscellaneous ...............................        4,279              1,802
                                                 --------------    ------------
    Gross expenses ............................    1,214,788            412,797
                                                 --------------    ------------
 Waivers and reimbursements: (Note 6)
  Waiver of investment management fee .........     (236,168)          (104,468)
  Reimbursement from investment
    manager ...................................           --                 --
                                                 --------------    ------------
    Total waivers and reimbursements ..........     (236,168)          (104,468)
                                                 --------------    ------------
  Net expenses ................................      978,620            308,329
                                                 --------------    ------------
NET INVESTMENT INCOME (LOSS) ..................    1,620,403            417,475
                                                 --------------    ------------
REALIZED AND UNREALIZED GAIN
 (LOSS) (NOTE 1):
 Realized Gain (Loss) on:
  Securities ..................................    5,652,703         (1,242,455)
  Swap agreements .............................           --                 --
  Options written .............................           --                 --
  Foreign currency transactions ...............           --           (323,399)
  Futures contracts ...........................           --                 --
                                                 --------------    ------------
 Realized gain (loss)--net ....................    5,652,703         (1,565,854)
                                                 --------------    ------------
 Change in Unrealized Appreciation
  (Depreciation) on:
  Securities ..................................     (239,779)         2,545,676
  Swap agreements .............................           --                 --
  Foreign currency transactions ...............           --             17,668
  Forward commitments .........................           --                 --
  Futures contracts ...........................           --                 --
                                                 --------------    ------------
 Unrealized appreciation
  (depreciation)--net .........................     (239,779)         2,563,344
                                                 --------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)--NET ......    5,412,924            997,490
                                                 --------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS ...................................  $ 7,033,327       $  1,414,965
                                                 ==============    ============
*Foreign taxes withheld on dividends .......... $           --     $     21,887
                                                ==============     ============
*Foreign taxes withheld on interest ........... $           --     $        978
                                                ==============     ============



                                                        MFS
                                                  EMERGING GROWTH        MFS          EQ/PUTNAM
                                                     COMPANIES         RESEARCH        BALANCED
                                                     PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                ------------------ --------------- ---------------
INVESTMENT INCOME:
 Income* (Note 1):
  Dividends (including $1,470 and $1,504
    from affiliated companies for the
    Morgan Stanley Emerging Markets
    Equity Portfolio and BT International
    Equity Index Portfolio, respectively) ..... $    316,928        $  2,259,276     $   667,576
  Interest ....................................      865,796             765,408       1,169,302
  Securities lending--Net .....................      157,652              66,086          19,172
                                                ----------------    ------------     -----------
    Total income ..............................    1,340,376           3,090,770       1,856,050
                                                ----------------    ------------     -----------
 Expenses (Notes 1, 2, 3, 4 and 5):
  Investment management fee ...................    1,351,932           1,319,969         269,939
  Administrative fees .........................      166,093             160,767          65,412
  Custody fees ................................       76,581              80,756          73,287
  Distribution fees--Class IB .................      613,697             599,986         122,699
  Printing and mailing expenses ...............      252,377             257,786          55,598
  Professional fees ...........................       68,932              68,436          12,925
  Interest expense on swap agreements .........           --                  --              --
  Interest expense on loans ...................          232                  11              --
  Trustees' fees (Note 7) .....................       15,775              15,851           3,787
  Amortization of deferred organizational
    expense ...................................        6,322               6,322           6,322
  Miscellaneous ...............................        8,027               8,188           2,384
                                                ----------------    ------------     -----------
    Gross expenses ............................    2,559,968           2,518,072         612,353
                                                ----------------    ------------     -----------
 Waivers and reimbursements: (Note 6)
  Waiver of investment management fee .........     (470,590)           (477,580)       (169,979)
  Reimbursement from investment
    manager ...................................           --                  --              --
                                                ----------------    ------------     -----------
    Total waivers and reimbursements ..........     (470,590)           (477,580)       (169,979)
                                                ----------------    ------------     -----------
  Net expenses ................................    2,089,378           2,040,492         442,374
                                                ----------------    ------------     -----------
NET INVESTMENT INCOME (LOSS) ..................     (749,002)          1,050,278       1,413,676
                                                ----------------    ------------     -----------
REALIZED AND UNREALIZED GAIN
 (LOSS) (NOTE 1):
 Realized Gain (Loss) on:
  Securities ..................................  (12,432,018)         (6,397,924)      1,311,316
  Swap agreements .............................           --                  --              --
  Options written .............................           --                  --              30
  Foreign currency transactions ...............      (12,052)            (19,945)        (41,319)
  Futures contracts ...........................           --                  --              --
                                                ----------------    ------------     -----------
 Realized gain (loss)--net ....................  (12,444,070)         (6,417,869)      1,270,027
                                                ----------------    ------------     -----------
 Change in Unrealized Appreciation
  (Depreciation) on:
  Securities ..................................   96,627,325          57,047,662       2,686,762
  Swap agreements .............................           --                  --              --
  Foreign currency transactions ...............          161                 165           2,011
  Forward commitments .........................           --                  --              --
  Futures contracts ...........................           --                  --              --
                                                ----------------    ------------     -----------
 Unrealized appreciation
  (depreciation)--net .........................   96,627,486          57,047,827       2,688,773
                                                ----------------    ------------     -----------
REALIZED AND UNREALIZED GAIN (LOSS)--NET ......   84,183,416          50,629,958       3,958,800
                                                ----------------    ------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS ................................... $ 83,434,414        $ 51,680,236     $ 5,372,476
                                                ================    ============     ===========
*Foreign taxes withheld on dividends .......... $      2,701        $     22,076     $       117
                                                ================    ============     ===========
*Foreign taxes withheld on interest ........... $            --     $        --      $       148
                                                ================    ============     ===========



See Notes to Financial Statements.

     EQ/PUTNAM          EQ/PUTNAM          EQ/PUTNAM
     GROWTH &         INTERNATIONAL        INVESTORS
   INCOME VALUE          EQUITY             GROWTH
     PORTFOLIO          PORTFOLIO          PORTFOLIO
------------------ ------------------ ------------------
 $  5,596,754       $  1,299,081       $    644,026
      844,479            451,636            235,113
       37,162             17,954             16,621
 ---------------    ---------------    ---------------
    6,478,395          1,768,671            895,760
 ---------------    ---------------    ---------------
    1,654,313            673,315            497,899
      191,609             92,040             80,365
       88,320            242,399             46,079
      751,961            240,470            226,318
      331,477            110,585             94,385
       87,634             26,305             23,973
           --                 --                 --
           --                 --                 --
       20,302              6,840              6,347

        6,322              6,322              6,322
       10,528              8,021              3,372
 ---------------    ---------------    ---------------
    3,142,466          1,406,297            985,060
 ---------------    ---------------    ---------------
     (585,144)          (251,387)          (214,923)
           --                 --                 --
 ---------------    ---------------    ---------------
     (585,144)          (251,387)          (214,923)
 ---------------    ---------------    ---------------
    2,557,322          1,154,910            770,137
 ---------------    ---------------    ---------------
    3,921,073            613,761            125,623
 ---------------    ---------------    ---------------
    7,671,440         (2,629,940)        (4,124,377)
           --                 --                 --
           --                 --                 --
           --           (165,381)                --
           --                 --                 --
 ---------------    ---------------    ---------------
    7,671,440         (2,795,321)        (4,124,377)
 ---------------    ---------------    ---------------


   24,262,285         17,262,604         34,949,382
           --                 --                 --
           --           (666,755)                --
           --                 --                 --
           --                 --                 --
 ---------------    ---------------    ---------------
   24,262,285         16,595,849         34,949,382
 ---------------    ---------------    ---------------
   31,933,725         13,800,528         30,825,005
 ---------------    ---------------    ---------------
 $ 35,854,798       $ 14,414,289       $ 30,950,628
 ===============    ===============    ===============
$            --     $    191,141      $            --
===============     ===============   ===============
$            --    $            --    $            --
===============    ===============    ===============



     EQ/PUTNAM                           T. ROWE PRICE     WARBURG PINCUS     MORGAN STANLEY
     GROWTH &         T. ROWE PRICE      INTERNATIONAL      SMALL COMPANY        EMERGING
   INCOME VALUE       EQUITY INCOME          STOCK              VALUE         MARKETS EQUITY
     PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO
------------------ ------------------ ------------------ ------------------ -----------------
 $  5,596,754       $  4,823,366       $  1,646,765      $   1,377,899           $    602,417
      844,479            684,439            313,377            876,633                202,965
       37,162             33,428             11,684             39,376                    132
 ---------------    ---------------    ---------------   ----------------        ------------
    6,478,395          5,541,233          1,971,826          2,293,908                805,514
 ---------------    ---------------    ---------------   ----------------        ------------
    1,654,313          1,000,224            788,805          1,012,129                364,795
      191,609            131,283            120,081            113,472                 58,490
       88,320             38,421            127,499             47,243                244,468
      751,961            454,647            262,895            389,193                 79,303
      331,477            182,008            127,935            201,381                 40,475
       87,634             52,181             29,037             43,635                 12,773
           --                 --                 --                 --                 17,812
           --                 --                 --                 --                     --
       20,302             12,493              7,038             10,608                  2,098

        6,322              6,322              6,322              6,322                  6,312
       10,528              7,201              8,693              7,235                  6,661
 ---------------    ---------------    ---------------   ----------------        ------------
    3,142,466          1,884,780          1,478,305          1,831,218                833,187
 ---------------    ---------------    ---------------   ----------------        ------------
     (585,144)          (338,946)          (215,359)          (273,559)              (259,678)
           --                 --                 --                 --                     --
 ---------------    ---------------    ---------------   ----------------        ------------
     (585,144)          (338,946)          (215,359)          (273,559)              (259,678)
 ---------------    ---------------    ---------------   ----------------        ------------
    2,557,322          1,545,834          1,262,946          1,557,659                573,509
 ---------------    ---------------    ---------------   ----------------        ------------
    3,921,073          3,995,399            708,880            736,249                232,005
 ---------------    ---------------    ---------------   ----------------        ------------
    7,671,440          5,433,915         (1,227,907)       (19,257,182)           (10,177,163)
           --                 --                 --                 --                (95,204)
           --                 --                 --                 --                     --
           --             (7,065)          (103,487)                --               (104,276)
           --                 --                 --                 --                     --
 ---------------    ---------------    ---------------   ----------------        ------------
    7,671,440          5,426,850         (1,331,394)       (19,257,182)           (10,376,643)
 ---------------    ---------------    ---------------   ----------------        ------------


   24,262,285          4,862,525         12,679,282             56,703                385,027
           --                 --                 --                 --                 78,696
           --                451              7,897                 --               (104,889)
           --                 --                 --                 --                     --
           --                 --                 --                 --                     --
 ---------------    ---------------    ---------------   ----------------        ------------
   24,262,285          4,862,976         12,687,179             56,703                358,834
 ---------------    ---------------    ---------------   ----------------        ------------
   31,933,725         10,289,826         11,355,785        (19,200,479)           (10,017,809)
 ---------------    ---------------    ---------------   ----------------        ------------
 $ 35,854,798       $ 14,285,225       $ 12,064,665      $ (18,464,230)         $  (9,785,804)
 ===============    ===============    ===============   ================      ==============
$          --       $      6,370       $    201,638      $          --          $      29,792
===============     ===============    ===============   ================      ==============
$          --       $         --       $         --      $          --          $          --
===============    ===============    ===============    ================      ==============

EQ ADVISORS TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1998



                                                     BT              BT              BT
                                                 EQUITY 500    INTERNATIONAL   SMALL COMPANY
                                                    INDEX       EQUITY INDEX       INDEX
                                                  PORTFOLIO      PORTFOLIO       PORTFOLIO
                                               -------------- --------------- ---------------
INVESTMENT INCOME:
 Income* (Note 1):
  Dividends (includes $1,470 and $1,504
   from affiliated companies for the
   Morgan Stanley Emerging Markets
   Equity and BT International Equity
   Index Portfolio, respectively) ............  $ 1,165,608    $   388,553    $  247,565
  Interest ...................................      313,848        152,744        67,384
  Securities lending--Net ....................        4,711          5,397        10,169
                                                -----------    -----------    ----------
   Total income ..............................    1,484,167        546,694       325,118
                                                -----------    -----------    ----------
 Expenses (Notes 1, 2, 3, 4 and 5):
  Investment management fee ..................      210,001         98,039        45,728
  Administrative fees ........................       91,209         89,083        97,220
  Custody fees ...............................       75,302         94,016       101,731
  Distribution fees--Class IB ................      210,001         69,922        45,728
  Printing and mailing expenses ..............       69,606         34,305        25,391
  Professional fees ..........................       25,745          9,568         6,456
  Interest expense on swap agreements ........           --             --            --
  Interest expense on loans ..................           --         12,929            --
  Trustees' fees (Note 7) ....................        4,538          1,971         1,310
  Amortization of deferred organizational
   expense ...................................        6,267          6,267         6,267
  Miscellaneous ..............................        1,501            915           530
                                                -----------    -----------    ----------
   Gross expenses ............................      694,170        417,015       330,361
                                                -----------    -----------    ----------
 Waivers and reimbursements: (Note 6)
  Waiver of investment management fee ........     (210,001)       (98,039)      (45,728)
  Reimbursement from investment
   manager ...................................      (22,206)       (82,064)     (174,886)
                                                -----------    -----------    ----------
   Total waivers and reimbursements ..........     (232,207)      (180,103)     (220,614)
                                                -----------    -----------    ----------
  Net expenses ...............................      461,963        236,912       109,747
                                                -----------    -----------    ----------
NET INVESTMENT INCOME ........................    1,022,204        309,782       215,371
                                                -----------    -----------    ----------
REALIZED AND UNREALIZED GAIN
 (LOSS) (NOTE 1):
 Realized Gain (Loss) on:
  Securities .................................      182,410         29,249       123,720
  Swap agreements ............................           --             --            --
  Options written ............................           --             --            --
  Foreign currency transactions ..............           --        266,676            --
  Futures contracts ..........................      464,603       (312,103)      277,358
                                                -----------    -----------    ----------
 Realized gain (loss)--net ...................      647,013        (16,178)      401,078
                                                -----------    -----------    ----------
 Change in Unrealized Appreciation
  (Depreciation) on:
  Securities .................................   21,094,374      4,443,701      (744,966)
  Swap agreements ............................           --             --            --
  Foreign currency transactions ..............           --         47,682            --
  Forward commitments ........................           --             --            --
  Futures contracts ..........................       47,461        139,306         4,440
                                                -----------    -----------    ----------
 Unrealized appreciation
  (depreciation)--net ........................   21,141,835      4,630,689      (740,526)
                                                -----------    -----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS)--NET .....   21,788,848      4,614,511      (339,448)
                                                -----------    -----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS ..................................  $22,811,052    $ 4,924,293    $ (124,077)
                                                ===========    ===========    ==========
*Foreign taxes withheld on dividends .........  $        11    $    59,292    $       --
                                                -----------    -----------    -------------
*Foreign taxes withheld on interest ..........  $        --    $        --    $       --
                                                ===========   ==============  =============


                                                                    LAZARD           LAZARD
                                                     JPM          LARGE CAP        SMALL CAP
                                                  CORE BOND         VALUE            VALUE
                                                  PORTFOLIO       PORTFOLIO        PORTFOLIO
                                               --------------- --------------- -----------------
INVESTMENT INCOME:
 Income* (Note 1):
  Dividends (includes $1,470 and $1,504
   from affiliated companies for the
   Morgan Stanley Emerging Markets
   Equity and BT International Equity
   Index Portfolio, respectively) ............  $    24,980     $   458,068         $    254,021
  Interest ...................................    2,176,519         148,397              160,068
  Securities lending--Net ....................        2,202           3,516                4,369
                                                -----------     -----------         ------------
   Total income ..............................    2,203,701         609,981              418,458
                                                -----------     -----------         ------------
 Expenses (Notes 1, 2, 3, 4 and 5):
  Investment management fee ..................      172,507         160,570              194,797
  Administrative fees ........................       52,546          47,035               45,857
  Custody fees ...............................       16,557          20,950               25,294
  Distribution fees--Class IB ................       95,837          72,986               60,874
  Printing and mailing expenses ..............       34,716          28,418               27,342
  Professional fees ..........................       11,907           9,298                8,130
  Interest expense on swap agreements ........           --              --                   --
  Interest expense on loans ..................           --              --                   --
  Trustees' fees (Note 7) ....................        1,903           1,527                1,471
  Amortization of deferred organizational
   expense ...................................        6,267           6,267                6,267
  Miscellaneous ..............................          680           2,304                5,460
                                                -----------     -----------         ------------
   Gross expenses ............................      392,920         349,355              375,492
                                                -----------     -----------         ------------
 Waivers and reimbursements: (Note 6)
  Waiver of investment management fee ........      (86,241)        (87,559)             (83,297)
  Reimbursement from investment
   manager ...................................           --              --                   --
                                                -----------     -----------         ------------
   Total waivers and reimbursements ..........      (86,241)        (87,559)             (83,297)
                                                -----------     -----------         ------------
  Net expenses ...............................      306,679         261,796              292,195
                                                -----------     -----------         ------------
NET INVESTMENT INCOME ........................    1,897,022         348,185              126,263
                                                -----------     -----------         ------------
REALIZED AND UNREALIZED GAIN
 (LOSS) (NOTE 1):
 Realized Gain (Loss) on:
  Securities .................................      884,507        (537,158)           (675,981)
  Swap agreements ............................           --              --                  --
  Options written ............................           --              --                  --
  Foreign currency transactions ..............     (195,058)
  Futures contracts ..........................      252,153              --                  --
                                                -----------     -----------         ------------
 Realized gain (loss)--net ...................      941,602        (537,158)            (675,981)
                                                -----------     -----------         ------------
 Change in Unrealized Appreciation
  (Depreciation) on:
  Securities .................................      238,377       6,923,208           (1,239,410)
  Swap agreements ............................           --              --                   --
  Foreign currency transactions ..............       49,359              --                   --
  Forward commitments ........................       21,355              --                   --
  Futures contracts ..........................      (21,338)             --                   --
                                                -----------     -----------        -------------
 Unrealized appreciation
  (depreciation)--net ........................      287,753       6,923,208           (1,239,410)
                                                -----------     -----------        -------------
REALIZED AND UNREALIZED GAIN (LOSS)--NET .....    1,229,355       6,386,050           (1,915,391)
                                                -----------     -----------        -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS ..................................  $ 3,126,377     $ 6,734,235        $  (1,789,128)
                                                ===========     ===========    =================
*Foreign taxes withheld on dividends ........   $        --     $        --        $          --
                                               --------------  --------------  -----------------
*Foreign taxes withheld on interest ..........  $        --     $        --        $          --
                                               ==============  ==============  =================

See Notes to Financial Statements.

EQ ADVISORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS



                                                                    MERRILL LYNCH BASIC VALUE
                                                                        EQUITY PORTFOLIO
                                                             ---------------------------------------
                                                                                     MAY 1, 1997*
                                                                  YEAR ENDED              TO
                                                              DECEMBER 31, 1998   DECEMBER 31, 1997
                                                             ------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .....................................    $   1,620,403       $    255,492
 Realized gain (loss)--net .................................        5,652,703            209,710
 Change in unrealized appreciation (depreciation) of
  investments and foreign currency denominated
  assets and liabilities ...................................         (239,779)           (47,430)
                                                                -------------       ------------
 Net increase (decrease) in net assets from operations .....        7,033,327            417,772
                                                                -------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income .....................               --                 --
  Dividends in excess of net investment income .............               --                 --
  Distributions from realized gains ........................               --                 --
  Distributions in excess of realized gains ................               --                 --
  Return of capital distributions ..........................               --                 --
                                                                -------------       ------------
 Total Class IA dividends and distributions ................               --                 --
                                                                -------------       ------------
 Class IB:
  Dividends from net investment income .....................       (1,636,788)          (247,223)
  Dividends in excess of net investment income .............           (8,838)                --
  Distributions from realized gains ........................       (5,629,501)          (209,710)
  Distributions in excess of realized gains ................          (75,031)           (23,202)
  Return of capital distributions ..........................               --                 --
                                                                -------------       ------------
 Total Class IB dividends and distributions ................       (7,350,158)          (480,135)
                                                                -------------       ------------
 Decrease in net assets from dividends and
  distributions ............................................       (7,350,158)          (480,135)
                                                                -------------       ------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ..............................................               --                 --
  Shares issued from reinvestment of dividends and
   distributions ...........................................               --                 --
  Shares redeemed ..........................................               --                 --
                                                                -------------       ------------
 Total Class IA transactions ...............................               --                 --
                                                                -------------       ------------
 Class IB:
  Shares sold ..............................................      161,279,159         53,828,437
  Shares issued from reinvestment of dividends and
   distributions ...........................................        7,350,158            480,135
  Shares redeemed ..........................................      (43,703,327)        (4,751,165)
                                                                -------------       ------------
 Total Class IB transactions ...............................      124,925,990         49,557,407
                                                                -------------       ------------
 Net increase (decrease) in net assets derived from
  share transactions .......................................      124,925,990         49,557,407
                                                                -------------       ------------
INCREASE IN NET ASSETS .....................................      124,609,159         49,495,044
NET ASSETS, BEGINNING OF PERIOD ............................       49,495,044                 --
                                                                -------------       ------------
NET ASSETS, END OF PERIOD ..................................    $ 174,104,203       $ 49,495,044
                                                                =============       ============
 Net Assets include accumulated undistributed
  (overdistributed) net investment income of ...............    $        (175)      $     12,476
                                                                =============       ============
SHARE TRANSACTIONS:
 Class IA:
  Shares sold ..............................................               --                 --
  Shares issued from reinvestment of dividends and
   distributions ...........................................               --                 --
  Shares redeemed ..........................................               --                 --
                                                                -------------       ------------
 Total Class IA transactions ...............................               --                 --
                                                                =============       ============
 Class IB:
  Shares sold ..............................................       12,674,506          4,633,508
  Shares issued from reinvestment of dividends and
   distributions ...........................................          600,506             42,265
  Shares redeemed ..........................................       (3,467,476)          (402,168)
                                                                -------------       ------------
 Total Class IB transactions ...............................        9,807,536          4,273,605
                                                                =============       ============



                                                                  MERRILL LYNCH WORLD STRATEGY
                                                                           PORTFOLIO
                                                             --------------------------------------
                                                                                    MAY 1, 1997*
                                                                  YEAR ENDED             TO
                                                              DECEMBER 31, 1998   DECEMBER 31, 1997
                                                             ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .....................................   $      417,475       $    133,437
 Realized gain (loss)--net .................................       (1,565,854)          (294,596)
 Change in unrealized appreciation (depreciation) of
  investments and foreign currency denominated
  assets and liabilities ...................................        2,563,344            (86,541)
                                                               --------------       ------------
 Net increase (decrease) in net assets from operations .....        1,414,965           (247,700)
                                                               --------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income .....................               --                 --
  Dividends in excess of net investment income .............               --                 --
  Distributions from realized gains ........................               --                 --
  Distributions in excess of realized gains ................               --                 --
  Return of capital distributions ..........................               --                 --
                                                               --------------       ------------
 Total Class IA dividends and distributions ................               --                 --
                                                               --------------       ------------
 Class IB:
  Dividends from net investment income .....................         (106,747)           (75,981)
  Dividends in excess of net investment income .............         (117,119)            (6,214)
  Distributions from realized gains ........................               --                 --
  Distributions in excess of realized gains ................               --           (187,184)
  Return of capital distributions ..........................               --                 --
                                                               --------------       ------------
 Total Class IB dividends and distributions ................         (223,866)          (269,379)
                                                               --------------       ------------
 Decrease in net assets from dividends and
  distributions ............................................         (223,866)          (269,379)
                                                               --------------       ------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ..............................................               --                 --
  Shares issued from reinvestment of dividends and
   distributions ...........................................               --                 --
  Shares redeemed ..........................................               --                 --
                                                               --------------       ------------
 Total Class IA transactions ...............................               --                 --
                                                               --------------       ------------
 Class IB:
  Shares sold ..............................................       21,435,271         24,010,398
  Shares issued from reinvestment of dividends and
   distributions ...........................................          223,866            269,379
  Shares redeemed ..........................................      (10,429,724)        (5,552,248)
                                                               --------------       ------------
 Total Class IB transactions ...............................       11,229,413         18,727,529
                                                               --------------       ------------
 Net increase (decrease) in net assets derived from
  share transactions .......................................       11,229,413         18,727,529
                                                               --------------       ------------
INCREASE IN NET ASSETS .....................................       12,420,512         18,210,450
NET ASSETS, BEGINNING OF PERIOD ............................       18,210,450                 --
                                                               --------------       ------------
NET ASSETS, END OF PERIOD ..................................   $   30,630,962       $ 18,210,450
                                                               ==============       ============
 Net Assets include accumulated undistributed
  (overdistributed) net investment income of ...............   $     (117,119)      $     (6,214)
                                                               ==============       ============
SHARE TRANSACTIONS:
 Class IA:
  Shares sold ..............................................               --                 --
  Shares issued from reinvestment of dividends and
   distributions ...........................................               --                 --
  Shares redeemed ..........................................               --                 --
                                                               --------------       ------------
 Total Class IA transactions ...............................               --                 --
                                                               ==============       ============
 Class IB:
  Shares sold ..............................................        1,987,470          2,241,153
  Shares issued from reinvestment of dividends and
   distributions ...........................................           20,942             26,332
  Shares redeemed ..........................................         (972,049)          (501,568)
                                                               --------------       ------------
 Total Class IB transactions ...............................        1,036,363          1,765,917
                                                               ==============       ============

---------
*     Commencement of Operations
** The Portfolios that received initial capital on December 31, 1997 commenced operations on January 1, 1998.
*** The Portfolios that received initial capital on December 31, 1998 will commence operations on January 1, 1999.

See Notes to Financial Statements.

      MFS EMERGING GROWTH COMPANIES
                PORTFOLIO                            MFS RESEARCH PORTFOLIO                   EQ/PUTNAM BALANCED PORTFOLIO
-----------------------------------------   -----------------------------------------   ----------------------------------------
                          MAY 1, 1997*                                MAY 1, 1997*                               MAY 1, 1997*
     YEAR ENDED                TO                YEAR ENDED                TO                YEAR ENDED               TO
 DECEMBER 31, 1998     DECEMBER 31, 1997     DECEMBER 31, 1998     DECEMBER 31, 1997     DECEMBER 31, 1998     DECEMBER 31, 1997
-------------------   -------------------   -------------------   -------------------   -------------------   ------------------
  $    (749,002)         $     189,683         $   1,050,278         $    219,276          $   1,413,676         $    296,083
    (12,444,070)             1,472,642            (6,417,869)             104,995              1,270,027              281,700


     96,627,486                239,880            57,047,827            1,575,381              2,688,773              841,182
  --------------         -------------         -------------         ------------          -------------         ------------
     83,434,414              1,902,205            51,680,236            1,899,652              5,372,476            1,418,965
  --------------         -------------         -------------         ------------          -------------         ------------
             --                     --                    --                   --                     --                   --
             --                     --                    --                   --                     --                   --
             --                     --                    --                   --                     --                   --
             --                     --                    --                   --                     --                   --
             --                     --                    --                   --                     --                   --
  --------------         -------------         -------------         ------------          -------------         ------------
             --                     --                    --                   --                     --                   --
  --------------         -------------         -------------         ------------          -------------         ------------
         (7,792)              (191,439)           (1,012,965)            (225,007)               (93,972)            (279,057)
               (8)                (513)                   --              (19,539)            (1,254,242)             (13,681)
             --             (1,475,542)                   --             (107,634)              (827,467)            (196,041)
             --               (865,006)                   --             (863,224)                    --                   --
             --                     --                    --                   --                     --                   --
  ---------------        -------------         -------------         ------------          -------------         ------------
         (7,800)            (2,532,500)           (1,012,965)          (1,215,404)            (2,175,681)            (488,779)
  ---------------        -------------         -------------         ------------          -------------         ------------

         (7,800)            (2,532,500)           (1,012,965)          (1,215,404)            (2,175,681)            (488,779)
  ---------------        -------------         -------------         ------------          -------------         ------------
      6,000,146                     --                    --                   --                     --                   --

             --                     --                    --                   --                     --                   --
       (482,295)                    --                    --                   --                     --                   --
  ---------------        -------------         -------------         ------------          -------------         ------------
      5,517,851                     --                    --                   --                     --                   --
  ---------------        -------------         -------------         ------------          -------------         ------------
    611,028,621            146,747,168           296,232,678          120,065,201             70,178,473           32,089,702

          7,800              2,532,500             1,012,965            1,215,404              2,175,681              488,779
   (334,513,068)           (46,832,130)          (57,048,378)          (5,210,389)           (25,427,352)          (7,655,079)
  ---------------        -------------         -------------         ------------          -------------         ------------
    276,523,353            102,447,538           240,197,265          116,070,216             46,926,802           24,923,402
  ---------------        -------------         -------------         ------------          -------------         ------------

    282,041,204            102,447,538           240,197,265          116,070,216             46,926,802           24,923,402
  ---------------        -------------         -------------         ------------          -------------         ------------
    365,467,818            101,817,243           290,864,536          116,754,464             50,123,597           25,853,588
    101,817,243                     --           116,754,464                   --             25,853,588                   --
  ---------------        -------------         -------------         ------------          -------------         ------------
  $ 467,285,061          $ 101,817,243         $ 407,619,000         $116,754,464          $  75,977,185         $ 25,853,588
  ===============        =============         =============         ============          =============         ============

  $        (314)         $        (513)        $       8,161         $    (19,539)         $       4,600         $    (13,681)
  ===============        =============         =============         ============          =============         ============
        404,027                     --                    --                   --                     --                   --

             --                     --                    --                   --                     --                   --
        (31,231)                    --                    --                   --                     --                   --
  ---------------        -------------         -------------         ------------          -------------         ------------
        372,796                     --                    --                   --                     --                   --
  ===============        =============         =============         ============          =============         ============
     44,295,343             12,281,631            22,888,136           10,512,264              5,930,052            2,939,085

            568                219,454                73,904              108,421                181,291               43,995
    (24,074,548)            (3,960,324)           (4,442,595)            (449,754)            (2,169,078)            (677,681)
  ---------------        -------------         -------------         ------------          -------------         ------------
     20,221,363              8,540,761            18,519,445           10,170,931              3,942,265            2,305,399
  ===============        =============         =============         ============          =============         ============

EQ ADVISORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS



                                                                    EQ/PUTNAM GROWTH & INCOME
                                                                         VALUE PORTFOLIO
                                                             ---------------------------------------
                                                                                     MAY 1, 1997*
                                                                  YEAR ENDED              TO
                                                              DECEMBER 31, 1998   DECEMBER 31, 1997
                                                             ------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .....................................    $   3,921,073       $    691,408
 Realized gain (loss)--net .................................        7,671,440            157,072
 Change in unrealized appreciation (depreciation) of
  investments and foreign currency denominated
  assets and liabilities ...................................       24,262,285          2,814,913
                                                                -------------       ------------
 Net increase (decrease) in net assets from operations .....       35,854,798          3,663,393
                                                                -------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income .....................               --                 --
  Dividends in excess of net investment income .............               --                 --
  Distributions from realized gains ........................               --                 --
  Distributions in excess of realized gains ................               --                 --
  Return of capital distributions ..........................               --                 --
                                                                -------------       ------------
 Total Class IA dividends and distributions ................               --                 --
                                                                -------------       ------------
 Class IB:
  Dividends from net investment income .....................       (3,908,330)          (695,650)
  Dividends in excess of net investment income .............               --             (1,258)
  Distributions from realized gains ........................       (3,529,756)          (157,079)
  Distributions in excess of realized gains ................               --           (413,163)
  Return of capital distributions ..........................               --                 --
                                                                -------------       ------------
 Total Class IB dividends and distributions ................       (7,438,086)        (1,267,150)
                                                                -------------       ------------
 Decrease in net assets from dividends and
  distributions ............................................       (7,438,086)        (1,267,150)
                                                                -------------       ------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ..............................................               --                 --
  Shares issued from reinvestment of dividends and
   distributions ...........................................               --                 --
  Shares redeemed ..........................................               --                 --
                                                                -------------       ------------
 Total Class IA transactions ...............................               --                 --
                                                                -------------       ------------
 Class IB:
  Shares sold ..............................................      302,749,372        150,166,887
  Shares issued from reinvestment of dividends and
   distributions ...........................................        7,438,086          1,267,150
  Shares redeemed ..........................................      (28,119,631)        (3,570,558)
                                                                -------------       ------------
 Total Class IB transactions ...............................      282,067,827        147,863,479
                                                                -------------       ------------
 Net increase (decrease) in net assets derived from
  share transactions .......................................      282,067,827        147,863,479
                                                                -------------       ------------
INCREASE IN NET ASSETS .....................................      310,484,539        150,259,722
NET ASSETS, BEGINNING OF PERIOD ............................      150,259,722                 --
                                                                -------------       ------------
NET ASSETS, END OF PERIOD ..................................    $ 460,744,261       $150,259,722
                                                                =============       ============
 Net Assets include accumulated undistributed
  (overdistributed) net investment income of ...............    $      26,121       $        (42)
                                                                =============       ============
SHARE TRANSACTIONS:
 Class IA:
  Shares sold ..............................................               --                 --
  Shares issued from reinvestment of dividends and
   distributions ...........................................               --                 --
  Shares redeemed ..........................................               --                 --
                                                                -------------       ------------
 Total Class IA transactions ...............................               --                 --
                                                                =============       ============
 Class IB:
  Shares sold ..............................................       24,763,118         13,247,726
  Shares issued from reinvestment of dividends and
   distributions ...........................................          591,764            111,940
  Shares redeemed ..........................................       (2,321,054)          (313,953)
                                                                -------------       ------------
 Total Class IB transactions ...............................       23,033,828         13,045,713
                                                                =============       ============



                                                                 EQ/PUTNAM INTERNATIONAL EQUITY
                                                                           PORTFOLIO
                                                             --------------------------------------
                                                                                    MAY 1, 1997*
                                                                  YEAR ENDED             TO
                                                              DECEMBER 31, 1998   DECEMBER 31, 1997
                                                             ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .....................................    $     613,761       $   136,844
 Realized gain (loss)--net .................................       (2,795,321)           91,742
 Change in unrealized appreciation (depreciation) of
  investments and foreign currency denominated
  assets and liabilities ...................................       16,595,849          (222,070)
                                                                -------------       -----------
 Net increase (decrease) in net assets from operations .....       14,414,289             6,516
                                                                -------------       -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income .....................               --                --
  Dividends in excess of net investment income .............               --                --
  Distributions from realized gains ........................               --                --
  Distributions in excess of realized gains ................               --                --
  Return of capital distributions ..........................               --                --
                                                                -------------       -----------
 Total Class IA dividends and distributions ................               --                --
                                                                -------------       -----------
 Class IB:
  Dividends from net investment income .....................          (42,950)          (99,488)
  Dividends in excess of net investment income .............               --                --
  Distributions from realized gains ........................               --           (70,340)
  Distributions in excess of realized gains ................               --          (179,261)
  Return of capital distributions ..........................               --                --
                                                                -------------       -----------
 Total Class IB dividends and distributions ................          (42,950)         (349,089)
                                                                -------------       -----------
 Decrease in net assets from dividends and
  distributions ............................................          (42,950)         (349,089)
                                                                -------------       -----------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ..............................................               --                --
  Shares issued from reinvestment of dividends and
   distributions ...........................................               --                --
  Shares redeemed ..........................................               --                --
                                                                -------------       -----------
 Total Class IA transactions ...............................               --                --
                                                                -------------       -----------
 Class IB:
  Shares sold ..............................................       86,265,870        58,043,736
  Shares issued from reinvestment of dividends and
   distributions ...........................................           42,950           349,089
  Shares redeemed ..........................................      (14,637,575)         (372,106)
                                                                -------------       -----------
 Total Class IB transactions ...............................       71,671,245        58,020,719
                                                                -------------       -----------
 Net increase (decrease) in net assets derived from
  share transactions .......................................       71,671,245        58,020,719
                                                                -------------       -----------
INCREASE IN NET ASSETS .....................................       86,042,584        57,678,146
NET ASSETS, BEGINNING OF PERIOD ............................       57,678,146                --
                                                                -------------       -----------
NET ASSETS, END OF PERIOD ..................................    $ 143,720,730       $57,678,146
                                                                =============       ===========
 Net Assets include accumulated undistributed
  (overdistributed) net investment income of ...............    $     699,943       $    62,965
                                                                =============       ===========
SHARE TRANSACTIONS:
 Class IA:
  Shares sold ..............................................               --                --
  Shares issued from reinvestment of dividends and
   distributions ...........................................               --                --
  Shares redeemed ..........................................               --                --
                                                                -------------       -----------
 Total Class IA transactions ...............................               --                --
                                                                =============       ===========
 Class IB:
  Shares sold ..............................................        6,968,356         5,297,238
  Shares issued from reinvestment of dividends and
   distributions ...........................................            3,382            32,263
  Shares redeemed ..........................................       (1,217,991)          (33,482)
                                                                -------------       -----------
 Total Class IB transactions ...............................        5,753,747         5,296,019
                                                                =============       ===========

---------
*     Commencement of Operations
** The Portfolios that received initial capital on December 31, 1997 commenced operations on January 1, 1998.
*** The Portfolios that received initial capital on December 31, 1998 will commence operations on January 1, 1999.

See Notes to Financial Statements.

       EQ/PUTNAM INVESTORS GROWTH                  T. ROWE PRICE EQUITY INCOME                T. ROWE PRICE INTERNATIONAL
                PORTFOLIO                                   PORTFOLIO                               STOCK PORTFOLIO
-----------------------------------------   -----------------------------------------   ----------------------------------------
                          MAY 1, 1997*                                MAY 1, 1997*                               MAY 1, 1997*
     YEAR ENDED                TO                YEAR ENDED                TO                YEAR ENDED               TO
 DECEMBER 31, 1998     DECEMBER 31, 1997     DECEMBER 31, 1998     DECEMBER 31, 1997     DECEMBER 31, 1998     DECEMBER 31, 1997
-------------------   -------------------   -------------------   -------------------   -------------------   ------------------
   $    125,623           $    71,785          $   3,995,399         $     755,994        $      708,880        $     128,093
     (4,124,377)              115,368              5,426,850               350,530            (1,331,394)            (368,231)


     34,949,382             2,538,392              4,862,976             5,446,015            12,687,179           (3,616,820)
   ------------           -----------          -------------         -------------        --------------        -------------
     30,950,628             2,725,545             14,285,225             6,552,539            12,064,665           (3,856,958)
   ------------           -----------          -------------         -------------        --------------        -------------
             --                    --                (35,838)                   --                    --                   --
             --                    --                     --                    --                    --                   --
             --                    --                (40,618)                   --                    --                   --
             --                    --                     --                    --                    --                   --
             --                    --                     --                    --                    --                   --
   ------------           -----------          -------------         -------------        --------------        -------------
             --                    --                (76,456)                   --                    --                   --
   ------------           -----------          -------------         -------------        --------------        -------------
       (111,393)              (75,580)            (3,933,650)             (742,913)             (833,092)                  --
             --                    --                     --                    --              (302,422)              (9,785)
             --              (115,368)            (5,062,958)             (274,692)                   --                   --
             --              (230,644)                    --                    --                (1,173)                  --
             --                    --                     --                    --                    --                   --
   ------------           -----------          -------------         -------------        --------------        -------------
       (111,393)             (421,592)            (8,996,608)           (1,017,605)           (1,136,687)              (9,785)
   ------------           -----------          -------------         -------------        --------------        -------------

       (111,393)             (421,592)            (9,073,064)           (1,017,605)           (1,136,687)              (9,785)
   ------------           -----------          -------------         -------------        --------------        -------------
             --                    --              2,524,430                    --                    --                   --

             --                    --                 76,456                    --                    --                   --
             --                    --               (142,092)                   --                    --                   --
   ------------           -----------          -------------         -------------        --------------        -------------
             --                    --              2,458,794                    --                    --                   --
   ------------           -----------          -------------         -------------        --------------        -------------
    114,300,823            37,267,750            170,865,561           104,824,753           178,237,748          100,986,940

        111,393               421,592              8,996,608             1,017,605             1,136,687                9,785
     (9,931,082)             (298,689)           (43,064,416)          (11,529,982)         (130,221,045)         (22,558,013)
   ------------           -----------          -------------         -------------        --------------        -------------
    104,481,134            37,390,653            136,797,753            94,312,376            49,153,390           78,438,712
   ------------           -----------          -------------         -------------        --------------        -------------

    104,481,134            37,390,653            139,256,547            94,312,376            49,153,390           78,438,712
   ------------           -----------          -------------         -------------        --------------        -------------
    135,320,369            39,694,606            144,468,708            99,847,310            60,081,368           74,571,969
     39,694,606                    --             99,947,310               100,000            74,571,969                   --
   ------------           -----------          -------------         -------------        --------------        -------------
   $175,014,975           $39,694,606          $ 244,416,018         $  99,947,310        $  134,653,337        $  74,571,969
   ============           ===========          =============         =============        ==============        =============

   $     25,684           $       412          $      34,184         $       2,001        $     (158,252)       $     (20,377)
   ============           ===========          =============         =============        ==============        =============
             --                    --                195,361                    --                    --                   --

             --                    --                  6,161                    --                    --                   --
             --                    --                (10,947)                   --                    --                   --
   ------------           -----------          -------------         -------------        --------------        -------------
             --                    --                190,575                    --                    --                   --
   ============           ===========          =============         =============        ==============        =============
      7,900,821             3,210,087             13,571,713             9,163,385            16,778,911            9,802,776

          6,926                35,192                723,375                85,226               104,054                  997
       (704,721)              (25,201)            (3,466,621)             (985,808)          (12,323,215)          (2,232,461)
   ------------           -----------          -------------         -------------        --------------        -------------
      7,203,026             3,220,078             10,828,467             8,262,803             4,559,750            7,571,312
   ============           ===========          =============         =============        ==============        =============

EQ ADVISORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS



                                                                  WARBURG PINCUS SMALL COMPANY
                                                                         VALUE PORTFOLIO
                                                             ---------------------------------------
                                                                                     MAY 1, 1997*
                                                                  YEAR ENDED              TO
                                                              DECEMBER 31, 1998   DECEMBER 31, 1997
                                                             ------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .....................................    $     736,249       $      99,305
 Realized gain (loss)--net .................................      (19,257,182)           (937,026)
 Change in unrealized appreciation (depreciation) of
  investments and foreign currency denominated
  assets and liabilities ...................................           56,703             439,483
                                                                -------------       -------------
 Net increase (decrease) in net assets from operations .....      (18,464,230)           (398,238)
                                                                -------------       -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income .....................           (2,910)                 --
  Dividends in excess of net investment income .............               --                  --
  Distributions from realized gains ........................               --                  --
  Distributions in excess of realized gains ................               --                  --
  Return of capital distributions ..........................             (593)                 --
                                                                -------------       -------------
 Total Class IA dividends and distributions ................           (3,503)                 --
                                                                -------------       -------------
 Class IB:
  Dividends from net investment income .....................         (643,796)           (103,540)
  Dividends in excess of net investment income .............               --                (204)
  Distributions from realized gains ........................               --                  --
  Distributions in excess of realized gains ................               --            (528,932)
  Return of capital distributions ..........................         (131,277)                 --
                                                                -------------       -------------
 Total Class IB dividends and distributions ................         (775,073)           (632,676)
                                                                -------------       -------------
 Decrease in net assets from dividends and
  distributions ............................................         (778,576)           (632,676)
                                                                -------------       -------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ..............................................          799,188                  --
  Shares issued from reinvestment of dividends and
   distributions ...........................................            3,503                  --
  Shares redeemed ..........................................          (72,570)                 --
                                                                -------------       -------------
 Total Class IA transactions ...............................          730,121                  --
                                                                -------------       -------------
 Class IB:
  Shares sold ..............................................      118,015,752         170,997,522
  Shares issued from reinvestment of dividends and
   distributions ...........................................          775,073             632,676
  Shares redeemed ..........................................      (53,664,561)        (49,719,610)
                                                                -------------       -------------
 Total Class IB transactions ...............................       65,126,264         121,910,588
                                                                -------------       -------------
 Net increase (decrease) in net assets derived from
  share transactions .......................................       65,856,385         121,910,588
                                                                -------------       -------------
INCREASE IN NET ASSETS .....................................       46,613,579         120,879,674
NET ASSETS, BEGINNING OF PERIOD ............................      120,879,674                  --
                                                                -------------       -------------
NET ASSETS, END OF PERIOD ..................................    $ 167,493,253       $ 120,879,674
                                                                =============       =============
 Net Assets include accumulated undistributed
  (overdistributed) net investment income of ...............    $        (291)      $         (28)
                                                                =============       =============
SHARE TRANSACTIONS:
 Class IA:
  Shares sold ..............................................           77,260                  --
  Shares issued from reinvestment of dividends and
   distributions ...........................................              345                  --
  Shares redeemed ..........................................           (7,045)                 --
                                                                -------------       -------------
 Total Class IA transactions ...............................           70,560                  --
                                                                =============       =============
 Class IB:
  Shares sold ..............................................       10,072,044          14,177,457
  Shares issued from reinvestment of dividends and
   distributions ...........................................           76,073              54,682
  Shares redeemed ..........................................       (4,636,677)         (4,027,352)
                                                                -------------       -------------
 Total Class IB transactions ...............................        5,511,440          10,204,787
                                                                =============       =============



                                                                MORGAN STANLEY EMERGING MARKETS
                                                                        EQUITY PORTFOLIO
                                                             --------------------------------------
                                                                                  AUGUST 20, 1997*
                                                                  YEAR ENDED             TO
                                                              DECEMBER 31, 1998   DECEMBER 31, 1997
                                                             ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .....................................   $      232,005      $      112,895
 Realized gain (loss)--net .................................      (10,376,643)           (403,302)
 Change in unrealized appreciation (depreciation) of
  investments and foreign currency denominated
  assets and liabilities ...................................          358,834          (2,983,874)
                                                               --------------      --------------
 Net increase (decrease) in net assets from operations .....       (9,785,804)         (3,274,281)
                                                               --------------      --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income .....................               --                  --
  Dividends in excess of net investment income .............               --                  --
  Distributions from realized gains ........................               --                  --
  Distributions in excess of realized gains ................               --                  --
  Return of capital distributions ..........................               --                  --
                                                               --------------      --------------
 Total Class IA dividends and distributions ................               --                  --
                                                               --------------      --------------
 Class IB:
  Dividends from net investment income .....................         (153,424)            (59,226)
  Dividends in excess of net investment income .............               --                  --
  Distributions from realized gains ........................               --                  --
  Distributions in excess of realized gains ................               --                  --
  Return of capital distributions ..........................               --                  --
                                                               --------------      --------------
 Total Class IB dividends and distributions ................         (153,424)            (59,226)
                                                               --------------      --------------
 Decrease in net assets from dividends and
  distributions ............................................         (153,424)            (59,226)
                                                               --------------      --------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ..............................................               --                  --
  Shares issued from reinvestment of dividends and
   distributions ...........................................               --                  --
  Shares redeemed ..........................................               --                  --
                                                               --------------      --------------
 Total Class IA transactions ...............................               --                  --
                                                               --------------      --------------
 Class IB:
  Shares sold ..............................................       95,364,409          35,354,533
  Shares issued from reinvestment of dividends and
   distributions ...........................................          153,424              59,226
  Shares redeemed ..........................................      (65,652,014)        (10,647,621)
                                                               --------------      --------------
 Total Class IB transactions ...............................       29,865,819          24,766,138
                                                               --------------      --------------
 Net increase (decrease) in net assets derived from
  share transactions .......................................       29,865,819          24,766,138
                                                               --------------      --------------
INCREASE IN NET ASSETS .....................................       19,926,591          21,432,631
NET ASSETS, BEGINNING OF PERIOD ............................       21,432,631                  --
                                                               --------------      --------------
NET ASSETS, END OF PERIOD ..................................   $   41,359,222      $   21,432,631
                                                               ==============      ==============
 Net Assets include accumulated undistributed
  (overdistributed) net investment income of ...............   $      (35,802)     $       33,290
                                                               ==============      ==============
SHARE TRANSACTIONS:
 Class IA:
  Shares sold ..............................................               --                  --
  Shares issued from reinvestment of dividends and
   distributions ...........................................               --                  --
  Shares redeemed ..........................................               --                  --
                                                               --------------      --------------
 Total Class IA transactions ...............................               --                  --
                                                               ==============      ==============
 Class IB:
  Shares sold ..............................................       14,735,898           3,928,086
  Shares issued from reinvestment of dividends and
   distributions ...........................................           26,892               7,554
  Shares redeemed ..........................................      (10,307,350)         (1,241,830)
                                                               --------------      --------------
 Total Class IB transactions ...............................        4,455,440           2,693,810
                                                               ==============      ==============

---------
*     Commencement of Operations
** The Portfolios that received initial capital on December 31, 1997 commenced operations on January 1, 1998.
*** The Portfolios that recieved initial capital on December 31, 1998 will commence operations on January 1, 1999.
See Notes to Financial Statements.

      BT EQUITY 500 INDEX PORTFOLIO        BT INTERNATIONAL EQUITY INDEX PORTFOLIO      BT SMALL COMPANY INDEX PORTFOLIO
----------------------------------------- ----------------------------------------- ----------------------------------------
     YEAR ENDED                                YEAR ENDED                                YEAR ENDED
 DECEMBER 31, 1998   DECEMBER 31, 1997**   DECEMBER 31, 1998   DECEMBER 31, 1997**   DECEMBER 31, 1998   DECEMBER 31, 1997**
------------------- --------------------- ------------------- --------------------- ------------------- --------------------
   $   1,022,204        $          --        $     309,782        $          --        $     215,371        $          --
         647,013                   --              (16,178)                  --              401,078                   --


      21,141,835                   --            4,630,689                   --             (740,526)                  --
   -------------        -------------        -------------        -------------        -------------        -------------
      22,811,052                   --            4,924,293                   --             (124,077)                  --
   -------------        -------------        -------------        -------------        -------------        -------------
              --                   --               (8,547)                  --                   --                   --
              --                   --                 (260)                  --                   --                   --
              --                   --                   --                   --                   --                   --
              --                   --                   --                   --                   --                   --
              --                   --                   --                   --                   --                   --
   -------------        -------------        -------------        -------------        -------------        -------------
              --                   --               (8,807)                  --                   --                   --
   -------------        -------------        -------------        -------------        -------------        -------------
      (1,034,895)                  --             (584,566)                  --             (223,243)                  --
              --                   --              (17,770)                  --                   --                   --
              --                   --                   --                   --             (401,078)                  --
              --                   --                   --                   --              (23,362)                  --
              --                   --                   --                   --                   --                   --
   -------------        -------------        -------------        -------------        -------------        -------------
      (1,034,895)                  --             (602,336)                  --             (647,683)                  --
   -------------        -------------        -------------        -------------        -------------        -------------

      (1,034,895)                  --             (611,143)                  --             (647,683)                  --
   -------------        -------------        -------------        -------------        -------------        -------------
              --                   --            1,304,807                   --                   --                   --

              --                   --                8,807                   --                   --                   --
              --                   --             (598,860)                  --                   --                   --
   -------------        -------------        -------------        -------------        -------------        -------------
              --                   --              714,754                   --                   --                   --
   -------------        -------------        -------------        -------------        -------------        -------------
     223,661,715                1,000           53,227,128                1,000           34,192,251                1,000

       1,034,895                   --              602,336                   --              647,683                   --
     (22,226,914)                  --          (10,048,028)                  --           (1,460,486)                  --
   -------------        -------------        -------------        -------------        -------------        -------------
     202,469,696                1,000           43,781,436                1,000           33,379,448                1,000
   -------------        -------------        -------------        -------------        -------------        -------------

     202,469,696                1,000           44,496,190                1,000           33,379,448                1,000
   -------------        -------------        -------------        -------------        -------------        -------------
     224,245,853                1,000           48,809,340                1,000           32,607,688                1,000
           1,000                   --                1,000                   --                1,000                   --
   -------------        -------------        -------------        -------------        -------------        -------------
   $ 224,246,853        $       1,000        $  48,810,340        $       1,000        $  32,608,688        $       1,000
   =============        =============        =============        =============        =============        =============

   $       3,162        $          --        $     (18,030)       $          --        $       5,196        $          --
   =============        =============        =============        =============        =============        =============
              --                   --              112,153                   --                   --                   --

              --                   --                  760                   --                   --                   --
              --                   --              (50,836)                  --                   --                   --
   -------------        -------------        -------------        -------------        -------------        -------------
              --                   --               62,077                   --                   --                   --
   =============        =============        =============        =============        =============        =============
      19,947,642                  100            4,910,743                  100            3,497,021                  100

          84,967                   --               51,925                   --               71,331                   --
      (2,017,457)                  --             (905,704)                  --             (156,037)                  --
   -------------        -------------        -------------        -------------        -------------        -------------
      18,015,152                  100            4,056,964                  100            3,412,315                  100
   =============        =============        =============        =============        =============        =============

EQ ADVISORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS



                                                                      JPM CORE BOND PORTFOLIO
                                                             -----------------------------------------
                                                                  YEAR ENDED
                                                              DECEMBER 31, 1998   DECEMBER 31, 1997**
                                                             ------------------- ---------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .....................................    $   1,897,022        $           --
 Realized gain (loss)--net .................................          941,602                    --
 Change in unrealized appreciation (depreciation) of
  investments and foreign currency denominated
  assets and liabilities ...................................          287,753                    --
                                                                -------------        --------------
 Net increase (decrease) in net assets from operations .....        3,126,377                    --
                                                                -------------        --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income .....................               --                    --
  Dividends in excess of net investment income .............               --                    --
  Distributions from realized gains ........................               --                    --
  Distributions in excess of realized gains ................               --                    --
  Return of capital distributions ..........................               --                    --
                                                                -------------        --------------
 Total Class IA dividends and distributions ................               --                    --
                                                                -------------        --------------
 Class IB:
  Dividends from net investment income .....................       (1,885,859)                   --
  Dividends in excess of net investment income .............          (56,429)                   --
  Distributions from realized gains ........................         (963,793)                   --
  Distributions in excess of realized gains ................          (85,138)                   --
  Return of capital distributions ..........................               --                    --
                                                                -------------        --------------
 Total Class IB dividends and distributions ................       (2,991,219)                   --
                                                                -------------        --------------
 Decrease in net assets from dividends and
  distributions ............................................       (2,991,219)                   --
                                                                -------------        --------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ..............................................               --                    --
  Shares issued from reinvestment of dividends and
   distributions ...........................................               --                    --
  Shares redeemed ..........................................               --                    --
                                                                -------------        --------------
 Total Class IA transactions ...............................               --                    --
                                                                -------------        --------------
 Class IB:
  Shares sold ..............................................      104,618,746                 1,000
  Shares issued from reinvestment of dividends and
   distributions ...........................................        2,991,219                    --
  Shares redeemed ..........................................       (4,419,883)                   --
                                                                -------------        --------------
 Total Class IB transactions ...............................      103,190,082                 1,000
                                                                -------------        --------------
 Net increase (decrease) in net assets derived from
  share transactions .......................................      103,190,082                 1,000
                                                                -------------        --------------
INCREASE IN NET ASSETS .....................................      103,325,240                 1,000
NET ASSETS, BEGINNING OF PERIOD ............................            1,000                    --
                                                                -------------        --------------
NET ASSETS, END OF PERIOD ..................................    $ 103,326,240        $        1,000
                                                                =============        ==============
 Net Assets include accumulated undistributed
  (overdistributed) net investment income of ...............    $     (49,365)       $           --
                                                                =============        ==============
SHARE TRANSACTIONS:
 Class IA:
  Shares sold ..............................................               --                    --
  Shares issued from reinvestment of dividends and
   distributions ...........................................               --                    --
  Shares redeemed ..........................................               --                    --
                                                                -------------        --------------
 Total Class IA transactions ...............................               --                    --
                                                                =============        ==============
 Class IB:
  Shares sold ..............................................        9,907,643                   100
  Shares issued from reinvestment of dividends and
   distributions ...........................................          284,067                    --
  Shares redeemed ..........................................         (416,891)                   --
                                                                -------------        --------------
 Total Class IB transactions ...............................        9,774,819                   100
                                                                =============        ==============



                                                                 LAZARD LARGE CAP VALUE PORTFOLIO
                                                             ----------------------------------------
                                                                  YEAR ENDED
                                                              DECEMBER 31, 1998   DECEMBER 31, 1997**
                                                             ------------------- --------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .....................................   $     348,185        $           --
 Realized gain (loss)--net .................................        (537,158)                   --
 Change in unrealized appreciation (depreciation) of
  investments and foreign currency denominated
  assets and liabilities ...................................       6,923,208                    --
                                                               -------------        --------------
 Net increase (decrease) in net assets from operations .....       6,734,235                    --
                                                               -------------        --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income .....................              --                    --
  Dividends in excess of net investment income .............              --                    --
  Distributions from realized gains ........................              --                    --
  Distributions in excess of realized gains ................              --                    --
  Return of capital distributions ..........................              --                    --
                                                               -------------        --------------
 Total Class IA dividends and distributions ................              --                    --
                                                               -------------        --------------
 Class IB:
  Dividends from net investment income .....................        (355,221)                   --
  Dividends in excess of net investment income .............                (8)                 --
  Distributions from realized gains ........................              --                    --
  Distributions in excess of realized gains ................              --                    --
  Return of capital distributions ..........................              --                    --
                                                               ---------------      --------------
 Total Class IB dividends and distributions ................        (355,229)                   --
                                                               ---------------      --------------
 Decrease in net assets from dividends and
  distributions ............................................        (355,229)                   --
                                                               ---------------      --------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ..............................................              --                    --
  Shares issued from reinvestment of dividends and
   distributions ...........................................              --                    --
  Shares redeemed ..........................................              --                    --
                                                               ---------------      --------------
 Total Class IA transactions ...............................              --                    --
                                                               ---------------      --------------
 Class IB:
  Shares sold ..............................................      70,032,073                 1,000
  Shares issued from reinvestment of dividends and
   distributions ...........................................         355,229                    --
  Shares redeemed ..........................................      (2,179,659)                   --
                                                               ---------------      --------------
 Total Class IB transactions ...............................      68,207,643                 1,000
                                                               ---------------      --------------
 Net increase (decrease) in net assets derived from
  share transactions .......................................      68,207,643                 1,000
                                                               ---------------      --------------
INCREASE IN NET ASSETS .....................................      74,586,649                 1,000
NET ASSETS, BEGINNING OF PERIOD ............................           1,000                    --
                                                               ---------------      --------------
NET ASSETS, END OF PERIOD ..................................   $  74,587,649        $        1,000
                                                               ===============      ==============
 Net Assets include accumulated undistributed
  (overdistributed) net investment income of ...............   $       2,707        $           --
                                                               ===============      ==============
SHARE TRANSACTIONS:
 Class IA:
  Shares sold ..............................................              --                    --
  Shares issued from reinvestment of dividends and
   distributions ...........................................              --                    --
  Shares redeemed ..........................................              --                    --
                                                               ---------------      --------------
 Total Class IA transactions ...............................              --                    --
                                                               ===============      ==============
 Class IB:
  Shares sold ..............................................       6,428,010                   100
  Shares issued from reinvestment of dividends and
   distributions ...........................................          30,181                    --
  Shares redeemed ..........................................        (209,926)                   --
                                                               ---------------      --------------
 Total Class IB transactions ...............................       6,248,265                   100
                                                               ===============      ==============

---------
*     Commencement of Operations
** The Portfolios that received initial capital on December 31, 1997 commenced operations on January 1, 1998.
*** The Portfolios that received initial capital on December 31, 1998 will commence operations on January 1, 1999.


See Notes to Financial Statements.

                                                                                                         MFS
                                                   EQ/EVERGREEN                                      GROWTH WITH
                                                    FOUNDATION              EQ/EVERGREEN                INCOME
     LAZARD SMALL CAP VALUE PORTFOLIO                PORTFOLIO                PORTFOLIO               PORTFOLIO
-------------------------------------------   ----------------------   ----------------------   ---------------------
     YEAR ENDED
 DECEMBER 31, 1998     DECEMBER 31, 1997**     DECEMBER 31, 1998***     DECEMBER 31, 1998***     DECEMBER 31, 1998***
-------------------   ---------------------   ----------------------   ----------------------   ---------------------
   $     126,263          $          --            $          --            $          --           $          --
        (675,981)                    --                       --                       --                      --


      (1,239,410)                    --                       --                       --                      --
   -------------          -------------            -------------            -------------           -------------
      (1,789,128)                    --                       --                       --                      --
   -------------          -------------            -------------            -------------           -------------
              --                     --                       --                       --                      --
              --                     --                       --                       --                      --
              --                     --                       --                       --                      --
              --                     --                       --                       --                      --
              --                     --                       --                       --                      --
   -------------          -------------            -------------            -------------           -------------
              --                     --                       --                       --                      --
   -------------          -------------            -------------            -------------           -------------
        (135,415)                    --                       --                       --                      --
              --                     --                       --                       --                      --
              --                     --                       --                       --                      --
              --                     --                       --                       --                      --
              --                     --                       --                       --                      --
   -------------          -------------            -------------            -------------           -------------
        (135,415)                    --                       --                       --                      --
   -------------          -------------            -------------            -------------           -------------

        (135,415)                    --                       --                       --                      --
   -------------          -------------            -------------            -------------           -------------
              --                     --                       --                       --                      --

              --                     --                       --                       --                      --
              --                     --                       --                       --                      --
   -------------          -------------            -------------            -------------           -------------
              --                     --                       --                       --                      --
   -------------          -------------            -------------            -------------           -------------
      55,276,760                  1,000                    1,000                    1,000                   1,000

         135,415                     --                       --                       --                      --
      (2,442,967)                    --                       --                       --                      --
   -------------          -------------            -------------            -------------           -------------
      52,969,208                  1,000                    1,000                    1,000                   1,000
   -------------          -------------            -------------            -------------           -------------

      52,969,208                  1,000                    1,000                    1,000                   1,000
   -------------          -------------            -------------            -------------           -------------
      51,044,665                  1,000                    1,000                    1,000                   1,000
           1,000                     --                       --                       --                      --
   -------------          -------------            -------------            -------------           -------------
   $  51,045,665          $       1,000            $       1,000            $       1,000           $       1,000
   =============          =============            =============            =============           =============

   $          --          $          --            $          --            $          --           $          --
   =============          =============            =============            =============           =============
              --                     --                       --                       --                      --

              --                     --                       --                       --                      --
              --                     --                       --                       --                      --
   -------------          -------------            -------------            -------------           -------------
              --                     --                       --                       --                      --
   =============          =============            =============            =============           =============
       5,784,545                    100                      100                      100                     100

          15,511                     --                       --                       --                      --
        (293,316)                    --                       --                       --                      --
   -------------          -------------            -------------            -------------           -------------
       5,506,740                    100                      100                      100                     100
   =============          =============            =============            =============           =============

EQ ADVISORS TRUST
MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
COMMON STOCKS:
BASIC MATERIALS (11.2%)
CHEMICALS (3.7%)
E.I. Du Pont de Nemours & Co.                                                45,000              $   2,387,813
Hercules, Inc. .........................................................   150,000                   4,106,250
                                                                                                 -------------
                                                                                                     6,494,063
                                                                                                 -------------
METALS & MINING (2.1%)
ASARCO, Inc. ...........................................................   100,000                   1,506,250
Potash Corp. of Saskatchewan,
  Inc. .................................................................    35,000                   2,235,625
                                                                                                 -------------
                                                                                                     3,741,875
                                                                                                 -------------
PAPER (4.7%)
Champion International Corp. ...........................................    80,000                   3,240,000
Kimberly-Clark Corp. ...................................................    90,000                   4,905,000
                                                                                                 -------------
                                                                                                     8,145,000
                                                                                                 -------------
STEEL (0.7%)
WHX Corp.* .............................................................   120,000                   1,207,500
                                                                                                 -------------
  TOTAL BASIC MATERIALS ................................................                            19,588,438
                                                                                                 -------------
CAPITAL GOODS (6.9%)
AEROSPACE (2.4%)
Boeing Co. .............................................................    70,000                   2,283,750
Northrop Grumman Corp. .................................................    25,000                   1,828,125
                                                                                                 -------------
                                                                                                     4,111,875
                                                                                                 -------------
BUILDING & CONSTRUCTION (1.3%)
Foster Wheeler Corp. ...................................................   170,000                   2,241,875
                                                                                                 -------------
ELECTRICAL EQUIPMENT (1.5%)
Thomas & Betts Corp. ...................................................    61,200                   2,650,725
                                                                                                 -------------
MACHINERY (1.7%)
Caterpillar, Inc. ......................................................    35,000                   1,610,000
Deere & Co. ............................................................    40,000                   1,325,000
                                                                                                 -------------
                                                                                                     2,935,000
                                                                                                 -------------
  TOTAL CAPITAL GOODS ..................................................                            11,939,475
                                                                                                 -------------
CONSUMER CYCLICALS (3.0%)
AUTOS & TRUCKS (1.2%)
General Motors Corp. ...................................................    30,000                   2,146,875
                                                                                                 -------------
RETAIL--GENERAL (1.8%)
Sears Roebuck & Co. ....................................................    35,000                   1,487,500
Venator Group, Inc.* ...................................................   250,000                   1,609,375
                                                                                                 -------------
                                                                                                     3,096,875
                                                                                                 -------------
  TOTAL CONSUMER CYCLICALS .............................................                             5,243,750
                                                                                                 -------------
CONSUMER NON-CYCLICALS (9.7%)
BEVERAGES (2.8%)
Seagram Co., Ltd. ......................................................   130,000                   4,940,000
                                                                                                 -------------
FOODS (2.7%)
General Mills, Inc. ....................................................    60,000                   4,665,000
                                                                                                 -------------
HOSPITAL SUPPLIES & SERVICES (1.9%)
Columbia HCA Healthcare Corp.                                              130,000                   3,217,500
                                                                                                 -------------
TOBACCO (2.3%)
Philip Morris Cos., Inc. ...............................................    75,000                   4,012,500
                                                                                                 -------------
  TOTAL CONSUMER NON-CYCLICALS                                                                      16,835,000
                                                                                                 -------------

CREDIT SENSITIVE (15.2%)
BANKS (4.4%)
Chase Manhattan Corp. ..................................................    50,000                   3,403,125
Mellon Bank Corp. ......................................................    20,000                   1,375,000
National City Corp. ....................................................    40,000                   2,900,000
                                                                                                 -------------
                                                                                                     7,678,125
                                                                                                 -------------



                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
FINANCIAL SERVICES (4.6%)
Associates First Capital Corp.,
  Class A ..............................................................    80,000               $   3,390,000
CIT Group, Inc., Class A ...............................................   145,000                   4,612,813
                                                                                                 -------------
                                                                                                     8,002,813
                                                                                                 -------------
INSURANCE (2.7%)
Aetna, Inc. ............................................................    60,000                   4,717,500
                                                                                                 -------------
UTILITY--ELECTRIC (1.8%)
Cinergy Corp. ..........................................................    90,000                   3,093,750
                                                                                                 -------------
UTILITY--TELEPHONE (1.7%)
AT&T Corp. .............................................................    40,000                   3,010,000
                                                                                                 -------------
  TOTAL CREDIT SENSITIVE ...............................................                            26,502,188
                                                                                                 -------------
ENERGY (12.6%)
OIL--DOMESTIC (6.1%)
Atlantic Richfield Co. .................................................    40,000                   2,610,000
Royal Dutch Petroleum Co. (NY
  Shares) ..............................................................    50,000                   2,393,750
Sonat, Inc. ............................................................   100,000                   2,706,250
Unocal Corp. ...........................................................   100,000                   2,918,750
                                                                                                 -------------
                                                                                                    10,628,750
                                                                                                 -------------
OIL--INTERNATIONAL (1.4%)
Diamond Offshore Drilling, Inc. ........................................   100,000                   2,368,750
                                                                                                 -------------
OIL--SUPPLIES & CONSTRUCTION (2.0%)
Halliburton Co. ........................................................    60,000                   1,777,500
Rowan Co., Inc.* .......................................................   170,000                   1,700,000
                                                                                                 -------------
                                                                                                     3,477,500
                                                                                                 -------------
RAILROADS (3.1%)
Union Pacific Corp. ....................................................   120,000                   5,407,500
                                                                                                 -------------
  TOTAL ENERGY .........................................................                            21,882,500
                                                                                                 -------------
TECHNOLOGY (24.7%)
ELECTRONICS (11.3%)
3Com Corp.* ............................................................    85,000                   3,809,062
Exabyte Corp.* .........................................................   279,700                   1,538,350
Integrated Device Technology,
  Inc.* ................................................................   435,300                   2,666,213
LSI Logic Corp.* .......................................................   160,000                   2,580,000
Novell, Inc.* ..........................................................   230,000                   4,168,750
Philips Electronics N.V. (NY
  Shares) ..............................................................    40,000                   2,707,500
Seagate Technology, Inc.* ..............................................    70,000                   2,117,500
                                                                                                 -------------
                                                                                                    19,587,375
                                                                                                 -------------
OFFICE EQUIPMENT (9.8%)
Hewlett Packard Co. ....................................................    45,000                   3,074,062
International Business Machines
  Corp. ................................................................    10,000                   1,847,500
Mentor Graphics Corp.* .................................................   275,000                   2,337,500
NCR Corp.* .............................................................    65,000                   2,713,750
Scitex Corp., Ltd.* ....................................................   335,300                   3,939,775
Silicon Graphics, Inc.* ................................................   250,000                   3,218,750
                                                                                                 -------------
                                                                                                    17,131,337
                                                                                                 -------------
TELECOMMUNICATIONS (3.6%)
Glenayre Technologies, Inc.* ...........................................   300,000                   1,331,250
Motorola, Inc. .........................................................    80,000                   4,885,000
                                                                                                 -------------
                                                                                                     6,216,250
                                                                                                 -------------
  TOTAL TECHNOLOGY .....................................................                            42,934,962
                                                                                                 -------------
TOTAL COMMON STOCKS (83.3%)
  (Cost $145,213,522) ..................................................                           144,926,313
                                                                                                 -------------

EQ ADVISORS TRUST
MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998


                                       PRINCIPAL          VALUE
                                         AMOUNT         (NOTE 1)
                                    --------------- ----------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (19.1%)
Federal Home Loan Mortgage
  Corporation Discount Note,
  1/4/99
  (Amortized Cost $33,277,961) .... $ 33,291,000      $ 33,277,961
                                                      ------------
TOTAL INVESTMENTS (102.4%)
  (Cost/Amortized Cost
  $178,491,483) ...................                    178,204,274
OTHER ASSETS
  LESS LIABILITIES (-2.4%) ........                     (4,100,071)
                                                      ------------
NET ASSETS (100%) .................                   $174,104,203
                                                      ============



----------
*     Non-income producing

EQ ADVISORS TRUST
MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998

--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $180,698,493
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      79,912,024

As of December 31, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........    $  13,122,622
Aggregate gross unrealized depreciation ..........      (13,790,971)
                                                      -------------
Net unrealized (depreciation) ....................    $    (668,349)
                                                      =============
Federal income tax cost of investments ...........    $ 178,872,623
                                                      =============

At December 31, 1998 the Portfolio had loaned securities with a total value of $3,898,408, which was secured by collateral of $3,993,300.


For the period from January 1, 1998 to December 31, 1998 the Portfolio incurred approximately $13,238 and $14,104 as brokerage commissions with Merrill Lynch and Co., Inc. and Donaldson, Lufkin and Jenrette Securities Corp. respectively, both affiliated broker/dealers.


































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
MERRILL LYNCH WORLD STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                                 NUMBER               VALUE
                                                OF SHARES           (NOTE 1)
                                           ------------------   ----------------
COMMON STOCKS AND RIGHTS:
CANADA (1.0%)
Magna International, Inc., Class A .....         600            $  37,200
Teleglobe, Inc. ........................     7,600                273,600
                                                                ---------
 TOTAL CANADA ..........................                          310,800
                                                                ---------
JAPAN (3.3%)
Fuji Photo Film Co. ....................     2,000                 74,435
Fujikura Ltd. ..........................     9,000                 48,330
Fujitsu Ltd. ...........................     4,000                 53,345
Ito Yokado Co., Ltd. ...................     1,000                 70,004
Kao Corp. ..............................     2,000                 45,193
Marui Co., Ltd. ........................     3,000                 57,820
Matsushita Electric Industries Co. .....     5,000                 88,569
Minebea Co., Ltd. ......................     9,000                103,199
NTT Mobile Communication
  Network, Inc. ........................         2                 82,410
Nippon Telegraph & Telephone
  Corp. ................................        10                 77,271
Olympus Optical Co. ....................     5,000                 57,554
Orix Corp. .............................     1,000                 74,790
Rohm Co. ...............................     1,000                 91,183
Tokio Marine & Fire Insurance Co. ......     7,000                 83,739
                                                                ---------
 TOTAL JAPAN ...........................                        1,007,842
                                                                ---------
OTHER EUROPEAN COUNTRIES (11.6%)
AUSTRIA (0.2%)
Mayr-Melnhof Karton AG .................     1,500                 70,104
                                                                ---------
FRANCE (3.3%)
Cap Gemini S.A. ........................       125                 20,060
Cie Generale des Eaux ..................       565                146,569
Elf Acquitaine S.A. ....................     1,400                161,803
France Telecom S.A. ....................     1,400                111,209
Groupe Danone ..........................       371                106,199
STMicroelectronics N.V. (N.Y.
  Shares)* .............................     2,600                202,963
Scor ...................................     2,600                171,876
Thomson CSF ............................     2,400                103,050
                                                                ---------
                                                                1,023,729
                                                                ---------
GERMANY (0.5%)
DaimlerChrysler AG* ....................     1,380                137,048
                                                                ---------
IRELAND (0.6%)
Bank of Ireland ........................     8,400                184,067
                                                                ---------
ITALY (1.6%)
Arnoldo Mondadori Editore ..............   15,400                 203,502
Banca di Roma ..........................   92,000                 155,791
Telecom Italia S.p.A. ..................   15,600                 133,027
                                                                ---------
                                                                  492,320
                                                                ---------
NETHERLANDS (1.2%)
Unilever N.V. ..........................    1,900                 162,389
Wolters Kluwer N.V. ....................      900                 192,566
                                                                ---------
                                                                  354,955
                                                                ---------
SPAIN (2.3%)
Dinamia Capital Privado* ...............    8,800                 100,310
Endesa S.A. ............................    6,500                 171,967
Metrovacesa S.A. .......................    5,000                 149,873
Telefonica S.A. ........................    3,800                 168,717
Telefonica S.A. (Rights)(expiring
  1/30/99)* ............................    3,800                   3,369



                                                 NUMBER               VALUE
                                                OF SHARES           (NOTE 1)
                                           ------------------   ----------------
Uralita S.A. ...........................   10,200               $ 113,397
                                                                ---------
                                                                  707,633
                                                                ---------
SWITZERLAND (1.9%)
Nestle S.A. (Registered) ...............       49                 106,825
Novartis AG (Registered) ...............       88                 173,241
Swisscom AG (Registered)* ..............      425                 178,181
Valora Holding AG ......................      400                 108,349
                                                                ---------
                                                                  566,596
                                                                ---------
 TOTAL OTHER EUROPEAN COUNTRIES ........                        3,536,452
                                                                ---------
SCANDINAVIA (5.1%)
DENMARK (0.1%)
ISS International Service System
  A/S, Class B .........................      500                  32,524
                                                                ---------
FINLAND (2.0%)
Amer-Yhtymae OYJ, Class A* .............    5,100                  52,711
Nokia OYJ, Class A .....................    1,400                 170,231
Orion-Yhtymae OYJ, Class B .............    2,620                  62,893
Sampo Insurance Co., plc, Class A ......    3,000                 113,847
Sponda OYJ* ............................   15,210                  88,594
Upm-Kymmene OYJ ........................    4,200                 116,966
                                                                ---------
                                                                  605,242
                                                                ---------
NORWAY (0.1%)
Merkantildata ASA ......................    3,700                  36,510
                                                                ---------
SWEDEN (2.9%)
Autoliv, Inc. ..........................    2,100                  75,484
Bure Investment AB .....................    4,600                  65,343
Castellum AB ...........................    5,600                  60,871
Custos AB, Class B .....................    3,000                  58,735
Ericsson Telecommunications
  (ADR) ................................    7,500                 179,531
ForeningsSparbanken AB .................    5,900                 153,043
Haldex AB ..............................    8,500                  86,095
Nordbanken Holding AB ..................    8,400                  53,954
Spectra-Physics AB, Class A ............    5,300                  62,520
Tornet Fastighets AB ...................    7,000                 102,461
                                                                ---------
                                                                  898,037
                                                                ---------
 TOTAL SCANDINAVIA .....................                        1,572,313
                                                                ---------
UNITED KINGDOM (5.6%)
Bank of Scotland .......................   10,000                 119,297
Billiton plc ...........................   31,800                  63,095
British Aerospace plc ..................   12,500                 105,966
British Petroleum Co., plc .............    7,300                 109,011
Devro plc ..............................   13,200                  37,995
Diageo plc .............................   15,572                 177,220
Glaxo Wellcome plc .....................    5,100                 175,482
HSBC Holdings plc ......................    4,200                 113,906
Lloyds TSB Group plc ...................    8,100                 115,229
LucasVarity plc ........................   20,100                  67,054
National Westminster Bank plc ..........    6,000                 115,703
Rio Tinto plc (Registered) .............    6,400                  74,433
Shell Transport & Trading Co.
  (ADR) ................................    2,400                  89,250
Thomson Travel Group plc ...............   67,000                 182,823
Zeneca Group plc .......................    4,000                 174,171
                                                                ---------
 TOTAL UNITED KINGDOM ..................                        1,720,635
                                                                ---------

EQ ADVISORS TRUST
MERRILL LYNCH WORLD STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                                                  NUMBER                VALUE
                                                                                OF SHARES             (NOTE 1)
                                                                           -------------------   ------------------
UNITED STATES (39.6%)
3Com Corp.* ............................................................           3,200           $ 143,400
Allmerica Financial Corp. ..............................................           2,050             118,644
Aluminum Company of America,
  Inc. .................................................................             900              67,106
Ameritech Corp. ........................................................           3,500             221,812
Associates First Capital Corp.,
  Class A ..............................................................           4,200             177,975
Avis Rent A Car, Inc.* .................................................           4,150             100,378
BMC Software, Inc.* ....................................................           2,320             103,385
Bank of New York Co., Inc. .............................................           7,000             281,750
BankAmerica Corp. ......................................................           1,521              91,450
Beckman Coulter, Inc. ..................................................           3,200             173,600
Bethlehem Steel Corp.* .................................................           5,500              46,062
Black & Decker Corp. ...................................................           3,300             185,006
Bristol-Myers Squibb Co. ...............................................           2,200             294,387
Burlington Northern Santa Fe Corp.                                               10,800              364,500
Capstar Broadcasting Corp.,
  Class A* .............................................................          8,500              194,437
Case Corp. .............................................................            900               19,631
Cisco Systems, Inc.* ...................................................          2,400              222,750
Compaq Computer Corp. ..................................................          7,800              327,113
Dell Computer Corp.* ...................................................          2,350              171,991
Dial Corp. .............................................................          7,400              213,675
E.I. Du Pont de Nemours & Co. ..........................................          1,150               61,022
EMC Corp.* .............................................................            700               59,500
El Paso Energy Co. .....................................................          6,100              212,356
Enron Corp. ............................................................          4,000              228,250
Federal-Mogul Corp. ....................................................          3,250              193,375
First Union Corp. ......................................................          3,100              188,519
Flextronics International Ltd.* ........................................            520               44,525
Fox Entertainment Group, Inc.,
  Class A* .............................................................          1,200               30,225
GTE Corp. ..............................................................          3,300              214,500
GenCorp, Inc. ..........................................................          4,500              112,219
General Electric Co. ...................................................          1,000              102,062
General Motors Corp. ...................................................          1,700              121,656
GreenPoint Financial Corp. .............................................          7,100              249,387
Healthsouth Corp.* .....................................................          6,000               92,625
Heller Financial, Inc. .................................................          4,800              141,000
Hertz Corp., Class A ...................................................          1,500               68,437
Ingersol-Rand Co. ......................................................          5,180              243,136
Intel Corp. ............................................................          2,200              260,837
International Business Machines
  Corp. ................................................................          1,200              221,700
Johnson & Johnson ......................................................          3,100              260,012
Keane, Inc.* ...........................................................            900               35,944
Keebler Foods Co.* .....................................................          4,100              154,262
Kimberly Clark Corp. ...................................................          2,520              137,340
Lowe's Cos., Inc. ......................................................          4,200              214,988
MCI WorldCom, Inc.* ....................................................          4,300              308,525
Mattel, Inc. ...........................................................          1,200               27,375
Mellon Bank Corp. ......................................................          2,950              202,813
Micron Technology, Inc.* ...............................................          1,650               83,428
Microsoft Corp.* .......................................................            700               97,081
Millipore Corp. ........................................................          1,500               42,656
Mobil Corp. ............................................................          1,200              104,550
Morton International, Inc. .............................................          3,400               83,300
Motorola, Inc. .........................................................          5,350              326,684
Nabisco Holdings Corp. .................................................          2,300               95,450
Peco Energy Co. ........................................................          2,500              104,063
PepsiCo, Inc. ..........................................................          4,600              188,313



                                                                                  NUMBER                VALUE
                                                                                OF SHARES             (NOTE 1)
                                                                           -------------------   ------------------
Premier Parks, Inc.* ...................................................          9,600            $ 290,400
Providian Financial Corp. ..............................................          3,900              292,500
Public Service Enterprise Group ........................................          2,700              108,000
Quintiles Transnational Corp.* .........................................          2,370              126,499
Rite Aid Corp. .........................................................          4,900              242,856
Royal Caribbean Cruises Ltd. ...........................................             80                2,960
Safeway, Inc.* .........................................................          2,800              170,625
Schlumberger Ltd. ......................................................          1,650               76,106
Tandy Corp. ............................................................          1,600               65,900
Tele-Communications TCI Ventures
  Group, Class A* ......................................................          9,700              228,556
Telecommunications, Inc., Class A* .....................................          5,100              282,094
Texas Utilities Co. ....................................................          2,700              126,056
Tyco International Ltd. ................................................          3,000              226,313
USX-U.S. Steel Group, Inc. .............................................            800               18,400
United Technologies Corp. ..............................................            500               54,375
Unocal Corp. ...........................................................          4,400              128,425
Unum Corp. .............................................................          2,875              167,828
Wal-Mart Stores, Inc. ..................................................          2,100              171,019
Warner Lambert Co. .....................................................          3,200              240,600
Waste Management, Inc. .................................................          2,700              125,888
World Color Press, Inc.* ...............................................          4,800              146,100
                                                                                                  ----------
 TOTAL UNITED STATES ...................................................                          12,122,667
                                                                                                  -----------
TOTAL COMMON STOCKS AND
  RIGHTS (66.2%)
  (Cost $18,181,111)....................................................                          20,270,709
                                                                                                  -----------
PREFERRED STOCKS:
GERMANY (0.5%)
Henkel KGaA (Cost $114,247) ............................................          1,700              147,915
                                                                                                  -----------
                                                                                PRINCIPAL
                                                                                 AMOUNT
LONG-TERM DEBT SECURITIES:
OTHER EUROPEAN COUNTRIES
GERMANY (12.3%)
Republic of Germany
  Series 93
 6.00%, due 9/15/03 .................................................... DEM,700,000
                                                                                                  $1,133,864
  Series 98
  4.75%, due 7/4/08 ....................................................     900,000
                                                                                                     577,875
  Series 98
  5.63%, due 1/4/28 ....................................................     550,000
                                                                                                     372,966
  Series 121
  4.75%, due 11/20/01 ..................................................   2,700,000               1,685,837
                                                                                                  -----------
TOTAL OTHER EUROPEAN
  COUNTRIES ............................................................                           3,770,542
                                                                                                  -----------
UNITED KINGDOM (4.9%)
United Kingdom Treasury
  Bill
 8.00%, due 12/7/00 ....................................................      90,000                 158,258
GBP
United Kingdom Treasury
  Note
 7.25%, due 12/7/07 ....................................................     660,000               1,330,402
                                                                                                  -----------
TOTAL UNITED KINGDOM ...................................................                           1,488,660
                                                                                                  -----------

EQ ADVISORS TRUST
MERRILL LYNCH WORLD STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998


                                      PRINCIPAL        VALUE
                                        AMOUNT        (NOTE 1)
                                     -----------   -------------
UNITED STATES (14.3%)
Federal National Mortgage
 Association (6.9%)
 5.63%, due 3/15/01 ..............    $530,000      $   537,740
 5.75%, due 4/15/03 ..............     630,000          647,717
 5.75%, due 2/15/08 ..............     910,000          944,573
                                                    -----------
                                                      2,130,030
                                                    -----------
U.S. Treasury Note (7.4%)
 6.00%, due 8/15/99 ..............     200,000          201,688
 6.13%, due 9/30/00 ..............     300,000          307,500
 6.50%, due 5/31/02 ..............     750,000          792,187
 6.63%, due 2/15/27 ..............     820,000          970,163
                                                    -----------
                                                      2,271,538
                                                    -----------
 TOTAL UNITED STATES .............                    4,401,568
                                                    -----------
TOTAL LONG-TERM DEBT SECURITIES: (31.5%)
 (Cost $9,308,209)........... ....                    9,660,770
                                                    -----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.3%)
General Motors Acceptance Corp.
 5.13%, 1/4/99 (Amortized Cost
  $384,835) ......................     385,000          384,835
                                                    -----------
TOTAL INVESTMENTS (99.5%)
 (Cost/Amortized Cost
 $27,988,402) ....................                   30,464,229
OTHER ASSETS
 LESS LIABILITIES (0.5%) .........                      166,733
                                                    -----------
NET ASSETS (100%) ................                  $30,630,962
                                                    ===========

MARKET SECTOR DIVERSIFICATION (Unaudited)
As a Percentage of Total Common Stocks,
  Preferred Stocks, and Rights
Basic Materials .........................                  4.6%
Business Services .......................                  4.9
Capital Goods ...........................                  6.9
Consumer Cyclicals ......................                 10.2
Consumer Non-Cyclicals ..................                 15.1
Credit Sensitive ........................                 22.5
Diversified .............................                  2.3
Energy ..................................                  7.7
Technology
  Electronics ...........................       3.0
  Office Equipment ......................       7.1
  Office Equipment Services .............       1.2
  Telecommunications ....................      14.5
                                               ----
Total Technology ........................                 25.8
                                                         -----
                                                         100.0%
                                                         =====

----------
* Non-income producing
  Glossary:
  ADR--American Depositary Receipt
  DEM--German Mark
  GBP--British Pound

EQ ADVISORS TRUST
MERRILL LYNCH WORLD STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998
--------------------------------------------------------------------------------
At December 31, 1998 the Portfolio had outstanding foreign currency contracts to sell foreign currencies as follows: (Note 1)






                                                     LOCAL
                                                   CONTRACT       COST ON           U.S.$          UNREALIZED
                                                    AMOUNT      ORIGINATION        CURRENT        APPRECIATION
                                                    (000'S)         DATE            VALUE        (DEPRECIATION)
                                                  ----------   -------------   --------------   ---------------
FOREIGN CURRENCY SALE CONTRACTS
British Pound, expiring 1/7/99-2/4/99 .........     1,850       $ 3,078,482     $ 3,076,578        $  1,904
Canadian Dollar, expiring 2/22/99 .............       415           268,153         270,045          (1,892)
                                                                                                   --------
                                                                                                   $     12
                                                                                                   ========

Investment security transactions for the year ended December 31, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $35,571,188
U.S. Government securities .............................      6,556,889
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     23,881,095
U.S. Government securities .............................      4,687,422

As of December 31, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........     $ 3,227,734
Aggregate gross unrealized depreciation ..........        (775,876)
                                                       -----------
Net unrealized appreciation ......................     $ 2,451,858
                                                       ===========
Federal income tax cost of investments ...........     $28,012,371
                                                       ===========

At December 31, 1998 the Portfolio had loaned securities with a total value of $3,471,027, which was secured by collateral valued at $3,536,218 of which $1,605,158 was in the form of U.S. Government securities.


For the period from January 1, 1998 to December 31, 1998 the Portfolio incurred approximately $2,260 and $5,171 as brokerage commissions with Donaldson, Lufkin and Jenrette Securities Corp. and Merrill Lynch and Co., Inc. respectively, both affiliated broker/dealers.


The Portfolio has a net capital loss carryforward of $1,533,428 which expires in the year 2006.

















                       See Notes to Financial Statements.

EQ ADVISORS TRUST
MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
COMMON STOCKS:
BASIC MATERIALS (0.0%)
CHEMICALS (0.0%)
Waters Corp.* ........................       2,600                $   226,850
                                                                  -----------
BUSINESS SERVICES (16.7%)
PRINTING, PUBLISHING, BROADCASTING (6.1%)
American Tower Corp., Class A*               9,700                    286,756
CBS Corp. ............................      25,500                    835,125
Clear Channel Communications,
  Inc.* ..............................      81,700                  4,452,650
Comcast Corp., Class A ...............     103,505                  6,074,450
Cox Radio Inc., Class A* .............      14,700                    621,075
Hearst-Argyle Television, Inc.* ......         900                     29,700
Jacor Communications, Inc.* ..........      35,100                  2,259,563
Learning Tree International,
  Inc.* ..............................      38,000                    344,375
Mail-Well, Inc.* .....................         500                      5,719
MediaOne Group, Inc.* ................      60,400                  2,838,800
Outdoor Systems, Inc.* ...............         900                     27,000
Siebel Systems, Inc.* ................         700                     23,756
SportsLine USA, Inc.* ................      31,600                    491,775
TCA Cable TV, Inc. ...................         900                     32,119
Time Warner, Inc. ....................     158,400                  9,830,700
Univision Communications, Inc.,
  Class A* ...........................       1,000                     36,187
USA Networks, Inc.* ..................       1,500                     49,687
                                                                  -----------
                                                                   28,239,437
                                                                  -----------
PROFESSIONAL SERVICES (10.0%)
Aztec Technology Partners, Inc.*                 1                          4
BISYS Group, Inc.* ...................      24,400                  1,259,650
Cendant Corp.* .......................     696,352                 13,274,210
Clarify, Inc.* .......................       1,300                     31,769
Compuware Corp.* .....................     314,900                 24,601,562
Galileo International, Inc. ..........      28,100                  1,222,350
Interim Services, Inc.* ..............       1,100                     25,712
Lamar Advertising Co.* ...............         600                     22,350
Loewen Group, Inc. ...................       2,100                     17,719
Metamor Worldwide, Inc.* .............         800                     20,000
Modis Professional Services, Inc.*         131,500                  1,906,750
Orthodontic Centers of America,
  Inc.* ..............................       1,300                     25,269
Pacificare Health Systems, Inc.,
  Class B* ...........................         400                     31,800
Policy Management Systems
  Corp.* .............................      58,240                  2,941,120
Professional Detailing, Inc.* ........         600                     16,950
Renaissance Worldwide, Inc.* .........       8,000                     49,000
SEMA Group plc .......................     104,720                  1,029,741
Taylor Nelson Sofres plc .............     238,900                    304,081
Wellpoint Health Networks, Inc.*               300                     26,100
                                                                  -----------
                                                                   46,806,137
                                                                 -----------
TRUCKING, SHIPPING (0.6%)
Atlas Air, Inc.* .....................         600                     29,362
FDX Corp.* ...........................      28,900                  2,572,100
Newport News Shipbuilding, Inc.              9,800                    327,688
                                                                  -----------
                                                                    2,929,150
                                                                  -----------
  TOTAL BUSINESS SERVICES ............                             77,974,724
                                                                  -----------
CAPITAL GOODS (0.3%)
AEROSPACE (0.2%)
Gulfstream Aerospace Corp.* ..........      15,300                    814,725
                                                                  -----------

                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
BUILDING & CONSTRUCTION (0.0%)
Building One Services Corp.* .........     1,400                $    29,225
                                                                -----------
ELECTRICAL EQUIPMENT (0.1%)
Flextronics International Ltd.* ......       350                     29,969
Rayovac Corp.* .......................     1,700                     45,369
SCI Systems, Inc.* ...................       500                     28,875
SIPEX Corp.* .........................       800                     28,100
Teradyne, Inc.* ......................     1,100                     46,612
                                                                -----------
                                                                    178,925
                                                                -----------
MACHINERY (0.0%)
SI Handling Systems, Inc. ............    10,950                    153,300
                                                                -----------
  TOTAL CAPITAL GOODS ................                            1,176,175
                                                                -----------
CONSUMER CYCLICALS (11.3%)
APPAREL & TEXTILES (0.0%)
Abercrombie & Fitch Co.,
  Class A* ...........................       500                     35,375
AnnTaylor Stores Corp.* ..............       800                     31,550
Linens'n Things, Inc.* ...............       800                     31,700
                                                                -----------
                                                                     98,625
                                                                -----------
AUTO RELATED (0.1%)
CSK Auto Corp.* ......................       700                     18,681
Dura Automotive Systems, Inc.*               500                     17,063
Republic Industries, Inc.* ...........     9,100                    134,225
                                                                -----------
                                                                    169,969
                                                                -----------
FOOD SERVICES, LODGING (0.1%)
Applebee's International, Inc. .......     1,400                     28,875
Brinker International, Inc.* .........       900                     25,987
Buffets, Inc.* .......................     2,800                     33,425
CEC Entertainment, Inc.* .............       700                     19,425
CKE Restaurants, Inc. ................       550                     16,191
IHOP Corp.* ..........................       400                     15,975
Outback Steakhouse, Inc.* ............       700                     27,913
Papa John's International, Inc.* .....       600                     26,475
Promus Hotel Corp.* ..................     6,077                    196,743
                                                                -----------
                                                                    391,009
                                                                -----------
HOUSEHOLD FURNITURE, APPLIANCES (0.1%)
Gemstar International Group
  Ltd.* ..............................     8,700                    498,075
Sotheby's Holdings, Inc.,
  Class A ............................     1,100                     35,200
                                                                -----------
                                                                    533,275
                                                                -----------
LEISURE RELATED (0.0%)
Premier Parks, Inc.* .................     1,000                     30,250
                                                                -----------
PHOTO & OPTICAL (0.3%)
Allergan, Inc. .......................    16,600                  1,074,850
Bausch & Lomb, Inc. ..................     7,200                    432,000
                                                                -----------
                                                                  1,506,850
                                                                -----------
RETAIL--GENERAL (10.7%)
Borders Group, Inc.* .................       700                     17,456
Consolidated Stores Corp.* ...........       700                     14,131
CVS Corp. ............................   142,300                  7,826,500
Duane Reade, Inc.* ...................       600                     23,100
Fred Meyer, Inc.* ....................   151,200                  9,109,800
Global DirectMail Corp.* .............     1,300                     30,387
Gymboree Corp.* ......................    15,500                     98,813
Home Depot, Inc. .....................    65,605                  4,014,206
Office Depot, Inc.* ..................   295,500                 10,915,031
Rite Aid Corp. .......................   176,500                  8,747,781
Staples, Inc.* .......................   195,150                  8,525,616

EQ ADVISORS TRUST
MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
The Learning Co., Inc.* ................................................        800               $     20,750
TJX Cos., Inc. .........................................................     22,600                    655,400
                                                                                                  ------------
                                                                                                    49,998,971
                                                                                                  ------------
  TOTAL CONSUMER CYCLICALS .............................................                            52,728,949
                                                                                                  ------------
CONSUMER NON-CYCLICALS (10.2%)
BEVERAGES (0.1%)
Adolph Coors Co., Class B ..............................................      3,900                    220,106
                                                                                                  ------------
DRUGS (3.9%) ...........................................................
Agouron Pharmaceuticals, Inc.* .........................................        600                     35,250
Alpharma, Inc. .........................................................        800                     28,250
AmeriSource Health Corp.,
  Class A* .............................................................        300                     19,500
Amgen, Inc.* ...........................................................     16,700                  1,746,194
Bergen Brunswig Corp., Class A                                               13,000                    453,375
Biogen, Inc.* ..........................................................      5,000                    415,000
Cardinal Health, Inc. ..................................................     32,000                  2,428,000
Elan Corp. plc (ADR)* ..................................................     11,500                    799,969
ICON plc (ADR)* ........................................................        100                      3,350
IDEC Pharmaceuticals Corp.* ............................................     14,100                    662,700
Immunex Corp.* .........................................................        280                     35,227
King Pharmaceuticals, Inc.* ............................................      1,800                     47,475
McKesson Corp. .........................................................     45,100                  3,565,719
Sepracor, Inc.* ........................................................     83,600                  7,367,250
Watson Pharmaceutical, Inc* ............................................     11,400                    716,775
                                                                                                  ------------
                                                                                                    18,324,034
                                                                                                  ------------
FOODS (0.0%)
Keebler Foods Co.* .....................................................        700                     26,338
Smithfield Foods, Inc.* ................................................        800                     27,100
                                                                                                  ------------
                                                                                                        53,438
                                                                                                  ------------
HOSPITAL SUPPLIES & SERVICES (4.5%)
Allegiance Corp. .......................................................     82,900                  3,865,212
Arterial Vascular Engineering,
  Inc.* ................................................................        500                     26,250
Biomet, Inc. ...........................................................      1,000                     40,250
Boston Scientific Corp.* ...............................................      1,200                     32,175
Cyberonics, Inc.* ......................................................        200                      2,700
Express Scripts, Inc., Class A* ........................................        500                     33,562
Genzyme Corp. (General
  Division)* ...........................................................        700                     34,825
Guidant Corp. ..........................................................     71,500                  7,882,875
Haemonetics Corp.* .....................................................      1,700                     38,675
Health Management Associates,
  Inc., Class A* .......................................................      1,600                     34,600
Healthsouth Corp.* .....................................................      3,000                     46,312
Henry Schein, Inc.* ....................................................        400                     17,900
IDEXX Laboratories, Inc.* ..............................................     21,200                    570,413
Medtronic, Inc. ........................................................     94,900                  7,046,325
Mid Atlantic Medical Services,
  Inc.* ................................................................      2,800                     27,475
National Data Corp. ....................................................        500                     24,344
Province Healthcare Co.* ...............................................        800                     28,700
PSS World Medical, Inc.* ...............................................     48,600                  1,117,800
STERIS Corp.* ..........................................................        900                     25,594
Total Renal Care Holdings, Inc.*                                                748                     22,113
                                                                                                  ------------
                                                                                                    20,918,100
                                                                                                  ------------
RETAIL--FOOD (1.7%)
General Nutrition Cos., Inc.* ..........................................      1,500                     24,375
Kroger Co.* ............................................................     30,900                  1,869,450
Safeway, Inc.* .........................................................     98,000                  5,971,875
                                                                                                  ------------
                                                                                                     7,865,700
                                                                                                  ------------



                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
SOAPS & TOILETRIES (0.0%)
Carson, Inc.* ..........................................................      1,000               $      4,000
Chattem, Inc.* .........................................................        600                     28,725
Dial Corp. .............................................................        900                     25,987
                                                                                                  ------------
                                                                                                        58,712
                                                                                                  ------------
  TOTAL CONSUMER NON-CYCLICALS                                                                      47,440,090
                                                                                                  ------------
CREDIT SENSITIVE (7.2%)
BANKS (0.0%)
US Trust Corp. .........................................................      2,400                    182,400
                                                                                                  ------------
FINANCIAL SERVICES (1.6%)
Affiliated Managers Group, Inc.*                                                900                     26,887
Associates First Capital Corp.,
  Class A ..............................................................     39,400                  1,669,575
Bear Stearns Co., Inc. .................................................     29,600                  1,106,300
Capital One Financial Corp. ............................................      8,400                    966,000
CIT Group, Inc., Class A ...............................................        700                     22,269
First Data Corp. .......................................................      4,100                    129,919
Franklin Resources, Inc. ...............................................     35,700                  1,142,400
Morgan Stanley Dean Witter &
  Co. ..................................................................     32,400                  2,300,400
Paine Webber Group, Inc. ...............................................        800                     30,900
Waddell & Reed Financial,
  Class A ..............................................................      1,000                     23,688
                                                                                                  ------------
                                                                                                     7,418,338
                                                                                                  ------------
INSURANCE (0.6%)
Ace Ltd. ...............................................................        600                     20,663
United Healthcare Corp. ................................................     64,200                  2,764,612
                                                                                                  ------------
                                                                                                     2,785,275
                                                                                                  ------------
UTILITY--TELEPHONE (5.0%)
MCI WorldCom, Inc.* ....................................................    325,963                 23,387,845
                                                                                                  ------------
  TOTAL CREDIT SENSITIVE ...............................................                            33,773,858
                                                                                                  ------------
DIVERSIFIED (5.8%)
MISCELLANEOUS (5.8%)
First Brands Corp. .....................................................        700                     27,606
Tyco International Ltd. ................................................    356,719                 26,909,990
                                                                                                  ------------
 TOTAL DIVERSIFIED .....................................................                            26,937,596
                                                                                                  ------------
ENERGY (0.2%)
OIL-SUPPLIES & CONSTRUCTION (0.0%)
Global Industries Ltd.* ................................................      4,200                     25,725
                                                                                                  ------------
RAILROADS (0.2%)
Kansas City Southern Industries,
  Inc. .................................................................     17,800                    875,537
                                                                                                  ------------
TOTAL ENERGY ...........................................................                               901,262
                                                                                                  ------------
TECHNOLOGY (46.9%)
ELECTRONICS (21.5%)
3Com Corp.* ............................................................     95,500                  4,279,594
Advantage Learning Systems,
  Inc.* ................................................................        400                     26,300
Affiliated Computer Services,
  Inc., Class A* .......................................................     12,300                    553,500
Altera Corp.* ..........................................................     63,000                  3,835,125
Analog Devices, Inc.* ..................................................     66,700                  2,092,713
Applied Micro Circuits Corp.* ..........................................        700                     23,778
ARM Holdings plc (ADR)* ................................................     12,665                    763,066
Aspen Technologies, Inc.* ..............................................        500                      7,250
Autodesk, Inc. .........................................................        650                     27,747
BMC Software, Inc.* ....................................................    316,500                 14,104,031

EQ ADVISORS TRUST
MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                           NUMBER           VALUE
                                          OF SHARES       (NOTE 1)
                                        ------------   --------------
Burr-Brown Corp.* ...................     1,000          $    23,438
Cable Design Technologies* ..........     1,700               31,450
Cadence Design Systems, Inc.* .......   197,290            5,869,378
CBT Group plc (ADR)* ................    22,100              328,738
Computer Associates
  International, Inc. ...............   385,100           16,414,888
DII Group, Inc.* ....................     1,300               29,900
EMC Corp.* ..........................   116,000            9,860,000
Galileo Technology Ltd.* ............     2,000               54,000
Gentex Corp.* .......................     1,500               30,000
Intel Corp. .........................    32,400            3,841,425
Intuit, Inc.* .......................       400               29,000
Jabil Circuit, Inc.* ................       400               29,850
Lattice Semiconductor Corp.* ........    42,000            1,928,063
Level One Communications,
  Inc.* .............................       800               28,400
Linear Technology Corp. .............    14,600            1,307,613
Maxim Integrated Products* ..........       600               26,212
Micrel, Inc.* .......................       500               27,500
Micro Warehouse, Inc.* ..............    98,600            3,333,912
Microsoft Corp.* ....................   161,000           22,328,687
MIPS Technologies, Inc.* ............     1,000               32,000
New Era of Networks, Inc.* ..........       800               35,200
Photronics, Inc.* ...................     1,200               28,762
PMC-Sierra, Inc.* ...................       600               37,875
Rational Software Corp.* ............     1,100               29,150
Sanmina Corp.* ......................       500               31,250
Sun Microsystems, Inc.* .............    59,500            5,094,687
Synopsys, Inc.* .....................    19,400            1,052,450
Technology Solutions Co.* ...........    25,300              271,184
Xilinx, Inc.* .......................    41,900            2,728,737
                                                        ------------
                                                         100,576,853
                                                        ------------
OFFICE EQUIPMENT (12.5%)
Boise Cascade Office Products* ......     1,200               16,200
Boole & Babbage, Inc.* ..............       800               23,550
Ceridian Corp.* .....................    13,500              942,468
Cisco Systems, Inc.* ................   305,501           28,354,312
Compaq Computer Corp. ...............    39,600            1,660,725
CompUSA, Inc.* ......................    13,600              177,650
Corporate Express, Inc.* ............    56,000              290,500
DST Systems, Inc.* ..................    14,500              827,406
Insight Enterprises, Inc.* ..........       600               30,525
Lexmark International Group,
  Inc.* .............................     7,500              753,750
Macromedia, Inc.* ...................     8,500              286,344
Mobius Management Systems,
  Inc.* .............................    14,400              214,200
Oracle Corp.* .......................   572,812           24,702,518
                                                        ------------
                                                          58,280,148
                                                        ------------
OFFICE EQUIPMENT SERVICES (3.0%)
Ascend Communications, Inc.* ........    83,100            5,463,825
Cambridge Technology Partners,
  Inc.* .............................    22,500              497,812
Computer Sciences Corp. .............    14,600              940,787
Equant N.V. (NY Shares)
  (Registered)* .....................    21,300            1,444,406
Ingram Micro, Inc.* .................       600               20,925
Microchip Technology, Inc.* .........       700               25,900



                                           NUMBER           VALUE
                                          OF SHARES       (NOTE 1)
                                        ------------   --------------
Networks Associates, Inc.* ..........    78,150        $  5,177,438
Sungard Data Systems, Inc.* .........    12,900             511,969
Verio, Inc.* ........................       900              20,138
                                                       -------------
                                                         14,103,200
                                                       -------------
TELECOMMUNICATIONS (9.9%)
Alcatel Alsthom (ADR) ...............    21,600             527,850
Alltel Corp. ........................    47,400           2,835,113
Amdocs Ltd.* ........................     1,800              30,825
Aspect Telecommunications
  Corp.* ............................     1,000              17,250
Century Telephone Enterprises,
  Inc. ..............................    90,000           6,075,000
CSG System International, Inc.* .....       400              31,600
DSP Communications, Inc* ............     1,900              29,094
Electronics for Imaging, Inc.* ......       900              36,169
EchoStar Communications Corp.,
  Class A* ..........................       700              33,863
Fiserv, Inc.* .......................       600              30,863
Gilat Satellite Networks Ltd.* ......       500              27,563
Global Crossing Ltd.* ...............     1,500              67,687
Global TeleSystems Group, Inc.*         136,500           7,609,875
Hyperion Communications, Inc.,
  Class A* ..........................     1,800              27,225
Iridium World Communications,
  Inc.* .............................     8,900             352,106
L-3 Communications Holdings
  Corp.* ............................     3,900             181,594
Lucent Technologies, Inc. ...........    76,500           8,415,000
Metromedia Fiber Network, Inc.
  Class A* ..........................     1,000              33,500
Nokia Oyj (ADR) .....................    37,700           4,540,494
Qwest Communications
  International, Inc.* ..............   148,400           7,420,000
Sprint Corp. (Fon Group) ............    71,700           6,031,762
Tel-Save Holdings, Inc.* ............    40,000             670,000
Tele-Communications, Liberty
  Media, Inc., Class A* .............     9,800             451,412
Tellabs, Inc.* ......................    12,900             884,456
VeriSign, Inc.* .....................       500              29,562
                                                       -------------
                                                         46,389,863
                                                       -------------
TOTAL TECHNOLOGY ....................                   219,350,064
                                                       -------------
TOTAL COMMON STOCKS (98.6%)
  (Cost $363,619,530)................                   460,509,568
                                                       -------------
PREFERRED STOCKS:
TECHNOLOGY (0.0%)
ELECTRONICS (0.0%)
SAP AG (Non Voting)
  (Cost $75,442) ....................       110              52,772
                                                       -------------
TOTAL INVESTMENTS (98.6%)
  (Cost $363,694,972) ...............                   460,562,340
OTHER ASSETS
  LESS LIABILITIES (1.4%) ...........                     6,722,721
                                                       -------------
NET ASSETS (100%) ...................                  $467,285,061
                                                       =============

------------
*    Non-income producing
     Glossary:

     ADR--American Depositary Receipt

EQ ADVISORS TRUST
MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998

--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $479,451,466
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     188,036,831

As of December 31, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........    $ 105,453,312
Aggregate gross unrealized depreciation ..........      (11,160,523)
                                                      -------------
Net unrealized appreciation ......................    $  94,292,789
                                                      =============
Federal income tax cost of investments ...........    $ 366,269,551
                                                      =============

At December 31, 1998 the Portfolio had loaned securities with a total value of $29,706,145, which was secured by cash collateral of $29,725,924.


For the period from January 1, 1998 to December 31, 1998 the Portfolio incurred approximately $600 as brokerage commissions with Pershing Trading Co., LP, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $10,613,683 which expires in the year 2006.



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
MFS RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
COMMON STOCKS:
BASIC MATERIALS (1.1%)
CHEMICALS (0.3%)
E.I. Du Pont de Nemours & Co.                                               24,600              $  1,305,338
                                                                                                 ------------
CHEMICALS--SPECIALTY (0.2%)
Cambrex Corp. ..........................................................    34,700                   832,800
                                                                                                 ------------
PAPER (0.6%)
Smurfit-Stone Container Corp.* .........................................   162,594                  2,571,017
                                                                                                 ------------
 TOTAL BASIC MATERIALS .................................................                            4,709,155
                                                                                                 ------------
BUSINESS SERVICES (6.7%)
ENVIRONMENTAL CONTROL (0.4%)
Browning-Ferris Industries, Inc. .......................................    52,900                  1,504,344
                                                                                                 ------------
PRINTING, PUBLISHING, BROADCASTING (3.1%)
CBS Corp. ..............................................................   128,700                  4,214,925
Intermedia Communications of
  Florida, Inc.* .......................................................    47,000                    810,750
Jacor Communications, Inc.* ............................................       700                     45,062
MediaOne Group, Inc.* ..................................................    63,100                  2,965,700
Time Warner, Inc. ......................................................    75,600                  4,691,925
                                                                                                 ------------
                                                                                                   12,728,362
                                                                                                 ------------
PROFESSIONAL SERVICES (2.7%)
Cendant Corp.* .........................................................    86,630                  1,651,384
Compuware Corp.* .......................................................   111,100                  8,679,688
Modis Professional Services, Inc.*                                          32,800                    475,600
                                                                                                 ------------
                                                                                                   10,806,672
                                                                                                 ------------
TRUCKING, SHIPPING (0.5%)
Newport News Shipbuilding, Inc.                                             61,900                  2,069,781
                                                                                                 ------------
 TOTAL BUSINESS SERVICES ...............................................                           27,109,159
                                                                                                 ------------
CAPITAL GOODS (5.5%)
AEROSPACE (3.6%)
British Aerospace plc ..................................................   269,900                  2,288,011
Lockheed Martin Corp. ..................................................    26,800                  2,271,300
United Technologies Corp. ..............................................    91,400                  9,939,750
                                                                                                 ------------
                                                                                                   14,499,061
                                                                                                 ------------
ELECTRICAL EQUIPMENT (1.7%)
Black & Decker Corp. ...................................................    21,700                  1,216,557
Emerson Electric Co. ...................................................    96,700                  5,850,350
                                                                                                 ------------
                                                                                                    7,066,907
                                                                                                 ------------
MACHINERY (0.2%)
Illinois Tool Works, Inc. ..............................................    12,300                    713,400
                                                                                                 ------------
 TOTAL CAPITAL GOODS ...................................................                           22,279,368
                                                                                                 ------------
CONSUMER CYCLICALS (9.3%)
AUTO RELATED (0.3%)
Federal-Mogul Corp. ....................................................     9,400                    559,300
Lucasvarity plc ........................................................   257,600                    859,353
                                                                                                 ------------
                                                                                                    1,418,653
                                                                                                 ------------
FOOD SERVICES, LODGING (1.6%)
CKE Restaurants, Inc. ..................................................    77,960                  2,294,948
Jarvis Hotels plc ......................................................    79,900                    155,540
McDonald's Corp. .......................................................    52,200                  3,999,825
                                                                                                 ------------
                                                                                                    6,450,313
                                                                                                 ------------
HOUSEHOLD FURNITURE, APPLIANCES (0.5%)
Newell Co. .............................................................    44,400                  1,831,500
                                                                                                 ------------
RETAIL--GENERAL (6.9%)
CVS Corp. ..............................................................    92,900                  5,109,500
Dayton Hudson Corp. ....................................................    70,500                  3,824,625
Fred Meyer, Inc.* ......................................................    74,000                  4,458,500



                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
Home Depot, Inc. .......................................................    35,300               $  2,159,919
Office Depot, Inc.* ....................................................    70,300                  2,596,706
Rite Aid Corp. .........................................................   182,000                  9,020,375
TJX Cos., Inc. .........................................................    29,700                    861,300
                                                                                                 ------------
                                                                                                   28,030,925
                                                                                                 ------------
 TOTAL CONSUMER CYCLICALS ..............................................                           37,731,391
                                                                                                 ------------
CONSUMER NON-CYCLICALS (20.1%)
DRUGS (6.0%)
American Home Products Corp. ...........................................   154,900                  8,722,806
Bristol-Myers Squibb Co. ...............................................    37,200                  4,977,825
Cardinal Health, Inc. ..................................................    40,750                  3,091,906
Pfizer, Inc. ...........................................................    62,600                  7,852,388
                                                                                                 ------------
                                                                                                   24,644,925
                                                                                                 ------------
FOODS (3.1%)
Archer Daniels Midland Co. .............................................   101,690                  1,747,797
Dean Foods Co. .........................................................    32,000                  1,306,000
Hershey Foods Corp. ....................................................    60,300                  3,749,906
Hormel Foods Corp. .....................................................    33,900                  1,110,225
McCormick & Co., Inc. (Non
  Voting) ..............................................................    40,300                  1,362,644
Ralston Purina Group ...................................................    98,600                  3,192,175
                                                                                                 ------------
                                                                                                   12,468,747
                                                                                                 ------------
HOSPITAL SUPPLIES & SERVICES (2.7%)
Guidant Corp. ..........................................................    52,100                  5,744,025
Healthsouth Corp.* .....................................................   236,558                  3,651,864
Monsanto Co. ...........................................................    30,600                  1,453,500
                                                                                                 ------------
                                                                                                   10,849,389
                                                                                                 ------------
RETAIL--FOOD (1.9%)
Albertson's, Inc. ......................................................    19,500                  1,241,906
American Stores Co. ....................................................    32,900                  1,215,244
Safeway, Inc.* .........................................................    90,000                  5,484,375
                                                                                                 ------------
                                                                                                    7,941,525
                                                                                                 ------------
SOAPS & TOILETRIES (5.0%)
Clorox Co. .............................................................    32,000                  3,738,000
Colgate Palmolive Co. ..................................................    41,300                  3,835,737
Dial Corp. .............................................................   109,500                  3,161,813
Gillette Co. ...........................................................    90,900                  4,391,606
Procter & Gamble Co. ...................................................    59,500                  5,433,094
                                                                                                 ------------
                                                                                                   20,560,250
                                                                                                 ------------
TOBACCO (1.4%)
Philip Morris Cos., Inc. ...............................................   105,000                  5,617,500
                                                                                                 ------------
 TOTAL CONSUMER NON-CYCLICALS                                                                      82,082,336
                                                                                                 ------------
CREDIT SENSITIVE (21.8%)
BANKS (4.6%)
Bank of New York Co., Inc. .............................................    88,600                  3,566,150
Chase Manhattan Corp. ..................................................    45,300                  3,083,231
Citigroup, Inc. ........................................................    47,700                  2,361,150
First Union Corp. ......................................................    64,062                  3,895,770
Istituto Bancario San Paolo
  S.p.A.* ..............................................................   178,133                  3,145,741
Wells Fargo Co. ........................................................    68,200                  2,723,738
                                                                                                 ------------
                                                                                                   18,775,780
                                                                                                 ------------
FINANCIAL SERVICES (6.3%)
American Express Co. ...................................................    21,000                  2,147,250
Associates First Capital Corp.,
  Class A ..............................................................    69,514                  2,945,656
Bear Stearns Co., Inc. .................................................    54,100                  2,021,988
CIT Group, Inc., Class A ...............................................    17,200                    547,175
Conseco, Inc. ..........................................................    66,323                  2,026,997

EQ ADVISORS TRUST
MFS RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                         NUMBER           VALUE
                                        OF SHARES        (NOTE 1)
                                      ------------   ---------------
Fannie Mae ........................       64,700     $  4,787,800
Federal Home Loan Mortgage
  Corp. ...........................       73,800        4,755,488
ING Groep N.V. ....................       62,835        3,831,197
Morgan Stanley Dean Witter &
  Co. .............................       35,000        2,485,000
                                                     ------------
                                                       25,548,551
                                                     ------------
INSURANCE (6.8%)
Ace Ltd. ..........................       57,400        1,976,712
Allstate Corp. ....................       44,100        1,703,362
CIGNA Corp. .......................       51,200        3,958,400
EXEL Ltd., Class A ................       15,408        1,155,600
Hartford Financial Services
  Group, Inc. .....................       78,300        4,296,713
Lincoln National Corp. ............       63,400        5,186,913
Nationwide Financial Services,
  Inc., Class A ...................       38,000        1,964,125
Reliastar Financial Corp. .........       52,762        2,433,647
United Healthcare Corp. ...........      120,000        5,167,500
                                                     ------------
                                                       27,842,972
                                                     ------------
UTILITY--ELECTRIC (0.5%)
CalEnergy Co., Inc.* ..............       61,600        2,136,750
                                                     ------------
UTILITY--TELEPHONE (3.6%)
MCI WorldCom, Inc.* ...............      157,415       11,294,526
Sprint Corp. (Fon Group) ..........       39,600        3,331,350
                                                     ------------
                                                       14,625,876
                                                     ------------
 TOTAL CREDIT SENSITIVE ...........                    88,929,929
                                                     ------------
DIVERSIFIED (4.5%)
MISCELLANEOUS (4.5%)
Federal Signal Corp. ..............       31,500          862,313
Tyco International Ltd. ...........      171,886       12,966,650
Walt Disney (The) Co. .............      155,200        4,656,000
                                                     ------------
 TOTAL DIVERSIFIED ................                    18,484,963
                                                     ------------
ENERGY (2.9%)
COAL & GAS PIPELINES (0.8%)
Columbia Energy Group .............       30,250        1,746,937
K N Energy, Inc. ..................       36,400        1,324,050
                                                     ------------
                                                        3,070,987
                                                     ------------
OIL--DOMESTIC (0.3%)
Amoco Corp. .......................        4,500          271,688
Mobil Corp. .......................       10,400          906,100
                                                     ------------
                                                        1,177,788
                                                     ------------
OIL--INTERNATIONAL (1.7%)
British Petroleum Co. plc (ADR)           74,509        7,078,355
                                                     ------------
OIL--SUPPLIES & CONSTRUCTION (0.1%)
Cooper Cameron Corp.* .............       22,100          541,450
                                                     ------------
 TOTAL ENERGY .....................                    11,868,580
                                                     ------------
TECHNOLOGY (22.8%)
ELECTRONICS (14.9%)
3Com Corp.* .......................       65,100        2,917,294
Analog Devices, Inc.* .............      136,200        4,273,275
BMC Software, Inc.* ...............      125,000        5,570,313



                                         NUMBER           VALUE
                                        OF SHARES        (NOTE 1)
                                      ------------   ---------------
Cadence Design Systems, Inc.* .....      109,700     $  3,263,575
Computer Associates
  International, Inc. .............       95,550        4,072,819
HBO & Co. .........................      265,100        7,605,056
Intel Corp. .......................       55,700        6,603,931
Lattice Semiconductor Corp.* ......        1,500           68,859
Microsoft Corp.* ..................      145,200       20,137,425
Sun Microsystems, Inc.* ...........       53,000        4,538,125
Synopsys, Inc.* ...................       32,500        1,763,125
                                                     ------------
                                                       60,813,797
                                                     ------------
OFFICE EQUIPMENT (5.8%)
Cisco Systems, Inc.* ..............       61,800        5,735,812
CompUSA, Inc.* ....................       84,400        1,102,475
EMC Corp.* ........................       37,100        3,153,500
Oracle Corp.* .....................      222,000        9,573,750
Xerox Corp. .......................       35,300        4,165,400
                                                     ------------
                                                       23,730,937
                                                     ------------
TELECOMMUNICATIONS (2.1%)
Alcatel Alsthom (ADR) .............      122,500        2,993,593
Aspect Telecommunications
  Corp.* ..........................       18,600          320,850
Lucent Technologies, Inc. .........       41,200        4,532,000
Sprint Corp. (PCS Group)* .........       19,750          456,719
                                                     ------------
                                                        8,303,162
                                                     ------------
 TOTAL TECHNOLOGY .................                    92,847,896
                                                     ------------
TOTAL COMMON STOCKS (94.7%)
   (Cost $327,419,362) ............                   386,042,777
                                                     ------------
                                        PRINCIPAL
                                         AMOUNT
                                        --------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (5.0%)
Federal Home Loan Mortgage
  Corporation
  (Discount Note), 1/4/99 .........   $ 290,000           289,887
Federal Home Loan Mortgage
  Corporation
  (Discount Note), 1/6/99 .........   5,513,000         5,509,125
Federal Home Loan Mortgage
  Corporation
  (Discount Note), 1/13/99 ........   6,700,000         6,688,610
Federal Home Loan Mortgage
  Corporation
  (Discount Note), 1/14/98 ........   7,800,000         7,785,692
                                                     ------------
TOTAL SHORT-TERM DEBT SECURITIES (5.0%)
 (Amortized Cost $20,273,314) .....                    20,273,314
                                                     ------------
TOTAL INVESTMENTS (99.7%)
  (Cost/Amortized Cost
  $347,692,676) ...................                   406,316,091
OTHER ASSETS
  LESS LIABILITIES (0.3%) .........                     1,302,909
                                                     ------------
NET ASSETS (100%) .................                  $407,619,000
                                                     ============

----------
*    Non-income producing
     Glossary:
     ADR--American Depositary Reciept

EQ ADVISORS TRUST
MFS RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998


--------------------------------------------------------------------------------
At December 31, 1998 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)






                                                      LOCAL
                                                    CONTRACT       COST ON         U.S.$         UNREALIZED
                                                     AMOUNT      ORIGINATION      CURRENT      APPRECIATION/
                                                     (000'S)         DATE          VALUE       (DEPRECIATION)
                                                   ----------   -------------   -----------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
British Pounds, expiring 1/7/99 ................          8        $ 14,102      $ 13,934         $  (168)
Italian Lira, expiring 1/6/99 ..................    166,553         100,753       100,757               4
Netherlands Guilder, 1/5/99 ....................        233         123,540       123,975             434
FOREIGN CURRENCY SALE CONTRACTS
British Pounds, expiring 1/4/99-1/7/99 .........        222         372,117       369,637           2,480
                                                                                                  -------
                                                                                                  $ 2,750
                                                                                                  =======

Investment security transactions for the year ended December 31, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $393,018,547
U.S. Government securities .............................       5,094,486
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     166,714,606

As of December 31, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........    $  67,234,197
Aggregate gross unrealized depreciation ..........      (10,729,268)
                                                      -------------
Net unrealized appreciation ......................    $  56,504,929
                                                      =============
Federal income tax cost of investments ...........    $ 349,811,162
                                                      =============

At December 31, 1998 the Portfolio had loaned securities with a total value of $18,335,052, which was secured by collateral of $17,820,637.

The value of the collateral was sufficient at the time loan agreements were entered into. As a result of an increase in the market value of the loaned securities on the last business day for the year, the Portfolio was furnished with additional collateral the following business day. For the period from January 1, 1998 to December 31, 1998 the Portfolio incurred approximately $408 and $48 as brokerage commissions with Donaldson, Lufkin and Jenrette Securities Corp. and Pershing Trading Co., LP respectively, both affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $5,142,662 which expires in the year 2006.
















                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
COMMON STOCKS:
BASIC MATERIALS (2.9%)
CHEMICALS (1.5%)
Dow Chemical Co. .......................................................    3,600                 $    327,375
E.I. Du Pont de Nemours & Co.                                              10,300                      546,544
Eastman Chemical Co. ...................................................    5,353                      239,547
                                                                                                  ------------
                                                                                                     1,113,466
                                                                                                  ------------
PAPER (1.4%)
Kimberly Clark Corp. ...................................................    7,800                      425,100
Temple-Inland, Inc. ....................................................    2,560                      151,840
Weyerhaeuser Co. .......................................................   10,500                      533,531
                                                                                                  ------------
                                                                                                     1,110,471
                                                                                                  ------------
 TOTAL BASIC MATERIALS .................................................                             2,223,937
                                                                                                  ------------
BUSINESS SERVICES (2.1%)
PRINTING, PUBLISHING,
  BROADCASTING (1.7%)
McGraw Hill Cos., Inc. .................................................    3,800                      387,125
MediaOne Group, Inc.* ..................................................   10,400                      488,800
Tribune Co. ............................................................    6,100                      402,600
                                                                                                  ------------
                                                                                                     1,278,525
                                                                                                  ------------
TRUCKING, SHIPPING (0.4%)
Ryder System, Inc. .....................................................   12,200                      317,200
                                                                                                  ------------
 TOTAL BUSINESS SERVICES ...............................................                             1,595,725
                                                                                                  ------------
CAPITAL GOODS (2.4%) ...................................................
AEROSPACE (1.0%)
Allied Signal, Inc. ....................................................    8,500                      376,656
Raytheon Co., Class B ..................................................    7,200                      383,400
                                                                                                  ------------
                                                                                                       760,056
                                                                                                  ------------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.3%)
Sherwin-Williams Co. ...................................................    7,100                      208,562
                                                                                                  ------------
ELECTRICAL EQUIPMENT (0.6%)
Emerson Electric Co. ...................................................    6,400                      387,200
Rockwell International Corp. ...........................................    1,760                       85,470
                                                                                                  ------------
                                                                                                       472,670
                                                                                                  ------------
MACHINERY (0.5%)
Deere & Co. ............................................................   10,500                      347,813
                                                                                                  ------------
 TOTAL CAPITAL GOODS ...................................................                             1,789,101
                                                                                                  ------------
CONSUMER CYCLICALS (5.2%)
AIRLINES (0.9%)
Delta Airlines, Inc. ...................................................    6,300                      327,600
UAL Corp.* .............................................................    6,200                      370,063
                                                                                                  ------------
                                                                                                       697,663
                                                                                                  ------------
AUTOS & TRUCKS (1.5%)
Ford Motor Co. .........................................................   11,900                      698,381
General Motors Corp. ...................................................    6,400                      458,000
                                                                                                  ------------
                                                                                                     1,156,381
                                                                                                  ------------
PHOTO & OPTICAL (0.4%)
Eastman Kodak Co. ......................................................    4,600                      331,200
                                                                                                  ------------
RETAIL--GENERAL (2.4%)
Federated Department Stores,
  Inc.* ................................................................    8,600                      374,637
Hasbro, Inc. ...........................................................   10,400                      375,700
J.C. Penny Co. .........................................................    4,200                      196,875



                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
May Department Stores Co. ..............................................    6,000                 $    362,250
Sears Roebuck & Co. ....................................................   11,000                      467,500
                                                                                                  ------------
                                                                                                     1,776,962
                                                                                                  ------------
 TOTAL CONSUMER CYCLICALS ..............................................                             3,962,206
                                                                                                  ------------
CONSUMER NON-CYCLICALS (11.9%)
BEVERAGES (1.1%)
Anheuser-Busch Cos., Inc. ..............................................    8,300                      544,688
Whitman Corp. ..........................................................   11,200                      284,200
                                                                                                  ------------
                                                                                                       828,888
                                                                                                  ------------
CONTAINERS (0.5%)
Owens-Illinois, Inc.* ..................................................   12,000                      367,500
                                                                                                  ------------
DRUGS (4.4%)
American Home Products Corp. ...........................................   13,100                      737,694
Bristol-Myers Squibb Co. ...............................................    7,800                    1,043,737
Merck & Co., Inc. ......................................................    4,700                      694,131
Pharmacia & Upjohn, Inc. ...............................................   14,800                      838,050
                                                                                                  ------------
                                                                                                     3,313,612
                                                                                                  ------------
FOODS (2.0%)
ConAgra, Inc. ..........................................................   13,900                      437,850
H.J. Heinz Co. .........................................................    6,000                      339,750
Nabisco Holdings Corp. .................................................    5,800                      240,700
Sara Lee Corp. .........................................................   16,600                      467,912
                                                                                                  ------------
                                                                                                     1,486,212
                                                                                                  ------------
HOSPITAL SUPPLIES & SERVICES (1.5%)
Baxter International, Inc. .............................................    9,100                      585,244
Columbia HCA Healthcare Corp.                                              12,700                      314,325
Healthsouth Corp.* .....................................................   15,500                      239,281
                                                                                                  ------------
                                                                                                     1,138,850
                                                                                                  ------------
RETAIL--FOOD (0.5%)
Albertson's, Inc. ......................................................    6,500                      413,969
                                                                                                  ------------
SOAPS & TOILETRIES (0.6%)
Colgate Palmolive Co. ..................................................    4,200                      390,074
Procter & Gamble Co. ...................................................    1,100                      100,444
                                                                                                  ------------
                                                                                                       490,518
                                                                                                  ------------
TOBACCO (1.3%)
Philip Morris Cos., Inc. ...............................................   18,400                      984,400
                                                                                                  ------------
 TOTAL CONSUMER NON-CYCLICALS...........................................                             9,023,949
                                                                                                  ------------
CREDIT SENSITIVE (22.6%)
BANKS (8.2%)
Bank One Corp. .........................................................   14,088                      719,369
BankAmerica Corp. ......................................................   19,200                    1,154,400
BankBoston Corp. .......................................................    3,700                      144,069
Charter One Financial, Inc. ............................................    8,710                      241,703
Chase Manhattan Corp. ..................................................    1,100                       74,869
Citigroup, Inc. ........................................................   18,100                      895,950
First Union Corp. ......................................................    7,100                      431,769
J.P. Morgan & Co. ......................................................    3,300                      346,706
KeyCorp ................................................................   11,074                      354,368
Mercantile Bancorp, Inc. ...............................................    4,300                      198,337
PNC Bank Corp. .........................................................    8,500                      460,062
Synovus Financial Corp. ................................................    8,216                      200,265
Washington Mutual, Inc. ................................................   10,300                      393,331
Wells Fargo Co. ........................................................   15,000                      599,062
                                                                                                  ------------
                                                                                                     6,214,260
                                                                                                  ------------

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
FINANCIAL SERVICES (1.9%)
Fannie Mae .............................................................     7,360                $    544,640
Merrill Lynch & Co. ....................................................     5,300                     353,775
Morgan Stanley Dean Witter &
  Co. ..................................................................     7,200                     511,200
                                                                                                  ------------
                                                                                                     1,409,615
                                                                                                  ------------
INSURANCE (2.7%)
Allstate Corp. .........................................................     9,300                     359,213
American General Corp. .................................................     7,800                     608,400
CIGNA Corp. ............................................................     6,400                     494,800
Hartford Financial Services
  Group, Inc. ..........................................................     4,514                     247,706
Lincoln National Corp. .................................................     4,500                     368,156
                                                                                                  ------------
                                                                                                     2,078,275
                                                                                                  ------------
REAL ESTATE (0.8%)
Equity Residential Property Trust                                            8,200                     331,588
Starwood Hotels and Resorts
  Worldwide, Inc. ......................................................    12,000                     272,250
                                                                                                  ------------
                                                                                                       603,838
                                                                                                  ------------
UTILITY--ELECTRIC (2.9%)
Duke Energy Corp. ......................................................     7,968                     510,450
Edison International ...................................................     4,300                     119,862
Entergy Corp. ..........................................................    11,600                     361,050
OGE Energy Corp. .......................................................    12,600                     365,400
PP&L Resources, Inc. ...................................................     8,100                     225,788
Potomac Electric Power Co. .............................................    11,000                     289,437
Western Resources, Inc. ................................................     9,800                     325,850
                                                                                                   ------------
                                                                                                     2,197,837
                                                                                                   ------------
UTILITY--GAS (0.9%)
Enron Corp. ............................................................     6,800                     388,025
Sempra Energy ..........................................................    12,801                     324,820
                                                                                                  ------------
                                                                                                       712,845
                                                                                                   ------------
UTILITY--TELEPHONE (5.2%)
AT&T Corp. .............................................................    10,100                     760,025
Ameritech Corp. ........................................................    11,300                     716,138
Bell Atlantic Corp. ....................................................     8,400                     445,200
GTE Corp. ..............................................................    15,300                     994,500
SBC Communications, Inc. ...............................................    11,900                     638,137
Sprint Corp. (Fon Group) ...............................................     5,200                     437,450
                                                                                                   ------------
                                                                                                     3,991,450
                                                                                                   ------------
 TOTAL CREDIT SENSITIVE ................................................                            17,208,120
                                                                                                  ------------
DIVERSIFIED (0.6%)
MISCELLANEOUS (0.6%)
Minnesota Mining &
  Manufacturing Co. ....................................................     6,200                     440,975
                                                                                                  ------------
ENERGY (7.0%)
COAL & GAS PIPELINES (0.2%)
Consolidated Natural Gas Co. ...........................................     2,300                     124,200
                                                                                                  ------------
OIL--DOMESTIC (3.7%)
Chevron Corp. ..........................................................     5,300                     439,569
Exxon Corp. ............................................................    12,113                     885,763
Kerr-McGee Corp. .......................................................     8,000                     306,000
Mobil Corp. ............................................................     8,900                     775,413
Occidental Petroleum Corp. .............................................     5,200                      87,750
Tosco Corp. ............................................................    11,200                     289,800
                                                                                                  ------------
                                                                                                     2,784,295
                                                                                                  ------------



                                                                                    NUMBER                 VALUE
                                                                                   OF SHARES             (NOTE 1)
                                                                             --------------------   ------------------
OIL--INTERNATIONAL (1.5%)
British Petroleum Co. plc (ADR)                                             7,600                 $    722,000
Conoco, Inc., Class A* .................................................    7,000                      146,125
Elf Acquitaine S.A. (ADR) ..............................................    5,600                      317,100
                                                                                                  ------------
                                                                                                     1,185,225
                                                                                                  ------------
OIL--SUPPLIES & CONSTRUCTION (0.5%)
Halliburton Co. ........................................................   12,300                      364,387
                                                                                                  ------------
RAILROADS (1.1%)
Burlington Northern Santa Fe
  Corp. ................................................................   16,000                      540,000
Norfolk Southern Corp. .................................................   10,000                      316,875
                                                                                                  ------------
                                                                                                       856,875
                                                                                                  ------------
  TOTAL ENERGY .........................................................                             5,314,982
                                                                                                  ------------
TECHNOLOGY (5.1%)
ELECTRONICS (1.0%)
Computer Associates
  International, Inc. ..................................................    8,300                      353,788
Texas Instruments, Inc. ................................................    4,500                      385,031
                                                                                                  ------------
                                                                                                       738,819
                                                                                                  ------------
OFFICE EQUIPMENT (2.9%)
Apple Computer, Inc.* ..................................................    7,800                      319,312
Compaq Computer Corp. ..................................................   15,700                      658,419
International Business Machines
  Corp. ................................................................    4,200                      775,950
Xerox Corp. ............................................................    4,000                      472,000
                                                                                                  ------------
                                                                                                     2,225,681
                                                                                                  ------------
TELECOMMUNICATIONS (1.2%)
Alltel Corp. ...........................................................    6,800                      406,725
Motorola, Inc. .........................................................    8,600                      525,138
                                                                                                  ------------
                                                                                                       931,863
                                                                                                  ------------
 TOTAL TECHNOLOGY ......................................................                             3,896,363
                                                                                                  ------------
TOTAL COMMON STOCKS: (59.8%)
  (Cost $42,264,725)....................................................                            45,455,358
                                                                                                  ------------
PREFERRED STOCKS:
BUSINESS SERVICES (0.0%)
ENVIRONMENTAL CONTROL (0.0%)
TCR Holding Corp.* .....................................................       10                            1
                                                                                                  ------------
CREDIT SENSITIVE (0.4%)
FINANCIAL SERVICES (0.4%)
Centaur Funding Corp.
  9.08%, 4/21/20* (SS.) + ..............................................       85                       87,307
K-Mart Financing .......................................................    2,700                      156,431
Webster Capital Corp., Series A ........................................       40                       42,151
                                                                                                  ------------
 TOTAL CREDIT SENSITIVE ................................................                               285,889
                                                                                                  ------------
TOTAL PREFERRED STOCKS: (0.4%)
 (Cost $273,505)........................................................                               285,890
                                                                                                  ------------


                                        PRINCIPAL
                                         AMOUNT
                                       ----------
CONVERTIBLE BONDS
CONSUMER NON-CYCLICALS (0.1%)
HOSPITAL SUPPLIES & SERVICES (0.1%)
Healthsouth Corp. 3.25%, 4/1/03.....   $100,000     85,500
                                                    ------


EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998


                                          PRINCIPAL          VALUE
                                            AMOUNT         (NOTE 1)
                                        -------------   --------------
TECHNOLOGY (0.2%)
OFFICE EQUIPMENT (0.2%)
Western Digital Corp.
 (Zero Coupon) 2/18/18 (SS.) +.......   $   50,000      $    15,188
 (Zero Coupon) 2/18/18 ..............      300,000           91,125
                                                        -----------
 TOTAL TECHNOLOGY ...................                       106,313
                                                        -----------
TOTAL CONVERTIBLE BONDS (0.3%)
 (Cost $166,290).....................                       191,813
                                                        -----------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS (0.7%)
CHEMICALS (0.7%)
Arco Chemical Co.
  9.80%, 2/1/20 .....................       45,000           45,395
IMC Global, Inc.
  7.40%, 11/1/02 ....................       35,000           35,401
Monsanto Co.
  6.60%, 12/1/28 (SS.) +.............      430,000          430,601
Solutia, Inc. 6.72%, 10/15/37........       55,000           56,444
                                                        -----------
 TOTAL BASIC MATERIALS ..............                       567,841
                                                        -----------
BUSINESS SERVICES (0.5%)
ENVIRONMENTAL CONTROL (0.2%)
Waste Management
  Technologies, Inc.
  7.70%, 10/1/02 (Step
  Bond) .............................       50,000           53,020
U.S. Filter Corp.
  6.50%, 5/15/03 (SS.)+ .............       75,000           72,975
                                                        -----------
                                                            125,995
                                                        -----------
PRINTING, PUBLISHING,
  BROADCASTING (0.3%)
News America Holdings,
  Inc. 7.75%, 12/1/45 ...............      145,000          154,507
Viacom, Inc. 7.75%, 6/1/05 ..........       95,000          103,864
                                                        -----------
                                                            258,371
                                                        -----------
 TOTAL BUSINESS SERVICES ............                       384,366
                                                        -----------
CAPITAL GOODS (0.3%)
AEROSPACE (0.3%)
Boeing Co. 6.625%, 2/15/38...........      250,000          254,366
                                                        -----------
CONSUMER CYCLICALS (1.2%)
AIRLINES (0.3%)
Continental Airlines, Inc.,
 Series 97 Class 4C
  6.80%, 7/2/07 .....................       60,000           59,921
Series 98 Class 1C
  6.541%, 9/15/09 ...................       40,000           39,047
Series 98 Class 2A
  6.32%, 11/1/08 ....................      110,000          110,767
                                                        -----------
                                                            209,735
                                                        -----------
AUTOS & TRUCKS (0.1%)
DaimlerChrysler AG,
  Class B 7.45%, 2/1/97 .............       40,000           46,171
Ford Motor Co.
  6.625%, 10/1/28 ...................       55,000           56,775

                                         PRINCIPAL          VALUE
                                           AMOUNT         (NOTE 1)
                                       -------------   --------------
Ford Motor Credit Co.
  5.125%, 10/15/01 .................   $   10,000      $     9,931
                                                       -----------
                                                           112,877
                                                       -----------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.2%)
Newell Co. 6.35%, 7/15/08 ..........      125,000          130,253
                                                       -----------
LEISURE RELATED (0.5%)
Time Warner, Inc.
  8.375%, 7/15/33 ..................      280,000          347,201
                                                       -----------
RETAIL--GENERAL (0.1%)
Sears Roebuck Acceptance
  Corp. 6.50%, 12/1/28 .............       90,000           88,748
                                                       -----------
 TOTAL CONSUMER CYCLICALS ..........                       888,814
                                                       -----------
CONSUMER NON-CYCLICALS (0.6%)
BEVERAGES (0.2%)
Diageo plc 6.125%, 8/15/05 .........      140,000          145,490
                                                       -----------
CONTAINERS (0.1%)
Ball Corp. Series
  7.75%, 8/1/06 (SS.)+..............      100,000          105,000
                                                       -----------
HOSPITAL SUPPLIES & SERVICES (0.0%)
Manor Care, Inc.
  7.50%, 6/15/06 ...................       10,000           10,546
                                                       -----------
TOBACCO (0.3%)
Philip Morris Cos., Inc.
 7.25%, 1/15/03 ....................      190,000          200,534
 7.125%, 10/1/04 ...................       10,000           10,669
                                                       -----------
                                                           211,203
                                                       -----------
 TOTAL CONSUMER
   NON-CYCLICALS ...................                       472,239
                                                       -----------
CREDIT SENSITIVE (26.3%)
BANKS (0.2%)
FCB/NC Capital Trust I
  8.05%, 3/1/28 (SS.) + ............       40,000           41,000
Merita Bank Ltd.
  6.50%, 1/15/06 ...................       65,000           66,728
Nationsbank Corp.
  6.50%, 8/15/03 ...................       65,000           67,342
                                                       -----------
                                                           175,070
                                                       -----------
COLLATERALIZED MORTGAGE
  OBLIGATIONS (1.3%)
Commercial Mortgage
  Acceptance Corp.
 Series 97-ML1, Class A2
  6.53%, 6/15/07 ...................       20,000           20,813
 Series 97-ML1, Class A3
  6.57%, 12/15/30 ..................       76,000           79,572
 Series 98-C2, Class A2
  6.03%, 3/15/08 ...................      150,000          148,906
Chase Mortgage Finance
  Corp.,
 Series 98-S2, Class A14
  6.75%, 7/25/28 ...................       30,000           30,458
First Union-Lehman Brothers
 Series 98-C2 Class A2
  6.56%, 11/18/08 ..................       60,000           62,131
 Series 98-C2, Class D
  6.778%, 3/18/13 ..................       25,000           23,568

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                   PRINCIPAL             VALUE
                                                     AMOUNT            (NOTE 1)
                                               -----------------   ----------------
General Motors Acceptance
  Corp.
 Series 98-C1, Class E
  7.153%, 5/15/30 ....................         $    50,000         $   49,418
 Series 98-C2, Class A2
  6.42%, 5/15/31 .....................             163,635            169,625
General Electric Capital
  Mortgage
 Series 98-11, Class 2A4
  6.75%, 6/25/28 .....................              50,000             51,215
Goldman Sachs Mortgage
  Securities Corp.,
 Series 98, GL2, ClassA2
  6.562%, 4/13/31 ....................              20,000             20,756
 Series 98, GL2, Class D
  7.191%, 4/13/31 ....................              25,000             24,320
Green Tree Financial Corp.
 Series 98-2, Class A5 6.24%,
  3/18/28 ............................              50,000             50,516
Green Tree Recreational
  Equipment
 Series 98-A, Class A1C
  6.18%, 6/15/19 .....................              39,191             39,926
Lehman Manufactured
  Housing Trust
 Series 98-1 0.82%, 7/15/28 ..........             250,000              9,980
Mashantucket Pequot Tribe
 6.57%, 9/1/13 (SS.)+ ................              90,000             89,663
Morgan Stanley Capital Corp.
 Series 96-WF1, Class A2
  7.2275%, 1/16/06 ...................              20,000             21,187
Residential Asset
  Securitization Trust
 Series 98, Class A12 A14
  8.00%, 11/25/28 ....................              75,000             79,215
                                                                   ----------
                                                                      971,269
                                                                   ----------
FINANCIAL SERVICES (2.6%)
AFC Capital Trust I, Series B
  8.207%, 2/3/27 .....................              25,000             28,014
Associates Corp. of North
  America 6.25%, 11/1/08 .............             175,000            181,216
Avalon Properties, Inc.
  6.625%, 1/15/05 ....................              30,000             29,431
CIT Group Holdings
  5.50%, 10/15/01 ....................              95,000             94,550
Commercial Credit Corp.
  7.75%, 3/1/05 ......................              25,000             27,567
ERP Operating LP
  6.63%, 4/13/05 .....................             100,000             98,676
Finova Capital Corp.
 6.25%, 11/01/02 .....................              90,000             90,799
 7.40%, 6/1/07 .......................              65,000             68,629
Fleet Financial Group, Inc.
  6.875%, 1/15/28 ....................              25,000             26,198
Ford Motor Credit Co.
  6.00%, 1/14/03 .....................              36,000             36,457
Household Financial Co.
  6.50%, 11/15/08 ....................              50,000             52,007
Household Netherlands BV
  6.20%, 12/1/03 .....................             515,000            518,849



                                                   PRINCIPAL             VALUE
                                                     AMOUNT            (NOTE 1)
                                               -----------------   ----------------
KN Cap Trust III
  7.63%, 4/15/28 .....................         $    55,000         $   51,819
Lehman Brothers Holdings,
  Inc. 6.50%, 10/1/02 ................             105,000            105,098
Merrill Lynch & Co., Inc.,
  Series B 6.13%, 4/7/03 .............              40,000             40,656
Newcourt Credit Corp.
  7.125%, 12/17/03 (SS.) + ...........              70,000             69,346
Norwest Corp., Series J
  6.75%, 12/15/27 ....................              40,000             39,767
Paine Webber Group, Inc.
 6.55%, 4/15/05 ......................              60,000             60,058
 Series C 6.52%, 4/6/08 ..............              60,000             59,920
Provident Cos., Inc.
  7.405%, 3/15/38 ....................              75,000             76,791
Salomon, Inc. 6.75%, 2/15/03 .........              45,000             46,388
The Money Store, Inc.
  8.05%, 4/15/02 .....................              35,000             37,410
Toyota Motor Credit Co.
  5.625%, 11/13/03 ...................              75,000             75,760
Wilmington Trust Corp.
  6.625%, 5/1/08 .....................              90,000             93,229
                                                                   ----------
                                                                    2,008,635
                                                                   ----------
FOREIGN GOVERNMENT (0.6%)
Ontario Province
  5.50%, 10/1/08 .....................             215,000            216,548
Province of Quebec
  7.50%, 7/15/02 .....................              50,000             53,138
German Unity Bond
 8.00%, 1/21/02 ......................   DEM        70,000             47,533
Republic of Germany
 Series 98 5.625%, 1/4/28 ............             230,000            155,968
                                                                   ----------
                                                                      473,187
                                                                   ----------
INSURANCE (0.6%)
UNUM Corp.
  6.75%, 12/15/28 ....................         $   265,000            265,000
American General
  Finance Corp.
 5.70%, 2/7/01 .......................              50,000             50,225
 8.125%, 3/15/46 (SS.)+...............              70,000             80,801
Hartford Life, Inc.
  7.65%, 6/15/27 .....................              15,000             16,684
Travelers Property &
  Casualty, Inc.
  6.75%, 4/15/01 .....................              50,000             51,203
                                                                   ----------
                                                                      463,913
                                                                   ----------
REAL ESTATE (0.3%)
Avalon Properties, Inc.
  6.875%, 12/15/07 ...................              25,000             24,680
EOP Operating L.P.
  6.75%, 2/15/08 .....................             145,000            141,880
Omega Healthcare Investors,
  Inc. 6.95%, 8/1/07 .................              50,000             44,763
                                                                   ----------
                                                                      211,323
                                                                   ----------
U.S. GOVERNMENT (10.9%)
U.S. Treasury Note
 5.50%, 5/31/00 ......................             740,000            748,788
 4.625%, 9/30/00 .....................             460,000            459,281
 6.25%, 8/31/02 ......................             620,000            651,775

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                             PRINCIPAL             VALUE
                                               AMOUNT            (NOTE 1)
                                         -----------------   ----------------
 5.875%, 9/30/02 .....................   $   10,000          $   10,400
 5.625%, 12/31/02 ....................      490,000             506,231
 5.50%, 3/31/03 ......................    1,120,000           1,153,951
 5.50%, 5/31/03 ......................    1,690,000           1,744,398
 5.25%, 8/15/03 ......................      265,000             271,708
 5.75%, 8/15/03 ......................       60,000              62,644
 4.25%, 11/15/03 .....................      895,000             883,535
 7.00%, 7/15/06 ......................      320,000             364,500
 6.125%, 11/15/27 ....................      630,000             705,797
 5.50%, 8/15/28 ......................      335,000             351,227
 5.25%, 11/15/28 .....................      375,000             383,906
                                                             ----------
                                                              8,298,141
                                                             ----------
U.S. GOVERNMENT AGENCIES (8.9%)
Federal National Mortgage
  Association
 7.00%, 2/1/12 .......................       73,138              74,783
 6.00%, 6/1/12 .......................      262,600             263,256
 6.50%, 4/1/13 .......................      406,575             412,547
 6.50%, 7/1/13 .......................       28,606              29,026
 7.00%, 10/1/13 ......................      404,517             413,619
 6.00%, 10/1/13 ......................      169,664             170,088
 6.00%, 12/1/13 ......................      479,750             480,949
 9.00%, 8/1/26 .......................      198,528             210,067
 7.00%, 7/1/28 .......................          293                 299
 6.50%, 8/1/28 .......................      440,292             443,319
 6.50%, 9/1/28 .......................      155,017             156,083
 6.50%, 10/1/28 ......................       77,450              77,982
 6.50%, 11/1/28 ......................      158,802             159,894
 6.00%, 1/15/29 TBA ..................      935,000             922,723
Government National
  Mortgage Association
 8.00%, 7/15/25 ......................      114,333             118,843
 7.00%, 9/15/25 ......................       57,203              58,618
 7.00%, 12/15/25 .....................       57,652              59,078
 6.50%, 3/15/26 ......................      150,731             152,400
 8.00%, 10/15/26 .....................      129,400             134,490
 7.00%, 11/15/26 .....................       30,149              30,874
 7.00%, 7/15/27 ......................       48,197              49,368
 7.00%, 9/15/27 ......................       23,900              24,481
 7.00%, 11/15/27 .....................      514,035             526,524
 7.00%, 2/15/28 ......................       22,760              23,315
 7.00%, 3/15/28 ......................      398,950             408,549
 7.00%, 4/15/28 ......................       79,201              81,106
 7.00%, 5/15/28 ......................      141,505             144,957
 7.00%, 11/15/28 .....................      545,551             558,677
 6.50%, 12/15/28 .....................      505,000             510,525
 8.00%, 1/15/29 TBA ..................       90,000              92,446
                                                             ----------
                                                              6,788,886
                                                             ----------
UTILITY--ELECTRIC (0.5%)
Arizona Public Service Co.
  6.75%, 11/15/06 ....................       50,000              53,032
Baltimore Gas & Electric Co.
  6.90%, 2/1/05 ......................       50,000              52,874
CMS Energy Corp.
  7.00%, 1/15/05 .....................       25,000              24,786
CalEnergy, Inc.
  7.63%, 10/15/07 ....................       60,000              64,228
Connecticut Light & Power
  Co., Series C 7.75%, 6/1/02.........       20,000              20,659



                                             PRINCIPAL             VALUE
                                               AMOUNT            (NOTE 1)
                                         -----------------   ----------------
Public Service Electric & Gas
  Co. 8.875%, 6/1/03 .................   $   50,000          $   56,315
Texas Utilities Co.
  7.46%, 1/1/15 ......................       40,000              44,027
Transamerica Energy 0.00%,
  6/15/02 (Step Bond) ................      115,000              32,200
                                                             ----------
                                                                348,121
                                                             ----------
UTILITY--GAS (0.3%)
Enron Corp. 6.40%, 7/15/06 ...........       40,000              40,418
Express Pipeline, Inc.
  7.39%, 12/31/17 (SS.)+ .............       20,000              19,559
KN Energy, Inc. 6.80%, 3/1/08.........       45,000              45,373
Louis Dreyfus Natural Gas
  Corp. 6.875%, 12/1/07 ..............       85,000              80,796
                                                             ----------
                                                                186,146
                                                             ----------
UTILITY--TELEPHONE (0.1%)
U.S. West Communications
  5.625%, 11/15/08 ...................       40,000              40,473
                                                             ----------
 TOTAL CREDIT SENSITIVE ..............                       19,965,164
                                                             ----------
DIVERSIFIED (0.1%)
MISCELLANEOUS (0.1%)
Tyco International Group
  6.375%, 6/15/05 ....................       90,000              92,114
                                                             ----------
ENERGY (1.4%)
COAL & GAS PIPELINES (0.1%)
Columbia Gas Systems, Inc.
  6.61%, 11/28/02 ....................       65,000              67,352
                                                             ----------
OIL--DOMESTIC (0.1%)
Coastal Corp.
 6.50%, 6/1/08 .......................       25,000              25,438
 6.95%, 6/2/28 .......................       75,000              75,097
                                                             ----------
                                                                100,535
                                                             ----------
OIL--INTERNATIONAL (0.3%)
Petro-Canada 7.00%, 11/15/28..........      150,000             147,918
Statoil 6.50%, 12/1/28 (SS.) +........       75,000              73,426
                                                             ----------
                                                                221,344
                                                             ----------
OIL--SUPPLIES & CONSTRUCTION (0.4%)
Petroleum Geo-Services
  7.50%, 3/31/07 .....................      245,000             261,038
                                                             ----------
RAILROADS (0.5%)
Burlington Northern Santa Fe
  Corp. 6.875%, 12/1/27 ..............      100,000             104,174
CSX Corp. 7.95%, 5/1/27 ..............      260,000             300,593
                                                             ----------
                                                                404,767
                                                             ----------
  TOTAL ENERGY .......................                        1,055,036
                                                             ----------
TECHNOLOGY (1.4%)
ELECTRONICS (0.1%)
Micron Technology, Inc.
  7.00%, 7/1/04 ......................       90,000              96,638
                                                             ----------
OFFICE EQUIPMENT (0.2%)
Dell Computer Corp.
  7.10%, 4/15/28 .....................      155,000             157,049
                                                             ----------
TELECOMMUNICATIONS (1.1%)
AT&T Capital Corp.
  6.60%, 5/15/05 .....................       55,000              52,693

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998


                                               PRINCIPAL         VALUE
                                                AMOUNT         (NOTE 1)
                                             ------------   --------------
AirTouch Communications,
  Inc. 6.65%, 5/1/08 ...............         $   30,000     $    31,876
Colt Telecom Group plc
 8.875%, 11/30/07 ..................   GBP       50,000          30,903
 7.625%, 7/31/08 ...................             75,000          44,442
LCI International, Inc.
  7.25%, 6/15/07 ...................         $   80,000          82,275
Sprint Capital Corp.
 5.70%, 11/15/03 ...................             75,000          75,066
 6.125%, 11/15/08 ..................             20,000          20,445
 6.875%, 11/15/28 ..................             90,000          93,757
TCI Communications, Inc.
 8.65%, 9/15/04 ....................            110,000         126,506
 7.125%, 2/15/28 ...................            110,000         120,353
WorldCom, Inc.
  6.40%, 8/15/05 ...................            100,000         103,932
                                                            -----------
                                                                782,248
                                                            -----------
 TOTAL TECHNOLOGY ..................                          1,035,935
                                                            -----------
TOTAL LONG-TERM DEBT
  SECURITIES: (32.5%)
 (Cost $24,414,640).................                         24,715,875
                                                            -----------
SHORT-TERM DEBT SECURITIES:
REPURCHASE AGREEMENTS (8.3%)
Merrill Lynch 4.80%, dated
  12/31/98, due 1/4/99, to be
  repurchased at $6,327,373,
  collateralized by $3,970,000
  of U. S. Treasury Bonds,
  10.625% due 8/15/15, valued
  at $6,461,175 (Cost
  $6,324,000).......................          6,324,000       6,324,000
                                                            -----------
TOTAL INVESTMENTS (101.3%)
 (Cost $73,443,161).......... ......                         76,972,936
OTHER ASSETS
 LESS LIABILITIES (-1.3%) ... ......                           (995,751)
                                                            -----------
NET ASSETS (100%) ..................                        $75,977,185
                                                            ===========






----------
*     Non-income producing

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1998 these securities amounted to $1,084,866 or 1.43% of net assets.

(SS.)Illiquid security: is not actively traded.

     Glossary:
     ADR--American Depositary Receipt
     TBA--Security is subject to delayed delivery
     DEM--German Mark
     GBP--British Pound

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998

--------------------------------------------------------------------------------
At December 31, 1998 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)






                                             LOCAL
                                           CONTRACT       COST ON          U.S.$         UNREALIZED
                                            AMOUNT      ORIGINATION       CURRENT       APPRECIATION
                                            (000'S)         DATE           VALUE       (DEPRECIATION)
                                          ----------   -------------   ------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
German Mark, expiring 2/17/99 .........        461        $275,816      $ 277,036        $   1,220
Korean Won, expiring 3/11/99 ..........     78,465          46,385         64,993           18,608
FOREIGN CURRENCY SALE CONTRACTS
German Mark, expiring 2/17/99 .........        899         538,100        540,495           (2,395)
Korean Won, expiring 3/11/99 ..........     78,465          47,058         64,993          (17,935)
                                                                                         ---------
                                                                                         $    (502)
                                                                                         =========

Investment security transactions for the year ended December 31, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........  $64,576,149
U.S. Government securities .............................   39,574,028
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........   31,910,593
U.S. Government securities .............................   29,345,912

As of December 31, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........  $  5,329,299
Aggregate gross unrealized depreciation ..........    (1,956,220)
                                                    ------------
Net unrealized appreciation ......................  $  3,373,079
                                                    ============
Federal income tax cost of investments ...........  $ 73,599,319
                                                    ============

At December 31, 1998 the Portfolio had loaned securities with a total value of $7,502,455, which was secured by collateral valued at $7,601,915 of which $2,688,640 was in the form of U.S. Government securities.




















                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
COMMON STOCKS:
BASIC MATERIALS (3.0%)
CHEMICALS (1.9%)
E.I. Du Pont de Nemours & Co.                                               98,806               $  5,242,893
Eastman Chemical Co. ...................................................    51,151                  2,289,007
Witco Corp. ............................................................    80,325                  1,280,180
                                                                                                 ------------
                                                                                                    8,812,080
                                                                                                 ------------
PAPER (1.1%)
Boise Cascade Corp. ....................................................   111,890                  3,468,590
Kimberly Clark Corp. ...................................................    32,485                  1,770,433
                                                                                                 ------------
                                                                                                    5,239,023
                                                                                                 ------------
 TOTAL BASIC MATERIALS .................................................                           14,051,103
                                                                                                 ------------
BUSINESS SERVICES (3.2%)
ENVIRONMENTAL CONTROL (0.6%)
Waste Management, Inc. .................................................    56,630                  2,640,374
                                                                                                 ------------
PRINTING, PUBLISHING, BROADCASTING (2.3%)
McGraw Hill Cos., Inc. .................................................    24,843                  2,530,881
MediaOne Group, Inc.* ..................................................    90,160                  4,237,520
Times Mirror Co., Class A ..............................................    65,975                  3,694,600
                                                                                                 ------------
                                                                                                   10,463,001
                                                                                                 ------------
PROFESSIONAL SERVICES (0.3%)
NCR Corp.* .............................................................     3,400                    141,950
Pitney Bowes, Inc. .....................................................    21,670                  1,431,574
                                                                                                 ------------
                                                                                                    1,573,524
                                                                                                 ------------
 TOTAL BUSINESS SERVICES ...............................................                           14,676,899
                                                                                                 ------------
CAPITAL GOODS (4.0%)
AEROSPACE (0.7%)
Raytheon Co., Class A ..................................................    50,555                  2,613,062
Raytheon Co., Class B ..................................................    15,800                    841,350
                                                                                                 ------------
                                                                                                    3,454,412
                                                                                                 ------------
ELECTRICAL EQUIPMENT (2.6%)
Emerson Electric Co. ...................................................    57,595                  3,484,497
General Electric Co. ...................................................    70,100                  7,154,581
Rockwell International Corp. ...........................................    28,730                  1,395,201
                                                                                                 ------------
                                                                                                   12,034,279
                                                                                                 ------------
MACHINERY (0.7%)
Deere & Co. ............................................................    94,620                  3,134,287
                                                                                                 ------------
 TOTAL CAPITAL GOODS ...................................................                           18,622,978
                                                                                                 ------------
CONSUMER CYCLICALS (9.0%)
AIRLINES (0.8%)
Southwest Airlines Co. .................................................   155,540                  3,489,929
                                                                                                 ------------
AUTO RELATED (0.7%)
Dana Corp. .............................................................    23,407                    956,761
Goodyear Tire & Rubber Co. .............................................    46,918                  2,366,427
                                                                                                 ------------
                                                                                                    3,323,188
                                                                                                 ------------
AUTOS & TRUCKS (2.2%)
Ford Motor Co. .........................................................    89,335                  5,242,848
General Motors Corp. ...................................................    69,300                  4,959,281
                                                                                                 ------------
                                                                                                   10,202,129
                                                                                                 ------------
FOOD SERVICES, LODGING (0.7%)
McDonald's Corp. .......................................................    43,430                  3,327,824
                                                                                                 ------------
PHOTO & OPTICAL (0.8%)
Eastman Kodak Co. ......................................................    51,938                  3,739,536
                                                                                                 ------------
RETAIL--GENERAL (3.8%)
Federated Department Stores,
  Inc.* ................................................................    54,100                  2,356,731
Hasbro, Inc. ...........................................................   110,670                  3,997,954



                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
J.C. Penny Co. .........................................................    56,065               $  2,628,047
K-Mart Corp.* ..........................................................   211,540                  3,239,206
Sears Roebuck & Co. ....................................................    79,805                  3,391,712
Toys-R-Us, Inc.* .......................................................   118,065                  1,992,347
                                                                                                 ------------
                                                                                                   17,605,997
                                                                                                 ------------
 TOTAL CONSUMER CYCLICALS ..............................................                           41,688,603
                                                                                                 ------------
CONSUMER NON-CYCLICALS (18.6%)
BEVERAGES (1.9%)
Anheuser-Busch Cos., Inc. ..............................................    71,290                  4,678,406
Whitman Corp. ..........................................................   157,687                  4,001,308
                                                                                                 ------------
                                                                                                    8,679,714
                                                                                                 ------------
CONTAINERS (0.9%)
Owens Illinois, Inc.* ..................................................   140,060                  4,289,338
                                                                                                 ------------
DRUGS (8.3%)
American Home Products Corp. ...........................................   128,510                  7,236,719
Bristol-Myers Squibb Co. ...............................................    55,160                  7,381,098
Johnson & Johnson ......................................................    49,895                  4,184,943
Merck & Co., Inc. ......................................................    60,830                  8,983,831
Pharmacia & Upjohn, Inc. ...............................................   181,154                 10,257,845
                                                                                                 ------------
                                                                                                   38,044,436
                                                                                                 ------------
FOODS (3.0%)
General Mills, Inc. ....................................................    41,755                  3,246,451
H.J. Heinz Co. .........................................................    59,070                  3,344,839
Nabisco Holdings Corp., Class A                                             28,500                  1,182,750
Quaker Oats Co. ........................................................    53,085                  3,158,557
Sara Lee Corp. .........................................................   104,452                  2,944,241
                                                                                                 ------------
                                                                                                   13,876,838
                                                                                                 ------------
HOSPITAL SUPPLIES & SERVICES (1.2%)
Baxter International, Inc. .............................................    87,399                  5,620,848
                                                                                                 ------------
SOAPS & TOILETRIES (1.5%)
Clorox Co. .............................................................    34,495                  4,029,447
Colgate Palmolive Co. ..................................................    30,265                  2,810,862
                                                                                                 ------------
                                                                                                    6,840,309
                                                                                                 ------------
TOBACCO (1.8%)
Philip Morris Cos., Inc. ...............................................   155,710                  8,330,485
                                                                                                 ------------
 TOTAL CONSUMER NON-CYCLICALS                                                                      85,681,968
                                                                                                 ------------
CREDIT SENSITIVE (34.5%)
BANKS (14.0%)
Bank One Corp. .........................................................   119,514                  6,102,684
BankAmerica Corp. ......................................................   149,117                  8,965,660
BankBoston Corp. .......................................................   109,680                  4,270,665
Chase Manhattan Corp. ..................................................    72,360                  4,925,002
Citigroup, Inc. ........................................................   180,855                  8,952,322
First Union Corp. ......................................................    48,225                  2,932,683
Fleet Financial Group, Inc. ............................................    76,990                  3,440,491
J.P. Morgan & Co. ......................................................    48,123                  5,055,923
Mercantile Bancorp, Inc. ...............................................    57,173                  2,637,105
National City Corp. ....................................................    48,535                  3,518,787
PNC Bank Corp. .........................................................    67,626                  3,660,257
Summit Bancorp .........................................................    31,985                  1,397,345
Washington Mutual, Inc. ................................................    86,535                  3,304,555
Wells Fargo Co. ........................................................   130,300                  5,203,856
                                                                                                 ------------
                                                                                                   64,367,335
                                                                                                 ------------
FINANCIAL SERVICES (3.5%)
American Express Co. ...................................................    26,900                  2,750,525
Fannie Mae .............................................................    71,690                  5,305,060
Lehman Brothers Holdings, Inc. .........................................   102,060                  4,497,019
Merrill Lynch & Co. ....................................................    55,135                  3,680,261
                                                                                                 ------------
                                                                                                   16,232,865
                                                                                                 ------------

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                         NUMBER           VALUE
                                        OF SHARES        (NOTE 1)
                                      ------------   ---------------
INSURANCE (4.5%)
Aetna, Inc. .......................    32,355        $  2,543,912
Allstate Corp. ....................    88,390           3,414,064
American General Corp. ............    77,389           6,036,342
Aon Corp. .........................    53,386           2,956,250
CIGNA Corp. .......................    73,313           5,668,011
                                                     ------------
                                                       20,618,579
                                                     ------------
UTILITY--ELECTRIC (4.7%)
Consolidated Edison, Inc. .........    78,290          4,139,584
Dominion Resources, Inc. ..........    73,530          3,437,527
Duke Energy Corp. .................    57,330          3,672,703
Edison International ..............   111,460           3,106,947
Entergy Corp. .....................   124,805           3,884,556
Texas Utilities Co. ...............    75,475           3,523,739
                                                     ------------
                                                       21,765,056
                                                     ------------
UTILITY--GAS (0.3%)
Enron Corp. .......................    20,575           1,174,061
                                                     ------------
UTILITY--TELEPHONE (7.5%)
Ameritech Corp. ...................    39,875           2,527,078
AT&T Corp. ........................   112,983           8,501,971
GTE Corp. .........................    91,450           5,944,250
SBC Communications, Inc. ..........   128,300           6,880,088
Sprint Corp. (Fon Group) ..........    51,587           4,339,756
U.S. WEST, Inc. ...................   101,611           6,566,611
                                                     ------------
                                                       34,759,754
                                                     ------------
 TOTAL CREDIT SENSITIVE ...........                   158,917,650
                                                     ------------
DIVERSIFIED (0.9%)
MISCELLANEOUS (0.9%)
Minnesota Mining &
  Manufacturing Co. ...............    56,000           3,983,000
                                                     ------------
ENERGY (9.9%)
OIL--DOMESTIC (7.3%)
Atlantic Richfield Co. ............    85,892           5,604,453
Chevron Corp. .....................    66,170           5,487,974
Exxon Corp. .......................    92,386           6,755,726
Kerr-McGee Corp. ..................    78,570           3,005,303
Mobil Corp. .......................    52,764           4,597,063
Sonat, Inc. .......................   110,000           2,976,875
Texaco, Inc. ......................    58,710           3,104,291
Tosco Corp. .......................    84,220           2,179,193
                                                     ------------
                                                       33,710,878
                                                     ------------
OIL--INTERNATIONAL (1.4%)
British Petroleum Co. plc (ADR)        44,568           4,233,960
Conoco, Inc., Class A* ............    94,400           1,970,600
                                                     ------------
                                                        6,204,560
                                                     ------------
OIL--SUPPLIES & CONSTRUCTION (0.5%)
Halliburton Co. ...................    82,300           2,438,138
                                                     ------------
RAILROADS (0.7%)
Burlington Northern Santa Fe
  Corp. ...........................    95,423           3,220,526
                                                     ------------
 TOTAL ENERGY .....................                    45,574,102
                                                     ------------



                                         NUMBER           VALUE
                                        OF SHARES        (NOTE 1)
                                      ------------   ---------------
TECHNOLOGY (10.3%)
ELECTRONICS (3.2%)
Intel Corp. .......................    51,825        $  6,144,502
Sun Microsystems, Inc.* ...........    15,080           1,291,225
Texas Instruments, Inc. ...........    86,710           7,419,124
                                                     ------------
                                                       14,854,851
                                                     ------------
OFFICE EQUIPMENT (5.2%)
Compaq Computer Corp. .............   144,340           6,053,259
International Business Machines
  Corp. ...........................    47,015           8,686,021
Xerox Corp. .......................    79,347           9,362,946
                                                     ------------
                                                       24,102,226
                                                     ------------
TELECOMMUNICATIONS (1.9%)
Alltel Corp. ......................    55,920           3,344,715
Motorola, Inc. ....................    83,925           5,124,670
                                                     ------------
                                                        8,469,385
                                                     ------------
 TOTAL TECHNOLOGY .................                    47,426,462
                                                     ------------
TOTAL COMMON STOCKS (93.4%)
  (Cost $403,546,784) .............                   430,622,765
                                                     ------------


                                          PRINCIPAL
                                           AMOUNT
                                       --------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.7%)
Federal Home Loan Bank
 (Discount Note), 1/14/99 ............  $ 5,000,000       4,987,275
Federal Home Loan Mortgage
  Corporation
 (Discount Note), 2/25/99 ............    3,000,000       2,976,946
                                                          ---------
 TOTAL U.S. GOVERNMENT
   AGENCIES ..........................                    7,964,221
                                                          ---------
REPURCHASE AGREEMENTS (4.3%)
Merrill Lynch 4.80%, dated
  12/31/98, due 1/4/99, to be
  repurchased at $19,607,452
  collateralized by $19,155,000 of
 U.S. Treasury Notes, 5.50%
  due 3/31/03, valued at
  $20,004,904 ........................   19,597,000      19,597,000
                                                         ----------
TOTAL SHORT-TERM DEBT SECURITIES (6.0%)
 (Cost/Amortized Cost
  $27,560,004) .......................                   27,561,221
                                                         ----------
TOTAL INVESTMENTS (99.4%)
  (Cost/Amortized Cost
  $431,106,788) ......................                  458,183,986
OTHER ASSETS
 LESS LIABILITIES (0.6%) .............                    2,560,275
                                                        -----------
NET ASSETS (100%) ....................                 $460,744,261
                                                       ============

----------
*     Non-income producing

  Glossary:
  ADR--American Depositary Receipt

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998


--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $471,938,662
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     210,563,970

As of December 31, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........    $  48,355,338
Aggregate gross unrealized depreciation ..........      (22,103,632)
                                                      -------------
Net unrealized appreciation ......................    $  26,251,706
                                                      =============
Federal income tax cost of investments ...........    $ 431,932,280
                                                      =============

At December 31, 1998 the Portfolio had loaned securities with a total value of $14,185,093, which was secured by cash collateral of $14,127,780.


The value of the collateral was sufficient at the time loan agreements were entered into. As a result of an increase in the market value of the loaned securities on the last business day for the year, the Portfolio was furnished with additional collateral the following business day.




































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                              NUMBER                VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   -----------------
COMMON STOCKS AND RIGHTS:
AUSTRALIA & NEW ZEALAND(1.1%)
AUSTRALIA (1.1%)
Cable & Wireless Optus Ltd.* .......          81,100          $    170,450
Coles Meyer Ltd. ...................          89,600               469,415
News Corp., Ltd. ...................          78,600               519,187
News Corp., Ltd. (ADR) .............          15,900               420,356
                                                              ------------
  TOTAL AUSTRALIA &
     NEW ZEALAND ...................                             1,579,408
                                                              ------------
CANADA (3.8%)
BCE Mobile Communications,
  Inc.* ............................          23,250               627,765
BCE, Inc. ..........................          59,516             2,240,060
Bank of Nova Scotia ................          75,269             1,652,789
Bombardier, Inc., Class B ..........          58,800               841,640
National Bank of Canada ............             305                 4,914
Northern Telecom Ltd. ..............               2                   105
Royal Bank of Canada ...............           2,700               134,473
                                                              ------------
  TOTAL CANADA .....................                             5,501,746
                                                              ------------
JAPAN (9.7%)
Canon, Inc. ........................           9,000               192,601
Chubu Electric Power Co., Inc. .....          17,300               349,526
Eisai Co., Ltd. ....................          13,000               253,434
Fujitsu Ltd. .......................          90,600             1,208,268
Honda Motor Co., Ltd. ..............          15,000               493,132
Kita Kyushu Coca-Cola Bottling .....           1,100                34,506
Mabuchi Motor Co., Ltd. ............           8,600               659,193
Matsushita-Kotobuki Electronics
  Industries Ltd. ..................          26,000               562,162
Mitsumi Electric Co., Ltd. .........          31,300               662,889
Murata Manufacturing Co., Ltd. .....           3,000               124,679
Nikko Securities Co., Ltd. .........         449,000             1,253,301
Nippon Telegraph & Telephone
  Corp. ............................             188             1,452,689
Nippon Television Network
  Corp. ............................           2,180               643,279
Promise Co., Ltd. ..................          10,800               562,729
Ricoh Co., Ltd. ....................          43,000               397,040
Sankyo Co. .........................          58,000             1,269,473
Shin-Etsu Chemical Co. .............           6,000               144,617
Shiseido Co., Ltd. .................          19,000               244,466
Sony Corp. .........................          11,300               824,094
TDK Corp. ..........................           6,000               549,224
Tokyo Electric Power Co. ...........          18,800               464,794
Yamanouchi Pharmaceutical Co.,
  Ltd. .............................          50,000             1,612,760
                                                              ------------
  TOTAL JAPAN ......................                            13,958,856
                                                              ------------
LATIN AMERICA (2.9%)
BRAZIL (0.8%)
CEMIG (ADR) ........................          34,800               662,474
Telecom de Sao Paulo S.A. ..........          91,645                12,492
Telesp Celular S.A.* ...............      37,900,000               279,172
Telesp Celular S.A., Class B* ......         490,000                21,535
Telesp S.A.* .......................       9,000,000               204,842
                                                              ------------
                                                                 1,180,515
                                                              ------------
MEXICO (2.1%)
Coca-Cola Femsa S.A. (ADR) .........          50,300               666,475
Grupo Televisa S.A. (GDR)* .........          19,900               491,281
Telmex, Class L (ADR) ..............          21,732             1,058,077



                                              NUMBER                VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   -----------------
Fomento Economico S.A. .............      273,168             $    741,014
                                                              ------------
                                                                 2,956,847
                                                              ------------
  TOTAL LATIN AMERICA ..............                             4,137,362
                                                              ------------
OTHER EUROPEAN COUNTRIES(47.9%)
FRANCE (13.4%)
Assurances Generales de France                257                   15,348
Banque Nationale de Paris ..........       28,938                2,382,551
Bouygues S.A. ......................        7,552                1,556,471
Credit Commercial de France ........        5,328                  494,719
Elf Acquitaine S.A. ................        7,687                  888,416
France Telecom S.A. ................        6,000                  476,608
Groupe Danone ......................        2,317                  663,244
ISIS ...............................          510                   36,406
Lafarge S.A. .......................       13,913                1,321,729
Michelin, Class B (Registered) .....       23,779                  950,819
STMicroelectronics N.V. (N.Y.
  Shares) ..........................       28,841                2,251,401
Scor ...............................       24,544                1,622,508
Societe Generale Paris .............        8,444                1,367,174
Television Francaise ...............        7,838                1,395,261
Total S.A., Class B ................        7,202                  729,284
Vivendi ............................       12,188                3,161,750
                                                              ------------
                                                                19,313,689
                                                              ------------
GERMANY (6.7%)
Bayerische Motoren Werke
  (BMW) AG (New)* ..................          278                  213,192
Bayerische Motoren Werke
  (BMW) AG .........................          966                  758,193
Deutsche Telekom AG ................       31,500                1,034,878
Hoechst AG .........................       45,600                1,885,292
Mannesmann AG ......................       27,513                3,182,197
Veba AG ............................       18,250                1,080,873
Volkswagen AG ......................       17,780                1,438,190
                                                              ------------
                                                                 9,592,815
                                                              ------------
GREECE (0.6%)
Hellenic Telecommunications
  Organization S.A. (ADR)* .........       12,600                  166,950
Hellenic Telecommunications
  Organization S.A. ................       25,551                  680,131
                                                              ------------
                                                                   847,081
                                                              ------------
IRELAND (3.0%)
Allied Irish Banks plc .............       83,486                1,493,748
Bank of Ireland ....................       91,998                2,045,576
CRH plc ............................       46,401                  800,541
                                                              ------------
                                                                 4,339,865
                                                              ------------
ITALY (2.9%)
Banca Popolare di Brescia ..........       11,500                  280,285
Telecom Italia S.p.A. ..............      426,738                3,638,951
Unione Immobiliare S.p.A* ..........      357,400                  186,319
                                                              ------------
                                                                 4,105,555
                                                              ------------
NETHERLANDS (8.9%)
Akzo Nobel N.V. ....................       51,029                2,323,329
ASM Lithography Holding N.V.........        7,000                  213,500
Benckiser N.V., Class B ............        1,330                   87,113
Equant N.V.* .......................        2,840                  197,598
Gucci Group N.V. ...................        6,064                  294,862
ING Groep N.V. .....................       63,324                3,861,014

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                NUMBER                VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   -----------------
Koninklijke Ahold N.V. ...............     55,045               $ 2,034,253
Koninklijke KPN N.V. .................     25,072                 1,255,002
Koninklijke Philips Electronics
  N.V. ...............................     11,994                   804,752
Laurus N.V. ..........................      9,606                   242,465
TNT Post Group N.V. ..................     21,917                   706,096
Vedior N.V. ..........................     19,113                   376,581
Vendex N.V. ..........................     17,576                   426,788
                                                                -----------
                                                                 12,823,353
                                                                -----------
POLAND (0.1%)
Bank Handlowy (GDS) + (SS.)+ .........      8,571                   109,280
                                                                -----------
PORTUGAL (1.5%)
Cimpor-Cimentos de Portugal
  S.A. ...............................     12,200                   389,617
Electricidade de Portugal S.A. .......     41,879                   922,464
Portugal Telecom S.A. ................     19,348                   887,499
                                                                -----------
                                                                  2,199,580
                                                                -----------
SPAIN (1.2%)
Telefonica S.A. ......................     38,268                 1,699,065
Telefonica S.A. (Rights) (expiring
  1/30/99)* ..........................     38,268                    33,927
                                                                -----------
                                                                  1,732,992
                                                                -----------
SWITZERLAND (9.6%)
Cie Financiere Richemont,
  Class A ............................        804                 1,138,438
Edipresse S.A. (Bearer) ..............      1,104                   317,959
Fischer (Georg) AG (Bearer) ..........      1,619                   548,323
Julius Baer Holding AG (Bearer)               582                 1,937,171
Kuoni Reisen AG (Registered) .........         97                   385,454
Nestle S.A. (Registered) .............      1,291                 2,814,502
Novartis AG (Registered) .............      1,833                 3,608,531
Swisscom AG (Registered)* ............      2,140                   897,193
UBS AG (Registered) ..................      7,127                 2,192,923
                                                                -----------
                                                                 13,840,494
                                                                -----------
  TOTAL OTHER EUROPEAN
     COUNTRIES .......................                           68,904,704
                                                                -----------
SCANDINAVIA (7.8%)
FINLAND (2.5%)
Huhtamaki, Class I ...................     19,973                   759,914
Nokia OYJ, Class A ...................     19,062                 2,317,818
Sampo Insurance Co., plc,
  Class A ............................     15,300                   580,620
                                                                -----------
                                                                  3,658,352
                                                                -----------
SWEDEN (5.3%)
Ericsson LM, Class B .................     57,215                 1,363,987
ForeningsSparbanken AB ...............     20,407                   529,348
Nordbanken Holding AB ................     65,734                   422,217
Pharmacia & Upjohn, Inc. .............     67,066                 3,760,981
S.K.F. AB ............................     19,010                   221,900



                                                NUMBER                VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   -----------------
Sandvik AB, Class B ..................     7,200                $   124,510
Svenska Handelsbanken, Class A            12,243                    517,198
Volvo AB, Class B ....................    26,071                    598,982
                                                                -----------
                                                                  7,539,123
                                                                -----------
  TOTAL SCANDINAVIA ..................                           11,197,475
                                                                -----------
SOUTHEAST ASIA (4.0%)
HONG KONG (0.6%)
China Telecom Ltd. ...................    72,000                    124,534
Hong Kong & China Gas Co.,
  Ltd. ...............................   197,000                    250,470
Hutchison Whampoa Ltd. ...............     4,000                     28,268
Smartone Telecommunications ..........   105,000                    291,394
Smartone Telecommunications*+ (SS.) ..    39,000                    108,232
                                                                -----------
                                                                    802,898
                                                                -----------
KOREA (2.1%)
Korea Electric Power .................    64,906                  1,607,813
Pohang Iron & Steel (ADR) ............    16,600                    280,125
Samsung Electronics Co. ..............    16,390                  1,099,479
                                                                -----------
                                                                  2,987,417
                                                                -----------
SINGAPORE (1.3%)
Overseas-Chinese Banking Corp.
  (Foreign) ..........................   191,000                  1,296,485
United Overseas Bank Ltd.
  (Foreign) ..........................   102,000                    655,273
                                                                -----------
                                                                  1,951,758
                                                                -----------
  TOTAL SOUTHEAST ASIA ...............                            5,742,073
                                                                -----------
UNITED KINGDOM (14.9%)
Allied Zurich plc* ...................   160,384                  2,392,337
Avis Europe plc ......................    52,249                    218,204
Bass plc .............................    77,790                  1,132,512
British Airways plc ..................   144,768                    976,128
Cable & Wireless plc .................   178,262                  2,191,867
Dixons Group plc .....................    93,953                  1,321,707
EMI Group plc ........................    90,337                    604,231
Granada Group plc ....................   110,379                  1,951,311
Marks & Spencer plc ..................   137,000                    939,707
National Westminster Bank plc ........    87,621                  1,689,673
Orange plc* ..........................   108,155                  1,256,968
Scottish Power plc ...................     1,400                     14,384
Securicor plc ........................   252,803                  2,119,941
Siebe plc ............................   392,671                  1,548,418
SmithKline Beecham plc ...............    89,400                  1,249,476
Smiths Industries plc ................    75,097                  1,071,440
Vodafone Group plc ...................    42,489                    689,981
                                                                -----------
  TOTAL UNITED KINGDOM ...............                           21,368,285
                                                                -----------
TOTAL COMMON STOCKS (92.1%)                                     132,389,909
  (Cost $115,305,768).................

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998


                                           PRINCIPAL          VALUE
                                             AMOUNT          (NOTE 1)
                                         -------------   ---------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES(4.2%)
Federal Home Loan Bank
 (Discount Note), 1/22/99 ............    $3,000,000      $  2,992,365
Federal Home Loan Mortgage
  Corporation
 (Discount Note), 1/22/99 ............     3,000,000         2,992,365
                                                          ------------
                                                             5,984,730
                                                          ------------
REPURCHASE AGREEMENT (3.3%)
Merrill Lynch 4.80%,
  dated 12/31/98, due 1/4/99, to
  be repurchased at $4,755,534,
  collateralized by $4,265,000 of
  U. S. Treasury Bonds, 6.25%
  due 8/15/23, valued at
  $4,868,764..........................     4,753,000         4,753,000
                                                          ------------
TOTAL SHORT-TERM DEBT SECURITIES (7.5%)
  (Cost/Amortized $10,735,815)........                      10,737,730
                                                          ------------
TOTAL INVESTMENTS (99.6%)
  (Cost/Amortized Cost
  $126,041,583) ......................                     143,127,639
OTHER ASSETS
  LESS LIABILITIES (0.4%) ............                         593,091
                                                          ------------
NET ASSETS (100%) ....................                    $143,720,730
                                                          ============


MARKET SECTOR DIVERSIFICATION (Unaudited)
As a Percentage of Total Common Stocks
Basic Materials .........................                   3.7%
Business Services .......................                   3.5
Capital Goods ...........................                   9.3
Consumer Cyclicals ......................                  10.0
Consumer Non-Cyclicals ..................                  16.8
Credit Sensitive
  Banks .................................       14.2
  Financial Services ....................        6.4
  Insurance .............................        1.7
  Real Estate ...........................        0.1
  Utility--Electric .....................        3.0
  Utility--Gas ..........................        0.2
  Utility--Telephone ....................        6.3
                                                ----
Total Credit Sensitive ..................                  31.9
Diversified .............................                   4.8
Energy ..................................                   2.1
Technology ..............................                  17.9
                                                          -----
                                                          100.0%
                                                          =====



----------
*     Non-income producing
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1998 these securities amounted to $217,512 or 0.15% of net assets.
(SS.) Illiquid security: is not actively traded.
  Glossary:
  ADR--American Depositary Receipt
  GDR--Global Depositary Receipt
  GDS--Global Depositary Share

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998

--------------------------------------------------------------------------------
At December 31, 1998 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)




                                                      LOCAL
                                                    CONTRACT       COST ON          U.S.$          UNREALIZED
                                                     AMOUNT      ORIGINATION       CURRENT       APPRECIATION/
                                                     (000'S)         DATE           VALUE        (DEPRECIATION)
                                                   ----------   -------------   -------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
British Pound, expiring 1/6/99-3/22/99 .........      3,122      $5,268,436      $5,182,113       $  (86,323)
French Franc, expiring 1/29/99 .................        717         128,185         128,450              265
Japanese Yen, expiring 1/4/99-3/15/99 ..........    604,377       5,294,301       5,408,277          113,976
FOREIGN CURRENCY SALE CONTRACTS
British Pound, expiring 3/22/99 ................      3,043       5,083,332       5,051,377           31,955
Irish Punt, expiring 1/4/99 ....................        709       1,054,653       1,055,006             (354)
Japanese Yen, expiring 3/15/99 .................    593,540       4,537,768       5,312,186         (774,418)
                                                                                                  ----------
                                                                                                  $ (714,899)
                                                                                                  ==========

Investment security transactions for the year ended December 31, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $151,267,967
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      83,552,356

As of December 31, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........     $ 19,108,802
Aggregate gross unrealized depreciation .........       (3,194,948)
                                                      ------------
Net unrealized appreciation .....................     $ 15,913,854
                                                      ============
Federal income tax cost of investments ..........     $127,213,784
                                                      ============

At December 31, 1998 the Portfolio had loaned securities with a total value of $3,441,370, which was secured by cash collateral of $3,629,840.

The Portfolio has a net capital loss carryforward of $1,651,370 which expires in the year 2006.






















                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM INVESTORS GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                               NUMBER                VALUE
                                             OF SHARES              (NOTE 1)
                                        -------------------   -------------------
COMMON STOCKS:
BUSINESS SERVICES (8.5%)
ENVIRONMENTAL CONTROL (1.0%)
Waste Management, Inc. ..............   39,400                $  1,837,025
                                                              ------------
PRINTING, PUBLISHING,
  BROADCASTING (4.1%)
Time Warner, Inc. ...................   73,900                   4,586,419
Viacom, Inc., Class B* ..............   33,900                   2,508,600
                                                              ------------
                                                                 7,095,019
                                                              ------------
PROFESSIONAL SERVICES (3.4%)
Compuware Corp.* ....................   17,800                   1,390,625
Interpublic Group, Inc. .............   30,600                   2,440,350
Pitney Bowes, Inc. ..................   22,300                   1,473,194
Quintiles Transnational Corp.* ......   13,300                     709,887
                                                              ------------
                                                                 6,014,056
                                                              ------------
  TOTAL BUSINESS SERVICES ...........                           14,946,100
                                                              ------------
CAPITAL GOODS (4.3%)
AEROSPACE (0.9%)
United Technologies Corp. ...........   15,200                   1,653,000
                                                              ------------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.5%)
Masco Corp. .........................   29,300                     842,375
                                                              ------------
ELECTRICAL EQUIPMENT (2.9%)
General Electric Co. ................   42,800                   4,368,275
General Instrument Corp.* ...........   20,100                     682,144
                                                              ------------
                                                                 5,050,419
                                                              ------------
  TOTAL CAPITAL GOODS ...............                            7,545,794
                                                              ------------
CONSUMER CYCLICALS (15.4%)
APPAREL & TEXTILES (0.5%)
GAP, Inc. ...........................   16,600                     933,750
                                                              ------------
FOOD SERVICES, LODGING (0.6%)
Tricon Global Restaurants, Inc.*.....   20,700                   1,037,588
                                                              ------------
LEISURE RELATED (1.3%)
Carnival Corp., Class A .............   46,300                   2,222,400
                                                              ------------
RETAIL--GENERAL (13.0%)
Costco Co., Inc.* ...................   43,400                   3,132,937
CVS Corp. ...........................   75,100                   4,130,500
Estee Lauder Cos., Class A ..........   18,500                   1,581,750
Home Depot, Inc. ....................   52,400                   3,206,225
TJX Cos., Inc. ......................   78,900                   2,288,100
Wal-Mart Stores, Inc. ...............   67,500                   5,497,031
Walgreen Co. ........................   48,600                   2,846,138
                                                              ------------
                                                                22,682,681
                                                              ------------
  TOTAL CONSUMER CYCLICALS ..........                           26,876,419
                                                              ------------
CONSUMER NON-CYCLICALS (18.9%)
DRUGS (11.9%)
Bristol-Myers Squibb Co. ............   27,900                   3,733,369
Cardinal Health, Inc. ...............   19,850                   1,506,119
Eli Lilly & Co. .....................   32,700                   2,906,212
McKesson Corp. ......................    8,900                     703,656
Pfizer, Inc. ........................   28,100                   3,524,794
Schering-Plough Corp. ...............   77,100                   4,259,775
Warner Lambert Co. ..................   54,400                   4,090,200
                                                              ------------
                                                                20,724,125
                                                              ------------



                                               NUMBER                VALUE
                                             OF SHARES              (NOTE 1)
                                        -------------------   -------------------
FOODS (1.2%)
Quaker Oats Co. .....................   16,500                $    981,750
Sara Lee Corp. ......................   40,300                   1,135,956
                                                              ------------
                                                                 2,117,706
                                                              ------------
HOSPITAL SUPPLIES & SERVICES (1.2%)
Centocor, Inc.* .....................   16,300                     735,538
IMS Health, Inc. ....................   18,700                   1,410,681
                                                              ------------
                                                                 2,146,219
                                                              ------------
RETAIL--FOOD (2.2%)
Kroger Co.* .........................   13,400                     810,700
Safeway, Inc.* ......................   50,700                   3,089,531
                                                              ------------
                                                                 3,900,231
                                                              ------------
SOAPS & TOILETRIES (1.6%)
Clorox Co. ..........................    9,100                   1,062,994
Colgate Palmolive Co. ...............   18,600                   1,727,475
                                                              ------------
                                                                 2,790,469
                                                              ------------
TOBACCO (0.8%)
Philip Morris Cos., Inc. ............   25,900                   1,385,650
                                                              ------------
  TOTAL CONSUMER NON-CYCLICALS.......                           33,064,400
                                                              ------------
CREDIT SENSITIVE (21.1%)
BANKS (5.8%)
BankAmerica Corp. ...................                                    6
Charter One Financial, Inc. .........    7,500                     208,125
Comerica, Inc. ......................   23,950                   1,633,091
Fifth Third Bancorp .................   18,700                   1,333,544
Firstar Corp. .......................   23,860                   2,224,945
MBNA Corp. ..........................   72,850                   1,816,697
Wells Fargo Co. .....................   74,600                   2,979,336
                                                              ------------
                                                                10,195,744
                                                              ------------
FINANCIAL SERVICES (6.4%)
American Express Co. ................    9,100                     930,475
Associates First Capital Corp.,
  Class A ...........................   20,100                     851,737
Federal Home Loan Mortgage
  Corp. .............................   60,800                   3,917,800
Merrill Lynch & Co. .................   11,800                     787,650
Providian Financial Corp. ...........   16,450                   1,233,750
SunAmerica, Inc. ....................   42,800                   3,472,150
                                                              ------------
                                                                11,193,562
                                                              ------------
INSURANCE (2.2%)
American General Corp. ..............   14,700                   1,146,600
American International Group,
  Inc. ..............................   28,550                   2,758,644
                                                              ------------
                                                                 3,905,244
                                                              ------------
UTILITY--ELECTRIC (0.9%)
Peco Energy Co. .....................   36,500                   1,519,312
                                                              ------------
UTILITY--TELEPHONE (5.8%)
MCI WorldCom, Inc.* .................   60,600                   4,348,050
SBC Communications, Inc. ............   53,000                   2,842,125
Sprint Corp. (Fon Group) ............   34,600                   2,910,725
                                                              ------------
                                                                10,100,900
                                                              ------------
 TOTAL CREDIT SENSITIVE .............                           36,914,762
                                                              ------------

EQ ADVISORS TRUST
EQ/PUTNAM INVESTORS GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998


                                         NUMBER          VALUE
                                       OF SHARES       (NOTE 1)
                                      -----------   --------------
DIVERSIFIED (3.2%)
MISCELLANEOUS (3.2%)
Tyco International Ltd. ...........   74,900        $ 5,650,269
                                                    -----------
ENERGY (1.7%)
OIL--DOMESTIC (1.7%)
Exxon Corp. .......................   41,800          3,056,625
                                                    -----------
TECHNOLOGY (23.7%)
ELECTRONICS (9.2%)
3Com Corp.* .......................   15,000            672,188
BMC Software, Inc.* ...............   33,200          1,479,475
HBO & Co. .........................   75,100          2,154,431
Intel Corp. .......................   32,200          3,817,712
Micron Technology, Inc.* ..........   16,700            844,394
Microsoft Corp.* ..................   43,500          6,032,906
Sun Microsystems, Inc.* ...........   12,900          1,104,563
                                                    -----------
                                                     16,105,669
                                                    -----------
OFFICE EQUIPMENT (6.1%)
Cisco Systems, Inc.* ..............   20,000          1,856,250
Dell Computer Corp.* ..............   20,700          1,514,981
EMC Corp.* ........................   33,000          2,805,000
International Business Machines
  Corp. ...........................   24,100          4,452,475
                                                    -----------
                                                     10,628,706
                                                    -----------
OFFICE EQUIPMENT SERVICES (2.4%)
America On-Line, Inc.* ............    6,400          1,024,000
Ascend Communications, Inc.* ......   24,300          1,597,725
Computer Sciences Corp. ...........   23,400          1,507,838
                                                    -----------
                                                      4,129,563
                                                    -----------
TELECOMMUNICATIONS (6.0%)
AirTouch Communications, Inc.*.....   16,800          1,211,700
Lucent Technologies, Inc. .........   47,700          5,247,000
Tele-Communications TCI
  Ventures Group, Class A* ........   71,500          1,684,719
Telecommunications, Inc.,
  Class A* ........................   43,000          2,378,437
                                                    -----------
                                                     10,521,856
                                                    -----------
  TOTAL TECHNOLOGY ................                  41,385,794
                                                    -----------
TOTAL COMMON STOCKS (96.8%)
  (Cost $131,953,021) .............                 169,440,163
                                                    -----------



                                          PRINCIPAL          VALUE
                                           AMOUNT           (NOTE 1)
                                       --------------   ---------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.9%)
Federal Home Loan Mortgage
  Corporation
  (Discount Note), 1/22/99 .........   $ 1,600,000       $  1,595,928
                                                         ------------
REPURCHASE AGREEMENT (5.5%)
  Merrill Lynch
     4.80%, dated 12/31/98, due
     1/4/99, to be repurchased at
     $9,670,149 collateralized by
     $9,445,000 of U.S. Treasury
     Notes, 6.875% due 3/31/00,
     valued at $9,803,923...........     9,665,000          9,665,000
                                                         ------------
TOTAL SHORT-TERM DEBT SECURITIES (6.4%)
  (Cost/Amortized Cost
     $11,260,296) ..................                       11,260,928
                                                         ------------
TOTAL INVESTMENTS (103.2%)
  (Cost/Amortized Cost
  $143,213,317) ....................                      180,701,091
OTHER ASSETS
  LESS LIABILITIES (-3.2%) .........                       (5,686,116)
                                                         ------------
NET ASSETS (100%) ..................                     $175,014,975
                                                         ============

---------------------
*     Non-income producing

EQ ADVISORS TRUST
EQ/PUTNAM INVESTORS GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998

--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $156,331,329
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      55,881,974

As of December 31, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........     $ 37,518,775
Aggregate gross unrealized depreciation .........         (103,033)
                                                      ------------
Net unrealized appreciation .....................     $ 37,415,742
                                                      ============
Federal income tax cost of investments ..........     $143,285,349
                                                      ============

At December 31, 1998 the Portfolio had loaned securities with a total value of $4,380,435, which was secured by cash collateral of $4,435,973.

The Portfolio has a net capital loss carryforward of $4,282,990 which expires in the year 2006.





































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                                                              NUMBER            VALUE
                                                                            OF SHARES         (NOTE 1)
                                                                           -----------   ------------------
COMMON STOCKS:
BASIC MATERIALS (10.6%)
CHEMICALS (4.5%)
Dow Chemical Co. .......................................................    31,500       $  2,864,531
E.I. Du Pont de Nemours & Co.                                               38,500          2,042,906
Great Lakes Chemical Corp. .............................................    39,100          1,564,000
Hercules, Inc. .........................................................    65,500          1,793,062
Imperial Chemical Industries plc
  (ADR) ................................................................    21,600            754,650
Nalco Chemical Co. .....................................................    41,100          1,274,100
Witco Corp. ............................................................    48,100            766,594
                                                                                         ------------
                                                                                           11,059,843
                                                                                         ------------
CHEMICALS--SPECIALTY (1.3%)
International Flavors &
  Fragrances, Inc. .....................................................    57,200          2,527,525
Lubrizol Corp. .........................................................    24,100            619,069
                                                                                         ------------
                                                                                            3,146,594
                                                                                         ------------
METALS & MINING (1.5%)
Inco Ltd. ..............................................................    56,500            596,781
Newmont Mining Corp. ...................................................    47,300            854,356
Phelps Dodge Corp. .....................................................    22,800          1,159,950
Reynolds Metals Co. ....................................................    17,700            932,569
                                                                                         ------------
                                                                                            3,543,656
                                                                                         ------------
PAPER (3.1%)
Consolidated Papers, Inc. ..............................................    44,400          1,221,000
International Paper Co. ................................................    25,900          1,160,644
Kimberly-Clark Corp. ...................................................    50,900          2,774,050
Union Camp Corp. .......................................................    34,700          2,342,250
                                                                                         ------------
                                                                                            7,497,944
                                                                                         ------------
STEEL (0.2%)
USX-U.S. Steel Group, Inc. .............................................    25,800            593,400
                                                                                         ------------
 TOTAL BASIC MATERIALS .................................................                   25,841,437
                                                                                         ------------
BUSINESS SERVICES (4.0%)
ENVIRONMENTAL CONTROL (1.2%)
Browning-Ferris Industries, Inc. .......................................    47,000          1,336,563
Waste Management, Inc. .................................................    36,535          1,703,444
                                                                                         ------------
                                                                                            3,040,007
                                                                                         ------------
PRINTING, PUBLISHING, BROADCASTING (2.3%)
Donnelley (R.R.) & Sons Co. ............................................    32,300          1,415,144
Dow Jones & Co., Inc. ..................................................    23,500          1,130,937
Knight Ridder, Inc. ....................................................    40,200          2,055,225
Readers Digest Association, Inc.,
  Class A (Non Voting) .................................................    36,300            914,306
                                                                                         ------------
                                                                                            5,515,612
                                                                                         ------------
TRUCKING, SHIPPING (0.5%)
Alexander & Baldwin, Inc. ..............................................    21,100            490,575
GATX Corp. .............................................................    17,600            666,600
                                                                                         ------------
                                                                                            1,157,175
                                                                                         ------------
 TOTAL BUSINESS SERVICES ...............................................                    9,712,794
                                                                                         ------------
CAPITAL GOODS (7.3%)
AEROSPACE (1.0%)
Allied Signal, Inc. ....................................................    32,500          1,440,156
Boeing Co. .............................................................    34,500          1,125,563
                                                                                         ------------
                                                                                            2,565,719
                                                                                         ------------



                                                                              NUMBER            VALUE
                                                                            OF SHARES         (NOTE 1)
                                                                           -----------   ------------------
BUILDING MATERIALS & FOREST
  PRODUCTS (2.1%)
Armstrong World Industries, Inc.                                            31,700       $  1,911,906
Georgia-Pacific Corp. ..................................................    19,400          1,136,112
PPG Industries, Inc. ...................................................    26,800          1,561,100
The Stanley Works ......................................................    16,300            452,325
                                                                                         ------------
                                                                                            5,061,443
                                                                                         ------------
ELECTRICAL EQUIPMENT (2.8%)
AMP, Inc. ..............................................................    40,449          2,105,876
Cooper Industries, Inc. ................................................    21,600          1,030,050
General Electric Co. ...................................................    27,100          2,765,894
Hubbell, Inc., Class B .................................................    24,900            946,200
                                                                                         ------------
                                                                                            6,848,020
                                                                                         ------------
MACHINERY (1.4%)
Deere & Co. ............................................................    13,000            430,625
Pall Corp. .............................................................    63,200          1,599,750
Tomkins plc ............................................................   300,500          1,417,453
                                                                                         ------------
                                                                                            3,447,828
                                                                                         ------------
 TOTAL CAPITAL GOODS ...................................................                   17,923,010
                                                                                         ------------
CONSUMER CYCLICALS (6.2%)
AUTO RELATED (1.6%)
Eaton Corp. ............................................................     3,000            212,063
Genuine Parts Co. ......................................................    57,000          1,905,937
TRW Inc. ...............................................................    31,000          1,741,813
                                                                                         ------------
                                                                                            3,859,813
                                                                                         ------------
AUTOS & TRUCKS (0.8%)
General Motors Corp. ...................................................    28,000          2,003,750
                                                                                         ------------
FOOD SERVICES, LODGING (0.3%)
Hilton Hotels Corp. ....................................................    41,200            787,950
                                                                                         ------------
HOUSEHOLD FURNITURE, APPLIANCES (0.6%)
Whirlpool Corp. ........................................................    26,000          1,439,750
                                                                                         ------------
PHOTO & OPTICAL (1.5%)
Bausch & Lomb, Inc. ....................................................    24,200          1,452,000
Eastman Kodak Co. ......................................................    29,200          2,102,400
                                                                                         ------------
                                                                                            3,554,400
                                                                                         ------------
RETAIL--GENERAL (1.4%)
J.C. Penny Co. .........................................................    29,300          1,373,437
May Department Stores Co. ..............................................    18,100          1,092,788
Toys-R-Us, Inc.* .......................................................    53,600            904,500
                                                                                         ------------
                                                                                            3,370,725
                                                                                         ------------
 TOTAL CONSUMER CYCLICALS ..............................................                   15,016,388
                                                                                         ------------
CONSUMER NON-CYCLICALS (13.5%)
BEVERAGES (2.1%)
Anheuser-Busch Cos., Inc. ..............................................    51,600          3,386,250
Brown-Forman Corp., Class B ............................................    22,900          1,733,244
                                                                                         ------------
                                                                                            5,119,494
                                                                                         ------------
CONTAINERS (0.2%)
Tupperware Corp. .......................................................    28,500            468,469
                                                                                         ------------
DRUGS (3.5%)
Abbott Laboratories ....................................................    19,300            945,700
American Home Products Corp. ...........................................    72,700          4,093,919
Pharmacia & Upjohn, Inc. ...............................................    62,300          3,527,737
                                                                                         ------------
                                                                                            8,567,356
                                                                                         ------------

EQ ADVISORS TRUST
T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                                                    NUMBER                 VALUE
                                                                                   OF SHARES             (NOTE 1)
                                                                             --------------------   ------------------
FOODS (4.3%)
General Mills, Inc. ......................................................     44,500               $  3,459,875
H.J. Heinz Co. ...........................................................     30,000                  1,698,750
Kellogg Co. ..............................................................     46,400                  1,583,400
McCormick & Co., Inc. (Non
  Voting) ................................................................     51,600                  1,744,725
Quaker Oats Co. ..........................................................     33,700                  2,005,150
                                                                                                    ------------
                                                                                                      10,491,900
                                                                                                    ------------
HOSPITAL SUPPLIES & SERVICES (0.3%)
Smith & Nephew plc .......................................................   280,900                     873,986
                                                                                                    ------------
TOBACCO (3.1%)
Philip Morris Cos., Inc. .................................................    67,100                   3,589,850
RJR Nabisco Holdings Corp. ...............................................    50,600                   1,502,188
UST, Inc. ................................................................    68,900                   2,402,887
                                                                                                    ------------
                                                                                                       7,494,925
                                                                                                    ------------
 TOTAL CONSUMER NON-CYCLICALS                                                                         33,016,130
                                                                                                    ------------
CREDIT SENSITIVE (34.3%)
BANKS (9.5%)
Bank One Corp. ...........................................................    36,050                   1,840,803
BankAmerica Corp. ........................................................    16,100                     968,013
BankBoston Corp. .........................................................    27,700                   1,078,569
Chase Manhattan Corp. ....................................................    24,200                   1,647,113
Citigroup, Inc. ..........................................................    46,000                   2,277,000
First Union Corp. ........................................................    30,660                   1,864,511
Fleet Financial Group, Inc. ..............................................    45,900                   2,051,156
J.P. Morgan & Co. ........................................................    20,800                   2,185,300
Mellon Bank Corp. ........................................................    62,100                   4,269,375
Mercantile Bankshares Corp. ..............................................    31,050                   1,195,425
National City Corp. ......................................................    18,500                   1,341,250
PNC Bank Corp. ...........................................................    16,300                     882,238
Wells Fargo Co. ..........................................................    42,200                   1,685,362
                                                                                                    ------------
                                                                                                      23,286,115
                                                                                                    ------------
FINANCIAL SERVICES (2.8%)
Dun & Bradstreet Corp. ...................................................    35,900                   1,133,094
Fannie Mae ...............................................................    38,900                   2,878,600
H&R Block, Inc. ..........................................................    34,500                   1,552,500
Transamerica Corp. .......................................................    11,600                   1,339,800
                                                                                                    ------------
                                                                                                       6,903,994
                                                                                                    ------------
INSURANCE (4.1%)
American General Corp. ...................................................    32,000                   2,496,000
Chubb Corp. ..............................................................     4,200                     272,475
EXEL Ltd., Class A .......................................................    21,300                   1,597,500
Lincoln National Corp. ...................................................    14,200                   1,161,738
Safeco Corp. .............................................................    49,100                   2,108,231
St. Paul Cos. ............................................................    69,966                   2,431,318
                                                                                                    ------------
                                                                                                      10,067,262
                                                                                                    ------------
REAL ESTATE (2.4%)
Archstone Communities Trust ..............................................    24,000                     486,000
Cresent Real Estate Equities Co.                                              45,000                   1,035,000
Rouse Co. ................................................................    10,400                     286,000
Simon Property Group, Inc. ...............................................    60,100                   1,712,850
Starwood Hotels & Resorts ................................................    73,297                   1,662,926
Weingarten Realty Investors ..............................................    11,500                     513,187
                                                                                                    ------------
                                                                                                       5,695,963
                                                                                                    ------------



                                                                                    NUMBER                 VALUE
                                                                                   OF SHARES             (NOTE 1)
                                                                             --------------------   ------------------
UTILITY--ELECTRIC (6.5%)
Baltimore Gas & Electric Co. .............................................    16,300                $    503,263
Central & South West Corp. ...............................................    23,500                     644,781
Dominion Resources, Inc. .................................................    16,600                     776,050
DQE, Inc. ................................................................    30,600                   1,344,488
Duke Energy Corp. ........................................................    26,300                   1,684,844
Entergy Corp. ............................................................    27,800                     865,275
FirstEnergy Corp. ........................................................    55,270                   1,799,729
GPU, Inc. ................................................................    12,900                     570,019
Houston Industries, Inc. .................................................    44,900                   1,442,412
Pacificorp ...............................................................    53,600                   1,128,950
Peco Energy Co. ..........................................................    15,600                     649,350
Southern Co. .............................................................    62,400                   1,813,500
TECO Energy, Inc. ........................................................    33,500                     944,281
Unicom Corp. .............................................................    44,000                   1,696,750
                                                                                                    ------------
                                                                                                      15,863,692
                                                                                                    ------------
UTILITY--TELEPHONE (9.0%)
Alltel Corp. .............................................................    74,800                   4,473,975
AT&T Corp. ...............................................................    34,400                   2,588,600
Bell Atlantic Corp. ......................................................    43,100                   2,284,300
Bellsouth Corp. ..........................................................    21,800                   1,087,275
GTE Corp. ................................................................    49,100                   3,191,500
SBC Communications, Inc. .................................................   107,581                   5,769,031
Telebras S.A. (ADR) (Block)* .............................................    14,800                   1,075,775
U.S. WEST, Inc. ..........................................................    23,800                   1,538,075
                                                                                                    ------------
                                                                                                      22,008,531
                                                                                                    ------------
 TOTAL CREDIT SENSITIVE ..................................................                            83,825,557
                                                                                                    ------------
DIVERSIFIED (2.8%)
MISCELLANEOUS (2.8%)
Corning, Inc. ............................................................    22,300                   1,003,500
Fortune Brands, Inc. .....................................................    42,800                   1,353,550
Minnesota Mining &
  Manufacturing Co. ......................................................    33,300                   2,368,462
Olin Corp. ...............................................................    35,500                   1,005,094
Tyco International Ltd. ..................................................    16,048                   1,210,621
                                                                                                    ------------
 TOTAL DIVERSIFIED .......................................................                             6,941,227
                                                                                                    ------------
ENERGY (15.0%)
OIL--DOMESTIC (9.5%)
Amoco Corp. ..............................................................    61,700                   3,725,137
Atlantic Richfield Co. ...................................................    41,200                   2,688,300
Chevron Corp. ............................................................    33,100                   2,745,231
Exxon Corp. ..............................................................    53,400                   3,904,875
Mobil Corp. ..............................................................    33,300                   2,901,262
Occidental Petroleum Corp. ...............................................    39,300                     663,188
Phillips Petroleum Co. ...................................................    21,600                     920,700
Texaco, Inc. .............................................................    47,000                   2,485,125
Unocal Corp. .............................................................    70,600                   2,060,638
USX-Marathon Group, Inc. .................................................    37,900                   1,141,738
                                                                                                    ------------
                                                                                                      23,236,194
                                                                                                    ------------
OIL--INTERNATIONAL (2.1%)
Amerada Hess Corp. .......................................................    36,600                   1,820,850
British Petroleum Co. plc (ADR)                                               12,400                   1,178,000
Royal Dutch Petroleum Co. (NY
  Shares) ................................................................    43,700                   2,092,137
                                                                                                    ------------
                                                                                                       5,090,987
                                                                                                    ------------

EQ ADVISORS TRUST
T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998

                                      NUMBER          VALUE
                                    OF SHARES        (NOTE 1)
                                   -----------   ---------------
OIL--SUPPLIES & CONSTRUCTION (0.5%)
Baker Hughes, Inc. .............     75,000       $  1,326,563
                                                  ------------
RAILROADS (2.9%)
Burlington Northern Santa Fe
  Corp. ........................     41,900          1,414,125
Norfolk Southern Corp. .........     91,800          2,908,912
Union Pacific Corp. ............     58,300          2,627,144
                                                  ------------
                                                     6,950,181
                                                  ------------
 TOTAL ENERGY ..................                    36,603,925
                                                  ------------
TECHNOLOGY (1.4%)
OFFICE EQUIPMENT (0.8%)
Hewlett Packard Co. ............     28,600          1,953,738
                                                  ------------
TELECOMMUNICATIONS (0.6%)
BCE, Inc. ......................     34,300          1,301,256
Frontier Corp. .................      6,800            231,200
                                                  ------------
                                                     1,532,456
                                                  ------------
 TOTAL TECHNOLOGY ..............                     3,486,194
                                                  ------------
TOTAL COMMON STOCKS (95.1%)
  (Cost $222,057,692) ..........                   232,366,662
                                                  ------------

                                                 PRINCIPAL         VALUE
                                                  AMOUNT          (NOTE 1)
                                               ------------   ---------------
SHORT-TERM DEBT SECURITIES:
CERTIFICATES OF DEPOSIT (0.3%)
Societe Generale New York
  5.73%, 1/8/99 ............................    $  750,000     $    749,978
                                                               ------------
COMMERCIAL PAPER (4.6%)
Bayerische Enterprises 6.15%,
  1/4/99 ...................................     5,000,000        4,997,437
Ciesco LP 5.20%, 2/5/99 ....................       710,000          706,411
Equilon Enterprises LLC 5.80%,
  1/14/99 ..................................       740,000          738,451
International Lease Finance
  Corp. 5.04%, 2/22/99 .....................     1,130,000        1,121,774
National Australia Funding
  5.32%, 1/8/99 ............................     1,250,000        1,248,707
Repeat Offering Securitization
  Entity, Inc. 5.04%, 1/8/99+ (SS.) ........     1,020,000        1,018,929
Statoil 5.15%, 1/21/99+ (SS.) ..............     1,564,000        1,559,524
                                                               ------------
                                                                 11,391,233
                                                               ------------
TOTAL SHORT-TERM DEBT SECURITIES (4.9%)
(Amortized Cost $12,141,211) ...............                     12,141,211
                                                               ------------
TOTAL INVESTMENTS (100%)
  (Cost/Amortized Cost
  $234,198,903) ............................                    244,507,873
OTHER ASSETS
  LESS LIABILITIES (0.0%) ..................                        (91,855)
                                                               ------------
NET ASSETS (100%) ..........................                   $244,416,018
                                                               ============

----------
*     Non-income producing

+ Securities except from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31,1998 these securities amounted to $2,578,453 or 1.05% of net assets

(SS.) Illiquid security: is not actively traded
  Glossary:
  ADR--American Depositary Receipt
  Block-Shares represent each of the 12 holding companies that were formed following the September 21, 1998 break-up of Telebras S.A.

EQ ADVISORS TRUST
T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998


--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 1998 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $  160,979,891
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........        28,506,026

As of December 31, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $  25,159,635
Aggregate gross unrealized depreciation .........      (14,870,559)
                                                     -------------
Net unrealized appreciation .....................    $  10,289,076
                                                     =============
Federal income tax cost of investments ..........    $ 234,218,797
                                                     =============

At December 31, 1998 the Portfolio had loaned securities with a total value of $2,619,876, which was secured by cash collateral of $2,553,824.


The value of the collateral was sufficient at the time loan agreements were entered into. As a result of an increase in the market value of the loaned securities on the last business day for the year, the Portfolio was furnished with additional collateral the following business day.


For the period from January 1, 1998 to December 31, 1998 the Portfolio incurred approximately $3,544 as brokerage commissions with Donaldson, Lufkin and Jenrette Securities Corp., an affiliated broker/dealer.

































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                               NUMBER                VALUE
                                             OF SHARES              (NOTE 1)
                                        -------------------   -------------------
COMMON STOCKS, RIGHTS AND WARRANTS:
AUSTRALIA & NEW ZEALAND (2.2%)
AUSTRALIA (2.0%)
Australian Gas & Light Co., Ltd.               23,810         $    171,486
Brambles Industries Ltd. ............           8,000              194,854
Colonial Ltd. .......................          73,676              252,811
Commonwealth Bank of
  Australia .........................          22,597              320,721
Goodman Fielder Ltd. ................         114,000              115,258
John Fairfax Holdings Ltd. ..........          60,000              123,162
Lend Lease Corp. ....................          10,216              137,717
National Australia Bank Ltd. ........             161                2,427
News Corp., Ltd. ....................          35,034              231,415
Publishing & Broadcasting Ltd. ......          40,000              174,756
Star City Holdings Ltd. .............         107,200               94,786
Tabcorp Holdings Ltd. ...............          31,000              189,952
Telstra Corp., Ltd. .................          78,305              366,097
Westpac Banking Corp. ...............          49,651              332,226
                                                              ------------
                                                                 2,707,668
                                                              ------------
NEW ZEALAND (0.2%)
Telecom Corp. of New Zealand
  Ltd. (Installment Receipts) .......          27,000               59,000
Telecom Corp. of New Zealand
  Ltd. ..............................          46,000              199,825
                                                              ------------
                                                                   258,825
                                                              ------------
  TOTAL AUSTRALIA & NEW ZEALAND                                  2,966,493
                                                              ------------
CANADA (0.2%)
Alcan Aluminum Ltd. .................           6,620              178,744
Royal Bank of Canada ................           1,800               89,649
                                                              ------------
  TOTAL CANADA ......................                              268,393
                                                              ------------
JAPAN (15.6%)
Advantest Corp. .....................           2,300              145,928
Alps Electric Co., Ltd. .............          10,000              183,872
Amada Co., Ltd. .....................          17,000               82,401
Canon, Inc. .........................          49,000            1,048,604
Citizen Watch Co., Ltd. .............          10,000               60,257
Daiichi Pharma Co., Ltd. ............          22,000              372,158
Dainippon Screen Manufacturing
  Co., Ltd. .........................          15,000               37,483
Daiwa House Industry Co., Ltd........          32,000              341,125
DDI Corp. ...........................              55              204,697
Denso Corp. .........................          47,000              870,448
East Japan Railway Co. ..............              66              369,039
Fanuc ...............................           5,700              195,472
Fujitsu Ltd. ........................           9,000              120,027
Hitachi Ltd. ........................          62,000              384,581
Honda Motor Co., Ltd. ...............           3,000               98,627
Ito-Yokado Co., Ltd. ................          10,000              700,044
Kao Corp. ...........................          26,000              587,506
Kokuyo ..............................          14,000              188,693
Komatsu Ltd. ........................          33,000              173,407
Komori Corp. ........................          13,000              274,169
Kuraray Co., Ltd. ...................          37,000              408,852
Kyocera Corp. .......................          13,000              687,727
Makita Corp. ........................          23,000              256,597
Marui Co., Ltd. .....................          38,000              732,388



                                               NUMBER                VALUE
                                             OF SHARES              (NOTE 1)
                                        -------------------   -------------------
Matsushita Electric Industries
  Co. ...............................          53,000         $    938,830
Mitsubishi Corp. ....................          39,000              224,635
Mitsubishi Heavy Industries Ltd......         158,000              616,039
Mitsui Fudosan Co., Ltd. ............          77,000              583,385
Murata Manufacturing Co., Ltd........          15,000              623,394
NEC Corp. ...........................          85,000              783,341
Nippon Telegraph & Telephone
  Corp. .............................              61              471,351
Nomura Securities Co. ...............          56,000              488,790
NTT Mobile Communication
  Network, Inc. .....................               9              370,846
Pioneer Electric Corp. ..............           8,000              134,338
Sangetsu Co., Ltd. ..................           2,000               29,951
Sankyo Co. ..........................          36,000              787,949
Sekisui Chemical Co. ................          49,000              329,996
Sekisui House Ltd. ..................          30,000              317,678
Seven-Eleven Japan Co., Ltd. ........           4,000              322,552
Shin-Etsu Chemical Co. ..............          29,000              698,981
Shiseido Co., Ltd. ..................          20,000              257,333
Sony Corp. ..........................          13,000              948,073
Sumitomo Corp. ......................          57,000              277,802
Sumitomo Electric Industries ........          77,000              867,231
Sumitomo Forestry Co. ...............          20,000              143,553
TDK Corp. ...........................          12,000            1,098,449
Tokio Marine & Fire Insurance
  Co. ...............................          16,000              191,405
Tokyo Electron Ltd. .................           8,000              304,121
Tokyo Steel Manufacturing ...........           7,800               39,121
Toppan Printing Co., Ltd. ...........          30,000              366,859
Uny Co., Ltd. .......................          15,000              274,479
                                                              ------------
 TOTAL JAPAN ........................                           21,014,584
                                                              ------------
LATIN AMERICA (3.5%)
ARGENTINA (0.6%)
Banco Frances Rio Plata (ADR)........           4,370               90,678
Banco Galicia y Bueno (ADR) .........           2,791               49,200
Telefonica de Argentina (ADR)........           7,450              208,134
YPF S.A., Class D (ADR) .............          16,031              447,866
                                                              ------------
                                                                   795,878
                                                              ------------
BRAZIL (1.6%)
Banco Bradesco S.A. .................      13,277,000               73,624
Banco Itau S.A. .....................         158,000               77,151
Brahma ..............................         224,000               97,887
CEMIG ...............................       5,147,177               97,981
CEMIG (ADR) .........................           5,223               99,428
Cia Cimento Portland Itau ...........          70,000                7,966
Pao de Acucar (ADR) .................           4,574               70,897
Petrobras S.A. ......................       2,042,654              231,611
Telebras S.A. (ADR) (Block)* ........          15,000            1,090,312
Telecom de Sao Paulo S.A. ...........       1,201,554              163,787
Telesp Celular S.A., Class B* .......         911,706               40,068
Unibanco S.A. (GDR) .................           5,675               81,933
                                                              ------------
                                                                 2,132,645
                                                              ------------
CHILE (0.0%)
CCU S.A. (ADS) ......................             649               12,493
Chilectra S.A. (ADR) (SS.)+ .........           2,211               48,964
                                                              ------------
                                                                    61,457
                                                              ------------

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                  NUMBER                VALUE
                                                OF SHARES              (NOTE 1)
                                           -------------------   -------------------
MEXICO (1.3%)
Cemex S.A. .............................     10,000              $    24,702
Cemex S.A. (ADR) .......................     27,000                  117,941
Cemex S.A. (CPO) .......................        300                      647
Fomento Economico Mexicano
  S.A. .................................     57,000                  154,622
Gruma S.A. (ADR)* (SS.) ................      3,467                   35,057
Gruma S.A., Class B* ...................     15,250                   38,518
Grupo Industrial Maseca S.A.,
  Class B ..............................     84,000                   67,892
Grupo Modelo S.A., Class C .............     75,000                  158,365
Grupo Televisa S.A. (GDR)* .............      6,500                  160,469
Kimberly Clark de Mexico,
  Class A ..............................     48,000                  152,516
Panamerican Beverages, Inc.,
  Class A ..............................      9,000                  196,312
Telmex, Class L (ADR) ..................     12,000                  584,250
TV Azteca S.A. (ADS) ...................      5,800                   38,788
                                                                 -----------
                                                                   1,730,079
                                                                 -----------
  TOTAL LATIN AMERICA ..................                           4,720,059
                                                                 -----------
OTHER EUROPEAN COUNTRIES (43.9%)
BELGIUM (1.9%)
Credit Communal
  Holdings/Dexia .......................      1,105                  183,794
Fortis AG ..............................      2,040                  734,683
Kredietbank N.V. .......................     17,420                1,370,622
UCB S.A. ...............................         36                  220,769
                                                                 -----------
                                                                   2,509,868
                                                                 -----------
CZECH REPUBLIC (0.0%)
SPT Telecom A/S* .......................      1,900                   29,036
                                                                 -----------
FRANCE (9.4%)
Alcatel Alsthom ........................      4,210                  515,187
Carrefour S.A. .........................        911                  687,630
Compagnie de Saint Gobain ..............      3,060                  431,942
Credit Commercial de France ............      4,909                  455,814
Dexia France ...........................      1,464                  225,513
Elf Acquitaine S.A. ....................      3,440                  397,574
Groupe Danone ..........................      1,680                  480,902
Groupe GTM .............................      1,000                  103,766
L'Oreal ................................        410                  296,341
Lafarge S.A. ...........................      1,931                  183,444
Lapeyre S.A. ...........................      1,920                  137,057
Legrand S.A. ...........................        930                  246,414
Pathe S.A. .............................        670                  186,994
Pinault-Printemps-Redoute S.A...........      7,050                1,347,061
Primagaz Cie Gaz .......................        150                   14,223
Sanofi S.A. ............................      5,688                  936,213
Schneider S.A. .........................     11,659                  707,112
SGS-ThomsonMicroelectronics
  N.V. .................................      3,460                  272,368
Societe Generale Paris .................      2,555                  413,682
Sodexho Alliance S.A. ..................      5,002                1,118,615
Television Francaise ...................      2,460                  437,910
Total S.A., Class B ....................     10,190                1,031,853
Vivendi ................................      7,970                2,067,537
                                                                 -----------
                                                                  12,695,152
                                                                 -----------
GERMANY (6.4%)
Allianz AG (Registered) ................      2,130                  792,439
Bayer AG ...............................     11,002                  461,800



                                                  NUMBER                VALUE
                                                OF SHARES              (NOTE 1)
                                           -------------------   -------------------
Bayerische Vereinsbank AG ..............    14,338               $ 1,133,962
Buderus AG .............................       110                    40,594
Deutsche Bank AG .......................     9,662                   569,806
Deutsche Telekom AG ....................    17,500                   574,933
Dresdner Bank AG .......................    14,388                   602,630
Dresdner Bank AG (Warrants)
  (expiring 4/30/02)* ..................     4,238                    71,969
Gehe AG ................................    15,010                 1,008,773
Hoechst AG .............................     3,180                   131,474
Hornbach Baumarkt AG ...................       260                     9,361
Mannesmann AG ..........................     9,350                 1,081,436
Rhoen-Kilnikum AG ......................     2,180                   210,871
SAP AG .................................     1,700                   734,473
Siemens AG .............................     4,309                   283,130
Veba AG ................................    12,440                   736,770
Volkswagen AG ..........................     2,730                   220,824
                                                                 -----------
                                                                   8,665,245
                                                                 -----------
IRELAND (0.1%)
CBT Group plc (ADR)* ...................    10,154                   151,041
                                                                 -----------
ITALY (5.5%)
Assicurazioni Generali S.p.A. ..........    13,440                   560,847
Banca Commerciale Italiana .............    23,000                   158,573
Banca di Roma ..........................   230,000                   389,477
Credito Italiano S.p.A. ................   131,205                   777,232
ENI S.p.A. (Registered) ................   119,683                   781,721
Industrie Natuzzi S.p.A. (ADR)..........     4,000                    99,500
Istituto Bancario San Paolo S.p.A. .....    41,800                   738,167
Istituto Nazionale delle
  Assicurazioni ........................   177,000                   467,254
Italgas S.p.A. .........................    30,000                   162,292
La Rinascente S.p.A. ...................    10,000                   102,782
Mediolanum S.p.A. ......................    55,000                   407,469
Telecom Italia Mobile S.p.A. ...........   158,000                 1,165,770
Telecom Italia S.p.A. ..................   190,665                 1,625,870
                                                                 -----------
                                                                   7,436,954
                                                                 -----------
LUXEMBOURG (0.1%)
Societe Europeenne des Satellites
  (FDR)* ...............................       600                    97,715
                                                                 -----------
NETHERLANDS (10.2%)
ABN-Amro Holdings N.V. .................    28,480                   599,052
Akzo Nobel N.V. ........................     2,320                   105,629
ASM Lithography Holding N.V.*...........    14,770                   451,461
CSM ....................................    10,840                   625,729
Elsevier N.V. ..........................    65,637                   919,246
Fortis Amev N.V. .......................    12,320                 1,020,817
Gucci Group N.V. .......................     2,781                   135,226
ING Groep N.V. .........................    34,730                 2,117,570
Koninklijke Ahold N.V. .................    26,398                   975,569
Koninklijke KPN N.V. ...................     4,160                   208,233
Koninklijke Numico N.V. ................    10,090                   480,886
Koninklijke Philips Electronics
  N.V. .................................     8,740                   586,421
Royal Dutch Petroleum Co. ..............    22,620                 1,126,242
TNT Post Group N.V. ....................     2,640                    85,052
Unilever N.V. ..........................    15,660                 1,338,426
Wolters Kluwer N.V. ....................    13,960                 2,986,915
                                                                 -----------
                                                                  13,762,474
                                                                 -----------
PORTUGAL (0.6%)
Jeronimo Martins & Filho ...............    13,470                   737,217
                                                                 -----------

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                 NUMBER                VALUE
                                               OF SHARES              (NOTE 1)
                                          -------------------   -------------------
RUSSIA (0.0%)
Gazprom (ADS) .........................      3,131              $    26,535
LUKoil Holding (ADR) ..................        110                    1,705
                                                                -----------
                                                                     28,240
                                                                -----------
SPAIN (2.9%)
Argentaria Corp. Banc .................     12,520                  323,748
Banco Bilbao Vizcaya S.A. .............     16,040                  251,119
Banco Santander S.A. ..................     31,024                  615,590
Endesa S.A. ...........................     17,766                  470,026
Gas Natural SDG S.A. ..................      3,510                  381,575
Iberdrola S.A. ........................     22,210                  414,914
Repsol S.A. ...........................      5,260                  280,173
Telefonica S.A. .......................     24,883                1,104,783
Telefonica S.A. (Rights)
  (expiring 1/30/99)* .................     24,883                   22,061
                                                                -----------
                                                                  3,863,989
                                                                -----------
SWITZERLAND (6.8%)
ABB AG (Bearer) .......................        380                  446,081
Adecco S.A. (Bearer) ..................      1,700                  777,178
CS Holdings ...........................      3,350                  525,155
Nestle S.A. (Registered) ..............      1,170                2,550,711
Novartis AG (Registered) ..............        960                1,889,902
Roche Holdings AG .....................        120                1,466,424
Swisscom AG (Registered)* .............        520                  218,009
UBS AG (Registered)* ..................      4,149                1,276,615
                                                                -----------
                                                                  9,150,075
                                                                -----------
  TOTAL OTHER EUROPEAN COUNTRIES                                 59,127,006
                                                                -----------
SCANDINAVIA (5.3%)
DENMARK (0.4%)
Den Danske Bank AS ....................      1,630                  218,972
Tele Danmark A/S, Class B .............        790                  106,624
Unidanmark A/S, Class A
  (Registered) ........................      1,510                  136,421
                                                                -----------
                                                                    462,017
                                                                -----------
FINLAND (0.7%)
Nokia OYJ, Class A ....................      7,920                  963,022
                                                                -----------
NORWAY (1.0%)
Bergesen ASA, Class A .................        810                    9,698
Norsk Hydro ASA .......................     18,560                  627,563
Orkla ASA, Class A ....................     49,900                  745,148
Saga Petroleum ASA, Class B ...........      1,250                   11,430
                                                                -----------
                                                                  1,393,839
                                                                -----------
SWEDEN (3.2%)
ABB AB, Class A .......................     23,470                  250,768
Astra AB, Class B .....................     59,113                1,204,786
Atlas Copco AB, Class B ...............     13,200                  286,965
Electrolux AB, Class B ................     36,460                  628,252
Esselte AB, Class B ...................      1,890                   31,050
Granges AB ............................      1,115                   16,114
Hennes & Mauritz AB, Class B ..........     12,520                1,023,777
Nordbanken Holding AB .................    106,069                  681,294
Sandvik AB, Class A ...................      2,330                   40,581
Sandvik AB, Class B ...................     11,110                  192,125
                                                                -----------
                                                                  4,355,712
                                                                -----------
  TOTAL SCANDINAVIA ...................                           7,174,590
                                                                -----------



                                                 NUMBER                VALUE
                                               OF SHARES              (NOTE 1)
                                          -------------------   ----------------
SOUTHEAST ASIA (1.7%)
CHINA (0.2%)
Huaneng Power International,
  Inc. (ADR)* .........................    16,000               $   232,000
                                                                -----------
HONG KONG (1.4%)
Cheung Kong Ltd. ......................    11,000                    79,157
China Telecom Ltd. ....................    60,000                   103,779
CLP Holdings Ltd. .....................    36,000                   179,367
Hang Seng Bank Ltd. ...................    15,000                   134,080
Henderson Land Development
  Co., Ltd. ...........................    45,000                   232,921
Hong Kong Telecommunications
  Ltd. ................................    84,800                   148,316
HSBC Holdings plc .....................     7,600                   189,332
Hutchison Whampoa Ltd. ................   105,000                   742,037
Sun Hung Kai Properties Ltd. ..........    11,000                    80,222
                                                                -----------
                                                                  1,889,211
                                                                -----------
KOREA (0.0%)
Samsung Electronics Co. ...............       332                    22,271
                                                                -----------
SINGAPORE (0.1%)
Singapore Press Holdings Ltd. .........    15,429                   164,855
                                                                -----------
  TOTAL SOUTHEAST ASIA ................                           2,308,337
                                                                -----------
SOUTHERN CENTRAL ASIA (0.1%)
INDIA (0.1%)
Mahanagar Telephone Nigam
  Ltd. (GDR) ..........................     6,000                    70,200
                                                                -----------
UNITED KINGDOM (18.6%)
Abbey National plc ....................    39,000                   835,130
ASDA Group plc ........................   131,000                   351,465
BG plc ................................    41,529                   262,052
British Petroleum Co., plc ............    37,000                   552,519
Cable & Wireless plc ..................    87,000                 1,069,732
Cadbury Schweppes plc .................    60,000                 1,023,261
Caradon plc ...........................    99,100                   169,833
Centrica plc ..........................    42,000                    84,556
Compass Group plc .....................    59,000                   675,876
Diageo plc ............................   171,592                 1,952,829
Electrocomponents plc .................    28,000                   187,748
GKN plc ...............................    10,000                   132,691
Glaxo Wellcome plc ....................    67,000                 2,305,348
Heywood Williams Group plc ............     4,000                    14,442
John Laing plc, Class A ...............     9,000                    37,436
Kingfisher plc ........................   185,000                 2,002,304
Ladbroke Group plc ....................    64,000                   257,163
National Westminster Bank plc .........   179,000                 3,451,815
Rank Group plc ........................    30,000                   115,554
Reed International plc ................   155,000                 1,212,106
Rio Tinto plc (Registered) ............    45,000                   523,360
Rolls-Royce plc .......................    34,000                   140,861
Safeway plc ...........................    81,000                   407,008
Shell Transport & Trading Co.,
  plc (Registered) ....................   319,000                 1,959,847
Smith (David S) Holdings plc ..........    38,000                    67,019
SmithKline Beecham plc ................   203,800                 2,848,358
Tesco plc .............................   211,000                   601,207
Tomkins plc ...........................   183,000                   863,208

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998


                                         NUMBER          VALUE
                                       OF SHARES        (NOTE 1)
                                      -----------   ---------------
Unilever plc ......................     26,000       $    291,571
United News & Media plc ...........     63,000            552,411
                                                     ------------
  TOTAL UNITED KINGDOM ............                    24,948,710
                                                     ------------
TOTAL COMMON STOCKS, RIGHTS
  AND WARRANTS (91.1%)
  (Cost $113,562,480) .............                   122,598,372
                                                     ------------
PREFERRED STOCKS:
AUSTRALIA & NEW ZEALAND (0.1%)
AUSTRALIA (0.1%)
News Corp., Ltd. ..................     29,286            178,193
                                                     ------------
OTHER EUROPEAN COUNTRIES (0.5%)
GERMANY (0.5%)
Fielmann AG .......................        420             18,902
Fresenius AG ......................        750            157,516
Hornbach Holding AG ...............      1,560             93,141
SAP AG (Non Voting) ...............        826            396,272
                                                     ------------
  TOTAL OTHER EUROPEAN COUNTRIES                          665,831
                                                     ------------
TOTAL PREFERRED STOCKS (0.6%)
  (Cost $813,946) .................                       844,024
                                                     ------------
TOTAL INVESTMENTS (91.7%)
  (Cost $114,376,426)..............                   123,442,396
OTHER ASSETS
  LESS LIABILITIES (8.3%) .........                    11,210,941
                                                     ------------
NET ASSETS (100%) .................                  $134,653,337
                                                     ============


MARKET SECTOR DIVERSIFICATION (Unaudited)
As a Percentage of Total Common and Preferred Stock
Basic Materials .............................               1.7%
Business Services ...........................               5.0
Capital Goods ...............................               7.9
Consumer Cyclicals ..........................              12.8
Consumer Non-Cyclicals ......................              24.8
  Banks .....................................     14.1
  Financial Services ........................      3.7
  Insurance .................................      2.8
  Real Estate ...............................      1.1
  Utility-Electric ..........................      1.9
  Utility-Gas ...............................      0.1
  Utility-Telephone .........................      6.3
                                                  ----
Credit Sensitive ............................              30.0
Diversified .................................               2.0
Energy ......................................               9.6
Technology ..................................               6.2
                                                          -----
                                                          100.0%
                                                          =====


----------
*     Non-income producing

+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1998 these securities amounted to $48,964 or 0.04% of net assets

(SS.) Illiquid security: is not actively traded.

     Glossary:
     ADR--American Depositary Receipt
  ADS--American Depositary Share
  CPO--Certificate of Participation
  FDR--Fiduciary Depositary Receipt
  GDR--Global Depositary Receipt
  Block-Shares represent each of the 12 holding companies that were formed following the September 21, 1998 break-up of Telebras S.A.
  Installment Receipts: Transaction with a set contract price, paid in installments over a period of time. Gains or losses are generally taxable on a prorated basis.

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998


--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $67,710,955
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     21,896,098

As of December 31, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........     $ 17,681,488
Aggregate gross unrealized depreciation .........       (9,482,380)
                                                      ------------
Net unrealized appreciation .....................     $  8,199,108
                                                      ============
Federal income tax cost of investments ..........     $115,243,288
                                                      ============

At December 31, 1998 the Portfolio had loaned securities with a total value of $1,659,316, which was secured by collateral of $1,750,200.



For the period from January 1, 1998 to December 31, 1998 the Portfolio incurred approximately $165, $155, $326, $1,978 and $5,249 as brokerage commissions with Donaldson, Lufkin and Jenrette Securities Corp., Ord Minnett Group Ltd., Ord Minnett-New Zealand-Ltd., Jardin Fleming Securities Ltd. and Robert Fleming Co., respectively, both an affiliated broker/dealer.


The Portfolio has a net capital loss carryforward of $946,431 which expires in the year 2006.

































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
COMMON STOCKS:
BASIC MATERIALS (9.1%)
PAPER (6.1%)
Caraustar Industries, Inc. ...........   182,300                $5,206,944
Wausau-Mosinee Paper Corp. ...........   282,200                 4,991,412
                                                                ----------
                                                                10,198,356
                                                                ----------
STEEL (3.0%)
Inland Steel Industries, Inc. ........   103,532                 1,747,103
Texas Industries, Inc. ...............    28,100                   756,944
Universal Stainless & Alloy
  Products, Inc.* ....................   336,700                 2,525,250
                                                                ----------
                                                                 5,029,297
                                                                ----------
  TOTAL BASIC MATERIALS ..............                          15,227,653
                                                                ----------
BUSINESS SERVICES (9.0%)
PRINTING, PUBLISHING,
  BROADCASTING (2.0%)
John H. Harland Co. ..................   208,200                 3,292,162
                                                                ----------
PROFESSIONAL SERVICES (2.0%)
Standex International Corp. ..........   126,000                 3,307,500
                                                                ----------
TRUCKING, SHIPPING (5.0%)
Landstar System, Inc.* ...............   106,231                 4,328,913
M.S. Carriers* .......................   125,400                 4,130,363
                                                                ----------
                                                                 8,459,276
                                                                ----------
  TOTAL BUSINESS SERVICES ............                          15,058,938
                                                                ----------
CAPITAL GOODS (16.4%)
BUILDING & CONSTRUCTION (8.9%)
Avondale Industries, Inc.* ...........   159,100                 4,613,900
Cavalier Homes, Inc. .................   534,400                 6,078,800
Walter Industries, Inc.* .............   274,900                 4,209,406
                                                                ----------
                                                                14,902,106
                                                                ----------
BUILDING MATERIALS & FOREST
  PRODUCTS (1.4%)
Juno Lighting, Inc. ..................    70,154                 1,639,850
Justin Industries, Inc. ..............    53,100                   696,937
                                                                ----------
                                                                 2,336,787
                                                                ----------
ELECTRICAL EQUIPMENT (1.2%)
Exar Corp.* ..........................    69,500                 1,120,688
Pameco Corp.* ........................    72,468                   837,911
                                                                ----------
                                                                 1,958,599
                                                                ----------
MACHINERY (4.9%)
Gardner Denver, Inc.* ................   119,982                 1,769,735
Graco, Inc. ..........................    56,500                 1,666,750
Regal-Beloit Corp. ...................    50,119                 1,152,737
Watts Industries, Inc., Class A ......   222,400                 3,697,400
                                                                ----------
                                                                 8,286,622
                                                                ----------
  TOTAL CAPITAL GOODS ................                          27,484,114
                                                                ----------
CONSUMER CYCLICALS (14.7%)
AUTO RELATED (3.3%)
Superior Industries
  International, Inc. ................   196,218                 5,457,313
                                                                ----------
HOUSEHOLD FURNITURE,
  APPLIANCES (6.5%)
Heilig-Meyers Co. ....................   246,887                 1,651,057
Home Products
  International, Inc.* ...............   426,600                 4,239,337



                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
La-Z-Boy, Inc. .......................   282,300                $5,028,469
                                                                ----------
                                                                10,918,863
                                                                ----------
LEISURE RELATED (3.9%)
Central Garden & Pet Co.* ............   186,087                 2,675,000
SCP Pool Corp.* ......................   253,600                 3,835,700
                                                                ----------
                                                                 6,510,700
                                                                ----------
RETAIL--GENERAL (1.0%)
Fingerhut Cos., Inc. .................   110,550                 1,706,616
                                                                ----------
  TOTAL CONSUMER CYCLICALS ...........                          24,593,492
                                                                ----------
CONSUMER NON-CYCLICALS (7.3%)
CONTAINERS (2.0%)
Gaylord Container Corp.,
  Class A* ...........................   538,833                 3,300,352
                                                                ----------
FOODS (2.2%)
Vlasic Foods International, Inc.*        155,725                 3,708,202
                                                                ----------
RETAIL--FOODS (3.1%)
Ryan's Family Steak
  Houses, Inc.* ......................   414,700                 5,131,912
                                                                ----------
  TOTAL CONSUMER NON-CYCLICALS                                  12,140,466
                                                                ----------
CREDIT SENSITIVE (34.5%)
BANKS (7.8%)
Century Bancorp, Inc., Class A .......   150,100                 2,739,325
Prosperity Bancshares, Inc.* .........    82,700                 1,023,413
Quaker City Bancorp, Inc.* ...........   271,521                 4,344,336
Riggs National Corp.
  (Washington D.C.) ..................    76,400                 1,551,875
Texas Regional Bancshares, Inc.,
  Class A ............................   138,325                 3,466,770
                                                                ----------
                                                                13,125,719
                                                                ----------
FINANCIAL SERVICES (0.2%)
D & N Financial Corp. ................    14,300                   337,838
Metris Cos., Inc. ....................         7                       331
                                                                ----------
                                                                   338,169
                                                                ----------
INSURANCE (13.9%)
Chartwell Re Corp. ...................    63,398                 1,505,702
Commerce Group, Inc. .................   118,700                 4,206,431
Delphi Financial Group, Inc.,
  Class A* ...........................    93,191                 4,886,703
HCC Insurance Holdings, Inc. .........   123,921                 2,184,108
National Western Life Insurance
  Co., Class A* ......................    45,700                 5,369,750
Terra Nova Bermuda Holdings
  Ltd., Class A ......................   203,000                 5,125,750
                                                                ----------
                                                                23,278,444
                                                                ----------
REAL ESTATE (3.4%)
U.S. Restaurant Properties, Inc. .....    65,100                 1,582,744
Weeks Corp. ..........................    56,500                 1,592,594
Western Water Co.* ...................   494,450                 2,534,056
                                                                ----------
                                                                 5,709,394
                                                                ----------
UTILITY--ELECTRIC (9.2%)
Commonwealth Energy System ...........   105,100                 4,256,550
Idacorp, Inc. ........................   121,500                 4,396,781
Public Service Co. of New
  Mexico, Inc. .......................   178,400
                                                                 3,646,050

EQ ADVISORS TRUST
WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998


                                          NUMBER          VALUE
                                        OF SHARES       (NOTE 1)
                                       -----------   --------------
UniSource Energy Corp.* ............     226,900      $  3,063,150
                                                      ------------
                                                        15,362,531
                                                      ------------
  TOTAL CREDIT SENSITIVE ...........                    57,814,257
                                                      ------------
ENERGY (0.5%)
OIL--SUPPLIES &
  CONSTRUCTION (0.5%)
Varco International, Inc.* .........     108,798           843,184
                                                      ------------
TECHNOLOGY (4.2%)
ELECTRONICS (2.8%)
Cerprobe Corp.* ....................      97,000         1,303,437
UNOVA, Inc.* .......................     187,500         3,398,438
                                                      ------------
                                                         4,701,875
                                                      ------------
OFFICE EQUIPMENT SERVICES (1.4%)
Informix Corp.* ....................     241,867         2,388,437
                                                      ------------
  TOTAL TECHNOLOGY .................                     7,090,312
                                                      ------------
  TOTAL COMMON STOCKS (95.7%)
     (Cost $159,756,230) ...........                   160,252,416
                                                      ------------


                                             PRINCIPAL
                                               AMOUNT
                                           -------------
SHORT-TERM DEBT SECURITIES:
REPURCHASE AGREEMENT (4.3%)
State Street Bank & Trust 4.80%
  dated 12/31/98, due 1/04/99, to
  be repurchased at $7,218,848,
  collateralized by $7,130,000 of
  U.S. Treasury Notes, 6.375%
  due 05/15/00, valued at
  $7,348,184 (Cost $7,215,000) .........   $7,215,000          7,215,000
                                                               ---------

TOTAL INVESTMENTS (100.0%)
  (Cost $166,971,230) ..................                     167,467,416
OTHER ASSETS
  LESS LIABILITIES (0.0%) ..............                          25,837
                                                             -----------
NET ASSETS (100%) ......................                    $167,493,253
                                                            ============






























----------
* Non-income producing

EQ ADVISORS TRUST
WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998


--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $226,120,369
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     155,856,240

As of December 31, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal Income tax purposes was as follows:


Aggregate gross unrealized appreciation .........    $  11,869,444
Aggregate gross unrealized depreciation .........      (12,824,997)
                                                     -------------
Net unrealized depreciation .....................    $    (955,553)
                                                     =============
Federal income tax cost of investments ..........    $ 168,422,969
                                                     =============

At December 31, 1998, the Portfolio had loaned securities with a total value of
                           $1,767,844 which was secured by collateral of $1,805,000.

The Portfolio has a net capital loss carryforward of $14,217,667 which expires in the year 2006.








































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                                NUMBER                VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   -----------------
COMMON STOCKS AND RIGHTS:
AFRICA AND THE MIDDLE EAST (14.5%)
EGYPT (1.3%)
Al-Ahram Beverages Co.
  (GDR)* .............................            2,046         $  59,102
Al-Ahram Beverages Co.
  (GDR)* .............................            2,560            72,640
Eastern Tobacco ......................            4,400           101,264
Egypt Gas Co. ........................            1,000            74,194
Egyptian Financial & Industrial
  Co. ................................            3,226            53,357
Industrial Engineering
  Enterprises ........................            2,890            40,892
Madinet Nasr Housing &
  Development ........................            1,035            31,244
Paints & Chemical Industries Co.
  (GDR) ..............................           11,300            67,800
Suez Cement Co. ......................              250             3,768
Suez Cement Co. (GDR) ................            3,400            48,620
                                                                ---------
                                                                  552,881
                                                                ---------
ISRAEL (6.0%)
Bank Hapoalim Ltd. ...................           56,800           102,907
Bezeq the Israeli Telecom Corp.,
  Ltd.* ..............................           31,760            99,264
Comverse Technology, Inc.* ...........            5,505           390,855
ECI Telecommunications Ltd. ..........           10,356           368,932
Elron Electronic Industries Ltd. .....            2,637            42,193
First International Bank of Israel,
  Class 5 ............................            7,647            37,902
Gilat Satellite Networks Ltd.* .......              710            39,139
Koor Industries Ltd. (ADR) ...........           26,100           455,119
Nice Systems Ltd.* ...................              551            11,932
Nice Systems Ltd. (ADR)* .............            5,610           121,316
Orbotech Ltd.* .......................            5,880           278,565
Orckit Communications Ltd.* ..........            1,370            22,177
Super-Sol Ltd. .......................            3,288             8,172
Super-Sol Ltd. (ADR) .................           18,540           227,115
Tadiran Telecommunications Ltd.                   3,966            75,850
Teva Pharmaceutical Industries
  (ADR) ..............................            5,380           218,899
                                                                ---------
                                                                2,500,337
                                                                ---------
SOUTH AFRICA (5.1%)
Amalgamated Banks of South
  Africa Group Ltd. ..................           42,638           201,961
Bidvest Group Ltd. ...................           43,353           314,278
BOE Corp., Ltd., Class N .............          399,539           227,232
BOE Ltd. .............................           80,346            51,970
Comparex Holdings Ltd. ...............           14,429           117,093
Education Investment Corp., Ltd.                 63,800            73,654
Ellerine Holdings Ltd. ...............           43,380            93,532
FirstRand Ltd. .......................          106,000           115,533
Liberty Life Association of
  Africa Ltd. ........................            8,500           116,888
Morgan Stanley Africa
  Investment Fund, Inc.++ ............            1,700            14,237
Nedcor Ltd. ..........................            5,840            99,345
New Africa Investments Ltd.,
  Class N* ...........................          215,800           131,893
Primedia Ltd., Class N ...............           17,370            38,336
Rembrandt Group Ltd. .................           30,584           186,923



                                                NUMBER                VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   -----------------
Sasol Ltd. ...........................         34,340           $ 129,717
South African Breweries Ltd. .........          9,400             158,150
Woolworths Holdings Ltd. .............         71,640              35,271
                                                                ---------
                                                                2,106,013
                                                                ---------
TURKEY (1.8%)
Ege Biracilik ve Malt Sanayii
  A.S. ...............................      1,566,000             121,622
Erciyas Biracilik ve Malt Sanayii
  A.S. ...............................        476,000              31,687
Migros Turk A.S. .....................         57,000              56,917
Petrol Ofisi A.S. ....................        357,359              48,145
Vestel Elektronik Sanayi Ve
  Ticaret A.S.* ......................      2,200,048             181,327
Yapi Ve Kredi Bankasi A.S. ...........     25,320,121             292,964
                                                                ---------
                                                                  732,662
                                                                ---------
ZIMBABWE (0.3%)
Delta Corp., Ltd. ....................        150,000              32,648
Meikles Africa Ltd. ..................        134,625              75,390
                                                                ---------
                                                                  108,038
                                                                ---------
  TOTAL AFRICA AND THE
     MIDDLE EAST .....................                          5,999,931
                                                                ---------
LATIN AMERICA (20.7%)
ARGENTINA (1.8%)
Telecom Argentina (ADR) ..............         18,005             495,137
Telefonica de Argentina (ADR) ........          3,956             110,521
YPF S.A., Class D (ADR) ..............          4,384             122,478
                                                                ---------
                                                                  728,136
                                                                ---------
BRAZIL (7.0%)
Brahma ...............................        141,400              61,791
Brahma (ADR) .........................         10,010              94,469
CEMIG ................................     19,290,019             367,201
CEMIG (ADR) ..........................          7,616             144,983
Cia Vale do Rio Doce (ADR) ...........          1,865              23,926
Coteminas ............................        359,200              38,648
Coteminas (ADR)+ .....................          1,155               5,458
CRT, Class A .........................      1,828,313             658,238
Embratel Participacoes* ..............      5,144,220              70,250
Lojas Arapua S.A.* ...................      1,248,000                 330
Pao de Acucar (ADR) ..................          3,665              56,807
Petrobras S.A. .......................        203,819              23,111
Renner S.A.* .........................      1,829,000               1,287
Tele Celular S.A.* ...................     15,103,220              25,500
Tele Celular S.A. (ADR)* .............            520               9,067
Tele Centro S.A.* ....................     12,833,220             111,418
Tele Centro S.A. (ADR)* ..............            662              27,680
Tele Leste Celular S.A.* .............     19,919,220              11,540
Tele Nordeste Celular S.A.* ..........     11,620,220              10,579
Tele Nordeste Celular S.A.
  (ADR)* .............................            435               8,047
Tele Norte Celular S.A.* .............      4,344,220               2,013
Tele Norte Leste S.A.* ...............      4,344,220              54,292
Tele Sudeste Celular S.A.* ...........     14,803,220              62,484
Tele Sudeste Celular S.A.
  (ADR)* .............................            174               3,600
Telebras S.A. ........................      4,344,220                 503
Telebras S.A. (ADR) (Block)* .........          3,856             280,283
Telemig Celular S.A.* ................     21,155,220              23,462
Telemig Celular S.A. (ADR)* ..........            555              11,794
Telerj Celular S.A., Class B* ........        456,000              10,756

EQ ADVISORS TRUST
MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                             NUMBER                VALUE
                                            OF SHARES             (NOTE 1)
                                      --------------------   -----------------
Telesp Celular S.A.* ..............   9,807,220              $  72,240
Telesp Celular S.A. (ADR)* ........         124                  2,170
Telesp Celular S.A., Class B* .....   4,486,000                197,150
Telesp S.A.* ......................   1,279,066                 29,112
Unibanco (GDR) ....................      14,480                209,055
USIMINAS S.A. .....................      12,900                 28,507
USIMINAS S.A. (ADR) ...............       2,300                  5,140
Vale do Rio Doce, Class A .........      11,971                153,570
                                                             ---------
                                                             2,896,461
                                                             ---------
CHILE (1.0%)
CCU S.A. (ADR) ....................       5,562                107,069
Endesa S.A. (ADR) .................       6,608                 75,166
Enersis S.A. (ADR) ................       8,865                228,828
Santa Isabel S.A. (ADR) ...........         931                  6,168
                                                             ---------
                                                               417,231
                                                             ---------
MEXICO (10.5%)
Alfa S.A., Class A ................      25,059                 70,635
Cemex S.A. (ADR) ..................      10,990                 48,007
Cemex S.A. (CPO) ..................      85,101                183,563
Cemex S.A., Class B ...............      15,650                 38,659
Cemex S.A., Class B (ADR) .........      16,521                 81,688
Cifra S.A., Class C* ..............      41,898                 51,134
Cifra S.A., Class V ...............      54,675                 66,286
Cifra S.A., Class V (ADR) .........       5,240                 63,581
Desc S.A. (ADR) ...................       1,907                 36,591
Fomento Economico Mexicano
  S.A. (ADR) ......................      14,068                374,560
Fomento Economico Mexicano
  S.A. (UBD Unit) .................     243,453                660,407
Grupo Carso S.A., Series A1 .......      34,165                115,977
Grupo Financeiro Banamex,
  Class B* ........................     110,129                144,421
Grupo Financerio Bancomer,
  Class B .........................     117,299                 25,124
Grupo Financiero Bancomer
  (ADR)+ ..........................       8,155                 34,659
Grupo Televisa S.A. (GDR)* ........      33,910                837,153
Kimberly Clark de Mexico,
  Class A .........................     122,103                387,971
Telmex, Class L (ADR) .............      22,044              1,073,267
Tubo de Acero de Mexico S.A.
  (ADR) ...........................       3,460                 22,274
TV Azteca S.A. (ADR) ..............       3,930                 26,282
Vitro S.A. (ADR) ..................       3,700                 16,881
                                                             ---------
                                                             4,359,120
                                                             ---------
VENEZUELA (0.4%)
CANTV (ADR) .......................       8,499                151,388
                                                             ---------
  TOTAL LATIN AMERICA .............                          8,552,336
                                                             ---------
OTHER EUROPEAN COUNTRIES (16.4%)
CROATIA (0.2%)
Pliva d.d. (ADR)+ .................       3,430                 56,938
Pliva d.d. (GDR) (Registered) .....         790                 13,114
                                                             ---------
                                                                70,052
                                                             ---------
CZECH REPUBLIC (0.4%)
SPT Telecom A.S.* .................       6,248                 95,481
SPT Telecom A.S. (GDR)* ...........       4,140                 61,479
                                                             ---------
                                                               156,960
                                                             ---------



                                             NUMBER                VALUE
                                            OF SHARES             (NOTE 1)
                                      --------------------   -----------------
GREECE (7.9%)
Alpha Credit Bank .................         990              $ 103,358
Attica Enterprises S.A. ...........       5,470                 49,056
Hellenic Bottling Co. S.A. ........       3,780                116,757
Hellenic Telecommunication
  Organization S.A. ...............      48,785              1,298,586
Hellenic Telecommunication
  Organization S.A. (ADR)* ........      56,987                755,078
Heracles General Cement Co.,
  S.A. ............................         720                 19,551
Ionian Bank S.A.* .................       1,720                 91,230
National Bank of Greece S.A. ......       2,810                632,521
Panafon Hellenic Telecom S.A.
  (GDR)* ..........................       2,410                 62,841
STET Hellas
  Telecommunications S.A.
  (ADR)* ..........................       2,450                 79,319
Titan Cement Co., S.A. ............         710                 54,541
                                                             ---------
                                                             3,262,838
                                                             ---------
HUNGARY (3.9%)
Matav Rt. .........................      24,603                140,136
Matav Rt (ADR) ....................      13,026                388,338
MOL Magyar Olaj-es Gazipari
  Rt. .............................       5,260                143,718
MOL Magyar Olaj-es Gazipari
  Rt. (GDR) (Registered) ..........      24,692                682,116
OTP Bank Rt. ......................       3,350                167,252
OTP Bank Rt. (GDR) ................       2,160                106,920
                                                             ---------
                                                             1,628,480
                                                             ---------
POLAND (3.3%)
Bank Handlowy W Warszawie .........       2,340                 28,867
Bank Handlowy W Warszawie
  (GDR) ...........................       2,740                 33,802
Bank Rozwoju Eksport S.A. .........       2,671                 61,639
Bank Slaski S.A. ..................       1,381                 71,607
Big Bank Gdanski S.A. .............      50,253                 45,099
Big Bank Gdanski S.A. (GDR) .......       7,745                104,945
Debica S.A. .......................         501                  7,422
Elektrim S.A. .....................      27,980                302,917
Exbud S.A. (GDR)* .................       8,275                 71,436
Powszechny Bank Kredytowy
  S.A. ............................         985                 21,047
Prokom Software (GDR) .............       8,740                160,379
Telekomunikacja Polska S.A.
  (GDR)* ..........................      82,610                421,311
Wielkopolski Bank Kredytowy
  S.A. ............................       3,788                 23,850
                                                             ---------
                                                             1,354,321
                                                             ---------
RUSSIA (0.7%)
LUKoil Holding (ADR) ..............       7,700                123,200
Mosenergo (ADR) ...................       3,900                  7,456
RAO Unified Energy Systems
  (ADR) ...........................       1,700                  5,286
RAO Unified Energy Systems
  (GDR) ...........................      10,990                 34,169
Rostelecom (ADR) ..................       4,100                 17,169

EQ ADVISORS TRUST
MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                    NUMBER                VALUE
                                                   OF SHARES             (NOTE 1)
                                             --------------------   -----------------
Surgutneftgaz (ADR) ......................    25,910                $   87,446
Vimpel Communications (ADR)*                   2,540                    32,861
                                                                    ----------
                                                                       307,587
                                                                    ----------
  TOTAL OTHER EUROPEAN
     COUNTRIES ...........................                           6,780,238
                                                                    ----------
SOUTHEAST ASIA (27.8%)
CHINA (1.3%)
Huaneng Power International,
  Inc. (ADR)* ............................    10,105                   146,522
Yanzhou Coal Mining Co., Ltd.
  (ADR) ..................................    15,240                   115,253
Zhejiang Expressway Co., Ltd.,
  Class H ................................   622,500                   126,151
Zhenhai Refining and Chemical
  Co., Ltd. ..............................   936,000                   143,772
                                                                    ----------
                                                                       531,698
                                                                    ----------
HONG KONG (0.4%)
China Telecom Ltd. .......................   104,000                   179,883
                                                                    ----------
INDONESIA (1.6%)
Gudang Garam .............................   194,300                   282,949
Indah Kiat Pulp & Paper Co. ..............   543,300                   147,710
Telekomunikasi (ADR) .....................    19,100                   124,150
Telekomunikasi, Class B ..................   346,000                   116,775
                                                                    ----------
                                                                       671,584
                                                                    ----------
KOREA (12.2%)
Hankuk Glass Industries Co.,
  Inc. ...................................     8,000                   166,916
Korea Electric Power Corp. ...............    36,020                   892,266
Pohang Iron & Steel Co., Ltd. ............    20,270                 1,279,702
S1 Corp. .................................     1,824                   341,147
Samsung Electronics ......................    21,286                 1,427,914
Samsung Electronics (GDR)+ ...............    31,600                   477,950
Samsung Electronics New
  (GDR)+ .................................     5,934                   218,075
SK Telecom Co., Ltd. .....................       310                   234,123
                                                                    ----------
                                                                     5,038,093
                                                                    ----------
MALAYSIA (1.4%)
Genting Bhd. (SS.) .......................    24,800                    37,680
Kuala Lumpur Kepong Bhd. (SS.) ... .......    40,000                    47,882
Nestle (Malaysia) Bhd. (SS.) .............    14,000                    39,190
Petronas Gas Bhd. (SS.) ..................    46,000                    72,854
Rothmans of Pall Mall Bhd. (SS.) .........    19,000                    78,379
Technology Resources Industries
  Bhd. (SS.) .............................     4,000                     1,459
Telekom Malaysia Bhd. (SS.) ..............   108,000                   198,895
Tenaga Nasional Bhd. (SS.) ...............    79,000                   113,481
                                                                    ----------
                                                                       589,820
                                                                    ----------
PHILIPPINES (1.6%)
Manila Electronics Co., Class B ..........    55,430                   178,117
Philippine Long Distance
  Telephone Co. ..........................       405                    10,411
Philippine Long Distance
  Telephone Co. (ADR) ....................     5,900                   153,031
San Miguel Corp., Class B ................   109,720                   211,542
SM Prime Holdings, Inc. ..................   618,670                   117,691
                                                                    ----------
                                                                       670,792
                                                                    ----------



                                                    NUMBER                VALUE
                                                   OF SHARES             (NOTE 1)
                                             --------------------   -----------------
SINGAPORE (0.2%)
Want Want Holding Ltd. ...................    59,000                $   70,800
                                                                    ----------
TAIWAN (7.0%)
Arima Computer Corp.* ....................    16,000                    83,426
Asustek Computer, Inc. (GDR)*                 40,608                   356,335
Compal Electronics, Inc.* ................    71,000                   231,378
Compal Electronics, Inc.
  (Rights)* ..............................       170                        --
Compeq Manufacturing Co.,
  Ltd.* ..................................    31,000                   203,011
Far East Textile Ltd. ....................    93,000                    75,912
Hon Hai Precision Industry* ..............   125,000                   690,565
President Chain Store Corp. ..............    63,000                   198,464
Siliconware Precision Industries
  Co. (GDR)* .............................   172,000                   304,283
Taiwan Semiconductor
  Manufacturing Co.* .....................   219,000                   482,588
Taiwan Semiconductor
  Manufacturing Co. (ADR)* ...............    19,710                   279,636
                                                                    ----------
                                                                     2,905,598
                                                                    ----------
THAILAND (2.1%)
Advanced Information Service
  PCL (Foreign) ..........................    46,100                   273,937
BEC World PLC (Foreign) ..................    23,300                   128,198
Delta Electronics PCL (Foreign)...........    24,300                   128,352
PTT Explorations and
  Productions PCL (Foreign)* .............    25,650                   180,644
Shinawatra Computer PCL
  (Foreign)* .............................    25,000                    85,970
Siam Cement Co., Ltd.
  (Foreign)* .............................    23,000                    50,619
                                                                    ----------
                                                                       847,720
                                                                    ----------
  TOTAL SOUTHEAST ASIA ...................                          11,505,988
                                                                    ----------
SOUTHERN CENTRAL ASIA (8.6%)
INDIA (7.4%)
Bharat Heavy Electricals Ltd. ............    91,000                   561,599
Gujarat Ambuja Cements Ltd. ..............     2,500                    15,311
Hero Honda Motors Ltd.
  (Dematerialized) .......................    35,600                   465,223
Hindustan Lever Ltd.
  (Dematerialized) .......................    11,250                   440,685
Infosys Technologies Ltd.
  (Dematerialized) .......................     8,800                   613,016
ITC Ltd. .................................    24,000                   398,399
Mahanagar Telephone Nigam
  Ltd. ...................................    13,000                    56,077
Morgan Stanley India Investment
  Fund, Inc.*++ ..........................    11,200                    75,600
NIIT Ltd. ................................     2,500                    95,582
Satyam Computer Service Ltd. .............    11,000                   188,427
Tata Engineering & Locomotive
  Co., Ltd. (Dematerialized) .............    15,500                    62,079
Zee Telefilms Ltd. .......................     7,000                   105,486
                                                                    ----------
                                                                     3,077,484
                                                                    ----------
PAKISTAN (1.2%)
Fauji Fertilizer Co., Ltd. ...............   125,300                   104,420
Hub Power Co. ............................   355,000                    82,681

EQ ADVISORS TRUST
MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998


                                             NUMBER         VALUE
                                           OF SHARES       (NOTE 1)
                                          -----------   -------------
Pakistan Telecommunications
  Corp. (GDR)+ ........................       2,700      $   104,923
Pakistan Telecommunications
  Corp. (GDR) .........................       4,429          152,801
Pakistan Telecommunications
  Corp., Class A ......................      81,300           28,107
Sui Northern Gas Pipelines* ...........       3,500              573
                                                         -----------
                                                             473,505
                                                         -----------
  TOTAL SOUTHERN CENTRAL ASIA .........                    3,550,989
                                                         -----------
TOTAL COMMON STOCKS AND
  RIGHTS: (88.0%)
  (Cost $38,914,579) ..................                   36,389,482
                                                         -----------
TOTAL INVESTMENTS (88.0%)
  (Cost $38,914,579) ..................                   36,389,482
OTHER ASSETS
  LESS LIABILITIES (12.0%) ............                    4,969,740
                                                         -----------
NET ASSETS (100.0%) ...................                  $41,359,222
                                                         ===========




    MARKET SECTOR DIVERSIFICATION (Unaudited)
As a Percentage of Total Common Stocks and Rights
Basic Materials .....................                   6.1%
Business Services ...................                   4.3
Capital Goods .......................                   4.2
Consumer Cyclicals ..................                   3.5
Consumer Non-Cyclicals ..............                  10.0
Credit Sensitive ....................                  24.1
Diversified .........................                   4.8
Energy ..............................                   4.5
Technology
  Electronics .......................       13.8
  Office Equipment ..................        4.7
  Office Equipment Services .........        2.2
  Telecommunications ................       17.8
                                            ----
Total Technology ....................                  38.5
                                                      -----
                                                      100.0%
                                                      =====



----------
*     Non-income producing

+ Security exempt from registration under rule 144A of the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers. At December 31, 1998 these securities amounted to $898,003 or 2.17% of net assets.

++    The security is advised by the same advisor as the portfolio.

(SS.) Illiquid security: is not actively traded

# Securities (totaling $589,820 or 1.4% of net assets) valued at fair value.

     Glossary:
  ADR--American Depositary Receipt
  CPO--Certificate of Participation
  GDR--Global Depositary Receipt
  UBD Unit--each unit represents 1 B share, 2 D-B shares and 2 D-L shares. Block-Shares represent each of the 12 holding companies that were formed following the September 21, 1998 break-up of Telebras S.A.

  Dematerialized--Securities changed from paper to electronic format

EQ ADVISORS TRUST
MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998


--------------------------------------------------------------------------------
Swap Agreements:


     The Portfolio had the following Total Return Swap Agreement open at December 31, 1998:



NOTIONAL                                                             UNREALIZED
AMOUNT                           DESCRIPTION                        APPRECIATION
----------   ---------------------------------------------------   -------------
$195,597     Agreement with Goldman Sachs International                $6,099
             terminating March 8, 1999 for the Portfolio to pay
             3 month USD-LIBOR plus 2.00% and to receive
             the THB SET Index converted into USD at the
             mid-market rate on March 30, 1999.  (SS.)

 (SS.) Security: is not actively traded.

     Glossary:
     LIBOR--London Interbank Offer Rate
     THB--Thai Baht
     USD--U.S. Dollar



At December 31, 1998 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)



                                                        LOCAL
                                                      CONTRACT       COST ON         U.S.$        UNREALIZED
                                                       AMOUNT      ORIGINATION      CURRENT     APPRECIATION/
                                                       (000'S)         DATE          VALUE      (DEPRECIATION)
                                                     ----------   -------------   ----------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
Czech Republic Koruna, expiring 1/4/99 ...........        285        $  9,523      $  9,506      $      (17)
Greek Drachma, expiring 1/5/99 ...................     12,970          45,814        46,341             527
South Korean Won, expiring 1/4/99 ................    203,742         168,689       169,362             673
Malaysian Ringgit, expiring 2/11/99 ..............      1,513         335,144       278,581         (56,563)
South African Rand, expiring 6/21/99 .............      1,975         306,328       318,305          11,977
FOREIGN CURRENCY SELL CONTRACTS
South Korean Won, expiring 1/4/99-1/7/99 .........    643,152         421,000       534,543        (113,543)
Malaysian Ringgit, expiring 2/11/99 ..............      1,513         335,144       278,581          56,563
South African Rand, expiring 6/21/99 .............      1,975         336,000       318,305          17,695
                                                                                                 ----------
                                                                                                 $  (82,688)
                                                                                                 ==========

Investment security transactions for the year ended December 31, 1998 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $59,278,473
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     30,738,909

As of December 31, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal Income tax purposes was as follows:


Aggregate gross unrealized appreciation ..........    $  2,927,664
Aggregate gross unrealized depreciation ..........      (7,754,695)
                                                      ------------
Net unrealized depreciation ......................    $ (4,827,031)
                                                      ============
Federal income tax cost of investments ...........    $ 41,216,513
                                                      ============

For the period from January 1, 1998 to December 31, 1998, the Portfolio incurred approximately $596 as brokerage commissions with Morgan Stanley & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $6,887,145, of which $70,373 expires in the year 2005 and $6,816,772 expires in the year 2006.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
BT EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                                NUMBER                VALUE
                                              OF SHARES              (NOTE 1)
                                         -------------------   -------------------
COMMON STOCKS:
BASIC MATERIALS (2.7%)
CHEMICALS (1.5%)
Dow Chemical Co. .....................    5,200                $    472,875
E.I. Du Pont de Nemours & Co.            23,600                   1,252,275
Ecolab, Inc. .........................    1,600                      57,900
FMC Corp.* ...........................      200                      11,200
Great Lakes Chemical Corp. ...........      800                      32,000
Hercules, Inc. .......................    1,300                      35,587
Monsanto Co. .........................   13,600                     646,000
NACCO Industries, Inc. Class A .......      100                       9,200
PPG Industries, Inc. .................    4,400                     256,300
Perkin-Elmer Corp. ...................    1,400                     136,588
Rohm & Haas Co. ......................    4,000                     120,500
Sealed Air Corp.* ....................    2,107                     107,589
Union Carbide Corp.
  Holding Co. ........................    3,500                     148,750
                                                               ------------
                                                                  3,286,764
                                                               ------------
CHEMICALS--SPECIALTY (0.1%)
Eastman Chemical Co. .................    1,100                      49,225
Engelhard Corp. ......................    1,500                      29,250
Morton International, Inc. ...........    2,000                      49,000
Nalco Chemical Co. ...................      400                      12,400
Praxair, Inc. ........................    3,300                     116,325
Sigma Aldrich Corp. ..................    2,300                      67,563
W.R. Grace & Co.* ....................      700                      10,981
                                                               ------------
                                                                    334,744
                                                               ------------
METALS & MINING (0.6%)
ASARCO, Inc. .........................      400                       6,025
Barrick Gold Corp. ...................    9,600                     187,200
Cyprus Amax Minerals Co. .............      400                       4,000
Freeport McMoran Copper &
  Gold, Inc., Class B ................      800                       8,350
Homestake Mining Co. .................    4,500                      41,344
Inco Ltd. ............................    3,300                      34,856
Minnesota Mining &
  Manufacturing Co. ..................    9,200                     654,350
Newmont Mining Corp. .................    3,900                      70,444
Owens-Illinois, Inc.* ................    3,000                      91,875
Phelps Dodge Corp. ...................    1,900                      96,662
Placer Dome, Inc. ....................    6,500                      74,750
Reynolds Metals Co. ..................    1,700                      89,569
Worthington Industries, Inc. .........      700                       8,750
                                                               ------------
                                                                  1,368,175
                                                               ------------
PAPER (0.4%)
Fort James Corp. .....................    5,300                     212,000
Georgia-Pacific Corp. ................    2,400                     140,550
Ikon Office Solutions, Inc. ..........    2,800                      23,975
International Paper Co. ..............    6,900                     309,206
Louisiana-Pacific Corp. ..............    2,900                      53,106
Mead Corp. ...........................    1,400                      41,037
Temple-Inland, Inc. ..................      700                      41,519
Union Camp Corp. .....................    1,700                     114,750
Westvaco Corp. .......................    1,100                      29,494
Willamette Industries, Inc. ..........    1,400                      46,900
                                                               ------------
                                                                  1,012,537
                                                               ------------
STEEL (0.1%)
Nucor Corp. ..........................    1,600                      69,200
Timken Co. ...........................      600                      11,325

                                                NUMBER                VALUE
                                              OF SHARES              (NOTE 1)
                                         -------------------   -------------------
USX-U.S. Steel Group, Inc. ...........    3,000                $     69,000
                                                               ------------
                                                                    149,525
                                                               ------------
  TOTAL BASIC MATERIALS ..............                            6,151,745
                                                               ------------
BUSINESS SERVICES (2.8%)
ENVIRONMENT CONTROL (0.5%)
Browning--Ferris Industries, Inc......    4,500                     127,969
Danaher Corp. ........................    3,400                     184,663
Pall Corp. ...........................    3,500                      88,594
Pioneer Hi-Bred International,
  Inc. ...............................    3,000                      81,000
Waste Management, Inc. ...............   11,772                     548,869
                                                               ------------
                                                                  1,031,095
                                                               ------------
PRINTING, PUBLISHING,
  BROADCASTING (1.9%)
Clear Channel
  Communications, Inc.* ..............    6,100                     332,450
Donnelley (R.R.) & Sons Co. ..........    2,000                      87,625
Dow Jones & Co., Inc. ................    1,200                      57,750
Harcourt General, Inc. ...............      300                      15,956
Interpublic Group, Inc. ..............    2,700                     215,325
King World Productions, Inc.* ........      400                      11,775
Knight Ridder, Inc. ..................    2,400                     122,700
McGraw Hill Cos., Inc. ...............    2,400                     244,500
MediaOne Group, Inc.* ................   13,600                     639,200
New York Times Co., Class A ..........    4,400                     152,625
Omnicom Group, Inc. ..................    3,100                     179,800
Polaroid Corp. .......................    2,000                      37,375
Time Warner, Inc. ....................   23,400                   1,452,263
Times Mirror Co., Class A ............    1,500                      84,000
Tribune Co. ..........................    3,100                     204,600
Viacom, Inc., Class B* ...............    6,300                     466,200
                                                               ------------
                                                                  4,304,144
                                                               ------------
PROFESSIONAL SERVICES (0.3%)
Pitney Bowes, Inc. ...................    6,500                     429,406
Service Corp. International ..........    5,700                     216,956
                                                               ------------
                                                                    646,362
                                                               ------------
TRUCKING, SHIPPING (0.1%)
FDX Corp.* ...........................    3,580                     318,620
Laidlaw, Inc. ........................    3,800                      38,237
                                                               ------------
                                                                    356,857
                                                               ------------
  TOTAL BUSINESS SERVICES ............                            6,338,458
                                                               ------------
CAPITAL GOODS (6.0%)
AEROSPACE (1.1%)
Aeroquip-Vickers, Inc. ...............      600                      17,962
B.F. Goodrich Co. ....................    2,100                      75,337
Boeing Co. ...........................   20,700                     675,338
General Dynamics Corp. ...............    2,800                     164,150
Lockheed Martin Corp. ................    4,700                     398,325
Northrop Grumman Corp. ...............    1,800                     131,625
Parker-Hannifin Corp. ................    2,100                      68,775
Raytheon Co., Class B ................    8,000                     426,000
United Technologies Corp. ............    4,700                     511,125
                                                               ------------
                                                                  2,468,637
                                                               ------------
BUILDING & CONSTRUCTION (0.5%)
Alcan Aluminum Ltd. ..................    5,500                     148,844
Allegheny Teledyne, Inc. .............    3,900                      79,706
Aluminum Company of America ..........    3,400                     253,513

EQ ADVISORS TRUST
BT EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                NUMBER                VALUE
                                              OF SHARES              (NOTE 1)
                                         -------------------   -------------------
Armstrong World Industries, Inc. ...        800                $     48,250
Eaton Corp. ..........................    2,000                     141,375
Fleetwood Enterprises, Inc. ..........      100                       3,475
Fluor Corp. ..........................    1,800                      76,612
Kaufman & Broad Home Corp. ...........      600                      17,250
Masco Corp. ..........................    8,400                     241,500
Pulte Corp. ..........................      700                      19,469
Snap-On, Inc. ........................    1,300                      45,256
The Stanley Works ....................    2,000                      55,500
                                                               ------------
                                                                  1,130,750
                                                               ------------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.4%)
Bethlehem Steel Corp* ................    1,500                      12,562
Black & Decker Corp. .................    1,800                     100,913
Boise Cascade Corp. ..................      500                      15,500
Champion International Corp. .........    2,400                      97,200
Lowe's Cos. , Inc. ...................    7,900                     404,381
Owens Corning ........................      500                      17,719
Weyerhaeuser Co. .....................    4,600                     233,738
                                                               ------------
                                                                    882,013
                                                               ------------
ELECTRICAL EQUIPMENT (3.3%)
Cooper Industries, Inc. ..............    2,700                     128,756
General Electric Co. .................   70,000                   7,144,375
Honeywell, Inc. ......................    3,200                     241,000
                                                               ------------
                                                                  7,514,131
                                                               ------------
MACHINERY (0.7%)
Case Corp. ...........................    2,400                      43,625
Caterpillar, Inc. ....................    8,400                     386,400
Cummins Engine, Inc. .................    1,000                      35,500
Deere & Co. ..........................    6,000                     198,750
Dover Corp. ..........................    4,000                     146,500
Harnischfeger Industries, Inc. .......      500                       5,094
Illinois Tool Works, Inc. ............    5,900                     342,200
Ingersol-Rand Co. ....................    4,200                     197,138
McDermott International, Inc. ........      700                      17,281
SPX Corp.* ...........................        1                          66
Thermo Electron Corp.* ...............    2,700                      45,731
W.W. Grainger, Inc. ..................    1,100                      45,787
                                                               ------------
                                                                  1,464,072
                                                               ------------
  TOTAL CAPITAL GOODS ................                           13,459,603
                                                               ------------
CONSUMER CYCLICALS (9.7%)
AIRLINES (0.3%)
AMR Corp.* ...........................    4,000                     237,500
Delta Airlines, Inc. .................    2,100                     109,200
Southwest Airlines Co. ...............    7,750                     173,891
U.S. Air Group, Inc. .................    1,400                      72,800
                                                               ------------
                                                                    593,391
                                                               ------------
APPAREL & TEXTILES (0.0%)
Fruit of the Loom, Inc.* .............    1,700                      23,481
                                                               ------------
AUTO RELATED (0.7%)
Allied Signal, Inc. ..................   12,800                     567,200
Autozone, Inc.* ......................    2,600                      85,638
Cooper Tire & Rubber Co. .............      200                       4,087
Genuine Parts Co. ....................    2,400                      80,250
Goodyear Tire & Rubber Co. ...........    4,000                     201,750
Johnson Controls, Inc. ...............    1,800                     106,200
Paccar Inc. ..........................    1,700                      69,913
Ryder System, Inc. ...................      300                       7,800



                                                NUMBER                VALUE
                                              OF SHARES              (NOTE 1)
                                         -------------------   -------------------
TRW Inc. .............................    2,300                $    129,231
Tenneco, Inc. ........................    4,800                     163,500
Textron, Inc. ........................    2,900                     220,219
                                                               ------------
                                                                  1,635,788
                                                               ------------
AUTOS & TRUCKS (1.2%)
Dana Corp. ...........................    4,342                     177,479
Ford Motor Co. .......................   25,100                   1,473,056
General Motors Corp. .................   14,200                   1,016,188
Navistar International Corp.* ........      700                      19,950
                                                               ------------
                                                                  2,686,673
                                                               ------------
FOOD SERVICES, LODGING (0.2%)
Darden Restaurants, Inc. .............    1,700                      30,600
Hilton Hotels Corp. ..................    5,400                     103,275
Marriott International, Inc. .........    4,500                     130,500
Mirage Resorts, Inc.* ................    5,500                      82,156
                                                               ------------
                                                                    346,531
                                                               ------------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.6%)
Maytag Corp. .........................    2,400                     149,400
Unilever N.V. (NY Shares) ............   13,600                   1,127,950
Whirlpool Corp. ......................    1,300                      71,988
                                                               ------------
                                                                  1,349,338
                                                               ------------
LEISURE RELATED (1.1%)
American Greetings
  Corp., Class A .....................      500                      20,531
Brunswick Corp. ......................    2,400                      59,400
Carnival Corp. .......................   12,800                     614,400
Cendant Corp.* .......................   19,300                     367,906
Fortune Brands, Inc. .................    3,100                      98,038
Walt Disney (The) Co. ................   43,000                   1,290,000
                                                               ------------
                                                                  2,450,275
                                                               ------------
PHOTO & OPTICAL (0.3%)
Bausch & Lomb, Inc. ..................    1,500                      90,000
Eastman Kodak Co. ....................    6,700                     482,400
                                                               ------------
                                                                    572,400
                                                               ------------
RETAIL--GENERAL (5.3%)
Consolidated Stores Corp.* ...........    2,500                      50,469
Costco Co., Inc.* ....................    5,100                     368,156
Dayton Hudson Corp. ..................    8,900                     482,825
Dillards, Inc., Class A ..............    2,200                      62,425
Dollar General Corp. .................    5,325                     125,803
Federated Department Stores,
  Inc.* ..............................    4,600                     200,388
Fred Meyer, Inc.* ....................    3,800                     228,950
GAP, Inc. ............................   11,850                     666,563
Hasbro, Inc. .........................    1,900                      68,638
Home Depot, Inc. .....................   33,100                   2,025,306
J.C. Penny Co. .......................    6,200                     290,625
K-Mart Corp.* ........................   10,100                     154,656
Kohl's Corp.* ........................    3,800                     233,462
Limited, Inc. ........................    5,800                     168,925
Liz Claiborne, Inc. ..................    1,900                      59,969
Loews Corp. ..........................    2,000                     196,500
Mattel, Inc. .........................    7,300                     166,531
May Department Stores Co. ............    5,000                     301,875
Newell Co. ...........................    4,300                     177,375
Nike, Inc., Class B ..................    4,400                     178,475
Nordstrom, Inc. ......................    3,400                     117,938

EQ ADVISORS TRUST
BT EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                NUMBER                VALUE
                                              OF SHARES              (NOTE 1)
                                         -------------------   -------------------
Reebok International Ltd.* ...........      200                $      2,975
Sears Roebuck & Co. ..................    7,500                     318,750
Sherwin-Williams Co. .................    4,200                     123,375
Staples, Inc.* .......................    7,200                     314,550
TJX Cos., Inc. .......................    7,700                     223,300
Toys-R-Us, Inc.* .....................    4,700                      79,312
VF Corp. .............................    2,700                     126,562
Wal-Mart Stores, Inc. ................   47,400                   3,860,137
Walgreen Co. .........................   10,200                     597,337
                                                               ------------
                                                                 11,972,152
                                                               ------------
  TOTAL CONSUMER CYCLICALS ...........                           21,630,029
                                                               ------------
CONSUMER NON-CYCLICALS (22.2%)
BEVERAGES (2.8%)
Adolf Coors Co., Class B .............      800                      45,150
Anheuser-Busch Cos., Inc. ............   10,300                     675,938
Brown-Forman Corp., Class B ..........      500                      37,844
Coca Cola Co. ........................   52,600                   3,517,625
Coca Cola Enterprises, Inc. ..........    9,200                     328,900
PepsiCo, Inc. ........................   30,700                   1,256,781
Seagram Co., Ltd. ....................    9,300                     353,400
                                                               ------------
                                                                  6,215,638
                                                               ------------
CONTAINERS (0.2%)
BB&T Corp. ...........................    5,300                     213,656
Bemis Co., Inc. ......................      400                      15,175
Crown Cork & Seal Co., Inc. ..........    3,500                     107,844
Rubbermaid, Inc. .....................    4,100                     128,894
                                                               ------------
                                                                    465,569
                                                               ------------
DRUGS (7.6%)
Abbot Laboratories ...................   31,700                   1,553,300
Allergan, Inc. .......................    1,800                     116,550
Alza Corp., Class A* .................    2,400                     125,400
American Home Products Corp. .........   27,700                   1,559,856
Amgen, Inc.* .........................    5,800                     606,462
Bristol-Myers Squibb Co. .............   21,000                   2,810,062
CVS Corp. ............................    7,800                     429,000
Centrex Corp. ........................    1,800                      81,112
IMS Health, Inc. .....................    3,700                     279,119
Merck & Co., Inc. ....................   25,400                   3,751,262
Pfizer, Inc. .........................   27,600                   3,462,075
Pharmacia & Upjohn, Inc. .............   11,500                     651,187
Rite Aid Corp. .......................    6,200                     307,287
Warner Lambert Co. ...................   17,700                   1,330,819
                                                               ------------
                                                                 17,063,491
                                                               ------------
FOODS (2.4%)
Albertson's, Inc. ....................    5,800                     369,387
American Stores Co. ..................    6,700                     247,481
Archer Daniels Midland Co. ...........   14,340                     246,469
Bestfoods ............................    5,400                     287,550
Campbell Soup Co. ....................    9,000                     495,000
ConAgra, Inc. ........................    9,500                     299,250
General Mills, Inc. ..................    3,800                     295,450
H.J. Heinz Co. .......................    8,500                     481,312
Hershey Foods Corp. ..................    2,200                     136,812
Kellogg Co. ..........................    8,900                     303,712
McDonald's Corp. .....................   14,800                   1,134,050
Quaker Oats Co. ......................    3,500                     208,250
Ralston-Ralston Purina Group .........    5,700                     184,537
Sara Lee Corp. .......................   19,400                     546,838
Supervalu, Inc. ......................    1,800                      50,400



                                                NUMBER                VALUE
                                              OF SHARES              (NOTE 1)
                                         -------------------   -------------------
Wm. Wrigley Jr. Co. ..................    2,200                $    197,037
                                                               ------------
                                                                  5,483,535
                                                               ------------
HOSPITAL SUPPLIES &
  SERVICES (4.6%)
Air Products &
  Chemicals, Inc. ....................    5,800                     232,000
Bard (C.R.), Inc. ....................      400                      19,800
Baxter International, Inc. ...........    5,600                     360,150
Becton Dickinson & Co. ...............    6,000                     256,125
Biomet, Inc. .........................    3,000                     120,750
Boston Scientific Corp.* .............    9,100                     243,994
Cardinal Health, Inc. ................    4,750                     360,406
Columbia HCA Healthcare Corp.            14,500                     358,875
Eli Lilly & Co. ......................   23,300                   2,070,788
Guidant Corp. ........................    3,500                     385,875
HBO & Co. ............................   10,900                     312,694
HCR Manor Care, Inc.* ................    2,000                      58,750
Healthsouth Corp.* ...................   10,200                     157,463
Humana, Inc.* ........................    2,800                      49,875
Johnson & Johnson ....................   29,500                   2,474,313
Mallinckrodt, Inc. ...................    1,800                      55,463
Medtronic, Inc. ......................   10,200                     757,350
Schering-Plough Corp. ................   32,200                   1,779,050
St. Jude Medical, Inc.* ..............      893                      24,725
Tenet Healthcare Corp.* ..............    5,600                     147,000
                                                               ------------
                                                                 10,225,446
                                                               ------------
RETAIL--FOOD (0.7%)
Kroger Co.* ..........................    6,100                     369,050
Safeway, Inc.* .......................   10,800                     658,125
Sysco Corp. ..........................    5,600                     153,650
Tricon Global Restaurants, Inc.* .....    3,500                     175,438
Wendy's International, Inc. ..........    3,800                      82,888
Winn-Dixie Stores, Inc. ..............    2,500                     112,188
                                                               ------------
                                                                  1,551,339
                                                               ------------
SOAPS & TOILETRIES (2.5%)
Avon Products, Inc. ..................    6,300                     278,775
Clorox Co. ...........................    2,500                     292,031
Colgate Palmolive Co. ................    5,900                     547,963
Gillette Co. .........................   24,600                   1,188,488
International Flavors &
  Fragrances, Inc. ...................    2,500                     110,469
Kimberly Clark Corp. .................   12,300                     670,350
Procter & Gamble Co. .................   28,100                   2,565,881
                                                               ------------
                                                                  5,653,957
                                                               ------------
TOBACCO (1.4%)
Phillip Morris Cos., Inc. ............   51,700                   2,765,950
RJR Nabisco Holdings Corp. ...........    8,000                     237,500
UST, Inc. ............................    5,000                     174,375
                                                               ------------
                                                                  3,177,825
                                                               ------------
  TOTAL CONSUMER NON-CYCLICALS........                           49,836,800
                                                               ------------
CREDIT SENSITIVE (25.0%)
BANKS (6.6%)
Bank One Corp. .......................   24,450                   1,248,478
Bank of New York Co., Inc. ...........   17,400                     700,350
BankAmerica Corp. ....................   36,566                   2,198,531
BankBoston Corp. .....................    7,200                     280,350
Chase Manhattan Corp. ................   17,700                   1,204,706
Comerica, Inc. .......................    3,950                     269,341

EQ ADVISORS TRUST
BT EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                               NUMBER                VALUE
                                             OF SHARES              (NOTE 1)
                                        -------------------   -------------------
Fifth Third Bancorp .................    6,200                $    442,137
First Union Corp. ...................   20,520                   1,247,872
Firstar Corp. .......................    3,500                     326,369
Huntington Bancshares ...............    3,340                     100,409
J.P. Morgan & Co. ...................    3,900                     409,744
KeyCorp .............................   10,600                     339,200
MBNA Corp. ..........................   17,100                     426,431
Mellon Bank Corp. ...................    6,200                     426,250
Mercantile Bancorp, Inc. ............    4,200                     193,725
National City Corp. .................    7,800                     565,500
Northern Trust Corp. ................    2,800                     244,475
PNC Bank Corp. ......................    7,200                     389,700
Regions Financial Corp. .............    4,900                     197,531
Republic New York Corp. .............    2,600                     118,462
State Street Corp. ..................    2,800                     194,775
Summit Bancorp ......................    4,600                     200,962
SunTrust Banks, Inc. ................    7,400                     566,100
Synovus Financial Corp. .............    4,450                     108,469
Union Planters Corp. ................    2,600                     117,813
U.S. Bancorp ........................   16,600                     589,300
Wachovia Corp. ......................    4,100                     358,494
Wells Fargo Co. .....................   33,700                   1,345,894
                                                              ------------
                                                                14,811,368
                                                              ------------
FINANCIAL SERVICES (5.8%)
American Express Co. ................    9,400                     961,150
Associates First Capital Corp.,
  Class A ...........................   15,024                     636,642
Automatic Data Processing, Inc. .....    7,000                     561,312
Bear Stearns Co., Inc. ..............    3,000                     112,125
Capital One Financial Corp. .........    1,600                     184,000
Charles Schwab Corp. ................    9,000                     505,687
Citigroup, Inc. .....................   48,300                   2,390,850
Countrywide Credit Industries,
  Inc. ..............................    3,000                     150,562
Deluxe Corp. ........................      800                      29,250
Dun & Bradstreet Corp. ..............    2,900                      91,531
Equifax, Inc. .......................    2,300                      78,631
Fannie Mae ..........................   21,400                   1,583,600
Federal Home Loan Mortgage
  Corp. .............................   14,800                     953,675
First Data Corp. ....................    8,600                     272,512
Fleet Financial Group, Inc. .........   13,100                     585,406
Franklin Resources, Inc. ............    6,100                     195,200
Golden West Financial Corp. .........      800                      73,350
H&R Block, Inc. .....................    1,400                      63,000
Hartford Financial Services
  Group, Inc. .......................    5,600                     307,300
Household International, Inc. .......   11,033                     437,183
Lehman Brothers Holdings, Inc. ......    2,700                     118,969
MGIC Investment Corp. ...............    2,800                     111,475
Merrill Lynch & Co. .................    7,300                     487,275
Morgan Stanley Dean Witter &
  Co. ...............................   12,200                     866,200
Paychex, Inc. .......................    4,000                     205,750
Providian Financial Corp. ...........    2,850                     213,750
SLM Holding Corp. ...................    3,100                     148,800
Transamerica Corp. ..................    1,000                     115,500
Washington Mutual, Inc. .............   14,002                     534,701
                                                              ------------
                                                                12,975,386
                                                              ------------



                                               NUMBER                VALUE
                                             OF SHARES              (NOTE 1)
                                        -------------------   ------------------
INSURANCE (3.1%)
Aetna, Inc. .........................    3,500                $    275,187
Allstate Corp. ......................   16,700                     645,037
American General Corp. ..............    5,200                     405,600
American International Group,
  Inc. ..............................   22,200                   2,145,075
Aon Corp. ...........................    3,000                     166,125
CIGNA Corp. .........................    4,900                     378,831
Chubb Corp. .........................    3,800                     246,525
Cincinanti Financial Corp. ..........    2,700                      98,887
Conseco, Inc. .......................    7,599                     232,244
Jefferson-Pilot Corp. ...............    1,650                     123,750
Lincoln National Corp. ..............    2,300                     188,169
MBIA, Inc. ..........................    1,900                     124,569
Marsh & McClennan Cos. ..............    6,000                     350,625
Progressive Corp. ...................    1,400                     237,125
Provident Cos., Inc. ................    3,500                     145,250
Safeco Corp. ........................    3,400                     145,987
St. Paul Cos. .......................    6,024                     209,334
SunAmerica, Inc. ....................    4,400                     356,950
Torchmark Corp. .....................    2,000                      70,625
United Healthcare Corp. .............    4,200                     180,863
Unum Corp. ..........................    3,500                     204,313
                                                              ------------
                                                                 6,931,071
                                                              ------------
UTILITY--ELECTRIC (2.1%)
AES Corp.* ..........................    3,100                     146,862
Ameren Corp. ........................    2,200                      93,912
American Electric Power Co. .........    3,000                     141,187
Baltimore Gas & Electric Co. ........    1,500                      46,313
Carolina Power & Light ..............    2,100                      98,831
Central & South West Corp. ..........    5,300                     145,419
Cinergy Corp. .......................    2,000                      68,750
Consolidated Edison, Inc. ...........    5,300                     280,238
DTE Energy Co. ......................    2,300                      98,613
Dominion Resources, Inc. ............    5,200                     243,100
Duke Energy Corp. ...................    8,500                     544,531
Edison International ................    6,700                     186,763
Entergy Corp. .......................    5,900                     183,638
FPL Group, Inc. .....................    4,700                     289,638
FirstEnergy Corp. ...................    5,800                     188,863
GPU, Inc. ...........................    3,200                     141,400
New Century Energies, Inc. ..........    2,900                     141,375
Niagara Mohawk Power, Corp.*.........    1,900                      30,638
Northern States Power Co. ...........    1,700                      47,175
PG&E Corp. ..........................    9,700                     305,550
PP&L Resources, Inc. ................    3,544                      98,789
Pacificorp ..........................    8,500                     179,031
Peco Energy Co. .....................    4,700                     195,638
Public Service Enterprise Group .....    5,000                     200,000
Southern Co. ........................   16,600                     482,438
Unicom Corp. ........................    4,300                     165,819
                                                              ------------
                                                                 4,744,511
                                                              ------------
UTILITY--GAS (0.1%)
Apache Corp. ........................    1,000                      25,313
Consolidated Natural Gas Co. ........    2,400                     129,600
Sempra Energy .......................    4,753                     120,607
                                                              ------------
                                                                   275,520
                                                              ------------
UTILITY--TELEPHONE (7.3%)
AT&T Corp. ..........................   37,200                   2,799,300
Alltel Corp. ........................    6,600                     394,763

EQ ADVISORS TRUST
BT EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                             NUMBER                VALUE
                                           OF SHARES              (NOTE 1)
                                      -------------------   -------------------
Ameritech Corp. ...................   24,300                $  1,540,013
Bell Atlantic Corp. ...............   32,600                   1,727,800
Bellsouth Corp. ...................   41,200                   2,054,850
GTE Corp. .........................   20,100                   1,306,500
MCI WorldCom, Inc.* ...............   38,997                   2,798,035
SBC Communications, Inc. ..........   41,200                   2,209,350
Sprint Corp. ......................    7,800                     656,175
U.S. West, Inc. ...................   11,522                     744,609
                                                            ------------
                                                              16,231,395
                                                            ------------
  TOTAL CREDIT SENSITIVE ..........                           55,969,251
                                                            ------------
DIVERSIFIED (0.5%)
MISCELLANEOUS (0.5%)
Berkshire Hathaway,
  Inc., Class A* ..................        1                      49,000
Tyco International Ltd. ...........   14,360                   1,083,283
                                                            ------------
  TOTAL DIVERSIFIED ...............                            1,132,283
                                                            ------------
ENERGY (6.6%)
COAL & GAS PIPELINES (0.4%)
Columbia Energy Group .............    2,250                     129,937
Eastern Enterprises ...............      100                       4,375
Enron Corp. .......................    7,700                     439,381
Sonat, Inc. .......................    2,300                      62,244
Williams Cos., Inc. ...............   10,200                     318,113
                                                            ------------
                                                                 954,050
                                                            ------------
OIL--DOMESTIC (2.2%)
Atlantic Richfield Co. ............    7,400                     482,850
Burlington Resources, Inc. ........    4,000                     143,250
Coastal Corp. .....................    5,300                     185,169
Exxon Corp. .......................   51,700                   3,780,562
Halliburton Co. ...................   10,200                     302,175
Sunoco, Inc. ......................    1,300                      46,881
                                                            ------------
                                                               4,940,887
                                                            ------------
OIL--INTERNATIONAL (2.2%)
Amerada Hess Corp. ................    1,700                      84,575
Amoco Corp. .......................    1,100                      66,413
Ashland, Inc. .....................    1,500                      72,562
Chevron Corp. .....................   13,500                   1,119,656
Houston Industries, Inc. ..........    4,500                     144,562
Kerr-McGee Corp. ..................    1,500                      57,375
Mobil Corp. .......................   17,300                   1,507,263
Occidental Petroleum Corp. ........    6,400                     108,000
Oryx Energy Co.* ..................    1,800                      24,188
Phillips Petroleum Co. ............    6,200                     264,275
Texaco, Inc. ......................   12,400                     655,650
Texas Utilities Co. ...............    7,100                     331,481
USX-Marathon Group, Inc. ..........    5,600                     168,700
Union Pacific Resources Group,
  Inc. ............................    4,300                      38,969
Unocal Corp. ......................    5,200                     151,775
                                                            ------------
                                                               4,795,444
                                                            ------------
OIL--SUPPLIES &
  CONSTRUCTION (1.3%)
Anadarko
  Petroleum Corp. .................    1,600                      49,400
Baker Hughes, Inc. ................    8,360                     147,867
Helmerich & Payne, Inc. ...........      200                       3,875
Rowan Co., Inc.* ..................    1,200                      12,000



                                             NUMBER                VALUE
                                           OF SHARES              (NOTE 1)
                                      -------------------   -------------------
Royal Dutch Petroleum Co.
  (NY Shares) .....................   46,800                $  2,240,550
Schlumberger Ltd. .................   11,500                     530,438
                                                            ------------
                                                               2,984,130
                                                            ------------
RAILROADS (0.5%)
Burlington Northern
  Santa Fe Corp. ..................    9,900                     334,125
CSX Corp. .........................    5,500                     228,250
Norfolk Southern Corp. ............    7,200                     228,150
Union Pacific Corp. ...............    5,800                     261,363
                                                            ------------
                                                               1,051,888
                                                            ------------
  TOTAL ENERGY ....................                           14,726,399
                                                            ------------
TECHNOLOGY (19.8%)
ELECTRONICS (7.6%)
AMP, Inc. .........................    5,191                     270,256
Adobe Systems, Inc. ...............    1,700                      79,475
Applied Material, Inc.* ...........    7,200                     307,350
Circuit City Stores-Circuit City
  Group ...........................    2,500                     124,844
Computer Associates
  International, Inc. .............   11,300                     481,662
Compuware Corp.* ..................    3,900                     304,200
Emerson Electric Co. ..............   10,000                     605,000
Gateway 2000, Inc.* ...............    2,800                     143,325
Harris Corp. ......................    2,000                      73,250
ITT Industries, Inc. ..............    1,500                      59,625
Intel Corp. .......................   35,600                   4,220,825
KLA Tencor Corp.* .................    2,100                      91,087
LSI Logic Corp.* ..................    2,000                      32,250
Micron Technology, Inc.* ..........    5,000                     252,812
Microsoft Corp.* ..................   53,400                   7,405,912
National Semiconductor Corp.* .....    4,000                      54,000
Novell, Inc.* .....................    8,700                     157,687
Raychem Corp. .....................    1,000                      32,312
Rockwell International Corp. ......    4,000                     194,250
Solectron Corp.* ..................    2,800                     260,225
Seagate Technology, Inc.* .........    5,900                     178,475
Silicon Graphics, Inc.* ...........    5,300                      68,237
Sun Microsystems, Inc.* ...........    7,900                     676,438
Tandy Corp. .......................    2,700                     111,206
Tektronix, Inc. ...................    1,500                      45,094
Texas Instruments, Inc. ...........    8,100                     693,056
Thomas & Betts Corp. ..............    1,200                      51,975
                                                            ------------
                                                              16,974,828
                                                            ------------
OFFICE EQUIPMENT (5.6%)
Apple Computer, Inc.* .............    2,700                     110,531
Autodesk, Inc. ....................    1,300                      55,494
Avery Dennison Corp. ..............    3,200                     144,200
Cabletron Systems* ................    5,700                      47,738
Compaq Computer Corp. .............   36,939                   1,549,129
Data General Corp.* ...............    1,600                      26,300
Dell Computer Corp.* ..............   27,100                   1,983,381
EMC Corp.* ........................   10,700                     909,500
Electronic Data Systems Corp. .....   11,200                     562,800
Hewlett Packard Co. ...............   22,800                   1,557,525
International Business Machines
  Corp. ...........................   19,700                   3,639,575
Oracle Corp.* .....................   21,100                     909,938
Parametric Technology Corp.* ......    6,900                     112,125

EQ ADVISORS TRUST
BT EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998


                                         NUMBER          VALUE
                                       OF SHARES        (NOTE 1)
                                      -----------   ---------------
Unisys Corp.* .....................       5,000     $    172,188
Xerox Corp. .......................       7,400          873,200
                                                    ------------
                                                      12,653,624
                                                    ------------
OFFICE EQUIPMENT SERVICES (1.0%)
America Online, Inc*. .............       9,800        1,568,000
BMC Software, Inc.* ...............       5,100          227,269
Ceridian Corp.* ...................       1,800          125,663
Computer Sciences Corp. ...........       3,800          244,863
PeopleSoft, Inc.* .................       5,800          109,838
                                                    ------------
                                                       2,275,633
                                                    ------------
TELECOMMUNICATIONS (5.6%)
3Com Corp.* .......................       7,400          331,613
Advanced Micro Devices, Inc.* .....       2,400           69,450
AirTouch Communications, Inc.*           12,300          887,138
Andrew Corp.* .....................       2,500           41,250
Ascend Communications, Inc.* ......       4,400          289,300
CBS Corp. .........................      15,500          507,625
Cisco Systems, Inc.* ..............      33,700        3,127,781
Comcast Corp., Class A ............       7,500          440,156
Corning, Inc. .....................       5,600          252,000
Frontier Corp. ....................       4,600          156,400
Gannett Co. .......................       6,600          425,700
General Instrament Corp.* .........       3,600          122,175
Lucent Technologies, Inc. .........      28,100        3,091,000
Motorola, Inc. ....................      12,500          763,281
Nextel Communications, Inc.,
  Class A* ........................       6,700          158,288
Northern Telecom Ltd. .............      13,580          680,698
Scientific-Atlanta, Inc. ..........       1,900           43,344
Sprint PCS* .......................      10,250          237,031
Telecommunications, Inc.,
  Class A* ........................       9,700          536,531
Tellabs, Inc.* ....................       4,000          274,249
                                                    ------------
                                                      12,435,010
                                                    ------------
  TOTAL TECHNOLOGY ................                   44,339,095
                                                    ------------
TOTAL COMMON STOCKS (95.3%)
  (Cost $192,500,265)..............                  213,583,663

                                           PRINCIPAL         VALUE
                                            AMOUNT          (NOTE 1)
                                         ------------   ---------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (10.0%)
U.S. Treasury Bill
  1/21/99 ............................    $  965,000     $     963,004
  2/4/99- ............................       785,000           782,100
  2/11/99 ............................     1,379,000         1,372,756
  3/11/99 ............................     8,505,000         8,437,955
  3/18/99 ............................     5,340,000         5,293,222
  4/1/99 .............................     5,715,000         5,655,336
                                                         -------------
TOTAL SHORT-TERM DEBT SECURITIES (10.0%)
  (Amortized Cost $22,493,397)........                      22,504,373
                                                         -------------
TOTAL INVESTMENTS (105.3%)
  (Cost/Amortized Cost
  $214,993,662).......................                     236,088,036
OTHER ASSETS
  LESS LIABILITIES (-5.3%) ...........                     (11,841,183)
                                                         -------------
NET ASSETS (100%) ....................                   $ 224,246,853
                                                         =============


















----------
*     Non-income producing

- All, or a portion of securities held by broker as collateral for financial futures contracts.
  Glossary:
  ADR--American Depository Receipts

EQ ADVISORS TRUST
BT EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998


--------------------------------------------------------------------------------
At December 31, 1998, the Portfolio had the following futures contracts open:
(Note 1)




                             NUMBER
                               OF         AGGREGATE     EXPIRATION      UNREALIZED
       PURCHASES:          CONTRACTS     FACE VALUE        DATE        APPRECIATION
-----------------------   -----------   ------------   ------------   -------------
S&P 500 Index .........   31             $9,652,625    March `99         $47,461
                                                                         =======

Investment security transactions for the year ended December 31, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $194,519,887
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........       2,171,672

As of December 31, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........     $ 27,006,657
Aggregate gross unrealized depreciation .........       (5,913,732)
                                                      ------------
Net unrealized appreciation .....................     $ 21,092,925
                                                      ============
Federal income tax cost of investments ..........     $214,995,111
                                                      ============

At December 31, 1998, the Portfolio had loaned securities with a total value of
                           $20,368,871 which was secured by collateral of $20,909,620.

































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                               NUMBER                VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   -----------------
COMMON STOCKS, RIGHTS
  AND WARRANTS:
AUSTRALIA & NEW ZEALAND (2.4%)
AUSTRALIA (2.3%)
AMP Ltd.* ...........................    6,897                 $  87,375
Amcor Ltd. ..........................    5,154                    22,021
Australian Gas & Light Co.,
  Ltd. ..............................    2,360                    16,997
Boral Ltd. ..........................    7,252                    10,309
Brambles Industries Ltd. ............    1,458                    35,512
Broken Hill Proprietary Ltd. ........   13,472                    99,216
CSR Ltd. ............................    8,427                    20,603
Coca-Cola Amatil Ltd. ...............    7,627                    28,414
Coles Meyer Ltd. ....................    7,669                    40,178
Fosters Brewing Corp. ...............   14,661                    39,707
GIO Australia Holdings Ltd. .........    4,650                    15,272
General Property Trust ..............   12,671                    23,681
Lend Lease Corp. ....................    3,262                    43,973
National Australia Bank Ltd. ........    8,755                   131,970
News Corp., Ltd. ....................   13,134                    86,756
Normandy Mining Ltd. ................    9,317                     8,621
Pacific Dunlop Ltd. .................    8,588                    13,892
Pioneer International Ltd. ..........    9,978                    21,093
Rio Tinto Ltd. ......................    2,635                    31,250
Santos Ltd. .........................    4,030                    10,816
Southcorp Ltd. ......................    4,187                    13,354
TABCORP Holdings Ltd. ...............    3,437                    21,060
Telstra Corp., Ltd.* ................   35,059                   163,910
WMC Ltd. ............................    8,031                    24,211
Westfield Trust .....................    8,047                    17,751
Westpac Banking Corp. ...............   13,686                    91,576
                                                               ---------
                                                               1,119,518
                                                               ---------
NEW ZEALAND (0.1%)
Brierley Investments Ltd. ...........   14,287                     3,235
Carter Holt Harvey Ltd. .............    7,285                     6,521
Lion Nathan Ltd. ....................    2,964                     7,538
Telecom Corp. of New Zealand
  Ltd. ..............................    9,577                    41,603
                                                               ---------
                                                                  58,897
                                                               ---------
  TOTAL AUSTRALIA &
     NEW ZEALAND ....................                          1,178,415
                                                               ---------
JAPAN (19.2%)
77 Bank Ltd. ........................    3,000                    30,040
Acom Co., Ltd. ......................    1,000                    64,333
Advantest Corp. .....................    1,000                    63,447
Ajinomoto Co. .......................    4,000                    42,534
Amada Co., Ltd. .....................    3,000                    14,542
Aoyamma Trading Co., Ltd. ...........      200                     5,600
Asahi Bank Ltd. .....................   14,000                    51,360
Asahi Breweries Ltd. ................    3,000                    44,262
Asahi Chemical Industry Co.,
  Ltd. ..............................    8,000                    38,210
Asahi Glass Co., Ltd. ...............    8,000                    49,694
Bank of Tokyo-Mitsubushi Ltd. .......   28,000                   290,297
Bridgestone Corp. ...................    5,000                   113,647
Canon, Inc. .........................    6,000                   128,401
Casio Computer Co., Ltd. ............    2,000                    14,781
Chiba Bank Ltd. .....................    7,000                    27,851
Citizen Watch Co., Ltd. .............    3,000                    18,077
Credit Saison Co., Ltd. .............    1,100                    27,147
Daiei, Inc. .........................    7,000                    19,043



                                               NUMBER                VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   -----------------
Daikin Industries Ltd. ..............    3,000                 $  29,774
Dai Nippon Printing Co., Ltd. .......    5,000                    79,841
Daiichi Pharma Co., Ltd. ............    2,000                    33,833
Dainippon Ink and Chemicals,
  Inc. ..............................    7,000                    19,167
Daiwa House Industry Co., Ltd. ......    4,000                    42,641
Daiwa Securities Co., Ltd. ..........    5,000                    17,102
Denso Corp. .........................    6,000                   111,121
East Japan Railway Co. ..............       25                   139,787
Ebara Corp. .........................    2,000                    17,244
Eisai Co., Ltd. .....................    2,000                    38,990
Fanuc ...............................    1,700                    58,299
Fuji Bank Ltd. ......................   18,000                    66,354
Fuji Photo Film Co. .................    3,000                   111,653
Fujitsu Ltd. ........................   11,000                   146,699
Furukawa Electric Co., Ltd. .........    6,000                    20,470
Gunma Bank Ltd. .....................    4,000                    31,795
Hankyu Corp. ........................    5,000                    21,976
Hitachi Ltd. ........................   21,000                   130,262
Honda Motor Co., Ltd. ...............    6,000                   197,253
House Foods Corp. ...................    1,000                    16,925
Hoya Corp. ..........................    1,000                    48,737
Industrial Bank of Japan Ltd. .......   15,000                    69,251
Isetan Co., Ltd. ....................    2,000                    21,480
Ito-Yokado Co., Ltd. ................    3,000                   210,013
Itochu Corp. ........................    9,000                    17,386
JUSCO Co., Ltd. .....................    2,000                    40,496
Japan Airlines Co., Ltd.* ...........   12,000                    31,688
Japan Energy Corp. ..................    7,000                     6,637
Joyo Bank Ltd. ......................    8,000                    31,334
Kajima Corp. ........................    8,000                    20,913
Kaneka Corp. ........................    3,000                    22,517
Kansai Electric Power Co., Inc. .....    6,100                   133,784
Kao Corp. ...........................    4,000                    90,386
Kawasaki Heavy Industries Ltd. ......   12,000                    28,179
Kawasaki Steel Corp. ................   25,000                    37,439
Kinden Corp. ........................    2,000                    30,448
Kinki Nippon Railway Co., Ltd. ......   10,000                    53,611
Kirin Brewery Co., Ltd. .............    7,000                    89,322
Kokuyo ..............................    1,000                    13,478
Komatsu Ltd. ........................    8,000                    42,038
Komori Corp. ........................    1,000                    21,090
Kubuto Corp. ........................    9,000                    26,876
Kuraray Co., Ltd. ...................    3,000                    33,150
Kyocera Corp. .......................    1,000                    52,902
Marui Co., Ltd. .....................    3,000                    57,820
Matsushita Electric Industries
  Co. ...............................   13,000                   230,279
Meiji Seika .........................    4,000                    15,950
Minebea Co., Ltd. ...................    3,000                    34,400
Mitsubishi Chemical Corp. ...........   14,000                    29,526
Mitsubishi Corp. ....................   11,000                    63,359
Mitsubishi Electric Corp. ...........   15,000                    47,187
Mitsubishi Estate Co., Ltd. .........    8,000                    71,812
Mitsubishi Heavy Industries Ltd.        22,000                    85,778
Mitsubishi Materials Corp. ..........   10,000                    16,837
Mitsubishi Trust & Banking
  Corp. .............................    8,000                    51,538
Mitsui & Co., Ltd. ..................   11,000                    61,507
Mitsui Fudosan Co., Ltd. ............    5,000                    37,882
Mitsui Marine & Fire Insurance
  Co., Ltd. .........................    6,000                    31,635

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                               NUMBER                VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   -----------------
Mitsui Mining & Smelting Co.,
  Ltd. ..............................    5,000                     $24,679
Murata Manufacturing Co., Ltd. ......    2,000                      83,119
NAMCO Ltd. ..........................    1,000                      20,115
NEC Corp. ...........................    9,000                      82,942
NGK Insulators Ltd. .................    3,000                      38,733
NGK Spark Plug Co., Ltd. ............    1,000                      10,199
Nagoya Railroad Co., Ltd. ...........    2,000                       7,266
Nikon Corp. .........................    1,000                       9,747
Nippon COMSYS Corp. .................    1,000                      13,638
Nippon Express Co., Ltd. ............    8,000                      45,086
Nippon Meat Packers, Inc. ...........    2,000                      32,255
Nippon Oil Co. ......................    9,000                      31,422
Nippon Paper Industries Co. .........    6,000                      27,328
Nippon Steel Corp. ..................   40,000                      72,663
Nippon Telegraph & Telephone
  Corp. .............................       75                     579,530
Nippon Yusen Labushiki Kaisha .......    7,000                      22,144
Nissan Motor Co., Ltd. ..............   11,000                      33,726
Nissin Food Products Co., Inc. ......    1,000                      25,211
Nitto Denko Corp. ...................    1,000                      16,659
Nomura Securities Co. ...............   13,000                     113,469
Obayashi Corp. ......................    6,000                      28,817
Odakyu Electric Railway .............    3,000                      10,501
Oji Paper Co., Ltd. .................    7,000                      36,411
Olympus Optical Co., Ltd. ...........    2,000                      23,022
Omron Corp. .........................    1,000                      13,717
Onward Kashiyama Co., Ltd. ..........    1,000                      13,452
Orix Corp. ..........................    1,000                      74,790
Osaka Gas Co., Ltd. .................   18,000                      62,047
Pioneer Electronic Corp. ............    1,000                      16,792
Rohm Co. ............................    1,000                      91,183
SHIMANO, Inc. .......................    1,000                      25,831
SMC Corp. ...........................    1,000                      79,929
Sakura Bank Ltd. ....................   24,000                      55,082
Sankyo Co. ..........................    3,000                      65,662
Sanyo Electric Co., Ltd. ............   13,000                      40,319
Secom Co. ...........................    1,000                      82,942
Sekisui Chemical Co. ................    4,000                      26,938
Sekisui House Ltd. ..................    5,000                      52,946
Sharp Corp. .........................    7,000                      63,208
Shimizu Corp. .......................    6,000                      20,151
Shin-Etsu Chemical Co. ..............    3,000                      72,308
Shionogi & Co., Ltd. ................    3,000                      21,985
Shiseido Co., Ltd. ..................    3,000                      38,600
Shizuoka Bank Ltd. ..................    5,000                      61,808
Sony Corp. ..........................    2,500                     182,322
Sumitomo Bank Ltd. ..................   19,000                     195,304
Sumitomo Chemical Co., Ltd. .........   12,000                      46,788
Sumitomo Corp. ......................    7,000                      34,116
Sumitomo Electric Industries ........    5,000                      56,314
Sumitomo Marine & Fire
  Insurance Co., Ltd. ...............    4,000                      25,379
Sumitomo Metal Industries ...........   29,000                      33,150
Sumitomo Metal Mining Co. ...........    3,000                       9,756
Taiheiyo Cement Corp. ...............    6,000                      15,047
Taisei Corp. ........................    7,000                      13,460
Taisho Pharmaceutical ...............    2,000                      55,117
Takashimaya Co., Ltd. ...............    3,000                      25,281
Takeda Chemical Industries ..........    6,000                     231,280



                                               NUMBER                VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   -----------------
Teijin Ltd. .........................    6,000                   $22,118
Tobu Railway Co., Ltd. ..............    7,000                    20,470
Toho Co., Ltd. ......................      100                    13,717
Tohoku Electric Power Co., Inc. .....    3,000                    53,168
Tokai Bank Ltd. .....................   12,000                    56,783
Tokio Marine & Fire Insurance
  Co. ...............................   10,000                   119,628
Tokyo Electric Power ................    8,300                   205,202
Tokyo Electron Ltd. .................    1,000                    38,015
Tokyo Gas Co., Ltd. .................    9,000                    23,686
Tokyo Style Co., Ltd. ...............    1,000                    10,137
Tokyu Corp. .........................    9,000                    23,686
Toppan Printing Co., Ltd. ...........    5,000                    61,143
Toray Industries, Inc. ..............    9,000                    47,054
Tostem Corp. ........................    2,000                    39,699
Toto Ltd. ...........................    2,000                    16,074
Toyo Seikan Kaisha Ltd. .............    2,000                    33,992
Toyota Automatic Loom Works
  Ltd. ..............................    2,000                    35,428
Toyota Motor Corp. ..................   23,000                   625,698
Uni-Charm Corp. .....................    1,000                    46,965
Uny Co., Ltd. .......................    2,000                    36,597
Wacaol Corp. ........................    1,000                    12,875
Yamaha Corp. ........................    1,000                    10,368
Yamanouchi Pharmaceutical Co.,
  Ltd. ..............................    2,000                    64,510
Yamato Transport Co., Ltd. ..........    3,000                    42,003
Yamazaki Banking Co., Ltd. ..........    2,000                    26,105
                                                               ---------
  TOTAL JAPAN .......................                          9,359,924
                                                              ----------
OTHER EUROPEAN COUNTRIES (40.6%)
AUSTRIA (0.2%)
Austria Tabakwerke AG ...............      180                    13,801
Bank Austria AG .....................      595                    30,254
EA-Generali AG ......................       30                     7,369
Flughafen Wein AG ...................      150                     7,360
OMV AG ..............................      170                    16,021
Oesterreichische
  Elektrizitaetseirtschafts AG,
  Class A ...........................      180                    27,509
VA Technologies AG ..................       70                     6,065
Wienerberger Baustoffindustrie
  AG ................................       50                     9,944
                                                               -----------
                                                                 118,323
                                                               -----------
BELGIUM (1.7%)
Barco N.V. ..........................       74                    20,764
Colruyt S.A. ........................       20                    16,662
D'Ieteren S.A. ......................       28                    15,349
Delhaize Le Lion S.A. ...............      212                    18,643
Electrabel S.A. .....................      332                   145,016
Fortis AG ...........................      481                   173,227
Fortis AG Strip .....................      140                         8
Fortis AG, Class B (CVG Rights
  expiring 7/21/01)* ................      140                       628
Groupe Bruxelles Lambert S.A. .......      154                    31,183
Kredietbank N.V. ....................    1,804                   141,940
Petrofina S.A. ......................      134                    61,050
Solvay S.A., Class A ................      502                    37,610
Tractebel ...........................      496                    95,699
UCB S.A. ............................       10                    61,325
                                                               -----------
                                                                 819,104
                                                               -----------

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                              NUMBER                VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   -----------------
FRANCE (8.2%)
Air Liquide ........................       515                $  94,440
Axa++ ..............................     2,067                  299,538
Axa (Warrants expiring
  4/30/01)*++ ......................        20                       --
Accor S.A. .........................       206                   44,594
Alcatel Alsthom ....................     1,210                  148,070
Banque Nationale de Paris ..........     1,353                  111,396
Bouygues ...........................       160                   32,976
Canal Plus .........................       182                   49,656
Cap Gemini Sogeti ..................       384                   61,624
Carrefour S.A. .....................       235                  177,380
Cie Generale des Eaux ..............       951                  246,704
Coflexip S.A. ......................        44                    2,983
Compagnie de Saint Gobain ..........       500                   70,579
Dassault Systemes S.A. .............       195                    9,165
Elf Acquitaine S.A. ................     1,657                  191,506
Eridania Beghin ....................       158                   27,334
Essilor International S.A. .........        28                   11,021
Etablissements Economiques du
  Casino Guichard-Perrachon
  S.A. .............................       404                   42,066
France Telecom S.A. ................     4,749                  377,235
Groupe Danone ......................       450                  128,813
L'Oreal ............................       404                  292,005
LVMH (Moet Hennessy Louis
  Vuitton) .........................       551                  109,027
Lafarge S.A. .......................       599                   56,905
Legardere S.C.A. ...................       757                   32,165
Legrand S.A. .......................       163                   43,189
Michelin, Class B (Registered) .....       722                   28,870
PSA Peugeot Citroen ................       285                   44,105
Paribas ............................       929                   80,726
Pechiney S.A., Class A .............       415                   13,550
Pernod Ricard ......................       356                   23,120
Pinault-Printemps-Redoute S.A. .....       720                  137,572
Promodes ...........................       116                   84,341
Rhone-Poulenc, Class A .............     2,283                  117,469
Sanofi S.A. ........................       664                  109,291
Schneider S.A. .....................       869                   52,704
SEITA ..............................       112                    7,013
Sidel S.A. .........................       215                   18,232
Simco ..............................       157                   14,241
Societe BIC S.A. ...................       119                    6,600
Societe Eurafrance S.A. ............        12                    7,943
Societe Generale Paris .............       634                  102,651
Sodexho Alliance S.A. ..............       198                   44,279
Suez Lyonnaise des Eaux ............       889                  182,587
Thomson CSF ........................     1,002                   43,024
Total S.A., Class B ................     1,426                  144,399
Usinor Sacilor .....................     1,205                   13,377
Valero S.A. ........................       491                   38,686
                                                              ---------
                                                              3,975,151
                                                              ---------
GERMANY (9.2%)
AMB Aachener & Muenchener
  Beteilgungs-AG ...................       250                   36,304
Adidas-Salomon AG ..................       300                   33,033
Allianz AG (New)* ..................        17                    6,325
Allianz AG (Registered) ............     1,450                  539,454
Axa Colonia Konzern AG++ ...........       100                   11,341
BASF AG ............................     3,800                  144,908



                                              NUMBER                VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   -----------------
Bayer AG ...........................    4,450                 $ 186,785
Bayerische Vereinsbank AG ..........    2,425                   191,788
Beiersdorf AG ......................      350                    24,047
Continental AG .....................      350                     9,724
DaimlerChrysler AG* ................    5,744                   570,436
Degussa AG .........................      250                    13,801
Deutsche Bank AG ...................    3,250                   191,665
Deutsche Lufthansa AG
  (Registered) .....................    2,250                    49,887
Deutsche Telekom AG ................   13,050                   428,735
Douglas Holding AG .................      100                     5,911
Dresdner Bank AG ...................    3,000                   125,653
Heidelberger Zement AG .............      350                    27,513
Hochtief AG ........................      250                     9,826
Karstadt AG ........................       50                    26,163
Linde AG ...........................       50                    30,303
M.A.N. AG ..........................      100                    29,703
Mannesmann AG ......................    2,300                   266,022
Merck KGaA .........................    1,000                    45,005
Metro AG ...........................    1,680                   132,061
Muenchener
  Rueckversicherungs-Gesellschaft
  AG (Registered)* .................      512                   250,393
Preussag AG ........................      100                    45,425
RWE AG .............................    2,650                   146,295
SAP AG .............................      400                   172,817
SGL Carbon AG ......................       50                     3,027
Schering AG ........................      400                    50,285
Siemens AG .........................    3,450                   226,688
Thyssen AG .........................      200                    37,804
Veba AG ............................    2,900                   171,755
Viag AG ............................      150                    88,659
Volkswagen AG ......................    1,920                   155,305
                                                              ---------
                                                              4,484,846
                                                              ---------
IRELAND (0.4%)
Allied Irish Banks plc .............    4,743                    84,863
CRH plc ............................    2,125                    36,662
Independent Newspapers plc .........    1,622                     6,513
Irish Life plc .....................    1,925                    18,094
Irish Permanent plc ................      721                     9,651
Jefferson Smurfit Group plc ........    3,797                     6,833
Kerry Group plc, Class A ...........    1,180                    16,058
Ryanair Holdings plc* ..............      885                     5,792
                                                              ---------
                                                                184,466
                                                              ---------
ITALY (4.6%)
Alitalia S.p.A.* ...................   11,054                    40,780
Assicurazioni Generali S.p.A. ......    6,398                   266,986
Banca Commerciale Italiana .........   11,117                    76,646
Banco Intasa S.p.A. ................   13,488                    80,879
Benetton Group S.p.A.* .............   16,533                    33,296
Credito Italiano S.p.A. ............   30,207                   178,940
ENI S.p.A. (Registered) ............   49,226                   321,525
Edison S.p.A. ......................    4,732                    55,705
Fiat S.p.A. ........................   26,606                    92,361
Istituto Nazionale delle
  Assicurazioni ....................   25,151                    66,395
Italgas S.p.A. .....................    3,598                    19,464
Mediaset S.p.A. ....................    8,971                    72,701
Mediobanca S.p.A. ..................    3,565                    49,481
Montedison S.p.A. ..................   37,289                    49,501

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                              NUMBER                VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   -----------------
Olivetti S.p.A.* ...................   10,462                 $   36,381
Parmalat Finanziaria S.p.A. ........    8,908                     17,024
Pirelli S.p.A. .....................   10,775                     34,505
Riunione Adriatica di Sicurta
  S.p.A. ...........................    2,189                     31,706
San Paolo -- IMI S.p.A. ............    8,402                    148,376
Telecom Italia Mobile S.p.A.
  (RNC) ............................   10,828                     50,948
Telecom Italia Mobile S.p.A. .......   41,176                    303,808
Telecom Italia S.p.A. ..............   23,398                    199,523
Telecom Italia S.p.A. (RNC) ........    4,077                     25,643
Unione Immobiliare S.p.A* ..........   25,151                     13,112
                                                              ----------
                                                               2,265,686
                                                              ----------
NETHERLANDS (5.7%)
ABN-Amro Holdings N.V. .............    8,547                    179,779
AEGON N.V. .........................    3,425                    420,579
Akzo Nobel N.V. ....................    1,521                     69,250
Buhrmann N.V. ......................      149                      2,662
Elsevier N.V. ......................    3,548                     49,690
Getronics N.V. .....................      424                     20,998
Hagemeyer N.V. .....................      525                     19,178
Heineken N.V. ......................    1,910                    114,932
IHC Caland N.V. ....................       64                      2,658
ING Groep N.V. .....................    5,581                    340,287
KLM Royal Dutch
  Airlines N.V. ....................      323                      9,770
Koninklijke Ahold N.V. .............    3,766                    139,177
Koninklijke KPN N.V. ...............    2,879                    144,111
Oce N.V. ...........................      302                     10,855
Philips Electronics N.V. ...........    2,176                    146,001
Royal Dutch Petroleum Co. ..........   12,574                    626,055
TNT Post Group N.V. ................    2,559                     82,443
Unilever N.V. ......................    3,772                    322,385
Wolters Kluwer N.V. ................      344                     73,603
                                                              ----------
                                                               2,774,413
                                                              ----------
PORTUGAL (0.5%)
BPI-SGPS S.A. (Registered) .........      300                     10,185
Banco Comercial Portugues
  (Registered) .....................    1,200                     36,910
Banco Espirito Santo ...............      662                     20,556
Brisa-Auto Estradas de Portugal
  S.A. .............................      400                     23,556
Cimentos de Portugal S.A. ..........      500                     15,968
Electricidade de Portugal S.A. .....    3,300                     72,689
Jeronimo Martins & Filho ...........      500                     27,365
Portugal Telecom S.A. ..............    1,100                     50,457
Sonae Investimentos-Sociedade
  Gestora de Participacoes
  Sociais S.A. .....................      100                      4,864
                                                              ----------
                                                                 262,550
                                                              ----------
SPAIN (2.9%)
Acerinox S.A. ......................      280                      6,511
Argentaria Corp. Banc ..............    2,778                     71,835
Autopistas Concesionaria Espana         1,368                     22,717
Azucarera Ebro Agricolas S.A. ......      539                     11,871
Banco Bilbao Vizcaya S.A. ..........   11,926                    186,711
Banco Central Hispanoamer S.A.          5,556                     65,873
Banco Santander S.A. ...............    7,211                    143,083
Corporacion Financiera Alba
  S.A. .............................      114                     19,011
Dragados & Construcciones S.A.            306                     11,261



                                              NUMBER                VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   -----------------
Endesa S.A. ........................    5,824                 $  154,083
Fomento de Construcciones y
  Contratas S.A. ...................      425                     31,549
Gas Natural SDG S.A. ...............      771                     83,816
Iberdrola S.A. .....................    5,659                    105,718
Repsol S.A. ........................    1,880                    100,138
Sociedad General de Aguas de
  Barcelona S.A. ...................      342                     22,861
Tabacalera S.A., Class A ...........    1,183                     29,800
TelePizza S.A.* ....................    1,182                     11,228
Telefonica S.A. ....................    6,142                    272,699
Telefonica S.A. (Rights expiring
  1/30/99)* ........................    6,142                      5,445
Union Electrica Fenosa S.A. ........    1,237                     21,368
Vallehermoso S.A. ..................      762                     10,884
Zardoya Otis S.A. ..................      375                     11,689
                                                              ----------
                                                               1,400,151
                                                              ----------
SWITZERLAND (7.2%)
ABB AG (Bearer) ....................       50                     58,695
Adecco S.A. (Bearer) ...............      100                     45,716
Alusuisse Lonza Group AG ...........       40                     46,664
CS Holdings ........................    1,650                    258,658
Georg Fischer AG (Registered) ......       30                     10,160
Holderbank Financiere Glarus
  AG (Registered) ..................       90                     22,574
Holderbank Financiere Glarus
  AG, Class B ......................       30                     35,567
Kuoni Reisen AG (Registered) .......        1                      3,974
Nestle S.A. (Registered) ...........      235                    512,322
Novartis AG (Bearer) ...............       30                     59,059
Novartis AG (Registered) ...........      365                    718,556
Roche Holding AG ...................       10                    181,371
Roche Holding AG (Genus
  Certificate) .....................       42                    513,248
SGS Societe Generale de
  Surveillance Holding S.A. ........       15                     14,710
SAirGroup (Registered) .............       50                     12,432
Sulzer AG ..........................       20                     12,191
Swiss Reinsurance Co.
  (Registered) .....................       85                    221,936
Swisscom AG (Registered)* ..........      450                    188,662
The Swatch Group AG,
  (Class B) ........................       10                      6,198
The Swatch Group AG ................      100                     15,002
UBS AG (Registered)* ...............    1,251                    384,923
Zurich Allied AG* ..................      280                    207,626
                                                              ----------
                                                               3,530,244
                                                              ----------
  TOTAL OTHER EUROPEAN
     COUNTRIES .....................                          19,814,934
                                                              ----------
SCANDINAVIA (4.6%)
DENMARK (0.7%)
Carlsberg A.S., Class B ............      200                     11,564
Carlsberg, Class A .................      200                     11,627
D/S 1912, Class B ..................        6                     41,951
D/S Svendborg, Class B .............        4                     40,537
Danisco ............................      357                     19,352
Den Danske Bank AS .................      300                     40,302
ISS International Service System
  A/S, Class B .....................      143                      9,302
Novo-Nordisk A/S, Class B ..........      413                     54,509

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                              NUMBER                VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   -----------------
Tele Danmark A/S, Class B ..........       590                $   79,631
Unidanmark A/S, Class A
  (Registered) .....................       300                    27,103
                                                              ----------
                                                                 335,878
                                                              ----------
FINLAND (1.4%)
Kemira Oyj .........................     1,000                     7,158
Kesco Oyj ..........................       700                    10,434
Merita Plc, Class A ................     5,600                    35,364
Metra Oyj, Class B .................       200                     3,452
Nokia Oyj, Class A .................     2,800                   340,462
Nokia Oyj, Class K .................       800                    97,275
Outokumpu Oyj ......................       500                     4,589
Raisio Group plc ...................     1,800                    19,769
Sampo Insurance Co., plc,
  Class A ..........................       500                    18,974
Sonera Group Oyj* ..................     2,900                    51,187
Tieto Corp., Class B ...............       600                    26,711
UPM-Kymmene Oyj ....................     1,700                    47,343
                                                              ----------
                                                                 662,718
                                                              ----------
NORWAY (0.2%)
Bergesen d. y. ASA, Class A ........       500                     5,986
Christiania Bank OG Kreditkasse          2,900                    10,073
Den Norske Bank ....................     2,600                     8,997
Kvaerner plc .......................       200                     3,947
Merkantildata ASA ..................       550                     5,427
NCL Holdings ASA* ..................     1,200                     2,842
Norsk Hydro ASA ....................     1,250                    42,266
Orkla ASA, Class A .................       800                    11,946
Petroleum Geo-Services* ............       400                     5,105
Schibsted ASA ......................       450                     5,684
Storebrand ASA* ....................     1,800                    13,617
Tomra Systems ASA ..................       200                     6,578
                                                              ----------
                                                                 122,468
                                                              ----------
SWEDEN (2.3%)
ABB AB, Class A ....................     4,200                    44,875
ABB AB, Class B ....................       400                     4,249
AGA AB, Class A ....................       400                     5,311
Astra AB, Class A ..................     8,200                   167,631
Astra AB, Class B ..................     1,400                    28,533
Atlas Copco AB .....................       900                    19,788
Drott AB, Class B* .................       500                     4,601
Electrolux AB, Class B .............     2,400                    41,355
Ericsson LM, Class B ...............    11,800                   281,308
Fastighets AB Balder* ..............        60                       667
ForeningsSparbanken AB .............     1,900                    49,285
Hennes & Mauritz AB, Class B .......     1,300                   106,303
Mandamus AB* .......................        45                       253
Netcom Systems AB, Class B* ........       700                    28,533
Sandvik AB, Class A ................     1,600                    27,866
Securitas AB, Class B ..............     2,500                    38,909
Skandia Forsakrings AB .............     3,600                    55,140
Skandinaviska Enskilda Banken ......     4,300                    45,413
Skanska AB, B Shares ...............       800                    22,234
Svenska Cellulosa, AB, Class B .....     1,200                    26,236
Svenska Handelsbanken, Class A           1,300                    54,918
Volvo AB, Class A ..................     1,000                    22,419
Volvo AB, Class B ..................     1,600                    36,760
WM-Data AB, Class B ................       200                     8,548
                                                              ----------
                                                               1,121,135
                                                              ----------



                                              NUMBER                VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   -----------------
  TOTAL SCANDINAVIA ................                          $2,242,199
                                                              ----------
SOUTHEAST ASIA (2.3%)
HONG KONG (1.7%)
Bank of East Asia Ltd. .............    4,844                      8,441
CLP Holdings Ltd. ..................   14,000                     69,754
Cathay Pacific Airways .............   22,000                     21,866
Cheung Kong Ltd. ...................   13,000                     93,549
Hang Seng Bank Ltd. ................   11,900                    106,370
Hong Kong & China Gas Co.,
  Ltd. .............................   22,000                     27,971
Hong Kong & China Gas Co.,
  Ltd. (Warrants expiring
  9/30/99)* ........................      500                         33
Hong Kong Telecommunications
  Ltd. .............................   73,394                    128,367
Hutchison Whampoa Ltd. .............   24,000                    169,609
Johnson Electric Holdings Ltd. .....    4,000                     10,275
New World Development Co. ..........   14,108                     35,510
Shangri-La Asia Ltd. ...............   10,000                      8,519
Sun Hung Kai Properties Ltd. .......   14,235                    103,815
Swire Pacific Ltd., Class A ........    9,000                     40,311
Television Broadcasts Ltd. .........    2,000                      5,163
Wharf Holdings .....................   13,000                     18,962
Wharf Holdings (Warrants
  expiring 12/31/99)* ..............      400                         33
                                                              ----------
                                                                 848,548
                                                              ----------
SINGAPORE (0.6%)
City Developments ..................    4,000                     17,333
Creative Technology Ltd.* ..........    1,000                     14,121
Development Bank of Singapore
  (Foreign) ........................    4,600                     41,539
Keppel Corp. Ltd. ..................    6,000                     16,073
Oversea-Chinese Banking Corp.,
  Ltd. (Foreign) ...................    6,057                     41,114
Singapore Airlines Ltd. ............    5,000                     36,667
Singapore Press Holdings Ltd. ......    3,048                     33,066
Singapore Technologies
  Engineering Ltd. .................   20,000                     18,667
Singapore Telecommunications
  Ltd. .............................   34,000                     51,927
United Overseas Bank Ltd.
  (Foreign) ........................    3,000                     19,273
                                                              ----------
                                                                 289,780
                                                              ----------
  TOTAL SOUTHEAST ASIA .............                           1,138,328
                                                              ----------
UNITED KINGDOM (18.4%)
Abbey National plc .................    8,474                    181,459
Allied Zurich plc* .................    9,387                    140,019
Anglian Water plc ..................    1,842                     25,438
Arjo Wiggins Appleton plc ..........    2,323                      4,368
Associated British Foods plc .......    5,015                     47,436
BBA Group plc ......................    1,519                      9,427
BG plc .............................   23,618                    149,032
BOC Group plc ......................    2,825                     40,399
BPB plc ............................    3,563                     13,472
BTR plc ............................   16,787                     34,634
Barclays plc .......................    9,147                    197,240
Bass plc ...........................    4,410                     64,203
Blue Circle Industries plc .........    3,834                     19,775
Boots Co. plc ......................    5,609                     95,518
British Aerospace plc ..............    9,926                     84,145

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                NUMBER                VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   -----------------
British Airport Authority plc ........    5,856                       $68,350
British Airways plc ..................    5,998                        40,443
British American Tobacco plc .........    8,567                        75,333
British Land Co., plc ................    3,057                        22,736
British Petroleum Co., plc ...........   34,836                       520,204
British Sky Broadcasting plc .........   10,573                        80,306
British Steel plc ....................   12,289                        18,198
British Telecom plc ..................   37,760                       568,894
Bunzl plc ............................    2,883                        11,273
Burmah Castrol plc ...................    1,253                        17,929
Cable & Wireless plc .................   14,375                       176,752
Cadbury Schweppes plc ................    6,171                       105,242
Carlton Communications plc ...........    4,042                        37,191
Centrica plc .........................   22,691                        45,683
Coca-Cola Beverages plc* .............    3,490                         6,418
CGU plc ..............................    7,944                       124,377
Compass Group plc ....................    3,828                        43,852
Diageo plc ...........................   21,652                       246,414
EMI Group plc ........................    3,870                        25,885
Electrocomponents plc ................    1,842                        12,351
GKN plc ..............................    4,555                        60,441
General Electric Co., plc ............   16,405                       148,077
Glaxo Wellcome plc ...................   21,149                       727,698
Granada Group plc ....................    4,926                        87,083
Great Universal Stores plc ...........    5,497                        57,941
Guardian Royal Exchange plc ..........    3,443                        19,277
HSBC Holdings plc ....................   10,785                       272,756
HSBC Holdings plc ....................    5,040                       136,688
Halifax plc ..........................   14,405                       204,444
Hanson plc ...........................    3,355                        26,641
Imperial Chemical Industries plc .....    3,652                        31,658
Jarvis plc ...........................      904                        10,047
Kingfisher plc .......................    7,428                        80,395
Ladbroke Group plc ...................    3,691                        14,831
Land Securities plc ..................    3,074                        39,587
Lasmo plc ............................    1,694                         2,819
Legal & General Group plc ............    7,789                       101,150
Lloyds TSB Group plc .................   31,829                       452,794
LucasVarity plc ......................    8,392                        27,996
Marks & Spencer plc ..................   17,390                       119,281
MEPC plc .............................    1,837                        12,226
Misys plc ............................    3,072                        22,375
National Grid Group plc ..............    8,087                        64,553
National Power plc ...................    7,876                        67,881
Pearson plc ..........................    3,246                        64,432
Penninsular & Oriental Steam
  Navigation Co. .....................    3,692                        43,645
Pilkington plc .......................      342                           341
Provident Financial plc ..............    1,692                        24,915
Prudential Corp. plc .................   11,622                       175,484
RMC Group plc ........................    1,309                        17,925
Racal Electronic plc .................    1,213                         7,023
Railtrack Group plc ..................    3,168                        82,808
Rank Group plc .......................    4,798                        18,481



                                                NUMBER                VALUE
                                               OF SHARES             (NOTE 1)
                                         -------------------   -----------------
Reed International plc ...............    5,635                       $44,066
Rentokil Initial plc .................   17,331                       130,627
Reuters Group plc ....................    9,032                        94,825
Rexam plc ............................    2,930                         8,141
Rio Tinto plc (Registered) ...........    5,842                        67,944
Rolls-Royce plc ......................    8,754                        36,267
Royal & Sun Alliance Insurance
  Group plc ..........................    8,674                        70,826
Royal Bank of Scotland plc ...........    4,770                        76,190
Safeway plc ..........................    5,344                        26,852
Sainsbury J plc ......................   11,701                        93,790
Schroeders plc .......................    1,969                        35,939
Scottish & Newcastle plc .............    3,109                        36,107
Scottish Power plc ...................    5,894                        60,556
Siebe plc ............................   11,972                        47,209
Slough Estates plc ...................    2,760                        12,491
SmithKline Beecham plc ...............   32,794                       458,337
Smiths Industries plc ................    1,439                        20,531
Southern Electric plc ................    2,414                        27,292
Stagecoach Holdings plc ..............    7,185                        28,602
TI Group plc .........................    3,201                        17,243
Tarmac plc ...........................    5,045                         9,443
Tate Lyle ORD plc ....................    2,148                        11,830
Taylor Woodrow plc ...................    3,153                         7,895
Tesco plc ............................   40,347                       114,962
Thames Water plc .....................    1,992                        38,115
The Berkeley Group plc ...............    1,015                         7,456
Unilever plc .........................   19,486                       218,521
United Utilities plc .................    3,521                        48,800
Vodafone Group plc ...................   17,784                       288,795
Williams plc .........................    3,550                        20,156
Wolseley plc .........................    3,086                        19,511
Zeneca Group plc .....................    5,440                       236,872
                                                                   ----------
  TOTAL UNITED KINGDOM ...............                              8,994,280
                                                                  -----------
TOTAL COMMON STOCKS, RIGHTS
  AND WARRANTS (87.5%)
  (Cost $38,285,180)..................                             42,728,080
                                                                  -----------
PREFERRED STOCKS:
AUSTRALIA & NEW ZEALAND (0.2%)
AUSTRALIA (0.2%)
News Corp., Ltd. .....................   12,888                        78,418
                                                                  -----------
OTHER EUROPEAN COUNTRIES (0.3%)
GERMANY (0.3%)
RWE AG ...............................      700                        25,413
SAP AG (Non Voting) ..................      250                       119,937
Volkswagen AG ........................      500                        24,902
                                                                 ------------
                                                                      170,252
                                                                 ------------
  TOTAL PREFERRED STOCKS (0.5%)
     (Cost $249,996)..................                                248,670
                                                                 ------------

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998


                                          PRINCIPAL         VALUE
                                           AMOUNT         (NOTE 1)
                                        ------------   --------------
SHORT-TERM DEBT
  SECURITIES:
U.S. GOVERNMENTS (10.3%)
U.S. TREASURY BILLS
  01/07/99 ..........................    $   40,000     $    39,989
  01/21/99 ..........................       906,000         904,126
  02/04/99- .........................        45,000          44,834
  02/11/99 ..........................     1,425,000       1,418,548
  02/18/99 ..........................       732,000         728,057
  03/11/99 ..........................       540,000         535,743
  04/01/99 ..........................     1,360,000       1,345,802
                                                        -----------
  TOTAL SHORT-TERM DEBT
     SECURITIES (10.3%)
     (Amortized Cost $5,014,972).....                     5,017,099
                                                        -----------
TOTAL INVESTMENTS (98.3%)
  (Cost/Amortized Cost
  $43,550,148) ......................                    47,993,849
OTHER ASSETS
  LESS LIABILITIES (1.7%) ...........                       816,491
                                                        -----------
NET ASSETS (100%) ...................                   $48,810,340
                                                        ===========


 MARKET SECTOR DIVERSIFICATION (Unaudited)
As a Percentage of Total Common Stocks,
  Preferred Stocks, Rights, and Warrants
Basic Materials ................                   3.3%
Business Services ..............                   4.0
Capital Goods ..................                   5.7
Consumer Cyclicals .............                  12.0
Consumer Non-Cyclicals .........                  19.7
Credit Sensitive
  Banks ........................       13.8
  Financial Services ...........        3.4
  Insurance ....................        7.8
  Real Estate ..................        1.6
  Utility--Electric ............        2.7
  Utility--Gas .................        1.2
  Utility--Telephone ...........        3.0
  Investment Company ...........        0.2
                                       ----
Total Credit Sensitive .........                  33.7
Diversified ....................                   1.1
Energy .........................                   7.0
Technology .....................                  13.5
                                                 -----
                                                 100.0%
                                                 =====



----------
*    Non-income producing

++   Issuer of this security is an affiliate of the Trust.

- All, or a portion of securities held by broker as collateral for financial futures contracts.
     Glossary:
     CVG--Certificate de Valeur Garantie
     RNC--Risparmio Non-Convertible, Savings Shares

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998


--------------------------------------------------------------------------------
At December 31, 1998, the Portfolio had the following futures contracts open:
(Note 1)






                                              NUMBER                                      UNREALIZED
                                                OF         AGGREGATE     EXPIRATION      APPRECIATION
PURCHASES:                                  CONTRACTS     FACE VALUE        DATE        (DEPRECIATION)
----------------------------------------   -----------   ------------   ------------   ---------------
Australia All Ordinaries Index .........         3        $  132,105    Dec `98           $     627
Australia All Ordinaries Index .........         1            43,702    March `99               915
German Index ...........................         6         1,822,696    March `99           117,618
Hang Seng Index ........................         2           130,683    Jan `99              (2,930)
IBEX Plus Index ........................         4           280,129    Jan `99              11,608
Milan MIB 30 Index .....................         1           216,308    March `99            19,791
CAC 40 Index ...........................        16           561,459    March `99            13,221
Nikkei 300 Index .......................        29           544,184    March `99           (16,208)
Nikkei 225 Index .......................         5           342,500    March `99           (15,450)
Financial Times 100 Index ..............        14         1,359,167    March `99            10,114
                                                                                          ---------
                                                                                          $ 139,306
                                                                                          =========

At December 31, 1998 the Portfolio had outstanding foreign currency contracts to buy foreign currencies as follows: (Note 1)




                                               LOCAL
                                             CONTRACT       COST ON          U.S.$         UNREALIZED
                                              AMOUNT      ORIGINATION       CURRENT      APPRECIATION/
                                              (000'S)         DATE           VALUE       (DEPRECIATION)
                                            ----------   -------------   ------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
British Pound, expiring 1/29/99 .........        542      $  907,636      $  900,552       $ (7,084)
German Mark, expiring 1/29/99 ...........      3,448       2,061,990       2,072,155         10,165
Japanese Yen, expiring 1/29/99 ..........     93,591         812,421         832,658         20,237
                                                                                           --------
                                                                                           $ 23,318
                                                                                           ========

Investment security transactions for the year ended December 31, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $39,230,618
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........        672,763

As of December 31, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........    $  5,607,974
Aggregate gross unrealized depreciation ..........      (1,229,180)
                                                      ------------
Net unrealized appreciation ......................    $  4,378,794
                                                      ============
Federal income tax cost of investments ...........    $ 43,615,055
                                                      ============

At December 31, 1998, the Portfolio had loaned securities with a total value of
                           $456,402 which was secured by collateral of $484,745.

The Portfolio has a net capital loss carryforward of $266,434 which expires in the year 2006.




                       See Notes to Financial Statements.

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
COMMON STOCK:
BASIC MATERIALS (4.4%)
CHEMICALS (0.9%)
A. Schulman, Inc. ...................   1,300                  $    29,494
Calgon Carbon Corp. .................   1,000                        7,500
Cambrex Corp. .......................   1,200                       28,800
ChemFirst, Inc. .....................   1,100                       21,725
Dionex Corp.* .......................     800                       29,300
Geon Co. ............................     900                       20,700
Georgia Gulf Corp. ..................   1,200                       19,275
NOVA Corp./Georgia* .................   2,415                       83,770
Octel Corp.* ........................     500                        6,938
Spartech Corp. ......................     300                        6,600
Stepan Co. ..........................     200                        5,325
Wellman, Inc. .......................   1,800                       18,337
                                                               -----------
                                                                   277,764
                                                               -----------
CHEMICALS--SPECIALTY (0.9%)
Airgas, Inc.* .......................   3,000                       26,812
Albemarle Corp. .....................   1,040                       24,700
Bush Boake Allen, Inc.* .............     400                       14,100
Ethyl Corp. .........................   3,300                       19,181
Ferro Corp. .........................   1,300                       33,800
General Chemical Group, Inc. ........     500                        6,938
H.B. Fuller Co. .....................     300                       14,437
Lawter International, Inc. ..........   1,100                       12,787
LeaRonal, Inc. ......................     200                        6,775
Lilly Industries, Inc., Class A .....     800                       15,950
M.A. Hanna Co. ......................   2,300                       28,319
MacDermid, Inc. .....................     600                       23,475
Minerals Technologies, Inc. .........     500                       20,469
NCH Corp. ...........................     100                        5,950
NL Industries, Inc. .................     700                        9,931
OM Group, Inc. ......................     700                       25,550
Terra Industries, Inc. ..............     600                        3,713
The Carbide/Graphite Group,
  Inc.* .............................     200                        2,950
                                                               -----------
                                                                   295,837
                                                               -----------
METALS & MINING (0.9%)
ASARCO, Inc. ........................     900                       13,556
Battle Mountain Gold Co. ............   7,200                       29,700
Century Aluminum Co. ................     500                        4,719
Chase Industries, Inc.* .............     600                        6,262
Cleveland-Cliffs, Inc. ..............     400                       16,125
Commercial Metals Co. ...............     600                       16,650
Commonwealth Industries, Inc. .......     300                        2,813
Getchell Gold Corp.* ................   1,300                       35,425
Helca Mining Co.* ...................   2,200                        7,975
Intermet Corp. ......................     600                        7,837
Lawson Products, Inc. ...............     200                        4,600
MAXXAM, Inc.* .......................     100                        5,737
MDU Resources Group, Inc. ...........   1,500                       39,469
Mueller Industries, Inc.* ...........   1,600                       32,500
RTI International Metals, Inc.* .....     300                        4,200
Ryerson Tull, Inc., Class A* ........     500                        4,875
Southern Peru Ltd. ..................   1,300                       12,269
Special Metals Corp.* ...............     600                        5,363
Stillwater Mining Co.* ..............     800                       32,800
Titanium Metals Corp. ...............     600                        5,100
Wolverine Tube, Inc.* ...............     500                       10,500
                                                               -----------
                                                                   298,475
                                                               -----------



                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
PAPER (0.8%)
Buckeye Technologies, Inc.* .........   1,200                  $    17,925
Caraustar Industries, Inc. ..........     800                       22,850
Chesapeake Corp. ....................     900                       33,187
Gibson Greetings, Inc.* .............     600                        7,125
Ivex Packaging Corp.* ...............     400                        9,300
Longview Fibre, Co. .................   1,400                       16,188
P. H. Glatfelter Co. ................     900                       11,138
Potlatch Corp. ......................     900                       33,187
Rayonier, Inc. ......................     800                       36,750
Rock-Tenn Co., Class A ..............     600                       10,163
Schweitzer-Mauduit
  International, Inc. ...............     500                        7,719
Unisource Worldwide, Inc. ...........   2,300                       16,675
Wausau-Mosinee Paper Corp. ..........   1,900                       33,606
                                                               -----------
                                                                   255,813
                                                               -----------
STEEL (0.9%)
AK Steel Holding Corp. ..............   2,000                       47,000
Armco, Inc.* ........................   3,000                       13,125
Bethlehem Steel Corp.* ..............   5,609                       46,975
Birmingham Steel Corp. ..............     900                        3,769
Carpenter Technology Corp. ..........     700                       23,756
Citation Corp.* .....................     400                        5,050
Gibralter Steel Corp.* ..............     400                        9,100
Inland Steel Industries, Inc. .......   1,386                       23,389
Lone Star Technologies, Inc.* .......     600                        6,075
LTV Corp. ...........................   3,700                       21,506
Maverick Tube Corp.* ................   1,200                        6,675
Metals USA, Inc.* ...................   1,200                       11,700
National Steel Corp., Class B .......     700                        4,988
NS Group, Inc.* .....................   1,800                        7,988
Oregon Steel Mills, Inc. ............     600                        7,125
Quanex Corp. ........................     900                       20,306
Reliance Steel & Aluminum Co.             300                        8,287
Rouge Industries, Inc., Class A .....     600                        5,250
Shaw Group, Inc.* ...................     800                        6,400
Shiloh Industries, Inc.* ............     200                        2,625
Steel Dynamics, Inc.* ...............   1,100                       12,925
Valmont Industries ..................     600                        8,325
                                                               -----------
                                                                   302,339
                                                               -----------
  TOTAL BASIC MATERIALS .............                            1,430,228
                                                               -----------
BUSINESS SERVICES (11.4%)
ENVIRONMENT CONTROL (1.5%)
AgriBioTech, Inc.* ..................   1,200                       15,525
Aqua Alliance, Inc.* ................   5,600                       11,550
Cadiz, Inc.* ........................   1,300                        9,913
California Water Service Group ......     600                       18,787
Catalytica, Inc.* ...................   1,900                       34,200
CCC Information Services
  Group* ............................   1,200                       20,700
CLARCOR, Inc. .......................     950                       19,000
CSG System International, Inc.* .....     900                       71,100
Dames & Moore Group .................     700                        9,013
Donaldson Co., Inc. .................   1,400                       29,050
E'Town Corp. ........................     100                        4,738
Eastern Environmental Services,
  Inc.* .............................     900                       26,662
Ionics, Inc.* .......................     400                       11,975
Metal Management, Inc.* .............     500                        1,750
Mine Safety Appliances Co. ..........     100                        7,100

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
Mississippi Chemical Corp. ...........   1,400                  $    19,600
ONEOK, Inc. ..........................     900                       32,512
Philadelphia Suburban Corp. ..........   1,200                       35,475
Rollins, Inc. ........................     700                       12,250
Roper Industries, Inc. ...............   1,500                       30,562
Safety-Kleen Corp.* ..................   1,210                       17,091
Superior Services, Inc.* .............     700                       14,044
Tejon Ranch Co. ......................     300                        5,963
Tetra Tech, Inc.* ....................   1,050                       28,416
Thermo Ecotek Corp.* .................     500                        5,281
Waste Industries, Inc.* ..............     500                        8,625
                                                                -----------
                                                                    500,882
                                                                -----------
PRINTING, PUBLISHING, BROADCASTING (2.8%)
Ackerely Group, Inc. .................     500                        9,125
Adelphia Communications Corp.,
  Class A* ...........................     700                       32,025
American Media, Inc., Class A* .......     800                        4,450
Analysts International Corp. .........     600                       11,550
Banta Corp. ..........................   1,300                       35,587
Big Flower Holdings, Inc.* ...........     500                       11,031
Bowne & Co., Inc. ....................   1,700                       30,387
Catalina Marketing Corp.* ............     700                       47,862
CD Radio, Inc.* ......................     600                       20,550
Century Communications Corp.,
  Class A* ...........................   1,000                       31,719
Consolidated Graphics, Inc.* .........     400                       27,025
Cox Radio Inc., Class A* .............     300                       12,675
EchoStar Communications Corp.,
  Class A* ...........................     400                       19,350
Emmis Communications Corp.,
  Class A* ...........................     300                       13,013
Gaylord Entertainment Co. ............     900                       27,112
HA-LO Industries, Inc.* ..............     800                       30,100
Hollinger International, Inc. ........     800                       11,150
Houghton Mifflin Co. .................     900                       42,525
John Wiley & Sons, Inc., Class A           800                       38,650
Jones Intercable, Inc., Class A* .....     700                       24,937
Journal Register Co.* ................     400                        6,000
Lee Enterprises, Inc. ................   1,500                       47,250
Mail-Well, Inc.* .....................   1,300                       14,869
McClatchy Co., Class A ...............     800                       28,300
Media General, Inc., Class A .........     800                       42,400
Merrill Corp. ........................     200                        3,863
Metro Networks, Inc.* ................     100                        4,263
On Command Corp.* ....................     500                        4,531
Paxson Communications Corp.* .........     600                        5,513
Petersen Companies, Inc.,
  Class A* ...........................     700                       23,713
Playboy Enterprises, Inc.,
  Class B* ...........................     400                        8,375
Scholastic Corp.* ....................     600                       32,175
SFX Entertainment, Class A* ..........     800                       43,900
Spelling Entertainment Group,
  Inc.* ..............................     500                        3,750
Standard Register Co. ................     500                       15,469
TCI Satellite Entertainment, Inc.,
  Class A* ...........................   1,600                        2,300
United International Holdings,
  Inc., Class A* .....................   1,300                       25,025
United Television, Inc. ..............     100                       11,500



                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
Westwood One, Inc.* ..................     800                  $    24,400
World Color Press, Inc.* .............   1,100                       33,481
Young Broadcasting Corp.,
  Class A* ...........................     500                       20,938
Zebra Technologies Corp.,
  Class A* ...........................     900                       25,875
                                                                -----------
                                                                    908,713
                                                                -----------
PROFESSIONAL SERVICES (5.4%)
Abacus Direct Corp.* .................     300                       13,650
ABM Industries, Inc. .................     900                       31,162
Administaff, Inc.* ...................     200                        5,000
ADVO, Inc.* ..........................   1,100                       29,012
Alexander & Baldwin, Inc. ............   1,700                       39,525
Alternative Resources Corp.* .........     200                        2,125
Ambassadors International, Inc.*           200                        2,950
American Retirement Corp.* ...........     900                       14,119
AnswerThink Consulting Group,
  Inc.* ..............................     400                       10,750
APAC TeleServices, Inc.* .............     900                        3,403
Applied Graphics Technologies,
  Inc.* ..............................     360                        5,940
Aztec Technology Partners, Inc.*             1                            4
Bacou USA, Inc.* .....................     500                       10,750
Berlitz International, Inc.* .........     200                        5,800
Billing Concepts Corp.* ..............   1,000                       11,000
Borg-Warner Security Corp.* ..........     400                        7,500
Boron, LePore & Associates,
  Inc.* ..............................     400                       13,800
Brightpoint, Inc.* ...................   1,600                       22,000
Brookdale Living Communities,
  Inc.* ..............................     500                        9,750
Caribiner International, Inc.* .......     600                        5,475
CDI Corp.* ...........................     500                       10,094
Century Business Services, Inc.* .....   1,700                       24,437
Cerner Corp.* ........................     800                       21,400
Circle International Group, Inc. .....     600                       12,300
Coach USA, Inc.* .....................     800                       27,750
Coinmach Laundry Corp.* ..............     400                        5,200
Computer Learning Centers,
  Inc.* ..............................     500                        3,344
Computer Management Sciences,
  Inc.* ..............................     300                        5,213
Concentra Managed Care, Inc.* ........   1,300                       13,894
Concord Communications, Inc.* ........     500                       28,375
CORT Business Service Corp.* .........     700                       16,975
Cotelligent, Inc.* ...................     500                       10,656
Coventry Health Care, Inc.* ..........   2,700                       23,794
Crawford & Co., Class B ..............   1,300                       20,069
Data Processing Resources
  Corp.* .............................     200                        5,850
Deltek Systems, Inc.* ................     300                        5,063
DeVry, Inc.* .........................   2,200                       67,375
Dollar Thrifty Automotive
  Group, Inc.* .......................   1,000                       12,875
E.W. Blanch Holdings, Inc. ...........     600                       28,462
Education Management Corp.* ..........     600                       14,175
EduTrek International, Inc.,
  Class A* ...........................     500                        2,875
Electronics for Imaging, Inc.* .......   1,800                       72,337
F.Y.I., Inc.* ........................     600                       19,200

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
Fisher Scientific International,
  Inc.* ..............................   1,500                  $    29,906
Franklin Covey Co.* ..................     800                       13,400
General Binding Corp. ................     300                       11,175
Getty Images, Inc.* ..................     700                       12,031
Group Maintenance America
  Corp.* .............................     700                        8,488
HealthPlan Services Corp. ............     900                       10,350
Icon CMT Corp.* ......................     400                        6,400
InaCom Corp.* ........................     300                        4,463
Indus International, Inc.* ...........     800                        5,600
Informix Corp. .......................   5,300                       52,337
Interim Services, Inc.* ..............   1,400                       32,725
ITT Educational Services, Inc.* ......     500                       17,000
Kendle International, Inc.* ..........     400                        9,350
Kroll-O'Gara Co.* ....................     500                       19,719
LabOne, Inc. .........................     400                        5,200
Labor Ready, Inc.* ...................     900                       17,719
Landauer, Inc. .......................     200                        6,475
Lason, Inc.* .........................     600                       34,912
Learning Tree International,
  Inc.* ..............................     200                        1,813
MemberWorks, Inc.* ...................     300                        8,850
Metamor Worldwide, Inc.* .............   1,300                       32,500
Metzler Group, Inc.* .................     450                       21,909
National Data Corp. ..................   1,300                       63,294
Navigant International, Inc.* ........       1                            8
NCO Group, Inc.* .....................     400                       18,000
NFO Worldwide, Inc.* .................     600                        6,900
Norrell Corp. ........................     500                        7,375
Olsten Corp. .........................   2,500                       18,437
On Assignment, Inc.* .................     400                       13,800
Pegasystems, Inc.* ...................     300                        1,247
Personnel Group of America,
  Inc.* ..............................   1,200                       21,000
Pharmaceutical Product
  Development, Inc.* .................     800                       24,050
Pinkertons, Inc.* ....................     200                        4,263
Pre-Paid Legal Services, Inc.* .......     700                       23,100
Preview Travel, Inc.* ................     400                        7,375
ProBusiness Services, Inc.* ..........     350                       15,925
Profit Recovery Group
  International, Inc.* ...............     300                       11,231
Renaissance Worldwide, Inc.* .........     400                        2,450
Rent-Way, Inc.* ......................     500                       12,156
Romac International, Inc.* ...........   1,040                       23,140
Seitel, Inc.* ........................   1,200                       14,925
SITEL Corp.* .........................   1,400                        3,413
Staff Leasing, Inc.* .................     800                        9,300
StaffMark, Inc.* .....................     800                       17,900
Strayer Education, Inc. ..............     300                       10,575
Superior Consultant Holdings
  Corp.* .............................     200                        8,700
Sybase, Inc.* ........................   3,000                       22,219
Sylvan Learning Systems, Inc.* .......   1,600                       48,800
TeleTech Holdings, Inc.* .............   1,200                       12,300
TMP Worldwide, Inc.* .................     400                       16,800
URS Corp.* ...........................     500                       11,688
USWeb Corp.* .........................   2,100                       55,387
Valassis Communications, Inc.* .......   1,400                       72,275
Veritas DGC, Inc.* ...................     800                       10,400
Vincam Group, Inc.* ..................     500                        8,781



                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
Volt Information Sciences, Inc.* .....     200                  $     4,513
Wackenhut Corp., Class A .............     400                       10,175
Wackenhut Corrections Corp.* .........     600                       17,175
Wallace Computer Services, Inc. ......   1,500                       39,562
Westaff, Inc.* .......................     400                        2,500
Whittman-Hart, Inc.* .................     900                       24,862
                                                                -----------
                                                                  1,753,751
                                                                -----------
TRUCKING, SHIPPING (1.7%)
Air Express International Corp. ......   1,200                       26,100
AirNet Systems, Inc.* ................     600                        8,625
AMERCO* ..............................     300                        8,381
American Freightways Corp.* ..........     900                       10,378
Arnold Industries, Inc. ..............     800                       12,900
Avondale Industries, Inc.* ...........     400                       11,600
C.H. Robinson Worldwide, Inc. ........   1,700                       44,094
Consolidated Freightways Corp.*          1,000                       15,875
Covenant Transport, Inc.,
  Class A* ...........................     300                        5,363
Dispatch Management Services
  Corp.* .............................     400                        1,625
Eagle USA Airfreight, Inc.* ..........     100                        2,450
Expeditors International of
  Washington, Inc. ...................   1,000                       42,000
Fritz Cos., Inc.* ....................     400                        4,325
Greyhound Lines, Inc.* ...............   1,500                        8,906
GulfMark Offshore, Inc.* .............     500                        7,875
Halter Marine Group, Inc.* ...........     800                        3,900
Heartland Express, Inc.* .............   1,100                       19,250
Hvide Marine, Inc., Class A* .........   1,100                        5,500
Iron Mountain, Inc.* .................     850                       30,653
J.B. Hunt Transport Services, Inc.         800                       18,400
Kirby Corp.* .........................     775                       15,452
Knight Transportation, Inc.* .........     550                       14,678
Landstar Systems, Inc.* ..............     400                       16,300
M.S. Carriers, Inc.* .................     400                       13,175
OMI Corp.* ...........................     400                        1,300
Overseas Shipholding Group, Inc.         1,000                       16,063
Pittston BAX Group ...................     400                        4,450
Roadway Express, Inc. ................     600                        8,663
Swift Transportation Co., Inc.* ......   1,100                       30,834
United Rentals (North America),
  Inc.* ..............................     888                       29,415
USFreightways Corp. ..................     800                       23,300
Werner Enterprises, Inc. .............   1,000                       17,687
Wisconsin Central Transport
  Corp.* .............................   2,000                       34,375
XTRA Corp. ...........................     800                       33,100
Yellow Corp.* ........................     900                       17,212
                                                                -----------
                                                                    564,204
                                                                -----------
  TOTAL BUSINESS SERVICES ............                            3,727,550
                                                                -----------
CAPITAL GOODS (10.5%)
AEROSPACE (0.5%)
AAR Corp. ............................   1,050                       25,069
BE Aerospace, Inc.* ..................   1,200                       25,200
Curtiss-Wright Corp. .................     200                        7,625
Cymer, Inc.* .........................     900                       13,162
Ducommun, Inc.* ......................     150                        2,072
GenCorp, Inc. ........................   1,000                       24,937
Hexcel Corp.* ........................     700                        5,863
Kaman Corp., Class A .................     900                       14,456

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
Kellstrom Industries, Inc.* .........     400                  $    11,500
Moog, Inc., Class A* ................     200                        7,825
REMEC, Inc.* ........................     500                        9,000
Scott Technologies, Inc.,
  Class A* ..........................     400                        6,613
                                                               -----------
                                                                   153,322
                                                               -----------
BUILDING & CONSTRUCTION (2.0%)
A.O. Smith Corp., Class B ...........     750                       18,422
American Homestar Corp.* ............     200                        3,000
Ameron International Corp. ..........     400                       14,800
Building One Services Corp.* ........   1,700                       35,487
Butler Manufacturing Co. ............     300                        6,713
Champion Enterprises, Inc.* .........   1,500                       41,062
Coachman Industries, Inc. ...........     800                       21,000
Crossmann Communities, Inc.* ........     300                        8,288
Dal-Tile International, Inc.* .......   1,200                       12,450
Del Webb Corp. ......................     800                       22,050
Dycom Industries, Inc.* .............     400                       22,850
Elcor Corp. .........................     600                       19,388
Fairfield Communities, Inc.* ........   1,300                       14,381
Foster Wheeler Corp. ................   1,100                       14,506
Granite Construction, Inc. ..........     600                       20,137
Integrated Electrical Services,
  Inc.* .............................     500                       11,125
Jacobs Engineering Group, Inc.*           900                       36,675
Kaufman & Broad Home Corp. ..........   1,600                       46,000
M.D.C. Holdings, Inc. ...............     600                       12,825
Morrison Knudsen Corp.* .............   1,200                       11,700
National R.V. Holdings, Inc.* .......     300                        7,725
NCI Building Systems, Inc.* .........     700                       19,687
Newport News Shipbuilding, Inc.         1,000                       33,437
Nortek, Inc.* .......................     500                       13,813
Palm Harbor Homes, Inc.* ............     700                       17,631
Pulte Corp. .........................   1,000                       27,812
Republic Group, Inc. ................     300                        6,019
Service Experts, Inc.* ..............     600                       17,550
Simpson Manufacturing Co.,
  Inc.* .............................     200                        7,488
Standard Pacific Corp. ..............     800                       11,300
Thomas Industries, Inc. .............     600                       11,775
Thor Industries, Inc. ...............     400                       10,200
TJ International, Inc. ..............     400                       10,275
Toll Brothers, Inc.* ................     800                       18,050
U.S. Home Corp.* ....................     400                       13,300
Walter Industries, Inc.* ............   1,900                       29,094
Watts Industries, Inc., Class A .....     700                       11,638
Wilmar Industries, Inc.* ............     300                        6,094
Winnebago Industries, Inc. ..........     400                        6,050
                                                               -----------
                                                                   671,797
                                                               -----------
BUILDING MATERIALS & FOREST
  PRODUCTS (1.3%)
Advanced Lighting Technologies,
  Inc.* .............................     400                        3,900
Apogee Enterprises, Inc. ............   1,500                       16,875
CalMat Co. ..........................     700                       21,612
Centex Construction Products,
  Inc. ..............................     500                       20,312
Deltic Timber Corp. .................     200                        4,075
Fedders Corp. .......................   1,000                        5,813
Florida Rock Industries, Inc. .......     700                       21,700



                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
Griffon Corp.* ......................   1,300                  $    13,812
Holophane Corp.* ....................     500                       12,844
HomeBase, Inc.* .....................   1,200                        7,650
Hughes Supply, Inc. .................   1,000                       29,250
Juno Lighting, Inc. .................     600                       14,025
Kaydon Corp. ........................   1,100                       44,069
Lone Star Industries, Inc. ..........     800                       29,450
Maxim Group, Inc.* ..................     500                       12,000
Modine Manufacturing Co. ............     900                       32,625
Park Electrochemical Corp. ..........     200                        5,725
Regal-Beloit Corp. ..................     600                       13,800
Sturm Ruger & Co., Inc. .............     600                        7,163
Texas Industries, Inc. ..............   1,000                       26,937
The Scotts Co.* .....................     800                       30,750
Toro Co. ............................     800                       22,800
Universal Forest Products, Inc. .....     800                       16,050
                                                               -----------
                                                                   413,237
                                                               -----------
ELECTRICAL EQUIPMENT (4.8%)
ADTRAN, Inc.* .......................     700                       12,819
Advanced Energy Industries,
  Inc.* .............................     400                       10,000
AMETEK, Inc. ........................   1,200                       26,775
Applied Power, Inc. Class A .........   1,340                       50,585
Arctic Cat, Inc. ....................     500                        5,094
Artisan Components, Inc.* ...........     600                        3,188
Barnes Group, Inc. ..................     600                       17,475
Benchmark Electronics, Inc.* ........     200                        7,325
Comfort Systems USA, Inc.* ..........   1,800                       32,175
CommScope, Inc.* ....................   1,700                       28,581
Credence Systems Corp.* .............   1,000                       18,500
Cypress Semiconductor Corp.* ........   2,600                       21,612
Dallas Semiconductor Corp. ..........   1,100                       44,825
Electro Rent Corp.* .................     500                        8,063
Electroglas, Inc.* ..................     500                        5,875
Encore Wire Corp.* ..................     300                        2,775
Esterline Technologies Corp.* .......     700                       15,225
Flowserve Corp. .....................   1,700                       28,156
Franklin Electric Co., Inc. .........     200                       13,500
General Semiconductor, Inc.* ........   1,200                        9,825
Genlyte Group, Inc.* ................     200                        3,750
Harman International Industries,
  Inc. ..............................     700                       26,687
Hussmann International, Inc. ........   2,000                       38,750
IGEN International, Inc.* ...........     300                        9,188
Integrated Process Equipment
  Corp.* ............................     300                        3,225
Kuhlman Corp. .......................     500                       18,937
Kulicke & Soffa Industries* .........     900                       15,975
Lam Research Corp.* .................   1,700                       30,281
Lattice Semiconductor Corp.* ........     900                       41,316
Level One Communications,
  Inc.* .............................   1,250                       44,375
Marshall Industries* ................     600                       14,700
Mentor Graphics Corp. ...............   2,000                       17,000
Methode Electronics, Inc.,
  Class A ...........................   1,100                       17,187
Mettler-Toledo International,
  Inc.* .............................   1,700                       47,706
Micrel, Inc.* .......................     600                       33,000
Microchip Technology, Inc.* .........   1,900                       70,300
MMC Networks, Inc.* .................     900                       11,925

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
Nevada Power Co. .....................   2,400                  $    62,400
Novellus Systems, Inc.* ..............   1,400                       69,300
Oak Technology, Inc.* ................     700                        2,450
OEC Medical Systems, Inc.* ...........     200                        6,288
PairGain Technologies, Inc.* .........   2,400                       18,450
Photronics, Inc.* ....................     800                       19,175
Pioneer-Standard Electronics .........   1,200                       11,250
Plexus Corp.* ........................     500                       16,937
PMC-Sierra, Inc.* ....................   1,100                       69,437
Powerwave Technologies, Inc.* ........     100                        1,863
Public Service Co. of New
  Mexico, Inc. .......................   1,800                       36,787
Puerto Rican Cement Co., Inc. ........     100                        3,494
Qlogic Corp.* ........................     300                       39,262
Rambus, Inc.* ........................     500                       48,125
Rayovac Corp.* .......................   1,300                       34,694
Recoton Corp.* .......................     600                       10,763
ROHN Industries, Inc.* ...............   2,300                        7,906
RPC, Inc. ............................     400                        2,950
Sawtek, Inc.* ........................     600                       10,500
Scotsman Industries, Inc. ............     200                        4,113
SDL, Inc.* ...........................     600                       23,775
Semtech Corp.* .......................     500                       17,937
Sensormatics Electronics Corp.* ......   1,800                       12,488
Silicon Valley Group, Inc.* ..........     900                       11,475
Siliconix, Inc.* .....................     500                       10,375
SIPEX Corp.* .........................     700                       24,587
Sunrise Medical, Inc.* ...............     400                        4,975
Tecumseh Products Co., Class A             600                       27,975
ThermoLase Corp.* ....................     600                        2,738
ThermoQuest Corp.* ...................     400                        5,175
TNP Enterprises, Inc. ................     200                        7,588
Ultratech Stepper, Inc.* .............     500                        8,000
Unitrode Corp.* ......................   1,100                       19,250
Veeco Instruments, Inc.* .............     400                       21,250
Vicor Corp.* .........................     600                        5,400
Vishay Intertechnology, Inc.* ........   2,400                       34,800
VLSI Technology, Inc.* ...............   1,700                       18,594
Watsco, Inc. .........................     800                       13,400
X-Rite, Inc. .........................     300                        2,325
                                                                -----------
                                                                  1,554,926
                                                                -----------
MACHINERY (1.9%)
Albany International Corp.,
  Class A ............................     820                       15,530
Allied Products Corp. ................     500                        3,156
Anchor Gaming* .......................     200                       11,275
Applied Industrial Technologies,
  Inc. ...............................     600                        8,325
Astec Industries, Inc.* ..............     300                       16,687
Baldor Electric Co. ..................   1,600                       32,400
Briggs & Stratton Corp. ..............     900                       44,887
Chart Industries, Inc. ...............     850                        6,481
Cognex Corp.* ........................   1,400                       28,000
Columbus McKinnon Corp. ..............     600                       10,800
Commercial Intertech Corp. ...........     300                        3,881
DT Industries, Inc. ..................     200                        3,150
Gardner Denver, Inc.* ................     500                        7,375
Gleason Corp. ........................     500                        9,063
Global Industrial Technologies,
  Inc.* ..............................     800                        8,550
Graco, Inc. ..........................     550                       16,225



                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
IDEX Corp. ...........................   1,100                  $    26,950
Imation Corp.* .......................   1,500                       26,250
JLG Industries, Inc. .................   1,700                       26,562
L.S. Starrett Co., Class A ...........     300                       10,294
Lincoln Electric Holdings ............   2,000                       44,500
Lindsay Manufacturing Co. ............     350                        5,184
MagneTek, Inc.* ......................     700                        8,094
Manitowoc Co., Inc. ..................     600                       26,625
MascoTech, Inc. ......................   1,400                       23,975
Milacron, Inc. .......................   1,100                       21,175
NACCO Industries, Inc. Class A             300                       27,600
Nordson Corp. ........................     400                       20,550
OmniQuip International, Inc. .........     200                        3,000
Presstek, Inc.* ......................     900                        6,131
PRI Automation, Inc.* ................     500                       13,000
Robbins & Myers, Inc. ................     300                        6,638
Sequa Corp., Class A* ................     200                       11,975
Specialty Equipment Co.'s, Inc.* .....     900                       24,356
Stewart & Stevenson Services,
  Inc. ...............................   1,100                       10,725
Tennant Co. ..........................     400                       16,050
Terex Corp.* .........................     700                       19,994
Thermo Fibertek, Inc.* ...............   1,300                        9,263
UNOVA, Inc.* .........................   1,400                       25,375
Zoltec Co's., Inc.* ..................     100                          919
                                                                -----------
                                                                    640,970
                                                                -----------
  TOTAL CAPITAL GOODS ................                            3,434,252
                                                                -----------
CONSUMER CYCLICALS (11.3%)
AIRLINES (0.7%)
AirTran Holdings, Inc.* ..............   1,300                        3,413
Alaska Air Group, Inc.* ..............   1,200                       53,100
America West Holdings Corp.,
  Class B* ...........................   1,200                       20,400
ASA Holdings, Inc. ...................   1,000                       30,500
Atlantic Coast Airlines
  Holdings* ..........................     600                       15,000
Atlas Air, Inc.* .....................     400                       19,575
Aviall, Inc.* ........................     900                       10,575
Aviation Sales Co.* ..................     200                        8,125
Mesaba Holdings, Inc.* ...............     700                       14,437
Midwest Express Holdings, Inc.*            550                       14,472
SkyWest, Inc. ........................     700                       22,881
Trans World Airlines, Inc.* ..........   2,400                       11,550
                                                                -----------
                                                                    224,028
                                                                -----------
APPAREL & TEXTILES (1.8%)
Blair Corp. ..........................     300                        6,656
Buckle, Inc.* ........................     300                        7,200
Burlington Coat Factory
  Warehouse Corp. ....................     800                       13,050
Burlington Industries, Inc.* .........   2,700                       29,700
Cato Corp., Class A ..................     600                        5,906
Charming Shoppes, Inc.* ..............   4,700                       20,269
Collins & Aikman Corp.* ..............   2,300                       11,787
Donna Karan International, Inc.*         1,500                       11,437
Dress Barn, Inc.* ....................     500                        7,594
Enesco Group, Inc. ...................     500                       11,625
Finish Line, Inc., Class A* ..........   1,000                        8,000
Footstar, Inc.* ......................   1,200                       30,000
G&K Services, Inc., Class A ..........     900                       47,925
Gadzooks, Inc.* ......................     200                        1,550

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
Genesco, Inc.* .........................................................   1,200                  $     6,825
Goody's Family Clothing, Inc.* .........................................     600                        6,019
Guess ?, Inc.* .........................................................     900                        4,331
Guilford Mills, Inc. ...................................................     800                       13,350
Gymboree Corp.* ........................................................     700                        4,463
Hancock Fabrics, Inc. ..................................................     800                        6,700
Hartmarx Corp.* ........................................................     500                        2,813
Interface, Inc. ........................................................   2,100                       19,491
International Speedway Corp.,
  Class A* .............................................................     600                       24,300
Just For Feet, Inc.* ...................................................   1,100                       19,112
Kellwood Co. ...........................................................   1,000                       25,000
Men's Wearhouse, Inc.* .................................................     900                       28,575
Michaels Stores, Inc.* .................................................     700                       12,666
Nautica Enterprises, Inc.* .............................................   1,200                       18,000
OshKosh B'Gosh, Inc. ...................................................     500                       10,094
Oxford Industries, Inc. ................................................     100                        2,825
Pacific Sunwear of California,
  Inc.* ................................................................     600                        9,825
Phillips-Van Heusen Corp. ..............................................   1,500                       10,781
Polymer Group, Inc.* ...................................................     500                        4,969
Quicksilver, Inc.* .....................................................     600                       18,000
Russell Corp. ..........................................................   1,600                       32,500
St. John Knits, Inc. ...................................................     700                       18,200
Stage Stores, Inc.* ....................................................   1,300                       12,187
Stein Mart, Inc.* ......................................................   1,000                        6,969
Stride Rite Corp. ......................................................   1,800                       15,750
Syms Corp.* ............................................................     900                        8,100
Timberland Co., Class A* ...............................................     100                        4,556
Tom Brown, Inc.* .......................................................   1,100                       19,319
Wet Seal, Inc., Class A* ...............................................     300                        9,056
                                                                                                  -----------
                                                                                                      587,475
                                                                                                  -----------
AUTO RELATED (2.1%)
Action Performance Cos., Inc.* .........................................     700                       24,762
Aftermarket Technology Corp.* ..........................................     500                        3,938
Arvin Industries, Inc. .................................................     800                       33,350
Avis Rent A Car, Inc.* .................................................   1,000                       24,187
Bandag, Inc. ...........................................................     500                       19,969
Borg-Warner Automotive, Inc. ...........................................     800                       44,650
BREED Technologies, Inc.* ..............................................     900                        7,369
CSK Auto Corp.* ........................................................     700                       18,681
Detroit Diesel Corp.* ..................................................     200                        4,138
Discount Auto Parts, Inc.* .............................................     300                        6,581
Excel Industries, Inc. .................................................     200                        3,500
Exide Corp. ............................................................     900                       14,625
Hayes Lemmerz International,
  Inc.* ................................................................     800                       24,150
Keystone Automotive Industries,
  Inc.* ................................................................     900                       18,844
Leasing Solutions, Inc.* ...............................................     700                        2,844
Littelfuse, Inc.* ......................................................     500                        9,625
LoJack Corp.* ..........................................................     300                        3,563
McGrath Rentcorp .......................................................     400                        8,800
Midas, Inc. ............................................................     700                       21,787
Miller Industries, Inc.* ...............................................     700                        3,150
Monaco Coach Corp.* ....................................................     600                       15,900
O'Reilly Automotive, Inc.* .............................................     700                       33,075
OEA, Inc. ..............................................................     800                        9,450
Penske Motorsports, Inc.* ..............................................     100                        2,663
Polaris Industries, Inc. ...............................................     800                       31,350
Precision Castparts Corp. ..............................................     900                       39,825



                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
Rental Service Corp.* ..................................................     600                  $     9,413
Renters Choice, Inc.* ..................................................     600                       19,050
Rollins Truck Leasing Corp. ............................................   1,750                       25,812
Sauer, Inc. ............................................................     800                        6,050
SPX Corp.* .............................................................   1,000                       67,000
Standard Motor Products, Inc. ..........................................     200                        4,850
Standard Products Co. ..................................................     600                       12,225
Superior Industries, International                                         1,000                       27,812
Titan International, Inc. ..............................................     600                        5,700
Tower Automotive* ......................................................   1,500                       37,406
Tyler Corp.* ...........................................................     700                        4,288
United Auto Group, Inc.* ...............................................     300                        2,756
Westinghouse Air Brake Co. .............................................     400                        9,775
Wynn's International, Inc. .............................................     700                       15,487
                                                                                                  -----------
                                                                                                      678,400
                                                                                                  -----------
AUTOS & TRUCKS (0.0%)
Wabash National Corp. ..................................................     600                       12,188
                                                                                                  -----------
FOOD SERVICES, LODGING (1.5%)
Applebee's International, Inc. .........................................     900                       18,562
Avado Brands, Inc. .....................................................   1,600                       13,300
Bob Evans Farms, Inc. ..................................................   1,700                       44,306
Buffets, Inc.* .........................................................   2,100                       25,069
CEC Entertainment, Inc.* ...............................................     600                       16,650
Cheesecake Factory, Inc.* ..............................................     850                       25,208
Consolidated Products, Inc.* ...........................................     750                       15,469
Extended Stay America, Inc.* ...........................................   2,100                       22,050
Foodmaker, Inc.* .......................................................   1,500                       33,094
Host Marriott Services Corp.* ..........................................   1,100                       11,413
IHOP Corp.* ............................................................     300                       11,981
Landry's Seafood Restaurants,
  Inc.* ................................................................   1,100                        8,250
Lone Star Steakhouse & Saloon,
  Inc.* ................................................................   1,500                       13,781
Marcus Corp. ...........................................................     900                       14,625
NPC International, Inc.* ...............................................     500                        6,031
Papa John's International, Inc.* .......................................     700                       30,887
PJ America, Inc.* ......................................................     500                        9,063
Planet Hollywood International,
  Inc., Class A* .......................................................     900                        2,081
Primadonna Resorts* ....................................................     400                        3,525
Prime Hospitality Corp.* ...............................................   2,400                       25,350
Red Roof Inns, Inc.* ...................................................   1,000                       16,875
Ruby Tuesday, Inc. .....................................................   1,400                       29,750
Ryan's Family Steak Houses,
  Inc.* ................................................................   1,300                       16,088
Sbarro Inc.* ...........................................................     500                       13,094
Sonic Corp.* ...........................................................     700                       17,412
Suburban Lodges of America,
  Inc.* ................................................................     300                        2,456
Sunterra Corp.* ........................................................   1,300                       19,500
Vail Resorts, Inc.* ....................................................   1,200                       26,400
                                                                                                  -----------
                                                                                                      492,270
                                                                                                  -----------
HOUSEHOLD FURNITURE, APPLIANCES (1.1%)
Aaron Rents, Inc. ......................................................     500                        7,563
Bassett Furniture Industries, Inc.  ....................................     600                       14,475
Central Garden & Pet Co.* ..............................................   1,000                       14,375
Cost Plus, Inc./California* ............................................     200                        6,275
Department 56, Inc.* ...................................................     900                       33,806
Garden Ridge Corp.* ....................................................     300                        2,719

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
Haverty Furniture Cos., Inc. .........     500                  $    10,500
Heilig-Meyers Co. ....................   3,000                       20,062
Kimball International Inc.,
  Class B ............................   1,300                       24,700
La-Z-Boy, Inc. .......................   2,200                       39,187
Lands' End, Inc.* ....................     400                       10,775
Libbey, Inc. .........................     800                       23,150
Linens'n Things, Inc.* ...............   1,300                       51,512
Meadowcraft, Inc.* ...................     400                        4,475
Mikasa, Inc. .........................     300                        3,825
O'Sullivan Industries Holdings,
  Inc.* ..............................     400                        4,200
Pillowtex Corp. ......................     400                       10,700
SLI, Inc.* ...........................     650                       18,038
Sotheby's Holdings, Inc., Class A        1,700                       54,400
Spiegel, Inc., Class A* ..............     500                        2,875
Spring Industries, Inc., Class A .....     400                       16,575
Windmere-Durable Holdings,
  Inc.* ..............................     600                        4,650
                                                                -----------
                                                                    378,837
                                                                -----------
LEISURE RELATED (1.3%)
@Entertaiment, Inc.* .................     900                        6,075
Alternative Living Services, Inc.*         700                       23,975
AMC Entertainment, Inc.* .............     500                       10,531
American Skiing Corp.* ...............     800                        6,150
Authentic Fitness Corp. ..............     300                        5,475
Aztar Corp.* .........................     800                        4,050
Bally Total Fitness Holding
  Corp.* .............................   1,000                       24,875
Boyd Gaming Corp.* ...................   2,200                        7,288
Carmike Cinemas, Inc., Class A*            500                       10,156
Coleman Co., Inc.* ...................     500                        4,563
Family Golf Centers, Inc.* ...........     900                       17,775
Florida Panthers Holdings, Inc.* .....     900                        8,381
GC Cos., Inc.* .......................     400                       16,650
Grand Casinos, Inc.* .................   2,100                       16,931
GTECH Holdings Corp.* ................   1,400                       35,875
Harveys Casino Resorts ...............     300                        8,306
Hollywood Park, Inc.* ................     400                        3,325
Marvel Enterprises, Inc.* ............     900                        5,569
Midway Games, Inc.* ..................   1,159                       12,749
North Face, Inc.* ....................     400                        5,200
ParkerVision, Inc.* ..................     200                        4,700
Pegasus Systems, Inc.* ...............     400                       14,400
Premier Parks, Inc.* .................   2,200                       66,550
Regis Corp. ..........................     700                       28,000
Rio Hotel & Casino, Inc.* ............     500                        7,937
Scientific Games Holdings Corp.*           600                       11,325
Silverleaf Resorts, Inc.* ............     400                        3,725
Speedway Motorsports, Inc.* ..........     300                        8,550
Station Casinos, Inc.* ...............     500                        4,094
Steinway Musical Instruments,
  Inc.* ..............................     700                       18,200
Travel Services International,
  Inc.* ..............................     300                        9,150
Trendwest Resorts, Inc.* .............     400                        5,000
West Marine, Inc.* ...................     300                        2,963
                                                                -----------
                                                                    418,493
                                                                -----------
PHOTO & OPTICAL (0.3%)
BMC Industries, Inc./Minn. ...........     500                        3,125



                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
Cole National Corp.* .................     500                  $     8,563
CPI Corp. ............................     200                        5,300
Metromedia International Group,
  Inc.* ..............................   2,700                       14,681
Oakley, Inc.* ........................   1,500                       14,156
Ocular Sciences, Inc.* ...............     300                        8,025
Panavision, Inc.* ....................      24                          297
Sola International, Inc.* ............     900                       15,525
Sunglass Hut International, Inc.*        2,300                       16,100
Wesley Jessen Visioncare, Inc.* ......     300                        8,325
                                                                -----------
                                                                     94,097
                                                                -----------
RETAIL--GENERAL (2.5%)
99 Cents Only Stores* ................     275                       13,509
American Eagle Outfitters, Inc.*           500                       33,312
Ames Department Stores, Inc.* ........     800                       21,600
AnnTaylor Stores Corp.* ..............     700                       27,606
Barnett, Inc.* .......................     400                        5,500
Brylane, Inc.* .......................     100                        2,325
Casey's General Stores, Inc. .........   1,800                       23,456
CDnow, Inc.* .........................     300                        5,400
CellStar Corp.* ......................   1,500                       10,219
Children's Place Retail Stores,
  Inc.* ..............................     600                       15,075
Claire's Stores, Inc. ................   1,900                       38,950
Corporate Express, Inc.* .............   3,600                       18,675
dELiA*s, Inc.* .......................     300                        3,750
Eagle Hardware & Garden, Inc.*             800                       26,000
Elder-Beerman Stores Corp.* ..........     400                        4,625
Fingerhut Cos., Inc. .................   1,500                       23,156
Fossil, Inc.* ........................     200                        5,750
Fred's, Inc. .........................     400                        6,000
Friedman's, Inc., Class A* ...........     800                        8,200
Genesis Direct, Inc.* ................   1,100                        8,594
Guitar Center, Inc.* .................     600                       14,775
Handleman Co.* .......................     900                       12,656
Hanover Direct, Inc.* ................   3,000                       10,313
Hollywood Entertainment Corp.*           1,000                       27,250
JLK Direct Distribution, Inc.,
  Class A* ...........................     300                        3,056
Jo-Ann Stores, Inc., Class A* ........     700                       11,288
K&G Men's Center, Inc.* ..............     100                          888
Kenneth Cole Productions,
  Class A* ...........................     300                        5,625
Longs Drug Stores, Inc. ..............   1,200                       45,000
Media Arts Groups, Inc.* .............     400                        5,625
Micro Warehouse, Inc.* ...............   1,200                       40,575
Mills Corp. ..........................     700                       13,913
Movado Group, Inc. ...................     600                       15,975
Musicland Stores Corp.* ..............   1,600                       23,900
N2K, Inc.* ...........................     400                        5,225
Nine West Group, Inc.* ...............     600                        9,338
Oneida Ltd. ..........................     800                       11,850
ONSALE, Inc.* ........................     100                        4,006
Party City Corp.* ....................     300                        4,331
PETSMART, Inc.* ......................   3,900                       42,900
Samsonite Corp.* .....................     746                        4,150
ShopKo Stores, Inc.* .................     700                       23,275
Southland Corp.* .....................   3,900                        7,434
Sports Authority, Inc.* ..............   1,000                        5,250
Talbots, Inc. ........................     500                       15,688

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
Trans World Entertainment
  Corp.* .............................     550                  $    10,484
United Stationers, Inc.* .............   1,300                       33,800
Value City Department Stores,
  Inc.* ..............................     300                        4,181
WD-40 Co. ............................     600                       17,175
Wolverine World Wide, Inc. ...........   1,500                       19,875
Zale Corp.* ..........................   1,600                       51,600
                                                                -----------
                                                                    803,103
                                                                -----------
  TOTAL CONSUMER CYCLICALS ...........                            3,688,891
                                                                -----------
CONSUMER NON-CYCLICALS (12.8%)
BEVERAGES (0.5%)
Adolph Coors Co., Class B ............   1,200                       67,725
Aquarion Co. .........................     600                       24,600
Beringer Wine Estates Holdings,
  Inc., Class B* .....................     600                       26,813
Boston Beer Co., Inc., Class A* ......   1,200                       10,200
Canandaigua Brands, Inc.,
  Class A* ...........................     600                       34,687
Robert Mondavi Corp., Class A*             200                        8,175
                                                                -----------
                                                                    172,200
                                                                -----------
CONTAINERS (0.6%)
Ball Corp. ...........................     900                       41,175
CUNO, Inc.* ..........................     800                       13,000
EarthShell, Corp.* ...................     600                        7,163
First Brands Corp. ...................   1,300                       51,269
Gaylord Container Corp.,
  Class A* ...........................   1,800                       11,025
Greif Brothers Corp., Class A ........     600                       17,512
Interpool, Inc. ......................     600                       10,050
Shorewood Packaging Corp.* ...........     650                       13,325
Silgan Holdings, Inc.* ...............     600                       16,678
Zila, Inc.* ..........................     800                        7,900
                                                                -----------
                                                                    189,097
                                                                -----------
DRUGS (3.5%)
Agouron Pharmaceuticals, Inc.* .......   1,200                       70,500
Algos Pharmaceuticals Corp.* .........     500                       13,000
Alkermes, Inc.* ......................     700                       15,531
Alpharma, Inc. .......................     800                       28,250
AmeriSource Health Corp.,
  Class A* ...........................     700                       45,500
Andrx Corp.* .........................     300                       15,375
Aviron* ..............................     600                       15,525
AXYS Pharmaceuticals, Inc.* ..........     500                        2,938
Barr Laboratories, Inc.* .............     500                       24,000
Bio-Rad Laboratories, Inc.,
  Class A* ...........................     500                       10,500
Block Drug Co., Inc., Class A ........     715                       31,013
Carter-Wallace, Inc. .................   1,200                       23,550
Cephalon, Inc.* ......................   1,300                       11,700
ChiRex, Inc.* ........................     500                       10,687
Columbia Laboratories, Inc.* .........   1,100                        3,369
Coulter Pharmaceutical, Inc.* ........     500                       15,000
Duane Reade, Inc.* ...................     600                       23,100
Dura Pharmaceuticals, Inc.* ..........   1,400                       21,262
EntreMed, Inc.* ......................     200                        4,200
Fuisz Technologies Ltd.* .............     800                       10,300
GelTex Pharmaceuticals, Inc.* ........     300                        6,788
Genovese Drug Stores, Inc. ...........     300                        8,550
Gensia Sicor, Inc.* ..................   3,500                       15,859



                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ----------------
Gilead Sciences, Inc.* ...............   1,100                  $    45,169
Guilford Pharmaceuticals, Inc.* ......     400                        5,700
Herbalife International, Class A .....     800                       11,400
ICOS Corp.* ..........................   1,100                       32,725
IDEC Pharmaceuticals Corp.* ..........     600                       28,200
ImClone Systems, Inc.* ...............     800                        7,250
Immune Response Corp.* ...............     900                        9,787
Incyte Pharmaceuticals, Inc.* ........     800                       29,900
Isis Pharmaceuticals, Inc.* ..........     800                       10,350
Jones Medical Industries, Inc. .......   1,000                       36,500
Ligand Pharmaceuticals, Inc.,
  Class B* ...........................   1,400                       16,275
Lipsome Co., Inc.* ...................   1,700                       26,244
Medicis Pharmaceutical Corp.,
  Class A* ...........................     600                       35,775
MedImmune, Inc.* .....................     800                       79,550
Millennium Pharmaceuticals,
  Inc.* ..............................   1,000                       25,875
Miravant Medical Technologies *            500                        6,438
NBTY, Inc.* ..........................   1,300                        9,263
NCS HealthCare, Inc., Class A* .......     500                       11,875
NeXstar Pharmaceuticals, Inc.* .......   1,300                       12,025
Omega Protein Corp.* .................     800                        8,100
PathoGenesis Corp.* ..................     600                       34,800
Perrigo Co.* .........................   2,400                       21,150
PharMerica, Inc.* ....................   3,500                       21,000
Roberts Pharmaceutical Corp.* ........   1,000                       21,750
Sepracor, Inc.* ......................     900                       79,312
SEQUUS Pharmaceuticals, Inc.*            1,300                       26,325
Triangle Pharmaceuticals, Inc.* ......     600                        8,175
Twinlab Corp.* .......................     800                       10,500
US Bioscience, Inc.* .................     400                        2,875
Vertex Pharmaceuticals, Inc.* ........     800                       23,800
ViroPharma, Inc.* ....................     400                        3,725
VIVUS, Inc.* .........................   1,500                        3,891
Zonagen, Inc.* .......................     500                        9,562
                                                                -----------
                                                                  1,141,763
                                                                -----------
FOODS (1.3%)
Agribrands International, Inc.* ......     400                       12,000
American Italian Pasta Co.,
  Class A* ...........................     700                       18,462
Chiquita Brands International,
  Inc. ...............................   1,300                       12,431
Corn Products International, Inc.        1,200                       36,450
Dreyer's Grand Ice Cream, Inc. .......   1,100                       16,638
Earthgrains Co. ......................   1,400                       43,312
Imperial Holly Corp. .................     700                        5,688
International Multifoods Corp. .......     600                       15,488
J.M. Smucker Co., Class A ............   1,300                       32,175
Lance, Inc. ..........................     900                       17,944
Michael Foods, Inc. ..................     500                       15,000
Performance Food Group, Co.* .........     500                       14,063
Pilgrims Pride Corp. .................     300                        5,981
Rainforest Cafe, Inc.* ...............     600                        3,638
Ralcorp Holdings, Inc.* ..............   1,380                       25,185
Richfood Holdings, Inc. ..............   1,500                       31,125
Smithfield Foods, Inc.* ..............   1,100                       37,262
Universal Foods Corp. ................   2,300                       63,106
Vlasic Foods International, Inc.*        1,000                       23,812
Zapata Corp. .........................     500                        6,125
                                                                -----------
                                                                    435,885
                                                                -----------

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
HOSPITAL SUPPLIES & SERVICES (6.1%)
ABR Information Services, Inc.*          1,100                  $    21,587
Acuson Corp.* ........................   1,000                       14,875
ADAC Laboratories* ...................     800                       15,975
Advance Paradigm, Inc.* ..............     400                       14,000
Advanced Tissue Sciences, Inc.* ......   2,000                        5,188
Affymetrix, Inc.* ....................     500                       12,188
ALARIS Medical, Inc.* ................   2,000                       11,750
American HomePatient, Inc.* ..........   1,700                        3,081
American Oncology Resources,
  Inc.* ..............................   1,000                       14,562
AmeriPath, Inc.* .....................   1,500                       13,406
Apria Healthcare Group, Inc.* ........   1,300                       11,619
Arrow International, Inc. ............     500                       15,687
Ballard Medical Products .............   1,100                       26,744
Bindley Western Industries, Inc. .....     800                       39,400
Bio-Technology General Corp.* ........   1,600                       11,100
Biomatrix, Inc.* .....................     300                       17,475
BRC Holdings, Inc.* ..................     700                       13,125
Capital Senior Living Corp.* .........     500                        6,969
CareMatrix Corp.* ....................     400                       12,250
Cell Genesys, Inc.* ..................   1,500                        9,000
Chemed Corp. .........................     400                       13,400
Closure Medical Corp.* ...............     300                        8,944
Coherent, Inc.* ......................   1,000                       12,438
CONMED Corp.* ........................     400                       13,200
Cooper Cos., Inc.* ...................     800                       16,550
COR Therapeutics, Inc.* ..............     600                        7,950
Covance, Inc.* .......................   2,400                       69,900
Curative Health Services, Inc.* ......     600                       20,100
Cytyc Corp.* .........................     500                       12,875
Datascope Corp.* .....................     400                        9,200
Dendrite International, Inc.* ........     700                       17,478
Diagnostic Products Corp. ............     200                        6,225
Envoy Corp.* .........................     700                       40,775
Express Scripts, Inc., Class A* ......   1,300                       87,262
Genesis Health Ventures, Inc.* .......   1,200                       10,500
Haemonetics Corp.* ...................     800                       18,200
Hanger Orthopedic Group, Inc.*             400                        9,000
Henry Schein, Inc.* ..................     800                       35,800
Heska Corp./Mass.* ...................   1,500                        6,656
Hologic, Inc.* .......................     600                        7,275
Hooper Holmes, Inc. ..................     400                       11,600
Human Genome Sciences, Inc.* .........   1,000                       35,562
IDEXX Laboratories, Inc.* ............   1,300                       34,978
IDX Systems Corp.* ...................     400                       17,600
IMPATH, Inc.* ........................     500                       13,250
Inhale Therapeutic Systems, Inc.*          500                       16,500
Ivacare Corp. ........................   1,100                       26,400
IVAX Corp.* ..........................   3,100                       38,556
K-V Pharmaceutical Co.,
  Class B* ...........................     600                       12,413
Life Technologies, Inc. ..............     400                       15,550
Lifecore Biomedical, Inc.* ...........     600                        6,150
LTC Healthcare, Inc.* ................      90                          236
Magellan Health Services, Inc.* ......   1,800                       15,075
Mariner Post-Acute Network,
  Inc.* ..............................   1,900                        8,669
Maxxim Medical, Inc.* ................     400                       11,900
Medaphis Corp.* ......................   3,600                       11,813
Medical Manager, Corp.* ..............     400                       12,550



                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
MedQuist, Inc.* ......................     600                  $    23,700
Mentor Corp.* ........................     800                       18,750
Mid Atlantic Medical Services,
  Inc.* ..............................   1,200                       11,775
MiniMed, Inc.* .......................     300                       31,425
Neurogen Corp.* ......................     500                        8,750
NovaCare Corp.* ......................   2,800                        7,000
Novoste Corp.* .......................     300                        8,513
Organogenesis, Inc.* .................     900                       10,125
Orthodontic Centers of America,
  Inc.* ..............................   1,000                       19,437
Owens & Minor, Inc. ..................   1,000                       15,750
Oxford Health Plans, Inc.* ...........   2,700                       40,162
PAREXEL International Corp.* .........     800                       20,000
Patterson Dental Co.* ................   1,050                       45,675
Pediatrix Medical Group, Inc.* .......     600                       35,962
PhyCor, Inc.* ........................   3,100                       21,119
Phymatrix, Inc.* .....................   1,900                        4,156
Physician Computer Network,
  Inc.* ..............................     700                           35
Physician Reliance Network,
  Inc.* ..............................     700                        9,188
Priority Healthcare Corp.,
  Class B* ...........................     500                       25,937
Protein Design Labs, Inc.* ...........     600                       13,875
Province Healthcare Co.* .............     400                       14,350
PSS World Medical, Inc.* .............   2,800                       64,400
Quest Diagnostics, Inc.* .............     700                       12,469
Regeneron Pharmaceuticals, Inc,*           900                        6,638
Renal Care Group, Inc.* ..............   1,550                       44,659
Res-Care, Inc.* ......................     600                       14,812
ResMed, Inc.* ........................     600                       27,225
Respironics, Inc.* ...................     900                       18,028
Rural/Metro Corp.* ...................     600                        6,563
Sabratek Corp.* ......................     600                        9,825
SangStat Medical Corp.* ..............     800                       17,000
Scios, Inc.* .........................   1,000                       10,375
Serologicals Corp.* ..................   1,050                       31,500
Sierra Health Services, Inc.* ........   1,100                       23,169
Sun Healthcare Group, Inc.* ..........   2,200                       14,438
Sunrise Assisted Living, Inc.* .......     500                       25,937
Synetic, Inc.* .......................     600                       26,400
Techne Corp.* ........................     800                       16,900
Theragenics Corp.* ...................   1,200                       20,175
Thermo BioAnalysis Corp.* ............     600                        7,950
Thermo Cardiosystems, Inc. ...........     500                        5,219
ThermoTrex Corp.* ....................     300                        2,569
Transition Systems, Inc.* ............     500                        7,500
Transkaryotic Therapies, Inc.* .......     800                       20,300
United Payors & United
  Providers, Inc.* ...................     700                       19,950
Vencor, Inc.* ........................   1,600                        7,200
Ventana Medical Systems, Inc.* .......     600                       12,975
Veterinary Centers of America,
  Inc* ...............................     900                       17,944
Vical, Inc.* .........................     300                        4,256
VISX, Inc.* ..........................     400                       34,975
VWR Scientific Products Corp.* .......     600                       10,425
West Co., Inc. .......................     557                       19,878
Xomed Surgical Products, Inc.* .......     600                       19,200
                                                                -----------
                                                                  1,969,049
                                                                -----------

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
RETAIL--FOOD (0.4%)
Advantica Restaurant Group,
  Inc.* ..............................   1,100                  $     6,806
Dave & Busters, Inc.* ................     300                        6,919
Fleming Cos., Inc. ...................   2,100                       21,787
Great Atlantic & Pacific Tea Co.,
  Inc. ...............................     500                       14,812
Hain Food Group, Inc.* ...............     400                       10,000
Ingles Markets, Inc., Class A ........     200                        2,188
Luby's Cafeterias, Inc. ..............     700                       10,806
Petco Animal Supplies, Inc.* .........     800                        8,050
Ruddick Corp. ........................   1,000                       23,000
Smart & Final, Inc. ..................     300                        2,888
United Natural Foods, Inc.* ..........     200                        4,825
Wild Oats Markets, Inc.* .............     400                       12,600
                                                                -----------
                                                                    124,681
                                                                -----------
SOAPS & TOILETRIES (0.2%)
Chattem, Inc.* .......................     400                       19,150
Church & Dwight Co., Inc. ............     600                       21,563
French Fragrances, Inc.* .............     900                        6,525
Nature's Sunshine Products, Inc. .....     500                        7,625
Playtex Products, Inc.* ..............   1,200                       19,275
                                                                -----------
                                                                     74,138
                                                                -----------
TOBACCO (0.2%)
Consolidated Cigar Holdings,
  Inc.* ..............................     100                        1,769
DIMON, Inc. ..........................   1,700                       12,644
General Cigar Holdings, Inc.* ........     700                        6,081
Universal Corp. ......................   1,300                       45,662
                                                                -----------
                                                                     66,156
                                                                -----------
  TOTAL CONSUMER NON-CYCLICALS                                    4,172,969
                                                                -----------
CREDIT SENSITIVE (26.1%)
BANKS (8.0%)
Anchor Bancorp Wisconsin, Inc. .......     800                       19,200
Area Bancshares Corp. ................     500                       13,125
Arthur J. Gallagher & Co. ............     600                       26,475
BancFirst Corp. ......................     200                        7,175
BancFirst Ohio Corp. .................     500                       15,188
BancorpSouth, Inc. ...................   1,100                       19,869
BancWest Corp. .......................     700                       33,600
Bank of Granite Corp. ................     450                       12,431
Banknorth Group, Inc. ................     700                       26,337
Bay View Capital Corp. ...............     300                        6,506
BISYS Group, Inc.* ...................   1,000                       51,625
Brenton Banks, Inc. ..................     440                        7,370
Brookline Bancorp, Inc. ..............     600                        6,900
BSB Bancorp, Inc. ....................     200                        6,575
BT Financial Corp. ...................     200                        5,475
Capital City Bank Group, Inc. ........     150                        4,144
Carolina First Corp. .................   1,000                       25,312
CashAmerica International, Inc. ......   1,100                       16,706
Cathay Bancorp, Inc. .................     200                        8,200
Century South Banks, Inc. ............     500                       13,938
CFSB Bancorp, Inc. ...................     400                        9,750
Chemical Financial Corp. .............     825                       28,050
Chittenden Corp. .....................     800                       25,600
CNB Bancshares, Inc. .................   1,125                       52,453
Columbia Banking Systems, Inc.*            200                        3,700
Commerce Bancorp, Inc. ...............     631                       33,127



                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
Commercial Federal Corp. .............   2,089                  $    48,439
Commonwealth Bancorp, Inc. ...........     800                       12,450
Community Bank System, Inc. ..........     100                        2,931
Community First Bankshares,
  Inc. ...............................   1,900                       40,019
Community Trust Bancorp, Inc. ........     400                        9,400
CORUS Bankshares, Inc. ...............     300                        9,675
Cullen/Frost Bankers, Inc. ...........   1,000                       54,875
CVB Financial Corp. ..................     330                        7,425
Dime Community Banshares, Inc.             400                        8,250
Downey Financial Corp. ...............     625                       15,898
F&M Bancorporation, Inc. .............     430                       13,008
F&M National Corp. ...................     900                       26,944
Farmers Capital Bank Corp. ...........     200                        7,500
First Citizens BankShares, Inc.,
  Class A ............................     300                       27,000
First Commerce Bankshares, Inc.,
  Class B ............................     400                       11,200
First Commonwealth Financial
  Corp. ..............................     900                       22,050
First Federal Capital Corp. ..........     400                        6,550
First Financial Bancorp ..............   1,500                       43,406
First Financial Bankshares, Inc. .....     330                       11,550
First Financial Corp./Indiana ........     200                        9,875
First Financial Holdings, Inc. .......     500                        9,500
First Indiana Corp. ..................     800                       16,000
First Merchants Corp. ................     700                       18,287
First Midwest Bancorp, Inc. ..........   1,030                       39,204
First Republic Bank* .................     500                       12,531
First Sentinel Bancorp, Inc. .........   1,382                       11,229
First Source Corp. ...................     620                       20,770
First United Bankshares, Inc. ........     800                       14,200
First Western Bancorp, Inc. ..........     700                       22,225
FirstBank Corp./Puerto Rico ..........   1,400                       42,262
FirstFed Financial Corp.* ............   1,200                       21,450
Flagstar Bancorp, Inc. ...............     100                        2,613
Frontier Financial Corp.* ............     100                        4,575
GBC Bancorp ..........................     500                       12,875
Grand Premier Financial, Inc.* .......     900                       11,025
Greater Bay Bancorp ..................     200                        6,750
Hancock Holding Corp. ................     600                       27,300
Harbor Florida Bancorp, Inc. .........     400                        4,475
Harleysville National Corp. ..........     200                        7,800
Harris Financial, Inc. ...............     500                        6,813
Horizon Bancorp., Inc. ...............     300                       10,181
HUBCO, Inc. ..........................   1,824                       54,948
Imperial Bancorp* ....................   1,250                       20,781
Independence Community Bank
  Corp. ..............................   3,100                       49,406
International Bancshares Corp. .......     500                       25,312
InterWest Bancorp, Inc. ..............   1,150                       25,444
Irwin Financial Corp. ................     400                       10,875
Jefferson Savings Bancorp, Inc. ......     600                        7,875
JSB Financial, Inc. ..................     300                       16,312
MAF Bancorp, Inc. ....................   1,250                       33,125
MainStreet Financial, Corp. ..........     600                       27,862
Merchants New York Bancorp,
  Inc. ...............................     400                       14,475
Michigan Financial Corp. .............     200                        6,800
Mid-America Bancorp ..................     206                        5,588
Mississippi Valley Bancshares,
  Inc. ...............................     100                        3,375

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                 NUMBER                 VALUE
                                                OF SHARES             (NOTE 1)
                                          --------------------   ------------------
National Bancorp of Alaska, Inc.            700                  $    23,625
National City Bancshares, Inc. ........     420                       15,671
National Penn Bancshares, Inc. ........     375                       10,219
NTB Bancorp, Inc. .....................     699                       16,339
Ocean Financial Corp. .................     700                       11,638
Old National Bancorp ..................     920                       51,290
Omega Financial Corp. .................     600                       18,150
One Valley Bancorp, Inc. ..............   1,600                       52,600
Pacific Capital Bancorp ...............     600                       15,450
Park National Corp. ...................     200                       20,600
PBOC Holdings, Inc.* ..................     600                        6,150
Peoples Bancorp, Inc. .................   1,400                       15,225
PFF Bancorp, Inc.* ....................     400                        6,400
Premier Bancshares, Inc. ..............     700                       18,331
Prime Bancorp, Inc. ...................     500                        7,875
Provident Bankshares Corp. ............   1,210                       30,099
Republic Bancorp, Inc. ................     975                       13,284
Republic Bancshares, Inc.* ............     400                        5,250
Republic Security Financial Corp.           800                        9,700
Richmond County Financial
  Corp. ...............................     900                       14,456
Riggs National Corp.
  (Washington D.C.) ...................     700                       14,263
Roslyn Bancorp, Inc. ..................   1,900                       40,850
S & T Bancorp, Inc. ...................     760                       20,947
Sandy Spring Bancorp, Inc. ............     500                       15,063
Shoreline Financial Corp. .............     500                       13,188
Signal Corp. ..........................     450                       15,413
Silicon Valley Bancshares* ............     800                       13,625
SIS Bancorp, Inc. .....................     300                       13,575
Sky Financial Group, Inc. .............   1,647                       43,543
Southwest Bancorporation of
  Texas, Inc.* ........................     700                       12,513
St. Paul Bancorp, Inc. ................   1,800                       48,994
Staten Island Bancorp, Inc. ...........   1,600                       31,900
Sterling Bancshares, Inc., Texas ......   1,450                       21,569
Sterling Financial Corp. ..............     400                       16,600
Susquehanna Bancshares, Inc. ..........   1,400                       28,656
Texas Regional Bancshares, Inc.,
  Class A .............................     500                       12,531
TR Financial Corp. ....................     700                       27,562
Triangle Bancorp, Inc. ................     850                       13,441
Trust Co. of New Jersey ...............     600                       14,700
Trustco Bank Corp. (New York) .........   1,205                       36,150
U.S.B. Holding Co., Inc. ..............     440                        7,425
United Bankshares, Inc. ...............   2,000                       53,000
USBANCORP, Inc. .......................     700                       13,913
UST Corp. .............................   1,200                       28,275
Webster Financial Corp. ...............     900                       24,694
WesBanco, Inc. ........................     900                       26,550
West Coast Bancorp (Oregon) ...........     220                        4,620
Westamerica Bancorporation ............   1,500                       55,125
Western Bancorp .......................     900                       26,325
Westernbank Puerto Rico ...............   1,100                       17,462
Whitney Holding Corp. .................   1,000                       37,500
                                                                 -----------
                                                                   2,603,843
                                                                 -----------
FINANCIAL SERVICES (2.7%)
Aames Financial Corp. .................   2,600                        8,288
Advanta Corp., Class A ................     800                       10,600
Advest Group, Inc. ....................     400                        7,400
Affiliated Managers Group, Inc.*            600                       17,925



                                                 NUMBER                 VALUE
                                                OF SHARES             (NOTE 1)
                                          --------------------   ------------------
AMCORE Financial, Inc. ................   1,100                  $    25,180
AmeriCredit Corp.* ....................   2,200                       30,387
Ameritrade Holding Corp.,
  Class A* ............................     400                       12,600
Amplicon, Inc. ........................     300                        4,519
Arcadia Financial Ltd.* ...............   2,100                        7,613
BankAtlantic Bancorp, Inc.,
  Class B .............................   1,300                        9,263
BOK Financial Corp.* ..................     103                        4,854
Charter Municipal Mortgage
  Acceptance Co. ......................     600                        7,275
Citizens Banking Corp. ................     700                       23,625
Conning Corp. .........................     700                       14,525
ContiFinancial Corp.* .................   1,000                        7,125
Credit Acceptance Corp.* ..............     600                        4,388
Dain Rauscher Corp. ...................     500                       14,750
Delta Financial Corp.* ................     900                        5,344
Doral Financial Corp. .................   1,500                       33,187
DVI, Inc.* ............................     300                        5,438
Eaton Vance Corp. .....................   1,100                       22,962
Enhance Financial Services
  Group, Inc. .........................     900                       27,000
EVEREN Capital Corp. ..................     600                       13,650
Financial Federal Corp.* ..............     500                       12,375
First Sierra Financial, Inc.* .........     600                        7,350
FirstCity Financial Corp.* ............     300                        3,881
FNB Corp. .............................     705                       19,916
Freedom Securities Corp. ..............     600                        9,075
Friedman, Billings, Ramsey
  Group, Inc., Class A ................   1,700                       11,050
Hambrecht & Quist Group* ..............     900                       20,419
Headlands Mortgage Corp.* .............     800                       16,750
HealthCare Financial Partners,
  Inc.* ...............................     500                       19,937
IMC Mortgage Co.* .....................     900                          253
Impac Mortgage Holdings, Inc. .........   1,000                        4,563
Imperial Credit Commercial
  Mortgage Investment .................     900                        8,438
Imperial Credit Industries, Inc.* .....   1,200                       10,050
International Telecommunication
  Data Systems, Inc.* .................     300                        4,425
Investment Technology Group,
  Inc.* ...............................     200                       12,412
Investors Financial Services
  Corp. ...............................     300                       17,887
Jeffries Group, Inc. ..................     700                       34,737
John Nuveen Co., Class A ..............     200                        7,425
Life USA Holding, Inc. ................     800                       10,300
Metris Cos., Inc. .....................     744                       37,410
Morgan Keegan, Inc. ...................   1,400                       26,337
National Processing, Inc.* ............   1,200                        6,600
Oakwood Homes Corp. ...................   1,700                       25,819
Oriental Financial Group, Inc. ........     533                       16,690
Paymentech, Inc.* .....................     500                        9,250
PEC Israel Economic Corp.* ............     300                        8,625
Pioneer Group, Inc. ...................     900                       17,775
Queens County Bancorp, Inc. ...........     700                       20,825
Reliance Bancorp, Inc. ................     400                       11,125
Resource America, Inc., Class A             900                        8,156
Resource Bankshares Mortgage
  Group, Inc. .........................     400                        6,625
Southwest Securities Group, Inc.            800                       16,100

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                 NUMBER                 VALUE
                                                OF SHARES             (NOTE 1)
                                          --------------------   ------------------
Triad Guaranty, Inc.* .................     600                  $    13,237
UMB Financial Corp. ...................     700                       32,112
UniCapital Corp.* .....................   1,100                        8,113
United Co's. Financial Corp. ..........     800                        2,700
Varlen Corp. ..........................     625                       14,414
Vermont Financial Services
  Group Corp. .........................     700                       23,275
Westcorp ..............................     800                        5,550
Wilshire Financial Services
  Group, Inc.* ........................     500                          313
WSFS Financial Corp. ..................     600                       10,125
                                                                 -----------
                                                                     870,317
                                                                 -----------
INSURANCE (3.4%)
Alfa Corp. ............................   1,200                       29,100
American Annuity Group, Inc. ..........     300                        6,900
American Heritage Life
  Investment Corp. ....................     600                       14,662
Amerin Corp.* .........................     600                       14,175
AmerUs Life Holdings, Inc.,
  Class A .............................     800                       17,900
Argonaut Group, Inc. ..................     700                       17,150
ARM Financial Group, Inc.,
  Class A .............................     800                       17,750
Capital Re Corp. ......................     700                       14,044
Capital Transamerica Corp. ............     500                        9,344
Chartwell Re Corp. ....................     200                        4,750
Chicago Title Corp. ...................     500                       23,469
CMAC Investments Corp. ................   1,000                       45,937
CNA Surety Corp. ......................     400                        6,300
Commerce Group, Inc. ..................     900                       31,894
Delphi Financial Group, Inc.,
  Class A* ............................     714                       37,440
Executive Risk, Inc. ..................     500                       27,469
FBL Financial Group, Inc.,
  Class A .............................     900                       21,825
Fidelity National Financial, Inc. .....     990                       30,195
First American Financial Corp. ........   2,150                       69,069
Foremost Corp. of America .............     600                       12,600
FPIC Insurance Group, Inc.* ...........     300                       14,344
Frontier Insurance Group, Inc. ........   1,060                       13,647
Fund American Enterprises
  Holdings, Inc. ......................     200                       28,012
Guarantee Life Cos., Inc. .............     500                        9,250
Harleysville Group, Inc. ..............     500                       12,906
HCC Insurance Holdings, Inc. ..........   1,000                       17,625
Highlands Insurance Group, Inc.*            200                        2,613
HSB Group, Inc. .......................   1,400                       57,487
INspire Insurance Solutions, Inc.*          200                        3,675
LandAmerica Financial Group,
  Inc. ................................     400                       22,325
Liberty Corp. .........................     592                       29,156
Markel Corp.* .........................     200                       36,200
Meadowbrook Insurance Group,
  Inc. ................................     100                        1,644
Medical Assurance, Inc.* ..............     880                       29,095
Midland Co. ...........................     300                        7,238
MMI Cos., Inc. ........................     500                        8,375
NAC Re Corp. ..........................     800                       37,550
Nymagic, Inc. .........................     300                        6,225
Ocwen Asset Investment Corp. ..........     300                        1,444
Penn Treaty American Corp.* ...........     300                        8,081



                                                 NUMBER                 VALUE
                                                OF SHARES             (NOTE 1)
                                          --------------------   ------------------
PennCorp Financial Group, Inc. ........     700                  $       700
Philadelphia Consolidated
  Holdings Corp.* .....................     300                        6,788
PMA Capital Corp., Class A ............     700                       13,694
Poe & Brown, Inc. .....................     400                       13,975
Presidential Life Corp. ...............   1,200                       23,850
PXRE Corp. ............................     400                       10,025
Reinsurance Group of America,
  Inc. ................................     800                       56,000
Risk Capital Holdings, Inc.* ..........     400                        8,700
RLI Corp. .............................     225                        7,481
SCPIE Holdings, Inc. ..................     500                       15,156
Selective Insurance Group, Inc. .......   1,400                       28,175
Stewart Information Services
  Corp. ...............................     400                       23,200
TIG Holdings, Inc. ....................   2,100                       32,681
Trenwick Group, Inc. ..................     400                       13,050
UICI* .................................   1,600                       39,200
United Fire & Casualty Co. ............     300                       10,088
Vesta Insurance Group, Inc. ...........     400                        2,400
W.R. Berkley Corp. ....................     500                       17,031
                                                                 -----------
                                                                   1,121,059
                                                                 -----------
INVESTMENT COMPANY (0.2%)
Phoenix Investment Partners Ltd.          1,800                       15,188
SEI Corp. .............................     500                       49,687
                                                                 -----------
                                                                      64,875
                                                                 -----------
MORTGAGE RELATED (0.0%)
Federal Agricultural Mortgage
  Corp., Class C* .....................     100                        3,712
                                                                 -----------
REAL ESTATE (7.4%)
Alexandria Real Estate Equities,
  Inc. ................................     600                       18,562
American Health Properties, Inc.          1,000                       20,625
AMLI Residential Properties
  Trust ...............................     500                       11,125
Avatar Holdings, Inc.* ................     300                        4,800
Bedford Property Investors, Inc. ......     900                       15,188
Berkshire Realty Co. ..................   1,300                       12,350
Boykin Lodging Trust, Inc. ............     300                        3,713
Bradley Real Estate, Inc. .............   1,000                       20,500
Brandywine Realty Trust ...............   1,700                       30,387
BRE Properties, Class A ...............   1,900                       47,025
Burnham Pacific Properties, Inc. ......   1,300                       15,681
Cabot Industrial Trust ................     600                       12,263
Camden Property Trust .................   1,900                       49,400
Capstead Mortgage Corp. ...............   1,400                        5,775
CB Richard Ellis Services, Inc.* ......     700                       12,688
CBL & Associates Properties,
  Inc. ................................     900                       23,231
CCA Prison Realty Trust ...............     900                       18,450
CenterPoint Properties Corp. ..........     400                       13,525
Chateau Communications, Inc. ..........     800                       23,450
Chelsea GCA Realty, Inc. ..............     600                       21,375
Choice Hotels International,
  Inc.* ...............................   1,500                       20,531
Colonial Properties Trust .............   1,300                       34,612
Commercial Net Lease Realty ...........   1,000                       13,250
Cornerstone Realty Income
  Trust, Inc. .........................   2,300                       24,150
Cousins Properties, Inc. ..............   1,200                       38,700

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
CRIIMI MAE, Inc. .....................   1,500                  $     5,250
D.R. Horton, Inc. ....................   1,200                       27,600
Developers Diversified Realty
  Corp. ..............................   2,100                       37,275
Dynex Capital, Inc. ..................   1,500                        6,938
EastGroup Properties, Inc. ...........     400                        7,375
Equity Inns, Inc. ....................   1,500                       14,438
Essex Property Trust, Inc. ...........     800                       23,800
Federal Realty Investment Trust ......   1,500                       35,437
FelCor Lodging Trust, Inc. ...........   2,511                       57,910
First Industrial Realty Trust, Inc.      1,700                       45,581
First Union Real Estate
  Investments ........................     500                        2,938
Forest City Enterprises, Inc.,
  Class A ............................     500                       13,125
Franchise Finance Corp. of
  America ............................   1,300                       31,200
Gables Residential Trust .............   1,500                       34,781
General Growth Properties ............   1,300                       49,237
Glenborough Realty Trust, Inc. .......   1,600                       32,600
Glimcher Realty Trust ................     800                       12,550
Great Lakes REIT, Inc. ...............     200                        3,138
Grubb & Ellis Co.* ...................     600                        4,838
Health Care Property Investors,
  Inc. ...............................     900                       27,675
Health Care REIT, Inc. ...............     900                       23,287
Healthcare Realty Trust, Inc. ........   1,996                       44,536
Home Properties of New York,
  Inc. ...............................   1,000                       25,750
Hospitality Properties Trust .........     900                       21,712
Innkeepers USA Trust .................   1,100                       12,994
Insignia Financial Group, Inc.,
  Class A* ...........................     533                        6,463
IRT Property Co. .....................     600                        6,000
Irvine Apartment Communities,
  Inc. ...............................     700                       22,312
JDN Realty Corp. .....................   1,250                       26,953
JP Realty, Inc. ......................     300                        5,888
Kilroy Realty Corp. ..................   1,400                       32,200
Kimco Realty Corp., Series D .........     144                        3,726
Koger Equity Inc. ....................     900                       15,469
LaSalle Partners, Inc.* ..............     400                       11,775
LNR Property Corp. ...................     800                       15,950
LTC Properties, Inc. .................     900                       14,963
Manufactured Home
  Communities, Inc. ..................     900                       22,556
Meridian Industrial Trust, Inc. ......   1,200                       28,200
MeriStar Hospitality Corp. ...........   1,578                       29,292
Merry Land Properties, Inc.* .........      55                          199
MGI Properties, Inc. .................   1,000                       27,937
Mid America Apartment
  Communities, Inc. ..................     800                       18,150
National Health Investors, Inc. ......     900                       22,219
Nationwide Health Properties,
  Inc. ...............................   1,600                       34,500
New Plan Excel Realty Trust ..........   2,980                       66,119
NVR, Inc.* ...........................     300                       14,306
OMEGA Healthcare Investors ...........     700                       21,131
Pacific Gulf Properties, Inc. ........     700                       14,044
Parkway Properties, Inc. .............     600                       18,750
Prentiss Properties Trust ............   1,500                       33,469
Price Enterprises, Inc. ..............   1,036                        5,504



                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
Prime Group Realty Trust .............     300                  $     4,538
Prime Retail, Inc. ...................   1,500                       14,719
PS Business Parks, Inc., Class A .....     700                       16,712
Realty Income Corp. ..................   1,400                       34,825
Reckson Associates Realty ............   2,000                       44,375
Redwood Trust, Inc. ..................     800                       11,200
Regency Realty Corp. .................   1,100                       24,475
RFS Hotel Investors, Inc. ............   1,600                       19,600
Ryland Group, Inc. ...................     800                       23,100
Security Capital Group, Inc.,
  Class B* ...........................   1,200                       16,275
Shurgard Storage Centers,
  Class A ............................     600                       15,488
SL Green Realty Corp. ................     700                       15,138
Smith (Charles E.) Residential
  Realty .............................     900                       28,912
Sovran Self Storage, Inc. ............     200                        5,025
Storage Trust Realty .................     700                       16,363
Storage USA, Inc. ....................   1,000                       32,312
Summit Properties, Inc. ..............     800                       13,800
Sun Communities, Inc. ................     900                       31,331
Sunstone Hotel Investors .............   1,500                       14,156
Taubman Center, Inc. .................   2,300                       31,625
The Macerich Co. .....................     600                       15,375
Thornberg Mortgage Asset Corp.             500                        3,813
Tower Realty Trust, Inc. .............     600                       12,075
Town & Country Trust .................     800                       12,850
Trammell Crow Co.* ...................   1,200                       33,600
TriNet Corp. Realty Trust ............   1,100                       29,425
U.S. Restaurant Properties, Inc. .....     500                       12,156
United Dominion Realty Trust,
  Inc. ...............................   3,700                       38,156
Urban Shopping Centers, Inc. .........     600                       19,650
Ventas, Inc. .........................   1,800                       21,937
Walden Residential Properties,
  Inc. ...............................     600                       12,263
Washington Real Estate
  Investment Trust ...................   1,900                       35,387
Weeks Corp. ..........................     700                       19,731
Weingarten Realty Investors ..........   1,100                       49,087
Wellsford Real Properties, Inc.* .....   1,200                       12,375
Westfield America, Inc. ..............   1,200                       20,700
                                                                -----------
                                                                  2,393,945
                                                                -----------
UTILITY--ELECTRIC (2.1%)
Black Hills Corp. ....................   1,150                       30,331
Calpine Corp.* .......................     800                       20,200
Central Hudson Gas & Electric ........     600                       26,850
CILCORP, Inc. ........................     600                       36,712
Cleco Corp. ..........................   1,100                       37,744
CMP Group, Inc. ......................     600                       11,325
Commonwealth Energy System ...........   1,000                       40,500
Eastern Utilities Associates .........   1,000                       28,250
El Paso Electric Co.* ................   2,000                       17,500
Empire District Electric Co. .........     700                       17,325
Hawaiian Electronics Industries,
  Inc. ...............................   1,000                       40,250
Idacorp, Inc. ........................   1,600                       57,900
Minnesota Power. Inc. ................   1,000                       44,000
Northwestern Corp. ...................     600                       15,863
Orange & Rockland Utilities,
  Inc. ...............................     500                       28,500

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                                                    NUMBER                 VALUE
                                                                                   OF SHARES             (NOTE 1)
                                                                             --------------------   ------------------
Otter Tail Power Co. .....................................................     400                  $    15,950
Rochester Gas & Electric .................................................   1,400                       43,750
Sierra Pacific Resources .................................................   1,400                       53,200
SIGCORP, Inc. ............................................................     500                       17,844
UniSource Energy Corp.* ..................................................   1,600                       21,600
United Illuminating Co. ..................................................     500                       25,750
United Water Resources, Inc. .............................................   1,500                       35,906
WPS Resources Corp. ......................................................     800                       28,200
                                                                                                    -----------
                                                                                                        695,450
                                                                                                    -----------
UTILITY--GAS (1.9%)
AGL Resources, Inc. ......................................................   2,700                       62,269
Atmos Energy Corp. .......................................................   1,200                       38,700
Bay State Gas Co. ........................................................     800                       31,850
Colonial Gas Co. .........................................................     600                       20,925
Connecticut Energy Corp. .................................................     200                        6,100
Energen Corp. ............................................................   1,000                       19,500
Indiana Energy, Inc. .....................................................     733                       18,050
Kelley Oil & Gas Corp.* ..................................................   1,600                          950
Laclede Gas Co. ..........................................................     800                       21,400
Madison Gas & Electric Co. ...............................................     700                       15,925
New Jersey Resources Corp. ...............................................     600                       23,700
North Carolina Natural Gas
  Corp. ..................................................................     300                        9,956
Northwest Natural Gas Co. ................................................     500                       12,938
NUI Corp. ................................................................     700                       18,769
Peoples Energy Corp. .....................................................   1,200                       47,850
Piedmont Natural Gas Co. .................................................   1,500                       54,187
Public Service Co. of North
  Carolina, Inc. .........................................................     800                       20,800
SEMCO Energy, Inc. .......................................................     420                        6,851
Southern Union Co.* ......................................................     987                       24,058
Southwest Gas Corp. ......................................................   1,500                       40,313
UGI Corp. ................................................................   1,600                       38,000
Washington Gas Light Co. .................................................   1,200                       32,550
Washington Water Power Co. ...............................................   2,500                       48,125
                                                                                                    -----------
                                                                                                        613,766
                                                                                                    -----------
UTILITY--TELEPHONE (0.4%)
Aliant Communications, Inc. ..............................................   1,500                       61,312
e.spire Communications, Inc.* ............................................   1,200                        7,650
Western Wireless Corp., Class A*                                             2,900                       63,800
                                                                                                    -----------
                                                                                                        132,762
                                                                                                    -----------
  TOTAL CREDIT SENSITIVE .................................................                            8,499,729
                                                                                                    -----------
DIVERSIFIED (1.1%)
MISCELLANEOUS (1.1%)
AMCOL International Corp. ................................................     800                        7,900
AptarGroup, Inc. .........................................................     900                       25,256
Blount International, Inc.,
  Class A ................................................................     500                       12,469
Brush Wellman, Inc. ......................................................     500                        8,719
Central Parking Corp. ....................................................     600                       19,462
DBT Online, Inc.* ........................................................     200                        4,988
Dexter Corp. .............................................................     700                       22,006
Federal Signal Corp. .....................................................   1,900                       52,012
Foamex International, Inc. ...............................................     300                        3,713
Furon Co. ................................................................   1,000                       17,063
Jostens, Inc. ............................................................   1,300                       34,044
Justin Industries, Inc. ..................................................     400                        5,250
Mark IV Industries, Inc. .................................................   1,400                       18,200



                                                                                    NUMBER                 VALUE
                                                                                   OF SHARES             (NOTE 1)
                                                                             --------------------   ------------------
Matthews International Corp.,
  Class A ................................................................     600                  $    18,900
Myers Industries, Inc. ...................................................     600                       17,212
National Golf Properties, Inc. ...........................................     700                       20,256
SPS Technologies, Inc.* ..................................................     500                       28,312
Standex International Corp. ..............................................     400                       10,500
Tredegar Industries, Inc. ................................................     700                       15,750
Triarc Cos.* .............................................................     500                        8,000
                                                                                                    -----------
  TOTAL DIVERSIFIED ......................................................                              350,012
                                                                                                    -----------
ENERGY (2.5%)
COAL & GAS PIPELINES (0.4%)
Aquila Gas Pipeline Corp. ................................................     700                        5,994
Arch Coal, Inc. ..........................................................   1,000                       17,125
Eastern Enterprises ......................................................     700                       30,625
Equitable Resources, Inc. ................................................   1,300                       37,862
Nuevo Energy Co.* ........................................................     700                        8,050
TransMontaigne Oil Co.* ..................................................     800                       12,100
Western Gas Resources, Inc. ..............................................   1,300                        7,475
Yankee Energy System, Inc. ...............................................     700                       20,388
                                                                                                    -----------
                                                                                                        139,619
                                                                                                    -----------
OIL--DOMESTIC (0.6%)
Atwood Oceanics, Inc.* ...................................................     500                        8,500
Barrett Resources Corp.* .................................................   1,100                       26,400
Berry Petroleum, Class A .................................................     800                       11,350
Cabot Oil & Gas Corp., Class A                                                 600                        9,000
Chesapeake Energy Corp. ..................................................     990                          866
Cross Timbers Oil Co. ....................................................   1,300                        9,750
EEX Corp.* ...............................................................   1,466                       10,262
Frontier Oil Corp.* ......................................................   1,100                        5,431
Houston Exploration Co.* .................................................     400                        7,950
KCS Energy, Inc. .........................................................     400                        1,225
Key Energy Services, Inc.* ...............................................     400                        1,875
Louis Dreyfus Natural Gas
  Corp.* .................................................................     600                        8,550
Meridian Resource Corp.* .................................................   1,800                        5,738
Plains Resources, Inc.* ..................................................     500                        7,031
Pogo Producing Co. .......................................................   1,400                       18,200
Range Resources Corp. ....................................................   2,700                        9,281
Seagull Energy Corp.* ....................................................   3,200                       20,200
St. Mary Land and Exploration
  Co. ....................................................................     200                        3,700
Stone Energy Corp.* ......................................................     500                       14,375
Tom Brown, Inc. ..........................................................   1,300                       13,041
TransTexas Gas Corp.* ....................................................     700                        1,838
Vintage Petroleum, Inc. ..................................................   1,200                       10,350
                                                                                                    -----------
                                                                                                        204,913
                                                                                                    -----------
OIL--INTERNATIONAL (0.3%)
Benton Oil & Gas Co.* ....................................................     700                        2,100
Newfield Exploration Co.* ................................................   1,600                       33,400
Pride International, Inc.* ...............................................   1,800                       12,713
Rutherford-Moran Oil Corp.* ..............................................     500                        1,406
Santa Fe Energy Resources, Inc.*                                             3,600                       26,550
Seacor Holdings, Inc.* ...................................................     600                       29,662
                                                                                                    -----------
                                                                                                        105,831
                                                                                                    -----------
OIL--SUPPLIES & CONSTRUCTION (1.1%)
Belco Oil & Gas Corp.* ...................................................   1,100                        6,119
CARBO Ceramics, Inc. .....................................................     300                        5,250
Comstock Resources, Inc.* ................................................   1,400                        4,288

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
Daniel Industries, Inc. ..............     800                  $     9,700
Devon Energy Corp. ...................   1,100                       33,756
Dril-Quip, Inc.* .....................     500                        8,875
Forecenergy, Inc.* ...................     200                          525
Forest Oil Corp.* ....................   1,300                       11,050
Friede Goldman International,
  Inc.* ..............................     800                        9,100
Grey Wolf, Inc.* .....................   3,500                        2,844
Gulf Island Fabrication, Inc.* .......     600                        4,650
Hanover Compressor Co.* ..............   1,000                       25,687
Harken Energy Corp.* .................   5,700                       11,044
Helmerich & Payne, Inc. ..............   1,500                       29,062
Holly Corp. ..........................     200                        3,375
HS Resources, Inc.* ..................     200                        1,513
Input/Output, Inc.* ..................   1,000                        7,312
Marine Drilling Co., Inc.* ...........   1,900                       14,606
Mitchell Energy & Development
  Corp., Class A .....................     600                        6,862
Newpark Resources, Inc.* .............   2,100                       14,306
Oceaneering International, Inc.* .....     800                       12,000
Offshore Logistics, Inc.* ............     700                        8,312
Omni Energy Services Corp.* ..........     400                        1,700
Parker Drilling Co.* .................   1,800                        5,738
Patterson Energy, Inc.* ..............   1,000                        4,063
Pool Energy Services Co.* ............     900                        9,731
Snyder Oil Corp. .....................   1,100                       14,644
Swift Energy Co.* ....................   1,200                        8,850
Syntroleum Corp.* ....................   1,100                        6,806
Tesoro Petroleum Corp.* ..............   1,000                       12,125
Trico Marine Services, Inc.* .........     300                        1,463
Tuboscope, Inc.* .....................   2,200                       17,875
WICOR, Inc. ..........................   1,300                       28,356
                                                                -----------
                                                                    341,587
                                                                -----------
RAILROADS (0.1%)
MotivePower Industries, Inc.* ........     600                       19,313
                                                                -----------
  TOTAL ENERGY .......................                              811,263
                                                                -----------
TECHNOLOGY (16.4%)
ELECTRONICS (5.0%)
Aavid Thermal Technologies,
  Inc.* ..............................     200                        3,375
Acclaim Entertainment, Inc.* .........   1,700                       20,825
Actel Corp.* .........................     400                        8,000
ACX Technologies, Inc.* ..............     700                        9,275
Acxiom Corp.* ........................   2,140                       66,340
Advent Software, Inc.* ...............     100                        4,713
AFC Cable Systems, Inc.* .............     100                        3,363
American Management Systems,
  Inc.* ..............................   1,400                       56,000
Amkor Technology, Inc.* ..............   1,600                       17,300
Amphenol Corp., Class A* .............     500                       15,094
ATMI, Inc.* ..........................     200                        5,050
Analogic Corp. .......................     200                        7,525
Anixter International, Inc.* .........   1,000                       20,312
Apex PC Solutions, Inc.* .............     200                        5,775
Applied Micro Circuits Corp.* ........     900                       30,572
Artesyn Technologies, Inc.* ..........   1,400                       19,600
Aspec Technology, Inc.* ..............   1,300                        1,706
Aspen Technologies, Inc.* ............     600                        8,700
Avant! Corp.* ........................     800                       12,800
Avid Technology, Inc.* ...............   1,000                       23,375



                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
BancTec, Inc.* .......................   1,200                  $    15,075
BARRA, Inc.* .........................     600                       14,175
BEA Systems, Inc.* ...................   1,700                       20,825
Belden, Inc. .........................   1,100                       23,306
Boole & Babbage, Inc.* ...............     950                       27,966
Budget Group, Inc.* ..................   1,100                       17,462
Burr-Brown Corp.* ....................     950                       22,266
C & D Technology, Inc. ...............     400                       11,000
C-Cube Microsystems, Inc.* ...........   1,200                       32,550
Cable Design Technologies* ...........   1,200                       22,200
CDW Computer Centers, Inc.* ..........     300                       28,781
Checkfree Holdings Corp.* ............   1,600                       37,400
Checkpoint Systems Inc.* .............   1,200                       14,850
CHS Electronics, Inc.* ...............   1,300                       22,019
Cirrus Logic, Inc.* ..................   2,200                       21,587
Clarify, Inc.* .......................     800                       19,550
Cohu, Inc. ...........................     200                        4,400
CompuCom Systems, Inc.* ..............     900                        3,150
Computer Horizons Corp.* .............   1,000                       26,625
Computer Task Group, Inc. ............     600                       16,275
CTS Corp. ............................     600                       26,100
Cubic Corp ...........................     100                        1,875
Data General Corp.* ..................   1,700                       27,944
Data Transmission Network
  Corp.* .............................     600                       17,325
DII Group, Inc.* .....................     800                       18,400
Documentum, Inc.* ....................     400                       21,375
Electro Scientific Industries, Inc.*       500                       22,656
Essex International, Inc.* ...........     122                        4,224
Etec Systems, Inc.* ..................     800                       32,000
FactSet Research Systems, Inc.* ......     100                        6,175
FSI International, Inc.* .............   1,300                       13,487
General Cable Corp. ..................   1,650                       33,825
GenRad, Inc.* ........................   1,100                       17,325
Gentex Corp.* ........................   2,900                       58,000
Gerber Scientific, Inc. ..............     900                       21,431
Hadco Corp.* .........................     500                       17,500
Harbinger Corp.* .....................   1,400                       11,200
Helix Technology Corp. ...............   1,000                       13,000
HNC Software, Inc.* ..................     500                       20,219
Industri-Matematik International
  Corp.* .............................     600                        3,000
Information Resources, Inc.* .........   1,000                       10,187
Innovex, Inc. ........................     300                        4,116
Inprise Corp.* .......................   2,200                       12,100
Integrated Device Technology,
  Inc.* ..............................   3,300                       20,212
Integrated Systems, Inc.* ............     600                        8,962
Intergraph Corp.* ....................   2,300                       13,225
International Rectifer Corp.* ........   1,700                       16,575
ISS Group, Inc.* .....................     200                       11,000
Itron, Inc.* .........................     300                        2,156
Jabil Circuit, Inc.* .................     800                       59,700
Jack Henry & Associates, Inc. ........     600                       29,850
JDA Software Group, Inc.* ............     950                        9,203
Kent Electronics Corp.* ..............   1,200                       15,300
MTS Systems Corp. ....................     600                        8,100
National Instruments Corp.* ..........     600                       20,475
NeoMagic Corp.* ......................     500                       11,062
Nichols Research Corp.* ..............     400                        8,350
Optical Cable Corp.* .................     300                        3,638
P-Com, Inc.* .........................   1,100                        4,383

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
Paxar Corp.* .......................   1,300                  $    11,619
Protection One, Inc.* ..............     700                        5,994
Read-Rite Corp.* ...................   1,900                       28,084
Rogers Corp.* ......................     100                        2,988
S3, Inc.* ..........................   2,200                       16,191
SCM Microsystems, Inc.* ............     400                       28,425
SpeedFam International, Inc.* ......     300                        5,138
System Software Associates, Inc.*      1,300                        9,141
Technology Solutions Co.* ..........   1,450                       15,542
Thermedics, Inc.* ..................   1,100                       11,894
Transaction Systems Architects,
  Inc.* ............................   1,000                       50,000
Trimble Navigation Ltd.* ...........     700                        5,075
VeriSign, Inc.* ....................     100                        5,912
Visual Networks, Inc.* .............     900                       33,750
Wyman-Gordon Co.* ..................     600                        6,150
                                                              -----------
                                                                1,632,720
                                                              -----------
OFFICE EQUIPMENT (2.7%)
3Dfx Interactive, Inc.* ............     500                        6,313
Alydaar Software Corp.* ............     500                        4,125
American Business Products, Inc.         700                       16,450
Aspect Development, Inc.* ..........     600                       26,587
Bell & Howell Co.* .................     500                       18,906
Day Runner, Inc.* ..................     400                        5,800
DecisionOne Holdings Corp.* ........     600                        2,850
Evans & Sutherland Computer
  Corp.* ...........................     200                        3,525
FileNET Corp.* .....................   1,400                       16,056
Global DirectMail Corp.* ...........     800                       18,700
GT Interactive Software Corp.* .....     600                        3,000
HMT Technology Corp.* ..............   1,600                       20,500
Hunt Corp. .........................   1,000                       10,625
Hutchinson Technology, Inc.* .......     600                       21,375
IMRglobal Corp.* ...................     600                       17,662
Insight Enterprises, Inc.* .........     600                       30,525
John H. Harland Co. ................   1,200                       18,975
Knoll, Inc.* .......................     600                       17,775
Kronos, Inc.* ......................     400                       17,725
Mastech Corp.* .....................     800                       22,900
Micron Electronics, Inc.* ..........   1,200                       20,775
MICROS Systems, Inc.* ..............     500                       16,438
National Computer Systems, Inc.          800                       29,600
Network Appliance, Inc.* ...........   2,200                       99,000
New England Business Services,
  Inc. .............................     500                       19,562
New Era of Networks, Inc.* .........     600                       26,400
Pinnacle Systems, Inc.* ............     300                       10,725
Rational Software Corp.* ...........   3,300                       87,450
RealNetworks, Inc.* ................     400                       14,350
Sandisk Corp.* .....................     900                       12,713
SMART Modular Technologies* ........   1,000                       27,750
TAVA Technologies, Inc.* ...........     700                        5,338
Technitrol, Inc. ...................     600                       19,125
Telxon Corp. .......................     600                        8,325
Triumph Group, Inc.* ...............     500                       16,000
Vanstar Corp.* .....................   2,100                       19,425
Vantive Corp.* .....................   1,100                        8,800
Viasoft, Inc.* .....................     500                        3,500
Visio Corp.* .......................   1,000                       36,562
WH Brady Co. .......................     900                       24,244
Wind River Systems* ................     800                       37,600



                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
Xircom, Inc.* ......................     700                  $    23,800
Xylan Corp.* .......................   1,500                       26,344
                                                              -----------
                                                                  894,200
                                                              -----------
OFFICE EQUIPMENT SERVICES (3.9%)
Advantage Learning Systems,
  Inc.* ............................     200                       13,150
BA Merchant Services, Inc.,
  Class A* .........................   1,000                       20,125
BroadVision, Inc.* .................     600                       19,200
ChoicePoint, Inc.* .................     400                       25,800
Complete Business Solutions,
  Inc.* ............................     500                       16,938
Concentric Network Corp.* ..........     500                       16,625
Datastream Systems, Inc.* ..........     400                        4,600
DataWorks Corp.* ...................     800                        8,350
Davox Corp.* .......................     800                        6,100
DoubleClick, Inc.* .................     500                       22,781
DST Systems, Inc.* .................     496                       28,303
EarthLink Network, Inc.* ...........     500                       28,500
Engineering Animation, Inc.* .......     200                       10,800
Excite, Inc.* ......................     900                       37,856
Exodus Communications, Inc.* .......     400                       25,700
Fair Issac & Co., Inc. .............     300                       13,856
Florida East Coast Industries,
  Inc. .............................     400                       14,075
General Magic, Inc.* ...............   1,100                        5,534
Great Plains Software, Inc.* .......     200                        9,650
H.T.E., Inc.* ......................     500                        2,500
Hypercom Corp.* ....................     600                        5,925
Hyperion Solutions Corp.* ..........     980                       17,640
Infoseek Corp.* ....................     800                       39,500
infoUSA, Inc., Class B* ............     700                        3,675
Komag, Inc.* .......................   2,300                       23,862
Legato Systems, Inc.* ..............   1,500                       98,906
Lycos, Inc.* .......................   1,600                       88,900
Macromedia, Inc.* ..................   1,400                       47,162
Manhattan Associates, Inc.* ........     400                       10,900
Manugistics Group, Inc.* ...........     600                        7,500
MAPICS, Inc.* ......................     500                        8,250
Mercury Interactive Corp.* .........     500                       31,625
MicroAge, Inc.* ....................     500                        7,688
Micromuse, Inc.* ...................     400                        7,800
MindSpring Enterprises, Inc.* ......     500                       30,531
Mobius Management Systems,
  Inc.* ............................     400                        5,950
MTI Technology Corp.* ..............   1,500                        6,750
Network Solutions, Inc., Class A*        200                       26,175
Objective Systems Integrators,
  Inc.* ............................     600                        2,775
Peregrine Systems, Inc.* ...........     300                       13,913
Platinum Software Corp.* ...........     600                        7,688
Progress Software Corp.* ...........     650                       21,938
Project Software &
  Development, Inc.* ...............     300                       10,050
PSINet, Inc.* ......................   1,700                       35,487
QAD, Inc.* .........................     600                        2,138
QRS Corp.* .........................     200                        9,600
QuadraMed, Corp.* ..................     800                       16,400
Radiant Systems, Inc.* .............     600                        4,425
Remedy Corp.* ......................   1,100                       15,331
RWD Technologies, Inc.* ............     300                        6,488

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
Safeguard Scientifics, Inc.* ........   1,000                  $    27,437
Sapient Corp.* ......................     400                       22,400
Security Dynamics Technologies,
  Inc.* .............................   1,600                       36,800
Sequent Computer System* ............   1,800                       21,713
Shiva Corp.* ........................     600                        3,394
Software AG Systems, Inc.* ..........   1,200                       21,750
SportsLine USA, Inc.* ...............     600                        9,338
Structural Dynamics Research* .......   1,600                       31,800
Sykes Enterprises, Inc.* ............     800                       24,400
Symantec Corp.* .....................   1,900                       41,325
Syntel, Inc.* .......................     400                        4,525
Systems & Computer Tech
  Corp.* ............................   1,200                       16,500
Wang Laboratories, Inc.* ............   1,900                       52,725
WavePhore, Inc.* ....................   1,100                        8,834
                                                               -----------
                                                                 1,268,356
                                                               -----------
TELECOMMUNICATIONS (4.8%)
Aerial Communications, Inc.* ........   1,300                        7,638
Allen Telecom, Inc.* ................     500                        3,344
Alliant Techsystems, Inc.* ..........     231                       19,043
Alpine Group, Inc.* .................     800                       12,000
American Mobile Satellite Corp.*        1,300                        6,825
American Tower Corp., Class A*          3,300                       97,556
ANTEC Corp.* ........................   1,100                       22,137
Ascent Entertainment Group,
  Inc.* .............................   1,800                       13,275
Aspect Telecommunications
  Corp.* ............................   2,200                       37,950
Associated Group, Inc., Class A*          900                       38,700
AXENT Technologies, Inc.* ...........   1,100                       33,619
Black Box Corp.* ....................     800                       30,300
California Microwave, Inc.* .........     300                        2,813
CellNet Data Systems, Inc.* .........   1,900                        9,500
Cellular Communications
  International, Inc.* ..............     500                       34,000
Cellular Communications of
  Puerto Rico* ......................     400                        7,400
Centennial Cellular Corp.,
  Class A* ..........................     700                       28,700
CFW Communications Co. ..............     500                       11,687
CMG Information Services, Inc.*           600                       63,900
CNET, Inc.* .........................     300                       16,444
Com21, Inc.* ........................     400                        8,400
CommNet Cellular, Inc.* .............     600                        7,350
Commonwealth Telephone
  Enterprises, Inc.* ................     200                        6,700
CoreComm Ltd.* ......................     400                        6,300
Cylink Corp.* .......................   1,400                        5,075
Dialogic Corp.* .....................     500                        9,828
Diamond Multimedia Systems,
  Inc.* .............................   1,800                       11,475
Digi International, Inc.* ...........     600                        6,675
Digital Microwave Corp.* ............   1,600                       10,950
DSP Communications, Inc* ............   1,600                       24,500
E*TRADE Group, Inc.* ................   1,300                       60,816
Electric Lightwave, Inc.,
  Class A* ..........................     900                        7,369
Excel Switching Corp.* ..............     300                       11,400
General Communications, Inc.,
  Class A* ..........................   2,800                       11,375



                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
GeoTel Communications Corp.* ........     700                  $    26,075
Glenayre Technologies, Inc.* ........   2,500                       11,094
ICG Communications, Inc.* ...........   1,700                       36,550
IDT Corp.* ..........................     700                       10,762
Inter-Tel, Inc. .....................     600                       14,025
InterDigital Communications
  Corp.* ............................   2,500                       11,406
International Network Services* .....     700                       46,550
ITC DeltaCom, Inc.* .................   1,800                       27,450
IXC Communications, Inc.* ...........   1,100                       36,987
KEMET Corp.* ........................   1,600                       18,000
LCC International, Inc.* ............     600                        2,250
MasTec, Inc.* .......................     600                       12,600
Metro Information Services, Inc.*         200                        6,000
Metrocall, Inc.* ....................     800                        3,500
Metromedia Fiber Network, Inc.
  Class A* ..........................   1,000                       33,500
MGC Communications, Inc.* ...........     400                        2,800
MRV Communications, Inc.* ...........     700                        4,331
Natural MicroSystems Corp.* .........     500                        3,641
Network Equiptmant
  Technologies, Inc.* ...............     700                        7,219
Norstan, Inc.* ......................     500                        8,875
North Pittsburgh Systems, Inc. ......     500                        6,688
NTL, Inc.* ..........................   1,600                       90,300
Oak Industries, Inc.* ...............     700                       24,500
Omnipoint Corp.* ....................   1,500                       13,969
Open Market, Inc.* ..................     600                        7,013
Pacific Gateway Exchange, Inc.* .....     200                        9,612
PageMart Wireless, Inc.,
  Class A* ..........................   1,200                        6,675
PictureTel Corp.* ...................   1,600                       10,600
Plantronics, Inc.* ..................     600                       51,600
Polycom, Inc.* ......................     400                        8,900
Powertel, Inc.* .....................     500                        6,781
Premiere Technologies, Inc.* ........   1,700                       12,537
Premisys Communications, Inc.* ......     700                        6,431
Primus Telecommunications
  Group, Inc.* ......................     900                       14,850
RCN Corp.* ..........................   1,300                       22,994
Skytel Communications, Inc.* ........   2,200                       48,675
SmarTalk TeleServices, Inc.* ........   1,100                        2,922
Superior TeleCom, Inc. ..............     225                       10,631
Tekelec* ............................   1,500                       24,844
Tel-Save Holdings, Inc.* ............   1,500                       25,125
Telegroup, Inc.* ....................   1,300                        1,706
U.S. Satellite Broadcasting Co.,
  Inc.* .............................   1,700                       23,375
Vanguard Cellular Systems, Inc.,
  Class A* ..........................     900                       23,231
Verio, Inc.* ........................     200                        4,475
West TeleServices Corp.* ............     300                        2,925
Westell Technologies, Inc.* .........   1,100                        5,363
WinStar Communications, Inc.* .......   1,500                       58,500
World Access, Inc.* .................   1,100                       23,512
                                                               -----------
                                                                 1,557,393
                                                               -----------
  TOTAL TECHNOLOGY ..................                            5,352,669
                                                               -----------
TOTAL COMMON STOCK (96.5%)
  (Cost $32,212,915) ................                           31,467,563
                                                               -----------

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998


                                             NUMBER          VALUE
                                           OF SHARES       (NOTE 1)
                                          -----------   --------------
PREFERRED STOCKS:
CONSUMER NON-CYCLICALS (0.0%)
HOSPITAL SUPPLIES & SERVICES (0.0%)
Mediq, Inc., Class A, 13.00%* .........        22        $        88
                                                         -----------
CREDIT SENSITIVE (0.1%)
REAL ESTATE (0.1%)
Apartment Investment &
  Management Co., Series E,
  Variable rate .......................       209              7,733
Price Enterprises, Inc. ...............       400              5,525
                                                         -----------
                                                              13,258
                                                         -----------
  TOTAL PREFERRED STOCK (0.1%)
     (Cost $15,885)....................                       13,346
                                                         -----------
RIGHTS:
CREDIT SENSITIVE (0.0%)
FINANCIAL SERVICES (0.0%)
Coast Federal Litigation
  Contingent Payment Rights*
  (Cost $0)............................       300              1,988
                                                         -----------


                                        PRINCIPAL
                                         AMOUNT
                                       ----------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENTS (8.1%)
U.S. Treasury Bills
  1/21/99 ..........................    $873,000          871,195
  2/4/99- ..........................     100,000           99,587
  3/11/99 ..........................     835,000          828,418
  3/18/99 ..........................     500,000          495,620
  4/1/99 ...........................     355,000          351,072
                                                          -------
TOTAL SHORT TERM DEBT SECURITIES (8.1%)
 (Cost/Amortized Cost
  $2,644,955) ......................                    2,645,892
                                                        ---------
TOTAL INVESTMENTS (104.7%)
 (Cost/Amortized Cost
  $34,873,755) .....................                   34,128,789
OTHER ASSETS
 LESS LIABILITIES (--4.7%) .........                   (1,520,101)
                                                       ----------
NET ASSETS (100%) ..................                 $ 32,608,688
                                                     ============

































----------
*     Non-Income producing

- All, or a portion of securities held by broker as collateral for financial futures contracts.

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998

--------------------------------------------------------------------------------
FUTURES CONTRACTS: At December 31, 1998, the Portfolio had futures contracts open: (Note 1)






                     NUMBER
                       OF         AGGREGATE     EXPIRATION      UNREALIZED
PURCHASES:         CONTRACTS     FACE VALUE        DATE        APPRECIATION
---------------   -----------   ------------   ------------   -------------
S&P 500 Index     3               $934,125     Mar '99            $4,440
                                                                  ======

Investment security transactions for the year ended December 31, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........  $38,177,022
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........    6,033,011

As of December 31, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal Income tax purposes was as follows:



Aggregate gross unrealized appreciation .........  $  3,220,268
Aggregate gross unrealized depreciation .........    (4,126,964)
                                                   ------------
Net unrealized depreciation .....................  $   (906,696)
                                                   ============
Federal income tax cost of investments ..........  $ 35,035,485
                                                   ============

At December 31, 1998, the Portfolio had loaned securities with a total value of $4,000,226 which was secured by collateral of $4,095,271.






























                       See Notes to Financial Statements.

EQ ADVISORS TRUST
JPM CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                            PRINCIPAL             VALUE
                                             AMOUNT              (NOTE 1)
                                       ------------------   -----------------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES (0.4%)
ENVIRONMENTAL CONTROL (0.4%)
Lamso USA, Inc.
  7.50%, 6/30/06 ...................       $  380,000       $    389,362
                                                            ------------
CAPITAL GOODS (2.3%)
AEROSPACE (2.3%)
Boeing Co.
  6.625%, 2/15/38 ..................          625,000            627,819
  7.50%, 8/15/42 ...................        1,445,000          1,620,698
Lockheed Martin Corp.
  7.25%, 5/15/06 ...................          100,000            108,632
                                                            ------------
  TOTAL CAPITAL GOODS ..............                           2,357,149
                                                            ------------
CONSUMER CYCLICALS (2.3%)
LEISURE RELATED (1.2%)
Time Warner Entertainment
  8.375%, 3/15/23 ..................        1,000,000          1,226,634
                                                            ------------
RETAIL--GENERAL (1.1%)
Federated Dept. Stores
  8.50%, 6/15/03 ...................        1,000,000          1,105,255
                                                            ------------
  TOTAL CONSUMER CYCLICALS .........                           2,331,889
                                                            ------------
CONSUMER NON-CYCLICALS (1.5%)
BEVERAGES (1.2%)
J Seagram & Sons
  7.60%, 12/15/28 ..................        1,250,000          1,261,914
                                                            ------------
HOSPITAL SUPPLIES & SERVICES (0.3%)
McKesson Corp.
  6.30%, 3/1/05 ....................          300,000            305,228
                                                            ------------
TOBACCO (0.0%)
Philip Morris Cos., Inc.
  6.15%, 3/15/00 ...................           30,000             30,301
                                                            ------------
  TOTAL CONSUMER NON-CYCLICALS                                 1,597,443
                                                            ------------
CREDIT SENSITIVE (82.6%)
BANKS (2.6%)
Amsouth Bank of Alabama
  6.45%, 2/1/18 ....................        1,000,000          1,040,998
First Union Corp.
  8.125%, 6/24/02 ..................          750,000            812,962
Inter-American Development
  Bank
  6.75%, 7/15/27 ...................          750,000            834,000
                                                            ------------
                                                               2,687,960
                                                            ------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS (10.8%)
Advanta Mortgage Loan Trust,
  Series 98-2, Class A17,
  6.05%, 9/25/18 ...................        1,000,000          1,005,000
Chase Manhattan Auto Owner
  Trust, Series 97-B, Class A4,
  6.50%, 10/15/01 ..................        3,050,000          3,108,606
Countrywide Home Loans,
  Series 98-23, Class A,
  6.50%, 2/25/29 ...................        3,300,000          3,300,115
Morgan Stanley Capital, Inc.,
  Series 98-HF1,
  6.19%, 1/15/07 ...................           94,960             98,550
Series 98-HF2, Class A2,
  6.48%, 11/15/30 ..................        1,000,000          1,026,875



                                            PRINCIPAL             VALUE
                                             AMOUNT              (NOTE 1)
                                       ------------------   -----------------
  Series 98-WF1,
    6.25% 7/15/07 ..................       $   58,004       $     58,221
 Nationslink Funding Corp.,
    Series 98-2, Class A2,
    6.476%, 7/20/08 ................        2,200,000          2,287,527
 Ocwen Residential MBS Corp.
    Series 98-R1,
    4.00%, 10/25/40+ ...............          235,492            235,750
                                                            ------------
                                                              11,120,644
                                                            ------------
 FINANCIAL SERVICES (9.3%)
 Associates Corp. of North
    America
    5.875%, 7/15/02 ................          400,000            404,736
    6.00%, 4/15/03 .................          200,000            203,330
    6.95%, 11/1/18 .................          600,000            638,645
 Banc One Corp.
    7.625%, 10/15/26 ...............        1,000,000          1,149,934
 Beneficial Corp., Series G,
    6.85%, 6/17/02 .................          500,000            517,465
 ERP Operating LP
    6.63%, 4/13/05 .................          500,000            493,380
 First USA Credit Card Master
    Trust, Series 98-2, Class C,
    6.80%, 2/18/11+ ................          300,000            304,200
 Ford Motor Credit
    6.625%, 6/30/03 ................          150,000            156,168
 General Electric Capital Corp.
    5.50%, 11/1/01 .................          100,000             99,444
 Household Finance Co., Series E,
    6.125%, 2/27/03 ................          250,000            250,021
 Household Finance N.V.
    6.125%, 3/1/03 .................          250,000            251,324
 John Deere Capital Corp.
    5.85%, 1/15/01 .................          100,000            100,293
 Keystone Financial Midatlantic
    6.50%, 5/31/08 .................          200,000            205,688
 Norwest Financial, Inc.
    7.20%, 4/1/04 ..................          700,000            748,192
 Premier Auto Trust, Series 97-2,
    Class A5,
    6.32%, 3/6/02 ..................        3,000,000          3,061,875
 Toyota Motor Credit
    5.625%, 11/13/03 ...............        1,000,000          1,010,130
                                                            ------------
                                                               9,594,825
                                                            ------------
 FOREIGN GOVERNMENT (0.5%)
 Quebec Province, Series NY,
    6.50%, 1/17/06 .................          500,000            523,670
                                                            ------------
 MORTGAGE RELATED (3.6%)
 Deutsche Mortgage and Asset
    Receiving Corp.
    6.22%, 9/15/07 .................           96,017             97,664
 First Union-Lehman Brothers,
    Series 98-C2, Class A1,
    6.28%, 6/18/07 .................          485,712            497,240
  Series 98-C2 Class A2,
    6.56%, 11/18/08 ................        3,000,000          3,106,545
                                                            ------------
                                                               3,701,449
                                                            ------------
 REAL ESTATE (0.0%)
 Weeks Realty LP
    6.875%, 3/15/05 ................           37,000             35,225
                                                            ------------

EQ ADVISORS TRUST
JPM CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                           PRINCIPAL               VALUE
                                            AMOUNT               (NOTE 1)
                                     --------------------   ------------------
 U.S. GOVERNMENT (18.8%)
 U.S. Treasury Note
    6.25%, 2/28/02 ...............        $  850,000        $  888,516
    5.25%, 8/15/03 ...............         5,085,000         5,213,717
    5.75%, 8/15/03 ...............           235,000           245,355
    4.25%, 11/15/03 ..............         3,000,000         2,961,564
    6.875%, 5/15/06 ..............         3,725,000         4,211,578
    5.625%, 5/15/08 ..............           400,000           426,875
    4.75%, 11/15/08 ..............           840,000           846,825
    6.75%, 8/15/26- ..............         2,140,000         2,565,325
    6.125%, 11/15/27 .............         1,500,000         1,680,470
    5.25%, 11/15/28 ..............           380,000           389,619
                                                            ----------
                                                            19,429,844
                                                            ----------
 MORTGAGE BACKED SECURITIES (32.1%)
 Federal Home Loan Mortgage
    Corporation Gold
    7.00%, 5/1/28 ................         2,299,928         2,345,926
 Federal National Mortgage
    Association
    6.50%, 4/1/11 ................           497,671           504,981
    6.50%, 2/1/13 ................           276,753           280,818
    6.50%, 4/1/13 ................            73,707            74,790
    6.50%, 5/1/13 ................           646,678           656,177
    6.50%, 6/1/13 ................           423,778           430,003
    6.50%, 11/1/13 ...............           452,855           459,507
    6.50%, 3/1/28 ................           260,249           262,038
    6.50%, 4/1/28 ................           530,842           534,491
    6.50%, 7/1/28 ................           614,088           618,309
    7.00%, 7/1/28 ................         1,464,999         1,495,214
    6.50%, 8/1/28 ................           185,407           186,681
    7.00%, 8/1/28 ................           996,579         1,017,134
    6.50%, 9/1/28 ................         2,417,841         2,434,312
    6.50%, 10/1/28 ...............         1,410,417         1,420,113
    6.00%, 12/1/28 ...............         4,202,550         4,148,707
    6.50%, 12/1/28 ...............           765,838           771,103
    6.00%, 1/1/29 TBA ............         4,320,000         4,263,278
    6.50%, 1/1/29 TBA ............           120,000           120,787
 Government National Mortgage
    Association
    8.00%, 8/15/27 ...............           375,701           390,729
    7.00%, 1/1/28 TBA ............         2,140,000         2,178,777
    7.50%, 2/15/28 ...............            34,987            36,113
    7.00%, 4/15/28 ...............           961,690           984,828
    7.00%, 5/15/28 ...............           493,656           505,534
    7.50%, 5/15/28 ...............           477,692           493,069
    7.00%, 6/15/28 ...............         1,753,074         1,795,254
    7.00%, 7/15/28 ...............         3,239,971         3,317,925
    7.50%, 7/15/28 ...............           905,726           934,881
    6.50%, 8/15/28 ...............           492,902           495,056
                                                            ----------
                                                            33,156,535
                                                            ----------
 UTILITY--ELECTRIC (2.0%)
 Detroit Edison, Series E
    6.75%, 3/17/03 ...............           100,000           104,592
 Kincaid Generation LLC
    7.33%, 6/15/20+ ..............           300,000           299,573
 National Rural Utilities
    6.20%, 2/1/08 ................           100,000           105,438



                                           PRINCIPAL               VALUE
                                            AMOUNT               (NOTE 1)
                                     --------------------   ------------------
Texas Utilities Electric Co.
  6.25%, 10/1/04 .................        $  200,000        $  208,471
  5.94%, 10/15/11 ................         1,000,000           998,631
United Utilities plc
  6.25%, 8/15/05 .................           300,000           302,766
                                                            ----------
                                                             2,019,471
                                                            ----------
UTILITY--GAS (1.9%)
Atmos Energy
  6.75%, 7/15/28 .................           350,000           361,807
Energen Corp.
  7.125%, 2/15/28 ................         1,000,000           981,679
Ferellgas LP, Series A,
  6.99%, 8/1/05 (SS.) ............           500,000           495,000
Lakehead Pipe Line Co. LP
  7.125%, 10/1/28 ................           150,000           151,227
                                                            ----------
                                                             1,989,713
                                                            ----------
UTILITY--TELEPHONE (1.0%)
Century Telephone Enterprises,
  Series E,
  6.15%, 1/15/05 .................           100,000           101,495
Pacific Bell
  6.125%, 2/15/08 ................           250,000           262,668
Pacific Telecommunications,
  Series B,
  6.625%, 10/20/05 ...............           150,000           154,492
U.S. West Capital Funding, Inc.
  6.25%, 7/15/05 .................           125,000           129,284
  6.875%, 7/15/28 ................           400,000           428,642
                                                            ----------
                                                             1,076,581
                                                            ----------
  TOTAL CREDIT SENSITIVE .........                          85,335,917
                                                            ----------
ENERGY (2.4%)
COAL & GAS PIPELINES (0.1%)
Laidlaw, Inc.
  6.50%, 5/1/05 ..................           100,000            98,266
                                                            ----------
OIL--INTERNATIONAL (0.2%)
Peco Energy Capital Trust III,
  Series D,
  7.38%, 4/6/28 ..................           150,000           151,417
Tailsman Energy, Inc.
  7.25%, 10/15/27 ................           100,000            96,450
                                                            ----------
                                                               247,867
                                                            ----------
OIL--SUPPLIES & CONSTRUCTION (1.2%)
Canadian Occidental Petroleum
  7.40%, 5/1/28 ..................           400,000           368,121
Occidental Petroleum
  9.25%, 8/1/19 ..................           575,000           660,192
Union Texas Petroleum
  7.00%, 4/15/08 .................           250,000           272,944
                                                            ----------
                                                             1,301,257
                                                            ----------
RAILROADS (0.9%)
Burlington Northern Santa Fe,
  Series 96-B,
  6.96%, 3/22/09 .................           456,477           480,605
Canadian National Railway Co.
  6.45%, 7/15/06 .................           400,000           411,332
                                                            ----------
                                                               891,937
                                                            ----------
  TOTAL ENERGY ...................                           2,539,327
                                                            ----------

EQ ADVISORS TRUST
JPM CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998


                                      PRINCIPAL           VALUE
                                        AMOUNT           (NOTE 1)
                                  -----------------   -------------
 TECHNOLOGY (3.9%)
 ELECTRONICS (0.9%)
 Computer Associates
    International, Series B,
    6.375%, 4/15/05 ...........   $ 900,000           $  890,676
                                                      ----------
 TELECOMMUNICATIONS (3.0%)
 Aerial Communications, Inc.,
    Zero Coupon,
    2/1/08+ ...................     435,000              200,761
 Cable & Wireless
    Communications
    6.375%, 3/6/03 ............     400,000              400,176
 Cox Communications, Inc.
    6.15%, 8/1/03 .............     750,000              768,375
 TCA Cable TV, Inc.
    6.53%, 2/1/28 .............     600,000              610,631
 Tele-Communication, Inc.
    7.875%, 8/1/13 ............   1,000,000            1,170,248
                                                      ----------
                                                       3,150,191
                                                      ----------
    TOTAL TECHNOLOGY ..........                        4,040,867
                                                      ----------
 TOTAL LONG-TERM DEBT SECURITIES (95.4%)
    (Cost $98,333,501).........                       98,591,954
                                                      ----------
                                     NUMBER
                                       OF
                                     SHARES
                                  ------------
 PREFERRED STOCKS:
 CREDIT SENSITIVE (0.4%)
 FINANCIAL SERVICES (0.4%)
 Equity Residential Properties
    Trust
    (Cost $397,850)............      14,600              377,775
                                                      ----------




                                            PRINCIPAL          VALUE
                                              AMOUNT          (NOTE 1)
                                          -------------   ---------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (8.1%)
Enterprise Capital Funding
  5.30%, 1/29/99+ .....................   $4,400,000       $  4,381,862
Windmill Funding Corp.
  5.43%, 1/21/99+ .....................    4,000,000          3,987,933
                                                           ------------
                                                              8,369,795
                                                           ------------
U.S. GOVERNMENT AGENCIES (3.5%)
Federal Mortgage Corp.
  (Discount Note)
  4.50%, 1/4/99 .......................    3,600,000          3,598,650
                                                           ------------
TOTAL SHORT-TERM DEBT SECURITIES (11.6%)
  (Amortized Cost $11,968,446).........                      11,968,445
                                                           ------------
TOTAL INVESTMENTS (107.4%)
  (Cost/Amortized Cost
  $110,699,797)........................                     110,938,174
OTHER ASSETS
  LESS LIABILITIES (-7.4%) ............                      (7,611,934)
                                                           ------------
NET ASSETS (100%) .....................                    $103,326,240
                                                           ============

---------------------
+ Security exempt from registration under rule 144A of the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers. At December 31, 1998 these securities amounted to $9,410,079 or 9.11% of net assets.

(SS.) Illiquid security: is not actively traded

 - All, or a portion of securities held by broker as collateral for financial futures contracts.

      Glossary:
      TBA -- Security is subject to delayed delivery.

EQ ADVISORS TRUST
JPM CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998


--------------------------------------------------------------------------------
At December 31, 1998, the Portfolio had the following futures contracts open:
(Note 1)




                                NUMBER
                                  OF         AGGREGATE     EXPIRATION       UNREALIZED
PURCHASES:                    CONTRACTS     FACE VALUE        DATE        (DEPRECIATION)
--------------------------   -----------   ------------   ------------   ---------------
U.S. 5 Year Note .........         8        $  906,750    March `99         $  (9,548)
U.S. Long Bond ...........        17         2,172,281    March `99           (11,790)
                                                                            ---------
                                                                            $ (21,338)
                                                                            =========

At December 31, 1998 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)



                                              LOCAL
                                            CONTRACT       COST ON          U.S.$          UNREALIZED
                                             AMOUNT      ORIGINATION       CURRENT       APPRECIATION/
                                             (000'S)         DATE           VALUE        (DEPRECIATION)
                                           ----------   -------------   -------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
French Franc, expiring 2/12/99 .........   6,765         $1,226,071      $1,212,849        $ (13,222)
German Mark, expiring 2/12/99 ..........   2,231          1,355,312       1,341,539          (13,773)
FOREIGN CURRENCY SALE CONTRACTS
French Franc, expiring 2/12/99 .........   6,765          1,243,972       1,212,849           31,123
German Mark, expiring 2/12/99 ..........   2,231          1,386,770       1,341,539           45,231
                                                                                           ---------
                                                                                           $  49,359
                                                                                           =========

At December 31, 1998 the Portfolio had outstanding forward commitments as follows: (Note 1)




                                                     PROCEEDS ON                          UNREALIZED
         FORWARD SALES             PRINCIPAL      ORIGINATION DATE     CURRENT VALUE     APPRECIATION
------------------------------   -------------   ------------------   ---------------   -------------
FNMA TBA (Jan.) 6.50% 1/1/13      $2,320,000         $2,353,894          $2,335,219        $18,675
FNMA TBA (Jan.) 6.50% 1/1/28       2,140,000          2,156,719           2,154,039          2,680
                                                                                           -------
                                                                                           $21,355
                                                                                           =======

Investment security transactions for the year ended December 31, 1998 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $ 63,251,786
U.S. Government securities .............................     171,262,698
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      26,184,975
U.S. Government securities .............................     118,242,949

As of December 31, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........     $    665,029
Aggregate gross unrealized depreciation .........         (494,683)
                                                      ------------
Net unrealized appreciation .....................     $    170,346
                                                      ============
Federal income tax cost of investments ..........     $110,767,828
                                                      ============

At December 31, 1998, the Portfolio had loaned securities with a total value of
                           $1,366,471 which was secured by collateral of $1,381,000.





                       See Notes to Financial Statements.

EQ ADVISORS TRUST
LAZARD LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
COMMON STOCKS:
BASIC MATERIALS (1.6%)
CHEMICALS (0.8%)
E.I. Du Pont de Nemours & Co.                                              10,700                 $   567,769
                                                                                                  -----------
PAPER (0.8%)
Kimberly Clark Corp. ...................................................   11,500                     626,750
                                                                                                  -----------
  TOTAL BASIC MATERIALS ................................................                            1,194,519
                                                                                                  -----------
BUSINESS SERVICES (3.0%)
PRINTING, PUBLISHING,
  BROADCASTING (3.0%)
Gannett Co. ............................................................   17,800                   1,148,100
New York Times Co., Class A ............................................   30,900                   1,071,844
                                                                                                  -----------
  TOTAL BUSINESS SERVICES ..............................................                            2,219,944
                                                                                                  -----------
CAPITAL GOODS (8.4%)
AEROSPACE (3.6%)
Allied Signal, Inc. ....................................................    6,900                     305,756
British Aerospace (ADR) * ..............................................   13,700                     465,458
Gulfstream Aerospace Corp. * ...........................................   10,900                     580,425
United Technologies Corp. ..............................................   12,500                   1,359,375
                                                                                                  -----------
                                                                                                    2,711,014
                                                                                                  -----------
ELECTRICAL EQUIPMENT (3.1%)
FPL Group, Inc. ........................................................   14,000                     862,750
Honeywell, Inc. ........................................................   18,800                   1,415,875
                                                                                                  -----------
                                                                                                    2,278,625
                                                                                                  -----------
MACHINERY (1.7%)
Ingersoll-Rand Co. .....................................................   26,300                   1,234,456
                                                                                                  -----------
  TOTAL CAPITAL GOODS ..................................................                            6,224,095
                                                                                                  -----------
CONSUMER CYCLICALS (11.0%)
AUTO RELATED (1.7%)
Republic Industries, Inc. * ............................................   31,700                     467,575
TRW Inc. ...............................................................   14,900                     837,194
                                                                                                  -----------
                                                                                                    1,304,769
                                                                                                  -----------
AUTOS & TRUCKS (2.1%)
General Motors Corp. ...................................................   21,700                   1,552,906
                                                                                                  -----------
FOOD SERVICES, LODGING (1.2%)
ConAgra, Inc. ..........................................................   28,000                     882,000
                                                                                                  -----------
PHOTO & OPTICAL (1.2%)
Eastman Kodak Co. ......................................................   12,300                     885,600
                                                                                                  -----------
RETAIL--GENERAL (4.8%)
Federated Department
  Stores, Inc. * .......................................................   18,400                     801,550
Newell Co. .............................................................    7,900                     325,875
Office Depot, Inc. * ...................................................   27,200                   1,004,700
Sears Roebuck & Co. ....................................................   12,300                     522,750
TJX Cos., Inc. .........................................................   10,500                     304,500
Toys-R-Us, Inc. * ......................................................   38,000                     641,250
                                                                                                  -----------
                                                                                                    3,600,625
                                                                                                  -----------
  TOTAL CONSUMER CYCLICALS .............................................                            8,225,900
                                                                                                  -----------
CONSUMER NON-CYCLICALS (20.9%)
BEVERAGES (4.5%)
Diago plc (ADR) ........................................................   16,891                     781,208
Heineken N.V. (ADR) ....................................................   19,112                   1,150,791
PepsiCo, Inc. ..........................................................   34,800                   1,424,625
                                                                                                  -----------
                                                                                                    3,356,624
                                                                                                  -----------



                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
DRUGS (9.0%)
American Home Products Corp. ...........................................   38,200                 $ 2,151,138
Amgen, Inc.* ...........................................................   11,600                   1,212,925
Bristol-Myers Squibb Co. ...............................................   14,750                   1,973,734
Merck & Co., Inc. ......................................................    9,200                   1,358,725
                                                                                                  -----------
                                                                                                    6,696,522
                                                                                                  -----------
HOSPITAL SUPPLIES & SERVICES (1.0%)
Johnson & Johnson ......................................................    8,700                     729,712
                                                                                                  -----------
RETAIL--FOOD (1.3%)
McDonald's Corp. .......................................................   12,800                     980,800
                                                                                                  -----------
SOAPS & TOILETRIES (1.9%)
Procter & Gamble Co. ...................................................    3,400                     310,463
Unilever N.V. (NY Shares) ..............................................   13,200                   1,094,775
                                                                                                  -----------
                                                                                                    1,405,238
                                                                                                  -----------
TOBACCO (3.2%)
Philip Morris Cos., Inc. ...............................................   45,500                   2,434,250
                                                                                                  -----------
  TOTAL CONSUMER NON-CYCLICALS                                                                     15,603,146
                                                                                                  -----------
CREDIT SENSITIVE (28.6%)
BANKS (6.7%)
Chase Manhattan Corp. ..................................................   19,700                   1,340,831
Bank One Corp. .........................................................   19,300                     985,506
BankAmerica Corp. ......................................................   23,284                   1,399,951
First Union Corp. ......................................................   21,500                   1,307,469
                                                                                                  -----------
                                                                                                    5,033,757
                                                                                                  -----------
FINANCIAL SERVICES (5.9%)
American Express Co. ...................................................    5,500                     562,375
Citigroup, Inc. ........................................................   21,500                   1,064,250
Fleet Financial Group, Inc. ............................................   25,500                   1,139,531
Mellon Bank Corp. ......................................................   14,400                     990,000
Morgan Stanley Dean
  Witter & Co. .........................................................    8,900                     631,900
                                                                                                  -----------
                                                                                                    4,388,056
                                                                                                  -----------
INSURANCE (5.8%)
Aetna, Inc. ............................................................   15,400                   1,210,825
Allstate Corp. .........................................................   15,400                     594,825
Hartford Financial Services
  Group, Inc. ..........................................................   23,600                   1,295,050
Washington Mutual, Inc. ................................................   32,000                   1,222,000
                                                                                                  -----------
                                                                                                    4,322,700
                                                                                                  -----------
UTILITY--ELECTRIC (3.4%)
Consolidated Edison, Inc. ..............................................   15,900                     840,713
Duke Energy Corp. ......................................................    8,100                     518,906
Pacificorp .............................................................   38,000                     800,375
Southern Co. ...........................................................   13,200                     383,625
                                                                                                  -----------
                                                                                                    2,543,619
                                                                                                  -----------
UTILITY--TELEPHONE (6.8%)
AT&T Corp. .............................................................   31,900                   2,400,475
Bell Atlantic Corp. ....................................................   49,800                   2,639,400
                                                                                                  -----------
                                                                                                    5,039,875
                                                                                                  -----------
  TOTAL CREDIT SENSITIVE ...............................................                           21,328,007
                                                                                                  -----------
DIVERSIFIED (0.9%)
MISCELLANEOUS (0.9%)
Minnesota Mining &
  Manufacturing Co. ....................................................    8,900                     633,012
                                                                                                  -----------

EQ ADVISORS TRUST
LAZARD LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998


                                        NUMBER          VALUE
                                      OF SHARES       (NOTE 1)
                                     -----------   --------------
ENERGY (5.6%)
OIL--DOMESTIC (4.0%)
Chevron Corp. ....................       4,400      $   364,925
Exxon Corp. ......................      16,300        1,191,938
Mobil Corp. ......................      16,500        1,437,562
                                                    -----------
                                                      2,994,425
                                                    -----------
OIL--INTERNATIONAL (0.2%)
Noble Affiliates, Inc. ...........       6,700          164,987
                                                    -----------
OIL--SUPPLIES & CONSTRUCTION (0.5%)
Halliburton Co. ..................      12,700          376,238
                                                    -----------
RAILROADS (0.9%)
ABB AB (ADR) .....................      59,000          649,000
                                                    -----------
  TOTAL ENERGY ...................                    4,184,650
                                                    -----------
TECHNOLOGY (16.6%)
ELECTRONICS (3.7%)
Intel Corp. ......................      11,700        1,387,181
Texas Instruments, Inc. ..........      16,400        1,403,225
                                                    -----------
                                                      2,790,406
                                                    -----------
OFFICE EQUIPMENT (5.4%)
Circuit City Stores-Circuit
  City Group .....................      14,700          734,081
Hewlett Packard Co. ..............      23,100        1,578,019
International Business
  Machines Corp. .................       9,400        1,736,650
                                                    -----------
                                                      4,048,750
                                                    -----------
OFFICE EQUIPMENT SERVICES (2.5%)
First Data Corp. .................      32,900        1,042,519
NCR Corp. * ......................      19,500          814,125
                                                    -----------
                                                      1,856,644
                                                    -----------
TELECOMMUNICATIONS (5.0%)
Ameritech Corp. ..................      26,200        1,660,425
Motorola, Inc. ...................      11,300          690,006
SBC Communications, Inc. .........      25,300        1,356,713
                                                    -----------
                                                      3,707,144
                                                    -----------
  TOTAL TECHNOLOGY ...............                   12,402,944
                                                    -----------
TOTAL COMMON STOCKS (96.6%)
  (Cost $65,095,095) .............                   72,016,217
                                                    -----------

                                          PRINCIPAL          VALUE
                                            AMOUNT          (NOTE 1)
                                        -------------   ---------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENTS (5.5%)
U.S. Treasury Bill
  4/8/99
  (Cost/Amortized Cost
  $4,140,651)........................   $4,190,000       $  4,142,737
                                                         ------------
TOTAL INVESTMENTS (102.1%)
  (Cost/Amortized Cost
  $69,235,746).......................                      76,158,954
OTHER ASSETS
  LESS LIABILITIES (--2.1%) .........                      (1,571,305)
                                                         ------------
NET ASSETS (100%) ...................                    $ 74,587,649
                                                         ============





















----------
*     Non-income producing

     Glossary:
     ADR--American Depositary Receipt

EQ ADVISORS TRUST
LAZARD LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998

--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........  $ 77,993,260
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     9,925,808

As of December 31, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........  $  8,253,475
Aggregate gross unrealized depreciation ..........    (1,391,664)
                                                    ------------
Net unrealized appreciation ......................  $  6,861,811
                                                    ============
Federal income tax cost of investments ...........  $ 69,297,143
                                                    ============

At December 31, 1998, the Portfolio had loaned securities with a total value of
                           $1,496,396 which was secured by collateral of $1,512,300.

The Portfolio has a net capital loss carryforward of $475,091 which expires in the year 2006.







































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                                  NUMBER                VALUE
                                                 OF SHARES            (NOTE 1)
                                            ------------------   ------------------
COMMON STOCKS:
BASIC MATERIALS (4.3%)
CHEMICALS--SPECIALTY (2.2%)
A. Schulman, Inc. .......................   18,600               $  421,987
Ferro Corp. .............................   13,000                  338,000
H.B. Fuller Co. .........................    7,400                  356,125
                                                                 ----------
                                                                  1,116,112
                                                                 ----------
METALS & MINING (0.6%)
Wyman-Gordon Co.* .......................   30,000                  307,500
                                                                 ----------
PAPER (1.5%)
Albany International Corp.,
  Class A ...............................       39                      737
Chesapeake Corp. ........................    3,800                  140,125
Unisource Worldwide, Inc. ...............   37,300                  270,425
Wausau-Mosinee Paper Corp. ..............   21,100                  373,206
                                                                 ----------
                                                                    784,493
                                                                 ----------
  TOTAL BASIC MATERIALS .................                         2,208,105
                                                                 ----------
BUSINESS SERVICES (8.0%)
PRINTING, PUBLISHING,
  BROADCASTING (5.0%)
Banta Corp. .............................   26,100                  714,488
Bowne & Co. .............................   50,900                  909,838
Gibson Greetings, Inc.* .................   16,600                  197,125
Nielsen Media Research ..................   20,566                  370,188
World Color Press, Inc.* ................   11,400                  346,987
                                                                 ----------
                                                                  2,538,626
                                                                 ----------
PROFESSIONAL SERVICES (0.6%)
CDI Corp.* ..............................   14,500                  292,719
                                                                 ----------
TRUCKING, SHIPPING (2.4%)
CNF Transportation, Inc. ................   14,000                  525,875
Circle International Group, Inc. ........   22,200                  455,100
Pittston BAX Group ......................   22,200                  246,975
                                                                 ----------
                                                                  1,227,950
                                                                 ----------
  TOTAL BUSINESS SERVICES ...............                         4,059,295
                                                                 ----------
CAPITAL GOODS (20.2%)
BUILDING & CONSTRUCTION (3.5%)
Crane Co. ...............................   20,450                  617,334
Hussmann International, Inc. ............   21,300                  412,688
JLG Industries, Inc. ....................   36,600                  571,875
Kaufman & Broad Home Corp. ..............    6,000                  172,500
                                                                 ----------
                                                                  1,774,397
                                                                 ----------
BUILDING MATERIALS & FOREST
  PRODUCTS (3.7%)
Apogee Enterprises, Inc. ................   38,700                  435,375
Eagle Hardware & Garden, Inc.*              17,200                  559,000
Hughes Supply, Inc. .....................    9,500                  277,875
Lone Star Industries, Inc. ..............   15,800                  581,638
Martin Marietta Materials, Inc. .........      700                   43,531
                                                                 ----------
                                                                  1,897,419
                                                                 ----------
ELECTRICAL EQUIPMENT (8.4%)
Anixter International, Inc.* ............   39,700                  806,406
Belden, Inc. ............................   19,500                  413,156
Credence Systems Corp.* .................   28,600                  529,100
Harman International Industries,
  Inc. ..................................   13,000                  495,625
Lam Research Corp.* .....................   15,700                  279,656
MagneTek, Inc.* .........................   38,700                  447,469



                                                  NUMBER                VALUE
                                                 OF SHARES            (NOTE 1)
                                            ------------------   ------------------
Pittston Brink's Group ..................   14,700               $  468,562
Scotsman Industries, Inc. ...............   11,900                  244,694
Silicon Valley Group, Inc.* .............   10,600                  135,150
VLSI Technology, Inc.* ..................   44,800                  490,000
                                                                 ----------
                                                                  4,309,818
                                                                 ----------
MACHINERY (4.6%)
Aeroquip-Vickers, Inc. ..................    3,800                  113,763
Briggs & Stratton Corp. .................   14,100                  703,238
OmniQuip International, Inc. ............   19,300                  289,500
Regal-Beloit Corp. ......................   22,500                  517,500
Roper Industries, Inc. ..................   16,100                  328,037
Watts Industries, Inc., Class A .........   24,000                  399,000
                                                                 ----------
                                                                  2,351,038
                                                                 ----------
  TOTAL CAPITAL GOODS ...................                        10,332,672
                                                                 ----------
CONSUMER CYCLICALS (13.6%)
APPAREL & TEXTILES (1.2%)
Oakley, Inc.* ...........................   28,700                  270,856
Wet Seal, Inc., Class A* ................   12,000                  362,250
                                                                 ----------
                                                                    633,106
                                                                 ----------
AUTO RELATED (5.1%)
Borg-Warner Automotive, Inc. ............   11,000                  613,937
Budget Group, Inc.* .....................   28,100                  446,088
Dura Automotive Systems, Inc.* . ........    8,900                  303,713
Mark IV Industries, Inc. ................   33,600                  436,800
Tower Automotive* .......................   32,000                  798,000
                                                                 ----------
                                                                  2,598,538
                                                                 ----------
FOOD SERVICES, LODGING (0.7%)
Prime Hospitality Corp.* ................   33,900                  358,069
                                                                 ----------
HOUSEHOLD FURNITURE, APPLIANCES (3.3%)
Bassett Furniture Industries, Inc.          22,800                  550,050
Furniture Brands International,
  Inc.* .................................   22,800                  621,300
Pier 1 Imports, Inc. ....................   53,800                  521,188
                                                                 ----------
                                                                  1,692,538
                                                                 ----------
LEISURE RELATED (1.2%)
Polaris Industries, Inc. ................   15,100                  591,731
                                                                 ----------
RETAIL--GENERAL (2.1%)
Cole National Corp.* ....................   14,100                  241,463
Stride Rite Corp. .......................   37,100                  324,625
Talbots, Inc. ...........................   15,600                  489,450
                                                                 ----------
                                                                  1,055,538
                                                                 ----------
  TOTAL CONSUMER CYCLICALS ..............                         6,929,520
                                                                 ----------
CONSUMER NON-CYCLICALS (13.1%)
CONTAINERS (1.7%)
First Brands Corp. ......................   21,400                  843,962
                                                                 ----------
DRUGS (1.1%)
Perrigo Co.* ............................   61,800                  544,612
                                                                 ----------
FOODS (4.0%)
American Italian Pasta Co.,
  Class A* ..............................   18,000                  474,750
International Multifoods Corp. ..........    5,700                  147,131
Lance, Inc. .............................   18,300                  364,856
Ralcorp Holdings, Inc.* .................   22,900                  417,925
Vlasic Foods International, Inc.* . .....   27,500                  654,844
                                                                 ----------
                                                                  2,059,506
                                                                 ----------

EQ ADVISORS TRUST
LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                    NUMBER               VALUE
                                                   OF SHARES           (NOTE 1)
                                              ------------------   ----------------
  HOSPITAL SUPPLIES & SERVICES (4.0%)
  ADAC Laboratories* ......................    5,900               $  117,815
  Apria Healthcare Group, Inc.* ...........   51,900                  463,856
  Integrated Health Services, Inc.* . .....   11,400                  161,025
  Magellan Health Services, Inc.* .........   19,600                  164,150
  Sierra Health Services, Inc.* ...........   26,850                  565,528
  Sun Healthcare Group, Inc.* .............   25,600                  168,000
  Sunrise Medical, Inc.* ..................   20,200                  251,238
  West Co., Inc. ..........................    4,894                  174,655
                                                                   ----------
                                                                    2,066,267
                                                                   ----------
  RETAIL--FOOD (2.3%)
  General Nutrition Cos., Inc.* ...........   25,800                  419,250
  Lone Star Steakhouse & Saloon,
    Inc.* .................................   28,300                  260,006
  Ryan's Family Steak Houses,
    Inc.* .................................   39,200                  485,100
                                                                   ----------
                                                                    1,164,356
                                                                   ----------
    TOTAL CONSUMER NON-CYCLICALS                                    6,678,703
                                                                   ----------
  CREDIT SENSITIVE (21.0%)
  BANKS (3.2%)
  Astoria Financial Corp. .................   11,900                  544,425
  HUBCO, Inc. .............................   21,516                  648,170
  Southwest Bancorporation of
    Texas, Inc.* ..........................   15,400                  275,275
  Staten Island Bancorp, Inc. .............    7,900                  157,506
                                                                   ----------
                                                                    1,625,376
                                                                   ----------
  INSURANCE (7.9%)
  Arthur J. Gallagher & Co. ...............    8,600                  379,475
  Delphi Financial Group, Inc.,
    Class A* ..............................    5,228                  274,143
  E.W. Blanch Holdings, Inc. ..............   10,900                  517,069
  Enhance Financial Services
    Group, Inc. ...........................   18,000                  540,000
  Frontier Insurance Group, Inc. ..........   22,650                  291,619
  HCC Insurance Holdings, Inc. ............   21,700                  382,463
  Horace Mann Educators Corp. .............   14,000                  399,000
  NAC Re Corp. ............................   12,200                  572,637
  Orion Capital Corp. .....................    7,100                  282,669
  Reliance Group Holdings, Inc. ...........   31,900                  410,712
                                                                   ----------
                                                                    4,049,787
                                                                   ----------
  MORTGAGE RELATED (1.9%)
  Amerin Corp.* ...........................   18,300                  432,338
  Toll Brothers, Inc.* ....................   22,600                  509,912
                                                                   ----------
                                                                      942,250
                                                                   ----------
  REAL ESTATE (5.7%)
  Catellus Development Corp.* .............   30,300                  433,669
  Chateau Communities, Inc. ...............   15,900                  466,069
  FelCor Lodging Trust, Inc. ..............   22,700                  523,518
  Glenborough Realty Trust, Inc. ..........   27,600                  562,350



                                                    NUMBER               VALUE
                                                   OF SHARES           (NOTE 1)
                                              ------------------   ----------------
  JDN Realty Corp. ........................    3,500               $   75,469
  Kilroy Realty Corp. .....................   15,900                  365,700
  Mack-Cali Realty Corp. ..................   16,100                  497,087
                                                                   ----------
                                                                    2,923,862
                                                                   ----------
  UTILITY--ELECTRIC (1.1%)
  Calpine Corp.* ..........................   22,600                  570,650
                                                                   ----------
  UTILITY--GAS (1.2%)
  Sierra Pacific Resources ................   16,500                  627,000
                                                                   ----------
    TOTAL CREDIT SENSITIVE ................                        10,738,925
                                                                   ----------
  DIVERSIFIED (1.6%)
  MISCELLANEOUS (1.6%)
  ACX Technologies, Inc.* .................   16,500                  218,625
  Walter Industries, Inc.* ................   37,800                  578,813
                                                                   ----------
    TOTAL DIVERSIFIED .....................                           797,438
                                                                   ----------
  ENERGY (3.3%)
  OIL--DOMESTIC (1.9%)
  Barrett Resources Corp.* ................   20,200                  484,800
  Devon Energy Corp. ......................   14,900                  457,244
                                                                   ----------
                                                                      942,044
                                                                   ----------
  OIL--INTERNATIONAL (1.4%)
  Helmerich & Payne, Inc. .................   22,100                  428,187
  Vintage Petroleum, Inc. .................   33,700                  290,663
                                                                   ----------
                                                                      718,850
                                                                   ----------
    TOTAL ENERGY ..........................                         1,660,894
                                                                   ----------
  TECHNOLOGY (8.4%)
  ELECTRONICS (1.2%)
  Lattice Semiconductor Corp.* ............   13,100                  601,372
                                                                   ----------
  OFFICE EQUIPMENT (1.0%)
  Wang Laboratories, Inc.* ................   18,600                  516,150
                                                                   ----------
  OFFICE EQUIPMENT SERVICES (1.8%)
  Bell & Howell Co.* ......................   21,600                  816,750
  Tuboscope, Inc.* ........................   14,700                  119,438
                                                                   ----------
                                                                      936,188
                                                                   ----------
  TELECOMMUNICATIONS (4.4%)
  Allen Telecom, Inc.* ....................   35,800                  239,412
  Electronics for Imaging, Inc.* ..........   16,200                  651,037
  KEMET Corp.* ............................   38,300                  430,875
  Oak Industries, Inc.* ...................   13,600                  476,000
  Vanguard Cellular Systems, Inc.,
    Class A* ..............................   17,700                  456,881
                                                                   ----------
                                                                    2,254,205
                                                                   ----------
    TOTAL TECHNOLOGY ......................                         4,307,915
                                                                   ----------
  TOTAL COMMON STOCKS (93.5%)
    (Cost $48,954,616) ....................                        47,713,467
                                                                   ----------


EQ ADVISORS TRUST
LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998


                                          PRINCIPAL          VALUE
                                           AMOUNT          (NOTE 1)
                                       --------------   --------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (7.3%)
U.S. Treasury Bill
  4/8/99
  (Cost/Amortized Cost
  $3,710,905).......................   $ 3,755,000       $ 3,712,644
                                                         -----------
TOTAL INVESTMENTS (100.8%)
  (Cost/Amortized Cost
  $52,665,521)......................                      51,426,111
OTHER ASSETS
  LESS LIABILITIES (-0.8%) .........                        (380,446)
                                                         -----------
NET ASSETS (100%) ..................                     $51,045,665
                                                         ===========






----------
*     Non-income producing

EQ ADVISORS TRUST
LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998

--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $55,011,027
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      4,586,987

As of December 31, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........    $   4,102,118
Aggregate gross unrealized depreciation ..........       (5,420,137)
                                                      -------------
Net unrealized (depreciation) ....................    $  (1,318,019)
                                                      =============
Federal income tax cost of investments ...........    $  52,744,130
                                                      =============

At December 31, 1998, the Portfolio had loaned securities with a total value of
                           $3,931,926 which was secured by collateral of $3,983,725.

For the period from January 1, 1998 to December 31, 1998, the Portfolio incurred approximately $150 as brokerage commissions with Donaldson, Lufkin & Jenrette Securities Corp., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $597,372 which expires in the year 2006.



































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 1998

Note 1 Organization and Significant Accounting Policies

     EQ Advisors Trust (the "Trust") was organized as a Delaware business trust on October 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with eighteen diversified series portfolios and three non-diversified series portfolios (each a "Portfolio"). The diversified Portfolios include the Merrill Lynch Basic Value Equity Portfolio which commenced operations on May 1, 1997, MFS Emerging Growth Companies Portfolio which commenced operations on May 1, 1997, MFS Research Portfolio which commenced operations on May 1, 1997, EQ/Putnam Balanced Portfolio which commenced operations on May 1, 1997, EQ/Putnam Growth & Income Value Portfolio which commenced operations on May 1, 1997, EQ/ Putnam International Equity Portfolio which commenced operations on May 1, 1997, EQ/Putnam Investors Growth Portfolio which commenced operations on May 1, 1997, T. Rowe Price Equity Income Portfolio which commenced operations on May 1, 1997, T. Rowe Price International Stock Portfolio which commenced operations on May 1, 1997, Warburg Pincus Small Company Value Portfolio which commenced operations on May 1, 1997, BT Equity 500 Index Portfolio which received initial capital on December 31, 1997, BT International Equity Index Portfolio which received initial capital on December 31, 1997, BT Small Company Index Portfolio which received initial capital on December 31, 1997, JPM Core Bond Portfolio which received initial capital on December 31, 1997, Lazard Large Cap Value Portfolio which received initial capital on December 31, 1997, EQ/Evergreen Foundation Portfolio which received initial capital on December 31, 1998, EQ/Evergreen Portfolio which received initial capital on December 31, 1998 and the MFS Growth with Income Portfolio which received initial capital on December 31, 1998. The non-diversified Portfolios include the Merrill Lynch World Strategy Portfolio which commenced operations on May 1, 1997, Morgan Stanley Emerging Markets Equity Portfolio which commenced operations on August 20, 1997 and the Lazard Small Cap Value Portfolio which received initial capital on December 31, 1997. The Portfolios that received initial capital on December 31, 1997, commenced operations on January 1, 1998. The Portfolios that received initial capital on December 31, 1998, had no operations except the issuance of shares of Class IB Common Stock. Portfolios that received initial capital on December 31, 1998, commenced operations on January 1, 1999.

     The Trust has the right to issue two classes of shares, Class IA and Class IB. As of and during the year ended December 31, 1998, the Trust had Class IB shares outstanding for each Portfolio. On November 24, 1998, the Trust offered for sale Class IA shares for the MFS Emerging Growth Companies Portfolio, T. Rowe Price Equity Income Portfolio, Warburg Pincus Small Company Value Portfolio and the BT International Equity Index Portfolio. The Class IB shares are subject to distribution fees imposed under a distribution plan (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by The Equitable Life Assurance Society of the United States ("Equitable"), a wholly-owned subsidiary of The Equitable Companies Incorporated, and to the Equitable Investment Plan for Employees, Managers and Agents.

     The investment objectives of each Portfolio are as follows:

     Merrill Lynch Basic Value Equity Portfolio (advised by Merrill Lynch Asset Management, L.P.) -- Capital appreciation and, secondarily, income by investing in securities, primarily equities, that the Adviser (as defined below) of the Portfolio believes are undervalued and therefore represent basic investment value.

     Merrill Lynch World Strategy Portfolio (advised by Merrill Lynch Asset Management, L.P.) -- High total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of United States and foreign issuers.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998


     MFS Emerging Growth Companies Portfolio (advised by Massachusetts Financial Services Co.) -- Long-term capital growth.

     MFS Research Portfolio (advised by Massachusetts Financial Services Co.) -- Long-term growth of capital and future income.

     EQ/Putnam Balanced Portfolio (advised by Putnam Investment Management, Inc.) -- Balanced investment composed of a well-diversified portfolio of stocks and bonds that will produce both capital growth and current income.

     EQ/Putnam Growth & Income Value Portfolio (advised by Putnam Investment Management, Inc.) -- Capital growth. Current income is a secondary objective.

     EQ/Putnam International Equity Portfolio (advised by Putnam Investment Management, Inc.) -- Capital appreciation.

     EQ/Putnam Investors Growth Portfolio (advised by Putnam Investment Management, Inc.) -- Long-term growth of capital and any increased income that results from this growth.

     T. Rowe Price Equity Income Portfolio (advised by T. Rowe Price Associates, Inc.) -- Substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies.

     T. Rowe Price International Stock Portfolio (advised by Rowe Price-Fleming International, Inc.) -- Long-term growth of capital through investment primarily in common stocks of established non-United States companies.

     Warburg Pincus Small Company Value Portfolio (advised by Warburg Pincus Asset Management, Inc.) -- Long-term capital appreciation.

     Morgan Stanley Emerging Markets Equity Portfolio (advised by Morgan Stanley Asset Management, Inc.) -- Long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

     BT Equity 500 Index Portfolio (advised by Bankers Trust Co.) -- Replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the S&P 500 Index.

     BT International Equity Index Portfolio (advised by Bankers Trust Co.) -- Replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the MSCI EAFE Index.

     BT Small Company Index Portfolio (advised by Bankers Trust Co.) -- Replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index.

     JPM Core Bond Portfolio (advised by J.P. Morgan Investment Management Inc.) -- High total return consistent with moderate risk of capital and maintenance of liquidity.

     Lazard Large Cap Value Portfolio (advised by Lazard Asset Management) -- Capital appreciation by investing primarily in equity securities of companies with relatively large market capitalizations (i.e., companies sharing market capitalizations of at least 5 billion at the time of initial purchase that appear to the Adviser to be inexpensively priced relative to the return on total capital or equity.

     Lazard Small Cap Value Portfolio (advised by Lazard Asset Management) -- Capital appreciation by investing in equity securities of United States companies with small market capitalizations (i.e., companies in the range of companies represented in the Russell 2000 Index) that the Adviser considers inexpensively priced relative to the return on total capital or equity.

     EQ/Evergreen Foundation Portfolio (advised by Evergreen Asset Management Corp.) ---- Reasonable income, conservation of capital and capital appreciation (in order of priority).

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998


     EQ/Evergreen Portfolio (advised by Evergreen Asset Management Corp.) ---- Capital appreciation.

     MFS Growth with Income Portfolio (advised by Massachusetts Financial Services Co.) -- Reasonable current income and long-term growth of capital and income.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

     The following is a summary of the significant accounting policies of the
Trust:

Valuation:

     Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price on the primary exchange for such securities or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale occurs during the day, at a bid price estimated by a broker.

     Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

     Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks.

     Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

     Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day's sale price is used. However, if the bid price is higher or the asked price is lower than the previous last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued at fair value as determined in good faith by the Board of Trustees.

     Long-term corporate bonds are valued at a price obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, when such prices are not available, such bonds are valued at a bid price estimated by two brokers.

     U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted bid prices.

     Foreign securities not traded directly, or in American Depositary Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

     Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities that mature in more than 60 days are valued at representative quoted prices.

     Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

     Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

     Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value as determined in good faith by the Board of Trustees.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998


     Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees.

     Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily. Dividend income is recorded on the ex-dividend date.

     Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the investments sold.

     Expenses attributable to a single Portfolio are charged to that Portfolio. Expenses of the Trust not attributable to a single Portfolio are charged to each Portfolio in proportion to the average net assets of each Portfolio. Equitable pays substantially all operating expenses on behalf of the Trust for which Equitable is then reimbursed by the Trust.

     All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

     The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid price last quoted by a composite list of major U.S. banks at the following dates:

     (i) market value of investment securities, other assets and liabilities -- at the valuation date.

     (ii) purchase and sales of investment securities, income and expenses -- at the date of such transactions.

     The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

     Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations.

     The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Code") applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and, as such, the amounts and character may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for deferred organization costs, foreign currency transactions, post-October losses, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, each Portfolio will comply with the investment diversification requirements of Subchapter L of the Code applicable to segregated asset accounts.

     Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital at December 31, 1998 as follows:

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998



                                                                UNDISTRIBUTED
                                                              (OVERDISTRIBUTED)      ACCUMULATED        PAID
                                                                NET INVESTMENT      NET REALIZED         IN
PORTFOLIOS:                                                         INCOME           GAIN (LOSS)       CAPITAL
----------------------------------------------------------   -------------------   --------------   ------------
Merrill Lynch Basic Value Equity Portfolio ...............       $   12,572          $   (8,838)     $   (3,734)
Merrill Lynch World Strategy Portfolio ...................         (304,514)            312,021          (7,507)
MFS Emerging Growth Companies Portfolio ..................          757,001              12,052        (769,053)
MFS Research Portfolio ...................................           (9,613)             19,945         (10,332)
EQ/Putnam Balanced Portfolio .............................          (47,181)             57,523         (10,342)
EQ/Putnam Growth & Income Value Portfolio ................           13,420                  --         (13,420)
EQ/Putnam International Equity Portfolio .................           66,167             165,381        (231,548)
EQ/Putnam Investors Growth Portfolio .....................           11,042                  --         (11,042)
T. Rowe Price Equity Income Portfolio ....................            6,272               7,065         (13,337)
T. Rowe Price International Stock Portfolio ..............          288,759             (12,005)       (276,754)
Warburg Pincus Small Company Value Portfolio .............           42,064                  --         (42,064)
Morgan Stanley Emerging Markets Equity Portfolio .........         (147,673)            158,694         (11,021)
BT Equity 500 Index Portfolio ............................           15,853                  --         (15,853)
BT International Equity Index Portfolio ..................          283,331            (266,675)        (16,656)
BT Small Company Index Portfolio .........................           13,068                  --         (13,068)
JPM Core Bond Portfolio ..................................           (4,099)             44,341         (40,242)
Lazard Large Cap Value Portfolio .........................            9,751                  --          (9,751)
Lazard Small Cap Value Portfolio .........................            9,152                  --          (9,152)

     Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.


     Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the period from November 1, 1998 through December 31, 1998 the following Portfolios incurred and elected to defer until January 1, 1999 for U.S. Federal income tax purposes net capital and net currency losses as stated below:




                                                                 NET           NET
                                                              CURRENCY       CAPITAL
PORTFOLIOS:                                                    LOSSES        LOSSES
----------------------------------------------------------   ----------   ------------
Merrill Lynch World Strategy Portfolio ...................    $61,936     $ 112,098
EQ/Putnam Balanced Portfolio .............................     13,754            --
T. Rowe Price Equity Income Portfolio ....................         81            --
T. Rowe Price International Stock Portfolio ..............     29,137       162,172
Warburg Pincus Small Company Value Portfolio .............         --     4,998,460
Morgan Stanley Emerging Markets Equity Portfolio .........         --     1,409,492
BT International Equity Index Portfolio ..................         --        20,670
JPM Core Bond Portfolio ..................................         --        14,742

     Costs incurred by the Trust in connection with its organization have been allocated equally to and capitalized by each of the initial twelve Portfolios and are deferred and amortized on a straight line basis over a 60-month period from the date the Portfolios commenced operations. On December 31, 1997 an additional $188,040 in organizational costs were capitalized and allocated evenly among the BT Equity 500 Index Portfolio, BT International Equity Index Portfolio, BT Small Company Index Portfolio, JPM Core Bond Portfolio, Lazard Large Cap Value Portfolio and the Lazard Small Cap Value Portfolio in connection with their organization. Each of these Portfolios commenced operations on January 1, 1998.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998


     The Manager has elected to waive the obligations of the Trust under the Organizational Expense Reimbursement Agreement to reimburse and pay the Manager for organization expenses incurred with the formation of the EQ/Evergreen Foundation Portfolio, EQ/Evergreen Portfolio and MFS Growth with Income Portfolio.

     For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank The Chase Manhattan Bank ("Chase") acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders' fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal to the market value of the security loaned. Chase will indemnify each Portfolio from any loss resulting from a borrower's failure to return a loaned security when due. Chase invests the cash collateral and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At December 31, 1998, the cash collateral received by each Portfolio for securities loaned was invested by Chase in a money market fund and repurchase agreements in which each Portfolio had a pro-rata interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

     Each Portfolio except Merrill Lynch Basic Value Equity and Merrill Lynch World Strategy may enter into repurchase agreements with qualified and Board of Trustees approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on its cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

     All Portfolios (except for the MFS Research Portfolio and the Lazard Small Cap Value Portfolio) may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Each of the Portfolios (except for the MFS Research Portfolio, BT Equity 500 Index Portfolio, BT Small Company Index Portfolio, Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio and EQ/Evergreen Portfolio) may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998


call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.


Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:



     The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Each Portfolio (with the exception of the MFS Research Portfolio, the Lazard Large Cap Value Portfolio and the Lazard Small Cap Value Portfolio) may buy or sell futures contracts for the purpose of protecting its portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolio's securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt. At December 31, 1998 the BT International Equity Index Portfolio had restricted foreign cash in the amount of $610,292, which was held by the broker as collateral which is included in the foreign cash balance on the Statement of Assets and Liabilities. During the period the futures contracts are open, changes in the market price of the contract are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.


     Each Portfolio (except the Warburg Pincus Small Company Value Portfolio) may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if it holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if it enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases and sales are made through dealers, a Portfolio relies on the dealer to consummate the transactions. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price.


     Each of the Portfolios (except the BT Equity 500 Index Portfolio, BT Small Company Index Portfolio, Lazard Small Cap Value Portfolio and EQ/Evergreen Portfolio) may purchase foreign currency on a spot (or cash) basis. In addition, each of the Portfolios (except the MFS Research Portfolio, BT Equity 500 Index Portfolio, BT Small Company Index Portfolio, Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio and EQ/Evergreen Portfolio) may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. The Advisers, as defined below, may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging").

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998


Swaps:

     The Morgan Stanley Emerging Markets Equity Portfolio, BT International Equity Index Portfolio and JPM Core Bond Portfolio may each invest in swap contracts, which are derivatives in the form of a contract or other similar instrument to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees.

Market and Credit Risk:

     Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The contract amounts of these covered written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps reflect the extent of the Portfolio's exposure to off-balance sheet risk. The Portfolio bears the market risk which arises from any changes in security values. The credit risk for futures contracts is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward commitments, forward foreign currency exchange contracts and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the forward commitments or forward foreign currency exchange contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Management of the Trust

     The Trust has entered into an investment management agreement (the "Management Agreement") with EQ Financial Consultants, Inc. (the "Manager"), an indirect wholly-owned subsidiary of Equitable. The Management Agreement states that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) select and contract with investment advisers ("Advisers") to manage the investment operations and composition of each and every Portfolio; (iii) monitor the Advisers' investment programs and results; (iv) oversee compliance by the Trust with various Federal and state statutes; and (v) carry out the directives of the Board of Trustees. For its services under the Management Agreement, the Manager will receive an annual fee as a percentage of average daily net assets, for each of the Portfolios, calculated daily and payable quarterly as follows:
The fee is calculated based on an annual rate of:



   0.25% OF AVERAGE DAILY NET ASSETS OF THE
      BT Equity 500 Index Portfolio
      BT Small Company Index Portfolio
   0.35% OF AVERAGE DAILY NET ASSETS OF THE
      BT International Equity Index Portfolio
   0.45% OF AVERAGE DAILY NET ASSETS OF THE
      JPM Core Bond Portfolio
   0.55% OF AVERAGE DAILY NET ASSETS OF THE
      Merrill Lynch Basic Value Equity Portfolio
      MFS Emerging Growth Companies Portfolio

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998



      MFS Research Portfolio
      EQ/Putnam Balanced Portfolio
      EQ/Putnam Growth & Income Value Portfolio
      EQ/Putnam Investors Growth Portfolio
      T. Rowe Price Equity Income Portfolio
      Lazard Large Cap Value Portfolio
      MFS Growth with Income Portfolio
   0.63% OF AVERAGE DAILY NET ASSETS OF THE
      EQ/Evergreen Foundation Portfolio
   0.65% OF AVERAGE DAILY NET ASSETS OF THE
      Warburg Pincus Small Company Value Portfolio
   0.70% OF AVERAGE DAILY NET ASSETS OF THE
      Merrill Lynch World Strategy Portfolio
      EQ/Putnam International Equity Portfolio
   0.75% OF AVERAGE DAILY NET ASSETS OF THE
      T. Rowe Price International Stock Portfolio
      EQ/Evergreen Portfolio
   0.80% OF AVERAGE DAILY NET ASSETS OF THE
      Lazard Small Cap Value Portfolio
   1.15% OF AVERAGE DAILY NET ASSETS OF THE
      Morgan Stanley Emerging Markets Equity Portfolio

     On behalf of the Trust, the Manager has entered into investment advisory agreements ("Advisory Agreements") with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to:
(i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3 Administrative Fees

     The Trust has entered into an administrative agreement with Chase Global Funds Services Company ("Chase Global"), a corporate affiliate of Chase, pursuant to which Chase Global provides certain fund accounting, compliance and administrative services to the Trust. For such services, Chase Global receives compensation at the annual rate of 0.0525 of 1% of the total Trust assets, plus $25,000 for each Portfolio, until the total Trust assets reach $2.0 billion, and when the total Trust assets exceed $2.0 billion Chase Global receives:
0.0425 of 1% of the next $500 million of the total Trust assets; 0.035 of 1% of the next $2.0 billion of the total Trust assets; 0.025 of 1% of the next $1.0 billion of the total Trust assets; 0.015 of 1% of the next $2.5 billion of the total Trust assets; and 0.01 of 1% of the total Trust assets in excess of $8.0 billion; except that the annual fee payable to Chase Global with respect to any Portfolio which commences operation after July 1, 1997 and whose assets do not exceed $200 million shall be computed at the rate of 0.0525 of 1% of the Portfolio's total assets plus $25,000. Certain officers of the Trust are also officers of Chase Global.

Note 4 Custody Fees

     The Trust has entered into a Custody Agreement with Chase. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. Chase serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and Chase, Chase maintains and deposits in separate accounts, cash, securities and other assets of the Portfolios. Chase is also required, upon the order of the Trust, to deliver securities held by Chase, and to make payments for securities purchased by the Trust. Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998


Note 5 Distribution Plan


     The Trust has entered into distribution agreements with the Manager and Equitable Distributors, Inc. ("EDI"), an indirect wholly-owned subsidiary of Equitable (collectively, the "Distributors"), pursuant to which the Distributors will serve as the principal underwriters of the Class IA and Class IB shares of the Trust. Class IB shares are subject to distribution fees imposed pursuant to a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average net assets attributable to the Trust's Class IB shares. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average net assets attributable to the Trust's Class IB shares. The Trust's Class IA shares are not subject to such fees.


Note 6 Expense Limitation


     In the interest of limiting expenses of the Portfolios, the Manager has entered into an expense limitation agreement with the Trust, with respect to each Portfolio ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (excluding the 0.25% annual fee under the Trust's Class IB Distribution Plan) of each Portfolio are limited to:



   0.30% OF AVERAGE DAILY NET ASSETS OF THE
      BT Equity 500 Index Portfolio
   0.35% OF AVERAGE DAILY NET ASSETS OF THE
      BT Small Company Index Portfolio
   0.55% OF AVERAGE DAILY NET ASSETS OF THE
      BT International Equity Index Portfolio
      JPM Core Bond Portfolio
   0.60% OF AVERAGE DAILY NET ASSETS OF THE
      Merrill Lynch Basic Value Equity Portfolio
      MFS Emerging Growth Companies Portfolio
      MFS Research Portfolio
      EQ/Putnam Growth & Income Value Portfolio
      EQ/Putnam Investors Growth Portfolio
      T. Rowe Price Equity Income Portfolio
      MFS Growth with Income Portfolio
   0.65% OF AVERAGE DAILY NET ASSETS OF THE
      EQ/Putnam Balanced Portfolio
      Lazard Large Cap Value Portfolio
   0.70% OF AVERAGE DAILY NET ASSETS OF THE
      EQ/Evergreen Foundation Portfolio
   0.75% OF AVERAGE DAILY NET ASSETS OF THE
      Warburg Pincus Small Company Value Portfolio
   0.80% OF AVERAGE DAILY NET ASSETS OF THE
      EQ/Evergreen Portfolio
   0.95% OF AVERAGE DAILY NET ASSETS OF THE
      Merrill Lynch World Strategy Portfolio
      EQ/Putnam International Equity Portfolio
      T. Rowe Price International Stock Portfolio
      Lazard Small Cap Value Portfolio
   1.50% OF AVERAGE DAILY NET ASSETS OF THE
      Morgan Stanley Emerging Markets Equity Portfolio

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Concluded)
December 31, 1998


     Each Portfolio may at a later date reimburse to the Manager the management fees waived or other expenses assumed and paid for by the Manager pursuant to the Expense Limitation Agreement within the prior five fiscal years provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $100 million; (ii) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. At December 31, 1998, under the Expense Limitation Agreement, the total amount reimbursable to the Manager, which includes waivers of investment management fees and reimbursements from the Manager, was $7,062,513. The amount recoverable from each Portfolio is as follows:




PORTFOLIOS:                                                          AMOUNT
----------------------------------------------------------------- -----------
      Merrill Lynch Basic Value Equity Portfolio ................  $359,628
      Merrill Lynch World Strategy Portfolio ....................   220,231
      MFS Emerging Growth Companies Portfolio ...................   750,701
      MFS Research Portfolio ....................................   769,765
      EQ/Putnam Balanced Portfolio ..............................   307,718
      EQ/Putnam Growth & Income Value Portfolio .................   936,005
      EQ/Putnam International Equity Portfolio ..................   479,814
      EQ/Putnam Investors Growth Portfolio ......................   356,501
      T. Rowe Price Equity Income Portfolio .....................   589,044
      T. Rowe Price International Stock Portfolio ...............   580,455
      Warburg Pincus Small Company Value Portfolio ..............   520,044
      Morgan Stanley Emerging Markets Equity Portfolio ..........   302,586
      BT Equity 500 Index Portfolio .............................   232,207
      BT International Equity Index Portfolio ...................   180,103
      BT Small Company Index Portfolio ..........................   220,614
      JPM Core Bond Portfolio ...................................    86,241
      Lazard Large Cap Value Portfolio ..........................    87,559
      Lazard Small Cap Value Portfolio ..........................    83,297
      EQ/Evergreen Foundation Portfolio .........................        --
      EQ/Evergreen Portfolio ....................................        --
      MFS Growth with Income Portfolio ..........................        --

Note 7 Trustees Deferred Compensation Plan


     A deferred compensation plan for the benefit of the unaffiliated Trustees has been adopted by the Trust. Under the deferred compensation plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the deferred compensation plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee.

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS


MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO:


                                                                                       CLASS IB
                                                                        --------------------------------------
                                                                                               MAY 1, 1997*
                                                                             YEAR ENDED             TO
                                                                         DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                        ------------------- ------------------
Net asset value, beginning of period ..................................      $ 11.58            $  10.00
                                                                             -------            --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ................................................         0.12                0.06
 Net realized and unrealized gain (loss) on investments and foreign
   currency transactions ..............................................         1.21                1.64
                                                                             -------            --------
 Total from investment operations .....................................         1.33                1.70
                                                                             -------            --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .................................        ( 0.12)            ( 0.06)
 Distributions from realized gains ....................................        ( 0.43)            ( 0.05)
 Distributions in excess of realized gains ............................            --             ( 0.01)
                                                                             --------           --------
 Total dividends and distributions ....................................        ( 0.55)            ( 0.12)
                                                                             --------           --------
Net asset value, end of period ........................................      $ 12.36            $  11.58
                                                                             ========           ========
Total return ..........................................................         11.59%             16.99%(b)
                                                                             ========           ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .....................................      $174,104           $ 49,495
Ratio of expenses to average net assets after waivers .................          0.85%              0.85%(a)
Ratio of expenses to average net assets before
 waivers (Note 6) .....................................................          1.06%              1.89%(a)
Ratio of net investment income to average net assets
 after waivers ........................................................          1.41%              1.91%(a)
Ratio of net investment income to average net assets before waivers
 (Note 6) .............................................................          1.20%              0.87%(a)
Portfolio turnover rate ...............................................            83%                25%
 Effect of voluntary expense limitation during the
   period: (Note 6)
   Per share benefit to net investment income .........................      $  0.02            $   0.03

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

MERRILL LYNCH WORLD STRATEGY PORTFOLIO:


                                                                                        CLASS IB
                                                                         --------------------------------------
                                                                                                MAY 1, 1997*
                                                                              YEAR ENDED             TO
                                                                          DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                         ------------------- ------------------
Net asset value, beginning of period ...................................       $ 10.31           $  10.00
                                                                               -------           --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................................          0.15               0.08
 Net realized and unrealized gain (loss) on investments and foreign
   currency transactions ...............................................          0.55               0.39
                                                                               -------           --------
 Total from investment operations ......................................          0.70               0.47
                                                                               -------           --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..................................        ( 0.04)            ( 0.05)
 Dividends in excess of net investment income ..........................        ( 0.04)                --
 Distributions from realized gains .....................................            --                 --
 Distributions in excess of realized gains .............................            --             ( 0.11)
                                                                               -------           --------
 Total dividends and distributions .....................................        ( 0.08)            ( 0.16)
                                                                               -------           --------
Net asset value, end of period .........................................       $ 10.93           $  10.31
                                                                               =======           ========
Total return ...........................................................          6.81%              4.70%(b)
                                                                               =======           ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................................       $30,631           $ 18,210
Ratio of expenses to average net assets after waivers ..................          1.20%              1.20%(a)
Ratio of expenses to average net assets before
 waivers (Note 6) ......................................................          1.61%              3.05%(a)
Ratio of net investment income to average net assets after waivers .....          1.63%              1.89%(a)
Ratio of net investment income to average net assets before waivers
 (Note 6) ..............................................................          1.22%              0.04%(a)
Portfolio turnover rate ................................................           115%                58%
 Effect of voluntary expense limitation during the
   period: (Note 6)
   Per share benefit to net investment income ..........................       $  0.04           $   0.08

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

MFS EMERGING GROWTH COMPANIES PORTFOLIO:


                                                                         CLASS IA                        CLASS IB
                                                                ------------------------- --------------------------------------
                                                                    NOVEMBER 24, 1998*                           MAY 1, 1997*
                                                                            TO                 YEAR ENDED             TO
                                                                    DECEMBER 31, 1998      DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                ------------------------- ------------------- ------------------
Net asset value, beginning of period ..........................           $ 14.18             $   11.92          $   10.00
                                                                          -------             ---------          ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................              --                  ( 0.03)              0.02
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions ..........................             1.86                   4.15               2.21
                                                                          -------             ---------          ---------
 Total from investment operations .............................             1.86                   4.12               2.23
                                                                          -------             ---------          ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................              --                      --             ( 0.02)
 Dividends in excess of net investment income .................              --                      --                 --
 Distributions from realized gains ............................              --                      --             ( 0.18)
 Distributions in excess of realized gains ....................              --                      --             ( 0.11)
                                                                          -------             ---------          ---------
 Total dividends and distributions ............................              --                      --             ( 0.31)
                                                                          -------             ---------          ---------
Net asset value, end of period ................................           $ 16.04             $   16.04          $   11.92
                                                                          =======             =========          =========
Total return ..................................................         13.12%(b)                 34.57%             22.42%(b)
                                                                       ==========             =========          =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................        $5,978                 $ 461,307          $  99,317
Ratio of expenses to average net assets after waivers .........       0.60%(a)(1)                  0.85%(1)           0.85%(a)
Ratio of expenses to average net assets before waivers
 (Note 6) .....................................................       0.79%(a)(1)                  1.04%(1)           1.82%(a)
Ratio of net investment income to average net assets after
 waivers ......................................................      (0.05)%(a)(1)                (0.30)%(1)          0.61%(a)
Ratio of net investment income to average net assets before
 waivers (Note 6) .............................................    ( 0.24)%(a)(1)                ( 0.49)%(1)        ( 0.36)%(a)
Portfolio turnover rate .......................................       79%                            79%               116%
 Effect of voluntary expense limitation during the period:
   (Note 6)
   Per share benefit to net investment income .................    $   --                     $    0.02          $    0.04

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

MFS RESEARCH PORTFOLIO:


                                                                                        CLASS IB
                                                                         --------------------------------------
                                                                                                MAY 1, 1997*
                                                                              YEAR ENDED             TO
                                                                          DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                         ------------------- ------------------
Net asset value, beginning of period ...................................      $ 11.48           $   10.00
                                                                              -------           ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................................         0.04                0.02
 Net realized and unrealized gain (loss) on investments and foreign
   currency transactions ...............................................         2.73                1.58
                                                                              -------           ---------
 Total from investment operations ......................................         2.77                1.60
                                                                              -------           ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..................................        (0.04)             ( 0.02)
 Dividends in excess of net investment income ..........................           --                  --
 Distributions from realized gains .....................................           --              ( 0.01)
 Distributions in excess of realized gains .............................           --              ( 0.09)
                                                                              --------          ---------
 Total dividends and distributions .....................................        (0.04)             ( 0.12)
                                                                              --------          ---------
Net asset value, end of period .........................................      $ 14.21           $   11.48
                                                                              ========          =========
Total return ...........................................................        24.11%              16.07%(b)
                                                                              ========          =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................................     $407,619           $ 114,754
Ratio of expenses to average net assets after waivers ..................         0.85%               0.85%(a)
Ratio of expenses to average net assets before waivers (Note 6) ........         1.05%               1.78%(a)
Ratio of net investment income to average net assets after waivers .....         0.44%               0.65%(a)
Ratio of net investment income to average net assets before waivers
 (Note 6) ..............................................................         0.24%             ( 0.28)%(a)
Portfolio turnover rate ................................................           73%                51%
 Effect of voluntary expense limitation during the period: (Note 6)
   Per share benefit to net investment income ..........................      $  0.02           $    0.03

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

EQ/PUTNAM BALANCED PORTFOLIO:


                                                                                        CLASS IB
                                                                         --------------------------------------
                                                                                                MAY 1, 1997*
                                                                              YEAR ENDED             TO
                                                                          DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                         ------------------- ------------------
Net asset value, beginning of period ...................................       $ 11.21           $  10.00
                                                                               -------           --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................................         0.25                0.14
 Net realized and unrealized gain (loss) on investments and foreign
   currency transactions ...............................................         1.08                1.30
                                                                               -------           --------
 Total from investment operations ......................................         1.33                1.44
                                                                               -------           --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..................................        ( 0.23)            ( 0.13)
 Dividends in excess of net investment income ..........................            --             ( 0.01)
 Distributions from realized gains .....................................        ( 0.15)            ( 0.09)
                                                                               -------           --------
 Total dividends and distributions .....................................        ( 0.38)            ( 0.23)
                                                                               -------           --------
Net asset value, end of period .........................................       $ 12.16           $  11.21
                                                                               =======           ========
Total return ...........................................................         11.92%             14.38%(b)
                                                                               =======           ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................................       $75,977           $ 25,854
Ratio of expenses to average net assets after waivers ..................          0.90%              0.90%(a)
Ratio of expenses to average net assets before waivers (Note 6) ........          1.25%              2.55%(a)
Ratio of net investment income to average net assets after waivers .....          2.88%              3.19%(a)
Ratio of net investment income to average net assets before waivers
 (Note 6) ..............................................................          2.53%              1.54%(a)
Portfolio turnover rate ................................................           135%               117%
 Effect of voluntary expense limitation during the period: (Note 6)
   Per share benefit to net investment income ..........................       $  0.03           $   0.07

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO:


                                                                                        CLASS IB
                                                                         --------------------------------------
                                                                                                MAY 1, 1997*
                                                                              YEAR ENDED             TO
                                                                          DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                         ------------------- ------------------
Net asset value, beginning of period ...................................      $ 11.52            $  10.00
                                                                              -------            --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................................         0.11                0.06
 Net realized and unrealized gain (loss) on investments and foreign
   currency transactions ...............................................         1.35                1.56
                                                                              -------            --------
 Total from investment operations ......................................         1.46                1.62
                                                                              -------            --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..................................        ( 0.11)            ( 0.06)
 Dividends in excess of net investment income ..........................            --                 --
 Distributions from realized gains .....................................            --             ( 0.01)
 Distributions in excess of realized gains .............................        ( 0.10)            ( 0.03)
                                                                              --------           --------
 Total dividends and distributions .....................................        ( 0.21)            ( 0.10)
                                                                              --------           --------
Net asset value, end of period .........................................      $ 12.77            $  11.52
                                                                              ========           ========
Total return ...........................................................         12.75%             16.23%(b)
                                                                              ========           ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................................      $460,744           $150,260
Ratio of expenses to average net assets after waivers ..................          0.85%              0.85%(a)
Ratio of expenses to average net assets before waivers (Note 6) ........          1.04%              1.75%(a)
Ratio of net investment income to average net assets after waivers .....          1.30%              1.67%(a)
Ratio of net investment income to average net assets before waivers
 (Note 6) ..............................................................          1.11%              0.77%(a)
Portfolio turnover rate ................................................            74%                61%
 Effect of voluntary expense limitation during the period: (Note 6)
   Per share benefit to net investment income ..........................      $  0.02            $   0.03

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO:


                                                                                        CLASS IB
                                                                         --------------------------------------
                                                                                                MAY 1, 1997*
                                                                              YEAR ENDED             TO
                                                                          DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                         ------------------- ------------------
Net asset value, beginning of period ...................................      $ 10.89           $   10.00
                                                                              -------           ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................................         0.05                0.03
 Net realized and unrealized gain (loss) on investments and foreign
   currency transactions ...............................................         2.07                0.93
                                                                              -------           ---------
 Total from investment operations ......................................         2.12                0.96
                                                                              -------           ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..................................            --             ( 0.02)
 Distributions from realized gains .....................................            --             ( 0.01)
 Distributions in excess of realized gains .............................            --             ( 0.04)
                                                                              --------          ---------
 Total dividends and distributions .....................................            --             ( 0.07)
                                                                              --------          ---------
Net asset value, end of period .........................................      $ 13.01           $   10.89
                                                                              ========          =========
Total return ...........................................................         19.51%              9.58%(b)
                                                                              ========          =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................................      $143,721          $  55,178
Ratio of expenses to average net assets after waivers ..................          1.20%              1.20%(a)
Ratio of expenses to average net assets before waivers (Note 6) ........          1.46%              2.53%(a)
Ratio of net investment income to average net assets after waivers .....          0.64%              0.74%(a)
Ratio of net investment income to average net assets before waivers
 (Note 6) ..............................................................          0.38%            ( 0.59)%(a)
Portfolio turnover rate ................................................            94%                43%
 Effect of voluntary expense limitation during the period: (Note 6)
   Per share benefit to net investment income ..........................      $  0.02           $    0.05

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

EQ/PUTNAM INVESTORS GROWTH PORTFOLIO:


                                                                                        CLASS IB
                                                                         --------------------------------------
                                                                                                MAY 1, 1997*
                                                                              YEAR ENDED             TO
                                                                          DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                         ------------------- ------------------
Net asset value, beginning of period ...................................       $ 12.33          $   10.00
                                                                               -------          ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................................          0.01               0.02
 Net realized and unrealized gain (loss) on investments and foreign
   currency transactions ...............................................          4.46               2.45
                                                                               -------          ---------
 Total from investment operations ......................................          4.47               2.47
                                                                               -------          ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..................................        ( 0.01)            ( 0.03)
 Distributions from realized gains .....................................            --             ( 0.04)
 Distributions in excess of realized gains .............................            --             ( 0.07)
                                                                               -------          ---------
 Total dividends and distributions .....................................        ( 0.01)            ( 0.14)
                                                                               -------          ---------
Net asset value, end of period .........................................       $ 16.79          $   12.33
                                                                               =======          =========
Total return ...........................................................         36.27%             24.70%(b)
                                                                               =======          =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................................       $175,015         $  39,695
Ratio of expenses to average net assets after waivers ..................          0.85%              0.85%(a)
Ratio of expenses to average net assets before waivers (Note 6) ........          1.09%              2.13%(a)
Ratio of net investment income to average net assets after waivers .....          0.14%              0.58%(a)
Ratio of net investment income to average net assets before waivers
 (Note 6) ..............................................................        ( 0.10)%           ( 0.70)%(a)
Portfolio turnover rate ................................................            64%                47%
 Effect of voluntary expense limitation during the period: (Note 6)
   Per share benefit to net investment income ..........................       $  0.02          $    0.05

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

T. ROWE PRICE EQUITY INCOME PORTFOLIO:


                                                                       CLASS IA                       CLASS IB
                                                                ---------------------- --------------------------------------
                                                                  NOVEMBER 24, 1998*                          MAY 1, 1997*
                                                                          TO                YEAR ENDED             TO
                                                                   DECEMBER 31, 1998    DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                ---------------------- ------------------- ------------------
Net asset value, beginning of period ..........................     $    13.22              $  12.08           $  10.00
                                                                    ----------              --------           --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................           0.06                  0.22               0.10
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions ..........................         ( 0.09)+                0.87               2.11
                                                                    ----------              --------           --------
 Total from investment operations .............................         ( 0.03)                 1.09               2.21
                                                                    ----------              --------           --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................         ( 0.24)               ( 0.22)            ( 0.09)
 Distributions from realized gains ............................         ( 0.28)               ( 0.28)            ( 0.04)
                                                                    ----------              --------           --------
 Total dividends and distributions ............................         ( 0.52)               ( 0.50)            ( 0.13)
                                                                    ----------              --------           --------
Net asset value, end of period ................................     $    12.67              $  12.67           $  12.08
                                                                    ==========              ========           ========
Total return ..................................................         ( 2.21)%(b)             9.11%             22.11%(b)
                                                                    ==========              ========           ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................     $    2,415              $242,001           $ 99,947
Ratio of expenses to average net assets after waivers .........           0.60%(a)(1)           0.85%(1)           0.85%(a)
Ratio of expenses to average net assets before waivers
 (Note 6) .....................................................           0.79%(a)(1)           1.04%(1)           1.74%(a)
Ratio of net investment income to average net assets after
 waivers ......................................................           2.45%(a)(1)           2.20%(1)           2.49%(a)
Ratio of net investment income to average net assets before
 waivers (Note 6) .............................................           2.26%(a)(1)           2.01%(1)           1.60%(a)
Portfolio turnover rate .......................................             17%                   17%                 9%
 Effect of voluntary expense limitation during the period:
   (Note 6)
   Per share benefit to net investment income .................     $     0.03              $   0.02           $   0.03

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO:


                                                                                        CLASS IB
                                                                         --------------------------------------
                                                                                                MAY 1, 1997*
                                                                              YEAR ENDED             TO
                                                                          DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                         ------------------- ------------------
Net asset value, beginning of period ...................................      $  9.85           $   10.00
                                                                              -------           ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................................         0.06                0.02
 Net realized and unrealized gain (loss) on investments and foreign
   currency transactions ...............................................         1.28              ( 0.17)
                                                                              -------           ---------
 Total from investment operations ......................................         1.34              ( 0.15)
                                                                              -------           ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..................................        ( 0.07)                --
 Dividends in excess of net investment income ..........................        ( 0.02)                --
 Distributions in excess of realized gains .............................            --                 --
                                                                              --------          ---------
 Total dividends and distributions .....................................        ( 0.09)                --
                                                                              --------          ---------
Net asset value, end of period .........................................      $ 11.10           $    9.85
                                                                              ========          =========
Total return ...........................................................         13.68%            ( 1.49)%(b)
                                                                              ========          =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................................      $134,653          $  69,572
Ratio of expenses to average net assets after waivers ..................          1.20%              1.20%(a)
Ratio of expenses to average net assets before waivers (Note 6) ........          1.40%              2.56%(a)
Ratio of net investment income to average net assets after waivers .....          0.67%              0.45%(a)
Ratio of net investment income to average net assets before waivers
 (Note 6) ..............................................................          0.47%            ( 0.91)%(a)
Portfolio turnover rate ................................................            22%                17%
 Effect of voluntary expense limitation during the period: (Note 6)
   Per share benefit to net investment income ..........................      $  0.02           $    0.05

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO:


                                                                       CLASS IA                       CLASS IB
                                                                ---------------------- --------------------------------------
                                                                  NOVEMBER 24, 1998*                          MAY 1, 1997*
                                                                          TO                YEAR ENDED             TO
                                                                   DECEMBER 31, 1998    DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                ---------------------- ------------------- ------------------
Net asset value, beginning of period ..........................     $    10.40             $   11.85          $   10.00
                                                                    ----------             ---------          ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................           0.03                  0.05               0.01
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions ..........................          0.23 +               ( 1.24)              1.90
                                                                    ----------             ---------          ---------
 Total from investment operations .............................           0.26                ( 1.19)              1.91
                                                                    ----------             ---------          ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................         ( 0.06)               ( 0.04)            ( 0.01)
 Distributions in excess of realized gains ....................             --                    --             ( 0.05)
 Return of capital distributions ..............................         ( 0.01)               ( 0.01)                --
                                                                    ----------             ---------          ---------
 Total dividends and distributions ............................         ( 0.07)               ( 0.05)            ( 0.06)
                                                                    ----------             ---------          ---------
Net asset value, end of period ................................     $    10.59             $   10.61          $   11.85
                                                                    ==========             =========          =========
Total return ..................................................           2.63%(b)            (10.02)%            19.15%(b)
                                                                    ==========             =========          =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................     $      747             $ 166,746          $ 120,880
Ratio of expenses to average net assets after waivers .........           0.75%(a)(1)           1.00%(1)           1.00%(a)
Ratio of expenses to average net assets before waivers
 (Note 6) .....................................................           0.92%(a)(1)           1.17%(1)           1.70%(a)
Ratio of net investment income to average net assets after
 waivers ......................................................           0.72%(a)(1)           0.47%(1)           0.26%(a)
Ratio of net investment income to average net assets before
 waivers (Note 6) .............................................           0.55%(a)(1)           0.30%(1)         ( 0.44)%(a)
Portfolio turnover rate .......................................            111%                  111%                44%
 Effect of voluntary expense limitation during the period:
   (Note 6)
   Per share benefit to net investment income .................     $     0.17             $    0.02          $    0.03

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO:


                                                                                           CLASS IB
                                                                            --------------------------------------
                                                                                                 AUGUST 20, 1997*
                                                                                 YEAR ENDED             TO
                                                                             DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                            ------------------- ------------------
Net asset value, beginning of period ......................................    $   7.96            $    10.00
                                                                               ---------           ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................................        0.03                  0.04
 Net realized and unrealized (loss) on investments and foreign currency
   transactions ...........................................................       (2.18)                (2.06)
                                                                               ----------          ----------
 Total from investment operations .........................................       (2.15)                (2.02)
                                                                               ----------          ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....................................       (0.02)                (0.02)
                                                                               ----------          ----------
 Total dividends and distributions ........................................       (0.02)                (0.02)
                                                                               ----------          ----------
Net asset value, end of period ............................................    $   5.79            $     7.96
                                                                               ==========          ==========
Total return ..............................................................      (27.10)%              (20.16)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........................................    $ 41,359            $   21,433
Ratio of expenses to average net assets after waivers .....................        1.81%                 1.75%(a)
Ratio of expenses to average net assets before waivers (Note 6) ...........        2.63%                 2.61%(a)
Ratio of net investment income to average net assets after waivers ........        0.73%                 1.96%(a)
Ratio of net investment income to average net assets before waivers
 (Note 6) .................................................................       (0.09)%                1.10%(a)
Portfolio turnover rate ...................................................         114%                   25%
 Effect of voluntary expense limitation during the period: (Note 6)
   Per share benefit to net investment income .............................    $   0.03            $     0.02

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

BT EQUITY 500 INDEX PORTFOLIO:**


                                                                                                CLASS IB
                                                                                           ------------------
                                                                                               YEAR ENDED
                                                                                            DECEMBER 31, 1998
                                                                                           ------------------
Net asset value, beginning of period ...................................................       $  10.00
                                                                                               --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................................................           0.06
 Net realized and unrealized gain on investments and foreign currency transactions .....           2.45
                                                                                               --------
 Total from investment operations ......................................................           2.51
                                                                                               --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..................................................          (0.06)
                                                                                               --------
 Total dividends and distributions .....................................................          (0.06)
                                                                                               --------
Net asset value, end of period .........................................................       $  12.45
                                                                                               ========
Total return ...........................................................................          25.14%
                                                                                               ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................................................       $224,247
Ratio of expenses to average net assets after waivers ..................................           0.55%
Ratio of expenses to average net assets before waivers (Note 6) ........................           0.83%
Ratio of net investment income to average net assets after waivers .....................           1.22%
Ratio of net investment income to average net assets before waivers (Note 6) ...........           0.94%
Portfolio turnover rate ................................................................              2%
 Effect of voluntary expense limitation during the period: (Note 6)
   Per share benefit to net investment income ..........................................       $   0.01

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

BT INTERNATIONAL EQUITY INDEX PORTFOLIO:**


                                                                              CLASS IA             CLASS IB
                                                                       ---------------------- ------------------
                                                                         NOVEMBER 24, 1998*
                                                                                 TO               YEAR ENDED
                                                                          DECEMBER 31, 1998    DECEMBER 31, 1998
                                                                       ---------------------- ------------------
Net asset value, beginning of period .................................     $    11.67             $  10.00
                                                                           ----------             --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...............................................           0.03                 0.08
 Net realized and unrealized gain on investments and foreign currency
   transactions ......................................................           0.31                 1.92
                                                                           ----------             --------
 Total from investment operations ....................................           0.34                 2.00
                                                                           ----------             --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ................................         ( 0.17)              ( 0.15)
                                                                           ----------             --------
 Total dividends and distributions ...................................         ( 0.17)              ( 0.15)
                                                                           ----------             --------
Net asset value, end of period .......................................     $    11.84             $  11.85
                                                                           ==========             ========
Total return .........................................................           2.94%(b)            20.07%
                                                                           ==========             ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................................     $      735             $ 48,075
Ratio of expenses to average net assets after waivers ................           0.59%(a)(1)          0.84%(1)
Ratio of expenses to average net assets before waivers (Note 6) ......           1.24%(a)(1)          1.49%(1)
Ratio of net investment income to average net assets after waivers ...           1.36%(a)(1)          1.11%(1)
Ratio of net investment income to average net assets before waivers
 (Note 6) ............................................................           0.71%(a)(1)          0.46%(1)
Portfolio turnover rate ..............................................              3%                   3%
 Effect of voluntary expense limitation during the period: (Note 6)
   Per share benefit to net investment income ........................     $     0.26             $   0.05

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

BT SMALL COMPANY INDEX PORTFOLIO:**


                                                                                                  CLASS IB
                                                                                             ------------------
                                                                                                 YEAR ENDED
                                                                                              DECEMBER 31, 1998
                                                                                             ------------------
Net asset value, beginning of period .....................................................        $ 10.00
                                                                                                  -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................           0.07
 Net realized and unrealized (loss) on investments and foreign currency transactions .....          (0.30)
                                                                                                  -------
 Total from investment operations ........................................................          (0.23)
                                                                                                  -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................          (0.07)
 Distributions from realized gains .......................................................          (0.13)
 Distributions in excess of realized gains ...............................................          (0.01)
                                                                                                  -------
 Total dividends and distributions .......................................................          (0.21)
                                                                                                  -------
Net asset value, end of period ...........................................................        $  9.56
                                                                                                  =======
Total return .............................................................................          (2.27)%
                                                                                                  =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................        $32,609
Ratio of expenses to average net assets after waivers ....................................           0.60%
Ratio of expenses to average net assets before waivers (Note 6) ..........................           1.81%
Ratio of net investment income to average net assets after waivers .......................           1.18%
Ratio of net investment income to average net assets before waivers (Note 6) .............          (0.03)%
Portfolio turnover rate ..................................................................             35%
 Effect of voluntary expense limitation during the period: (Note 6)
   Per share benefit to net investment income ............................................        $  0.07

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

JPM CORE BOND PORTFOLIO:**


                                                                                                CLASS IB
                                                                                           ------------------
                                                                                               YEAR ENDED
                                                                                            DECEMBER 31, 1998
                                                                                           ------------------
Net asset value, beginning of period ...................................................       $  10.00
                                                                                               --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................................................           0.21
 Net realized and unrealized gain on investments and foreign currency transactions .....           0.70
                                                                                               --------
 Total from investment operations ......................................................           0.91
                                                                                               --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..................................................          (0.21)
 Dividends in excess of net investment income ..........................................          (0.01)
 Distributions from realized gains .....................................................          (0.11)
 Distributions in excess of realized gains .............................................          (0.01)
                                                                                               --------
 Total dividends and distributions .....................................................          (0.34)
                                                                                               --------
Net asset value, end of period .........................................................       $  10.57
                                                                                               ========
Total return ...........................................................................           9.02%
                                                                                               ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................................................       $103,326
Ratio of expenses to average net assets after waivers ..................................           0.80%
Ratio of expenses to average net assets before waivers (Note 6) ........................           1.03%
Ratio of net investment income to average net assets after waivers .....................           4.95%
Ratio of net investment income to average net assets before waivers (Note 6) ...........           4.72%
Portfolio turnover rate ................................................................            428%
 Effect of voluntary expense limitation during the period: (Note 6)
   Per share benefit to net investment income ..........................................       $   0.01

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

LAZARD LARGE CAP VALUE PORTFOLIO:**


                                                                                          CLASS IB
                                                                                     ------------------
                                                                                         YEAR ENDED
                                                                                      DECEMBER 31, 1998
                                                                                     ------------------
Net asset value, beginning of period .............................................        $ 10.00
                                                                                          -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........................................................           0.06
 Net realized and unrealized gain (loss) on investments and foreign currency
   transactions ..................................................................           1.94
                                                                                          -------
 Total from investment operations ................................................           2.00
                                                                                          -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ............................................          (0.06)
                                                                                          -------
 Total dividends and distributions ...............................................          (0.06)
                                                                                          -------
Net asset value, end of period ...................................................        $ 11.94
                                                                                          =======
Total return .....................................................................          20.01%
                                                                                          =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................................................        $74,588
Ratio of expenses to average net assets after waivers ............................           0.90%
Ratio of expenses to average net assets before waivers (Note 6) ..................           1.20%
Ratio of net investment income to average net assets after waivers ...............           1.19%
Ratio of net investment income to average net assets before waivers (Note 6) .....           0.89%
Portfolio turnover rate ..........................................................             37%
 Effect of voluntary expense limitation during the period: (Note 6)
   Per share benefit to net investment income ....................................        $  0.02

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Concluded)

LAZARD SMALL CAP VALUE PORTFOLIO:**


                                                                                                  CLASS IB
                                                                                             ------------------
                                                                                                 YEAR ENDED
                                                                                              DECEMBER 31, 1998
                                                                                             ------------------
Net asset value, beginning of period .....................................................        $ 10.00
                                                                                                  -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................           0.02
 Net realized and unrealized (loss) on investments and foreign currency transactions .....          (0.72)
                                                                                                  -------
 Total from investment operations ........................................................          (0.70)
                                                                                                  -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................          (0.03)
                                                                                                  -------
 Total dividends and distributions .......................................................          (0.03)
                                                                                                  -------
Net asset value, end of period ...........................................................        $  9.27
                                                                                                  =======
Total return .............................................................................          (7.03)%
                                                                                                  =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................        $51,046
Ratio of expenses to average net assets after waivers ....................................           1.20%
Ratio of expenses to average net assets before waivers (Note 6) ..........................           1.54%
Ratio of net investment income to average net assets after waivers .......................           0.52%
Ratio of net investment income to average net assets before waivers (Note 6) .............           0.18%
Portfolio turnover rate ..................................................................             21%
Effect of voluntary expense limitation during the period: (Note 6)
   Per share benefit to net investment income ............................................        $  0.02

----------
*     Commencement of Operations of respective class

** Portfolios that received initial capital on December 31, 1997 commenced operations on January 1, 1998.

+ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.


(a)        Annualized

(b)        Total return is not annualized.

(1) Reflects overall fund ratios for investment income and non-class specific expense.

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees
and Shareholders of
EQ Advisors Trust


In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting EQ Advisors Trust (the "Fund") at December 31, 1998, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


February 17, 1999

                  FEDERAL INCOME TAX INFORMATION (UNAUDITED):


For the year ended December 31, 1998, the percentage of dividends paid that qualify for the 70% dividends received deduction for corporate shareholders, foreign taxes which are expected to be passed through to shareholders as foreign tax credits, gross income derived from sources within foreign countries and finally long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return were as follows:



                                                   70% DIVIDEND        FOREIGN TAX        FOREIGN            LONG TERM
PORTFOLIOS:                                     RECEIVED DEDUCTION       CREDITS       SOURCE INCOME     CAPITAL GAIN--20%
--------------------------------------------   --------------------   -------------   ---------------   ------------------
Merrill Lynch Basic Value Equity
 Portfolio .................................            21.91                  --                --         $  562,400
Merrill Lynch World Strategy Portfolio .....            40.61                  --                --                 --
MFS Research Portfolio .....................            99.70                  --                --                 --
EQ Putnam Balanced Portfolio ...............            25.43                  --                --            238,196
EQ Putnam Growth & Income Value
 Portfolio .................................            53.82                  --                --            587,706
EQ Putnam International Portfolio ..........              --             $191,141        $1,490,222                 --
EQ Putnam Investors Growth Portfolio                    96.63                  --                --                 --
T. Rowe Price Equity Income Portfolio ......            58.37                  --                --          1,554,843
T. Rowe Price International Portfolio ......              --              201,638         1,848,403                 --
Warburg Pincus Small Company Value
 Portfolio .................................            99.50                  --                --                 --
Morgan Stanley Emerging Markets
 Equity Portfolio ..........................            20.32              29,792           633,502                 --
BT Equity 500 Index Portfolio ..............            81.58                  --                --                 --
BT International Equity Index Portfolio                   --               59,292           454,759                 --
BT Small Company Index Portfolio ...........            23.28                  --                --            102,113
JPM Core Bond Portfolio ....................              --                   --                --            271,660
Lazard Large Cap Value Portfolio ...........           100.00                  --                --                 --
Lazard Small Cap Value Portfolio ...........           100.00                  --                --                 --